UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2018

Date of reporting period: November 30, 2017

Item 1.    Reports to Stockholders.

November 30, 2017

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

›  Large Cap Fund

›  Large Cap Disciplined Equity Fund

›  Large Cap Index Fund

›  S&P 500 Index Fund

›  Extended Market Index Fund

›  Small Cap Fund

›  Small Cap II Fund

›  Small/Mid Cap Equity Fund

›  U.S. Managed Volatility Fund

›  Global Managed Volatility Fund

›  World Equity Ex-US Fund

›  Screened World Equity Ex-US Fund

›  World Select Equity Fund

›  Emerging Markets Equity Fund

›  Opportunistic Income Fund

›  Core Fixed Income Fund

›  High Yield Bond Fund

›  Long Duration Fund

›  Long Duration Credit Fund

›  Ultra Short Duration Bond Fund

›  Emerging Markets Debt Fund

›  Real Return Fund

›  Limited Duration Bond Fund

›  Intermediate Duration Credit Fund

›  Dynamic Asset Allocation Fund

›  Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 95.6%

Consumer Discretionary — 11.8%
Dollar General	1.3%	266,572	$23,480
Lowe’s	1.5	315,810	26,329
Omnicom Group	0.6	161,270	11,521
TJX	0.7	169,415	12,799
Other Securities (A)	7.7		136,725

			210,854

Consumer Staples — 7.2%
Colgate-Palmolive	0.7	169,917	12,310
CVS Health	0.9	221,490	16,966
JM Smucker	0.8	123,345	14,391
Kroger	0.8	589,608	15,247
PepsiCo	1.0	158,560	18,475
Philip Morris International	0.8	131,173	13,478
Other Securities (A)	2.2		38,211

			129,078

Energy — 4.2%
Chevron	1.0	148,183	17,632
ExxonMobil	0.6	136,193	11,344
Occidental Petroleum	0.6	161,767	11,405
Other Securities (A)	2.0		33,792

			74,173

Financials — 18.1%
Aflac	1.0	205,160	17,980
Bank of America	1.0	619,616	17,455
Citigroup	0.8	179,486	13,551
CME Group, Cl A	1.0	121,064	18,104
Intercontinental Exchange	0.7	166,493	11,896
JPMorgan Chase	1.0	177,479	18,550
Marsh & McLennan	0.8	169,334	14,212
Moody’s	1.4	166,329	25,252
MSCI, Cl A	0.7	102,974	13,253
State Street	1.1	197,939	18,874
US Bancorp	0.8	273,614	15,090
Other Securities ‡(A)	7.8		138,454

			322,671

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Health Care — 17.1%
Abbott Laboratories	0.9%	286,268	$16,137
Amgen	1.1	111,998	19,674
Becton Dickinson	1.7	133,892	30,555
Biogen *	0.7	40,407	13,018
Celgene *	0.7	125,773	12,682
Johnson & Johnson	2.3	296,614	41,327
Merck	1.1	350,900	19,394
Mettler Toledo International *	0.7	18,537	11,664
Pfizer	0.7	357,004	12,945
UnitedHealth Group	2.0	155,971	35,588
Other Securities	5.2		92,901

			305,885

Industrials — 9.5%
3M	1.3	98,605	23,975
FedEx	0.8	62,736	14,521
Graco	0.7	87,911	11,568
Illinois Tool Works	1.0	100,122	16,946
United Technologies	0.7	103,584	12,580
WW Grainger	0.7	53,757	11,897
Other Securities (A)	4.3		77,484

			168,971

Information Technology — 19.3%
Alphabet, Cl A *	1.6	27,485	28,479
Alphabet, Cl C *	0.6	10,969	11,204
eBay *	0.7	353,708	12,263
Facebook, Cl A *	0.8	82,485	14,615
Mastercard, Cl A	1.9	224,196	33,735
Microsoft	1.5	316,124	26,608
Oracle	0.9	327,182	16,052
PayPal Holdings *	1.3	306,741	23,229
Visa, Cl A (A)	1.1	172,451	19,416
Other Securities (A)	8.9		158,562

			344,163

Materials — 3.5%
Sherwin-Williams	0.8	37,493	14,975
Other Securities (A)	2.7		47,695

			62,670

Real Estate — 2.1%
Crown Castle International ‡	0.8	126,004	14,238
Other Securities ‡(A)	1.3		23,781

			38,019

Telecommunication Services — 0.7%
Other Securities	0.7		13,452

Utilities — 2.1%
Other Securities	2.1		36,858

Total Common Stock (Cost $1,271,899) ($ Thousands)			1,706,794

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P. 1.170% **†(B)	3.6%	63,415,843	$63,410

Total Affiliated Partnership (Cost $63,415) ($ Thousands)			63,410

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	3.8	67,297,896	67,298

Total Cash Equivalent (Cost $67,298) ($ Thousands)			67,298

Total Investments in Securities — 103.0% (Cost $1,402,612)($ Thousands)			$1,837,502

Percentages are based on a Net Assets of $1,784,722 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $62,485 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $63,410 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,706,794	$–	$–	$1,706,794
Affiliated Partnership	–	63,410	–	63,410
Cash Equivalent	67,298	–	–	67,298

Total Investments in Securities	$1,774,092	$63,410	$–	$1,837,502

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$37,873	$161,727	$(136,185)	$(2)	$(3)	$63,410	$30
SEI Daily Income Trust, Government Fund, CI F	97,600	376,293	(406,595)	—	—	67,298	309

Totals	$135,473	$538,020	$(542,780)	$(2)	$(3)	$130,708	$339

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Disciplined Equity Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 9.7%
Comcast, Cl A	1.2%	1,041,658	$39,104
Lowe’s	0.7	295,617	24,646
McDonald’s	1.3	245,757	42,263
Other Securities (A)	6.5		223,303

			329,316

Consumer Staples — 7.9%
Altria Group	0.6	293,710	19,922
Coca-Cola	1.0	725,472	33,205
PepsiCo	1.9	538,181	62,709
Philip Morris International	1.1	359,820	36,971
Procter & Gamble	0.7	264,334	23,787
Other Securities (A)	2.6		91,179

			267,773

Energy — 5.7%
ExxonMobil	1.3	522,095	43,485
Schlumberger	0.6	340,198	21,381
Other Securities (A)(B)	3.8		126,358

			191,224

Financials — 15.4%
American Express	0.6	188,481	18,416
Bank of America	1.0	1,197,467	33,733
Bank of New York Mellon	0.6	346,215	18,952
Berkshire Hathaway, Cl B *	1.6	282,536	54,532
Citigroup	1.6	726,725	54,868
Intercontinental Exchange	0.7	332,980	23,791
JPMorgan Chase	1.0	310,434	32,447
Progressive	0.7	465,863	24,775
S&P Global	0.7	143,111	23,682
US Bancorp	0.7	415,183	22,897
Other Securities ‡(A)	6.2		211,443

			519,536

Health Care — 12.7%
AbbVie	0.7	241,232	23,380
Baxter International	0.6	318,436	20,867

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celgene *	0.7%	227,477	$22,936
Express Scripts Holding *	0.6	293,541	19,133
Johnson & Johnson	1.0	241,744	33,682
Medtronic	0.8	323,291	26,552
Merck	1.1	654,907	36,197
UnitedHealth Group	1.4	212,804	48,555
Other Securities (A)	5.8		197,300

			428,602

Industrials — 10.2%
Boeing	0.9	103,394	28,619
General Electric	0.5	978,778	17,902
Honeywell International	1.1	232,117	36,201
Lockheed Martin	0.6	67,746	21,619
Other Securities (A)	7.1		242,129

			346,470

Information Technology — 24.3%
Adobe Systems *	0.6	107,188	19,451
Alphabet, Cl A *	1.3	42,999	44,554
Alphabet, Cl C *	2.3	76,765	78,409
Apple	3.7	725,803	124,729
Applied Materials	0.8	510,264	26,927
Cisco Systems	0.7	637,556	23,781
Cognizant Technology Solutions, Cl A	0.6	289,357	20,915
eBay *	0.8	820,047	28,431
Facebook, Cl A *	1.9	357,270	63,301
Intel	0.6	422,434	18,942
Microsoft	1.9	772,962	65,060
Motorola Solutions	0.7	259,500	24,422
PayPal Holdings *	0.5	241,130	18,261
Texas Instruments	0.9	304,606	29,635
Visa, Cl A (A)	0.6	186,136	20,957
Other Securities (A)	6.4		213,832

			821,607

Materials — 3.0%
Other Securities	3.0		102,632

Real Estate — 2.4%
Other Securities ‡(A)	2.4		81,382

Telecommunication Services — 2.1%
AT&T	0.9	796,592	28,980
Verizon Communications	1.2	802,946	40,862
Other Securities	0.0		334

			70,176

Utilities — 3.6%
NextEra Energy	0.6	119,348	18,862
PG&E	0.6	372,681	20,214

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Disciplined Equity Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities (A)	2.4%		$81,352

			120,428

Total Common Stock (Cost $2,533,932) ($ Thousands)			3,279,146

RIGHTS — 0.0%
Other Securities	0.0		91

Total Rights (Cost $–) ($ Thousands)			91

U.S. TREASURY OBLIGATION — 0.0%
Other Securities	0.0		200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)			200

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 1.170% **†(C)	2.0%	68,455,826	$68,449

Total Affiliated Partnership (Cost $68,455) ($ Thousands)			68,449

CASH EQUIVALENT — 4.4%

SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	4.4	149,549,697	149,550

Total Cash Equivalent (Cost $149,550) ($ Thousands)			149,550

Total Investments in Securities — 103.4% (Cost $2,752,137)($ Thousands)			$3,497,436

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	113	Dec-2017	$13,920	$14,961	$1,041

Percentages	are based on a Net Assets of $3,383,052 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $ 67,075 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2017, such securities amounted to $15,332 ($ Thousands), or 0.45% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $68,449 ($ Thousands).

Cl — Class

L.P. —Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,279,146	$–	$–	$3,279,146
Rights	–	91	–	91
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	68,449	–	68,449
Cash Equivalent	149,550	–	–	149,550

Total Investments in Securities	$3,428,696	$68,740	$–	$3,497,436

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,041	$—	$—	$1,041

Total Other Financial Instruments	$1,041	$—	$—	$1,041

* Futures contracts are valued at the unrealized appreciation on the   instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$24,078	$185,066	$(140,690)	$—	$(5)	$68,449	$33
SEI Daily Income Trust, Government Fund, CI F	190,844	499,007	(540,301)	—	—	149,550	638

Totals	$214,922	$684,073	$(680,991)	$—	$(5)	$217,999	$671

The accompanying notes are an integral part of the financial statements

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.2%
Amazon.com *	1.8%	35,789	$42,115
Comcast, Cl A	0.7	422,950	15,878
Home Depot	0.8	108,015	19,423
McDonald’s	0.6	73,180	12,585
Walt Disney	0.6	140,572	14,735
Other Securities (A)	7.7		178,108

			282,844

Consumer Staples — 7.5%
Altria Group	0.5	173,240	11,751
Coca-Cola	0.7	345,040	15,792
PepsiCo	0.7	128,252	14,944
Philip Morris International	0.6	139,268	14,310
Procter & Gamble	0.9	230,254	20,721
Wal-Mart Stores	0.6	130,679	12,706
Other Securities (A)	3.5		82,846

			173,070

Energy — 5.5%
Chevron	0.9	169,902	20,217
ExxonMobil	1.4	381,738	31,795
Other Securities (A)	3.2		76,724

			128,736

Financials — 14.6%
Bank of America	1.1	887,063	24,989
Berkshire Hathaway, Cl B *	1.4	173,200	33,429
Citigroup	0.8	245,004	18,498
JPMorgan Chase	1.4	318,434	33,283
SEI †	0.0	13,042	918
Wells Fargo	1.0	404,066	22,818
Other Securities ‡(A)	8.9		204,456

			338,391

Health Care — 13.1%
Abbott Laboratories	0.4	151,237	8,525
AbbVie	0.6	142,961	13,856
Amgen	0.5	65,958	11,586

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb	0.4%	147,459	$9,318
Gilead Sciences	0.4	118,234	8,842
Johnson & Johnson	1.5	242,909	33,845
Medtronic	0.4	122,726	10,079
Merck	0.6	245,743	13,582
Pfizer	0.8	531,722	19,280
UnitedHealth Group	0.9	86,220	19,673
Other Securities (A)	6.6		156,274

			304,860

Industrials — 10.2%
3M	0.6	52,033	12,651
Boeing	0.6	49,991	13,838
General Electric	0.6	780,306	14,272
Honeywell International	0.5	68,190	10,635
Union Pacific	0.4	72,232	9,137
Other Securities (A)	7.5		176,656

			237,189

Information Technology — 23.1%
Alphabet, Cl A *	1.2	26,829	27,799
Alphabet, Cl C *	1.2	27,199	27,781
Apple	3.5	470,525	80,860
Broadcom	0.4	36,132	10,043
Cisco Systems	0.7	450,327	16,797
Facebook, Cl A *	1.6	210,200	37,243
Intel	0.8	423,658	18,997
International Business Machines	0.5	76,998	11,855
Mastercard, Cl A	0.6	84,500	12,715
Microsoft	2.5	676,100	56,907
Nvidia	0.4	50,856	10,207
Oracle	0.6	257,920	12,654
QUALCOMM	0.4	132,159	8,767
Texas Instruments	0.4	89,208	8,679
Visa, Cl A (A)	0.8	166,100	18,701
Other Securities (A)	7.5		176,636

			536,641

Materials — 3.3%
DowDuPont	0.7	209,529	15,078
Other Securities (A)	2.6		61,414

			76,492

Real Estate — 3.7%
Other Securities ‡(A)	3.7		85,317

Telecommunication Services — 1.8%
AT&T	0.9	553,151	20,124
Verizon Communications	0.8	367,076	18,680
Other Securities (A)	0.1		4,041

			42,845

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.1%
Other Securities (A)	3.1%		$71,898

Total Common Stock (Cost $1,019,074) ($ Thousands)			2,278,283

U.S. TREASURY OBLIGATION — 0.1%
Other Securities	0.1		2,361

Total U.S. Treasury Obligation (Cost $2,361) ($ Thousands)			2,361

AFFILIATED PARTNERSHIP — 4.1%

SEI Liquidity Fund, L.P. 1.170% **†(B)	4.1	94,115,567	94,107

Total Affiliated Partnership (Cost $94,115) ($ Thousands)			94,107

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	1.6	37,527,142	37,527

Total Cash Equivalent (Cost $37,527) ($ Thousands)			37,527

Total Investments in Securities — 103.9% (Cost $1,153,077)($ Thousands)			$2,412,278

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,278,283	$–	$–	$2,278,283
U.S. Treasury Obligation	–	2,361	–	2,361
Affiliated Partnership	–	94,107	–	94,107
Cash Equivalent	37,527	–	–	37,527

Total Investments in Securities	$2,315,810	$96,468	$–	$2,412,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,032	$—	$—	$3,032

Total Other Financial Instruments	$3,032	$—	$—	$3,032

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	301	Dec-2017	$ 37,190	$ 39,851	$ 2,661
S&P Mid Cap 400 Index E-MINI	21	Dec-2017	3,619	3,990	371

			$ 40,809	$ 43,841	$ 3,032

Percentages are based on a Net Assets of $2,322,249 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $92,916 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $94,107 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund (Concluded)

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI	$653	$—	$—	$—	$265	$918	$4
SEI Liquidity Fund, L.P.	71,366	148,594	(125,844)	(2)	(7)	94,107	79
SEI Daily Income Trust, Government Fund, CI F	24,891	168,975	(156,339)	—	—	37,527	144

Totals	$96,910	$317,569	$(282,183)	$(2)	$258	$132,552	$227

The accompanying notes are an integral part of the financial statements

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

S&P 500 Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 11.8%
Amazon.com *	2.0%	72,860	$85,738
Comcast, Cl A	0.8	859,948	32,282
Home Depot	0.9	215,487	38,749
McDonald’s	0.6	148,087	25,467
Walt Disney	0.7	282,183	29,578
Other Securities (A)	6.8		290,890

			502,704

Consumer Staples — 7.9%
Altria Group	0.6	350,683	23,787
Coca-Cola	0.8	701,857	32,124
PepsiCo	0.7	261,178	30,433
Philip Morris International	0.7	283,978	29,179
Procter & Gamble	1.0	466,267	41,959
Wal-Mart Stores	0.6	267,583	26,017
Other Securities (A)	3.5		152,934

			336,433

Energy — 5.7%
Chevron	1.0	346,478	41,227
ExxonMobil	1.5	774,800	64,533
Other Securities (A)	3.2		135,910

			241,670

Financials — 14.4%
Bank of America	1.2	1,793,983	50,536
Berkshire Hathaway, Cl B *	1.6	351,828	67,906
Citigroup	0.9	498,157	37,611
JPMorgan Chase	1.6	643,457	67,254
Wells Fargo	1.1	816,848	46,127
Other Securities (A)	8.0		342,432

			611,866

Health Care — 13.7%
Abbott Laboratories	0.4	317,548	17,900
AbbVie	0.7	291,378	28,240
Amgen	0.6	133,391	23,431
Bristol-Myers Squibb	0.4	299,783	18,943
Gilead Sciences	0.4	238,678	17,848

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson & Johnson	1.6%	490,770	$68,379
Medtronic	0.5	247,661	20,340
Merck	0.6	500,070	27,639
Pfizer	0.9	1,091,135	39,565
UnitedHealth Group	0.9	176,787	40,338
Other Securities (A)	6.7		280,377

			583,000

Industrials — 9.8%
3M	0.6	109,091	26,524
Boeing	0.7	101,591	28,120
General Electric	0.7	1,582,788	28,949
Honeywell International	0.5	139,387	21,739
Union Pacific	0.4	146,287	18,505
Other Securities (A)	6.9		294,808

			418,645

Information Technology — 23.4%
Alphabet, Cl A *	1.3	54,541	56,514
Alphabet, Cl C *	1.3	55,163	56,344
Apple	3.8	944,546	162,320
Broadcom	0.5	74,359	20,667
Cisco Systems	0.8	914,143	34,098
Facebook, Cl A *	1.8	433,378	76,786
Intel	0.9	859,152	38,524
International Business Machines	0.6	158,451	24,397
Mastercard, Cl A	0.6	170,747	25,692
Microsoft	2.8	1,408,404	118,545
Nvidia	0.5	109,683	22,014
Oracle	0.6	552,065	27,084
QUALCOMM	0.4	270,078	17,917
Texas Instruments	0.4	180,983	17,608
Visa, Cl A (A)	0.9	334,470	37,658
Other Securities (A)	6.2		260,285

			996,453

Materials — 2.9%
DowDuPont	0.7	426,596	30,698
Other Securities (A)	2.2		92,262

			122,960

Real Estate — 2.9%
Other Securities ‡(A)	2.9		121,947

Telecommunication Services — 1.9%
AT&T	0.9	1,122,543	40,838
Verizon Communications	0.9	745,852	37,956
Other Securities (A)	0.1		2,623

			81,417

Utilities — 3.1%
Other Securities	3.1		130,739

Total Common Stock (Cost $3,071,758) ($ Thousands)			4,147,834

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

S&P 500 Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
Other Securities	0.1%		$4,430

Total U.S. Treasury Obligations (Cost $4,429) ($ Thousands)			4,430

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P. 1.170% **†(B)	2.7	114,234,430	114,223

Total Affiliated Partnership (Cost $114,233) ($ Thousands)			114,223

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	2.2%	92,221,868	$92,222

Total Cash Equivalent (Cost $92,222) ($ Thousands)			92,222

Total Investments in Securities — 102.5% (Cost $3,282,642)($ Thousands)			$4,358,709

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	812	Dec-2017	$100,237	$107,505	$7,268

Percentages are based on a Net Assets of $4,254,265 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $113,102 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note12). The total market value of such securities as of November 30, 2017 was $114,223 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,147,834	$–	$–	$4,147,834
U.S. Treasury Obligations	–	4,430	–	4,430
Affiliated Partnership	–	114,223	–	114,223
Cash Equivalent	92,222	–	–	92,222

Total Investments in Securities	$4,240,056	$118,653	$–	$4,358,709

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7,268	$—	$—	$7,268

Total Other Financial Instruments	$7,268	$—	$—	$7,268

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$108,741	$207,950	$(202,457)	$(2)	$(9)	$114,223	$58
SEI Daily Income Trust, Government Fund, CI F	87,243	420,688	(415,709)	—	—	92,222	374

Totals	$195,984	$628,638	$(618,166)	$(2)	$(9)	$206,445	$432

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 96.3%

Consumer Discretionary — 13.1%
Aramark	0.2%	45,200	$1,926
Las Vegas Sands	0.5	66,704	4,622
Lear	0.3	12,571	2,274
Liberty Interactive QVC Group, Cl A *	0.2	77,444	1,890
NVR *	0.2	620	2,154
Tesla *(A)	0.8	23,758	7,337
Yum China Holdings	0.3	68,500	2,797
Other Securities (A)	10.6		96,440

			119,440

Consumer Staples — 2.9%
Bunge	0.2	26,343	1,763
Ingredion	0.2	13,265	1,837
Other Securities (A)	2.5		22,859

			26,459

Energy — 3.9%
Cheniere Energy *	0.2	38,065	1,839
Diamondback Energy *	0.2	18,275	1,998
Other Securities (A)	3.5		31,690

			35,527

Financials — 15.8%
Ally Financial	0.3	82,700	2,221
Arch Capital Group *	0.3	23,036	2,181
First Republic Bank	0.3	28,943	2,765
FNF Group	0.2	47,458	1,920
Markel *	0.3	2,533	2,804
MSCI, Cl A	0.2	16,569	2,132
Reinsurance Group of America, Cl A 0.2		11,916	1,931
SEI †	0.2	24,219	1,704
SVB Financial Group *	0.3	9,782	2,227
TD Ameritrade Holding	0.3	47,373	2,424

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Other Securities ‡(A)	13.2%		$121,131

			143,440

Health Care — 10.3%
Alnylam Pharmaceuticals *	0.2	15,289	2,057
BioMarin Pharmaceutical *	0.3	32,446	2,784
Teleflex	0.3	8,402	2,231
WellCare Health Plans *	0.2	8,266	1,761
Other Securities (A)	9.3		85,085

			93,918

Industrials — 13.5%
Huntington Ingalls Industries	0.2	8,359	2,020
IDEX	0.2	14,341	1,944
Owens Corning	0.2	20,460	1,808
Spirit AeroSystems Holdings, Cl A	0.2	22,275	1,877
Other Securities (A)	12.7		115,315

			122,964

Information Technology — 18.7%
Amdocs	0.2	27,068	1,767
Arista Networks *	0.3	9,600	2,238
Broadridge Financial Solutions	0.2	21,797	1,967
CDW	0.2	28,700	2,009
Cognex	0.2	15,358	2,128
CoStar Group *	0.2	6,363	1,941
Dell Technologies, Cl V *	0.3	38,000	2,973
FleetCor Technologies *	0.4	17,073	3,105
Maxim Integrated Products	0.3	51,604	2,700
NXP Semiconductor *	0.8	62,600	7,098
Palo Alto Networks *	0.3	16,133	2,351
ServiceNow *	0.4	30,869	3,797
Splunk *	0.2	24,784	1,985
Square, Cl A *(A)	0.2	44,700	1,753
Take-Two Interactive Software *	0.2	19,139	2,135
Trimble *	0.2	46,920	1,970
Twitter *	0.3	121,200	2,494
Vantiv, Cl A *(A)	0.3	30,008	2,251
Workday, Cl A *	0.3	24,189	2,491
Other Securities (A)	13.2		120,950

			170,103

Materials — 5.3%
Celanese, Cl A	0.3	25,492	2,734
Other Securities (A)	5.0		45,604

			48,338

Real Estate — 8.6%
Annaly Capital Management ‡	0.3	206,915	2,415
Other Securities ‡(A)	8.3		75,295

			77,710

Telecommunication Services — 1.0%
T-Mobile US *	0.4	54,405	3,323
Other Securities (A)	0.6		5,804

			9,127

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Utilities — 3.2%
Other Securities (A)	3.2%		$28,918

Total Common Stock (Cost $661,725) ($ Thousands)			875,944

RIGHTS — 0.0%
Other Securities (B)	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

U.S. TREASURY OBLIGATIONS — 0.2%
Other Securities	0.2		1,294

Total U.S. Treasury Obligations (Cost $1,293) ($ Thousands)			1,294

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 16.2%
SEI Liquidity Fund, L.P. 1.170% **†(C)	16.2%	147,790,229	$147,777

Total Affiliated Partnership (Cost $147,789) ($ Thousands)			147,777

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
0.890% **†	2.9	26,618,585	26,619

Total Cash Equivalent (Cost $26,619) ($ Thousands)			26,619

Total Investments in Securities — 115.6% (Cost $837,426)($ Thousands)			$1,051,634

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	171	Dec-2017	$12,046	$13,213	$1,167
S&P Mid Cap 400 Index E-MINI	81	Dec-2017	13,945	15,390	1,445

			$25,991	$28,603	$2,612

Percentages are based on a Net Assets of $910,104 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $145,084 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $147,777 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$875,944	$–	$–	$875,944
Rights	–	–	–	–
U.S. Treasury Obligations	–	1,294	–	1,294
Affiliated Partnership	–	147,777	–	147,777
Cash Equivalent	26,619	–	–	26,619

Total Investments in Securities	$902,563	$149,071	$–	$1,051,634

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,612	$—	$—	$2,612

Total Other Financial Instruments	$2,612	$—	$—	$2,612

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI	$1,343	$292	$(436)	$28	$477	$1,704	$8
SEI Liquidity Fund, L.P.	133,350	194,884	(180,442)	—	(15)	147,777	450
SEI Daily Income Trust, Government Fund, CI F	18,991	95,943	(88,315)	—	—	26,619	98

Totals	$153,684	$291,119	$(269,193)	$28	$462	$176,100	$556

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 96.5%

Consumer Discretionary — 12.4%
Bright Horizons Family Solutions *	0.6%	33,900	$3,015
Conn’s *(A)	0.4	65,969	2,038
Dana Holdings	0.6	94,315	3,116
Deckers Outdoor *	0.4	27,967	2,090
Jack in the Box	0.4	19,544	2,023
Ollie’s Bargain Outlet Holdings *(A)	0.4	45,584	2,163
Planet Fitness, Cl A *(A)	0.7	106,984	3,463
Other Securities (A)	8.9		43,489

			61,397

Consumer Staples — 2.4%
Hostess Brands, Cl A *	0.4	131,858	1,854
Other Securities (A)	2.0		9,979

			11,833

Energy — 2.4%
Other Securities (A)	2.4		11,918

Financials — 17.1%
CNO Financial Group	0.4	83,845	2,114
Eagle Bancorp *	0.4	31,915	2,111
Hancock Holding	0.4	35,260	1,811
Radian Group	0.4	96,166	1,970
Wintrust Financial	0.6	37,388	3,135
Other Securities ‡(A)	14.9		73,842

			84,983

Health Care — 12.2%
Acadia Healthcare *	0.4	58,781	1,871
AMN Healthcare Services *	0.5	52,939	2,658
Inogen *	0.4	14,839	1,910
Integer Holdings *	0.4	38,825	1,881
Magellan Health Services *	0.4	21,752	1,838

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Omnicell *	0.4%	39,670	$2,079
PRA Health Sciences *	0.6	37,589	3,096
Prestige Brands Holdings *	0.4	46,908	2,120
Supernus Pharmaceuticals *	0.5	61,788	2,336
Other Securities (A)	8.2		41,015

			60,804

Industrials — 16.6%
Air Transport Services Group *	0.5	98,205	2,381
Apogee Enterprises	0.4	43,040	2,153
BWX Technologies	0.4	32,921	2,056
Deluxe	0.8	52,889	3,760
Healthcare Services Group	0.5	49,973	2,595
John Bean Technologies	0.7	29,447	3,526
WageWorks *	0.6	49,500	3,175
XPO Logistics *(A)	0.7	43,275	3,420
Other Securities (A)	12.0		59,385

			82,451

Information Technology — 19.4%
2U *(A)	0.4	29,265	1,876
Acxiom *	0.6	102,589	2,796
Blackhawk Network Holdings, Cl A *	0.5	70,843	2,603
CalAmp *	0.5	113,706	2,598
Callidus Software *	0.5	77,951	2,282
Cornerstone OnDemand *	0.4	51,202	1,893
Euronet Worldwide *	0.5	27,868	2,546
FireEye *	0.6	204,107	2,886
Five9 *	0.4	81,086	1,987
Littelfuse	0.4	10,712	2,173
LogMeIn	0.6	24,805	2,952
MAXIMUS	0.4	29,094	2,010
Mercury Systems *	0.7	63,183	3,298
Monolithic Power Systems	0.4	16,488	1,951
Paycom Software *(A)	0.4	25,723	2,109
Q2 Holdings *	0.4	47,522	1,989
RingCentral, Cl A *	0.4	46,048	2,171
Other Securities (A)	11.3		56,314

			96,434

Materials — 4.2%
Summit Materials, Cl A *	0.4	58,872	1,811
Other Securities (A)	3.8		18,924

			20,735

Real Estate — 6.2%
CoreSite Realty ‡	0.4	18,280	2,074
Other Securities ‡(A)	5.8		28,615

			30,689

Telecommunication Services — 0.4%
Other Securities (A)	0.4		1,832

Utilities — 3.2%
ONE Gas	0.5	29,887	2,369

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Other Securities (A)	2.7%		$13,548

			15,917

Total Common Stock
(Cost $389,262) ($ Thousands)			478,993

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

CONVERTIBLE BOND — 0.0%
Consumer Discretionary — 0.0%
Other Securities (B)(C)	0.0		—

Total Convertible Bond (Cost $445) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 11.2%
SEI Liquidity Fund, L.P. 1.170% **†(D)	11.2	55,443,753	55,439

Total Affiliated Partnership (Cost $55,443) ($ Thousands)			55,439

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	3.8	19,111,447	19,111

Total Cash Equivalent (Cost $19,111) ($ Thousands)			19,111

Total Investments in Securities — 111.5%
(Cost $464,261)($ Thousands)			$553,543

Percentages are based on a Net Assets of $496,405 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $54,620 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $55,439 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$478,993	$–	$–	$478,993
Rights	–	–	–	–
Convertible Bond	–	–	–	–
Affiliated Partnership	–	55,439	–	55,439
Cash Equivalent	19,111	–	–	19,111

Total Investments in Securities	$498,104	$55,439	$–	$553,543

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$47,636	$77,360	$(69,553)	$—	$(4)	$55,439	$187
SEI Daily Income Trust, Government Fund, CI F	25,242	98,511	(104,642)	—	—	19,111	79

Totals	$72,878	$175,871	$(174,195)	$—	$(4)	$74,550	$266

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap II Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 94.8%

Consumer Discretionary — 12.1%
Big Lots (A)	0.7%	54,230	$3,205
Carter’s	0.4	14,602	1,582
Cheesecake Factory (A)	0.5	46,055	2,259
Conn’s *(A)	0.4	51,117	1,580
Gentherm *	0.4	45,820	1,650
Grand Canyon Education *	0.4	16,862	1,601
Murphy USA *(A)	0.4	20,951	1,652
Sally Beauty Holdings *(A)	0.5	113,886	1,942
Skechers U.S.A., Cl A *	0.8	93,429	3,279
Other Securities (A)	7.6		33,906

			52,656

Consumer Staples — 2.4%
Hostess Brands, Cl A *(A)	0.5	139,224	1,957
Other Securities (A)	1.9		8,408

			10,365

Energy — 3.7%
Gulfport Energy *	0.6	212,026	2,714
PBF Energy, Cl A	0.7	87,290	2,826
Southwestern Energy *	0.6	389,716	2,479
Other Securities (A)	1.8		8,085

			16,104

Financials — 16.0%
American Equity Investment
Life Holding	0.8	110,925	3,520
BankUnited	0.9	105,989	3,946
CNO Financial Group	0.6	100,695	2,538
First Commonwealth Financial	0.6	178,638	2,697
FNB (Pennsylvania)	1.1	346,510	4,917
Great Western Bancorp	0.6	57,840	2,390
OFG Bancorp	0.6	271,995	2,666
Sterling Bancorp	0.4	62,116	1,575
Umpqua Holdings	0.7	143,800	3,179
Voya Financial	0.5	48,810	2,157

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Other Securities ‡(A)	9.2%		$39,887

			69,472

Health Care — 12.8%
AMN Healthcare Services *(A)	0.5	39,806	1,998
Lannett *(A)	0.9	151,531	4,008
Prestige Brands Holdings *(A)	0.5	51,225	2,315
Other Securities (A)	10.9		47,132

			55,453

Industrials — 19.6%
Apogee Enterprises (A)	0.4	32,443	1,623
Atlas Air Worldwide Holdings *	0.5	40,270	2,326
BWX Technologies	0.4	26,636	1,663
Clean Harbors *	0.6	44,610	2,403
Deluxe	0.4	24,075	1,712
Heartland Express (A)	0.4	72,455	1,655
Heritage-Crystal Clean *	0.4	85,381	1,635
InnerWorkings *(A)	0.4	160,791	1,745
JetBlue Airways *	0.4	82,792	1,778
Kirby *(A)	0.4	28,132	1,893
Multi-Color (A)	0.4	23,698	1,813
On Assignment *	0.5	31,387	2,007
SP Plus *	0.5	53,077	2,081
TriNet Group *	0.6	54,426	2,436
WageWorks *	0.6	37,217	2,387
Other Securities (A)	12.7		55,724

			84,881

Information Technology — 18.9%
Blackhawk Network Holdings,
Cl A *	0.6	66,976	2,461
CalAmp *	0.5	90,322	2,064
Callidus Software *	0.7	96,444	2,823
Finisar *(A)	0.6	131,394	2,629
FireEye *(A)	0.5	153,422	2,169
Integrated Device Technology *	0.6	84,045	2,529
VeriFone Systems *	0.7	175,034	3,035
Other Securities (A)	14.7		64,076

			81,786

Materials — 4.3%
United States Steel (A)	0.7	109,890	3,178
Other Securities (A)	3.6		15,242

			18,420

Real Estate — 2.8%
Other Securities ‡(A)	2.8		12,135

Telecommunication Services — 0.2%
Other Securities	0.2		921

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Utilities — 2.0%
Portland General Electric	0.4%	31,696	$1,573
Other Securities	1.6		7,173

			8,746

Total Common Stock (Cost $349,669) ($ Thousands)			410,939

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2		953

Total Exchange Traded Fund (Cost $876) ($ Thousands)			953

WARRANT — 0.0%
Other Securities	0.0		23

Total Warrant (Cost $1) ($ Thousands)			23

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 22.2%
SEI Liquidity Fund, L.P. 1.170% **†(B)	22.2	95,995,380	95,988

Total Affiliated Partnership (Cost $95,995) ($ Thousands)			95,988

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	6.4	27,812,148	27,812

Total Cash Equivalent (Cost $27,812) ($ Thousands)			27,812

Total Investments in Securities — 123.6% (Cost $474,353) ($ Thousands)			$535,715

Percentages are based on a Net Assets of $433,392 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $94,420 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $95,988 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$410,939	$–	$–	$410,939
Exchange Traded Fund	953	–	–	953
Warrant	–	23	–	23
Rights	–	–	–	–
Affiliated Partnership	–	95,988	–	95,988
Cash Equivalent	27,812	–	–	27,812

Total Investments in Securities	$439,704	$96,011	$–	$535,715

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$74,689	$118,691	$(97,384)	$—	$(8)	$95,988	$238
SEI Daily Income Trust, Government Fund, CI F	31,320	111,554	(115,062)	—	—	27,812	103

Totals	$106,009	$230,245	$(212,446)	$—	$(8)	$123,800	$341

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small/Mid Cap Equity Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 96.0%

Consumer Discretionary — 12.8%
Bright Horizons Family Solutions *	0.5%	99,650	$8,864
Carter’s (A)	0.3	54,662	5,921
Grand Canyon Education *	0.3	57,809	5,489
Lear	0.4	37,504	6,784
Planet Fitness, Cl A *(A)	0.6	319,190	10,332
Polaris Industries (A)	0.3	43,089	5,473
Sally Beauty Holdings *(A)	0.4	407,058	6,940
ServiceMaster Global Holdings *	0.4	136,865	6,690
Other Securities (A)	9.6		169,881

			226,374

Consumer Staples — 2.7%
Sanderson Farms (A)	0.3	34,538	5,861
Other Securities (A)	2.4		41,864

			47,725

Energy — 2.5%
Other Securities (A)	2.5		44,364

Financials — 16.2%
Ally Financial	0.3	201,699	5,418
E*TRADE Financial *	0.4	139,719	6,726
Eagle Bancorp *	0.4	94,248	6,234
LPL Financial Holdings	0.5	184,756	9,578
Reinsurance Group of America, Cl A	0.3	36,405	5,899
Synovus Financial	0.4	140,553	6,976
United Community Banks	0.3	192,015	5,518
Wintrust Financial	0.4	93,009	7,799
Zions Bancorporation (A)	0.3	117,650	5,830
Other Securities ‡(A)	12.9		226,446

			286,424

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Health Care — 10.7%
Exact Sciences *(A)	0.4%	110,903	$6,596
PRA Health Sciences *	0.6	119,297	9,826
Prestige Brands Holdings *(A)	0.3	130,776	5,911
STERIS	0.5	89,355	8,038
Other Securities (A)	8.9		158,254

			188,625

Industrials — 19.4%
Air Transport Services Group *	0.5	349,533	8,476
Clean Harbors *	0.4	140,623	7,574
Deluxe	0.5	127,009	9,030
Healthcare Services Group (A)	0.4	128,620	6,679
John Bean Technologies	0.8	110,376	13,218
Kirby *(A)	0.4	91,976	6,190
Manpowergroup	0.4	49,619	6,396
Mercury Systems *	0.5	180,575	9,424
Meritor *	0.4	282,494	7,057
MSC Industrial Direct, Cl A	0.4	69,515	6,261
Multi-Color	0.3	76,876	5,881
Owens Corning	0.4	83,890	7,412
Sensata Technologies Holding *(A)	0.5	181,498	9,066
Spirit AeroSystems Holdings, Cl A	0.3	69,538	5,859
TriNet Group *	0.5	180,815	8,093
XPO Logistics *(A)	0.6	134,042	10,593
Other Securities (A)	12.1		214,369

			341,578

Information Technology — 17.9%
2U *(A)	0.4	120,425	7,719
Callidus Software *	0.3	194,604	5,697
Euronet Worldwide *	0.6	114,543	10,463
LogMeIn	0.6	89,510	10,652
Marvell Technology Group	0.3	260,692	5,824
RealPage *	0.3	122,849	5,571
RingCentral, Cl A *	0.4	145,990	6,883
SS&C Technologies Holdings	0.5	198,884	8,212
Trimble *	0.3	130,163	5,466
Other Securities (A)	14.2		249,785

			316,272

Materials — 4.9%
Summit Materials, Cl A *	0.4	232,211	7,143
Other Securities (A)	4.5		79,401

			86,544

Real Estate — 5.5%
CoreSite Realty ‡	0.3	53,734	6,098
Other Securities ‡(A)	5.2		91,892

			97,990

Telecommunication Services — 0.2%
Other Securities	0.2		2,825

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Utilities — 3.2%
Pinnacle West Capital	0.3%	62,148	$5,706
Other Securities (A)	2.9		50,242

			55,948

Total Common Stock (Cost $1,340,433) ($ Thousands)			1,694,669

EXCHANGE TRADED FUNDS — 0.1%
Other Securities (A)	0.1		1,984

Total Exchange Traded Funds (Cost $1,833) ($ Thousands)			1,984

RIGHTS — 0.0%

Other Securities	0.0		—

Total Rights (Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 15.8%
SEI Liquidity Fund, L.P. 1.170% **†(B)	15.8	279,450,640	279,428

Total Affiliated Partnership (Cost $279,450) ($ Thousands)			279,428

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	4.7	82,365,334	82,365

Total Cash Equivalent (Cost $82,365) ($ Thousands)			82,365

Total Investments in Securities — 116.6% (Cost $1,704,081)($ Thousands)			$2,058,446

Percentages are based on a Net Assets of $1,764,900 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $ 274,127 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $279,428 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,694,669	$–	$–	$1,694,669
Exchange Traded Funds	1,984	–	–	1,984
Rights	–	–	–	–
Affiliated Partnership	–	279,428	–	279,428
Cash Equivalent	82,365	–	–	82,365

Total Investments in Securities	$1,779,018	$279,428	$–	$2,058,446

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$236,581	$305,383	$(262,509)	$(7)	$(20)	$279,428	$545
SEI Daily Income Trust, Government Fund, CI F	60,132	392,941	(370,708)	—	—	82,365	303

Totals	$296,713	$698,324	$(633,217)	$(7)	$(20)	$361,793	$848

The accompanying notes are an integral part of the financial statements

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

U.S. Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 98.8%

Consumer Discretionary — 9.2%
McDonald’s	0.6%	56,801	$9,768
Target	0.8	204,400	12,244
Walt Disney	0.8	120,258	12,605
Other Securities	7.0		106,879

			141,496

Consumer Staples — 15.6%
Altria Group	0.9	194,731	13,209
Campbell Soup	0.6	187,800	9,258
Costco Wholesale	0.6	49,011	9,039
CVS Health	0.7	131,500	10,073
Kellogg	0.6	141,500	9,362
PepsiCo	0.8	108,288	12,618
Procter & Gamble	0.7	111,635	10,046
Sanderson Farms	0.7	63,794	10,825
Tyson Foods, Cl A	1.4	261,552	21,513
Wal-Mart Stores	1.8	277,751	27,006
Other Securities	6.8		106,655

			239,604

Energy — 2.0%
ExxonMobil	0.8	152,793	12,726
Other Securities	1.2		18,678

			31,404

Financials — 14.7%
Allstate	1.1	164,187	16,855
Berkshire Hathaway, Cl B *	1.7	131,497	25,380
CBOE Holdings	0.6	72,836	8,990
Everest Re Group	1.0	67,678	14,862
Progressive	0.7	197,463	10,501
Reinsurance Group of America, Cl A	0.8	74,429	12,061
Travelers	1.1	127,700	17,312
Other Securities ‡	7.7		119,611

			225,572

Health Care — 15.4%
Aetna	0.7	55,922	10,076
Baxter International	0.8	187,941	12,316
Humana	0.8	48,956	12,771

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Johnson & Johnson	2.6%	284,299	$39,611
Merck	1.6	435,483	24,069
Pfizer	1.8	738,608	26,782
Quest Diagnostics	0.6	91,815	9,040
UnitedHealth Group	0.7	43,363	9,894
Other Securities	5.8		91,487

			236,046

Industrials — 6.5%
Boeing	0.6	35,385	9,795
FedEx	0.6	40,000	9,258
Republic Services, Cl A	0.7	169,155	10,985
United Technologies	0.7	92,000	11,173
Waste Management	1.3	236,240	19,431
Other Securities	2.6		38,548

			99,190

Information Technology — 13.0%
Amdocs	1.4	332,633	21,718
Apple	1.2	110,201	18,938
Cisco Systems	1.1	466,400	17,397
Intel	1.0	342,200	15,344
International Business
Machines	0.8	81,000	12,472
Motorola Solutions	0.6	104,849	9,867
Other Securities	6.9		103,227

			198,963

Materials — 1.9%
Other Securities	1.9		29,650

Real Estate — 3.9%
Other Securities ‡	3.9		59,882

Telecommunication Services — 4.8%
AT&T	1.3	555,837	20,221
Verizon Communications	1.8	541,577	27,561
Other Securities	1.7		26,686

			74,468

Utilities — 11.8%
American Electric Power	1.4	272,868	21,183
Consolidated Edison	0.7	113,700	10,124
Edison International	0.8	159,509	12,963
Entergy	1.0	172,626	14,929
Exelon	1.5	560,339	23,372
NextEra Energy	0.6	63,185	9,986
PPL	0.6	260,216	9,542
Public Service Enterprise Group	1.2	341,073	18,097
Other Securities	4.0		61,035

			181,231

Total Common Stock (Cost $1,209,920) ($ Thousands)			1,517,506

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	3.7%	56,090,262	$56,090

Total Cash Equivalent (Cost $56,090) ($ Thousands)			56,090

Total Investments in Securities — 102.5% (Cost $1,266,010)($ Thousands)			$1,573,596

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	36	Dec-2017	$4,736	$4,766	$30

Percentages are based on a Net Assets of $1,535,159 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡ Real Estate Investment Trust.

† Investment in Affiliated Security (see Note 6).

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

As of November 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$32,607	$333,892	$(310,409)	$56,090	$198

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 93.1%

Australia — 2.4%
AGL Energy	0.5%	500,561	$9,534
Other Securities ‡	1.9		38,539

			48,073

Austria — 0.8%
Other Securities	0.8		16,454

Belgium — 0.6%
Other Securities	0.6		12,622

Bermuda — 0.0%
Other Securities	0.0		130

Canada — 5.3%
Bank of Montreal	0.5	115,593	8,907
Canadian Tire, Cl A	0.4	67,850	8,586
National Bank of Canada	0.5	191,194	9,434
Other Securities ‡	3.9		77,420

			104,347

Denmark — 1.2%
Other Securities	1.2		24,060

Finland — 0.4%
Other Securities	0.4		7,847

France — 1.4%
Sanofi-Aventis	0.5	115,800	10,557
TOTAL	0.4	149,100	8,414
Other Securities	0.5		9,301

			28,272

Germany — 2.1%
Other Securities (A)	2.1		42,534

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Hong Kong — 3.1%
CLP Holdings	0.4%	862,191	$8,812
Other Securities ‡(A)	2.7		52,537

			61,349

Ireland — 0.0%
Other Securities ‡	0.0		535

Israel — 1.8%
Bank Hapoalim	0.5	1,351,918	9,231
Bank Leumi Le-Israel	0.4	1,521,925	8,456
Other Securities	0.9		17,945

			35,632

Italy — 0.3%
Other Securities	0.3		5,988

Japan — 8.1%
Nippon Telegraph & Telephone	0.8	309,100	16,275
Other Securities ‡	7.3		145,042

			161,317

Luxembourg — 0.1%
Other Securities	0.1		932

Netherlands — 0.3%
Other Securities (A)	0.3		6,563

New Zealand — 1.1%
Other Securities ‡	1.1		21,636

Norway — 0.8%
Other Securities	0.8		15,456

Portugal — 0.2%
Other Securities	0.2		4,417

Singapore — 2.8%
Other Securities ‡	2.8		55,816

Spain — 0.1%
Other Securities	0.1		1,524

Sweden — 1.2%
Other Securities	1.2		23,697

Switzerland — 4.0%
Nestle	0.6	132,734	11,365
Roche Holding	0.6	46,103	11,631
Other Securities	2.8		56,060

			79,056

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

United Kingdom — 3.8%
GlaxoSmithKline	0.6%	655,150	$11,321
SSE	0.6	634,127	11,745
Other Securities ‡(A)	2.6		53,295

			76,361

United States — 51.2%
AbbVie	0.5	109,085	10,573
Amdocs	0.7	208,261	13,597
Annaly Capital Management ‡	0.6	1,029,028	12,009
Anthem	0.5	46,428	10,909
Apple	0.9	104,400	17,941
AT&T	0.4	235,600	8,571
BCE	0.5	189,389	9,055
Berkshire Hathaway, Cl B *	1.2	125,763	24,274
Campbell Soup	0.5	196,400	9,683
Cigna	0.7	65,787	13,929
Cisco Systems	0.6	336,668	12,558
Clorox	0.7	94,535	13,168
Consolidated Edison	0.5	118,260	10,530
CVS Health	0.7	188,505	14,439
FirstEnergy	0.6	342,500	11,693
Gilead Sciences	0.5	120,994	9,048
Humana	0.4	33,004	8,609
Intel	0.7	302,000	13,542
Johnson & Johnson	1.7	245,715	34,235
Kellogg	0.5	164,334	10,872
McDonald’s	0.7	81,745	14,058
Merck	1.0	343,437	18,982
PepsiCo	0.5	92,635	10,794
Pfizer	1.2	660,947	23,966
Procter & Gamble	0.5	109,919	9,892
Public Service Enterprise Group	0.6	230,400	12,225
Republic Services, Cl A	0.8	235,736	15,309
Target	0.5	179,500	10,752
Travelers	0.8	110,500	14,980
Tyson Foods, Cl A	0.4	108,450	8,920
United Technologies	0.7	114,892	13,954
Valero Energy	0.5	107,900	9,238
Verizon Communications	0.7	267,200	13,598
Wal-Mart Stores	1.3	275,702	26,807
Walt Disney	0.6	110,276	11,559
Waste Management	0.9	205,713	16,920
Other Securities ‡	26.1		519,009

			1,020,198

Total Common Stock (Cost $1,608,513) ($ Thousands)			1,854,816

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Preferred Stock — 0.1%

Germany — 0.1%
Other Securities	0.1%		$1,343

Sweden — 0.0%
Other Securities	0.0		436

Total Preferred Stock (Cost $1,644) ($ Thousands)			1,779

RIGHT — 0.0%

Portugal — 0.0%
Other Securities	0.0		204

Total Right (Cost $–) ($ Thousands)			204

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	2.0	39,471,863	39,472

Total Cash Equivalent (Cost $39,472) ($ Thousands)			39,472

Total Investments in Securities — 95.2% (Cost $1,649,629)($ Thousands)			$1,896,271

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	258	Dec-2017	$10,989	$10,991	$(49)
FTSE 100 Index	62	Dec-2017	6,146	6,151	(48)
Hang Seng Index	8	Dec-2017	1,507	1,502	(5)
S&P 500 Index E-MINI	347	Dec-2017	45,466	45,941	475
SPI 200 Index	33	Dec-2017	3,749	3,749	9
TOPIX Index	45	Dec-2017	7,169	7,226	33

			$75,026	$75,560	$415

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	USD	42	CAD	53	$(1)
Brown Brothers Harriman	12/15/17	USD	56	NOK	460	(1)
Brown Brothers Harriman	12/15/17	USD	61	AUD	80	—
Brown Brothers Harriman	12/15/17	USD	73	SGD	98	—
Brown Brothers Harriman	12/15/17	USD	88	NZD	127	—
Brown Brothers Harriman	12/15/17	USD	126	SEK	1,042	(1)
Brown Brothers Harriman	12/15/17	USD	149	DKK	929	—
Brown Brothers Harriman	12/15/17	USD	170	CHF	166	—
Brown Brothers Harriman	12/15/17	USD	175	JPY	19,458	(1)
Brown Brothers Harriman	12/15/17	USD	177	GBP	133	3
Brown Brothers Harriman	12/15/17	USD	851	EUR	713	(1)
Brown Brothers Harriman	12/15/17	NZD	16,617	USD	11,443	44
Brown Brothers Harriman	12/15/17	AUD	31,477	USD	23,992	101
Brown Brothers Harriman	12/15/17	AUD	510	USD	386	(1)
Brown Brothers Harriman	12/15/17	GBP	32,497	USD	43,410	(604)
Brown Brothers Harriman	12/15/17	SGD	35,887	USD	26,674	24
Brown Brothers Harriman	12/15/17	SGD	461	USD	342	—
Brown Brothers Harriman	12/15/17	CHF	38,631	USD	39,491	87
Brown Brothers Harriman	12/15/17	CHF	586	USD	596	(2)
Brown Brothers Harriman	12/15/17	NOK	55,447	USD	6,824	131
Brown Brothers Harriman	12/15/17	EUR	65,739	USD	78,535	68
Brown Brothers Harriman	12/15/17	EUR	1,299	USD	1,541	(9)
Brown Brothers Harriman	12/15/17	CAD	73,793	USD	58,094	794
Brown Brothers Harriman	12/15/17	SEK	85,425	USD	10,326	60
Brown Brothers Harriman	12/15/17	SEK	1,543	USD	185	(1)
Brown Brothers Harriman	12/15/17	DKK	85,496	USD	13,722	7
Brown Brothers Harriman	12/15/17	DKK	1,693	USD	270	(2)
Brown Brothers Harriman	12/15/17	HKD	3,921	USD	502	—
Brown Brothers Harriman	12/15/17	HKD	282,186	USD	36,137	(1)
Brown Brothers Harriman	12/15/17	JPY	9,319,561	USD	83,613	245
Brown Brothers Harriman	12/15/17	JPY	153,864	USD	1,376	(1)

						$938

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Percentages are based on a Net Assets of $1,992,902 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $8,787 ($ Thousands), representing 0.4% of the net assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,848,771	$6,045	$–	$1,854,816
Preferred Stock	1,779	–	–	1,779
Right	204	–	–	204
Cash Equivalent	39,472	–	–	39,472

Total Investments in Securities	$1,890,226	$6,045	$–	$1,896,271

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$517	$—	$—	$517
Unrealized Depreciation	(102)	—	—	(102)
Forwards Contracts *
Unrealized Appreciation	—	1,564	—	1,564
Unrealized Depreciation	—	(626)	—	(626)

Total Other Financial Instruments	$415	$938	$—	$1,353

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$28,866	$227,503	$(216,897)	$39,472	$230

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Equity Ex-US Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.7%

Argentina — 0.8%
MercadoLibre (A)	0.4%	130,712	$35,964
Other Securities (A)	0.4		34,387

			70,351

Australia — 4.0%
a2 Milk *(A)	0.4	6,051,418	35,089
Other Securities ‡(A)	3.6		305,812

			340,901

Austria — 1.0%
Other Securities (A)	1.0		85,464

Belgium — 0.4%
Other Securities (A)	0.4		32,393

Brazil — 1.6%
Other Securities	1.6		138,637

Canada — 4.3%
Other Securities (A)	4.3		371,227

Chile — 0.1%
Other Securities (A)	0.1		9,839

China — 2.7%
Alibaba Group Holding ADR *(A)	0.7	320,597	56,771
Other Securities (A)	2.0		178,071

			234,842

Colombia — 0.4%
Other Securities (A)	0.4		36,399

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Czech Republic — 0.1%
Other Securities	0.1%		$11,610

Denmark — 1.0%
Other Securities	1.0		88,622

Finland — 1.2%
Other Securities	1.2		103,923

France — 4.9%
Gaz de France	0.6	3,043,113	53,399
Other Securities (B)	4.3		370,649

			424,048

Germany — 6.2%
Bayer	0.7	438,269	55,972
Continental	0.5	146,742	39,122
Deutsche Boerse	0.8	575,754	65,330
Deutsche Lufthansa	0.4	999,581	34,409
SAP	0.7	521,764	58,845
Other Securities (A)	3.1		275,853

			529,531

Greece — 0.2%
Other Securities	0.2		12,909

Hong Kong — 3.5%
AIA Group	0.5	4,927,800	40,140
Bank of China, Cl H	0.5	91,038,000	44,431
Hong Kong Exchanges & Clearing	0.6	1,692,656	51,260
Other Securities (A)	1.9		167,621

			303,452

Hungary — 0.2%
Other Securities	0.2		17,076

India — 1.7%
HDFC Bank ADR (A)	0.4	352,691	34,246
ICICI Bank ADR	0.7	6,458,984	61,619
Other Securities	0.6		51,498

			147,363

Indonesia — 0.4%
Other Securities	0.4		36,898

Ireland — 0.7%
Other Securities	0.7		57,596

Israel — 1.1%
Check Point Software Technologies *(A)	0.5	442,651	46,164

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Israel (continued)
Other Securities (A)	0.6%		$45,556

			91,720

Italy — 1.7%
Other Securities (A)	1.7		142,428

Japan — 13.5%
Denso	0.6	864,700	49,116
Hitachi	0.4	5,000,000	37,580
Japan Tobacco	0.5	1,281,800	42,763
Mitsubishi UFJ Financial Group	0.5	5,482,415	39,192
Omron	0.5	674,600	39,907
Recruit Holdings	0.4	1,519,209	35,635
SBI Holdings	0.4	1,905,207	34,316
Sony	0.7	1,193,500	55,840
Trend Micro	0.5	732,300	41,789
Other Securities (A)	9.0		785,379

			1,161,517

Malaysia — 0.5%
Other Securities	0.5		43,254

Mexico — 0.2%
Other Securities	0.2		20,939

Netherlands — 4.1%
Heineken	0.7	562,809	57,473
Koninklijke DSM	0.4	366,949	34,490
Royal Dutch Shell, Cl A	0.6	1,586,642	50,720
Other Securities (B)	2.4		205,898

			348,581

Norway — 1.9%
DnB	0.4	1,852,690	33,819
Norsk Hydro	0.5	6,446,233	44,112
Statoil	0.7	3,007,300	60,574
Statoil ADR (A)	0.3	1,179,457	23,684
Other Securities	0.0		2,976

			165,165

Panama — 0.3%
Other Securities	0.3		22,247

Peru — 0.2%
Other Securities	0.2		21,279

Poland — 0.4%
Other Securities	0.4		38,009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Portugal — 0.6%
Other Securities	0.6%		$54,406

Russia — 0.4%
Other Securities	0.4		30,544

Singapore — 1.1%
DBS Group Holdings	0.6	2,877,900	52,368
United Overseas Bank	0.5	2,074,686	40,500

			92,868

South Africa — 1.4%
Naspers, Cl N	0.7	218,863	59,454
Other Securities	0.7		62,350

			121,804

South Korea — 4.0%
NAVER	0.4	49,517	36,442
Samsung Electronics	1.6	59,805	139,786
Other Securities (A)	2.0		171,224

			347,452

Spain — 2.2%
Amadeus IT Group, Cl A	0.5	629,978	45,482
Banco Bilbao Vizcaya Argentaria	0.5	4,795,640	40,942
Other Securities	1.2		104,893

			191,317

Sweden — 1.1%
Other Securities	1.1		90,495

Switzerland — 4.8%
Cie Financiere Richemont	0.6	571,551	49,204
Credit Suisse Group	0.4	2,215,287	37,407
Lonza Group	0.5	154,815	40,567
Nestle	0.5	509,632	43,636
Other Securities (A)	2.8		246,231

			417,045

Taiwan — 3.6%
Hon Hai Precision Industry	0.7	18,026,778	60,331
Taiwan Semiconductor Manufacturing	0.4	4,407,000	33,355
Taiwan Semiconductor Manufacturing ADR	0.7	1,482,464	58,706
Other Securities (A)	1.8		156,539

			308,931

Thailand — 0.3%
Other Securities (A)	0.3		22,051

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Equity Ex-US Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Turkey — 0.6%
Other Securities	0.6%		$51,086

United Arab Emirates — 0.3%
Other Securities	0.3		25,875

United Kingdom — 9.4%
British American Tobacco	0.5	676,285	42,856
Diageo	0.9	2,152,198	74,522
Imperial Brands	0.7	1,398,954	57,887
ITV	0.5	20,279,342	43,942
Rio Tinto	0.7	1,238,961	58,486
Other Securities (A)	6.1		531,693

			809,386

United States — 3.6%
Carnival, Cl A	0.4	531,320	34,876
ICON *	0.9	666,483	77,852
Other Securities (A)	2.3		195,345

			308,073

Total Common Stock (Cost $6,354,754) ($ Thousands)			7,979,553

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.4%

Brazil — 0.4%
Other Securities (A)	0.4%		$32,203

Total Preferred Stock (Cost $33,165) ($ Thousands)			32,203

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P. 1.170% **†(C)	4.9	420,422,981	420,381

Total Affiliated Partnership (Cost $420,411) ($ Thousands)			420,381

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	1.7	144,774,956	144,775

Total Cash Equivalent (Cost $144,775) ($ Thousands)			144,775

Total Investments in Securities — 99.7% (Cost $6,953,105)($ Thousands)			$8,576,912

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ( Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) ( Thousands)
DJ Euro Stoxx 50 Index	2,516	Dec-2017	$106,892	$107,188	$(206)
FTSE 100 Index	570	Dec-2017	56,336	56,549	(174)
Hang Seng Index	69	Dec-2017	13,017	12,951	(60)
S&P TSX 60 Index	193	Dec-2017	28,394	28,500	604
SPI 200 Index	211	Dec-2017	23,875	23,971	426
TOPIX Index	467	Dec-2017	72,782	74,992	2,072

			$301,296	$304,151	$2,662

Percentages are based on a Net Assets of $8,603,008 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017, was $408,211 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $37,612 ($ Thousands), representing 0.4% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $420,381 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,977,530	$2,023	$–	$7,979,553
Preferred Stock	32,203	–	–	32,203
Affiliated Partnership	–	420,381	–	420,381
Cash Equivalent	144,775	–	–	144,775

Total Investments in Securities	$8,154,508	$422,404	$–	$8,576,912

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,102	$—	$—	$3,102
Unrealized Depreciation	(440)	—	—	(440)

Total Other Financial Instruments	$2,662	$—	$—	$2,662

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended November 30, 2017 ($ Thousands).

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$466,306	$1,108,169	$(1,154,047)	$(19)	$(28)	$420,381	$1,709
SEI Daily Income Trust, Government Fund, CI F	214,334	412,032	(481,591)	—	—	144,775	936

Totals	$680,640	$1,520,201	$(1,635,638)	$(19)	$(28)	$565,156	$2,645

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Screened World Equity Ex-US Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 95.2%

Argentina — 0.7%
MercadoLibre	0.7%	2,454	$675
Other Securities	0.0		32

			707

Australia — 2.0%
Other Securities ‡(A)	2.0		1,860

Austria — 2.1%
OMV	0.5	7,716	484
Voestalpine	0.5	8,427	491
Other Securities	1.1		1,009

			1,984

Belgium — 0.2%
Other Securities	0.2		155

Brazil — 1.0%
Other Securities	1.0		911

Canada — 6.1%
Magna International, Cl A	0.7	12,546	705
Royal Bank of Canada	0.7	8,700	681
Toronto-Dominion Bank	0.7	11,700	665
Other Securities	4.0		3,793

			5,844

Chile — 0.2%
Other Securities	0.2		212

China — 2.4%
Alibaba Group Holding ADR *	0.7	3,636	644
China Life Insurance, Cl H	0.5	148,000	483
Other Securities	1.2		1,197

			2,324

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Colombia — 0.3%
Other Securities	0.3%		$333

Czech Republic — 0.2%
Other Securities	0.2		216

Denmark — 1.6%
Novo Nordisk, Cl B	0.6	10,118	524
Other Securities	1.0		999

			1,523

Finland — 0.9%
Other Securities	0.9		865

France — 5.0%
Safran	0.6	5,018	536
Sodexo	0.5	3,675	480
Other Securities (A)	3.9		3,732

			4,748

Germany — 4.4%
Continental	0.8	2,730	728
Deutsche Lufthansa	0.6	16,485	567
SAP	0.6	5,367	605
Other Securities	2.4		2,280

			4,180

Greece — 0.2%
Other Securities	0.2		191

Hong Kong — 3.6%
Anhui Conch Cement, Cl H	0.7	130,500	628
China Construction Bank, Cl H	0.7	722,000	634
Other Securities	2.2		2,185

			3,447

Hungary — 0.3%
Other Securities	0.3		263

India — 1.8%
HDFC Bank ADR	0.9	8,750	850
ICICI Bank ADR	0.6	53,508	510
Other Securities (B)	0.3		311

			1,671

Indonesia — 0.5%
Other Securities	0.5		441

Ireland — 1.1%
Ryanair Holdings ADR *	0.6	5,111	623

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Ireland — 1.1% (continued)
Other Securities	0.5%		$451

			1,074

Israel — 1.1%
Other Securities	1.1		1,064

Italy — 1.7%
Prysmian	0.5	15,364	512
Other Securities	1.2		1,082

			1,594

Japan — 12.4%
Denso	1.0	16,200	920
Fujitsu	0.5	65,000	490
Hitachi	0.8	99,000	744
Japan Exchange Group	0.6	28,400	528
Nippon Telegraph & Telephone	0.6	11,470	604
Sony	0.7	14,400	674
Toray Industries	0.5	49,500	470
Toyota Motor	0.6	8,600	547
Other Securities	7.1		6,831

			11,808

Malaysia — 0.4%
Other Securities	0.4		362

Mexico — 0.5%
Other Securities	0.5		436

Netherlands — 2.8%
Heineken	0.5	4,857	496
Unilever	1.1	17,727	1,022
Other Securities	1.2		1,150

			2,668

New Zealand — 0.0%
Other Securities	0.0		5

Norway — 2.6%
DnB	0.7	34,410	628
Norsk Hydro	1.0	135,910	930
Other Securities	0.9		883

			2,441

Panama — 0.5%
Other Securities	0.5		461

Peru — 0.5%
Other Securities	0.5		460

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Philippines — 0.1%
Other Securities	0.1%		$93

Poland — 0.4%
Other Securities	0.4		367

Portugal — 0.0%
Other Securities	0.0		36

Qatar — 0.2%
Other Securities	0.2		172

Russia — 0.9%
Sberbank of Russia PJSC ADR	0.7	36,818	600
Other Securities	0.2		226

			826

Singapore — 2.2%
DBS Group Holdings	1.1	57,900	1,054
Other Securities	1.1		1,044

			2,098

South Africa — 1.8%
Naspers, Cl N	1.2	4,081	1,109
Other Securities	0.6		570

			1,679

South Korea — 4.9%
Samsung Electronics	2.7	1,109	2,592
Other Securities	2.2		2,073

			4,665

Spain — 1.8%
Amadeus IT Group, Cl A	1.0	12,543	906
Other Securities	0.8		800

			1,706

Sweden — 2.4%
Atlas Copco, Cl B	0.6	15,458	596
Other Securities	1.8		1,658

			2,254

Switzerland — 5.4%
Nestle	1.2	13,569	1,162
Novartis ADR	0.7	7,121	611
Roche Holding	0.7	2,529	638
Other Securities	2.8		2,683

			5,094

Taiwan — 4.0%
Hon Hai Precision Industry	1.1	301,411	1,009

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Screened World Equity Ex-US Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Taiwan — 4.0% (continued)
Hon Hai Precision Industry GDR	0.4%	56,853	$379
Taiwan Semiconductor Manufacturing	0.7	87,000	658
Taiwan Semiconductor Manufacturing ADR	1.2	27,933	1,106
Other Securities	0.6		699

			3,851

Thailand — 0.6%
Other Securities	0.6		603

Turkey — 0.6%
Other Securities	0.6		609

United Kingdom — 9.4%
Diageo	0.8	21,615	749
HSBC Holdings	1.1	102,511	1,017
Rio Tinto	0.7	13,565	640
Rio Tinto ADR	0.4	7,989	383
Shire	0.6	10,875	538
Other Securities	5.8		5,609

			8,936

United States — 3.4%
Carnival, Cl A	0.7	9,868	648
ICON *	1.6	13,029	1,522
Other Securities	1.1		1,106

			3,276

Total Common Stock (Cost $74,413) ($ Thousands)			90,513

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Preferred Stock — 0.6%

Brazil — 0.2%
Other Securities	0.2%		$242

Germany — 0.4%
Other Securities	0.4		341

Total Preferred Stock (Cost $540) ($ Thousands)			583

RIGHT — 0.0%

Thailand — 0.0%
Other Securities	0.0		–

Total Right (Cost $–) ($ Thousands)			–

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	2.5	2,372,560	2,373

Total Cash Equivalent (Cost $2,373) ($ Thousands)			2,373

Total Investments in Securities — 98.3% (Cost $77,326)($ Thousands)			$93,469

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	22	Dec-2017	$931	$937	$ (8)
FTSE 100 Index	4	Dec-2017	392	397	(5)
Hang Seng Index	2	Dec-2017	381	375	(6)
S&P TSX 60 Index	1	Dec-2017	148	148	1
SPI 200 Index	1	Dec-2017	114	114	–
TOPIX Index	3	Dec-2017	475	482	3

			$2,441	$2,453	$(15)

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Percentages are based on a Net Assets of $95,048 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $473 ($ Thousands), representing 0.5% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$90,451	$62	$–	$90,513
Preferred Stock	509	74	–	583
Right	–	–	–	–
Cash Equivalent	2,373	–	–	2,373

Total Investments in Securities	$93,333	$136	$–	$93,469

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4	$–	$–	$4
Unrealized Depreciation	(19)	–	–	(19)

Total Other Financial Instruments	$(15)	$–	$–	$(15)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$3,119	$7,022	$(7,768)	$2,373	$10

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 96.2%

Argentina — 0.1%
Other Securities	0.1%		$633

Australia — 0.7%
Other Securities ‡	0.7		8,416

Austria — 0.2%
Other Securities	0.2		2,060

Belgium — 0.0%
Other Securities	0.0		302

Bermuda — 0.0%
Other Securities	0.0		483

Brazil — 0.2%
Other Securities	0.2		2,270

Canada — 1.5%
Canadian National Railway	0.6	81,075	6,338
Other Securities ‡(A)	0.9		11,077

			17,415

Chile — 0.1%
Other Securities	0.1		937

China — 0.8%
Other Securities	0.8		9,489

Czech Republic — 0.1%
Other Securities (A)	0.1		1,323

Denmark — 0.9%
Other Securities (A)	0.9		10,364

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Egypt — 0.0%
Other Securities	0.0%		$28

Estonia — 0.1%
Other Securities	0.1		1,096

Finland — 0.2%
Other Securities	0.2		1,853

France — 5.2%
BNP Paribas	0.5	68,048	5,157
Capgemini	0.6	56,000	6,466
Kering	0.5	13,775	6,121
TOTAL	0.5	95,700	5,400
Other Securities	3.1		37,100

			60,244

Germany — 2.7%
Allianz	0.5	21,400	5,055
MTU Aero Engines	0.6	39,373	7,082
Other Securities (A)	1.6		18,724

			30,861

Greece — 0.1%
Other Securities	0.1		1,181

Hong Kong — 1.2%
Other Securities	1.2		13,722

Hungary — 0.2%
Other Securities	0.2		2,106

India — 0.4%
Other Securities	0.4		5,071

Indonesia — 0.1%
Other Securities	0.1		1,248

Ireland — 0.5%
Other Securities	0.5		5,282

Israel — 0.1%
Other Securities	0.1		1,491

Italy — 1.9%
Banca Intesa	0.5	1,842,000	6,188
UniCredit	0.6	321,000	6,459
Other Securities	0.8		9,492

			22,139

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Japan — 14.5%
Central Japan Railway	0.5%	31,855	$5,943
Dai-ichi Life Insurance	0.4	231,100	4,788
Daito Trust Construction	0.6	35,201	6,482
Itochu	0.5	318,234	5,581
JFE Holdings	0.4	204,900	4,893
Mizuho Financial Group	0.4	2,570,500	4,712
Nippon Steel & Sumitomo Metal	0.4	199,200	4,891
Sumitomo Mitsui Financial Group	0.4	116,600	4,768
Tokyo Electron	0.4	25,529	4,785
Other Securities	10.5		119,863

			166,706

Luxembourg — 0.3%
Other Securities	0.3		3,948

Malaysia — 0.1%
Other Securities	0.1		705

Mexico — 0.2%
Other Securities	0.2		1,893

Netherlands — 1.8%
Koninklijke Vopak	0.4	118,876	5,035
Royal Dutch Shell, Cl A	0.6	213,000	6,809
Other Securities	0.8		9,000

			20,844

New Zealand — 0.1%
Other Securities	0.1		652

Norway — 0.0%
Other Securities	0.0		236

Peru — 0.0%
Other Securities	0.0		506

Philippines — 0.0%
Other Securities	0.0		88

Poland — 0.6%
Other Securities	0.6		7,476

Romania — 0.5%
Other Securities	0.5		5,704

Russia — 2.0%
Sberbank of Russia PJSC	0.5	1,330,000	5,110
Other Securities (A)	1.5		17,573

			22,683

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Singapore — 0.3%
Other Securities	0.3%		$3,373

Slovenia — 0.4%
Other Securities	0.4		4,112

South Africa — 0.1%
Other Securities	0.1		958

South Korea — 1.3%
SK Hynix	0.5	80,946	5,741
Other Securities (A)	0.8		9,646

			15,387

Spain — 1.1%
Other Securities (A)	1.1		12,484

Sweden — 0.9%
Volvo, Cl B	0.4	243,792	4,652
Other Securities (A)	0.5		6,160

			10,812

Switzerland — 2.1%
Novartis	0.5	60,000	5,143
Other Securities (A)	1.6		19,098

			24,241

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing ADR	0.6	168,569	6,675
Other Securities	0.5		6,357

			13,032

Thailand — 0.1%
Other Securities	0.1		1,593

Turkey — 0.9%
Other Securities	0.9		10,897

United Kingdom — 5.8%
BP	0.5	915,000	6,041
GlaxoSmithKline	0.5	308,000	5,322
HSBC Holdings	0.5	587,293	5,828
Lloyds Banking Group	0.5	5,847,000	5,202
WH Smith	0.5	187,338	5,297
Other Securities ‡(A)	3.3		38,705

			66,395

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

United States — 44.7%
Aetna	0.6%	39,039	$7,034
Aflac	0.5	67,629	5,927
American International Group	0.4	83,106	4,983
Applied Materials	0.6	129,800	6,850
Bank of America	0.5	207,400	5,842
Boeing	0.7	30,049	8,318
Cigna	0.8	41,751	8,840
Delphi Automotive	0.5	53,776	5,629
General Motors	0.7	174,588	7,523
Goldman Sachs Group	0.5	23,966	5,935
International Business Machines	0.5	34,339	5,287
Lam Research	0.6	38,200	7,347
Mastercard, Cl A	0.4	31,999	4,815
Microsoft	0.5	70,227	5,911
O’Reilly Automotive *	0.5	23,085	5,453
PayPal Holdings *	0.8	123,797	9,375
Union Pacific	0.7	62,604	7,919
United Technologies	0.6	57,143	6,940
UnitedHealth Group	0.7	35,121	8,014
Visa, Cl A	0.5	50,614	5,699
Other Securities ‡	33.1		381,792

			515,433

Total Common Stock (Cost $1,024,074) ($ Thousands)			1,110,172

Preferred Stock — 0.3%

Brazil — 0.1%
Other Securities	0.1		1,291

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Preferred Stock (continued)

Chile — 0.1%
Other Securities	0.1%		$473

Colombia — 0.0%
Other Securities	0.0		241

Croatia — 0.1%
Other Securities	0.1		698

Germany — 0.0%
Other Securities	0.0		185

Total Preferred Stock (Cost $2,900) ($ Thousands)			2,888

RIGHT — 0.0%

Russia — 0.0%
Other Securities	0.0		1

Total Right (Cost $–) ($ Thousands)			1

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	1.5	17,701,072	17,701

Total Cash Equivalent (Cost $17,701) ($ Thousands)			17,701

Total Investments in Securities — 98.0% (Cost $1,044,675)($ Thousands)			$1,130,762

PURCHASED OPTIONS(B) — 0.0%

Total Purchased Options (Premiums Received $61) ($ Thousands)			$11

A list of the open option contracts held by the Fund at November 30, 2017, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
November 17 AUD Put JPY Call*	14,022,520	$1,191,255	$84.48	12/16/17	$9

Call Options

November 17 CAD Call CHF Put*	7,011,260	5,344	0.77	12/16/17	2

Total Purchased Options		$1,196,599			$11

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	(353)	Dec-2017	$(14,829)	$(15,039)	$(201)
FTSE 100 Index	(68)	Dec-2017	(6,641)	(6,746)	62
Hang Seng Index	35	Dec-2017	6,656	6,569	(80)
MSCI Emerging Markets E-MINI	175	Dec-2017	9,678	9,800	122
MSCI Singapore Index	85	Dec-2017	2,445	2,450	8
OMX Index	(77)	Dec-2017	(1,485)	(1,488)	12
S&P 500 Index E-MINI	464	Dec-2017	57,096	61,431	4,335
S&P TSX 60 Index	116	Dec-2017	16,757	17,129	1,303
SPI 200 Index	119	Dec-2017	13,451	13,519	632
TOPIX Index	(363)	Dec-2017	(52,991)	(58,291)	(6,427)

			$30,137	$29,334	$(234)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	ILS	61	USD	18	$–
Brown Brothers Harriman	12/15/17	USD	95	RON	374	–
Brown Brothers Harriman	12/15/17	USD	296	RON	1,152	–
Brown Brothers Harriman	12/15/17	USD	57	CZK	1,226	–
Brown Brothers Harriman	12/15/17	USD	380	CZK	8,085	(1)
Brown Brothers Harriman	12/15/17	USD	60	HUF	15,804	–
Brown Brothers Harriman	12/15/17	USD	538	HUF	140,400	(2)
Brown Brothers Harriman	12/15/17	USD	5	NZD	7	–
Brown Brothers Harriman	12/15/17	USD	706	NZD	1,025	(3)
Brown Brothers Harriman	12/15/17	NZD	1,685	USD	1,160	4
Brown Brothers Harriman	12/15/17	NZD	4	USD	3	–
Brown Brothers Harriman	12/15/17	USD	1,741	TRY	6,877	14
Brown Brothers Harriman	12/15/17	USD	66	TRY	260	–
Brown Brothers Harriman	12/15/17	USD	1,911	PLN	6,735	2
Brown Brothers Harriman	12/15/17	USD	2	NOK	20	–
Brown Brothers Harriman	12/15/17	USD	2,324	NOK	18,876	(45)
Brown Brothers Harriman	12/15/17	USD	2,544	ILS	8,920	10
Brown Brothers Harriman	12/15/17	USD	19	MXN	351	–
Brown Brothers Harriman	12/15/17	USD	6,962	MXN	129,415	(20)
Brown Brothers Harriman	12/15/17	USD	154	DKK	959	–
Brown Brothers Harriman	12/15/17	USD	6,839	DKK	42,609	(6)
Brown Brothers Harriman	12/15/17	NOK	9,065	USD	1,116	22
Brown Brothers Harriman	12/15/17	NOK	82	USD	10	–
Brown Brothers Harriman	12/15/17	SGD	10,015	USD	7,444	7
Brown Brothers Harriman	12/15/17	SGD	177	USD	131	–
Brown Brothers Harriman	12/15/17	USD	46	SEK	382	–
Brown Brothers Harriman	12/15/17	USD	10,626	SEK	87,915	(65)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	USD	43	HKD	337	$ –
Brown Brothers Harriman	12/15/17	USD	13,554	HKD	105,836	–
Brown Brothers Harriman	12/15/17	USD	17,111	ZAR	237,673	280
Brown Brothers Harriman	12/15/17	USD	241	ZAR	3,288	–
Brown Brothers Harriman	12/15/17	AUD	18,091	USD	13,789	57
Brown Brothers Harriman	12/15/17	AUD	178	USD	135	–
Brown Brothers Harriman	12/15/17	USD	140	SGD	189	–
Brown Brothers Harriman	12/15/17	USD	19,416	SGD	26,122	(19)
Brown Brothers Harriman	12/15/17	CHF	22,478	USD	22,978	60
Brown Brothers Harriman	12/15/17	CHF	360	USD	366	(1)
Brown Brothers Harriman	12/15/17	USD	93	AUD	123	–
Brown Brothers Harriman	12/15/17	USD	26,752	AUD	35,098	(111)
Brown Brothers Harriman	12/15/17	CAD	27,947	USD	22,003	304
Brown Brothers Harriman	12/15/17	CAD	248	USD	192	–
Brown Brothers Harriman	12/15/17	USD	357	CHF	351	1
Brown Brothers Harriman	12/15/17	USD	33,944	CHF	33,205	(89)
Brown Brothers Harriman	12/15/17	USD	152	CAD	196	–
Brown Brothers Harriman	12/15/17	USD	35,545	CAD	45,142	(496)
Brown Brothers Harriman	12/15/17	TRY	36,613	USD	9,264	(77)
Brown Brothers Harriman	12/15/17	PLN	38,204	USD	10,839	(8)
Brown Brothers Harriman	12/15/17	HKD	40,483	USD	5,184	–
Brown Brothers Harriman	12/15/17	HKD	449	USD	58	–
Brown Brothers Harriman	12/15/17	DKK	49,792	USD	7,992	7
Brown Brothers Harriman	12/15/17	DKK	1,116	USD	178	(1)
Brown Brothers Harriman	12/15/17	MXN	50,478	USD	2,715	8
Brown Brothers Harriman	12/15/17	MXN	937	USD	50	–
Brown Brothers Harriman	12/15/17	GBP	51,728	USD	69,105	(946)
Brown Brothers Harriman	12/15/17	RON	56,685	USD	14,572	16
Brown Brothers Harriman	12/15/17	RON	651	USD	167	(1)
Brown Brothers Harriman	12/15/17	USD	68,072	GBP	50,946	920
Brown Brothers Harriman	12/15/17	SEK	71,220	USD	8,608	53
Brown Brothers Harriman	12/15/17	SEK	712	USD	85	–
Brown Brothers Harriman	12/15/17	CZK	74,002	USD	3,473	11
Brown Brothers Harriman	12/15/17	CZK	712	USD	33	–
Brown Brothers Harriman	12/15/17	USD	313	CNY	2,075	1
Brown Brothers Harriman	12/15/17	USD	85,248	CNY	562,339	(246)
Brown Brothers Harriman	12/15/17	USD	650	JPY	72,658	–
Brown Brothers Harriman	12/15/17	USD	90,196	JPY	10,052,890	(292)
Brown Brothers Harriman	12/15/17	USD	2,360	EUR	1,982	5
Brown Brothers Harriman	12/15/17	USD	124,169	EUR	103,937	(143)
Brown Brothers Harriman	12/15/17	EUR	136,575	USD	163,159	188
Brown Brothers Harriman	12/15/17	EUR	3,283	USD	3,906	(12)
Brown Brothers Harriman	12/15/17	ZAR	1,600	USD	117	–
Brown Brothers Harriman	12/15/17	ZAR	142,509	USD	10,259	(169)
Brown Brothers Harriman	12/15/17	CNY	386,799	USD	58,637	169
Brown Brothers Harriman	12/15/17	CNY	3,065	USD	463	(1)
Brown Brothers Harriman	12/15/17	HUF	1,368,225	USD	5,239	20

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	HUF	13,123	USD	50	$–
Brown Brothers Harriman	12/15/17	JPY	16,971,104	USD	152,262	490
Brown Brothers Harriman	12/15/17	JPY	212,812	USD	1,902	(1)

						$(106)

Percentages are based on Net Assets of $1,153,612 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $6,064 ($ Thousands), representing 0.53% of the Net Assets of the Fund.

(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

CZK — Czech Koruna

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PJSC — Public Joint-Stock Company

PLN — Polish Zloty

RON — Romanian Leu

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,106,354	$3,818	$–	$1,110,172
Preferred Stock	2,137	751	–	2,888
Right	1	–	–	1
Cash Equivalent	17,701	–	–	17,701

Total Investments in Securities	$1,126,193	$4,569	$–	$1,130,762

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$11	$—	$—	$11
Futures Contracts *
Unrealized Appreciation	6,474	—	—	6,474
Unrealized Depreciation	(6,708)	—	—	(6,708)
Forward Contracts *
Unrealized Appreciation	—	2,649	—	2,649
Unrealized Depreciation	—	(2,755)	—	(2,755)

Total Other Financial Instruments	$(223)	$(106)	$—	$(329)

* Futures contracts and Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	39

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 0	$ 128,103	$ (110,402)	$ 17,701	$ 51

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.3%

Argentina — 2.0%
Grupo Financiero Galicia ADR	0.6%	114,187	$6,524
Grupo Supervielle ADR	0.5	207,274	5,451
Other Securities	0.9		11,551

			23,526

Australia — 0.2%
Other Securities	0.2		2,017

Austria — 0.1%
Other Securities	0.1		1,240

Bangladesh — 0.6%
Other Securities	0.6		7,221

Bermuda — 0.1%
Other Securities	0.1		1,598

Botswana — 0.0%
Other Securities	0.0		220

Brazil — 3.7%
Raia Drogasil	0.5	231,063	6,221
Other Securities	3.2		37,398

			43,619

Canada — 0.7%
Other Securities	0.7		7,770

Chile — 0.5%
Other Securities	0.5		5,785

China — 8.5%
Alibaba Group Holding ADR *	2.0	131,757	23,332
China Petroleum & Chemical, Cl H	0.4	6,664,000	4,797

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

China (continued)
JD.com ADR *	0.4%	139,811	$5,236
NetEase ADR	0.6	20,106	6,609
Ping An Insurance Group of China,Cl H	0.7	780,000	7,737
Other Securities	4.4		51,045

			98,756

Colombia — 0.8%
Bancolombia ADR, Cl R	0.4	127,243	4,913
Other Securities	0.4		4,507

			9,420

Czech Republic — 0.3%
Other Securities	0.3		3,309

Egypt — 0.6%
Other Securities (A)	0.6		7,224

Georgia — 0.2%
Other Securities	0.2		2,765

Greece — 0.4%
Other Securities	0.4		5,074

Hong Kong — 12.0%
Bank of China, Cl H	0.6	13,236,000	6,460
China Construction Bank, Cl H	1.5	20,180,000	17,722
China Everbright International	0.2	2,023,000	2,725
China Literature *(A)	0.1	150,786	1,738
China Mobile ADR	0.4	94,600	4,809
Industrial & Commercial Bank of China, Cl H	0.4	5,283,000	4,127
Tencent Holdings	3.0	675,728	34,808
Other Securities (A)	5.8		67,371

			139,760

Hungary — 0.4%
Other Securities	0.4		4,892

India — 6.8%
HCL Technologies	0.5	404,666	5,324
HDFC Bank ADR	0.5	63,996	6,214
Hindustan Unilever	0.4	258,053	5,098
Other Securities (A)	5.4		62,337

			78,973

Indonesia — 2.6%
Bank Central Asia	0.4	3,023,627	4,553
Pakuwon Jati	0.4	90,405,303	4,161

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	41

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Indonesia (continued)
Other Securities	1.8%		$21,498

			30,212

Italy — 0.1%
Other Securities	0.1		985

Ivory Coast — 0.1%

Other Securities	0.1		1,356

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR *	0.5	665,260	6,500
Other Securities	0.2		2,133

			8,633

Kenya — 0.6%
Other Securities	0.6		6,576

Luxembourg — 0.5%
Mouwasat Medical Services *	0.3	70,887	3,094
National Commercial Bank *	0.2	159,218	2,149

			5,243

Malaysia — 0.9%
Other Securities	0.9		9,807

Mauritius — 0.1%
Other Securities	0.1		1,293

Mexico — 1.5%
Other Securities	1.5		17,577

Morocco — 0.3%
Other Securities	0.3		3,316

Nigeria — 0.4%
Other Securities	0.4		4,826

Norway — 0.1%
Other Securities	0.1		1,406

Oman — 0.1%
Other Securities	0.1		1,244

Pakistan — 0.4%
Other Securities	0.4		4,382

Panama — 0.6%
Copa Holdings, Cl A	0.4	30,281	4,064

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Panama (continued)
Other Securities	0.2%		$2,821

			6,885

Peru — 1.6%
Credicorp	0.9	49,341	10,412
Other Securities (A)	0.7		8,654

			19,066

Philippines — 3.1%
Ayala	0.4	243,000	4,936
BDO Unibank	0.5	2,070,285	6,014
Robinsons Land	0.4	9,382,900	4,272
Other Securities	1.8		21,376

			36,598

Poland — 1.3%
Other Securities (A)	1.3		15,088

Qatar — 0.1%
Other Securities	0.1		1,565

Romania — 0.5%
Banca Transilvania	0.5	10,988,897	6,097

Russia — 2.4%
Lukoil PJSC ADR	0.4	93,121	5,177
Sberbank of Russia PJSC ADR	0.8	582,864	9,496
Yandex, Cl A *	0.6	221,779	7,343
Other Securities	0.6		6,091

			28,107

South Africa — 2.4%
Other Securities	2.4		27,770

South Korea — 9.1%
KB Financial Group	0.4	89,282	4,921
NCSoft	0.4	10,709	4,308
Samsung Electronics	1.5	7,633	17,841
SK Hynix	0.7	121,762	8,636
SK Telecom	0.4	18,391	4,512
Other Securities (A)	5.7		65,993

			106,211

Spain — 0.3%
Other Securities (A)	0.3		2,846

Switzerland — 0.7%
Wizz Air Holdings *(A)	0.7	182,570	8,256

Taiwan — 9.5%
Airtac International Group	0.5	314,630	5,400

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Taiwan (continued)
Hon Hai Precision Industry	1.1%	3,732,375	$12,491
Taiwan Semiconductor Manufacturing	0.6	921,000	6,971
Taiwan Semiconductor Manufacturing ADR	1.8	536,798	21,257
Other Securities	5.5		65,226

			111,345

Thailand — 3.4%
PTT	0.6	546,700	6,919
Other Securities (A)	2.8		33,171

			40,090

Turkey — 1.2%
Other Securities	1.2		13,665

United Arab Emirates — 2.7%
Emaar Development PJSC *	0.4	3,278,000	4,998
Emaar Properties PJSC	0.7	4,103,350	8,435
NMC Health	0.5	137,272	5,278
Other Securities	1.1		13,075

			31,786

United Kingdom — 1.4%
Other Securities (A)	1.4		16,213

United States — 1.2%
Other Securities	1.2		14,335

Vietnam — 1.5%
Vincom Retail JSC *	0.4	2,284,620	4,928
Other Securities	1.1		12,218

			17,146

Total Common Stock (Cost $839,619) ($ Thousands)			1,043,094

EXCHANGE TRADED FUND — 6.0%
United States — 6.0%
iShares MSCI Emerging Markets Index Fund	6.0	1,522	70,169

Total Exchange Traded Fund (Cost $71,834) ($ Thousands)			70,169

Description	Percentage of Net Assets (%)	Number of Participation Notes (Thousands)	Market Value ($ Thousands)

PARTICIPATION NOTES * — 5.6%

Cayman Islands — 0.2%
Other Securities	0.2%		$2,599

Chile — 0.2%
Other Securities	0.2		2,522

China — 0.1%
Other Securities	0.1		740

Colombia — 0.1%
Other Securities	0.1		1,235

Egypt — 0.3%
Emaar Misr for Development SAE, Expires 05/02/18	0.1	6,982	1,472
Palm Hills Developments SAE, Expires 05/02/18	0.2	9,418	2,238

			3,710

India — 1.6%
Bharat Financial Inclusion, Expires 11/05/18	0.0	31	477
LIC Housing Finance, Expires 03/08/19	0.1	112	1,014
SKS Microfinance, Expires 11/05/18	0.1	53	805
Other Securities	1.4		16,603

			18,899

Ireland — 0.1%
Other Securities	0.1		627

Kuwait — 0.4%
National Bank of Kuwait SAKP, Expires 11/20/18	0.3	1,715	4,075
Other Securities	0.1		1,216

Luxembourg — 0.1%
Other Securities	0.1		688

Pakistan — 0.3%
Other Securities	0.3		3,335

Saudi Arabia — 0.2%
Other Securities	0.2		2,720

Sri Lanka — 0.3%
Other Securities	0.3		3,108

Thailand — 0.0%
Other Securities	0.0		3

United Kingdom — 0.3%
Other Securities	0.3		3,365

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	43

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund (Concluded)

Description	Percentage of Net Assets (%)	Number of Participation Notes (Thousands)	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)

United States — 0.8%
CitiGroup Global, Expires 04/30/18	0.4%	1,773	$4,225
FPT, Expires 09/10/18	0.4	1,778	4,524
Other Securities	0.0		145

			8,894

Vietnam — 0.6%
Other Securities	0.6		7,385

Total Participation Notes (Cost $51,576) ($ Thousands)			65,121

		Shares

PREFERRED STOCK — 2.1%

Brazil — 1.3%
Itausa - Investimentos Itau	0.6	2,348,490	7,458
Other Securities	0.7		7,435

			14,893

Colombia — 0.3%
Other Securities	0.3		4,121

South Korea — 0.5%
Samsung Electronics	0.5	2,842	5,482
Other Securities	0.0		670

			6,152

Total Preferred Stock (Cost $20,700) ($ Thousands)			25,166

RIGHT — 0.0%

Taiwan — 0.0%
Other Securities	0.0		–

Total Right (Cost $–) ($ Thousands)			–

Total Investments in Securities — 103.0% (Cost $983,729)($ Thousands)			$1,203,550

Percentages are based on a Net Assets of $1,168,364 ($ Thousands).

*	Non-income producing security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $31,388 ($ Thousands), representing 2.7% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,041,673	$1,421	$–	$1,043,094
Exchange Traded Fund	70,169	–	–	70,169
Participation Notes	34,800	30,321	–	65,121
Preferred Stock	25,166	–	–	25,166
Right	–	–	–	–

Total Investments in Securities	$1,171,808	$31,742	$–	$1,203,550

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended November 30, 2017 ($ Thousands).

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$8,465	$76,733	$(85,198)	$0	$33

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 33.0%

Automotive — 2.3%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	$720	$722
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	604	604
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl A
1.820%, 03/10/2020 (A)	1,030	1,030
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B
1.920%, 11/08/2019	533	533
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	56	56
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/2019	592	592
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	140	139
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	238	237
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	289	289
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	225	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2017-2, Cl A2A
1.800%, 02/20/2020	$265	$265
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	385	385
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	227	227
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	730	729
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	621
CarMax Auto Owner Trust, Ser 2017-2, Cl A2
1.630%, 06/15/2020	2,216	2,214
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	525	524
Chesapeake Funding II, Ser 2017-3A, Cl A2
1.590%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	5,000	5,004
Chesapeake Funding II, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	4,025	4,016
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (A)	915	911
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	265	265
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	130	129
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	262	261
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	660	657
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	290	292
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	286	286
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	3,290	3,285
Enterprise Fleet Financing, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (A)	400	399
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (A)	263	263
First Investors Auto Owner Trust, Ser 2016-2A, Cl A2
1.870%, 11/15/2021 (A)	1,000	997
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (A)	139	139

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	$194	$194
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	356	356
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	760	756
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	465	465
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	122	122
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	776	776
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	670	670
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/2020	200	200
Huntington Auto Trust, Ser 2015-1, Cl A3
1.240%, 09/16/2019	265	265
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	260	260
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	265	265
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	601	600
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (A)	50	50
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	1,200	1,194
Santander Drive Auto Receivables Trust, Ser 2014-2, Cl C
2.330%, 11/15/2019	2,855	2,860
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl C
2.600%, 11/16/2020	653	655
Santander Drive Auto Receivables Trust, Ser 2015-1, Cl C
2.570%, 04/15/2021	3,624	3,636
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	1,000	1,008
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	900	902

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	$600	$600
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	76	76
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl A2
1.600%, 03/16/2020	478	478
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (A)	241	241
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	255	255
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	189	189
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	130	130
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	533	533
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	333	333
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	545	546
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	338	338
Wheels SPV 2, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (A)	747	746
Wheels SPV 2, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (A)	1,801	1,797
World Omni Auto Receivables Trust, Ser 2016-B, Cl A2
1.100%, 01/15/2020	227	227

		48,019

Credit Cards — 1.9%

American Express Credit Account Master Trust, Ser 2017-5, Cl A
1.630%, VAR LIBOR USD 1 Month+0.380%, 02/18/2025	1,500	1,509
BA Credit Card Trust, Ser 2014-A1, Cl A
1.630%, VAR LIBOR USD 1 Month+0.380%, 06/15/2021	4,000	4,012

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, CI A2
1.900%, VAR LIBOR USD 1 Month+0.650%, 08/16/2021 (A)	$2,350	$2,358
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
1.700%, VAR LIBOR USD 1 Month+0.450%, 07/15/2022	5,000	5,018
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	637
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
2.100%, VAR LIBOR USD 1 Month+0.850%, 06/15/2022	2,000	2,020
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
1.880%, VAR LIBOR USD 1 Month+0.630%, 02/15/2024	5,000	5,070
Chase Issuance Trust, Ser 2013-A9, Cl A
1.670%, VAR LIBOR USD 1 Month+0.420%, 11/16/2020	5,000	5,014
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	850	840
Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7
1.614%, VAR LIBOR USD 1 Month+0.370%, 08/08/2024	4,000	4,009
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
1.680%, VAR LIBOR USD 1 Month+0.430%, 07/15/2021	7,750	7,778

		38,265

Mortgage Related Securities — 5.4%

280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
2.787%, VAR LIBOR USD 1 Month+1.537%, 09/15/2034 (A)	3,000	2,978
ABFC Trust, Ser 2002-NC1, Cl M1
2.349%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	4,069	4,066
ABFC Trust, Ser 2005-OPT1, Cl M1
1.789%, VAR ICE LIBOR USD 1 Month+0.460%, 07/25/2035	2,684	2,688
ABFC Trust, Ser 2005-WF1, Cl M1
1.869%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	3,824	3,821
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
1.989%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	2,256	2,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
1.599%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	$1,230	$995
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
2.579%, VAR ICE LIBOR USD 1 Month+1.250%, 11/25/2050	3,826	3,795
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
2.229%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	2,978	3,000
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
1.799%, VAR ICE LIBOR USD 1 Month+0.470%, 08/25/2035	1,440	1,439
Asset Backed Securities Home Equity Loan Trust, Ser 2004-HE1, Cl M1
2.300%, VAR ICE LIBOR USD 1 Month+1.050%, 01/15/2034	3,306	3,294
BBCMS Mortgage Trust, Ser 2017-GLKS, Cl E
4.101%, VAR LIBOR USD 1 Month+2.850%, 11/15/2034 (A)	4,044	4,058
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl B
5.333%, 12/11/2038 (A)	2,200	2,212
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.930%, 06/11/2050 (A)(B)	1,900	1,927
Bear Stearns Second Lien Trust, Ser 2007-SV1A, Cl A2
1.969%, VAR ICE LIBOR USD 1 Month+0.640%, 12/25/2036 (A)	273	272
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFX
4.241%, 07/05/2033 (A)	2,000	2,025
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
1.429%, VAR ICE LIBOR USD 1 Month+0.100%, 05/25/2037	65	65
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
2.220%, VAR LIBOR USD 1 Month+0.970%, 07/15/2028 (A)	2,400	2,401
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (A)(B)	2,905	2,910
Credit Suisse First Boston Mortgage Securities, Ser C2, Cl G
6.493%, 05/15/2036 (A)(B)	1,619	1,661
GE Capital Commercial Mortgage, Ser 2005-C4, Cl AJ
5.923%, 11/10/2045 (B)	2,205	2,251

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GMACM Home Equity Loan Trust, Ser 2007-HE1, Cl A4
5.952%, 08/25/2037	$953	$988
GMACM Home Equity Loan Trust, Ser 2007-HE1, Cl A5
5.705%, 08/25/2037	1,544	1,582
Home Equity Asset Trust, Ser 2004-1, Cl M1
2.274%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	5,025	5,007
Home Equity Asset Trust, Ser 2005-5, Cl M2
2.094%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	2,764	2,771
Home Equity Asset Trust, Ser 2005-7, Cl M1
1.779%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	4,567	4,583
Home Equity Asset Trust, Ser 2005-8, Cl M1
1.759%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2036	3,043	3,051
Home Equity Asset Trust, Ser 2006-3, Cl M1
1.719%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	3,980
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
1.478%, VAR LIBOR USD 1 Month+0.240%, 06/25/2037	890	872
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl E
4.981%, 07/15/2042 (B)	623	638
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl H
5.350%, 09/15/2040 (A)(B)	1,500	1,539
Master Asset Backed Securities Trust, Ser 2005-WF1, Cl M2
1.974%, VAR ICE LIBOR USD 1 Month+0.645%, 06/25/2035	4,072	4,079
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
1.789%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,727	1,671
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
1.699%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	2,460	2,425
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
3.623%, 01/25/2037 (B)	5,428	5,537
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
1.839%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	5,000	4,960
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	1,105	1,138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust, Ser 2005-7SL, Cl M1
2.019%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035 (A)	$231	$231
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
1.709%, VAR ICE LIBOR USD 1 Month+0.380%, 01/25/2037 (A)	1,901	1,906
WaMu Commercial Mortgage Securities Trust, Ser 2006-SL1, Cl B
2.392%, 11/23/2043 (A)(B)	5,000	5,002
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl B
2.341%, 12/27/2049 (A)(B)	7,864	7,881
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
2.925%, 12/27/2049 (A)(B)	1,500	1,479
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-3, Cl M4
2.214%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	1,530	1,540

		110,979

Other Asset-Backed Securities — 23.4%

ABFC Trust, Ser 2004-OPT5, Cl M1
2.454%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2034	109	95
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.428%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	2,200	2,199
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.918%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	76	76
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
1.589%, VAR ICE LIBOR USD 1 Month+0.260%, 09/25/2036	7,925	7,695
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
2.429%, VAR ICE LIBOR USD 1 Month+1.100%, 09/25/2034	18	18
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.958%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	207	207
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
1.779%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,914	2,909

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2007-8CB, Cl A5
1.829%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	$4,336	$3,036
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
2.019%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	1,853	1,859
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
1.779%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,310	3,301
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
1.829%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	2,125	2,132
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	65	66
AMMC CLO 16, Ser 2017-16A, Cl CR
3.709%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (A)	2,500	2,507
AMMC CLO 19, Ser 2016-19A, Cl C
4.159%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2028 (A)	1,500	1,516
AMMC CLO XII, Ser 2013-12A, Cl E
6.309%, VAR ICE LIBOR USD 3 Month+5.000%, 05/10/2025 (A)	1,000	1,000
Apidos CLO XII, Ser 2013-12A, Cl A
2.459%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2025 (A)	353	354
Apidos CLO XVII, Ser 2016-17A, Cl A1R
2.663%, VAR ICE LIBOR USD 3 Month+1.310%, 04/17/2026 (A)	1,000	1,005
Ares CLO XXIX, Ser 2017-1A, Cl A1R
2.543%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (A)	3,425	3,444
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W7, Cl M3
2.409%, VAR ICE LIBOR USD 1 Month+1.080%, 05/25/2034	1,617	1,645
Argent Securities, Ser 2006-W2, Cl A2B
1.519%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,236	695
ARL First, Ser 2012-1A, Cl A1
3.000%, VAR ICE LIBOR USD 1 Month+1.750%, 12/15/2042 (A)	1,153	1,156
Atrium X, Ser 2013-10A, Cl B2
2.930%, 07/16/2025 (A)	2,500	2,465

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Atrium X, Ser 2017-10A, Cl CR
3.309%, VAR ICE LIBOR USD 3 Month+1.950%, 07/16/2025 (A)	$2,500	$2,518
Atrium XI, Ser 2017-11A, Cl BR
2.863%, VAR ICE LIBOR USD 3 Month+1.500%, 10/23/2025 (A)	1,500	1,511
Avery Point IV CLO, Ser 2017-1A, Cl AR
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (A)	630	632
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
1.969%, VAR LIBOR USD 1 Month+0.640%, 11/25/2035 (A)	1,182	1,116
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
1.599%, VAR LIBOR USD 1 Month+0.270%, 03/25/2037 (A)	769	715
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)(C)	241	240
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	1,111	1,136
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
1.739%, VAR ICE LIBOR USD 1 Month+0.410%, 12/25/2035	1,130	1,130
Black Diamond CLO, Ser 2017-1A, Cl A1A
2.655%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (A)	2,000	2,014
BlueMountain CLO, Ser 2016-4A, Cl A1R
2.829%, VAR ICE LIBOR USD 3 Month+1.350%, 11/30/2026 (A)	4,137	4,135
BlueMountain CLO, Ser 2017-1A, Cl A1R
2.638%, VAR ICE LIBOR USD 3 Month+1.260%, 04/30/2026 (A)	7,000	7,009
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.569%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	676	673
Brazos, Student Finance, Ser 2010-1, Cl A1
2.228%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,671	1,679
Brookside Mill CLO, Ser 2013-1A, Cl A1
2.503%, VAR ICE LIBOR USD 3 Month+1.150%, 04/17/2025 (A)	4,160	4,164
CAL Funding III, Ser 2017-1A, Cl A
3.620%, 06/25/2042 (A)	2,351	2,347
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A1
2.504%, VAR ICE LIBOR USD 3 Month+1.150%, 04/18/2025 (A)	711	712

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	49

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl A1A
2.479%, VAR ICE LIBOR USD 3 Month+1.120%, 07/15/2025 (A)	$2,384	$2,383
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl AR
2.653%, VAR ICE LIBOR USD 3 Month+1.300%, 04/17/2025 (A)	10,550	10,593
Catamaran CLO, Ser 2013-1A, Cl C
3.975%, VAR ICE LIBOR USD 3 Month+2.600%, 01/27/2025 (A)	750	751
Cedar Funding VI CLO, Ser 2016-6A, Cl A1
2.833%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/2028 (A)	3,500	3,546
Cent CLO, Ser 2013-17A, Cl A1
2.678%, VAR ICE LIBOR USD 3 Month+1.300%, 01/30/2025 (A)	2,942	2,954
Cent CLO, Ser 2016-22A, Cl A1R
2.802%, VAR ICE LIBOR USD 3 Month+1.410%, 11/07/2026 (A)	3,100	3,119
Cent CLO, Ser 2017-20A, Cl AR
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	1,245	1,250
CIFC Funding, Ser 2017-1A, Cl A1R
2.609%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	500	507
Citigroup Mortgage Loan Trust, Ser 2005-OPT4, Cl M4
1.909%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2035	3,670	3,694
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	610	610
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	117	117
CNH Equipment Trust, Ser 2016-C, Cl A2
1.260%, 02/18/2020	325	325
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	695	695
Conseco Finance, Ser 1995-6, Cl B1
7.700%, 09/15/2026	590	606
Conseco Finance, Ser 1997-3, Cl A5
7.140%, 03/15/2028	20	20
Conseco Finance, Ser 1997-3, Cl A6
7.320%, 03/15/2028	7	7
Conseco Finance, Ser 1997-8, Cl A
6.780%, 10/15/2027	903	925
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (B)	883	880
Crestline Denali CLO XIV, Ser 2016-1A, Cl A
2.933%, VAR ICE LIBOR USD 3 Month+1.570%, 10/23/2028 (A)	2,000	2,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Crown Point CLO II, Ser 2017-2A, Cl B1LR
4.159%, VAR ICE LIBOR USD 3 Month+2.800%, 12/31/2023 (A)	$1,000	$1,000
CWABS Asset-Backed Certificates Trust, Ser 2004-10, Cl MV3
2.454%, VAR ICE LIBOR USD 1 Month+1.125%, 12/25/2034	4,173	4,242
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
1.789%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	17	17
CWABS Asset-Backed Certificates Trust, Ser 2005-3, Cl MV5
2.334%, VAR ICE LIBOR USD 1 Month+1.005%, 08/25/2035	2,960	2,989
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
1.489%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	3,141	3,091
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
1.390%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	2,757	2,605
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	350	350
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
2.617%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	4,988	4,995
Dryden 31 Senior Loan Fund, Ser 2017-31A, Cl AR
2.434%, VAR ICE LIBOR USD 3 Month+1.080%, 04/18/2026 (A)	1,595	1,600
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
2.859%, VAR ICE LIBOR USD 3 Month+1.500%, 04/15/2027 (A)	4,360	4,394
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl A
2.859%, VAR ICE LIBOR USD 3 Month+1.500%, 01/15/2028 (A)	3,000	3,020
Dryden XXVIII Senior Loan Fund, Ser 2017-28A, Cl A1LR
2.616%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (A)	5,672	5,713
Eastland CLO, Ser 2007-1A, Cl A3
1.777%, VAR ICE LIBOR USD 3 Month+0.400%, 05/01/2022 (A)	1,586	1,576
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (A)	1,962	1,952

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.064%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	$301	$302
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
2.094%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,600	2,611
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
1.769%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	3,444	3,425
FFMLT Trust, Ser 2005-FF8, Cl M1
2.064%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	2,302	2,312
Figueroa CLO, Ser 2013-1A, Cl C
5.086%, VAR ICE LIBOR USD 3 Month+3.650%, 03/21/2024 (A)	2,000	2,001
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
2.154%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	3,091	3,105
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
2.229%, VAR ICE LIBOR USD 1 Month+0.900%, 04/25/2035	3,754	3,767
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M5
2.304%, VAR ICE LIBOR USD 1 Month+0.975%, 04/25/2035	2,535	2,518
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl M1
1.579%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	667	253
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
1.569%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	208	110
First Franklin Mortgage Loan Trust, Ser 2006-FFB, Cl A2
1.589%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2026	60	35
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl B
1.750%, 07/15/2021	365	362
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	600	598
GCO Education Loan Funding Trust, Ser 2006-1, Cl A9L
1.622%, VAR ICE LIBOR USD 3 Month+0.160%, 05/25/2026	4,000	3,977

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (B)	$1,289	$1,260
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (B)	480	470
Grayson CLO, Ser 2006-1A, Cl A2
1.787%, VAR ICE LIBOR USD 3 Month+0.410%, 11/01/2021 (A)	511	509
Grayson CLO, Ser 2006-1A, Cl B
2.077%, VAR ICE LIBOR USD 3 Month+0.700%, 11/01/2021 (A)	3,000	2,985
Grayson CLO, Ser 2006-1A, Cl C
2.927%, VAR ICE LIBOR USD 3 Month+1.550%, 11/01/2021 (A)(C)	6,000	5,926
Great Wolf Trust, Ser WOLF, Cl C
2.570%, VAR LIBOR USD 1 Month+1.320%, 09/15/2034 (A)	5,000	5,002
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (B)	1,232	1,327
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
3.287%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	3,200	3,043
GSAMP Trust, Ser 2005-HE6, Cl M1
1.769%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	195	196
GSAMP Trust, Ser 2005-SEA2, Cl M1
1.848%, VAR ICE LIBOR USD 1 Month+0.520%, 01/25/2045 (A)	1,980	1,957
Higher Education Funding I, Ser 2005-1, Cl A5
1.622%, VAR ICE LIBOR USD 3 Month+0.160%, 02/25/2032	5,500	5,484
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (A)	1,644	1,621
Home Equity Mortgage Loan Asset-Backed Trust, Ser 2005-C, Cl AII3
1.699%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	931	931
Home Partners of America Trust, Ser 2017-1, Cl A
2.083%, VAR LIBOR USD 1 Month+0.817%, 07/17/2034 (A)	5,804	5,804
Home Partners of America Trust, Ser 2017-1, Cl B
2.678%, VAR LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	2,250	2,265

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	51

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
1.619%, VAR ICE LIBOR USD 1 Month+0.290%, 11/25/2035	$347	$344
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl B
2.196%, VAR LIBOR USD 1 Month+0.957%, 08/09/2032 (A)	3,000	2,986
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl D
3.093%, VAR LIBOR USD 1 Month+1.854%, 08/09/2032 (A)	3,381	3,375
ING Investment Management CLO, Ser 2007-4A, Cl C
3.563%, VAR ICE LIBOR USD 3 Month+2.200%, 06/14/2022 (A)	5,000	5,010
Invitation Homes Trust, Ser 2017-SFR2, Cl B
2.400%, VAR LIBOR USD 1 Month+1.150%, 12/17/2036 (A)	1,000	1,006
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (A)	2,470	2,509
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (A)	98	98
KVK CLO, Ser 2014-2A, Cl D
5.109%, VAR ICE LIBOR USD 3 Month+3.750%, 07/15/2026 (A)	1,000	999
LCM XXV, Ser 2017-25A, Cl A
2.524%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (A)	3,828	3,862
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	480	485
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	66	67
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (B)	142	145
Limerock CLO II, Ser 2017-2A, Cl AR
2.654%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	1,000	1,006
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
2.079%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	1,720	1,722
LSTAR Securities Investment, Ser 2017-7, Cl A
2.992%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	447	445
LSTAR Securities Investment, Ser 2017-8, Cl A
2.993%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	460	459

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.623%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	$300	$303
Madison Park Funding XVIII, Ser 2017-18A, Cl A1R
2.553%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/2030 (A)	13,000	13,084
Magnetite VIII, Ser 2016-8A, Cl AR
2.659%, VAR ICE LIBOR USD 3 Month+1.300%, 04/15/2026 (A)	850	850
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (A)	1,313	1,317
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	395	395
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
1.489%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	673	476
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
1.429%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,783	1,789
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	336	340
Michigan Finance Authority, Ser 2015-1, Cl A1
2.088%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	3,630	3,638
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	978	1,058
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 02/25/2058 (A)(B)	774	775
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (A)	143	143
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	263	263
MMAF Equipment Finance LLC, Ser 2017-B, Cl A2
1.930%, 10/15/2020 (A)	805	805
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-WMC2, Cl M2
1.974%, VAR ICE LIBOR USD 1 Month+0.645%, 02/25/2035	765	766
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
1.429%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,582	1,499

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2004- HE7, Cl M1
2.229%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	$2,949	$2,951
Morgan Stanley Capital I Trust, Ser 2017- CLS, Cl D
2.650%, VAR LIBOR USD 1 Month+1.400%, 11/15/2034 (A)	3,400	3,400
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
2.754%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	22	22
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
2.189%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (A)	3,234	3,200
Morgan Stanley Dean Witter Capital I Trust, Ser 2003-NC4, Cl M2
4.328%, VAR ICE LIBOR USD 1 Month+3.000%, 04/25/2033	15	15
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (A)	2,505	2,475
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (A)	3,756	3,745
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(B)	85	85
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (A)	59	59
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	237	236
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	361	361
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
1.609%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	3,917	3,895
Navient Student Loan Trust, Ser 2014-1, Cl A2
1.638%, VAR ICE LIBOR USD 1 Month+0.310%, 03/27/2023	709	709
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.808%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	250	250
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
1.579%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	3,054	3,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	$750	$745
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
1.719%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	5,593	5,257
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
2.436%, VAR ICE LIBOR USD 3 Month+1.120%, 06/02/2025 (A)	7,696	7,726
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	51	51
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	577	577
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.493%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	725	729
OCP CLO, Ser 2016-2A, Cl A1R
2.846%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	690	699
OCP CLO, Ser 2017-8A, Cl A1R
2.203%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	1,100	1,101
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.473%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	2,918	2,927
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
2.543%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	10,955	11,007
Octagon Investment Partners XXIII, Ser 2015- 1A, Cl A1
2.779%, VAR ICE LIBOR USD 3 Month+1.420%, 07/15/2027 (A)	4,433	4,460
Octagon Investment Partners XXIII, Ser 2015- 1A, Cl A2
2.779%, VAR ICE LIBOR USD 3 Month+1.420%, 07/15/2027 (A)	1,360	1,361
Octagon Loan Funding, Ser 2017-1A, Cl A1R
2.576%, VAR ICE LIBOR USD 3 Month+1.140%, 11/18/2026 (A)	985	990
OFSI Fund V, Ser 2013-5A, Cl A1LA
2.283%, VAR ICE LIBOR USD 3 Month+0.930%, 04/17/2025 (A)	2,691	2,695
OFSI Fund VI, Ser 2014-6A, Cl A1
2.389%, VAR ICE LIBOR USD 3 Month+1.030%, 03/20/2025 (A)	7,000	7,031

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	53

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.483%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	$2,815	$2,825
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.829%, VAR ICE LIBOR USD 1 Month+0.500%, 02/25/2035	60	60
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
1.539%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/2035	206	206
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
1.429%, VAR ICE LIBOR USD 1 Month+0.100%, 02/25/2037	496	360
OZLM XII, Ser 2015-12A, Cl A1
2.828%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	505	507
Palmer Square CLO, Ser 2014-1A, Cl CR
5.353%, VAR ICE LIBOR USD 3 Month+4.000%, 01/17/2027 (A)	1,500	1,512
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WHQ2, Cl M2
2.274%, VAR ICE LIBOR USD 1 Month+0.945%, 02/25/2035	481	481
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ1, Cl M4
2.409%, VAR ICE LIBOR USD 1 Month+1.080%, 03/25/2035	2,300	2,310
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ1, Cl M5
2.454%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,216
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ2, Cl M1
1.959%, VAR ICE LIBOR USD 1 Month+0.630%, 05/25/2035	89	89
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M2
1.989%, VAR ICE LIBOR USD 1 Month+0.660%, 08/25/2035	1,657	1,663
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
1.489%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	992	990
Pretium Mortgage Credit Partners, Ser 2017-NPL5, Cl A1
3.327%, 12/30/2032	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	$455	$454
RAAC Trust, Ser 2005-SP3, Cl M1
1.859%, VAR ICE LIBOR USD 1 Month+0.530%, 12/25/2035	5,602	5,579
RASC Trust, Ser 2005-EMX3, Cl M3
1.789%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2035	2,721	2,726
Riserva CLO, Ser 2016-3A, Cl A
2.814%, VAR ICE LIBOR USD 3 Month+1.460%, 10/18/2028 (A)	2,500	2,525
Rockwall CDO II, Ser 2007-1A, Cl A1LB
1.927%, VAR ICE LIBOR USD 3 Month+0.550%, 08/01/2024 (A)	683	682
SACO I Trust, Ser 2005-9, Cl A1
1.829%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	354	350
SACO I Trust, Ser 2005-GP1, Cl A1
1.597%, VAR ICE LIBOR USD 1 Month+0.180%, 08/25/2030	987	956
SACO I Trust, Ser 2005-WM3, Cl A1
1.849%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	407	404
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.867%, 12/25/2033	75	76
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
1.479%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	2,256	2,244
Securitized Asset-Backed Receivables, Ser 2006-NC3, Cl A2B
1.479%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	3,698	1,988
Securitized Asset-Backed Receivables, Ser 2007-BR5, Cl A2A
1.459%, VAR ICE LIBOR USD 1 Month+0.130%, 05/25/2037	915	708
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (A)	469	468
Sierra Timeshare Receivables Funding, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (A)	724	722
Sierra Timeshare Receivables Funding, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (A)(B)	733	732
Sierra Timeshare Receivables Funding, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (A)	408	407

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (A)	$1,168	$1,165
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	282	282
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.457%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	626	625
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.487%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	433	430
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	1,028	1,056
SLM Student Loan Trust, Ser 2008-9, Cl A
2.867%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,061	1,087
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.849%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	393	394
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.978%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	2,189	2,209
Sofi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	177	179
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	550	549
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.028%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	1,253	1,260
Sofi Professional Loan Program, Ser 2017-C, Cl A1
1.928%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (A)	1,682	1,686
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
1.799%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,458	3,422
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,650	1,657
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	830	823
Stonemont Portfolio Trust, Ser 2017-MONT, Cl B
2.383%, VAR LIBOR USD 1 Month+1.100%, 08/20/2030 (A)	1,450	1,450

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
2.188%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	$3,755	$3,760
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
2.329%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,524	3,450
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
2.269%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,792	1,786
Structured Asset Investment Loan Trust, Ser 2005-HE3, Cl M1
2.048%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2035	2,768	2,760
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
1.689%, VAR ICE LIBOR USD 1 Month+0.360%, 04/25/2036	1,338	1,326
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
2.049%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	1,340	1,343
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
1.639%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	1,550	1,545
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
1.459%, VAR ICE LIBOR USD 1 Month+0.130%, 02/25/2037	4,083	4,033
Telos CLO, Ser 2017-3A, Cl AR
2.653%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (A)	3,000	3,016
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	137	137
Towd Point Mortgage Trust, Ser 2016-5, Cl A1
2.500%, 10/25/2056 (A)(B)	3,307	3,292
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	922	926
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	3,694	3,698
Towd Point Mortgage Trust, Ser 2017-3, Cl A1
2.750%, 07/25/2057 (A)(B)	2,257	2,258
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057	1,100	1,100
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.929%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	4,862	4,856
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	3,685	3,695

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	55

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
TRESTLES CLO, Ser 2017-1A, Cl A1A
2.594%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (A)	$5,000	$5,031
Triton Container Finance VI LLC, Ser 2017-1A, Cl A
3.520%, 06/20/2042 (A)	901	897
Tryon Park CLO, Ser 2013-1A, Cl A2 2.909%, VAR ICE LIBOR USD 3
Month+1.550%, 07/15/2025 (A)	3,100	3,101
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	490	490
Utah State Board of Regents, Ser 2016-1, Cl A
2.078%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	469	471
Venture VII CDO, Ser 2006-7A, Cl A1B
1.693%, VAR ICE LIBOR USD 3 Month+0.330%, 01/20/2022 (A)(C)	2,000	1,958
Venture VIII CDO, Ser 2007-8A, Cl B
1.783%, VAR ICE LIBOR USD 3 Month+0.420%, 07/22/2021 (A)	5,000	4,955
Venture XXII CLO, Ser 2016-22A, Cl D2
6.709%, VAR ICE LIBOR USD 3 Month+5.350%, 01/15/2028 (A)	1,200	1,201
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	1,000	994
Verizon Owner Trust, Ser 2016-2A, Cl B
2.150%, 05/20/2021 (A)	3,000	2,987
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	260	259
Verizon Owner Trust, Ser 2017-3A, Cl A1B
1.510%, VAR ICE LIBOR USD 1 Month+0.270%, 04/20/2022 (A)	420	420
Verus Securitization Trust, Ser 2017-SG1A, Cl A1
2.690%, 11/25/2047 (A)	4,000	4,000
Vibrant CLO III, Ser 2016-3A, Cl A1R
2.843%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	635	635
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (A)	257	258
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	435	435
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	1,097	1,097
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
1.764%, VAR LIBOR USD 1 Month+0.500%, 11/15/2022 (A)	95	95
Voya CLO, Ser 2013-2A, Cl C
4.867%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2025 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2014-3A, Cl A1
2.787%, VAR ICE LIBOR USD 3 Month+1.420%, 07/25/2026 (A)	$7,435	$7,443
Voya CLO, Ser 2017-2A, Cl A1R
2.603%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (A)	4,404	4,419
Voya CLO, Ser 2017-4A, Cl A1
2.514%, VAR ICE LIBOR USD 3 Month+1.130%, 10/15/2030 (A)	3,597	3,602
Voya CLO, Ser 2017-4A, Cl A2AR
2.809%, VAR ICE LIBOR USD 3 Month+1.450%, 10/14/2026 (A)	625	629
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (A)	2,863	2,830
Westgate Resorts, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (A)	877	877
Westgate Resorts, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (A)	320	321

		479,775

Total Asset-Backed Securities (Cost $668,466) ($ Thousands)		677,038

MORTGAGE-BACKED SECURITIES — 30.5%

Agency Mortgage-Backed Obligations — 3.8%
FHLMC ARM
4.200%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	1,797	1,940
3.020%, VAR ICE LIBOR USD 6 Month+1.520%, 10/01/2035	127	131
2.500%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	1,526	1,616
FHLMC CMO, Ser 2007-3311, Cl FN
1.550%, VAR LIBOR USD 1 Month+0.300%, 05/15/2037	562	559
FHLMC CMO, Ser 2011-3891, Cl BF
1.800%, VAR LIBOR USD 1 Month+0.550%, 07/15/2041	1,314	1,327
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	218	220
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
1.556%, 02/25/2020	255	256
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.397%, 11/25/2020 (B)	108,177	722
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.519%, 01/25/2022 (B)	14,210	644

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.438%, 02/25/2023 (B)	$151,068	$2,016
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.034%, 05/25/2018 (B)	28,343	192
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.592%, 01/25/2019 (B)	77,997	987
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.864%, 05/25/2019 (B)	28,960	548
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
1.573%, VAR LIBOR USD 1 Month+0.330%, 09/25/2024	4,591	4,592
FHLMC REMIC, Ser 2007-3335, Cl BF
1.400%, VAR LIBOR USD 1 Month+0.150%, 07/15/2019	40	40
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	405	422
FNMA
6.000%, 09/01/2039 to 04/01/2040	750	846
4.500%, 10/01/2024	1,281	1,348
3.000%, 05/01/2022 to 12/01/2030	3,081	3,159
FNMA ARM
3.634%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	372	394
3.527%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	528	557
3.520%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	255	270
3.457%, VAR ICE LIBOR USD 12 Month+1.660%, 06/01/2035	558	587
3.332%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.238%, 08/01/2034	1,152	1,219
3.292%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	1,477	1,545
3.277%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.348%, 04/01/2034	949	1,005
3.260%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.140%, 10/01/2033	609	641
3.240%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	979	1,022
3.199%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.199%, 05/01/2035	551	581
3.166%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.239%, 10/01/2024	99	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.143%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 07/01/2036	$1,375	$1,455
2.952%, VAR ICE LIBOR USD 6 Month+1.576%, 07/01/2034	413	429
2.924%, VAR ICE LIBOR USD 6 Month+1.438%, 03/01/2035	1,311	1,355
2.550%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	347	368
2.272%, VAR ICE LIBOR USD 12 Month+1.638%, 04/01/2033	239	253
2.203%, VAR ICE LIBOR USD 12 Month+1.528%, 06/01/2035	348	364
FNMA CMO, Ser 2010-87, Cl PF
1.728%, VAR LIBOR USD 1 Month+0.400%, 06/25/2040	1,579	1,584
FNMA CMO, Ser 2011-63, Cl FG
1.778%, VAR LIBOR USD 1 Month+0.450%, 07/25/2041	1,212	1,214
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	325	326
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	1,351	1,350
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	8,799	898
FNMA CMO, Ser 2013-96, Cl FW
1.728%, VAR LIBOR USD 1 Month+0.400%, 09/25/2043	1,267	1,269
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (B)	704	135
FNMA TBA
3.500%, 12/01/2040	1,150	1,188
FNMA, Ser M13, Cl FA
1.638%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	700	698
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.045%, 07/25/2044 (A)(B)	750	758
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.301%, 09/25/2044 (A)(B)	595	600
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.169%, 11/25/2044 (A)(B)	600	606
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.477%, 05/25/2045 (A)(B)	190	192
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.071%, 10/25/2047 (A)(B)	230	229
GNMA ARM
2.940%, VAR LIBOR USD 1 Month+0.000%, 12/20/2060	2,547	2,639
2.640%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.000%, 09/20/2060 to 11/20/2060	2,347	2,403

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.000%, 11/20/2060	$2,032	$2,077
2.298%, VAR LIBOR USD 1 Month+0.000%, 12/20/2060	2,604	2,657
GNMA CMO, Ser 2002-66, Cl FC
1.664%, VAR LIBOR USD 1 Month+0.400%, 07/16/2031	866	870
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	888	886
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
1.592%, VAR LIBOR USD 1 Month+0.350%, 12/07/2020	3,533	3,535
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.612%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	3,951	3,961
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
1.712%, VAR LIBOR USD 1 Month+0.470%, 11/05/2020	4,890	4,899
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.802%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	5,668	5,697
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.802%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	354	357
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.692%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	2,670	2,678
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.642%, VAR LIBOR USD 1 Month+0.400%, 02/06/2020	268	269

		77,691

Non-Agency Mortgage-Backed Obligations — 26.7%
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.155%, 06/25/2035 (B)	255	240
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
3.061%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	891	893
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	367	364

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	$120	$119
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	360	360
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
3.839%, VAR LIBOR USD 1 Month+2.600%, 09/15/2026 (A)	2,180	2,181
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
3.139%, VAR LIBOR USD 1 Month+1.900%, 06/15/2028 (A)	2,500	2,488
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.830%, 09/27/2044 (A)(B)	800	787
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	1,590	1,589
Banc of America Funding, Ser 2004-C, Cl 2A2
2.998%, 12/20/2034 (B)	415	412
Banc of America Funding, Ser 2005-F, Cl 4A1
3.674%, 09/20/2035 (B)	124	114
Banc of America Funding, Ser 2006-D, Cl 3A1
3.509%, 05/20/2036 (B)	85	78
Banc of America Funding, Ser 2006-I, Cl 1A1
3.357%, 12/20/2036 (B)	4,404	4,445
Banc of America Funding, Ser 2010-R5, Cl 4A3
3.305%, 08/26/2036 (A)(B)	1,912	1,901
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.470%, 02/25/2035 (B)	44	44
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.667%, 12/25/2033 (B)	1,402	1,394
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.584%, 02/25/2034 (B)	2,051	2,046
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
3.730%, 04/25/2034 (B)	890	898
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.688%, 05/25/2034 (B)	1,005	1,013
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
3.772%, 01/25/2035 (B)	489	495
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
2.199%, VAR LIBOR USD 1 Month+0.870%, 12/25/2033 (A)	1,447	1,386

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
1.689%, VAR LIBOR USD 1 Month+0.540%, 04/25/2034 (A)	$6,317	$6,180
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
1.759%, VAR LIBOR USD 1 Month+0.645%, 08/25/2034 (A)	1,910	1,862
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
1.699%, VAR LIBOR USD 1 Month+0.370%, 01/25/2035 (A)	3,160	3,112
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
2.329%, VAR LIBOR USD 1 Month+1.000%, 01/25/2035 (A)	305	299
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
1.679%, VAR LIBOR USD 1 Month+0.350%, 04/25/2035 (A)	2,205	2,142
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A2
1.609%, VAR LIBOR USD 1 Month+0.280%, 07/25/2036 (A)	2,011	1,945
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
1.559%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (A)	1,005	961
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
1.549%, VAR LIBOR USD 1 Month+0.220%, 03/25/2037 (A)	2,052	1,958
Bayview Commercial Asset Trust, Ser 2007-2A, Cl A1
1.508%, VAR LIBOR USD 1 Month+0.270%, 07/25/2037 (A)	3,899	3,725
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	3,430	3,439
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
2.280%, VAR LIBOR USD 1 Month+1.030%, 08/15/2036 (A)	5,000	4,997
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.100%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,000	1,001
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.323%, 12/25/2033 (B)	2,260	2,267
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.494%, 08/25/2034 (B)	3,185	3,276
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
3.700%, 01/25/2034 (B)	4,246	4,281
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
3.623%, 04/25/2034 (B)	2,153	2,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
3.384%, 04/25/2034 (B)	$495	$497
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.162%, 05/25/2034 (B)	850	851
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.530%, 07/25/2034 (B)	2,039	2,062
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.892%, 07/25/2034 (B)	2,133	2,115
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.884%, 11/25/2034 (B)	1,741	1,748
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.600%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.450%, 03/25/2035	2,188	2,211
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
2.924%, VAR ICE LIBOR USD 12 Month+1.950%, 03/25/2035	2,023	2,043
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
3.580%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.150%, 08/25/2035	4,243	4,225
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (B)	2,550	2,598
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (B)	3,481	3,493
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (B)	1,181	1,200
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
1.629%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2036	27	65
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
3.193%, VAR LIBOR USD 1 Month+1.950%, 07/05/2033 (A)	2,000	2,007
BX Trust, Ser 2017-APPL, Cl B
2.400%, VAR LIBOR USD 1 Month+1.150%, 07/15/2034 (A)	5,000	5,000
BX Trust, Ser 2017-SLCT, Cl C
2.650%, VAR LIBOR USD 1 Month+1.400%, 07/15/2034 (A)	5,000	5,000
CD Mortgage Trust, Ser 2007-CD5, Cl AJ
6.582%, 11/15/2044 (B)	129	129
CD Mortgage Trust, Ser 2007-CD5, Cl C
6.582%, 11/15/2044 (B)	1,000	1,010
CGDB Commercial Mortgage Trust, Ser 2017-BI0, Cl D
2.950%, VAR LIBOR USD 1 Month+1.700%, 05/15/2030 (A)	1,000	1,000

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
2.850%, VAR LIBOR USD 1 Month+1.600%, 07/15/2028 (A)	$2,500	$2,498
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.426%, 12/25/2035 (B)	1,048	1,034
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
3.651%, 02/25/2037 (B)	848	846
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.575%, 02/25/2037 (B)	751	753
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.577%, 07/25/2037 (B)	1,246	1,267
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl
2A1 3.630%, 01/19/2034 (B)	1,992	1,987
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
3.134%, 07/25/2034 (B)	1,473	1,475
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	77	78
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	1,129	1,133
Citicorp Mortgage Securities REMIC Pass- Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	38	39
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl G
5.387%, 10/15/2041 (A)(B)	2,000	2,078
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	2,535	2,535
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
3.431%, 05/25/2035 (B)	1,668	1,719
Citigroup Mortgage Loan Trust, Ser 2007- AR5, Cl 1A2A
3.420%, 04/25/2037 (B)	634	574
Citigroup Mortgage Loan Trust, Ser 2008- AR4, Cl 2A1A
3.453%, 11/25/2038 (A)(B)	181	181
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
1.488%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (A)	1,180	1,146
CLNS Trust, Ser 2017-IKPR, Cl C
2.345%, VAR LIBOR USD 1 Month+1.100%, 06/11/2032 (A)	4,000	3,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Cold Storage Trust, Ser 2017-ICE3, Cl D
3.600%, VAR LIBOR USD 1 Month+2.100%, 04/15/2036 (A)	$4,897	$4,921
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (A)	408	415
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A)(B)	632	641
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	415	418
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	153	153
COLT Mortgage Loan Trust, Ser 2017-1, Cl A2
2.819%, 05/27/2047 (A)(B)	1,424	1,425
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	2,565	2,567
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	57	57
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.049%, 08/10/2046 (B)	46,425	1,402
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	1,251	1,262
COMM Mortgage Trust, Ser 2014-PAT, Cl C
2.885%, VAR LIBOR USD 1 Month+1.650%, 08/13/2027 (A)	2,000	1,993
COMM Mortgage Trust, Ser 2014-TWC, Cl A
2.095%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (A)	5,000	5,005
COMM Mortgage Trust, Ser 2014-TWC, Cl D
3.588%, VAR LIBOR USD 1 Month+2.250%, 02/13/2032 (A)	3,435	3,449
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.971%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (A)	3,000	3,009
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl XA, IO
0.950%, 02/10/2047 (B)	35,701	969
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.538%, 09/15/2039 (B)	2,604	2,635
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl AM
6.531%, 02/15/2041 (A)(B)	3,000	2,997
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
3.355%, 09/25/2034 (B)	1,266	1,282
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A)(B)	507	518
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
1.629%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	2,923	2,817

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
3.531%, 06/25/2034 (B)	$4,809	$4,901
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
2.250%, VAR LIBOR USD 1 Month+1.000%, 06/15/2034 (A)	1,100	1,100
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.307%, 07/10/2044 (A)(B)	25,711	714
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	155	155
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	308	305
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	418	418
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
1.869%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	2,215	2,186
Deutsche Mortgage Securities Re-REMIC
Trust Certificates, Ser 2007-WM1, Cl A1 3.230%, 06/27/2037 (A)(B)	1,980	2,009
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
2.123%, VAR ICE LIBOR USD 1 Month+0.840%, 09/19/2044	677	664
FDIC Guaranteed Notes Trust, Ser 2010-S2, Cl 1A
1.735%, VAR LIBOR USD 1 Month+0.500%, 11/29/2037 (A)	400	400
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.728%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	150	151
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.978%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	1,160	1,175
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
5.478%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	3,305	3,561
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.728%, VAR ICE LIBOR USD 1 Month+2.400%, 01/25/2025	29	29
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.928%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	1,613	1,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.128%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	$725	$782
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.778%, VAR ICE LIBOR USD 1 Month+1.450%, 07/25/2028	272	273
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M1
2.578%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2028	134	134
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
2.428%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2028	897	898
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M1
2.129%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	2,068	2,071
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M1
3.079%, VAR ICE LIBOR USD 1 Month+1.750%, 09/25/2028	790	791
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA2, Cl M1
2.529%, VAR ICE LIBOR USD 1 Month+1.200%, 11/25/2028	803	804
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.529%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	2,193	2,218
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.528%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	3,876	3,929
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M1
2.078%, VAR ICE LIBOR USD 1 Month+0.750%, 03/25/2030	3,712	3,726
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.438%, 04/25/2029	6,979	7,047
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	2,424	2,434
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
3.329%, 05/25/2035 (B)	240	240

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	$1	$1
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	121	121
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.528%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	66	66
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.228%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	4,887	5,544
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
3.279%, VAR ICE LIBOR USD 1 Month+1.950%, 08/25/2028	2,680	2,703
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
3.329%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2028	2,459	2,499
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
2.679%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	2,615	2,632
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.629%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	8,429	8,523
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M1
2.629%, VAR ICE LIBOR USD 1 Month+1.300%, 05/25/2029	3,009	3,025
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.629%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	3,666	3,699
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.478%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	499	503
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
2.279%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	4,270	4,293
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M1
2.178%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	4,792	4,811

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M1
1.879%, VAR ICE LIBOR USD 1 Month+0.550%, 01/25/2030	$2,174	$2,174
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl AFL1
2.539%, VAR LIBOR USD 1 Month+1.300%, 12/15/2034 (A)	1,104	1,105
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl CFX
3.382%, 12/15/2034 (A)(B)	3,182	3,209
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/2049 (B)	338	338
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.948%, 12/19/2033 (B)	566	560
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.296%, 12/10/2043 (A)(B)	35,251	130
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	11	11
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.835%, 03/10/2044 (A)(B)	25,756	458
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
1.950%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	535	536
GS Mortgage Securities Trust, Ser 2017-500K, Cl D
2.550%, VAR LIBOR USD 1 Month+1.300%, 07/15/2032 (A)	3,750	3,759
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.803%, 01/25/2035 (B)	227	224
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.503%, 04/25/2035 (B)	685	682
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.250%, 09/25/2035 (B)	596	599
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.686%, 08/19/2034 (B)	2,485	2,533
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
3.304%, 11/19/2034 (B)	86	87
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
1.623%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	2,933	2,868

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038 (A)(B)	$3,910	$3,858
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (A)	3,613	3,573
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
3.392%, VAR LIBOR USD 1 Month+2.150%, 08/05/2034 (A)	2,000	2,007
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
3.792%, VAR LIBOR USD 1 Month+2.550%, 08/05/2034 (A)	3,435	3,427
Impac CMB Trust, Ser 2004-10, Cl 4M1
2.229%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2035	147	123
Impac CMB Trust, Ser 2004-6, Cl 1A2
2.109%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,138	2,093
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.579%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	820	811
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.966%, 07/25/2037 (B)	2,348	2,159
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A2
2.424%, 07/15/2045	1,785	1,788
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (A)	3,785	3,805
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.079%, 08/05/2032 (A)(B)	8,998	314
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.183%, 02/15/2046 (A)(B)	21,515	465
JPMorgan Chase Commercial Mortgage Securities, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	3,000	3,033
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	179	181
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.541%, 06/25/2035 (B)	1,116	1,096
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.541%, 06/25/2035 (B)	1,127	1,107
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.793%, 07/25/2035 (B)	2,982	2,983

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.577%, 11/25/2033 (B)	$456	$464
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.688%, 07/25/2035 (B)	2,706	2,768
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
3.729%, 07/25/2035 (B)	626	643
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.591%, 07/25/2035 (B)	1,559	1,603
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.491%, 06/25/2037 (B)	83	81
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5
3.500%, 08/25/2047 (A)(B)	3,524	3,605
JPMorgan Resecuritization Trust, Ser 2009- 12, Cl 6A1
3.446%, 10/26/2035 (A)(B)	516	518
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl E
6.051%, 06/15/2038 (B)	600	600
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AM
6.114%, 07/15/2040 (B)	688	688
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.353%, 04/15/2041 (B)	702	705
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.235%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	181	181
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.228%, 07/25/2035 (B)	83	75
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	2,427	2,539
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (B)	357	358
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
1.950%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,970	1,969
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
1.949%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	1,376	1,343

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
1.969%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	$710	$684
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.169%, 12/25/2034 (B)	1,975	1,991
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
3.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 10/25/2035	1,767	1,782
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.977%, 02/25/2035 (B)	4,920	5,020
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.977%, 02/25/2035 (B)	1,022	1,042
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.553%, 07/25/2035 (B)	658	560
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	247	245
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (B)	3,413	3,454
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4
6.497%, 01/11/2043 (B)	295	294
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4FL
3.347%, VAR LIBOR USD 1 Month+2.110%, 01/11/2043	443	443
Morgan Stanley Capital I Trust, Ser 2015-XLF1, Cl B
2.996%, VAR LIBOR USD 1 Month+1.750%, 08/14/2031 (A)	2,524	2,532
Morgan Stanley Capital I Trust, Ser 2017-PRME, Cl C
2.900%, VAR LIBOR USD 1 Month+1.650%, 02/15/2034 (A)	1,500	1,514
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.907%, 11/25/2034 (B)	1,295	1,305
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
3.427%, 10/25/2034 (B)	2,251	2,247
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
1.599%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2035	475	475

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust, Ser IO, Cl AXA
1.000%, 03/27/2051 (A)	$19	$19
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.416%, VAR ICE LIBOR USD 1 Month+1.170%, 06/10/2019 (A)	1,100	1,100
MortgageIT Trust, Ser 2005-1, Cl 2A
2.492%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	2,725	2,713
Motel 6 Trust, Ser 2017-MTL6, Cl A
2.159%, VAR LIBOR USD 1 Month+0.920%, 08/15/2034 (A)	2,989	2,994
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
2.110%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	859	825
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (A)	2,457	2,381
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.175%, 09/13/2039 (A)(B)	16,790	138
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.468%, 09/13/2039 (A)(B)	27,151	847
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	457	474
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
2.829%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (A)	4,545	4,656
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	157	161
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
2.428%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	3,281	3,272
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
3.244%, 04/26/2037 (A)(B)	1,377	1,397
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
1.934%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (A)	3,354	3,310
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
1.714%, VAR 12 Month Treas Avg+0.770%, 04/26/2047 (A)	1,493	1,460
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
3.565%, 02/26/2036 (A)(B)	6,384	6,452
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (A)	1,275	1,293

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (A)	$1,935	$1,996
PHH Mortgage Capital, Ser 2008-CIM2, Cl 1A1
3.492%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	1,029	1,007
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
3.288%, 08/25/2033 (B)	1,541	1,550
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
3.626%, 10/25/2035 (B)	995	993
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
3.687%, 10/25/2035 (B)	1,187	1,188
RALI Trust, Ser 2006-QO10, Cl A1
1.489%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	4,065	3,809
RALI Trust, Ser 2007-QO3, Cl A1
1.489%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	1,088	993
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.230%, 08/25/2022 (B)	724	622
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
2.083%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	1,210	1,178
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
1.983%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	1,513	1,437
Sequoia Mortgage Trust, Ser 2004-3, Cl A
2.051%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	2,394	2,303
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.739%, 06/20/2034 (B)	1,694	1,672
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (B)	1,377	1,384
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (B)	1,077	1,051
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(D)	710	697
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
3.400%, 03/25/2034 (B)	1,890	1,895
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
3.419%, 03/25/2034 (B)	1,945	1,966
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
1.699%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	5,975	5,995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-1, Cl 5A1
3.406%, 02/25/2035 (B)	$1,941	$1,932
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.481%, 04/25/2035 (B)	1,558	1,525
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
1.943%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,704	1,642
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
1.963%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	3,145	3,095
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.969%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	1,493	1,442
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.119%, 04/25/2045 (B)	3,494	3,507
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
3.230%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,673	1,457
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
3.420%, 09/25/2037 (B)	4,641	4,673
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	162	163
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	124	124
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	340	338
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	580	576
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.267%, 05/10/2045 (A)(B)	10,637	782
Velocity Commercial Capital Loan Trust, Ser 2016-1, Cl AFL
3.779%, VAR ICE LIBOR USD 1 Month+2.450%, 04/25/2046 (A)	2,326	2,361
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
3.129%, VAR ICE LIBOR USD 1 Month+1.800%, 10/25/2046	1,581	1,597
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
2.579%, 05/25/2047	3,130	3,165

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)	$3,576	$3,570
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl AJ
5.713%, 06/15/2049 (B)	2,737	2,792
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl E
5.600%, VAR LIBOR USD 1 Month+4.350%, 06/15/2029 (A)	4,000	4,010
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl B
3.300%, VAR LIBOR USD 1 Month+2.050%, 06/15/2029 (A)	3,000	3,004
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.448%, 10/25/2033 (B)	2,315	2,339
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.130%, 08/25/2033 (B)	1,503	1,518
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.317%, 09/25/2033 (B)	2,066	2,104
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
3.177%, 03/25/2034 (B)	6,487	6,605
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
1.748%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	3,230	3,233
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
3.280%, 10/25/2034 (B)	1,665	1,669
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
2.048%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,641	1,628
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
2.068%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	2,274	2,237
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.951%, 01/25/2035 (B)	3,287	3,359
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
2.401%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	4,380	4,267
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
1.728%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2044	2,309	2,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	$865	$896
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	69	71
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
1.969%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,726	1,713
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
2.129%, VAR ICE LIBOR USD 1 Month+0.800%, 01/25/2045	856	858
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
1.649%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	2,208	2,211
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
2.451%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	422	441
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
1.619%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	2,350	2,359
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
3.325%, 12/25/2035 (B)	104	102
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
1.599%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	2,342	2,334
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
1.599%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	185	179
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.659%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	1,230	1,214
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 1A1A
1.659%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	7	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
1.789%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	4,429	4,349
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
1.619%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2045	2,493	2,456

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
1.969%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	$1,675	$1,668
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
2.071%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,910	1,911
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.982%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	3,081	2,721
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
3.593%, 09/25/2033 (B)	1,482	1,508
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
3.567%, 11/25/2033 (B)	861	871
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
3.317%, 05/25/2034 (B)	254	258
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.477%, 07/25/2034 (B)	709	712
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
3.482%, 08/25/2034 (B)	2,076	2,092
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.553%, 08/25/2034 (B)	1,558	1,596
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
3.600%, 09/25/2034 (B)	2,054	2,089
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
3.607%, 09/25/2034 (B)	2,273	2,301
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 2A1
3.604%, 09/25/2034 (B)	156	160
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
3.512%, 09/25/2034 (B)	572	584
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.570%, 10/25/2034 (B)	3,472	3,487
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
3.740%, 11/25/2034 (B)	2,439	2,474
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 1A2
3.603%, 12/25/2034 (B)	950	951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
3.691%, 12/25/2034 (B)	$2,154	$2,191
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
3.135%, 02/25/2035 (B)	3,864	3,935
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
3.417%, 06/25/2035 (B)	708	725
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
3.417%, 06/25/2035 (B)	2,206	2,259
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
3.412%, 06/25/2035 (B)	3,164	3,310
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
3.597%, 06/25/2035 (B)	1,137	1,146
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.337%, 06/25/2035 (B)	1,896	1,919
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
3.421%, 02/25/2034 (B)	660	675
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 3A1
3.175%, 03/25/2035 (B)	1,110	1,128
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
3.535%, 03/25/2035 (B)	955	967
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
3.299%, 05/25/2035 (B)	157	156
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
3.372%, 06/25/2035 (B)	1,062	1,083
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
3.446%, 06/25/2035 (B)	1,108	1,137
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
3.423%, 06/25/2034 (B)	1,200	1,234
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl C
3.022%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (A)	1,607	1,607

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.003%, 02/15/2044 (A)(B)	$16,081	$326

		548,966

Total Mortgage-Backed Securities
(Cost $622,076) ($ Thousands)		626,657

LOAN PARTICIPATIONS — 27.6%

Aerospace/Defense — 0.4%
Sequa Mezzanine Holdings LLC, Initial Term Loan, 1st Lien
10.375%, VAR LIBOR+9.000%, 04/28/2022	2,136	2,160
6.875%, VAR LIBOR+5.500%, 11/28/2021	2,713	2,730
Transdigm, Tranche D Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 06/04/2021	928	928
4.235%, VAR LIBOR+3.000%, 06/04/2021	62	63
Transdigm, Tranche F Term Loan, 2nd Lien
4.242%, VAR LIBOR+3.000%, 06/09/2023	3,426	3,426

		9,307

Airlines — 0.5%
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.492%, VAR LIBOR+3.250%, 04/28/2022	5,698	5,678
Air Methods, Initial Term Loan, 1st Lien
4.833%, VAR LIBOR+3.500%, 04/22/2024	4,089	4,081

		9,759

Automotive — 0.0%
CWGS Group, LLC, Term Loan, 1st Lien
4.242%, VAR LIBOR+3.000%, 11/08/2023	15	15

Building Materials — 1.2%
American Builders & Contractors Supply, Additional Term B-1 Loan, 1st Lien
3.742%, VAR LIBOR+2.500%, 10/31/2023	6,313	6,334
Ceramtec Acquisition, Term Loan B1
4.304%, VAR LIBOR+2.750%, 08/30/2020	1,724	1,723
Ceramtec Acquisition, Term Loan B2
4.067%, VAR LIBOR+2.750%, 08/30/2020	214	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ceramtec Acquisition, Term Loan B3
4.304%, VAR LIBOR+2.750%, 08/30/2020	$523	$522
Fairmount Santrol (fka Fairmount Minerals,Ltd.), Initial Term Loan, 1st Lien
7.377%, VAR LIBOR+6.000%, 11/01/2022	1,439	1,447
Forterra Finance LLC, Replacement Term Loan
4.242%, VAR LIBOR+3.000%, 10/25/2023	5,407	4,880
Jeld-Wen, Term Loan B-3, 1st Lien
4.333%, VAR LIBOR+3.000%, 07/01/2022	5,209	5,241
Mueller Water Products, Initial Loan, 1st Lien
3.833%, VAR LIBOR+2.500%, 11/25/2021	458	461
3.796%, VAR LIBOR+2.500%, 11/25/2021	88	89
3.739%, VAR LIBOR+2.500%, 11/25/2021	25	25
NCI Building Systems, Tranche B Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 06/24/2022	990	991
Pike, Initial Term Loan (2017), 1st Lien
4.760%, 09/20/2024	751	761
US LBM Holdings, Term Loan, 1st Lien
5.735%, 08/20/2022	1,630	1,644

		24,332

Chemicals — 2.2%
Atotech, Cov-Lite, Term Loan B, 1st Lien
4.333%, VAR LIBOR+3.000%, 01/31/2024	737	741
Charter NEX US, Initial Term Loan, 1st Lien
4.485%, VAR LIBOR+3.250%, 05/16/2024	3,642	3,657
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
4.742%, VAR LIBOR+1.239%, 07/30/2021	3,856	3,875
H.B. Fuller, Commitment, 1st Lien
3.533%, VAR LIBOR+2.250%, 10/20/2024	4,339	4,354
Ineos, Term Loan B, 1st Lien
3.985%, 03/31/2024	4,010	4,014
Kraton Polymers LLC, Dollar Replacement Term Loan, 1st Lien
4.242%, 01/06/2022	1,420	1,434
PQ, Term Loan B-2, 1st Lien
4.630%, VAR LIBOR+3.250%, 11/04/2022	896	904

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Reynolds Group Holdings, 1st Lien
4.100%, VAR LIBOR+3.000%, 02/05/2023	$5,305	$5,329
Signode Industrial Group Lux S.A. (Signode Industrial Group US), Initial Term B Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 05/01/2021	2,379	2,391
3.985%, VAR LIBOR+2.750%, 05/01/2021	1,770	1,779
Tricobraun
5.083%, VAR LIBOR+3.750%, 11/30/2023	1,476	1,468
Tronox, Term Loan Bond, 1st Lien
4.323%, 09/23/2024	4,606	4,642
Univar USA, Term Loan B-2, 1st Lien
3.992%, VAR LIBOR+2.750%, 07/01/2022	4,352	4,363
Vantage Specialty, Term Loan, 2nd Lien
9.621%, 10/20/2025	380	379
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.590%, VAR LIBOR+3.250%, 12/19/2023	6,332	6,375

		45,705

Computers & Electronics — 3.2%
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
5.746%, VAR LIBOR+1.229%, 04/14/2021	976	978
5.739%, VAR LIBOR+1.229%, 04/14/2021	42	41
Colorado Buyer, Initial Term Loan, 1st Lien
3.000%, VAR LIBOR+3.000%, 05/01/2024	1,576	1,583
Colorado Buyer, Second Lien
7.250%, VAR LIBOR+7.250%, 05/01/2025	1,489	1,505
Cypress Intermediate Holdings III (fka Jaguar Holding), Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+6.750%, 04/28/2025	672	688
4.350%, VAR LIBOR+3.000%, 04/29/2024 (E)	1,107	1,108
Diebold Nixdorf (fka Diebold), New Dollar Term B Loan, 1st Lien
4.000%, VAR LIBOR+2.750%, 11/06/2023	746	746
EIG Investors, Refinancing Loan, 1st Lien
5.462%, VAR LIBOR+4.000%, 02/09/2023	4,808	4,837

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Entegris, 1st Lien
3.243%, VAR LIBOR+2.250%, 04/30/2021	$2,860	$2,866
Epicor Software (fka Eagle Parent), Term Loan B, 1st Lien
5.000%, VAR LIBOR+3.750%, 06/01/2022	2,949	2,963
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.992%, VAR LIBOR+1.239%, 04/28/2021	5,503	5,272
Evergreen Skills Lux SARL, Initial Term Loan, 2nd Lien
9.295%, VAR LIBOR+8.250%, 04/28/2022	275	241
Go Daddy Operating, LLC (GD Finance Co.), Initial Term Loan Retired 11/22/2017, 1st Lien
3.742%, VAR LIBOR+2.500%, 02/15/2024	5,335	5,348
GTT Communications, Tranche B Term Loan, 1st Lien
4.500%, VAR LIBOR+3.250%, 01/09/2024	1,641	1,651
Hyland Software, 1st Lien
4.489%, VAR LIBOR+3.250%, 07/01/2022	1,151	1,161
Hyland Software, Initial Loan, 1st Lien
8.234%, VAR LIBOR+7.000%, 07/07/2025	1,065	1,086
Infoblox, Term Loan, 1st Lien
6.242%, VAR LIBOR+5.000%, 11/07/2023	2,345	2,346
Integrated Device Technology
4.234%, VAR LIBOR+3.000%, 04/04/2024	1,160	1,162
Kronos, Incremental Term Loan, 1st Lien
4.903%, VAR LIBOR+3.500%, 11/01/2023	1,880	1,888
Micro Focus, 1st Lien
4.063%, VAR LIBOR+2.750%, 06/21/2024	253	254
Minimax Viking, 1st Lien
3.984%, VAR LIBOR+2.750%, 08/14/2023	3,784	3,808
Misys Limited, Dollar Term Loan, 1st Lien
8.567%, VAR LIBOR+7.250%, 06/13/2025	1,851	1,850
4.817%, VAR LIBOR+3.500%, 06/13/2024	3,698	3,693

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	69

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1, 1st Lien
5.083%, VAR LIBOR+3.750%, 01/10/2024	$1,598	$1,567
ON Semiconductor, 2017 New Replacement Term Loan, 1st Lien
3.492%, VAR LIBOR+2.250%, 03/31/2023	1,346	1,351
Optiv, Initial Term Loan, 1st Lien
5.742%, VAR LIBOR+3.250%, 02/01/2024	2,382	2,268
Optiv, Initial Term Loan, 2nd Lien
8.625%, VAR LIBOR+7.250%, 01/31/2025	1,020	943
Rocket Software, Cov-Lite Term Loan, 2nd Lien
10.833%, VAR LIBOR+9.500%, 10/14/2024	400	405
Rocket Software, Term Loan, 1st Lien
5.583%, VAR LIBOR+4.250%, 10/14/2023	1,337	1,348
Seattle SpinCo, Initial Term Loan, 1st Lien
4.063%, VAR LIBOR+2.750%, 06/21/2024	1,712	1,714
Solera, LLC (Solera Finance), Dollar Term Loan, 2nd Lien
4.492%, VAR LIBOR+3.250%, 03/03/2023	1,002	1,007
Sophia, L.P., Term B Loan, 1st Lien
4.546%, VAR LIBOR+3.250%, 09/30/2022	500	500
Veritas US, New Dollar Term Loan B, 1st Lien
5.833%, VAR LIBOR+4.500%, 01/27/2023	4,306	4,305
VF Holding, Term Loan B-1, 1st Lien
4.492%, VAR LIBOR+3.250%, 06/30/2023	3,340	3,358

		65,841

Consumer Nondurables — 0.1%
Prestige Brands, Term Loan B-4, 1st Lien
3.992%, VAR LIBOR+2.750%, 01/26/2024	1,424	1,431

Entertainment And Leisure — 0.9%
AMC Entertainment Holdings, (fka AMC Entertainment), Initial Term Loan, 1st Lien
3.500%, VAR LIBOR+2.250%, 12/15/2022	6,243	6,258
Caesars Resort Collection, Term Loan, 1st Lien
0.000%, 10/02/2024 (E)	3,212	3,228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hoya Midco, LLC, Initial Term Loan, 1st Lien
5.242%, VAR LIBOR+4.000%, 06/23/2024	$2,141	$2,138
Seaworld Parks & Entertainment (f/k/a SW Acquisitions), Term Loan B-2, 1st Lien
3.583%, VAR LIBOR+2.250%, 05/14/2020	1,942	1,915
UFC Holdings, LLC, Term Loan, 1st Lien
4.580%, VAR LIBOR+3.250%, 08/18/2023	1,534	1,542
WMG Acquisition, Tranche D Term Loan, 1st Lien
3.738%, VAR LIBOR+2.500%, 11/01/2023	4,162	4,165

		19,246

Financial Services — 0.2%
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
6.590%, VAR LIBOR+5.250%, 08/25/2023	727	676
Harland Clarke, Term Loan, 1st Lien
6.443%, 11/03/2023	733	735
6.072%, 11/01/2023	867	869
OWL Finance PLC, Term Loan B-2, 1st Lien
8.500%, 09/07/2065	803	2,087

		4,367

Food And Beverage — 0.2%
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
3.764%, VAR LIBOR+2.500%, 10/30/2022	3,091	3,024
Refresco, Term Loan Bond, 1st Lien
0.000%, 09/27/2024 (E)	967	970

		3,994

Gaming And Hotels — 1.0%
Boyd Gaming, Term Loan B
2.500%, VAR LIBOR+2.500%, 09/15/2023	3,183	3,196
CCM Merger (MotorCity Casino Hotel), Term Loan, 1st Lien
4.243%, VAR LIBOR+2.750%, 08/06/2021	1,423	1,428
ESH Hospitality, Repriced Term Loan, 1st Lien
3.742%, VAR LIBOR+2.500%, 08/30/2023	2,970	2,974
Golden Nugget (fka Landry’s), Term Loan B
4.554%, VAR LIBOR+3.250%, 10/04/2023	1,201	1,209

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 10/13/2023	$5,557	$5,604
Penn National Gaming, Term Loan B, 1st Lien
3.742%, VAR LIBOR+2.500%, 01/19/2024	851	855
Scientific Games, Cov-Lite Term Loan B-4, 1st Lien
4.522%, VAR LIBOR+3.250%, 08/14/2024	2,500	2,522
Station Casinos LLC, Term B Facility Loan, 1st Lien
3.820%, VAR LIBOR+2.500%, 06/08/2023	2,754	2,759

		20,547

Health Care — 3.5%
Acadia Healthcare, Tranche B-1 Term Loan, 1st Lien
3.985%, VAR LIBOR+2.750%, 02/11/2022	1,362	1,370
Acadia Healthcare, Tranche B-2 Term Loan, 1st Lien
3.982%, VAR LIBOR+2.750%, 02/16/2023	3,242	3,258
Albany Molecular, Term Loan, 1st Lien
8.333%, VAR LIBOR+7.000%, 08/28/2025 (E)	573	580
4.583%, VAR LIBOR+3.250%, 08/28/2024 (E)	3,537	3,548
Auris Luxembourg III S.A R.L., Incremental Facility B7, 1st Lien
4.333%, VAR LIBOR+3.000%, 01/17/2022	2,758	2,777
BPA Laboratories, 2nd Lien
3.814%, VAR LIBOR+2.500%, 04/29/2020	3,418	3,247
DJO Finance, Initial Term Loan, 1st Lien
4.585%, VAR LIBOR+3.250%, 06/08/2020	2,376	2,352
4.492%, VAR LIBOR+3.250%, 06/08/2020	2,322	2,299
Envision Healthcare (fka Emergency Medical Services), Initial Term Loan, 2nd Lien
4.250%, VAR LIBOR+3.000%, 12/01/2023	6,545	6,557
Equinox Holdings, Initial Loan, 1st Lien
8.235%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,110
Equinox Holdings, Initial Term Loan, 1st Lien
4.485%, VAR LIBOR+3.250%, 03/08/2024	6,068	6,105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.452%, VAR LIBOR+2.250%, 01/31/2025	$3,983	$3,993
Immucor, Term B-3 Loan, 1st Lien
6.314%, VAR LIBOR+5.000%, 06/15/2021	3,526	3,576
IMS Health, Term Loan B2, 1st Lien
3.321%, 01/17/2025	1,397	1,404
Jaguar Holding I, LLC (fka Jaguar Holding I), 2017 Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 08/18/2022	2,937	2,941
Jaguar Holding, LLC (fka Jaguar Holding), 2017 Term Loan, 1st Lien
3.992%, VAR LIBOR+2.750%, 08/18/2022	3,300	3,305
Life Time Fitness, Term Loan
4.317%, VAR LIBOR+3.000%, 06/10/2022	4,612	4,615
Parexel International, Term Loan B, 1st Lien
4.350%, VAR LIBOR+3.000%, 09/27/2024 (E)	1,368	1,376
Press Ganey Holdings, Term Loan, 1st Lien
4.242%, 10/23/2023	918	924
Radnet Management, Term Loan B-1, 1st Lien
5.110%, VAR LIBOR+3.750%, 06/30/2023	8,282	8,351
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
4.350%, VAR LIBOR+3.000%, 05/15/2022	6,681	6,668
U.S. Renal Care, Initial Term Loan, 1st Lien
5.546%, VAR LIBOR+4.250%, 12/30/2022	17	16
Valeant, Term Loan B
6.000%, VAR LIBOR+4.750%, 04/01/2022	1,065	1,079

		72,451

Home Furnishings — 0.1%
Innocor, Cov-Lite, 1st Lien
5.996%, VAR LIBOR+4.750%, 02/05/2024	2,351	2,127

Industrials — 0.0%
Wrangler Buyer, Term Loan, 1st Lien
4.242%, VAR LIBOR+3.000%, 09/27/2024	1,056	1,062

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	71

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Insurance — 1.0%
Acrisure, Term Loan B2, 1st Lien
5.647%, VAR LIBOR+4.250%, 11/22/2023	$359	$362
AmWINS Group, Term Loan, 1st Lien
6.000%, VAR LIBOR+2.750%, 01/25/2024	263	264
3.996%, VAR LIBOR+2.750%, 01/25/2024	789	791
3.992%, VAR LIBOR+2.750%, 01/25/2024	1,696	1,701
Asurion LLC (fka Asurion), Replacement Term Loan B-2, 2nd Lien
7.242%, VAR LIBOR+6.000%, 08/04/2025	4,459	4,572
Asurion LLC (fka Asurion), Replacement Term Loan B-5, 2nd Lien
4.045%, VAR LIBOR+3.000%, 11/03/2023	2,636	2,646
Asurion, LLC
3.992%, VAR LIBOR+2.750%, 08/04/2022	1,523	1,529
HUB International, Term Loan B, 1st Lien
4.312%, VAR LIBOR+3.000%, 10/02/2020	5,808	5,832
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 06/07/2023	2,654	2,655
York Risk Services Holding (Onex York Finance LP), Term Loan, 1st Lien
4.985%, VAR LIBOR+3.750%, 10/01/2021	7	7

		20,359

Leasing — 0.2%
AVSC Holding, New Term Loan, 1st Lien
4.813%, VAR LIBOR+3.500%, 04/25/2024	963	971
4.762%, VAR LIBOR+3.500%, 04/29/2024	920	927
CH Hold, Initial Term Loan, 1st Lien
8.485%, VAR LIBOR+7.250%, 02/03/2025	468	478
4.242%, VAR LIBOR+3.000%, 02/01/2024	707	784

		3,160

Machinery — 0.6%
Clark Equipment, Tranche B Term Loan, 1st Lien
3.833%, VAR LIBOR+2.750%, 05/18/2024	1,082	1,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Columbus McKinnon, Initial Term Loan, 1st Lien
4.296%, VAR LIBOR+3.000%, 01/31/2024	$1,098	$1,105
Generac Power Systems, 2017 New Term Loan, 1st Lien
3.549%, VAR LIBOR+2.250%, 05/31/2023	2,353	2,355
KEMET (KEMET Electronics), Initial Term Loan, 1st Lien
7.235%, VAR LIBOR+6.000%, 04/26/2024	1,807	1,820
RBS Global (Rexnord LLC), Term Loan B Refinancing, 2nd Lien
4.080%, VAR LIBOR+2.750%, 08/21/2023	1,295	1,297
4.063%, VAR LIBOR+2.750%, 08/21/2023	1,373	1,374
3.985%, VAR LIBOR+2.750%, 08/21/2023	282	282
Terex, Incremental U.S. Term Loan
3.583%, 01/31/2024	3,925	3,938

		13,257

Manufacturing — 0.2%
Gardner Denver, Tranche B-1 Dollar Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 07/30/2024	2,754	2,763
Klockner Pentaplast of America (fka Kleopatra Acquisition), Dollar Term Loan, 1st Lien
5.546%, VAR LIBOR+4.250%, 06/30/2022	2	2
Trinseo Materials Operating, Term Loan, 1st Lien
3.850%, VAR LIBOR+2.500%, 09/06/2024 (E)	996	1,003

		3,768

Materials — 0.3%
Multi-Color, Term Loan B, 1st Lien
3.492%, VAR LIBOR+2.250%, 10/31/2024	1,392	1,400
Ring Container, Term Loan, 1st Lien
3.992%, 10/31/2024	3,364	3,366
Summit Materials, Term Loan, 1st Lien
3.600%, 11/11/2024	2,015	2,026

		6,792

Media — 1.5%
Cumulus Media Holdings, Term Loan, 1st Lien
4.500%, VAR LIBOR+1.240%, 12/23/2020	1,964	1,696

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cvent, Term Loan, 1st Lien
0.000%, 11/15/2024 (E)	$5,283	$5,283
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
3.210%, VAR LIBOR+2.000%, 01/15/2025	3,016	3,021
Mission Broadcasting, Term Loan B-2, 1st Lien
3.742%, VAR LIBOR+2.500%, 01/17/2024	442	443
Nexstar Broadcasting, Term B-2 Loan, 1st Lien
3.742%, VAR LIBOR+2.500%, 01/17/2024	3,490	3,499
Townsquare Media, 1st Lien
4.272%, VAR LIBOR+3.000%, 04/01/2022	2,074	2,073
Tribune Media (fka Tribune), Term Loan C, 1st Lien
4.242%, VAR LIBOR+3.000%, 01/26/2024	2,540	2,544
Unitymedia, Term Loan, 1st Lien
0.000%, 01/20/2026 (E)	1,523	1,514
Univision Communications, Replacement Repriced First-Lien Term Loan, 1st Lien
3.992%, VAR LIBOR+2.750%, 03/15/2024	2,282	2,264
UPC Financing Partnership, Facility AR, 1st Lien
3.750%, VAR LIBOR+2.500%, 01/15/2026	5,259	5,262
WaveDivision Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+2.750%, 10/15/2019	3,855	3,856
4.070%, VAR LIBOR+2.750%, 10/15/2019	10	10

		31,465

Metals & Mining — 0.4%
Dynacast International, Term B-2 Loan, 1st Lien
4.583%, VAR LIBOR+3.250%, 01/28/2022	1,843	1,855
Murray Energy Corporation, Term B-2 Loan, 1st Lien
8.583%, VAR LIBOR+7.250%, 04/16/2020	3,697	3,276
Peabody Energy Corporation, Term Loan (2017), 1st Lien
4.742%, VAR LIBOR+4.500%, 03/31/2022	1,518	1,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien
4.073%, VAR LIBOR+2.750%, 06/14/2021	$656	$659

		7,322

Oil & Gas — 1.6%
BCP Raptor LLC, Initial Term Loan, 1st Lien
5.522%, VAR LIBOR+4.250%, 06/24/2024	2,369	2,385
California Resources, Term Loan, 1st Lien
11.658%, VAR LIBOR+10.375%, 12/31/2021	1,190	1,285
Chesapeake Energy, Class A Loan, 1st Lien
8.954%, VAR LIBOR+7.500%, 08/23/2021	1,495	1,590
Chief Exploration & Development LLC, Term Loan, 1st Lien
7.959%, VAR LIBOR+6.500%, 05/16/2021	5,341	5,231
FTS International (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
5.992%, VAR LIBOR+4.750%, 04/16/2021	6,565	6,401
Medallion Midland, Term Loan B, 1st Lien
4.562%, 10/31/2024	1,800	1,802
MEG Energy, Initial Term Loan, 1st Lien
4.833%, VAR LIBOR+3.500%, 12/31/2023	3,226	3,224
Occidental Petroleum, Term Loan, 1st Lien
6.016%, 11/14/2022	2,264	2,226
Pardus Oil and Gas (fka Energy & Exploration Partners), Tranche A Term Loan, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021 (C)	427	38
Pardus Oil and Gas, LLC, 1st Lien 5.000%, 05/13/2022 (C)	220	—
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 02/21/2021	2,039	1,568
Summit Midstream Partners Holdings, LLC, Term Loan Credit Facility, 1st Lien
7.242%, VAR LIBOR+6.000%, 05/13/2022	1,811	1,840
Traverse Midstream Partners, Advance, 1st Lien
5.330%, VAR LIBOR+4.000%, 09/27/2024	4,805	4,849

		32,439

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	73

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Printing & Publishing — 0.4%
A-L Parent, Initial Term Loan, 1st Lien
4.600%, VAR LIBOR+3.250%, 12/01/2023	$1,509	$1,514
Dex Media, Loan, 1st Lien
11.242%, VAR LIBOR+10.000%, 07/29/2021	805	826
DH Publishing, LP, Term Loan B-5, 1st Lien
3.910%, VAR LIBOR+2.500%, 08/21/2023	1,055	1,058
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.234%, VAR LIBOR+3.000%, 05/28/2021	2,835	2,629
Lee Enterprises, Term Loan B
7.484%, VAR LIBOR+1.239%, 03/31/2019	424	424
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 1st Lien
5.242%, VAR LIBOR+4.000%, 05/04/2022	1,343	1,344

		7,795

Professional & Business Services — 1.8%
Acosta, Tranche B-1 Loan, 1st Lien
4.492%, VAR LIBOR+3.250%, 09/26/2021	1,525	1,327
Affinion Group, Term Loan, 1st Lien
9.059%, VAR LIBOR+7.750%, 05/10/2022	950	972
Ceridian HCM Holding, Initial Term Loan, 1st Lien
4.737%, VAR LIBOR+3.500%, 09/15/2020	95	95
Checkout Holding, Term Loan B, 1st Lien
4.742%, VAR LIBOR+1.239%, 04/09/2021	3,087	2,400
Conduent, Term Loan B, 1st Lien
4.242%, VAR LIBOR+4.000%, 12/07/2023	2,503	2,518
Emerald 2 Limited, Facility B1, 1st Lien
5.333%, VAR LIBOR+4.000%, 05/14/2021	431	430
Engility (fka TASC), Term Loan B-2, 1st Lien
4.492%, VAR LIBOR+3.250%, 08/14/2023	1,180	1,189
Envigo Laboratories (fka BPA Laboratories), Dollar Term Loan, 1st Lien
9.750%, VAR LIBOR+8.500%, 11/03/2021	1,443	1,436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Envigo Laboratories (fka BPA Laboratories), Term Loan, 1st Lien
3.811%, VAR LIBOR+1.311%, 04/29/2020	$2,000	$1,960
Flex Acquisition, Initial Term Loan, 1st Lien
4.336%, VAR LIBOR+3.000%, 12/29/2023	2,886	2,900
Focus Financial Partners, LLC, Initial Term Loan, 2nd Lien
4.549%, VAR LIBOR+3.250%, 05/22/2024	2,543	2,562
Garda World
5.242%, VAR LIBOR+4.000%, 05/24/2024	2,360	2,367
LegalZoom, Term Loan B, 1st Lien
5.941%, 11/15/2024	2,650	2,644
NAB Holdings, LLC, Initial Term Loan, 1st Lien
4.833%, VAR LIBOR+3.500%, 07/01/2024	1,204	1,212
SAI Global, Term Loan B, 1st Lien
5.833%, VAR LIBOR+4.500%, 12/08/2023	1,597	1,593
Team Health Holdings, Initial Term Loan, 1st Lien
3.992%, VAR LIBOR+2.750%, 02/06/2024	3,222	3,147
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.242%, VAR LIBOR+3.000%, 05/01/2024	4,499	4,489
Trans Union, Replacement Term Loan B-3, 1st Lien
3.242%, VAR LIBOR+2.000%, 04/10/2023	3,311	3,323

		36,564

Real Estate — 0.4%
Communications Sales & Leasing (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.242%, VAR LIBOR+3.000%, 10/24/2022	5,525	5,314
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 12/15/2023	1,991	1,991

		7,305

Retail Food & Drug — 0.3%
Albertson’s, 2017-1 Term B-4 Loan, 1st Lien
3.992%, VAR LIBOR+2.750%, 08/25/2021	786	763
Albertson’s, 2017-1 Term B-6 Loan, 1st Lien
4.462%, VAR LIBOR+3.000%, 06/22/2023	1,061	1,031

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BJ’s Wholesale Club, Tranche B Term Loan, 1st Lien
4.988%, VAR LIBOR+3.750%, 02/03/2024	$1,293	$1,271
General Nutrition Centers, Amended Tranche B Term Loan, 1st Lien
3.750%, VAR Prime Rate by Country+1.240%, 03/04/2019	4,463	4,167

		7,232

Retailing — 1.6%
Academy Ltd., Initial Term Loan, 1st Lien
5.318%, VAR LIBOR+4.000%, 07/01/2022	984	789
Academy, Initial Term Loan, 1st Lien
5.318%, VAR LIBOR+4.000%, 07/01/2022	523	419
5.313%, VAR LIBOR+4.000%, 07/01/2022	1,644	1,318
5.240%, VAR LIBOR+4.000%, 07/01/2022	7	5
Belron Finance US LLC, Initial Term B Loan, 1st Lien
3.892%, VAR LIBOR+2.500%, 11/07/2024	1,653	1,664
Camping World, Lien 1
4.242%, VAR LIBOR+3.000%, 11/08/2023	1,805	1,815
Harbor Freight Tools, Cov-Lite, 1st Lien
4.492%, VAR LIBOR+3.250%, 08/18/2023	5,709	5,742
J.C. Penney, Loan (2016), 1st Lien
5.568%, VAR LIBOR+4.250%, 06/23/2023	4,769	4,345
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
7.232%, VAR LIBOR+6.000%, 05/01/2023	6,201	6,213
Michaels Stores, 1st Lien
3.992%, VAR LIBOR+2.750%, 01/30/2023	1,004	995
3.985%, VAR LIBOR+2.750%, 01/30/2023	157	155
Michaels Stores, Initial Term Loan
3.992%, VAR LIBOR+2.750%, 01/30/2023	1,459	1,445
Michaels Stores, Term Loan B, 1st Lien
3.987%, VAR LIBOR+2.750%, 01/30/2023	890	881
Party City Holdings, 2016 Replacement Term Loan, 1st Lien
4.340%, VAR LIBOR+3.000%, 08/19/2022	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Petco Animal Supplies, Term Loan, 1st Lien
4.380%, VAR LIBOR+3.000%, 01/26/2023	$2,825	$2,221
PetSmart, Tranche B-2 Loan, 1st Lien
4.340%, VAR LIBOR+3.000%, 03/11/2022	578	498
Seminole Hard Rock Entertainment (Seminole Hard Rock International, LLC), Term Loan, 1st Lien
4.083%, VAR LIBOR+2.750%, 05/14/2020	3,142	3,157
Toys ‘R’ US-Delaware, DIP Term Loan, 1st Lien
8.000%, VAR LIBOR+6.750%, 01/18/2019	401	401

		32,066

Technology — 0.5%
Applied Systems, Term Loan, 1st Lien
4.574%, 09/19/2024	4,464	4,508
Applied Systems, Term Loan, 2nd Lien
8.324%, 09/19/2025	354	364
First Data, Term Loan, 1st Lien
3.500%, 04/26/2024	3,953	3,953
Red Ventures, Term Loan Bond, 1st Lien
5.335%, 10/18/2024	1,275	1,268

		10,093

Telecommunications — 2.5%
Altice Financing, New Refi Term Loan
3.492%, 07/25/2028	3,510	3,482
CenturyLink, Initial Term B Loan, 1st Lien
3.993%, VAR LIBOR+2.750%, 01/31/2025	3,166	3,030
Digicel International Finance Limited, Initial Term B Loan, 1st Lien
5.070%, VAR LIBOR+3.750%, 05/27/2024	2,155	2,156
Greeneden U.S. Holdings I, LLC, Tranche B-2 Dollar Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 12/01/2023	106	107
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 1st Lien
4.071%, VAR LIBOR+2.750%, 06/30/2019	5,143	5,127
Level 3 Financing, Term Loan B, 1st Lien
3.696%, VAR LIBOR+2.250%, 02/22/2024	2,000	1,997
MacDonald Dettwiler, Term Loan B, 1st Lien
4.100%, VAR LIBOR+2.750%, 07/05/2024 (E)	4,944	4,962

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	75

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Masergy Holdings, Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 12/15/2023	$1,263	$1,267
Numericable, Term Loan B-11, 1st Lien
2.750%, VAR LIBOR+2.750%, 07/31/2025	1,716	1,671
Numericable, Term Loan, 1st Lien
4.349%, 01/31/2026	589	574
4.112%, 01/06/2026	3,401	3,299
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
4.242%, VAR LIBOR+3.000%, 02/01/2024	2,558	2,538
SBA Finance, Incremental Term Loan, 1st Lien
3.490%, VAR LIBOR+2.250%, 06/10/2022	14	14
Syniverse Holdings, Initial Term Loan
4.242%, VAR LIBOR+1.311%, 04/23/2019	5,873	5,782
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 04/23/2019	695	684
Telenet, 1st Lien
4.000%, VAR LIBOR+2.750%, 06/30/2025	3,050	3,052
Telenet, Term Loan, 1st Lien
4.100%, 03/02/2026	2,760	2,760
TVC Albany, Term Loan, 1st Lien
5.300%, VAR LIBOR+4.000%, 08/23/2024 (E)	1,864	1,869
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
4.533%, VAR LIBOR+3.250%, 08/18/2023	4,778	4,731
Zayo Group LLC (Zayo Capital), 2017 Incremental Refinancing B-2 Term Facility, 1st Lien
3.563%, VAR LIBOR+2.250%, 01/19/2024	1,994	1,999

		51,101

Transportation — 0.2%
Pregis, 1st Lien
4.833%, VAR LIBOR+3.500%, 05/20/2021	3,059	3,055
Syncreon Global Finance (US) (Syncreon Group B.V.), Term Loan, 1st Lien
5.492%, VAR LIBOR+4.250%, 10/28/2020	703	626

		3,681

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Utilities — 0.6%
Dynegy, Tranche C-1 Term Loan, 1st Lien
4.492%, VAR LIBOR+3.250%, 02/07/2024	$2,047	$2,058
ExGen Renewables, Term Loan B, 1st Lien
4.468%, 11/15/2024	3,049	3,072
TerraForm, Term Loan Bond, 1st Lien
4.147%, 11/03/2022	1,174	1,185
Vistra Operations LLC (fka Tex Operations LLC), 2016 Incremental Term Loan, 1st Lien
4.084%, VAR LIBOR+2.750%, 12/14/2023	602	606
4.016%, VAR LIBOR+2.750%, 12/14/2023	1,843	1,853
Vistra Operations LLC (fka Tex Operations LLC), Initial Term Loan, 1st Lien
4.084%, VAR LIBOR+2.750%, 08/04/2023	3,766	3,781
Vistra Operations LLC, 1st Lien
4.084%, VAR LIBOR+2.750%, 08/04/2023	861	864

		13,419

Total Loan Participations
(Cost $570,110) ($ Thousands)		568,002

CORPORATE OBLIGATIONS — 7.8%

Consumer Discretionary — 1.1%
21st Century Fox America
7.250%, 05/18/2018	476	487
AMC Networks
4.750%, 08/01/2025	1,150	1,142
AutoZone
1.625%, 04/21/2019	90	89
Daimler Finance North America
1.921%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (A)	500	502
1.650%, 05/18/2018 (A)	300	300
1.500%, 07/05/2019 (A)	625	617
Discovery Communications
2.200%, 09/20/2019	185	184
Ford Motor Credit
2.601%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	507
2.140%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	503
1.897%, 08/12/2019	500	495
1.811%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	499

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors Financial
2.289%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	$800	$808
1.932%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	500
Nissan Motor Acceptance MTN
2.249%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	800	810
1.721%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	750	751
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	1,023	1,038
Sinclair Television Group
5.625%, 08/01/2024 (A)	2,600	2,672
Sirius XM Radio
5.375%, 04/15/2025 (A)	885	931
5.375%, 07/15/2026 (A)	2,065	2,160
4.625%, 05/15/2023 (A)	585	601
Six Flags Entertainment
4.875%, 07/31/2024 (A)	4,750	4,833
Tribune Media
5.875%, 07/15/2022	2,400	2,448
Volkswagen Group of America Finance
1.916%, VAR ICE LIBOR USD 3 Month+0.470%, 05/22/2018 (A)	500	500

		23,377

Consumer Staples — 0.4%
Anheuser-Busch InBev Finance
2.641%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	450	465
Constellation Brands
2.000%, 11/07/2019	1,100	1,094
Kraft Heinz Foods
2.230%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	707
Kroger
2.000%, 01/15/2019	245	244
Kroger MTN
1.500%, 09/30/2019	470	464
Molson Coors Brewing
1.450%, 07/15/2019	190	188
Mondelez International
1.897%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	1,000	1,003
Philip Morris International
1.861%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,050	1,055
Reckitt Benckiser Treasury Services
1.888%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	700	702
Reynolds American
2.300%, 06/12/2018	890	892

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Skandinaviska Enskilda Banken
1.887%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	$475	$478

		7,292

Energy — 0.7%
Anadarko Petroleum
8.700%, 03/15/2019	500	539
6.950%, 06/15/2019	311	331
Andeavor Logistics
5.500%, 10/15/2019	375	393
Blue Racer Midstream
6.125%, 11/15/2022 (A)	5,950	6,173
Energy Transfer
2.500%, 06/15/2018	525	526
Enterprise Products Operating
6.650%, 04/15/2018	455	463
1.650%, 05/07/2018	400	400
Genesis Energy
6.750%, 08/01/2022	2,154	2,226
Kinder Morgan
2.000%, 12/01/2017	345	345
Phillips
66 2.109%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	790	791
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	650	647
Targa Resources Partners
6.750%, 03/15/2024	1,300	1,398
Total Capital International
1.980%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	400	401

		14,633

Financials — 2.7%
ABN AMRO Bank
1.994%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,100	1,105
AIG Global Funding
1.815%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,000	1,002
Bank of America
2.399%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	700	706
Bank of America MTN
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	638
2.523%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	561
1.971%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	500	502

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	77

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
1.910%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	$1,300	$1,310
Bank of Nova Scotia
1.957%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	500	501
1.650%, 06/14/2019	500	497
BB&T MTN
1.890%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	655
1.608%, VAR ICE LIBOR USD 3 Month+0.220%, 02/01/2021	1,000	996
BPCE MTN
2.666%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	550	558
Branch Banking & Trust
1.450%, 05/10/2019	425	421
Canadian Imperial Bank of Commerce
2.041%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	950	955
Capital One
2.528%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	850	855
2.082%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	2,000	2,014
Capital One Financial
2.173%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	550	554
1.830%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	1,250	1,248
Citibank
1.810%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	525	528
1.581%, VAR ICE LIBOR USD 3 Month+0.260%, 09/18/2019	525	525
Citigroup
2.150%, 07/30/2018	500	501
2.119%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	650	654
Citizens Bank
2.272%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,031
2.027%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	500	501
Cooperatieve Rabobank UA
2.180%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,014
Credit Agricole MTN
2.287%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	1,000	1,015
Danske Bank MTN
1.997%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bank
1.628%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	$1,000	$999
1.625%, 09/27/2019	3,000	2,968
Goldman Sachs Group
2.586%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	942
2.481%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	760
HSBC Bank
2.056%, VAR ICE LIBOR USD 3 Month+0.640%, 05/15/2018 (A)	200	200
HSBC USA
2.208%, VAR ICE LIBOR USD 3 Month+0.880%, 09/24/2018	300	302
Huntington National Bank
1.827%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	750	754
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	375	375
2.000%, 07/01/2019 (A)	400	395
ING Bank
2.025%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	500	503
1.650%, 08/15/2019 (A)	300	297
ING Groep
2.483%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	713
Jackson National Life Global Funding
2.060%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	500	505
1.875%, 10/15/2018 (A)	600	600
JPMorgan Chase
2.583%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	203
2.318%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	507
2.008%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	700	704
1.867%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	601
KeyBank
2.350%, 03/08/2019	1,000	1,004
Manufacturers & Traders Trust
2.046%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,025	1,030
Morgan Stanley
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	634
2.215%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	650	654
MUFG Union Bank
2.625%, 09/26/2018	1,000	1,006

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nordea Bank MTN
1.953%, VAR ICE LIBOR USD 3 Month+0.620%, 09/30/2019 (A)	$1,000	$1,008
PNC Bank
1.796%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	501
1.717%, VAR ICE LIBOR USD 3 Month+0.400%, 12/07/2018	900	903
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	650	645
Protective Life Global Funding
2.161%, 09/25/2020 (A)	815	807
1.722%, 04/15/2019 (A)	515	513
Prudential Financial MTN
2.196%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	700	703
Royal Bank of Canada MTN
2.017%, VAR ICE LIBOR USD 3 Month+0.700%, 12/10/2018	650	653
1.800%, VAR ICE LIBOR USD 3 Month+0.450%, 01/10/2019	650	652
1.611%, VAR ICE LIBOR USD 3 Month+0.240%, 10/26/2020	575	575
Societe Generale MTN
2.415%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	500	504
Sumitomo Mitsui Banking
2.027%, VAR ICE LIBOR USD 3 Month+0.670%, 10/19/2018	450	452
SunTrust Bank
1.910%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,000	1,006
Svenska Handelsbanken MTN
1.806%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	670	674
Synchrony Financial
2.615%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,012
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	400	396
UBS MTN
2.331%, VAR ICE LIBOR USD 3 Month+0.850%, 06/01/2020	1,000	1,013
Wells Fargo
2.475%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	560
2.343%, VAR ICE LIBOR USD 3 Month+0.930%, 02/11/2022	4,000	4,046
Wells Fargo MTN
2.058%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,000	1,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Westpac Banking
1.963%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	$550	$553

		56,190

Health Care — 0.8%
Abbott Laboratories
2.350%, 11/22/2019	3,000	3,003
Aetna
1.700%, 06/07/2018	850	849
Allergan Funding SCS
2.390%, VAR ICE LIBOR USD 3 Month+1.080%, 03/12/2018	3,000	3,007
Amgen
1.863%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,025	1,030
Anthem
2.500%, 11/21/2020	800	800
Cardinal Health
2.090%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	977
Catholic Health Initiatives
2.600%, 08/01/2018	430	432
Celgene
2.125%, 08/15/2018	400	401
Centene
4.750%, 01/15/2025	3,660	3,755
DaVita
5.000%, 05/01/2025	351	351
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	900	892
UnitedHealth Group
1.419%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	800	799

		16,296

Industrials — 0.6%
Air Lease
2.125%, 01/15/2020	500	497
BAE Systems Holdings
6.375%, 06/01/2019 (A)	600	635
Caterpillar Financial Services MTN
1.900%, 03/22/2019	750	749
Fortive
1.800%, 06/15/2019	445	442
General Electric MTN
1.970%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,000	1,008
1.869%, VAR ICE LIBOR USD 3 Month+0.510%, 01/14/2019	400	402
Nielsen Finance
5.000%, 04/15/2022 (A)	3,690	3,798

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	79

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Norbord
5.375%, 12/01/2020 (A)	$3,109	$3,296
PACCAR Financial MTN
1.300%, 05/10/2019	255	252
Penske Truck Leasing
2.875%, 07/17/2018 (A)	305	307
Sensata Technologies
5.000%, 10/01/2025 (A)	1,112	1,187
TTX MTN
2.250%, 02/01/2019 (A)	270	270

		12,843

Information Technology — 0.3%
Broadcom
2.375%, 01/15/2020 (A)	1,100	1,090
DXC Technology
2.875%, 03/27/2020	565	569
eBay
2.248%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	1,002
Entegris
4.625%, 02/10/2026 (A)	1,694	1,726
Fidelity National Information Services
2.850%, 10/15/2018	1,200	1,208
Hewlett Packard Enterprise
2.100%, 10/04/2019 (A)	1,050	1,043

		6,638

Materials — 0.3%
Air Liquide Finance
1.375%, 09/27/2019 (A)	700	690
Ball
5.250%, 07/01/2025	1,054	1,154
Boart Longyear Management
10.000% cash/0% PIK, 12/31/2022	2,690	2,219
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	920	997

		5,060

Real Estate — 0.3%
Equinix
5.750%, 01/01/2025	3,535	3,787
HCP
2.625%, 02/01/2020	450	452
Realogy Group
4.875%, 06/01/2023 (A)	1,585	1,597
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,063

		6,899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 0.4%
AT&T
2.263%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$750	$760
Inmarsat Finance
6.500%, 10/01/2024 (A)	2,775	2,945
SFR Group
7.375%, 05/01/2026 (A)	3,800	3,828

		7,533

Utilities — 0.2%
American Electric Power
2.150%, 11/13/2020	750	747
DTE Energy
1.500%, 10/01/2019	435	428
Emera US Finance
2.150%, 06/15/2019	230	229
NextEra Energy Capital Holdings
1.649%, 09/01/2018	145	145
Sempra Energy
1.625%, 10/07/2019	260	257
Southern
2.035%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	400	403
1.550%, 07/01/2018	450	449
Southern Power
1.986%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (A)	375	375
Talen Energy Supply LLC
4.625%, 07/15/2019 (A)	248	255
Texas Energy (Escrow Security)
3.818%, 12/31/2034 (C)	63	9

		3,297

Total Corporate Obligations (Cost $157,660) ($ Thousands)		160,058

MUNICIPAL BONDS — 0.2%

California — 0.1%
California State, GO
2.007%, 04/01/2047 (F)	925	934
Fresno County, Ser A, RB, NATL
4.658%, 08/15/2018	260	265

		1,199

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	500	500

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 0.1%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	$415	$421
Illinois State, GO
5.665%, 03/01/2018	895	903
5.163%, 02/01/2018	25	25

		1,349

Indiana — 0.0%
Whiting, Environmental Facilities Revenue, AMT, RB
1.720%, 12/01/2044 (F)	415	416

Texas — 0.0%
Brazos Higher Education Authority, Ser 2006-2, Cl A9, RB
1.338%, 12/26/2024 (F)	935	930

Total Municipal Bonds (Cost $4,379) ($ Thousands)		4,394

	Shares

PREFERRED STOCK — 0.1%
TE Holdcorp, 0.000% *	149,588	1,384

Total Preferred Stock (Cost $1,397) ($ Thousands)		1,384

COMMON STOCK — 0.0%
Boart Longyear *	11,180,121	85
Energy & Exploration Partners *(C)	540	—
TE Holdcorp *	102,547	266

Total Common Stock (Cost $4,003) ($ Thousands)		351

	Number of Rights

RIGHTS — 0.0%
TXU/Tech *‡‡(C)	38,580	36

Total Rights (Cost $52) ($ Thousands)		36

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027 Strike Price $– *	16,537	$—

Total Warrants (Cost $—) ($ Thousands)		—

	Shares

CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	138,196,047	138,196

Total Cash Equivalent (Cost $138,196) ($ Thousands)		138,196

	Face Amount (Thousands)

REPURCHASE AGREEMENT (G) — 0.2%
BNP Paribas 1.040%, dated 11/30/2017, to be repurchased on 12/01/2017, repurchase price $4,100,118 (collateralized by GNMA Obligations and U.S. Treasury Obligations, 0.000% - 3.380%, 03/01/2018 -05/20/2041, ranging in par value from $5,481 - $4,920,457; with total market value $4,182,024)	$4,100	4,100

Total Repurchase Agreement (Cost $4,100) ($ Thousands)		4,100

Total Investments in Securities — 106.1% (Cost $2,170,439) ($ Thousands)		$2,180,216

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	81

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Opportunistic Income Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(95)	Mar-2018	$ (11,858)	$ (11,784)	$ 74
U.S. 2-Year Treasury Note	(92)	Mar-2018	(19,736)	(19,725)	11
U.S. 5-Year Treasury Note	9	Jan-2018	1,065	1,049	(16)
U.S. 5-Year Treasury Note	(96)	Mar-2018	(11,206)	(11,169)	37
U.S. 5-Year Treasury Note	(171)	Dec-2017	(20,159)	(19,935)	224
U.S. 5-Year Treasury Note	162	Dec-2017	18,939	18,886	(53)
U.S. Long Treasury Bond	(1)	Mar-2018	(153)	(152)	1

			$ (43,108)	$ (42,830)	$ 278

Percentages are based on Net Assets of $2,054,242 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡‡	Expiration date not available.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $627,369 ($ Thousands), representing 30.54% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Unsettled bank loan. Interest rate not available.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PIK — Payment-in-Kind

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Asset-Backed Securities	$–	$668,914	$8,124	$677,038
Mortgage-Backed Securities	–	626,657	–	626,657
Loan Participations	–	567,964	38	568,002
Corporate Obligations	–	160,049	9	160,058
Municipal Bonds	–	4,394	–	4,394
Repurchase Agreement	–	4,100	–	4,100
Preferred Stock	–	1,384	–	1,384
Common Stock	–	351	–	351
Rights	–	–	36	36
Warrants	–	–	–	–
Cash Equivalent	138,196	–	–	138,196

Total Investments in Securities	$138,196	$2,033,813	$8,207	$2,180,216

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$347	$—	$—	$347
Unrealized Depreciation	(69)	—	—	(69)

Total Other Financial Instruments	$278	$—	$—	$278

‡	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$75,316	$520,097	$(457,217)	$138,196	$416

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 33.4%

Agency Mortgage-Backed Obligations — 28.4%
FHLMC
10.000%, 03/17/2026	$78	$78
7.500%, 08/01/2030 to 12/01/2036	591	670
7.000%, 05/01/2024 to 03/01/2039	169	188
6.500%, 10/01/2031 to 09/01/2039	1,046	1,166
6.000%, 03/01/2020 to 08/01/2038	1,863	2,066
5.500%, 02/01/2035 to 12/01/2038	3,079	3,477
5.000%, 04/01/2020 to 06/01/2044	3,860	4,154
4.500%, 08/01/2020 to 08/01/2047	23,706	25,348
4.000%, 10/01/2025 to 12/01/2047	57,650	60,811
3.500%, 09/01/2026 to 04/01/2047	95,852	99,073
3.000%, 03/01/2031 to 01/01/2047	51,945	51,950
2.500%, 12/01/2031 to 01/01/2032	7,409	7,398
FHLMC ARM
4.057%, VAR ICE LIBOR USD 12 Month+2.301%, 05/01/2036	120	129
3.595%, VAR ICE LIBOR USD 12 Month+1.993%, 12/01/2036	162	171
3.345%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	53	56
3.085%, VAR ICE LIBOR USD 12 Month+1.623%, 02/01/2045	922	940
2.621%, VAR ICE LIBOR USD 12 Month+1.633%, 07/01/2046	3,397	3,427
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	21	23
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	203	225
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	52	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2003-2671, Cl S
12.466%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	$82	$102
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	147	153
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	374	405
FHLMC CMO, Ser 2005-2945, Cl SA
10.044%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020	46	47
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (A)	5	5
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	9	8
FHLMC CMO, Ser 2007-3346, Cl FA
1.480%, VAR LIBOR USD 1 Month+0.230%, 02/15/2019	32	32
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.780%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	506	48
FHLMC CMO, Ser 2009-3546, Cl A
3.074%, 02/15/2039 (B)	121	124
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.980%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	156	25
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	228	229
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	501	503
FHLMC CMO, Ser 2012-4030, Cl HS, IO
5.360%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	90	15
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,857	207
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	3,833	3,798
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	811	120
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	8,481	8,512
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,306	205
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,569	1,459
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,319
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,389	1,454
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	672	677
FHLMC CMO, Ser 2016-4604, Cl AB
3.000%, 08/15/2046	1,710	1,729

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	$5,472	$5,728
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	4,444	4,657
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	2,922	3,096
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	12,178	12,223
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.764%, 07/25/2021 (B)	2,866	139
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.682%, 10/25/2021 (B)	512	25
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	3,220	3,323
FHLMC Multifamily Structured Pass-Through Certificates, Ser K152, Cl A2
3.080%, 01/25/2031	3,245	3,216
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
1.592%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	2,705	2,687
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	960	962
FHLMC Multifamily Structured Pass-Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	2,248	2,264
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	546	609
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
4.700%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	935	128
FHLMC STRIP CMO, Ser 2016-353, Cl S1, IO
4.750%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,303	267
FHLMC TBA 4.000%, 12/15/2040 to 01/15/2041	27,200	28,409
3.500%, 12/01/2040	51,190	52,473
3.000%, 12/15/2044	11,900	11,869
FNMA 8.000%, 05/01/2023 to 06/01/2031	65	74
7.500%, 06/01/2030 to 11/01/2038	263	299
7.000%, 09/01/2026 to 02/01/2039	1,576	1,791
6.500%, 12/01/2022 to 10/01/2037	812	900
6.000%, 10/01/2019 to 10/01/2040	4,390	4,944
5.500%, 06/01/2020 to 08/01/2038	4,796	5,266
5.000%, 02/01/2020 to 08/01/2056	19,832	21,704
4.540%, 01/01/2020 to 05/01/2021	2,713	2,857
4.500%, 01/01/2020 to 09/01/2047	90,329	96,851

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.363%, 11/01/2021	$5,309	$5,595
4.250%, 04/01/2021	2,000	2,122
4.060%, 07/01/2021	2,196	2,320
4.050%, 01/01/2021	1,430	1,503
4.040%, 10/01/2020	2,120	2,220
4.000%, 07/01/2020 to 11/01/2047	212,987	224,177
3.980%, 08/01/2021	4,290	4,518
3.850%, 08/01/2025	3,382	3,628
3.762%, 12/01/2020	2,215	2,297
3.740%, 07/01/2020	1,257	1,301
3.730%, 03/01/2026	2,503	2,648
3.619%, 12/01/2020	2,946	3,053
3.583%, 09/01/2020	5,268	5,441
3.500%, 08/01/2028 to 03/01/2057	64,076	66,316
3.290%, 10/01/2020	930	953
3.230%, 11/01/2020	1,369	1,404
3.190%, 05/01/2030	2,458	2,490
3.010%, 05/01/2028	2,908	2,939
3.000%, 05/01/2029 to 02/01/2047	41,157	41,501
2.950%, 05/01/2031	3,335	3,299
2.910%, 06/01/2025	1,059	1,070
2.830%, 06/01/2022	2,461	2,504
2.820%, 06/01/2022	2,796	2,844
2.810%, 04/01/2025	250	252
2.705%, 04/01/2023	208	211
2.560%, 10/01/2028	3,000	2,894
2.500%, 10/01/2042	3,826	3,699
FNMA ARM
4.376%, VAR ICE LIBOR USD 12 Month+1.777%, 04/01/2040	552	580
3.474%, VAR ICE LIBOR USD 12 Month+1.650%, 05/01/2037	7	7
3.234%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	2,403	2,461
3.188%, VAR ICE LIBOR USD 12 Month+1.593%, 12/01/2035	29	30
3.168%, VAR ICE LIBOR USD 12 Month+1.620%, 10/01/2047	1,910	1,952
3.132%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	2,409	2,467
2.994%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2047	2,419	2,470
2.950%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	2,141	2,183
2.689%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	1,489	1,510
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	88	96
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	90	97
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	50	60

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	85

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	$266	$287
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	211	226
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	184	202
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	164	181
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	152	165
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	24	27
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	14	17
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	383	430
FNMA CMO, Ser 2005-74, Cl CS
16.369%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	137	173
FNMA CMO, Ser 2006-104, Cl MI, IO
5.423%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	1,531	167
FNMA CMO, Ser 2006-125, Cl SM, IO
5.873%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	644	109
FNMA CMO, Ser 2006-33, Cl LS
24.176%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	99	158
FNMA CMO, Ser 2006-46, Cl SW
19.332%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	79	119
FNMA CMO, Ser 2006-51, Cl SP, IO
5.323%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	114	17
FNMA CMO, Ser 2007-108, Cl AN 8.052%, 11/25/2037 (B)	261	300
FNMA CMO, Ser 2007-64, Cl FA
1.798%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	15	15
FNMA CMO, Ser 2007-68, Cl SC, IO
5.373%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	277	45
FNMA CMO, Ser 2008-22, Cl SI, IO
5.103%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	2,863	102
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	40	43
FNMA CMO, Ser 2009-103, Cl MB
3.503%, 12/25/2039 (B)	272	290
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	2,125	1,948

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	$3,600	$3,774
FNMA CMO, Ser 2010-150, Cl SK, IO
5.203%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	913	161
FNMA CMO, Ser 2010-27, Cl AS, IO
5.153%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	1,129	215
FNMA CMO, Ser 2011-2, Cl WA
5.818%, 02/25/2051 (B)	172	185
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	441	442
FNMA CMO, Ser 2011-75, Cl FA
1.878%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	196	198
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,181	75
FNMA CMO, Ser 2011-96, Cl SA, IO
5.223%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	2,256	347
FNMA CMO, Ser 2012-133, Cl CS, IO
4.823%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	1,327	239
FNMA CMO, Ser 2012-134, Cl MS, IO
4.823%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	602	127
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	50	55
FNMA CMO, Ser 2012-35, Cl SC, IO
5.173%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	590	113
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	810	919
FNMA CMO, Ser 2012-70, Cl YS, IO
5.323%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	357	45
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	69	63
FNMA CMO, Ser 2012-74, Cl SA, IO
5.323%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	1,051	159
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	137	125
FNMA CMO, Ser 2012-75, Cl NS, IO
5.273%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	364	70
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,614	1,263
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	3,694	2,857
FNMA CMO, Ser 2013-124, Cl SB, IO
4.623%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	976	189

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	$1,172	$97
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	881	807
FNMA CMO, Ser 2013-54, Cl BS, IO
4.823%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	619	124
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,781	2,044
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,916	2,104
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	1,262	1,301
FNMA CMO, Ser 2014-M12, Cl FA
1.537%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	1,020	1,019
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.186%, 01/25/2024 (B)	50,650	423
FNMA CMO, Ser 2015-M3, Cl FA
1.457%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018	127	127
FNMA CMO, Ser 2015-M8, Cl X2, IO
0.272%, 01/25/2025 (B)	88,204	897
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	5,215	5,407
FNMA CMO, Ser 2016-60, Cl QS, IO
4.773%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	2,072	337
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	2,267	2,286
FNMA CMO, Ser 2017-33, Cl LB
3.000%, 05/25/2039	2,732	2,760
FNMA CMO, Ser 2017-76, Cl SB, IO
4.773%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	3,579	666
FNMA CMO, Ser 2017-85, Cl SC
4.873%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	1,182	216
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	247	46
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	324	59
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	2,563	204
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,152	202
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,259	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	$1,269	$249
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,851	166
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (B)	4,873	4,903
FNMA TBA
4.500%, 01/01/2038	34,850	37,041
4.000%, 11/15/2034 to 12/14/2039	85,885	89,719
3.500%, 12/01/2040 to 02/25/2041	117,600	120,451
3.000%, 12/25/2028 to 12/12/2042	58,520	58,873
2.500%, 12/01/2027	28,300	28,238
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	1,271	1,236
FNMA, Ser 2017-M4, Cl A2
2.684%, 12/25/2026 (B)	1,430	1,396
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	1,311	1,312
FNMA, Ser 2017-M8, Cl A2
3.061%, 05/25/2027 (B)	2,210	2,233
FNMA, Ser M13, Cl A2
2.938%, 09/25/2027 (B)	1,828	1,827
GNMA
9.500%, 12/15/2020	–	1
7.000%, 04/15/2026 to 05/15/2033	879	960
6.500%, 01/15/2024 to 07/15/2035	1,604	1,791
6.000%, 12/15/2023 to 10/20/2040	5,670	6,423
5.000%, 12/20/2039 to 10/20/2047	11,958	12,861
4.500%, 01/20/2040 to 11/20/2047	40,407	42,972
4.000%, 07/15/2045 to 11/20/2047	25,350	26,673
3.500%, 03/20/2046 to 11/20/2047	32,131	33,268
3.000%, 04/15/2045 to 11/20/2047	28,226	28,478
GNMA ARM
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	11	11
2.670%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	873	899
GNMA CMO, Ser 2001-22, Cl PS
17.716%, VAR LIBOR USD 1 Month+21.008%, 03/17/2031	243	326
GNMA CMO, Ser 2002-57, Cl SB
93.548%, VAR LIBOR USD 1 Month+112.500%, 08/16/2032	31	105
GNMA CMO, Ser 2003-60, Cl GS
10.311%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	26	28
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	9	10

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	87

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2005-7, Cl JM
13.940%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	$6	$7
GNMA CMO, Ser 2006-16, Cl GS, IO
5.707%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	665	115
GNMA CMO, Ser 2007-78, Cl SA, IO
5.267%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	3,783	536
GNMA CMO, Ser 2009-106, Cl KS, IO
5.117%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	5,028	707
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,554
GNMA CMO, Ser 2009-66, Cl XS, IO
5.537%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	45	6
GNMA CMO, Ser 2009-8, Cl PS, IO
5.037%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	40	5
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	101	98
GNMA CMO, Ser 2010-31, Cl GS, IO
5.217%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	166	9
GNMA CMO, Ser 2010-4, Cl SL, IO
5.137%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	137	22
GNMA CMO, Ser 2010-4, Cl NS, IO
5.127%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	6,553	1,120
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	1,660	1,737
GNMA CMO, Ser 2010-85, Cl HS, IO
5.367%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	507	59
GNMA CMO, Ser 2010-H10, Cl FC
2.240%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	3,010	3,046
GNMA CMO, Ser 2010-H26, Cl LF
1.583%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	4,083	4,049
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	73	17
GNMA CMO, Ser 2011-H09, Cl AF
1.733%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	1,269	1,267
GNMA CMO, Ser 2012-112, Cl IO, IO
0.311%, 02/16/2053 (B)	6,980	164
GNMA CMO, Ser 2012-124, Cl AS, IO
4.937%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	1,003	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-142, Cl IO, IO
0.999%, 04/16/2054 (B)	$18,894	$768
GNMA CMO, Ser 2012-27, Cl IO, IO
1.010%, 04/16/2053 (B)	9,691	329
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,229	98
GNMA CMO, Ser 2012-98, Cl SA, IO
4.837%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	813	140
GNMA CMO, Ser 2013-145, Cl IO, IO
1.072%, 09/16/2044 (B)	9,442	496
GNMA CMO, Ser 2013-163, Cl IO, IO
1.147%, 02/16/2046 (B)	11,714	600
GNMA CMO, Ser 2013-63, Cl IO, IO
0.788%, 09/16/2051 (B)	448	24
GNMA CMO, Ser 2013-H01, Cl JA
1.553%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	1,109	1,102
GNMA CMO, Ser 2013-H01, Cl TA
1.733%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	802	803
GNMA CMO, Ser 2014-124, Cl IE, IO
0.746%, 05/16/2054 (B)	9,554	410
GNMA CMO, Ser 2014-186, Cl IO, IO
0.781%, 08/16/2054 (B)	15,130	759
GNMA CMO, Ser 2014-47, Cl IA, IO
0.380%, 02/16/2048 (B)	2,164	80
GNMA CMO, Ser 2014-50, Cl IO, IO
0.868%, 09/16/2055 (B)	5,200	287
GNMA CMO, Ser 2014-H04, Cl FB
1.883%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	2,368	2,377
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	604	124
GNMA CMO, Ser 2016-128, Cl IO, IO
0.936%, 09/16/2056 (B)	13,105	966
GNMA CMO, Ser 2016-135, Cl SB, IO
4.837%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	627	158
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	76	16
GNMA TBA
4.500%, 12/15/2039	36,440	38,376
4.000%, 12/01/2039	16,670	17,410
3.500%, 12/15/2041	64,370	66,564
3.000%, 12/01/2042	73,330	73,897
GNMA, Ser 2011-109, Cl AB
2.700%, 04/16/2043	4	4
GNMA, Ser 2011-92, Cl AB
2.700%, 11/16/2044	13	13
GNMA, Ser 2012-33, Cl A
1.899%, 03/16/2040	75	74

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.612%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	$3,657	$3,666
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.802%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	285	287
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.802%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	308	309
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.692%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	28	28

		1,722,757

Non-Agency Mortgage-Backed Obligations — 5.0%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
1.798%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	4,613	4,542
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.882%, 03/26/2037 (B)(C)	104	104
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.621%, 11/28/2035 (B)(C)	90	90
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.734%, 11/25/2021 (B)	39	36
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.160%, 04/25/2037 (B)	135	130
Banc of America Funding Trust, Ser 2015-R2, Cl 9A1
1.544%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	3,830	3,798
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	15	15
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	156	166
Banc of America Funding, Ser 2004-C, Cl 1A1
3.883%, 12/20/2034 (B)	60	60
Banc of America Funding, Ser 2005-B, Cl 2A1
3.612%, 04/20/2035 (B)	1,769	1,566
Banc of America Funding, Ser 2006-G, Cl 2A4
1.573%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	5,953	5,959

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-Remic Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/2030 (C)	$242	$245
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,370	1,407
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,477
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	133	137
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.574%, 05/25/2034 (B)	36	36
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.358%, 05/25/2034 (B)	73	68
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
3.280%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.050%, 08/25/2035	128	130
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
2.069%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	11	11
Bear Stearns Commercial Mortgage
Securities, Ser 2005-PWR8, Cl X1, IO
0.520%, 06/11/2041 (B)(C)	130	1
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	2,555	–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.747%, 12/11/2049 (B)(C)	989	3
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	1,686	1,667
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	462	455
CD Commercial Mortgage Trust, Ser 2016- CDS, Cl A4
3.526%, 11/10/2049 (B)	1,280	1,320
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	1,240	1,289
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	734	754
CD Commercial Mortgage Trust, Ser CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,809
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (B)(C)	1,325	1,394

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	89

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	$750	$746
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	966	969
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	712	748
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	964	995
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	565	577
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	565	562
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	782
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.566%, 02/25/2037 (B)	76	75
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.688%, 02/25/2037 (B)	78	79
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.673%, 07/25/2037 (B)	129	129
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
1.719%, VAR ICE LIBOR USD 1 Month+0.390%, 10/25/2034	3,179	3,051
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
1.659%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2035 (C)	3,026	2,977
Chicago Skyscraper Trust, Ser 2017-SKY, Cl B
2.350%, VAR LIBOR USD 1 Month+1.100%, 02/15/2030 (C)	1,300	1,303
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,494
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl AAB
2.690%, 04/10/2046	654	657
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,276	1,276
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	$1,716	$1,785
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	874	883
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.740%, 09/25/2033 (B)	139	140
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
3.125%, 02/25/2034 (B)	25	24
Citigroup Mortgage Loan Trust, Ser 2004- RR2, Cl A2
3.238%, 05/25/2034 (B)(C)	201	205
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
3.247%, 08/25/2034 (B)	69	68
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
3.317%, 09/25/2033 (B)(C)	169	171
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	1,290	1,277
Cold Storage Trust, Ser 2017-ICE3, Cl A
2.500%, VAR LIBOR USD 1 Month+1.000%, 04/15/2024 (C)	3,980	3,990
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	209	214
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	209	209
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,445
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	537
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	458	482
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	1,376	1,375
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,243
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	112	113
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.530%, 03/10/2047 (B)	15,125	821
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	258	272
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	583	606
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	522

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	$1,408	$1,461
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	137
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.349%, 02/10/2048 (B)	17,382	1,140
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,520
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	732
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
2.971%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (C)	1,700	1,705
COMM Mortgage Trust, Ser 2017-COR2, Cl A3
3.510%, 09/10/2050	463	473
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,787
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	756	758
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	201
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	234
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	32	32
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.251%, 10/10/2046 (B)	90	93
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	763	813
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	490
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.732%, 08/10/2049 (B)(C)	1,350	1,403
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	1,653	1,726
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	184	184
Commercial Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	2,089	2,176

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	$796	$801
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	365	380
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (A)	69	63
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
2.101%, VAR 12 Month Treas Avg+1.100%, 08/25/2035	337	242
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
3.176%, 08/25/2034 (B)	163	159
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	233	223
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	211	213
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	116	125
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	1,040	1,083
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	2,593	2,715
CSAIL Commercial Mortgage Trust, Ser C5, Cl ASB
3.533%, 11/15/2048	327	338
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	4,738	4,723
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	210	221
CSMC Trust, Ser 2016-BDWN, Cl A .
4.150%, VAR LIBOR USD 1 Month+2.900%, 02/15/2029 (C)	4,260	4,322
CSMC Trust, Ser 2016-BDWN, Cl B
5.750%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (C)	1,720	1,726
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	437
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,845	2,990
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.083%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	787	730

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	91

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.978%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	$7,952	$8,057
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.179%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	4,482	4,636
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.228%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	3,030	3,124
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
3.131%, 09/25/2034 (B)	174	172
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	26,957	193
GE Business Loan Trust, Ser 2007-1A, Cl A
1.420%, VAR LIBOR USD 1 Month+0.170%, 04/16/2035 (C)	545	530
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	253	255
GS Mortgage Securities II, Ser SLP, Cl C
3.886%, 10/10/2032 (C)	4,610	4,732
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.084%, 11/10/2039 (B)(C)	1,094	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	197	199
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	2,350	2,445
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	390	420
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A2
3.033%, 11/10/2046	593	597
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	668	702
GS Mortgage Securities Trust, Ser 2015- GC32, Cl XA, IO
1.007%, 07/10/2048 (B)	38,142	1,772
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,102	1,097
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	734	718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	$2	$2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
3.373%, 09/25/2035 (B)(C)	256	28
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	109	112
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	29	30
Homestar Mortgage Acceptance, Ser 2004- 5, Cl A1
2.229%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2034	97	98
Hudson Yards, Ser 2016-10HY, Cl A
2.835%, 08/10/2038 (C)	1,200	1,173
Impac CMB Trust, Ser 2005-4, Cl 2A1
1.928%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	135	134
Impac CMB Trust, Ser 2007-A, Cl M1
2.129%, VAR ICE LIBOR USD 1 Month+0.800%, 05/25/2037 (C)	1,769	1,649
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	3,815	4,163
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
1.679%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	169	165
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.189%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	22	20
Indymac Index Mortgage Loan Trust,
Ser 2004-AR8, Cl 2A2A
2.129%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	34	31
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.250%, 11/15/2045 (B)	410	432
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	984	990
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.052%, 01/15/2047 (B)	230	244
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	1,636	1,710
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.711%, 09/15/2047 (B)	750	753

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	$844	$877
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	666	672
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,761
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	1,103	1,114
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	993	1,031
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	999	1,054
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	3,217	3,391
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,120	4,324
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	1,775	1,818
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	2,149	2,226
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	829
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (B)	3,610	3,697
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (B)	4,589	4,781
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	300
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.449%, 06/12/2043 (B)	6,909	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.389%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	225	224
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	989	994

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (C)	$77	$78
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	1,211	1,244
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	2,965	2,981
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	1,199	1,235
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	1,817	1,826
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	2,260	2,270
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	635	641
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	79	83
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl C
4.089%, VAR LIBOR USD 1 Month+2.850%, 05/15/2028 (C)	1,280	1,274
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,367
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	1,047	1,032
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	907	949
2.713%, 08/15/2049	993	983
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	1,310	1,282
JPMorgan Mortgage Trust, Ser 17-5
3.188%, 11/21/2047	3,416	3,394
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.103%, 06/25/2034 (B)	621	616
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.680%, 02/25/2035 (B)	223	228
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.703%, 04/25/2035 (B)	52	53

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.577%, 11/25/2033 (B)	$289	$295
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.726%, 08/25/2034 (B)	297	300
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.188%, 12/15/2047 (B)(C)	9,566	9,662
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.396%, 02/15/2041 (B)(C)	1,957	–
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.353%, 04/15/2041 (B)	51	51
Liberty Street Trust, Ser 225L, Cl A
3.597%, 02/10/2036 (C)	1,465	1,518
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.467%, 11/21/2034 (B)	453	464
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.467%, 11/21/2034 (B)	3,328	3,416
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.625%, 06/25/2034 (B)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	591	613
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	315	281
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,623	1,533
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
1.679%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	311	262
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	23	19
MASTR Seasoned Securities Trust, Ser 2004- 1, Cl 4A1
3.573%, 10/25/2032 (B)	6	6
MASTR Seasoned Securities Trust, Ser 2005- 1, Cl 4A1
3.394%, 10/25/2032 (B)	49	50
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.573%, 07/25/2033 (B)	66	65
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.169%, 12/25/2034 (B)	197	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.625%, 02/25/2034 (B)	$188	$190
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.389%, 02/25/2034 (B)	75	76
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.264%, 08/25/2034 (B)	115	117
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
2.176%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	140	135
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
3.248%, 02/25/2036 (B)	126	128
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.709%, 12/12/2049 (B)(C)	387	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.637%, 08/15/2045 (B)(C)	3,653	199
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (B)	1,600	1,705
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	255	256
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	95	95
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	2,565	2,692
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,420
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C28, Cl A4
3.544%, 01/15/2049	482	497
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.432%, 02/12/2044 (B)(C)	5,509	69
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.246%, 11/15/2049 (B)	16,392	1,131
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	756	743
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	1,313	1,292

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser UBS8, Cl A3
3.540%, 12/15/2048	$694	$717
Morgan Stanley Capital I Trust, Ser UBS9, Cl A1
1.711%, 03/15/2049	731	725
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.677%, 04/25/2034 (B)	203	214
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	18	11
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
1.579%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	5,415	4,599
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	2,030	2,003
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (B)(C)	3,628	3,762
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	8,224	8,591
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.670%, 05/25/2036 (B)	215	209
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.304%, VAR ICE LIBOR USD 1 Month+0.150%, 07/26/2036 (C)	59	59
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	1,195	1,254
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl M6
2.634%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,462	4,239
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	76	79
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	15	13
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,488	1,100
RALI Trust, Ser 2005-QO5, Cl A1 2.001%, VAR 12 Month Treas
Avg+1.000%, 01/25/2046	698	614
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	18	18
RBS Commercial Funding Trust, Ser GSP, Cl A
3.961%, 01/13/2032 (B)(C)	1,380	1,432

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	$827	$845
Residential Accredit Loans, Ser 2005-QO2, Cl A1
2.361%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	492	469
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	196	207
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	59	64
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	254	254
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.513%, 12/25/2034 (B)	482	484
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
2.200%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,340	1,343
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.753%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	220	204
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
1.649%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	2,018	1,962
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.528%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	1,365	1,408
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
1.943%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	154	148
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
1.763%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	2,022	1,942
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	257	262
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.389%, 10/25/2033 (B)	3,025	3,070
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.295%, 12/25/2033 (B)	76	75

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	95

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.969%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	$ 294	$284
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.726%, VAR ICE LIBOR GDP 3 Month+1.200%, 02/20/2054 (C)	GBP 1,558	2,121
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.267%, 05/10/2045 (B)(C)	$ 4,726	347
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050 (B)	1,930	1,967
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	1,143	1,184
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2045	53	53
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A2
2.067%, 04/10/2046	250	250
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	101
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)	1,210	1,262
VNDO Mortgage Trust, Ser PENN, Cl A
3.808%, 12/13/2029 (C)	1,110	1,149
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.051%, 06/15/2045 (B)(C)	6,865	–
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
3.221%, 01/25/2033 (B)	123	125
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.448%, 10/25/2033 (B)	154	156
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.223%, 06/25/2033 (B)	122	122
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.130%, 08/25/2033 (B)	117	119
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
3.233%, 08/25/2033 (B)	86	87
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.317%, 09/25/2033 (B)	267	272

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
13.809%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	$21	$25
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	425	443
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.164%, 06/25/2034 (B)	101	103
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
1.589%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	7,004	6,915
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
1.619%, VAR ICE LIBOR USD 1 Month+0.290%, 12/25/2045	2,287	2,240
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
2.071%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,903	1,165
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.232%, VAR Cost of Funds 11th District of San Fran+1.500%, 10/25/2046	599	597
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.963%, 11/25/2036 (B)	177	168
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.754%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	242	160
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.232%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	275	271
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	309	61
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	20	20
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	42	39

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	$75	$69
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (B)(C)	1,530	1,534
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	1,310	1,302
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
3.160%, 02/25/2034 (B)	114	115
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.762%, 12/25/2034 (B)	92	96
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.424%, 12/25/2034 (B)	157	159
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.598%, 07/25/2034 (B)	231	235
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.553%, 08/25/2034 (B)	47	48
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.476%, 08/25/2035 (B)	108	109
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.468%, 06/25/2035 (B)	234	239
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
3.621%, 10/25/2033 (B)	76	77
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
3.701%, 11/25/2036 (B)	172	172
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.499%, 04/25/2036 (B)	144	142
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
3.370%, 04/25/2036 (B)	3,291	3,456
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.598%, 06/15/2045 (B)(C)	2,810	141
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.452%, 03/15/2048 (B)(C)	12,363	629
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	$120	$127
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	221
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.308%, 03/15/2047 (B)	4,986	241
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,366
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,247
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.283%, 08/15/2047 (B)	15,607	816
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.809%, 10/15/2057 (B)	5,283	171
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,364
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	114

		306,405

Total Mortgage-Backed Securities (Cost $2,035,874) ($ Thousands)		2,029,162

U.S. TREASURY OBLIGATIONS — 29.0%
U.S. Treasury Bills
1.303%, 04/19/2018 (A)	23,545	23,428
1.269%, 03/01/2018 (A)	796	793
U.S. Treasury Bonds
6.250%, 05/15/2030	7,675	10,772
3.000%, 05/15/2045	21,986	22,712
3.000%, 11/15/2045	6,757	6,979
3.000%, 02/15/2047	7,850	8,108
3.000%, 05/15/2047	26,195	27,060
2.875%, 05/15/2043	3,380	3,417
2.875%, 08/15/2045	10,400	10,489
2.875%, 11/15/2046	17,946	18,085
2.750%, 08/15/2047	19,621	19,287
2.750%, 11/15/2047	119,261	117,309
2.500%, 02/15/2045	103,153	96,633
2.500%, 02/15/2046	57,460	53,705
2.500%, 05/15/2046	25,952	24,239
2.250%, 08/15/2046	39,655	35,079

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	97

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities 2.375%, 01/15/2025	$602	$682
1.375%, 07/15/2018	7,926	8,009
0.875%, 02/15/2047	16,485	16,465
0.750%, 02/15/2042	2,316	2,260
0.625%, 01/15/2024	2,466	2,498
0.625%, 02/15/2043	9,125	8,617
0.375%, 07/15/2027	32,808	32,266
0.125%, 04/15/2018	9,599	9,570
0.125%, 04/15/2022	10,276	10,182
0.125%, 07/15/2026	11,543	11,161
U.S. Treasury Notes
2.250%, 10/31/2024	1,911	1,903
2.250%, 02/15/2027	17,468	17,220
2.250%, 08/15/2027	34,845	34,296
2.250%, 11/15/2027	59,764	58,884
2.125%, 12/31/2022	35,405	35,350
2.125%, 11/30/2024	10,330	10,202
2.000%, 08/31/2021	745	744
2.000%, 10/31/2021	15,220	15,191
2.000%, 12/31/2021	10,269	10,238
2.000%, 10/31/2022	140,673	139,772
2.000%, 11/30/2022	47,997	47,667
2.000%, 02/15/2025	28,810	28,179
2.000%, 11/15/2026	26,099	25,237
1.875%, 01/31/2022	27,322	27,088
1.875%, 03/31/2022	18,033	17,860
1.875%, 04/30/2022	25,074	24,820
1.875%, 07/31/2022	20,198	19,966
1.875%, 09/30/2022	67,190	66,371
1.750%, 11/30/2019	29,506	29,482
1.750%, 11/15/2020	16,191	16,120
1.750%, 12/31/2020	3,588	3,567
1.750%, 01/31/2023	29,455	28,852
1.625%, 07/31/2020	27,182	27,003
1.625%, 10/15/2020	22,312	22,139
1.500%, 12/31/2018	46,905	46,802
1.500%, 01/31/2019	10,440	10,413
1.500%, 10/31/2019	102,343	101,775
1.500%, 05/31/2020	23,854	23,642
1.500%, 07/15/2020	5,104	5,055
1.500%, 08/15/2020	16,353	16,191
1.500%, 08/15/2026	18,228	16,943
1.375%, 11/30/2018	42,770	42,640
1.375%, 12/31/2018	21,645	21,570
1.375%, 07/31/2019	9,361	9,301
1.375%, 09/30/2019	26,721	26,525
1.375%, 08/31/2020	4,022	3,967
1.375%, 09/30/2020	7,289	7,184
1.375%, 01/31/2021	300	295
1.250%, 10/31/2018	8,875	8,841
1.250%, 04/30/2019	6,051	6,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.250%, 05/31/2019	$5,449	$5,409
1.250%, 08/31/2019	2,150	2,130
1.125%, 01/15/2019	20,285	20,153
1.125%, 02/28/2019	29,835	29,612
1.125%, 02/28/2021	17,443	16,982
1.125%, 07/31/2021	30,430	29,470
0.875%, 10/15/2018	11,955	11,877
U.S. Treasury STRIPS
3.812%, 02/15/2045 (A)	13,435	6,123
2.890%, 08/15/2045 (A)	7,195	3,232

Total U.S. Treasury Obligations (Cost $1,763,641) ($ Thousands)		1,760,097

CORPORATE OBLIGATIONS — 28.6%

Consumer Discretionary — 1.9%
21st Century Fox America
8.875%, 04/26/2023	150	189
6.650%, 11/15/2037	310	404
6.200%, 12/15/2034	265	326
Advance Auto Parts
5.750%, 05/01/2020	175	187
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	3,605	3,577
2.700%, 07/26/2022 (C)	2,295	2,269
Amazon.com
4.950%, 12/05/2044	600	704
4.800%, 12/05/2034	187	216
4.250%, 08/22/2057 (C)	399	420
4.050%, 08/22/2047 (C)	1,560	1,625
3.875%, 08/22/2037 (C)	840	876
3.150%, 08/22/2027 (C)	3,539	3,532
2.800%, 08/22/2024 (C)	4,514	4,494
2.400%, 02/22/2023 (C)	2,490	2,462
1.900%, 08/21/2020 (C)	2,334	2,318
AutoZone
3.750%, 06/01/2027	1,630	1,640
2.500%, 04/15/2021	44	44
BMW US Capital LLC
2.150%, 04/06/2020 (C)	2,085	2,080
CBS
3.700%, 06/01/2028 (C)	1,200	1,173
3.375%, 02/15/2028	1,145	1,096
2.500%, 02/15/2023	2,225	2,173
Charter Communications Operating
6.484%, 10/23/2045	630	725
6.384%, 10/23/2035	380	437
5.375%, 05/01/2047 (C)	909	918
4.908%, 07/23/2025	1,755	1,854
4.464%, 07/23/2022	4,520	4,713
4.200%, 03/15/2028 (C)	2,550	2,510

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comcast
7.050%, 03/15/2033	$50	$69
4.750%, 03/01/2044	120	133
4.400%, 08/15/2035	4,015	4,322
4.250%, 01/15/2033	360	384
4.200%, 08/15/2034	570	603
4.000%, 08/15/2047	400	401
3.200%, 07/15/2036	170	160
3.150%, 02/15/2028	2,664	2,637
2.350%, 01/15/2027	970	908
Comcast Cable Communications Holdings
9.455%, 11/15/2022	100	131
Comcast Cable Holdings
10.125%, 04/15/2022	190	247
Daimler Finance North America
2.375%, 08/01/2018 (C)	2,620	2,628
2.300%, 01/06/2020 (C)	3,120	3,115
Discovery Communications
5.200%, 09/20/2047	470	465
4.950%, 05/15/2042	395	380
4.875%, 04/01/2043	775	743
3.950%, 03/20/2028	760	746
Ford Motor
5.291%, 12/08/2046	1,590	1,692
4.750%, 01/15/2043	100	99
Ford Motor Credit
8.125%, 01/15/2020	520	579
5.875%, 08/02/2021	2,400	2,652
5.000%, 05/15/2018	206	209
3.815%, 11/02/2027	1,332	1,325
3.810%, 01/09/2024	975	995
3.339%, 03/28/2022	1,735	1,757
3.157%, 08/04/2020	200	203
3.096%, 05/04/2023	200	198
2.979%, 08/03/2022	1,247	1,239
2.875%, 10/01/2018	2,000	2,014
2.597%, 11/04/2019	2,520	2,529
2.343%, 11/02/2020	2,075	2,057
1.724%, 12/06/2017	2,000	2,000
General Motors
6.600%, 04/01/2036	1,510	1,809
6.250%, 10/02/2043	940	1,093
5.400%, 04/01/2048	388	414
5.150%, 04/01/2038	1,395	1,461
General Motors Financial
4.350%, 01/17/2027	2,384	2,450
3.500%, 11/07/2024	1,831	1,828
3.450%, 04/10/2022	110	111
3.200%, 07/13/2020	159	161
Hyundai Capital America
2.875%, 08/09/2018 (C)	95	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lennar
4.750%, 11/29/2027 (C)	$1,750	$1,789
McDonald’s MTN
4.875%, 12/09/2045	358	404
3.700%, 01/30/2026	840	873
3.500%, 03/01/2027	270	276
NBCUniversal Media
4.450%, 01/15/2043	260	275
Newell Brands
4.200%, 04/01/2026	590	617
3.850%, 04/01/2023	570	591
3.150%, 04/01/2021	370	375
2.600%, 03/29/2019	71	71
QVC
5.950%, 03/15/2043	50	49
Time Warner
6.250%, 03/29/2041	355	429
5.375%, 10/15/2041	562	608
4.850%, 07/15/2045	935	962
4.750%, 03/29/2021	780	830
4.700%, 01/15/2021	160	170
3.800%, 02/15/2027	1,000	997
3.550%, 06/01/2024	5,000	5,081
Time Warner Cable
8.250%, 04/01/2019	2,890	3,108
7.300%, 07/01/2038	100	123
6.750%, 07/01/2018	1,500	1,539
6.550%, 05/01/2037	495	567
5.875%, 11/15/2040	210	226
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,875
TJX
2.250%, 09/15/2026	530	494
Toyota Motor Credit MTN
2.600%, 01/11/2022	2,940	2,957
UBM
5.750%, 11/03/2020 (C)	850	884
Viacom
4.850%, 12/15/2034	345	327
4.250%, 09/01/2023	200	202
3.875%, 04/01/2024	230	228

		116,931

Consumer Staples — 2.4%
Altria Group
9.250%, 08/06/2019	2,120	2,365
4.750%, 05/05/2021	490	526
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	5,458	6,162
3.700%, 02/01/2024	97	101
3.650%, 02/01/2026	1,978	2,029
3.300%, 02/01/2023	7,442	7,630

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	99

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/01/2021	$4,495	$4,530
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	105	112
5.375%, 01/15/2020	2,360	2,513
2.500%, 07/15/2022	2,086	2,068
BAT Capital
4.540%, 08/15/2047 (C)	2,140	2,212
3.557%, 08/15/2027 (C)	4,887	4,882
3.222%, 08/15/2024 (C)	1,410	1,405
2.764%, 08/15/2022 (C)	5,209	5,166
2.297%, 08/14/2020 (C)	1,056	1,050
BAT International Finance
1.850%, 06/15/2018 (C)	2,000	1,999
Church & Dwight
3.950%, 08/01/2047	535	527
3.150%, 08/01/2027	844	828
2.450%, 08/01/2022	535	529
Coca-Cola
3.300%, 09/01/2021	52	54
Coca-Cola Femsa
2.375%, 11/26/2018	898	900
Costco Wholesale
3.000%, 05/18/2027	2,490	2,479
2.750%, 05/18/2024	1,486	1,485
2.300%, 05/18/2022	2,148	2,138
CVS Health
5.125%, 07/20/2045	280	308
3.875%, 07/20/2025	929	950
3.500%, 07/20/2022	325	331
2.750%, 12/01/2022	230	226
CVS Pass-Through Trust
6.036%, 12/10/2028	1,851	2,051
5.926%, 01/10/2034 (C)	169	191
5.880%, 01/10/2028	122	135
5.789%, 01/10/2026 (C)	1,059	1,147
Danone
2.947%, 11/02/2026 (C)	1,240	1,198
2.589%, 11/02/2023 (C)	1,580	1,543
2.077%, 11/02/2021 (C)	1,030	1,011
Diageo Capital
1.125%, 04/29/2018	150	150
Diageo Investment
2.875%, 05/11/2022	3,730	3,788
EMD Finance
2.400%, 03/19/2020 (C)	3,365	3,365
ERAC USA Finance
4.500%, 02/15/2045 (C)	335	333
3.300%, 12/01/2026 (C)	1,686	1,650
2.700%, 11/01/2023 (C)	465	452
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (C)	4,500	4,724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Imperial Brands Finance
2.050%, 02/11/2018 (C)	$790	$790
Kraft Heinz Foods
6.500%, 02/09/2040	700	874
6.125%, 08/23/2018	475	489
5.375%, 02/10/2020	827	878
5.200%, 07/15/2045	140	151
5.000%, 07/15/2035	370	402
5.000%, 06/04/2042	290	305
4.375%, 06/01/2046	5,206	5,024
3.950%, 07/15/2025	1,570	1,615
3.500%, 06/06/2022	2,665	2,726
3.500%, 07/15/2022	1,615	1,651
3.000%, 06/01/2026	2,295	2,193
2.800%, 07/02/2020	2,685	2,705
Kroger
2.950%, 11/01/2021	1,215	1,231
Molson Coors Brewing
3.500%, 05/01/2022	220	226
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,815	6,627
1.625%, 10/28/2019 (C)	4,890	4,823
PepsiCo
3.600%, 03/01/2024	150	158
3.000%, 10/15/2027	974	966
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,400
Philip Morris International
5.650%, 05/16/2018	265	270
2.900%, 11/15/2021	550	557
2.500%, 08/22/2022	1,530	1,515
2.500%, 11/02/2022	1,250	1,234
2.000%, 02/21/2020	4,245	4,219
1.875%, 11/01/2019	2,825	2,812
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	4,650	4,548
Reynolds American
8.125%, 06/23/2019	570	620
6.150%, 09/15/2043	480	606
5.850%, 08/15/2045	1,863	2,271
3.250%, 06/12/2020	386	393
Shire Acquisitions Investments Ireland
1.900%, 09/23/2019	5,025	4,976
University of Southern California
3.028%, 10/01/2039	2,500	2,331
Walgreens
5.250%, 01/15/2019	50	52
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,497
3.450%, 06/01/2026	710	697
3.300%, 11/18/2021	3,058	3,112

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wal-Mart Stores
3.300%, 04/22/2024	$175	$182
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	1,200	1,213
2.400%, 10/21/2018 (C)	290	291

		145,873

Energy — 3.1%
Anadarko Finance
7.500%, 05/01/2031	240	307
Anadarko Petroleum
5.550%, 03/15/2026	1,909	2,125
4.850%, 03/15/2021	810	856
4.500%, 07/15/2044	2,423	2,351
Andeavor Logistics
5.200%, 12/01/2047	705	708
4.250%, 12/01/2027	1,680	1,679
3.500%, 12/01/2022	789	789
Apache
6.900%, 09/15/2018	180	187
5.100%, 09/01/2040	520	548
4.750%, 04/15/2043	420	425
4.250%, 01/15/2044	1,770	1,667
3.250%, 04/15/2022	56	57
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,912
BP Capital Markets
3.723%, 11/28/2028	290	302
3.588%, 04/14/2027	1,211	1,247
3.561%, 11/01/2021	110	115
3.506%, 03/17/2025	490	504
3.245%, 05/06/2022	950	975
3.216%, 11/28/2023	5,555	5,686
3.119%, 05/04/2026	400	400
1.674%, 02/13/2018	434	434
Buckeye Partners
4.125%, 12/01/2027	1,283	1,266
Canadian Natural Resources
6.450%, 06/30/2033	200	241
3.850%, 06/01/2027	644	650
Cenovus Energy
5.400%, 06/15/2047 (C)	680	691
Chevron
3.191%, 06/24/2023	95	97
2.954%, 05/16/2026	2,192	2,183
2.895%, 03/03/2024	4,240	4,275
2.355%, 12/05/2022	290	287
1.961%, 03/03/2020	81	81
Cimarex Energy
4.375%, 06/01/2024	2,235	2,367
CNOOC Finance
3.500%, 05/05/2025	2,900	2,930

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 05/09/2023	$253	$252
Concho Resources
4.875%, 10/01/2047	570	603
3.750%, 10/01/2027	1,226	1,232
Conoco Funding
6.950%, 04/15/2029	995	1,291
ConocoPhillips
4.150%, 11/15/2034	2,343	2,453
3.350%, 05/15/2025	100	103
Devon Energy
5.850%, 12/15/2025	880	1,021
5.600%, 07/15/2041	510	586
5.000%, 06/15/2045	1,070	1,154
4.750%, 05/15/2042	127	132
3.250%, 05/15/2022	670	681
Devon Financing
7.875%, 09/30/2031	520	703
Ecopetrol
5.875%, 05/28/2045	4,870	4,919
4.125%, 01/16/2025	167	169
Enbridge
3.700%, 07/15/2027	481	480
2.900%, 07/15/2022	1,633	1,622
Enbridge Energy Partners
7.375%, 10/15/2045	480	627
5.500%, 09/15/2040	474	506
Encana
6.500%, 02/01/2038	1,085	1,345
Energy Transfer
8.250%, 11/15/2029	3,795	4,924
6.125%, 12/15/2045	1,200	1,289
2.500%, 06/15/2018	1,265	1,268
Energy Transfer Partners
4.900%, 02/01/2024	250	265
Enterprise Products Operating
4.850%, 03/15/2044	339	360
4.050%, 02/15/2022	14	15
3.700%, 02/15/2026	646	659
3.350%, 03/15/2023	670	683
1.650%, 05/07/2018	58	58
EOG Resources
4.150%, 01/15/2026	490	518
ExxonMobil
4.114%, 03/01/2046	910	977
3.043%, 03/01/2026	1,140	1,157
Florida Gas Transmission
7.900%, 05/15/2019 (C)	1,850	1,985
Halliburton
3.800%, 11/15/2025	1,070	1,102
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	1,390	1,425

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	101

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kerr-McGee
6.950%, 07/01/2024	$3,107	$3,668
Kinder Morgan
5.550%, 06/01/2045	900	960
5.000%, 02/15/2021 (C)	2,755	2,935
4.300%, 06/01/2025	4,885	5,053
3.150%, 01/15/2023	2,584	2,567
3.050%, 12/01/2019	93	94
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,606
5.400%, 09/01/2044	740	766
5.000%, 03/01/2043	50	49
Marathon Oil
6.600%, 10/01/2037	593	715
Marathon Petroleum
5.000%, 09/15/2054	810	810
4.750%, 09/15/2044	360	367
Noble Energy
5.250%, 11/15/2043	150	161
5.050%, 11/15/2044	186	196
4.950%, 08/15/2047	330	342
4.150%, 12/15/2021	2,080	2,176
3.900%, 11/15/2024	1,200	1,228
3.850%, 01/15/2028	680	676
Occidental Petroleum
4.625%, 06/15/2045	400	443
4.400%, 04/15/2046	200	215
4.100%, 02/15/2047	720	745
3.400%, 04/15/2026	100	103
3.125%, 02/15/2022	810	829
3.000%, 02/15/2027	510	506
2.700%, 02/15/2023	150	150
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,248
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,385
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,235
6.250%, 03/17/2024	1,930	2,052
Petrobras International Finance
5.375%, 01/27/2021	6,010	6,250
Petroleos del Peru
4.750%, 06/19/2032 (C)	3,340	3,415
Petroleos Mexicanos
6.625%, 06/15/2035	2,202	2,375
5.625%, 01/23/2046	2,940	2,749
4.875%, 01/18/2024	81	84
3.500%, 01/30/2023	785	770
2.460%, 12/15/2025	2,661	2,665
2.378%, 04/15/2025	1,305	1,303
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 09/21/2047 (C)	$975	$1,031
6.500%, 03/13/2027 (C)	1,100	1,213
Plains All American Pipeline
4.650%, 10/15/2025	2,300	2,346
4.500%, 12/15/2026	330	331
Sabine Pass Liquefaction
5.875%, 06/30/2026	725	813
5.625%, 03/01/2025	1,500	1,651
5.000%, 03/15/2027	1,385	1,475
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	2,397	2,389
2.200%, 11/20/2020 (C)	1,691	1,684
Schlumberger Holdings
4.000%, 12/21/2025 (C)	3,331	3,476
3.000%, 12/21/2020 (C)	4,860	4,925
Schlumberger Investment
3.650%, 12/01/2023	100	105
3.300%, 09/14/2021 (C)	317	325
Shell International Finance
6.375%, 12/15/2038	660	895
4.550%, 08/12/2043	490	539
4.375%, 03/25/2020	70	73
4.375%, 05/11/2045	990	1,065
4.300%, 09/22/2019	500	519
4.125%, 05/11/2035	3,265	3,494
4.000%, 05/10/2046	1,381	1,409
3.750%, 09/12/2046	100	98
3.400%, 08/12/2023	2,145	2,227
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,086
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,026
Statoil
5.250%, 04/15/2019	200	208
3.700%, 03/01/2024	1,085	1,140
Suncor Energy
3.600%, 12/01/2024	3,121	3,208
TC PipeLines
3.900%, 05/25/2027	1,090	1,091
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,596
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	2,075	2,065
Total Capital International
2.875%, 02/17/2022	3,515	3,570
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,653
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	1,390	1,780
Williams
8.750%, 03/15/2032	1,284	1,682
7.875%, 09/01/2021	1,324	1,542

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.750%, 06/15/2031	$339	$414
7.500%, 01/15/2031	9	11
Williams Partners
5.100%, 09/15/2045	100	106
3.900%, 01/15/2025	1,500	1,527
3.750%, 06/15/2027	1,535	1,523
3.600%, 03/15/2022	124	127
XTO Energy
5.500%, 06/15/2018	500	510

		190,848

Financials — 9.6%
Aegon
2.388%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%, 10/15/2165	2,180	1,894
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
American Express
2.500%, 08/01/2022	3,890	3,838
American Express Credit MTN
2.250%, 08/15/2019	3,165	3,169
1.800%, 07/31/2018	195	195
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,425	1,485
American International Group
6.250%, 05/01/2036	1,085	1,372
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2087	2,578	2,810
4.800%, 07/10/2045	283	309
4.375%, 01/15/2055	515	507
3.900%, 04/01/2026	1,805	1,863
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,385
Banco Santander
4.250%, 04/11/2027	990	1,019
3.800%, 02/23/2028	800	798
3.500%, 04/11/2022	1,240	1,264
3.125%, 02/23/2023	1,600	1,595
Bank of America
7.625%, 06/01/2019	3,000	3,229
6.875%, 11/15/2018	125	131
5.750%, 12/01/2017	235	235
Bank of America MTN
6.875%, 04/25/2018	1,845	1,881
5.650%, 05/01/2018	7,080	7,188
5.625%, 07/01/2020	180	194
5.000%, 01/21/2044	1,900	2,229
4.450%, 03/03/2026	4,802	5,098
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	1,476	1,573

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 08/26/2024	$3,720	$3,907
4.100%, 07/24/2023	305	323
4.000%, 04/01/2024	7,121	7,518
4.000%, 01/22/2025	1,825	1,883
3.875%, 08/01/2025	1,180	1,237
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	5,000	5,122
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	4,765	4,830
3.500%, 04/19/2026	1,210	1,230
3.300%, 01/11/2023	3,643	3,719
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,650	3,626
2.625%, 04/19/2021	2,525	2,531
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	168
2.503%, 10/21/2022	3,460	3,413
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	3,595	3,582
2.000%, 01/11/2018	70	70
Bank of Montreal MTN
2.550%, 11/06/2022	200	199
2.375%, 01/25/2019	50	50
Bank of New York Mellon
3.550%, 09/23/2021	144	150
3.400%, 05/15/2024	5,235	5,414
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	157
3.250%, 09/11/2024	270	275
3.250%, 05/16/2027	2,152	2,161
Bank of Nova Scotia
1.450%, 04/25/2018	300	300
Barclays Bank MTN
6.050%, 12/04/2017 (C)	850	850
BB&T MTN
2.850%, 10/26/2024	962	956
Bear Stearns
7.250%, 02/01/2018	6,570	6,627
4.650%, 07/02/2018	3,000	3,047
Berkshire Hathaway
3.750%, 08/15/2021	488	516
1.550%, 02/09/2018	85	85
BPCE
5.150%, 07/21/2024 (C)	1,550	1,680
BPCE MTN
1.625%, 01/26/2018	300	300
Branch Banking & Trust
3.800%, 10/30/2026	250	262
Brighthouse Financial
4.700%, 06/22/2047 (C)	720	704
3.700%, 06/22/2027 (C)	3,145	3,057

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	103

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One
2.650%, 08/08/2022	$2,934	$2,899
Capital One Financial
4.200%, 10/29/2025	479	490
3.300%, 10/30/2024	1,280	1,274
2.400%, 10/30/2020	1,280	1,274
Chubb INA Holdings
4.350%, 11/03/2045	1,090	1,204
3.350%, 05/03/2026	420	428
2.300%, 11/03/2020	310	310
Citibank
2.100%, 06/12/2020	4,720	4,693
Citigroup
8.125%, 07/15/2039	1,511	2,358
5.500%, 09/13/2025	1,370	1,542
5.300%, 05/06/2044	255	292
4.750%, 05/18/2046	150	161
4.650%, 07/30/2045	1,140	1,272
4.600%, 03/09/2026	2,785	2,957
4.500%, 01/14/2022	50	53
4.450%, 09/29/2027	4,200	4,414
4.400%, 06/10/2025	2,040	2,143
4.300%, 11/20/2026	590	614
4.125%, 07/25/2028	2,069	2,121
3.875%, 10/25/2023	151	157
3.700%, 01/12/2026	4,060	4,162
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,570	1,591
3.500%, 05/15/2023	930	946
3.200%, 10/21/2026	1,585	1,561
2.700%, 10/27/2022	3,231	3,203
2.500%, 09/26/2018	11,200	11,243
2.150%, 07/30/2018	164	164
2.050%, 12/07/2018	3,000	3,000
2.012%, VAR ICE LIBOR USD 3 Month+0.550%, 08/25/2036	1,739	1,478
1.800%, 02/05/2018	4,130	4,129
CME Group
3.000%, 09/15/2022	400	407
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	944
3.900%, 07/12/2047 (C)	1,170	1,173
Compass Bank
3.875%, 04/10/2025	910	910
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	1,893	2,130
5.250%, 08/04/2045	380	450
4.625%, 12/01/2023	2,060	2,216
4.375%, 08/04/2025	1,330	1,404
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	$2,270	$2,497
Credit Suisse Group
2.997%, VAR ICE LIBOR USD 3 Month+1.200%, 12/14/2023 (C)	2,350	2,323
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,511
4.550%, 04/17/2026	1,725	1,845
3.800%, 09/15/2022	1,495	1,545
3.800%, 06/09/2023	725	748
Credit Suisse NY MTN
5.400%, 01/14/2020	130	138
3.625%, 09/09/2024	1,360	1,405
Discover Bank
4.200%, 08/08/2023	1,000	1,053
2.000%, 02/21/2018	2,000	2,001
DNB Bank
2.125%, 10/02/2020 (C)	3,415	3,388
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,355
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	4,738
Fifth Third Bank
2.875%, 10/01/2021	200	202
General Electric
4.500%, 03/11/2044	1,310	1,419
2.100%, 12/11/2019	356	356
General Electric MTN
6.875%, 01/10/2039	1,546	2,191
6.150%, 08/07/2037	537	698
5.550%, 05/04/2020	269	289
5.500%, 01/08/2020	288	307
5.300%, 02/11/2021	230	248
4.650%, 10/17/2021	543	582
4.625%, 01/07/2021	184	195
4.375%, 09/16/2020	60	63
1.896%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,681
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	524
Goldman Sachs Group
6.750%, 10/01/2037	4,062	5,358
6.250%, 02/01/2041	1,290	1,715
6.150%, 04/01/2018	11,500	11,663
5.250%, 07/27/2021	9,460	10,292
5.150%, 05/22/2045	1,870	2,121
4.750%, 10/21/2045	780	874
4.250%, 10/21/2025	1,090	1,138

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	$637	$649
3.750%, 05/22/2025	500	512
3.750%, 02/25/2026	1,445	1,479
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	641	647
3.625%, 01/22/2023	508	523
3.500%, 11/16/2026	2,959	2,956
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	4,705	4,666
2.750%, 09/15/2020	1,630	1,639
2.625%, 01/31/2019	100	101
2.586%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	223
2.481%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	228
2.375%, 01/22/2018	2,500	2,502
Goldman Sachs Group MTN
7.500%, 02/15/2019	5,888	6,250
6.000%, 06/15/2020	2,795	3,031
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	2,790	2,722
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	3,000	2,955
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	209	227
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,209
HSBC Bank
4.750%, 01/19/2021 (C)	250	266
4.125%, 08/12/2020 (C)	261	273
1.500%, 05/15/2018 (C)	100	100
HSBC Finance
6.676%, 01/15/2021	442	493
HSBC Holdings
5.100%, 04/05/2021	170	183
4.375%, 11/23/2026	1,117	1,164
4.300%, 03/08/2026	5,405	5,738
4.250%, 03/14/2024	1,190	1,238
4.250%, 08/18/2025	1,520	1,578
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	863
4.000%, 03/30/2022	390	409
3.400%, 03/08/2021	360	369
3.033%, VAR ICE LIBOR USD 3 Month+0.923%, 11/22/2023	1,705	1,713
2.650%, 01/05/2022	3,925	3,908
ILFC E-Capital Trust II
4.610%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	1,200	1,155
ING Bank
5.800%, 09/25/2023 (C)	1,800	2,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Groep
3.950%, 03/29/2027	$770	$805
3.150%, 03/29/2022	900	910
International Lease Finance
8.625%, 01/15/2022	650	786
7.125%, 09/01/2018 (C)	4,025	4,171
Intesa Sanpaolo
3.875%, 07/14/2027 (C)	3,070	3,072
3.125%, 07/14/2022 (C)	3,200	3,183
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	3,370	3,445
JPMorgan Chase
6.400%, 05/15/2038	385	520
6.000%, 01/15/2018	5,000	5,023
4.950%, 06/01/2045	300	339
4.500%, 01/24/2022	700	748
4.350%, 08/15/2021	340	361
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,885	1,991
4.250%, 10/01/2027	2,590	2,729
4.125%, 12/15/2026	3,220	3,355
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	2,660	2,691
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	2,310	2,347
3.875%, 09/10/2024	440	458
3.625%, 05/13/2024	1,490	1,544
3.625%, 12/01/2027	1,560	1,565
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	3,825	3,858
3.250%, 09/23/2022	220	225
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	5,500	5,529
2.972%, 01/15/2023	2,890	2,906
2.950%, 10/01/2026	3,715	3,619
2.700%, 05/18/2023	2,625	2,606
2.250%, 01/23/2020	5,665	5,660
JPMorgan Chase MTN
2.295%, 08/15/2021	3,055	3,031
1.700%, 03/01/2018	1,025	1,025
KKR Group Finance II
5.500%, 02/01/2043 (C)	120	135
Lazard Group LLC
3.750%, 02/13/2025	1,835	1,871
Lloyds Bank
3.500%, 05/14/2025	100	103
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	214
Lloyds Banking Group
3.100%, 07/06/2021	2,610	2,642
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	3,190	3,166

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	105

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Macquarie Group
6.250%, 01/14/2021 (C)	$200	$220
Markel
4.300%, 11/01/2047	655	653
3.500%, 11/01/2027	1,105	1,094
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	497	815
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	259
MetLife
6.400%, 12/15/2036	1,400	1,603
4.368%, 09/15/2023	510	550
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	4,170	4,265
Morgan Stanley
3.625%, 01/20/2027	2,239	2,274
2.213%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,500	7,532
1.875%, 01/05/2018	172	172
Morgan Stanley MTN 7.300%, 05/13/2019	4,125	4,414
6.625%, 04/01/2018	4,710	4,781
5.950%, 12/28/2017	2,507	2,514
5.625%, 09/23/2019	1,145	1,211
5.500%, 07/24/2020	2,080	2,236
5.500%, 07/28/2021	200	220
4.350%, 09/08/2026	235	245
4.100%, 05/22/2023	110	115
4.000%, 07/23/2025	580	607
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	646	656
3.875%, 04/29/2024	1,250	1,306
3.750%, 02/25/2023	179	185
3.125%, 07/27/2026	525	515
2.765%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	165	170
2.750%, 05/19/2022	4,485	4,478
2.625%, 11/17/2021	7,793	7,776
2.500%, 04/21/2021	3,590	3,575
2.293%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	4,000	4,029
2.125%, 04/25/2018	350	350
Nationwide Building Society MTN
2.450%, 07/27/2021 (C)	950	943
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	162
Nationwide Mutual Insurance
3.610%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,407
Navient MTN
8.450%, 06/15/2018	530	546

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Global Funding
2.150%, 06/18/2019 (C)	$293	$293
1.550%, 11/02/2018 (C)	2,500	2,494
New York Life Global Funding MTN
2.100%, 01/02/2019 (C)	1,625	1,629
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,907
Nordea Bank
4.875%, 05/13/2021 (C)	1,730	1,847
Northern Trust
2.375%, 08/02/2022	300	300
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	3,231
3.850%, 09/30/2047 (C)	1,060	1,035
PNC Bank
6.875%, 04/01/2018	250	254
2.550%, 12/09/2021	1,375	1,377
2.450%, 11/05/2020	2,022	2,029
2.250%, 07/02/2019	1,600	1,603
PNC Bank MTN
2.400%, 10/18/2019	2,140	2,147
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,800	2,788
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,505
Raymond James Financial
4.950%, 07/15/2046	1,525	1,677
Royal Bank of Canada
1.875%, 02/05/2020	3,200	3,176
1.563%, VAR LIMEAN USD 3 Month+0.250%, 06/29/2085	860	719
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,821
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	250
2.875%, 08/05/2021	4,600	4,600
Societe Generale
1.743%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	761
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,899
Standard Chartered
5.700%, 03/26/2044 (C)	1,807	2,138
5.200%, 01/26/2024 (C)	410	440
3.950%, 01/11/2023 (C)	200	202
State Street
4.956%, 03/15/2018	2,390	2,411
3.300%, 12/16/2024	310	320
Synchrony Financial
3.950%, 12/01/2027	2,724	2,699

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	$148	$207
4.900%, 09/15/2044 (C)	1,195	1,353
4.270%, 05/15/2047 (C)	430	445
Travelers
4.600%, 08/01/2043	50	56
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	2,050	2,154
4.125%, 09/24/2025 (C)	1,010	1,059
3.491%, 05/23/2023 (C)	3,980	4,048
2.650%, 02/01/2022 (C)	3,260	3,230
US Bancorp MTN
3.600%, 09/11/2024	160	166
2.950%, 07/15/2022	497	504
US Bank
2.125%, 10/28/2019	1,320	1,320
Voya Financial
2.900%, 02/15/2018	121	121
Wachovia MTN
5.750%, 02/01/2018	5,000	5,033
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	4,442	4,473
WEA Finance
4.750%, 09/17/2044 (C)	750	778
3.750%, 09/17/2024 (C)	1,370	1,390
3.150%, 04/05/2022 (C)	1,790	1,798
2.700%, 09/17/2019 (C)	2,785	2,797
Wells Fargo
5.625%, 12/11/2017	830	831
5.606%, 01/15/2044	700	851
5.375%, 11/02/2043	220	258
4.480%, 01/16/2024	392	421
3.000%, 04/22/2026	2,075	2,024
3.000%, 10/23/2026	5,090	4,973
2.100%, 07/26/2021	5,215	5,131
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,452
4.750%, 12/07/2046	1,870	2,046
4.650%, 11/04/2044	560	601
4.600%, 04/01/2021	500	533
4.400%, 06/14/2046	220	228
4.300%, 07/22/2027	3,100	3,265
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	5,995	6,079
3.550%, 09/29/2025	550	564
3.500%, 03/08/2022	250	258
3.450%, 02/13/2023	685	699
3.000%, 01/22/2021	3,020	3,068
2.625%, 07/22/2022	10,130	10,054

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank MTN
1.650%, 01/22/2018	$3,635	$3,635
Wells Fargo Capital X
5.950%, 12/15/2036	520	594
XLIT
6.250%, 05/15/2027	610	721
5.250%, 12/15/2043	110	123

		582,259

Health Care — 2.6%
Abbott Laboratories
4.900%, 11/30/2046	1,305	1,453
4.750%, 11/30/2036	440	481
3.750%, 11/30/2026	6,145	6,254
3.400%, 11/30/2023	7,785	7,906
AbbVie
4.700%, 05/14/2045	34	37
4.500%, 05/14/2035	2,450	2,622
4.450%, 05/14/2046	1,435	1,510
3.600%, 05/14/2025	1,560	1,594
2.900%, 11/06/2022	350	350
2.500%, 05/14/2020	2,604	2,612
1.800%, 05/14/2018	1,500	1,500
Actavis
3.250%, 10/01/2022	112	113
Aetna 3.875%, 08/15/2047	360	340
2.800%, 06/15/2023	5,098	5,018
2.200%, 03/15/2019	945	944
1.700%, 06/07/2018	245	245
Allergan Funding SCS
4.750%, 03/15/2045	104	109
4.550%, 03/15/2035	140	144
3.800%, 03/15/2025	4,423	4,459
3.450%, 03/15/2022	1,445	1,470
2.350%, 03/12/2018	350	350
AmerisourceBergen
4.300%, 12/15/2047	1,327	1,321
Amgen
5.150%, 11/15/2041	2,020	2,309
4.663%, 06/15/2051	3,164	3,404
4.400%, 05/01/2045	1,740	1,838
3.875%, 11/15/2021	200	208
3.625%, 05/22/2024	220	228
2.125%, 05/01/2020	84	84
Anthem
4.650%, 01/15/2043	2,250	2,393
4.625%, 05/15/2042	219	234
3.700%, 08/15/2021	290	300
3.650%, 12/01/2027	1,102	1,112
3.350%, 12/01/2024	5,030	5,060
3.300%, 01/15/2023	133	135

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	107

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 05/15/2022	$740	$746
2.950%, 12/01/2022	2,025	2,027
2.500%, 11/21/2020	3,465	3,466
1.875%, 01/15/2018	2,000	2,000
Baxalta
3.600%, 06/23/2022	2,920	2,998
Becton Dickinson
4.685%, 12/15/2044	1,900	2,001
3.734%, 12/15/2024	430	438
3.700%, 06/06/2027	1,550	1,547
3.363%, 06/06/2024	1,170	1,169
2.894%, 06/06/2022	1,885	1,870
2.404%, 06/05/2020	2,250	2,237
Biogen
3.625%, 09/15/2022	815	844
Cardinal Health
3.079%, 06/15/2024	510	502
2.616%, 06/15/2022	390	383
Catholic Health Initiatives
4.350%, 11/01/2042	190	177
Celgene
5.000%, 08/15/2045	4,602	5,065
4.350%, 11/15/2047	1,809	1,828
3.875%, 08/15/2025	1,030	1,061
3.625%, 05/15/2024	166	170
3.550%, 08/15/2022	550	565
3.450%, 11/15/2027	2,560	2,546
2.750%, 02/15/2023	2,452	2,431
Cigna
3.250%, 04/15/2025	1,000	999
3.050%, 10/15/2027	2,510	2,423
Eli Lilly
3.950%, 05/15/2047	580	611
3.100%, 05/15/2027	1,550	1,561
2.350%, 05/15/2022	640	639
Forest Laboratories
5.000%, 12/15/2021 (C)	173	186
Gilead Sciences
4.750%, 03/01/2046	540	605
4.500%, 02/01/2045	95	102
4.150%, 03/01/2047	1,765	1,820
3.700%, 04/01/2024	2,660	2,785
3.650%, 03/01/2026	890	922
3.250%, 09/01/2022	1,309	1,345
1.850%, 09/20/2019	1,160	1,155
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,618
2.850%, 05/08/2022	410	416
Humana
7.200%, 06/15/2018	1,950	2,003
4.950%, 10/01/2044	200	222
4.800%, 03/15/2047	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 03/15/2027	$860	$883
3.850%, 10/01/2024	2,530	2,618
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,713
3.700%, 03/01/2046	970	1,002
3.500%, 01/15/2048	1,095	1,092
3.400%, 01/15/2038	870	872
2.900%, 01/15/2028	2,850	2,848
2.625%, 01/15/2025	710	707
Kaiser Foundation Hospitals
3.150%, 05/01/2027	5,190	5,193
Laboratory Corp of America Holdings
3.600%, 09/01/2027	1,136	1,136
3.250%, 09/01/2024	1,135	1,133
Medtronic
4.625%, 03/15/2045	860	981
4.375%, 03/15/2035	176	193
3.625%, 03/15/2024	1,140	1,192
Medtronic Global Holdings SCA
3.350%, 04/01/2027	370	377
Merck
2.750%, 02/10/2025	520	515
Novartis Capital
4.400%, 05/06/2044	1,165	1,308
Novartis Securities Investment
5.125%, 02/10/2019	94	97
Perrigo Finance Unlimited
4.375%, 03/15/2026	1,185	1,225
3.900%, 12/15/2024	759	773
Pfizer
4.000%, 12/15/2036	2,285	2,455
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,147
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,453
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	176
Thermo Fisher Scientific
3.200%, 08/15/2027	1,855	1,819
2.950%, 09/19/2026	960	932
UnitedHealth Group
6.625%, 11/15/2037	200	281
5.800%, 03/15/2036	560	716
3.875%, 10/15/2020	870	905
3.375%, 11/15/2021	400	413
2.875%, 12/15/2021	1,895	1,921
2.875%, 03/15/2023	150	151
1.900%, 07/16/2018	650	651
Wyeth LLC
6.450%, 02/01/2024	365	442
5.950%, 04/01/2037	320	424

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zimmer Biomet Holdings
2.700%, 04/01/2020	$70	$70

		156,489

Industrials — 1.6%
ABB Finance USA
4.375%, 05/08/2042	180	194
AerCap Ireland Capital
4.500%, 05/15/2021	940	987
AerCap Ireland Capital DAC
3.500%, 01/15/2025	2,115	2,094
Air
2 US 8.027%, 10/01/2019 (C)	181	186
Air Lease
3.625%, 04/01/2027	1,705	1,695
3.625%, 12/01/2027	1,540	1,531
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	51	54
Aviation Capital Group
6.750%, 04/06/2021 (C)	680	760
BAE Systems
4.750%, 10/11/2021 (C)	3,955	4,226
Boeing
7.250%, 06/15/2025	107	135
4.875%, 02/15/2020	2,440	2,585
0.950%, 05/15/2018	40	40
Burlington Northern Santa Fe
7.290%, 06/01/2036	200	284
4.900%, 04/01/2044	115	135
4.550%, 09/01/2044	1,115	1,248
4.150%, 04/01/2045	1,140	1,222
4.100%, 06/01/2021	449	473
3.050%, 09/01/2022	300	307
Canadian Pacific Railway
6.125%, 09/15/2115	34	44
Caterpillar
4.300%, 05/15/2044	50	56
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,932
2.100%, 01/10/2020	1,340	1,338
Cintas No. 2
3.700%, 04/01/2027	590	615
2.900%, 04/01/2022	610	617
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	17	17
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	226	234

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	$428	$452
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	982	1,081
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	48	51
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,103	2,307
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	872	994
Delta Air Lines, Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	85	87
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	55	56
Eaton
7.625%, 04/01/2024	325	386
4.150%, 11/02/2042	530	541
4.000%, 11/02/2032	99	103
2.750%, 11/02/2022	1,460	1,463
FedEx
4.550%, 04/01/2046	1,105	1,178
4.400%, 01/15/2047	408	423
GE Capital International Funding Unlimited
2.342%, 11/15/2020	1,670	1,664
General Electric
5.250%, 12/06/2017	91	91
4.125%, 10/09/2042	91	93
General Electric MTN
5.875%, 01/14/2038	619	782
Illinois Tool Works
2.650%, 11/15/2026	420	409
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	133
John Deere Capital
1.700%, 01/15/2020	340	337
John Deere Capital MTN
2.800%, 09/08/2027	1,604	1,571
2.650%, 06/24/2024	1,610	1,601
2.250%, 04/17/2019	150	150
2.150%, 09/08/2022	1,292	1,268
L3 Technologies
5.200%, 10/15/2019	2,595	2,730
4.950%, 02/15/2021	212	226
Lockheed Martin
3.550%, 01/15/2026	1,440	1,490
3.350%, 09/15/2021	1,885	1,943

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	109

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.100%, 01/15/2023	$110	$112
Mexico City Airport Trust
5.500%, 10/31/2046 (C)	2,800	2,796
5.500%, 07/31/2047 (C)	870	871
Northrop Grumman
4.030%, 10/15/2047	2,435	2,481
3.250%, 08/01/2023	5,040	5,149
3.250%, 01/15/2028	2,322	2,323
3.200%, 02/01/2027	2,265	2,274
2.930%, 01/15/2025	2,877	2,862
2.550%, 10/15/2022	3,342	3,314
2.080%, 10/15/2020	2,210	2,191
Penske Truck Leasing L.P.
3.400%, 11/15/2026 (C)	964	949
3.375%, 02/01/2022 (C)	1,212	1,236
2.700%, 03/14/2023 (C)	1,487	1,461
Raytheon
3.125%, 10/15/2020	720	738
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	2,940	2,976
2.350%, 10/15/2026 (C)	2,325	2,186
2.200%, 03/16/2020 (C)	2,615	2,618
Union Pacific
3.000%, 04/15/2027	2,105	2,106
United Parcel Service
3.125%, 01/15/2021	90	92
3.050%, 11/15/2027	530	528
2.500%, 04/01/2023	220	219
United Technologies
8.875%, 11/15/2019	400	449
5.400%, 05/01/2035	640	759
1.778%, 05/04/2018 (D)	4,500	4,496
US Airways, Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	8	8
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	36	41
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	3,891	4,154
Valmont Industries
5.250%, 10/01/2054	925	943
Wabtec
3.450%, 11/15/2026	1,505	1,466
Waste Management
3.900%, 03/01/2035	39	40
3.500%, 05/15/2024	650	671

		99,128

Information Technology — 1.7%
Alibaba Group Holding
4.400%, 12/06/2057	965	982

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 12/06/2047	$521	$529
4.000%, 12/06/2037	424	431
3.400%, 12/06/2027	1,992	1,981
2.800%, 06/06/2023	1,424	1,426
Analog Devices
3.500%, 12/05/2026	1,185	1,192
3.125%, 12/05/2023	1,565	1,574
2.500%, 12/05/2021	1,430	1,415
Apple 4.650%, 02/23/2046	2,460	2,809
4.375%, 05/13/2045	2,275	2,492
3.850%, 05/04/2043	2,545	2,589
3.750%, 11/13/2047	1,027	1,025
3.450%, 05/06/2024	350	364
3.450%, 02/09/2045	156	148
3.350%, 02/09/2027	1,870	1,911
3.200%, 05/11/2027	1,885	1,906
3.000%, 02/09/2024	2,505	2,542
3.000%, 11/13/2027	1,283	1,273
2.850%, 05/11/2024	2,830	2,839
2.750%, 01/13/2025	1,604	1,588
2.450%, 08/04/2026	2,560	2,445
2.300%, 05/11/2022	3,294	3,274
2.150%, 02/09/2022	90	89
2.000%, 11/13/2020	710	706
1.635%, VAR ICE LIBOR USD 3 Month+0.250%, 05/03/2018	273	273
Broadcom
3.875%, 01/15/2027 (C)	80	78
3.125%, 01/15/2025 (C)	360	343
Cisco Systems
1.400%, 09/20/2019	3,935	3,895
Dell International
4.420%, 06/15/2021 (C)	2,510	2,621
3.480%, 06/01/2019 (C)	2,280	2,309
Fidelity National Information Services
3.625%, 10/15/2020	905	931
2.250%, 08/15/2021	1,110	1,092
Harris
5.054%, 04/27/2045	480	550
4.854%, 04/27/2035	210	232
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,300	1,331
HP
4.650%, 12/09/2021	58	62
Intel
4.900%, 07/29/2045	110	132
3.700%, 07/29/2025	875	921
3.300%, 10/01/2021	75	77
3.100%, 07/29/2022	75	77
Lam Research
3.800%, 03/15/2025	150	156

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 03/15/2020	$95	$96
Mastercard
3.375%, 04/01/2024	720	748
Microsoft
4.100%, 02/06/2037	1,805	1,975
3.950%, 08/08/2056	340	351
3.750%, 02/12/2045	2,195	2,244
3.700%, 08/08/2046	620	632
3.500%, 02/12/2035	2,294	2,345
3.450%, 08/08/2036	50	50
3.300%, 02/06/2027	1,870	1,926
2.875%, 02/06/2024	3,680	3,721
2.700%, 02/12/2025	360	358
2.400%, 02/06/2022	2,530	2,532
2.400%, 08/08/2026	2,510	2,418
2.375%, 02/12/2022	50	50
2.375%, 05/01/2023	50	50
2.000%, 08/08/2023	1,715	1,655
Oracle
5.750%, 04/15/2018	200	203
4.000%, 11/15/2047	1,340	1,384
3.900%, 05/15/2035	3,995	4,152
3.800%, 11/15/2037	1,537	1,571
3.250%, 11/15/2027	4,299	4,350
2.950%, 11/15/2024	1,829	1,836
2.950%, 05/15/2025	695	697
2.625%, 02/15/2023	2,927	2,930
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,408
Visa
4.300%, 12/14/2045	810	898
3.650%, 09/15/2047	1,580	1,585
3.150%, 12/14/2025	820	836
2.800%, 12/14/2022	525	531
2.200%, 12/14/2020	480	480
VMware
3.900%, 08/21/2027	1,140	1,145
2.950%, 08/21/2022	1,845	1,829
2.300%, 08/21/2020	2,225	2,214

		103,810

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,179
Amcor Finance USA
3.625%, 04/28/2026 (C)	2,000	1,965
Anglo American Capital
4.000%, 09/11/2027 (C)	280	275
3.625%, 09/11/2024 (C)	1,810	1,797
Barrick Gold
5.250%, 04/01/2042	740	849

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick North America Finance
5.700%, 05/30/2041	$1,440	$1,724
4.400%, 05/30/2021	169	179
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	1,610	1,882
5.000%, 09/30/2043	705	836
2.875%, 02/24/2022	79	80
CF Industries
4.500%, 12/01/2026 (C)	1,067	1,113
3.400%, 12/01/2021 (C)	1,365	1,382
Dow Chemical
8.550%, 05/15/2019	113	123
4.125%, 11/15/2021	219	230
3.000%, 11/15/2022	5,005	5,037
Eastman Chemical
2.700%, 01/15/2020	2,295	2,314
Ecolab
4.350%, 12/08/2021	420	448
EI du Pont de Nemours
2.200%, 05/01/2020	1,065	1,063
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,673
Freeport-McMoRan
6.875%, 02/15/2023	49	53
6.500%, 11/15/2020	227	232
4.000%, 11/14/2021	1,280	1,287
Glencore Funding
4.125%, 05/30/2023 (C)	130	135
4.000%, 03/27/2027 (C)	1,730	1,716
International Paper
5.150%, 05/15/2046	1,520	1,736
5.000%, 09/15/2035	1,155	1,287
Nacional del Cobre de Chile
4.500%, 08/01/2047 (C)	520	543
3.625%, 08/01/2027 (C)	3,910	3,900
OCP
4.500%, 10/22/2025 (C)	1,860	1,849
Potash Corp of Saskatchewan
4.875%, 03/30/2020	10	10
Praxair
4.050%, 03/15/2021	73	77
Rio Tinto Finance USA
7.125%, 07/15/2028	20	26
Sherwin-Williams
4.500%, 06/01/2047	610	642
3.450%, 06/01/2027	665	672
2.750%, 06/01/2022	1,666	1,656
Southern Copper
5.250%, 11/08/2042	4,600	5,136
Stauffer Chemical
5.831%, 04/15/2018 (A)(E)(F)	860	798

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	111

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vale Overseas
6.875%, 11/21/2036	$3,323	$4,056
6.250%, 08/10/2026	2,095	2,430
Vulcan Materials
4.500%, 06/15/2047	775	782
WestRock RKT
4.000%, 03/01/2023	330	343
3.500%, 03/01/2020	570	580

		54,095

Real Estate — 1.0%
Alexandria Real Estate Equities
2.750%, 01/15/2020	3,000	3,015
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,319
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,559
Boston Properties
3.800%, 02/01/2024	2,000	2,074
3.200%, 01/15/2025	3,405	3,392
Brandywine Operating Partnership
3.950%, 02/15/2023	366	374
3.950%, 11/15/2027	1,219	1,207
DDR
4.625%, 07/15/2022	1,910	2,004
3.375%, 05/15/2023	1,730	1,698
ERP Operating
4.625%, 12/15/2021	200	215
First Industrial MTN
7.500%, 12/01/2017	1,765	1,765
HCP
3.875%, 08/15/2024	4,611	4,723
2.625%, 02/01/2020	100	101
Healthcare Realty Trust
5.750%, 01/15/2021	60	66
3.750%, 04/15/2023	75	76
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	2,051
Highwoods Properties
7.500%, 04/15/2018	1,339	1,366
Kilroy Realty
3.450%, 12/15/2024	1,104	1,099
Life Storage
3.875%, 12/15/2027	1,950	1,930
Mid-America Apartments
4.300%, 10/15/2023	625	658
4.000%, 11/15/2025	885	914
3.750%, 06/15/2024	1,725	1,768
3.600%, 06/01/2027	672	671
Piedmont Operating Partnership
4.450%, 03/15/2024	125	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Storage
3.094%, 09/15/2027	$1,478	$1,465
2.370%, 09/15/2022	5,228	5,205
Realty Income
4.650%, 03/15/2047	641	677
3.250%, 10/15/2022	150	153
2.000%, 01/31/2018	2,115	2,115
Regency Centers
3.600%, 02/01/2027	704	701
SL Green Realty
7.750%, 03/15/2020	2,000	2,209
Tanger Properties
3.875%, 12/01/2023	900	909
3.750%, 12/01/2024	865	866
Ventas Realty
4.125%, 01/15/2026	45	47
2.700%, 04/01/2020	2,950	2,961
2.000%, 02/15/2018	2,500	2,501
Washington Prime Group
5.950%, 08/15/2024	665	665
Welltower
4.950%, 01/15/2021	3,340	3,564
4.500%, 01/15/2024	183	195

		59,409

Telecommunication Services — 1.4%
America Movil
5.000%, 03/30/2020	540	571
AT&T
6.000%, 08/15/2040	2,220	2,500
5.800%, 02/15/2019	675	703
5.500%, 02/01/2018	130	131
5.450%, 03/01/2047	1,495	1,579
5.250%, 03/01/2037	5,160	5,390
5.150%, 02/14/2050	859	856
4.900%, 08/14/2037	1,830	1,824
4.800%, 06/15/2044	6,125	5,948
4.500%, 03/09/2048	2,958	2,709
4.450%, 05/15/2021	440	465
4.450%, 04/01/2024	886	935
4.350%, 06/15/2045	2,257	2,041
4.250%, 03/01/2027	390	399
3.950%, 01/15/2025	140	143
3.900%, 08/14/2027	3,297	3,277
3.875%, 08/15/2021	350	364
3.400%, 05/15/2025	10,939	10,747
3.000%, 02/15/2022	700	702
1.750%, 01/15/2018	600	600
Bharti Airtel
4.375%, 06/10/2025 (C)	1,070	1,082
British Telecommunications
5.950%, 01/15/2018	1,011	1,016

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nokia
4.375%, 06/12/2027	$400	$397
3.375%, 06/12/2022	2,985	2,981
Rogers Communications
4.100%, 10/01/2023	133	140
Sprint Capital
8.750%, 03/15/2032	390	451
Telefonica Emisiones SAU
5.877%, 07/15/2019	180	190
5.462%, 02/16/2021	69	75
5.213%, 03/08/2047	1,235	1,350
5.134%, 04/27/2020	1,160	1,231
Verizon Communications
5.500%, 03/16/2047	280	313
5.250%, 03/16/2037	2,410	2,622
5.150%, 09/15/2023	400	442
5.012%, 08/21/2054	692	698
4.862%, 08/21/2046	750	766
4.522%, 09/15/2048	1,470	1,430
4.500%, 08/10/2033	2,735	2,826
4.400%, 11/01/2034	7,305	7,345
4.272%, 01/15/2036	3,830	3,768
4.150%, 03/15/2024	880	923
4.125%, 03/16/2027	2,590	2,699
4.125%, 08/15/2046	2,545	2,312
3.850%, 11/01/2042	1,660	1,469
3.500%, 11/01/2024	750	760
3.376%, 02/15/2025 (C)	517	516
2.946%, 03/15/2022	977	982
2.625%, 08/15/2026	940	879
Vodafone Group
2.950%, 02/19/2023	1,850	1,853

		83,400

Utilities — 2.4%
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	133	133
Alabama Power
3.700%, 12/01/2047	4,166	4,145
Alabama Power Capital Trust V
4.435%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	98
American Electric Power
1.650%, 12/15/2017	1,920	1,920
Appalachian Power
4.450%, 06/01/2045	1,600	1,748
3.300%, 06/01/2027	1,085	1,089
Avangrid
3.150%, 12/01/2024	1,271	1,269
Baltimore Gas & Electric
3.750%, 08/15/2047	653	656

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
6.500%, 09/15/2037	$3,200	$4,375
3.750%, 11/15/2023	488	510
Boston Gas
4.487%, 02/15/2042 (C)	140	154
CenterPoint Energy Resources
4.500%, 01/15/2021	246	258
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	1,170	1,247
4.750%, 02/23/2027 (C)	1,410	1,479
Commonwealth Edison
3.750%, 08/15/2047	456	463
2.950%, 08/15/2027	1,475	1,454
Consolidated Edison of New York
6.650%, 04/01/2019	650	687
5.850%, 04/01/2018	236	239
4.450%, 03/15/2044	2,475	2,745
Dominion Energy
2.031%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	2,000	2,007
1.600%, 08/15/2019	1,305	1,291
Dominion Resources
2.500%, 12/01/2019	1,985	1,989
2.000%, 08/15/2021	1,000	980
DTE Energy
1.500%, 10/01/2019	1,805	1,776
Duke Energy
3.550%, 09/15/2021	722	746
3.150%, 08/15/2027	3,052	3,015
2.400%, 08/15/2022	1,380	1,360
2.100%, 06/15/2018	425	425
1.800%, 09/01/2021	1,485	1,447
Duke Energy Carolinas
5.250%, 01/15/2018	326	327
4.250%, 12/15/2041	1,000	1,078
4.000%, 09/30/2042	1,512	1,588
3.875%, 03/15/2046	392	403
2.500%, 03/15/2023	1,125	1,120
Duke Energy Florida
3.850%, 11/15/2042	1,360	1,385
3.400%, 10/01/2046	665	633
3.200%, 01/15/2027	1,600	1,617
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,773
3.616%, 08/01/2027 (C)	1,870	1,858
Electricite de France
6.000%, 01/22/2114 (C)	1,576	1,752
Enel Finance International
2.750%, 04/06/2023 (C)	2,679	2,635
Entergy Louisiana
6.500%, 09/01/2018	500	517

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	113

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Entergy Texas
3.450%, 12/01/2027	$3,625	$3,605
Eversource Energy
2.900%, 10/01/2024	3,730	3,697
Exelon
5.625%, 06/15/2035	1,720	2,074
3.950%, 06/15/2025	1,840	1,921
FirstEnergy
4.250%, 03/15/2023	2,040	2,139
3.900%, 07/15/2027	1,250	1,275
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,539
Florida Power & Light
3.250%, 06/01/2024	360	370
Georgia Power
5.950%, 02/01/2039	50	63
4.300%, 03/15/2042	335	347
Indiana Michigan Power
4.550%, 03/15/2046	710	788
IPALCO Enterprises
3.700%, 09/01/2024 (C)	1,641	1,634
ITC Holdings
3.350%, 11/15/2027 (C)	2,723	2,719
Jersey Central Power & Light
7.350%, 02/01/2019	100	106
Kansas City Power & Light
5.300%, 10/01/2041	250	290
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,363
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,139
Majapahit Holding BV
7.750%, 01/20/2020	660	726
Metropolitan Edison
4.000%, 04/15/2025 (C)	1,000	1,027
3.500%, 03/15/2023 (C)	5,050	5,161
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,770
2.400%, 03/15/2019	115	116
NiSource Finance
6.800%, 01/15/2019	544	571
5.800%, 02/01/2042	471	572
3.950%, 03/30/2048	406	407
Northern States Power
3.600%, 09/15/2047	1,611	1,616
Oklahoma Gas & Electric
4.150%, 04/01/2047	730	782
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,284
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,652
6.050%, 03/01/2034	710	881

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.800%, 03/01/2037	$560	$690
5.400%, 01/15/2040	156	185
4.450%, 04/15/2042	660	702
4.000%, 12/01/2046	449	450
3.300%, 12/01/2027 (C)	2,883	2,867
3.250%, 09/15/2021	35	36
PacifiCorp
5.650%, 07/15/2018	500	512
PECO Energy
4.150%, 10/01/2044	1,985	2,132
3.150%, 10/15/2025	1,730	1,741
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027 (C)	1,990	1,982
PPL Electric Utilities
4.150%, 10/01/2045	1,161	1,267
Progress Energy
6.000%, 12/01/2039	200	255
Public Service of New Hampshire
3.500%, 11/01/2023	960	997
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,081
Sierra Pacific Power
2.600%, 05/01/2026	1,490	1,440
Southern
4.400%, 07/01/2046	925	969
2.150%, 09/01/2019	1,920	1,917
1.550%, 07/01/2018	2,000	1,996
Southern California Edison
3.500%, 10/01/2023	1,015	1,055
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,538
2.450%, 10/01/2023	1,015	983
Southwestern Electric Power
6.450%, 01/15/2019	672	702
3.900%, 04/01/2045	465	466
2.750%, 10/01/2026	1,000	961
Southwestern Public Service
3.700%, 08/15/2047	995	1,001
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,670
2.950%, 01/15/2022	1,720	1,744
2.950%, 11/15/2026	657	649
2.750%, 03/15/2023	1,200	1,198
WEC Energy Group
1.650%, 06/15/2018	500	500

		144,711

Total Corporate Obligations (Cost $1,692,988) ($ Thousands)		1,736,953

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 8.8%

Automotive — 0.9%
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	$749	$749
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	3,557	3,563
Bank of The West Auto Trust, Ser 2017-1, Cl A4
2.330%, 09/15/2023 (C)	1,095	1,093
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	1,608	1,611
California Republic Auto Receivables Trust, Ser 2017-1, Cl A3
1.900%, 03/15/2021	1,587	1,582
California Republic Auto Receivables Trust, Ser 2017-1, Cl A4
2.280%, 06/15/2022	727	726
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	232	231
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	874	875
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	955	955
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/22/2019	2	2
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/2019	207	207
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	866	860
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A3
2.020%, 08/20/2021 (C)	759	758
Enterprise Fleet Financing, Ser 2017-2, Cl A3
2.200%, 01/20/2023 (C)	2,011	1,999
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (C)	1,060	1,060
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	3,210	3,219
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,464
Ford Credit Floorplan Master Owner Trust A, Ser 2015-1, Cl A1
1.420%, 01/15/2020	119	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
1.750%, VAR LIBOR USD 1 Month+0.500%, 02/15/2021	$180	$181
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	3,410	3,417
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	3,344	3,316
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	1,778	1,772
Hertz Vehicle Financing II, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	2,072	2,061
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	719	716
Hertz Vehicle Financing II, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	2,428	2,388
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	5,980	5,989
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	153	153
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	6,225	6,218
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	338	338
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A3
1.870%, 06/15/2021	1,643	1,637
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A3
1.710%, 04/15/2021 (C)	801	799
TCF Auto Receivables Owner Trust, Ser 2016-1A, Cl A4
2.030%, 02/15/2022 (C)	596	593
TCF Auto Receivables Owner Trust, Ser 2016-PT1A, Cl A
1.930%, 06/15/2022 (C)	358	358
Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A4
2.120%, 02/15/2023	2,409	2,402
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	737	736

		56,147

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	2,515	2,505

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	115

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust, Ser 2017-7, Cl A
2.350%, 05/15/2025	$2,744	$2,739
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	198	198
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	477	474
Chase Issuance Trust, Ser 2016-A6, Cl A6
1.100%, 01/15/2020	245	245
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
1.610%, VAR LIBOR USD 1 Month+0.360%, 04/15/2025	1,388	1,394
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	1,010	1,014
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	649	646
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	4,082	4,042
Synchrony Credit Card Master Note Trust, Ser 2017-2, Cl A
2.620%, 10/15/2025	2,873	2,879
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	155	156
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	4,472	4,395
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	1,587	1,574
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	2,433	2,423
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	3,657	3,652

		28,336

Mortgage Related Securities — 0.5%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	36	36
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
2.369%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	1,148	1,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
1.589%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	$3,061	$3,060
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.794%, 01/25/2034	232	238
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
2.225%, VAR ICE LIBOR USD 1 Month+0.975%, 12/15/2033	1,469	1,467
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	86	87
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (B)	11	12
Centex Home Equity, Ser 2005-A, Cl M1
2.049%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,830
Centex Home Equity, Ser 2006-A, Cl AV4
1.579%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	48	48
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	27	27
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
2.070%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	242	238
GSAA Trust, Ser 2005-6, Cl A3
1.699%, VAR ICE LIBOR USD 1 Month+0.370%, 06/25/2035	920	927
GSAMP Trust, Ser 2006-HE2, Cl A3
1.589%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	8,000	7,964
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
1.489%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	897	485
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
2.259%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	5,189	5,237
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.785%, 06/25/2033	39	40
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	131	130

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
2.329%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	$6,156	$6,180

		31,146

Other Asset-Backed Securities — 6.9%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 12/27/2022 (C)	24	24
Allegro CLO V, Ser 2017-1A, Cl A
2.606%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,106
Ally Master Owner Trust, Ser 2017-1, Cl A
1.650%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021	1,084	1,086
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R11, Cl A1
1.559%, VAR ICE LIBOR USD 1 Month+0.230%, 01/25/2036	3,802	3,799
Apex Credit CLO LLC, Ser 2016-1A, Cl A2A
2.125%, VAR ICE LIBOR USD 3 Month+0.750%, 07/27/2028 (C)	1,500	1,500
Apidos CLO XXII, Ser 2015-22A, Cl A1
2.863%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	3,000	3,012
Apidos CLO, Ser 2014-18A, Cl A1R
2.483%, VAR ICE LIBOR USD 3 Month+1.120%, 07/22/2026 (C)	1,500	1,508
Ares XXXII CLO, Ser 2017-32A, Cl A2R
3.066%, VAR ICE LIBOR USD 3 Month+1.650%, 11/15/2025 (C)	2,000	2,001
Babson CLO, Ser 2017-IIA, Cl AR
2.503%, VAR ICE LIBOR USD 3 Month+1.150%, 10/17/2026 (C)	1,080	1,089
Ballyrock CLO, Ser 2017-1A, Cl A1R
2.513%, VAR ICE LIBOR USD 3 Month+1.150%, 10/20/2026 (C)	1,620	1,622
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
2.129%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2043	30	30
BlueMountain CLO, Ser 2017-3A, Cl A1R
2.499%, VAR ICE LIBOR USD 3 Month+1.140%, 10/15/2026 (C)	1,000	1,001
Brazos Education Loan Authority, Ser 2012-1, Cl A1
2.029%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	2,442	2,442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.662%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	$4,835	$4,943
Brazos Higher Education Authority, Ser 2011-1, Cl A2
2.262%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	1,171	1,177
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.367%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,542
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
1.668%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	597	576
Carlyle Global Market Strategies, Ser 2013-4A, Cl C
4.159%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2025 (C)	300	301
Carlyle Global Market Strategies, Ser 2017-2A, Cl A1B
2.552%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	2,500	2,503
Catskill Park CLO, Ser 2017-1A, Cl A2
3.063%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,508
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (C)	875	860
Cent CLO, Ser 2013-17A, Cl A1
2.678%, VAR ICE LIBOR USD 3 Month+1.300%, 01/30/2025 (C)	294	295
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.113%, 11/25/2034	294	304
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.113%, 11/25/2034	291	298
CIT Education Loan Trust, Ser 2007-1, Cl A
1.418%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	2,263	2,133
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.547%, 09/25/2036	543	547
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.547%, 09/25/2036	6,465	6,550
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.532%, 03/25/2037	990	1,043

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	117

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
College Ave Student Loans LLC, Ser 2017-A, Cl A1
2.978%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	$1,550	$1,588
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,990	2,961
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	30	31
COOF Securitization Trust, Ser 1, Cl A, IO
2.869%, 06/25/2040 (B)(C)	639	58
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.869%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	4,078	3,952
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.813%, 10/25/2046 (B)	96	90
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
1.659%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	124	115
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
2.229%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	416	415
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.014%, 04/25/2047	2,846	2,769
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.550%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	145	136
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	47	47
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.431%, 12/25/2036	493	411
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF4
3.431%, 12/25/2036	605	506
Crestline Denali CLO, Ser 2017-1A, Cl A1LR
2.421%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,499
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(C)	9,685	9,665
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
1.370%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	4,388	4,127
Dryden Senior Loan Fund, Ser 2015-37A, Cl A
2.859%, VAR ICE LIBOR USD 3 Month+1.500%, 04/15/2027 (C)	3,860	3,890

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.559%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (C)	$1,700	$1,706
Educational Funding of the South, Ser 2011- 1, Cl A2
2.017%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,870	1,873
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.328%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	4,600	4,601
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	67	68
First Franklin Mortgage Loan Trust, Ser 2002-FF3, Cl A1
2.189%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032	3,126	3,047
Flatiron CLO, Ser 2017-1A, Cl A1R
2.533%, VAR ICE LIBOR USD 3 Month+1.180%, 07/17/2026 (C)	1,510	1,521
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,860	1,829
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
4.736%, VAR Add Auction to Reference Rate+0.000%, 02/20/2032	548	518
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
4.746%, VAR Add Auction to Reference Rate+0.000%, 03/13/2032	905	858
GT Loan Financing I, Ser 2013-1A, Cl A
2.648%, VAR ICE LIBOR USD 3 Month+1.270%, 10/28/2024 (C)	1,250	1,251
Higher Education Funding I, Ser 2014-1, Cl A
2.512%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,405	3,395
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
1.509%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	668	664
Jamestown CLO IV, Ser 2017-4A, Cl A2R
2.709%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	2,000	2,000
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,817	1,894
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,399	2,415
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.759%, 08/25/2038 (B)(C)	3,138	75
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.932%, 04/25/2040 (B)(C)	522	43

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	$55	$56
Long Beach Mortgage Loan Trust, Ser 2005- 1, Cl M2
2.124%, VAR ICE LIBOR USD 1 Month+0.795%, 02/25/2035	1,683	1,687
Magnetite IX, Ser 2017-9A, Cl A1R
2.367%, VAR ICE LIBOR USD 3 Month+1.000%, 07/25/2026 (C)	1,000	1,000
Magnetite XVIII, Ser 2016-18A, Cl A
2.816%, VAR ICE LIBOR USD 3 Month+1.400%, 11/15/2028 (C)	1,750	1,763
Magnetite XVIII, Ser 2016-18A, Cl C
3.766%, VAR ICE LIBOR USD 3 Month+2.350%, 11/15/2028 (C)	1,750	1,757
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,222	2,302
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	312	337
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,901	4,376
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
2.850%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	2,135	2,178
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.950%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	999	1,002
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
2.450%, VAR ICE LIBOR USD 1 Month+1.200%, 12/15/2028 (C)	719	729
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,044
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	4,329	4,459
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.400%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	1,294	1,350
Navient Private Education Loan Trust, Ser 2017-A, Cl A1
1.640%, VAR ICE LIBOR USD 1 Month+0.400%, 12/16/2058 (C)	3,832	3,832
Navient Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 12/16/2058 (C)	2,109	2,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.140%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	$2,143	$2,143
Navient Student Loan Trust, Ser 2014-1, Cl A3
1.838%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	7,096	7,073
Navient Student Loan Trust, Ser 2014-2, Cl A
1.968%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	5,292	5,250
Navient Student Loan Trust, Ser 2014-3, Cl A
1.949%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	5,360	5,322
Navient Student Loan Trust, Ser 2014-4, Cl A
1.948%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,779	3,744
Navient Student Loan Trust, Ser 2014-8, Cl A3
1.928%, VAR ICE LIBOR USD 1 Month+0.600%, 05/27/2049	300	301
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.028%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	6,299	6,318
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.578%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (C)	996	1,017
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.478%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (C)	2,109	2,159
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.478%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	7,374	7,553
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.378%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (C)	4,864	4,918
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.378%, 07/26/2066	10,249	10,401
Navient Student Loan Trust, Ser 2017-4A, Cl A3
2.328%, VAR ICE LIBOR USD 1 Month+1.000%, 09/27/2066 (C)	5,731	5,787
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	7,307	7,319
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.547%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,614	1,594
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.527%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,382	1,367

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	119

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.477%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	$6,339	$6,218
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.423%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	1,644	1,627
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.443%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	9,459	9,351
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.503%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	1,078	1,042
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.487%, VAR ICE LIBOR USD 3 Month+0.120%, 04/25/2031	4,475	4,481
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	728	735
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,687
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.928%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	4,837	4,792
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.128%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	2,271	2,302
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.098%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	3,584	3,598
Nissan Master Owner Trust Receivables, Ser 2017-C, Cl A
1.501%, VAR LIBOR USD 1 Month+0.320%, 10/17/2022	3,790	3,793
Northstars Education Finance Authority, Ser 2007-1, Cl A2
2.128%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	50	49
OneMain Financial Issuance Trust, Ser 2014- 2A, Cl A
2.470%, 09/18/2024 (C)	7	7
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCW2, Cl M1
2.079%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	3,678	3,689
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (C)	2,742	2,747
Regatta VII Funding, Ser 2016-1A, Cl B2
3.125%, VAR ICE LIBOR USD 3 Month+1.800%, 12/20/2028 (C)	2,000	2,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2015- 10A, Cl 1
2.517%, 03/10/2025	$621	$623
SBA Small Business Investment, Ser 2017- 10B, Cl 1
2.518%, 09/10/2027	890	883
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A4
1.650%, VAR ICE LIBOR USD 3 Month+0.330%, 06/15/2039	3,490	3,309
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.610%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	135	129
SLM Private Education Loan Trust, Ser 2012- D, Cl A2
2.950%, 02/15/2046 (C)	442	443
SLM Private Education Loan Trust, Ser 2013- B, Cl A2B
2.350%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	337	338
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	1,505	1,469
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.070%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,472	1,459
SLM Student Loan Trust, Ser 2003-4, Cl A5D
2.070%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	1,392	1,384
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.117%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2029 (C)	3,431	3,429
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	191	192
SLM Student Loan Trust, Ser 2005-8, Cl A5
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2040	1,698	1,638
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	4,250	4,109
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.467%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	3,028	3,007
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.527%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,093
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.427%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,920	2,835

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.747%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	$3,062	$3,063
SLM Student Loan Trust, Ser 2008-2, Cl B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,103
SLM Student Loan Trust, Ser 2008-3, Cl B
2.567%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,103
SLM Student Loan Trust, Ser 2008-4, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,150
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	2,209	2,271
SLM Student Loan Trust, Ser 2008-5, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,150
SLM Student Loan Trust, Ser 2008-6, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,155
SLM Student Loan Trust, Ser 2008-7, Cl B
3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,142
SLM Student Loan Trust, Ser 2008-8, Cl B
3.617%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,219
SLM Student Loan Trust, Ser 2008-9, Cl B
3.617%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,182
SLM Student Loan Trust, Ser 2010-1, Cl A
1.728%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	202	200
SLM Student Loan Trust, Ser 2011-2, Cl A2
2.528%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	510
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.279%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	5,675	5,728
SLM Student Loan Trust, Ser 2012-2, Cl A
2.028%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	2,039	2,049
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.078%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	985	979
SLM Student Loan Trust, Ser 2012-6, Cl B
2.328%, VAR ICE LIBOR USD 1 Month+1.000%, 04/27/2043	1,641	1,501
SLM Student Loan Trust, Ser 2013-1, Cl B
3.128%, VAR ICE LIBOR USD 1 Month+1.800%, 11/25/2070	487	488
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	580	584

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
1.917%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	$4,350	$4,318
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	878	878
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
2.250%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	2,190	2,222
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	973	980
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.450%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (C)	3,477	3,530
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	1,553	1,559
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
2.650%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	1,239	1,267
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	3,903	3,891
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.750%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	5,602	5,759
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	2,586	2,546
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
2.700%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	5,061	5,228
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	3,850	3,744
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.350%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	3,631	3,693
SMB Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 09/15/2034 (C)	1,914	1,922
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
2.150%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	258	261

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	121

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/2035 (C)	$2,620	$2,615
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
2.101%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,642	2,652
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	2,189	2,194
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	464	468
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.178%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	1,266	1,278
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.028%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	1,098	1,104
SoFi Professional Loan Program, Ser 2017-A, Cl A2B
2.400%, 03/26/2040 (C)	1,172	1,156
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	1,313	1,312
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	1,947	1,938
SoFi Professional Loan Program, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	464	462
SoFi Professional Loan Program, Ser 2017-E, Cl A1
1.828%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	1,049	1,051
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	3,287	3,270
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.879%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,364	3,278
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.929%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	680	680
Structured TCW 1091 Collateral
3.490%, 02/25/2033	3,000	3,093

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Symphony CLO XVII, Ser 2016-17A, Cl A1
2.859%, VAR ICE LIBOR USD 3 Month+1.500%, 04/15/2028 (C)	$1,250	$1,263
TCI-Flatiron CLO, Ser 2016-1A, Cl A
2.903%, VAR ICE LIBOR USD 3 Month+1.550%, 07/17/2028 (C)	500	505
Venture XXIV CLO, Ser 2016-24A, Cl A1D
2.783%, VAR ICE LIBOR USD 3 Month+1.420%, 10/20/2028 (C)	1,000	1,014
Venture XXVIII CLO, Ser 2017-28A, Cl A2
2.716%, VAR ICE LIBOR USD 3 Month+1.110%, 07/20/2030 (C)	1,800	1,802
Venture XXX CLO, Ser 2017-30A, Cl B
2.950%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)	2,000	2,006
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	3,095	3,076
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	1,300	1,293
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	2,780	2,777
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	3,140	3,126
Verizon Owner Trust, Ser 2017-3A, Cl A1B
1.510%, VAR ICE LIBOR USD 1 Month+0.270%, 04/20/2022 (C)	2,552	2,555
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
1.764%, VAR LIBOR USD 1 Month+0.500%, 11/15/2022 (C)	1,572	1,576
Voya CLO, Ser 2016-1A, Cl A1R
2.684%, VAR ICE LIBOR USD 3 Month+1.330%, 04/18/2026 (C)	1,950	1,951
Voya CLO, Ser 2017-2A, Cl A1R
2.603%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)	2,250	2,258
Voya CLO, Ser 2017-2A, Cl A2A
3.015%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)	1,750	1,763
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)	3,000	2,999
Zais CLO 5, Ser 2016-2A, Cl A1
2.889%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)	1,000	1,003

		416,406

Total Asset-Backed Securities (Cost $523,426) ($ Thousands)		532,035

SOVEREIGN DEBT — 2.5%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (C)	1,350	1,342
3.125%, 10/11/2027 (C)	1,365	1,341

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.500%, 10/11/2022 (C)		$7,335	$7,244
Chile Government International Bond
3.860%, 06/21/2047		1,500	1,530
China Government Bond
3.310%, 11/30/2025	CNY	5,000	713
Export-Import Bank of India
3.375%, 08/05/2026 (C)		$1,410	1,386
Export-Import Bank of Korea
3.000%, 11/01/2022		2,559	2,555
2.500%, 11/01/2020		1,206	1,197
Indonesia Government International Bond MTN
5.875%, 03/13/2020		190	205
5.250%, 01/08/2047 (C)		1,210	1,349
4.750%, 07/18/2047 (C)		400	421
3.850%, 07/18/2027 (C)		2,310	2,366
3.750%, 04/25/2022		500	515
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,325
3.806%, 11/01/2024 (A)		1,000	836
3.238%, 02/15/2025 (A)		1,000	829
3.163%, 08/15/2025 (A)		1,000	815
Israel Government International Bond
4.500%, 01/30/2043		480	521
Japan Bank for International Cooperation
2.250%, 02/24/2020		2,944	2,941
1.875%, 04/20/2021		894	877
1.750%, 05/28/2020		1,994	1,967
Japan Treasury Discount Bills
-0.158%, 01/10/2018 (A)(G)	JPY	3,950,000	35,304
-0.241%, 02/26/2018 (A)(G)		2,985,000	26,688
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		$1,810	1,843
Mexico Government International Bond MTN
6.050%, 01/11/2040		4,798	5,705
5.750%, 10/12/2110		1,015	1,086
4.750%, 03/08/2044		2,910	2,957
4.600%, 02/10/2048		880	883
3.600%, 01/30/2025		3,190	3,257
Panama Government International Bond
4.500%, 05/15/2047		2,630	2,827
Paraguay Government International Bond
6.100%, 08/11/2044 (C)		1,060	1,219
Province of Ontario Canada
1.625%, 01/18/2019		2,250	2,243
Republic of Colombia
5.625%, 02/26/2044		2,570	2,918
5.000%, 06/15/2045		1,840	1,923
Republic of Indonesia MTN
5.875%, 01/15/2024 (C)		1,264	1,435
5.125%, 01/15/2045 (C)		2,040	2,241
4.875%, 05/05/2021		500	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.750%, 04/25/2022 (C)	$360	$371
Republic of Kazakhstan
4.875%, 10/14/2044 (C)	2,680	2,837
Republic of Peru
6.550%, 03/14/2037	300	404
5.625%, 11/18/2050	2,460	3,149
Republic of Poland
5.000%, 03/23/2022	380	418
4.000%, 01/22/2024	7,630	8,157
Saudi Government International Bond MTN
4.625%, 10/04/2047 (C)	750	766
4.500%, 10/26/2046 (C)	435	434
3.625%, 03/04/2028 (C)	1,221	1,212
2.875%, 03/04/2023 (C)	6,485	6,395
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	2,893

Total Sovereign Debt (Cost $150,038) ($ Thousands)		152,375

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB DN
1.254%, 02/09/2018 (A)	7,300	7,281
1.243%, 01/24/2018 (A)	5,940	5,929
1.242%, 01/17/2018 (A)	3,920	3,914
1.203%, 01/22/2018 (A)	5,180	5,171
1.154%, 02/28/2018 (A)	5,700	5,682
1.133%, 01/26/2018 (A)	5,440	5,429
FHLMC
1.084%, 02/07/2018 (A)	25,000	24,939
0.750%, 01/12/2018	250	250
FICO STRIPS, PO
0.000%, 04/06/2018 (A)	1,565	1,557
0.000%, 05/11/2018 (A)	3,620	3,590
0.000%, 11/02/2018 (A)	3,410	3,355
FNMA
2.403%, 10/09/2019 (A)	4,255	4,097
0.875%, 05/21/2018	250	249
Tennessee Valley Authority Principal STRIPS, PO
3.765%, 11/01/2025 (A)	1,000	808

Total U.S. Government Agency Obligations (Cost $70,523) ($ Thousands)		72,251

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	123

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	$1,215	$1,920
6.650%, 03/01/2022	70	81
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	2,539
Metropolitan Water District of Southern California, RB Callable 07/01/2019 @ 100
6.538%, 07/01/2039	125	133
State of California, GO Callable 03/01/2020 @ 100
7.950%, 03/01/2036	2,750	3,087
University of California, Ser AJ, RB
4.601%, 05/15/2031	3,000	3,372

		11,132

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	2,000	2,347

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,570	2,413

New York — 0.3%
New York City, Build America Project, GO
6.271%, 12/01/2037	55	74
5.047%, 10/01/2024	4,000	4,455
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,258
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,000	1,309
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A-5, RB Callable 08/01/2027 @ 100
3.280%, 08/01/2029	2,295	2,301
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,500	2,945
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,270	2,571

		15,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	$689	$757

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, Cl A9, RB
1.338%, 12/26/2024 (H)	1,056	1,052
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,564	2,339

		3,391

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	164	173

Total Municipal Bonds (Cost $32,628) ($ Thousands)		36,126

LOAN PARTICIPATION — 0.0%
Carlyle
3.810%, VAR ICE LIBOR USD 3 Month+2.000%, 07/15/2019	50	50

Total Loan Participation (Cost $50) ($ Thousands)		50

	Shares

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	129,163,795	129,164

Total Cash Equivalent (Cost $129,164) ($ Thousands)		129,164

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT(I) — 2.5%
Deutsche Bank
1.030%, dated 11/30/2017, to be repurchased on 12/01/2017, repurchase price $150,004,292 (collateralized by U.S. Treasury obligation, 0.125%, 04/15/2018, par value $143,754,000; total market value $153,004,378)	$150,000	$150,000

Total Repurchase Agreement (Cost $150,000) ($ Thousands)		150,000

Total Investments in Securities— 108.7% (Cost $6,548,332) ($ Thousands)		$6,598,213

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(J) (Cost $520) ($ Thousands)	1,803	$342

WRITTEN OPTIONS* — 0.0%

Total Written Options(J) (Premiums Received $323) ($ Thousands)	(2,070)	$(202)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	125

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at November 30, 2017, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
February 2018, 1Y Eurodollar Mid-Curve*	231	$56,520	$97.88	02/17/18	$49
February 2018, Euro-Bund*	31	5,033	162.00	01/20/18	29
January 2018, 1Y Eurodollar Mid-Curve*	228	55,786	97.88	01/20/18	36
January 2018, U.S. 10-Year Future*	73	9,055	123.75	12/16/17	25
January 2018, U.S. 10-Year Future*	189	23,445	124.00	12/16/17	80
March 2018, IMM Eurodollar Future*	136	33,407	98.25	03/17/18	16

		183,246			235

Call Options
December 2018, U.S. 10-Year Future*	14	$1,737	125.00	12/16/17	$1
December 2018, U.S. 10-Year Future*	50	6,202	125.00	12/16/17	2
December 2018, U.S. Long Bond*	91	13,806	154.00	12/16/17	11
January 2018, IMM Eurodollar Future*	161	39,548	98.50	01/20/18	1
January 2018, U.S. 10-Year Future*	48	5,954	125.50	12/16/17	3
January 2018, U.S. 10-Year Future*	99	12,281	124.50	12/16/17	25
January 2018, U.S. 10-Year Future*	97	12,033	125.25	12/16/17	9
January 2018, U.S. 5-Year Future*	295	34,321	117.00	12/16/17	19
January 2018, U.S. Bond Future*	60	9,103	153.00	12/16/17	36

		134,985			107

Total Purchased Options		$318,231			$342

WRITTEN OPTIONS — 0.0%

Put Options
February 2018, 1Y Eurodollar Mid-Curve*	(231)	$(56,520)	97.75	02/17/18	$(20)
February 2018, U.S. 10-Year Future*	(77)	(9,552)	122.50	01/20/18	(15)
January 2018, 1Y Eurodollar Mid-Curve*	(228)	(55,786)	97.75	01/20/18	(10)
January 2018, U.S. 10-Year Future*	(66)	(8,187)	122.00	12/16/17	(2)
January 2018, U.S. 5-Year Future*	(195)	(22,687)	116.25	12/16/17	(41)
January 2018, U.S. 5-Year Future*	(145)	(16,870)	115.50	12/16/17	(6)
January 2018, U.S. Bond Future*	(48)	(7,282)	146.00	12/16/17	(2)
March 2018, U.S. 5-Year Future*	(148)	(17,219)	115.50	02/17/18	(29)

		(194,103)			(125)

Call Options
February 2018, U.S. 10-Year Future*	(77)	$(9,552)	126.50	01/20/18	$(6)
January 2018, U.S. 10-Year Future*	(94)	(11,660)	126.00	12/16/17	(3)
January 2018, U.S. 5-Year Future*	(145)	(16,870)	117.75	12/16/17	(2)
January 2018, U.S. 5-Year Future*	(262)	(30,482)	118.25	12/16/17	(2)
January 2018, U.S. Bond Future*	(110)	(16,689)	155.00	12/16/17	(21)
January 2018, U.S. Bond Future*	(24)	(3,641)	154.00	12/16/17	(8)
March 2018, U.S. 5-Year Future*	(148)	(17,219)	118.50	02/17/18	(7)
March 2018, U.S. Bond Future*	(72)	(10,924)	158.00	02/17/18	(28)

		(117,037)			(77)

Total Written Options		$(311,140)			$(202)

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(1,903)	Dec-2017	$(468,934)	$(468,376)	$558
90-Day Euro$	(350)	Dec-2018	(85,721)	(85,684)	37
90-Day Euro$	(261)	Dec-2019	(63,673)	(63,772)	(99)
90-Day Euro$	(100)	Sep-2018	(24,595)	(24,503)	92
90-Day Euro$	(1,184)	Mar-2018	(291,228)	(290,835)	394
90-Day Euro$	(586)	Jun-2018	(143,852)	(143,724)	128
Euro	(40)	Dec-2017	(5,988)	(5,954)	34
Euro-Bobl	(113)	Dec-2017	(17,747)	(17,719)	19
Euro-Bund	(225)	Mar-2018	(43,363)	(43,571)	48
U.S. 10-Year Treasury Note	1,055	Mar-2018	131,315	130,869	(446)
U.S. 2-Year Treasury Note	389	Mar-2018	83,453	83,404	(49)
U.S. 5-Year Treasury Note	1,988	Mar-2018	232,000	231,291	(709)
U.S. Long Treasury Bond	(1,022)	Mar-2018	(156,156)	(155,057)	1,099
U.S. Ultra Long Treasury Bond	841	Mar-2018	139,100	138,660	(440)
Ultra 10-Year U.S. Treasury Note	(182)	Mar-2018	(24,302)	(24,237)	65

			$(739,691)	$(739,208)	$731

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/19/18	EUR	430	USD	505	$(9)
Citigroup	01/19/18	GBP	1,828	USD	2,437	(42)
Citigroup	01/19/18	USD	5,213	EUR	4,394	44
Citigroup	01/19/18	CNY	11,628	USD	1,739	(13)
Citigroup	01/19/18	USD	12,048	JPY	1,365,800	195
Citigroup	01/19/18	JPY	2,893,526	USD	25,899	(41)
Goldman Sachs	01/10/18 - 02/26/18	JPY	6,935,000	USD	61,877	(324)
Goldman Sachs	01/19/18	EUR	80	USD	95	(1)

						$(191)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2017 is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.IG.28 Index	Sell	1.00%	Quarterly	06/20/2022	$(67,440)	$722	$1,352	$(630)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	127

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Core Fixed Income Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH USD - LIBOR	1.58%	Quarterly	06/13/2026	USD	19,640	$1,225	$–	$1,225
1.185%	3-MONTH USD -LIBOR	Quarterly	06/13/2021	USD	19,690	(629)	–	(629)
2.63%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	4,785	8	(29)	37
2.47%	3-MONTH USD - LIBOR	Semi-Annual	11/15/2043	USD	50,166	1,612	1,028	584

						$2,216	$999	$1,217

Percentages are based on Net Assets of $6,072,298 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (See Note 6).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $733,657 ($ Thousands), representing 12.08% of the Net Assets of the Fund.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2017. The coupon on a step bond changes on a specified date.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2017 was $798 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Level 3 security in accordance with fair value hierarchy.

(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(I)	Tri-Party Repurchase Agreement.

(J)	Refer to table below for details on Options Contracts.

AID — Agency for International Development

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GBP — British Pound Sterling

GDP — Gross Domestic Product

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LIMEAN — London Interbank Mean Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$–	$2,029,162	$–	$2,029,162
U.S. Treasury Obligations	–	1,760,097	–	1,760,097
Corporate Obligations	–	1,736,155	798	1,736,953
Asset-Backed Securities	–	532,035	–	532,035
Sovereign Debt	–	152,375	–	152,375
U.S. Government Agency
Obligations	–	72,251	–	72,251
Municipal Bonds	–	36,126	–	36,126
Loan Participation	–	50	–	50
Cash Equivalent	129,164	–	–	129,164
Repurchase Agreement	–	150,000	–	150,000

Total Investments in Securities	$129,164	$6,468,251	$798	$6,598,213

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$342	$–	$–	$342
Written Options	(202)	–	–	(202)
Futures Contracts *
Unrealized Appreciation	2,474	–	–	2,474
Unrealized Depreciation	(1,743)	–	–	(1,743)
Forwards Contracts *
Unrealized Appreciation	–	239	–	239
Unrealized Depreciation	–	(430)	–	(430)
Centrally Cleared Swaps
Credit Default Swap *
Unrealized Depreciation	–	(630)	–	(630)
Interest Rate Swaps *
Unrealized Appreciation	–	1,846	–	1,846
Unrealized Depreciation	–	(629)	–	(629)

Total Other Financial Instruments	$871	$396	$–	$1,267

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$245,725	$3,394,337	$(3,510,898)	$129,164	$1,067

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	129

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 76.5%

Consumer Discretionary — 17.2%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$6,155	$6,305
4.250%, 05/15/2024 (A)	5,541	5,549
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	3,898	3,998
Altice Financing
7.500%, 05/15/2026 (A)	11,515	12,033
6.625%, 02/15/2023 (A)	998	1,023
6.500%, 01/15/2022 (A)	1,000	1,033
Altice Finco
8.125%, 01/15/2024 (A)	720	734
Altice Luxembourg
7.750%, 05/15/2022 (A)	6,127	5,836
7.625%, 02/15/2025 (A)	2,880	2,628
Altice US Finance I
5.500%, 05/15/2026 (A)	2,400	2,430
5.375%, 07/15/2023 (A)	4,875	4,960
AMC Entertainment Holdings
5.875%, 11/15/2026	205	201
5.750%, 06/15/2025	3,295	3,212
AMC Networks
5.000%, 04/01/2024	2,615	2,648

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 12/15/2022	$3,305	$3,382
4.750%, 08/01/2025	4,820	4,784
American Axle & Manufacturing
6.625%, 10/15/2022	685	709
6.500%, 04/01/2027 (A)	955	986
6.250%, 03/15/2021	605	620
6.250%, 04/01/2025 (A)	715	735
Aramark Services
4.750%, 06/01/2026	1,400	1,451
Arch Merger Sub
8.500%, 09/15/2025 (A)	1,880	1,692
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)	2,600	–
Belo
7.750%, 06/01/2027	2,025	2,288
Block Communications
6.875%, 02/15/2025 (A)	2,530	2,688
Bon-Ton Department Stores
8.000%, 06/15/2021	10,635	3,403
Boyd Gaming
6.875%, 05/15/2023	520	554
6.375%, 04/01/2026	3,385	3,689
Cablevision Systems
5.875%, 09/15/2022	1,947	1,928
CBS Radio
7.250%, 11/01/2024 (A)	410	432
CCM Merger
6.000%, 03/15/2022 (A)	1,225	1,259
CCO Holdings
5.875%, 04/01/2024 (A)	3,211	3,359
5.750%, 02/15/2026 (A)	4,345	4,508
5.500%, 05/01/2026 (A)	3,260	3,336
5.375%, 05/01/2025 (A)	4,200	4,300
5.250%, 09/30/2022	350	360
5.125%, 05/01/2023 (A)	505	523
5.125%, 05/01/2027 (A)	9,937	9,844
5.000%, 02/01/2028 (A)	8,400	8,232
CEC Entertainment
8.000%, 02/15/2022	1,901	1,815
Cedar Fair
5.375%, 06/01/2024	1,170	1,226
Cengage Learning
9.500%, 06/15/2024 (A)	6,995	6,261
Century Communities
6.875%, 05/15/2022	3,445	3,612
Cequel Communications Holdings I
7.750%, 07/15/2025 (A)	1,325	1,411
5.125%, 12/15/2021 (A)	929	930
Cinemark USA
4.875%, 06/01/2023	1,420	1,445
Claire’s Stores
9.000%, 03/15/2019 (A)	1,480	901

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	$6,070	$6,000
6.500%, 11/15/2022	5,815	5,893
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	853
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	840	867
CSC Holdings
10.875%, 10/15/2025 (A)	5,325	6,293
10.125%, 01/15/2023 (A)	5,380	6,073
6.750%, 11/15/2021	1,000	1,075
6.625%, 10/15/2025 (A)	400	431
5.500%, 04/15/2027 (A)	2,244	2,275
5.250%, 06/01/2024	4,073	3,970
Cumulus Media Holdings
7.750%, 05/01/2019 (C)	8,235	947
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,070	1,161
Dana Holding
6.000%, 09/15/2023	1,650	1,732
5.500%, 12/15/2024	415	440
Delphi Technologies
5.000%, 10/01/2025 (A)	9,193	9,337
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,375	3,569
DISH DBS
7.750%, 07/01/2026	505	545
6.750%, 06/01/2021	385	410
5.875%, 07/15/2022	7,414	7,627
5.875%, 11/15/2024	14,216	14,323
5.000%, 03/15/2023	6,840	6,677
Eldorado Resorts
6.000%, 04/01/2025	4,580	4,822
EMI Music Publishing Group North America Holdings
7.625%, 06/15/2024 (A)	2,053	2,269
ESH Hospitality
5.250%, 05/01/2025 (A)	7,174	7,300
EW Scripps
5.125%, 05/15/2025 (A)	2,791	2,784
Fiat Chrysler Automobiles
5.250%, 04/15/2023	775	820
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)(C)	3,481	–
Golden Nugget
6.750%, 10/15/2024 (A)	4,838	4,941
Goodyear Tire & Rubber
5.125%, 11/15/2023	285	296
5.000%, 05/31/2026	485	502
Gray Television
5.125%, 10/15/2024 (A)	4,045	4,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Group 1 Automotive
5.250%, 12/15/2023 (A)	$1,530	$1,584
Guitar Center
9.625%, 04/15/2020 (A)	12,441	7,465
Hanesbrands
4.625%, 05/15/2024 (A)	455	464
HD Supply
5.750%, 04/15/2024 (A)	845	900
Hillman Group
6.375%, 07/15/2022 (A)	5,250	5,184
Hilton Domestic Operating
4.250%, 09/01/2024	3,720	3,776
Hilton Grand Vacations Borrower
6.125%, 12/01/2024 (A)	225	245
Hilton Worldwide Finance
4.875%, 04/01/2027	200	211
4.625%, 04/01/2025	400	413
iHeartCommunications
14.000% cash/14.000% PIK, 02/01/2021	10,742	833
12.000%, 08/01/2021	4,917	–
10.625%, 03/15/2023	1,305	930
9.000%, 12/15/2019	4,491	3,334
9.000%, 03/01/2021	4,255	3,053
9.000%, 09/15/2022	3,846	2,779
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK, 09/15/2023 (A)	380	389
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A) (D)	7,723	7,028
International Game Technology
6.500%, 02/15/2025 (A)	1,720	1,937
6.250%, 02/15/2022 (A)	720	786
Interval Acquisition
5.625%, 04/15/2023	1,310	1,366
Jack Ohio Finance
6.750%, 11/15/2021 (A)	3,811	4,025
Jacobs Entertainment
7.875%, 02/01/2024 (A)	1,455	1,564
JC Penney
6.375%, 10/15/2036	920	552
5.875%, 07/01/2023 (A)	1,948	1,834
KFC Holding
5.000%, 06/01/2024 (A)	2,153	2,255
4.750%, 06/01/2027 (A)	1,490	1,525
L Brands
6.950%, 03/01/2033	1,174	1,168
6.875%, 11/01/2035	439	443
6.750%, 07/01/2036	2,420	2,414
Lear
5.375%, 03/15/2024	204	216
5.250%, 01/15/2025	810	865

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	131

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lee Enterprises
9.500%, 03/15/2022 (A)	$2,390	$2,462
Liberty Interactive
8.250%, 02/01/2030	2,725	2,963
LIN Television
5.875%, 11/15/2022	1,089	1,134
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	3,482	3,678
Lithia Motors
5.250%, 08/01/2025 (A)	322	338
Live Nation Entertainment
4.875%, 11/01/2024 (A)	165	170
M/I Homes
6.750%, 01/15/2021	1,775	1,842
5.625%, 08/01/2025	3,220	3,268
Mattamy Group
6.500%, 10/01/2025 (A)	2,080	2,179
Mattel
3.150%, 03/15/2023	1,255	1,183
McClatchy
9.000%, 12/15/2022	5,275	5,489
Men’s Wearhouse
7.000%, 07/01/2022	1,460	1,403
MGM Resorts International
7.750%, 03/15/2022	3,105	3,603
6.750%, 10/01/2020	350	383
6.000%, 03/15/2023	5,371	5,922
5.250%, 03/31/2020	500	526
4.625%, 09/01/2026	4,819	4,915
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	4,783	5,040
Monitronics International
9.125%, 04/01/2020	10,211	8,603
Neiman Marcus Group
8.750% cash/9.500% PIK, 10/15/2021 (A)	1,268	685
8.000%, 10/15/2021 (A)	500	285
Netflix
4.875%, 04/15/2028 (A)	5,955	5,888
4.375%, 11/15/2026	973	955
New Albertson’s
8.700%, 05/01/2030	1,005	892
8.000%, 05/01/2031	7,373	6,296
7.750%, 06/15/2026	135	117
7.450%, 08/01/2029	3,095	2,581
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	610	631
5.625%, 08/01/2024 (A)	3,600	3,681
Nine West Holdings
8.250%, 03/15/2019 (A)	6,845	821

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PetSmart
8.875%, 06/01/2025 (A)	$770	$580
7.125%, 03/15/2023 (A)	2,130	1,555
5.875%, 06/01/2025 (A)	605	520
Pinnacle Entertainment
5.625%, 05/01/2024	1,800	1,867
PulteGroup
5.000%, 01/15/2027	1,452	1,528
Quebecor Media
5.750%, 01/15/2023	2,915	3,112
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B)(C)	1,800	2
0.000%, 03/15/2016 (B)(C)	2,175	–
QVC
4.450%, 02/15/2025	1,071	1,094
Regal Entertainment Group
5.750%, 03/15/2022	670	692
5.750%, 06/15/2023	395	408
RSI Home Products
6.500%, 03/15/2023 (A)	1,860	1,925
Sally Holdings
5.625%, 12/01/2025	3,729	3,727
Schaeffler Finance
4.750%, 05/15/2023 (A)	865	891
Scientific Games International
7.000%, 01/01/2022 (A)	3,536	3,730
5.000%, 10/15/2025 (A)	3,896	3,940
Service International
7.500%, 04/01/2027	2,065	2,452
ServiceMaster
5.125%, 11/15/2024 (A)	1,197	1,215
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	3,910	4,213
Sinclair Television Group
6.125%, 10/01/2022	1,260	1,307
5.875%, 03/15/2026 (A)	365	371
5.625%, 08/01/2024 (A)	4,400	4,521
5.125%, 02/15/2027 (A)	3,421	3,336
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,240	1,317
5.375%, 04/15/2025 (A)	9,915	10,426
5.375%, 07/15/2026 (A)	3,190	3,338
5.000%, 08/01/2027 (A)	2,195	2,220
Six Flags Entertainment
5.500%, 04/15/2027 (A)	2,995	3,100
4.875%, 07/31/2024 (A)	5,855	5,957
Station Casinos
5.000%, 10/01/2025 (A)	4,105	4,103
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	5,615	5,334
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	2,460	2,558

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TEGNA
5.500%, 09/15/2024 (A)	$510	$531
4.875%, 09/15/2021 (A)	565	576
Tempur Sealy International
5.625%, 10/15/2023	1,090	1,134
5.500%, 06/15/2026	825	844
Tenneco
5.000%, 07/15/2026	70	71
Tesla
5.300%, 08/15/2025 (A)	1,741	1,662
TI Group Automotive Systems
8.750%, 07/15/2023 (A)	3,437	3,686
Time
7.500%, 10/15/2025 (A)	700	824
Tribune Media
5.875%, 07/15/2022	5,665	5,778
Univision Communications
5.125%, 02/15/2025 (A)	8,592	8,366
Viking Cruises
6.250%, 05/15/2025 (A)	2,320	2,419
5.875%, 09/15/2027 (A)	2,870	2,902
Vista Outdoor
5.875%, 10/01/2023	1,925	1,886
VTR Finance
6.875%, 01/15/2024 (A)	2,365	2,501
WMG Acquisition
5.625%, 04/15/2022 (A)	495	511
Wynn Las Vegas
5.500%, 03/01/2025 (A)	3,270	3,377
5.250%, 05/15/2027 (A)	1,165	1,188
Yum! Brands
6.875%, 11/15/2037	3,470	3,817
5.350%, 11/01/2043	180	173
ZF North America Capital
4.750%, 04/29/2025 (A)	1,395	1,486
4.500%, 04/29/2022 (A)	795	842

		506,900

Consumer Staples — 2.7%
Albertsons
6.625%, 06/15/2024	1,060	1,002
5.750%, 03/15/2025	1,711	1,522
Ashtead Capital
4.375%, 08/15/2027 (A)	481	490
4.125%, 08/15/2025 (A)	481	485
Avantor
9.000%, 10/01/2025 (A)	2,045	2,009
6.000%, 10/01/2024 (A)	760	761
Avon International Operations
7.875%, 08/15/2022 (A)	1,163	1,177
Avon Products
7.000%, 03/15/2023	483	396

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
B&G Foods
5.250%, 04/01/2025	$5,129	$5,244
Central Garden & Pet
6.125%, 11/15/2023	745	792
Clearwater Seafoods
6.875%, 05/01/2025 (A)	2,911	2,987
Cott Holdings
5.500%, 04/01/2025 (A)	1,445	1,489
DJO Finance
10.750%, 04/15/2020	1,768	1,591
Energizer Holdings
5.500%, 06/15/2025 (A)	3,565	3,699
First Quality Finance
5.000%, 07/01/2025 (A)	2,063	2,115
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	3,404	3,446
Herc Rentals
7.750%, 06/01/2024 (A)	1,251	1,370
7.500%, 06/01/2022 (A)	550	593
High Ridge Brands
8.875%, 03/15/2025 (A)	735	652
HRG Group
7.750%, 01/15/2022	2,546	2,641
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,905
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	496	522
4.625%, 11/01/2024 (A)	1,796	1,857
Opal Acquisition
10.000%, 10/01/2024 (A)	2,192	1,885
7.500%, 07/01/2024 (A)	288	277
Pilgrim’s Pride
5.875%, 09/30/2027 (A)(B)	2,885	3,011
Post Holdings
5.750%, 03/01/2027 (A)	1,692	1,726
5.625%, 01/15/2028 (A)	2,100	2,116
5.500%, 03/01/2025 (A)	515	535
5.000%, 08/15/2026 (A)	4,957	4,914
Quorum Health
11.625%, 04/15/2023	1,560	1,478
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	615	643
Rite Aid
7.700%, 02/15/2027	2,910	2,546
6.875%, 12/15/2028 (A)	905	719
6.125%, 04/01/2023 (A)	5,605	5,185
Simmons Foods
5.750%, 11/01/2024 (A)	7,385	7,327
SP Finco
6.750%, 07/01/2025 (A)	727	662
Spectrum Brands
6.625%, 11/15/2022	1,115	1,157

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	133

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 12/15/2024	$1,930	$2,038
5.750%, 07/15/2025	880	924
Syniverse Foreign Holdings
9.125%, 01/15/2022 (A)	2,264	2,303
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,185	1,240

		79,431

Energy — 10.9%
Alta Mesa Holdings
7.875%, 12/15/2024	3,471	3,827
American Greetings
7.875%, 02/15/2025 (A)	125	136
Andeavor Logistics
6.375%, 05/01/2024	465	506
6.250%, 10/15/2022	355	377
6.125%, 10/15/2021	540	557
5.875%, 10/01/2020	969	984
5.250%, 01/15/2025	395	417
Antero Midstream Partners
5.375%, 09/15/2024	525	542
Antero Resources
5.625%, 06/01/2023	2,683	2,797
5.125%, 12/01/2022	760	779
Archrock Partners
6.000%, 04/01/2021	525	522
Blue Racer Midstream
6.125%, 11/15/2022 (A)	10,040	10,416
Calfrac Holdings
7.500%, 12/01/2020 (A)	7,654	7,539
California Resources
8.000%, 12/15/2022 (A)	3,677	2,721
Calumet Specialty Products Partners
6.500%, 04/15/2021	5,541	5,520
Carrizo Oil & Gas
8.250%, 07/15/2025	2,158	2,341
7.500%, 09/15/2020	400	408
6.250%, 04/15/2023	575	589
CHC Group
10.858%, 10/01/2020 (E)	200	264
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	3,281	3,556
5.125%, 06/30/2027 (A)	3,398	3,504
Chesapeake Energy
8.000%, 12/15/2022 (A)	1,286	1,373
8.000%, 01/15/2025 (A)	5,339	5,312
8.000%, 06/15/2027 (A)	2,054	1,967
6.875%, 11/15/2020	282	294
Cloud Peak Energy Resources
12.000%, 11/01/2021	1,027	1,098
CNX Resources
5.875%, 04/15/2022	3,739	3,823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Resources
5.000%, 09/15/2022	$1,380	$1,406
4.500%, 04/15/2023	6,875	7,012
Covey Park Energy
7.500%, 05/15/2025 (A)	300	313
Crestwood Midstream Partners
6.250%, 04/01/2023	555	574
5.750%, 04/01/2025	7,350	7,571
CSI Compressco
7.250%, 08/15/2022	215	203
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	967	899
Delek Logistics Partners
6.750%, 05/15/2025 (A)	1,462	1,484
Denbury Resources
9.000%, 05/15/2021 (A)	2,995	2,882
5.500%, 05/01/2022	435	283
4.625%, 07/15/2023	970	587
Diamond Offshore Drilling
7.875%, 08/15/2025	1,439	1,500
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	3,681	3,723
5.500%, 01/30/2026 (A)	736	745
Energy Transfer Equity
5.875%, 01/15/2024	1,487	1,595
4.250%, 03/15/2023	3,037	3,060
EnLink Midstream Partners
5.050%, 04/01/2045	2,303	2,225
4.400%, 04/01/2024	805	829
Ensco
8.000%, 01/31/2024	1,700	1,666
5.750%, 10/01/2044	3,105	2,049
EP Energy
9.375%, 05/01/2020	963	712
8.000%, 11/29/2024 (A)	970	970
8.000%, 02/15/2025 (A)	655	431
7.750%, 09/01/2022	375	214
Exterran Energy Solutions
8.125%, 05/01/2025 (A)	867	923
Extraction Oil & Gas
7.875%, 07/15/2021 (A)	3,955	4,183
7.375%, 05/15/2024 (A)	1,434	1,527
FTS International
6.250%, 05/01/2022	10,110	9,781
Genesis Energy
6.750%, 08/01/2022	4,231	4,373
6.500%, 10/01/2025	1,436	1,475
5.625%, 06/15/2024	450	447
Gulfport Energy
6.000%, 10/15/2024	1,425	1,430

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Halcon Resources
6.750%, 02/15/2025 (A)	$1,255	$1,274
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	415	426
Hilcorp Energy I
5.750%, 10/01/2025 (A)	2,950	3,039
IronGate Energy Services
11.000%, 07/01/2018 (A)(C)	500	175
Jones Energy Holdings
9.250%, 03/15/2023	3,733	2,669
Jupiter Resources
8.500%, 10/01/2022 (A)	6,610	4,542
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	2,815	2,963
Laredo Petroleum
5.625%, 01/15/2022	145	147
MEG Energy
7.000%, 03/31/2024 (A)	4,935	4,442
6.500%, 01/15/2025 (A)	8,620	8,448
6.375%, 01/30/2023 (A)	4,030	3,692
Midstates Petroleum (Escrow Security)
10.750%, 10/01/2020 (B)(C)	3,459	–
10.000%, 06/01/2020 (B)(C)	1,250	–
9.250%, 06/01/2021 (B)(C)	485	–
MPLX
5.500%, 02/15/2023	970	998
4.875%, 12/01/2024	355	381
Murphy Oil
6.875%, 08/15/2024	600	646
Murray Energy
11.250%, 04/15/2021 (A)	5,603	3,110
Nabors Industries
5.500%, 01/15/2023	460	445
Newfield Exploration
5.750%, 01/30/2022	540	577
5.625%, 07/01/2024	1,325	1,431
5.375%, 01/01/2026	1,635	1,741
NGL Energy Partners
7.500%, 11/01/2023	4,260	4,377
6.125%, 03/01/2025	2,005	1,945
NGPL PipeCo
4.875%, 08/15/2027 (A)	170	177
4.375%, 08/15/2022 (A)	690	707
Noble Holding International
7.750%, 01/15/2024	5,831	5,044
4.625%, 03/01/2021	1,549	1,421
Oasis Petroleum
6.875%, 03/15/2022	750	764
6.875%, 01/15/2023	1,300	1,325
6.500%, 11/01/2021	330	334
Parker Drilling
6.750%, 07/15/2022	7,025	5,681

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parsley Energy
5.625%, 10/15/2027 (A)	$370	$378
5.375%, 01/15/2025 (A)	3,305	3,346
5.250%, 08/15/2025 (A)	2,090	2,101
PBF Holding
7.000%, 11/15/2023	1,073	1,127
PDC Energy
7.750%, 10/15/2022	1,000	1,040
6.125%, 09/15/2024	357	373
Peabody Energy
6.375%, 03/31/2025 (A)	4,767	4,904
6.000%, 03/31/2022 (A)	773	795
Permian Resources
8.000%, 06/15/2020 (A)	2,628	2,608
Plains All American Pipeline
4.500%, 12/15/2026	3,350	3,363
Precision Drilling
7.750%, 12/15/2023	1,003	1,035
7.125%, 01/15/2026 (A)	530	534
6.500%, 12/15/2021	102	104
Pride International
7.875%, 08/15/2040	430	345
QEP Resources
5.625%, 03/01/2026	315	320
Range Resources
5.000%, 08/15/2022	155	154
5.000%, 03/15/2023	40	40
4.875%, 05/15/2025	3,649	3,558
Rowan
7.375%, 06/15/2025	5,366	5,393
5.850%, 01/15/2044	3,060	2,387
5.400%, 12/01/2042	720	540
RSP Permian
6.625%, 10/01/2022	340	358
5.250%, 01/15/2025	260	265
Sabine Pass Liquefaction
6.250%, 03/15/2022	1,385	1,548
5.875%, 06/30/2026	320	359
5.750%, 05/15/2024	3,515	3,897
5.625%, 04/15/2023	1,070	1,177
Sanchez Energy
7.750%, 06/15/2021	255	241
6.125%, 01/15/2023	635	536
SemGroup
5.625%, 07/15/2022	7,485	7,429
5.625%, 11/15/2023	2,085	2,028
Seventy Seven Energy (Escrow)
6.500%, 07/15/2022 (C)	395	–
Seventy Seven Operating
6.625%, 11/15/2019 (B)(C)	2,787	–
SM Energy
6.500%, 01/01/2023	425	429

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 11/15/2022	$1,128	$1,142
5.625%, 06/01/2025	405	390
5.000%, 01/15/2024	2,328	2,229
Southwestern Energy
7.750%, 10/01/2027	1,333	1,426
7.500%, 04/01/2026	1,333	1,426
6.700%, 01/23/2025	5,140	5,346
4.100%, 03/15/2022	2,824	2,775
SRC Energy
6.250%, 12/01/2025 (A)	2,345	2,404
Summit Midstream Holdings
5.750%, 04/15/2025	5,670	5,684
5.500%, 08/15/2022	2,330	2,348
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	590	608
Targa Resources Partners
6.750%, 03/15/2024	4,185	4,499
5.250%, 05/01/2023	1,000	1,025
5.125%, 02/01/2025	250	255
5.000%, 01/15/2028 (A)	1,772	1,759
4.250%, 11/15/2023	350	345
Transocean
9.000%, 07/15/2023 (A)	3,300	3,564
7.500%, 01/15/2026 (A)	635	653
7.500%, 04/15/2031	2,864	2,520
5.800%, 10/15/2022	6,630	6,580
Ultra Resources
6.875%, 04/15/2022 (A)	3,600	3,634
Weatherford International
9.875%, 02/15/2024	2,255	2,365
8.250%, 06/15/2023	2,884	2,877
5.950%, 04/15/2042	4,545	3,465
Whiting Petroleum
6.250%, 04/01/2023	6,332	6,332
5.750%, 03/15/2021	2,200	2,211
WildHorse Resource Development
6.875%, 02/01/2025	2,290	2,336
Williams
4.550%, 06/24/2024	1,193	1,236
WPX Energy
8.250%, 08/01/2023	1,090	1,230
6.000%, 01/15/2022	795	819
5.250%, 09/15/2024	3,166	3,111

		321,468

Financials — 5.1%
Acrisure
7.000%, 11/15/2025 (A)	9,567	9,435
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	2,139	2,241
Ally Financial
5.750%, 11/20/2025	3,225	3,535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.125%, 09/30/2024	$2,835	$3,090
4.625%, 05/19/2022	1,165	1,226
4.625%, 03/30/2025	1,290	1,364
4.250%, 04/15/2021	695	720
4.125%, 03/30/2020	900	927
4.125%, 02/13/2022	240	248
3.500%, 01/27/2019	995	1,005
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	3,924	3,836
AssuredPartners
7.000%, 08/15/2025 (A)	2,549	2,568
Bank of America
8.000%, VAR ICE LIBOR USD 3
Month+3.630%, 12/31/2049	2,945	2,967
6.500%, VAR ICE LIBOR USD 3
Month+4.174%, 12/31/2049	3,435	3,907
5.125%, VAR ICE LIBOR USD 3
Month+3.387%, 12/31/2049	1,947	1,996
BCD Acquisition
9.625%, 09/15/2023 (A)	3,360	3,662
Citigroup
6.250%, VAR ICE LIBOR USD 3
Month+4.517%, 12/29/2049	1,235	1,382
5.950%, VAR ICE LIBOR USD 3
Month+3.905%, 12/31/2049	85	92
5.950%, VAR ICE LIBOR USD 3
Month+4.068%, 12/29/2049	1,950	2,095
5.875%, VAR ICE LIBOR USD 3
Month+4.059%, 12/29/2049	515	539
5.800%, VAR ICE LIBOR USD 3
Month+4.093%, 11/29/2049	480	498
City National Bank
9.000%, 08/12/2019 (B)	4,062	4,454
CNG Holdings
9.375%, 05/15/2020 (A)	1,570	1,492
Credit Acceptance
7.375%, 03/15/2023	5,395	5,651
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360
5 Year Curr+4.598%, 12/31/2049 (A)	1,365	1,565
CTR Partnership
5.250%, 06/01/2025	3,760	3,845
FBM Finance
8.250%, 08/15/2021 (A)	1,040	1,110
HUB International
7.875%, 10/01/2021 (A)	6,495	6,755
Infinity Acquisition
7.250%, 08/01/2022 (A)	925	925
James Hardie International Finance DAC
5.875%, 02/15/2023 (A)	885	930
JPMorgan Chase
7.900%, VAR ICE LIBOR USD 3
Month+3.470%, 12/31/2049	1,967	1,991

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, VAR ICE LIBOR USD 3
Month+3.780%, 12/31/2049	$3,515	$4,020
6.000%, VAR ICE LIBOR USD 3
Month+3.300%, 12/29/2049	3,065	3,322
5.150%, VAR ICE LIBOR USD 3
Month+3.250%, 12/29/2049	395	411
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5
Year Curr+4.760%, 12/01/2099	3,250	3,681
LPL Holdings
5.750%, 09/15/2025 (A)	5,786	5,952
MGIC Investment
5.750%, 08/15/2023	3,025	3,305
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	4,705	5,034
4.500%, 09/01/2026	5,125	5,164
4.500%, 01/15/2028 (A)	175	174
MSCI
5.750%, 08/15/2025 (A)	918	989
5.250%, 11/15/2024 (A)	264	279
4.750%, 08/01/2026 (A)	1,270	1,343
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,826
Nationstar Mortgage
6.500%, 07/01/2021	1,000	1,015
6.500%, 06/01/2022	1,982	2,002
Navient
7.250%, 09/25/2023	3,267	3,520
6.625%, 07/26/2021	2,805	2,966
Popular
7.000%, 07/01/2019	2,718	2,786
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360
5 Year Curr+5.720%, 12/29/2049	2,020	2,298
5.125%, 05/28/2024	780	828
Springleaf Finance
7.750%, 10/01/2021	3,460	3,832
6.125%, 05/15/2022	1,461	1,516
Starwood Property Trust
5.000%, 12/15/2021	2,325	2,421
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,903
VFH Parent
6.750%, 06/15/2022 (A)	3,501	3,672
VICI Properties 1
8.000%, 10/15/2023	1,670	1,858
4.847%, VAR ICE LIBOR USD 3
Month+3.500%, 10/15/2022	336	337
Voya Financial
5.650%, VAR ICE LIBOR USD 3
Month+3.580%, 05/15/2053	2,050	2,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
7.980%, VAR ICE LIBOR USD 3
Month+3.770%, 03/29/2049	$1,950	$1,980
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,000	1,950

		149,600

Health Care — 7.9%
21st Century Oncology
11.000%, 05/01/2023 (A)(C)	890	605
Acadia Healthcare
6.125%, 03/15/2021	1,100	1,116
5.125%, 07/01/2022	2,080	2,078
Aurora Diagnostics Holdings LLC
12.250%, 01/15/2020	7,686	7,109
BioScrip
8.875%, 02/15/2021	5,639	5,047
Centene
6.125%, 02/15/2024	985	1,054
4.750%, 01/15/2025	7,465	7,658
CHS
6.875%, 02/01/2022	2,555	1,539
6.250%, 03/31/2023	3,632	3,396
Concordia International
9.000%, 04/01/2022 (A)	353	295
DaVita
5.125%, 07/15/2024	1,885	1,918
5.000%, 05/01/2025	1,968	1,969
DJO Finco
8.125%, 06/15/2021 (A)	8,681	8,220
Endo Dac
6.000%, 07/15/2023 (A)	1,145	896
5.875%, 10/15/2024 (A)	2,742	2,769
Envision Healthcare
6.250%, 12/01/2024 (A)	1,497	1,578
5.625%, 07/15/2022	4,661	4,754
HCA
7.500%, 02/15/2022	5,620	6,337
5.875%, 05/01/2023	6,975	7,393
5.875%, 02/15/2026	5,560	5,914
5.375%, 02/01/2025	17,055	17,695
5.250%, 04/15/2025	5,682	6,051
5.250%, 06/15/2026	2,210	2,347
HealthSouth
5.750%, 11/01/2024	875	896
5.750%, 09/15/2025	1,571	1,630
5.125%, 03/15/2023	620	634
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	4,340	4,546
5.000%, 02/15/2025 (A)	165	168
Hologic
5.250%, 07/15/2022 (A)	980	1,023

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 10/15/2025 (A)	$175	$179
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	1,044	1,146
Kindred Healthcare
8.750%, 01/15/2023	2,570	2,570
8.000%, 01/15/2020	735	740
6.375%, 04/15/2022	5,620	5,311
Kinetic Concepts
7.875%, 02/15/2021 (A)	1,240	1,299
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	285	263
5.625%, 10/15/2023 (A)	725	636
5.500%, 04/15/2025 (A)	1,669	1,406
4.750%, 04/15/2023	2,244	1,826
Molina Healthcare
5.375%, 11/15/2022	5,163	5,395
4.875%, 06/15/2025 (A)	5,787	5,787
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	1,724	1,851
Quintiles IMS
4.875%, 05/15/2023 (A)	2,680	2,774
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	5,537	5,662
Select Medical
6.375%, 06/01/2021	7,055	7,240
Tenet Healthcare
8.125%, 04/01/2022	3,785	3,747
7.500%, 01/01/2022 (A)	1,340	1,414
7.000%, 08/01/2025 (A)	5,418	4,917
6.750%, 06/15/2023	7,835	7,325
5.125%, 05/01/2025 (A)	2,752	2,649
4.625%, 07/15/2024 (A)	3,470	3,418
4.500%, 04/01/2021	1,465	1,474
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	2,095	2,043
7.000%, 03/15/2024 (A)	2,875	3,080
6.750%, 08/15/2021 (A)	1,985	1,940
6.500%, 03/15/2022 (A)	5,009	5,259
6.125%, 04/15/2025 (A)	11,636	9,978
5.875%, 05/15/2023 (A)	3,545	3,101
5.625%, 12/01/2021 (A)	1,420	1,320
5.500%, 03/01/2023 (A)	3,605	3,087
5.500%, 11/01/2025 (A)	4,274	4,328
5.375%, 03/15/2020 (A)	6,234	6,172
Valeant Pharmaceuticals International (Escrow Security)
7.500%, 07/15/2021 (A)	9,145	9,031
Vizient
10.375%, 03/01/2024 (A)	1,387	1,567

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WellCare Health Plans
5.250%, 04/01/2025	$6,652	$7,043

		233,613

Industrials — 8.8%
ACCO Brands
5.250%, 12/15/2024 (A)	490	510
Actuant
5.625%, 06/15/2022	4,174	4,257
ADT
4.125%, 06/15/2023	250	253
3.500%, 07/15/2022	1,290	1,285
AECOM
5.875%, 10/15/2024	445	484
5.750%, 10/15/2022	175	182
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	5,244	5,100
Aircastle
7.625%, 04/15/2020	720	790
5.000%, 04/01/2023	370	391
Allison Transmission
5.000%, 10/01/2024 (A)	3,000	3,125
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	1,055	1,116
AMN Healthcare
5.125%, 10/01/2024 (A)	5,035	5,199
Apex Tool Group
7.000%, 02/01/2021 (A)	1,715	1,625
Arconic
6.750%, 01/15/2028	3,350	3,928
5.900%, 02/01/2027	865	965
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	2,836	3,006
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	5,020	5,497
6.000%, 02/15/2025 (A)	3,520	3,740
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,675	1,721
5.500%, 04/01/2023	4,944	5,035
Beacon Escrow
4.875%, 11/01/2025 (A)	666	679
BMC East
5.500%, 10/01/2024 (A)	2,195	2,266
Bombardier
7.500%, 12/01/2024 (A)	3,944	3,977
7.500%, 03/15/2025 (A)	1,605	1,613
6.000%, 10/15/2022 (A)	5,799	5,676
Brink’s
4.625%, 10/15/2027 (A)	275	273
Builders FirstSource
5.625%, 09/01/2024 (A)	4,735	4,936

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BWAY Holding
7.250%, 04/15/2025 (A)	$1,825	$1,891
Cenveo
8.500%, 09/15/2022 (A)	10,375	1,660
6.000%, 08/01/2019 (A)	4,210	2,800
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,022	1,076
CEVA Group
7.000%, 03/01/2021 (A)	950	917
Clean Harbors
5.125%, 06/01/2021	380	385
Cloud Crane
10.125%, 08/01/2024 (A)	944	1,064
CNH Industrial Capital
4.875%, 04/01/2021	1,060	1,118
4.375%, 04/05/2022	585	610
Core & Main
6.125%, 08/15/2025 (A)	3,059	3,121
DAE Funding
5.000%, 08/01/2024 (A)	1,283	1,283
4.500%, 08/01/2022 (A)	864	860
FGI Operating
7.875%, 05/01/2020	2,210	503
Flex Acquisition
6.875%, 01/15/2025 (A)	1,459	1,503
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	3,225	3,370
Gates Global
6.000%, 07/15/2022 (A)	1,385	1,417
GCP Applied Technologies
9.500%, 02/01/2023 (A)	720	802
General Cable
5.750%, 10/01/2022	1,535	1,570
Global A&T Electronics
10.000%, 02/01/2019 (A)(C)	1,890	1,635
Great Lakes Dredge & Dock
8.000%, 05/15/2022	540	568
Grinding Media
7.375%, 12/15/2023 (A)	1,061	1,141
H&E Equipment Services
5.625%, 09/01/2025 (A)	217	227
Hertz
7.625%, 06/01/2022 (A)	3,624	3,741
7.375%, 01/15/2021	610	611
6.250%, 10/15/2022	2,095	2,001
5.875%, 10/15/2020	846	843
5.500%, 10/15/2024 (A)	2,080	1,851
Icahn Enterprises
6.750%, 02/01/2024	1,630	1,711
6.250%, 02/01/2022	2,590	2,694
6.000%, 08/01/2020	3,400	3,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 02/01/2022	$3,813	$3,899
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	2,888	2,938
4.750%, 01/15/2025 (A)	340	346
KAR Auction Services
5.125%, 06/01/2025 (A)	4,142	4,287
KLX
5.875%, 12/01/2022 (A)	1,370	1,432
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,037	1,066
6.500%, 11/30/2025 (A)	510	524
LTF Merger Sub
8.500%, 06/15/2023 (A)	4,653	4,932
Masonite International
5.625%, 03/15/2023 (A)	1,021	1,068
Navistar International
6.625%, 11/01/2025 (A)	1,461	1,513
Nielsen Finance
5.000%, 04/15/2022 (A)	3,844	3,957
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	309
5.000%, 02/01/2025 (A)	6,500	6,760
Novelis
6.250%, 08/15/2024 (A)	917	965
5.875%, 09/30/2026 (A)	2,550	2,643
Oshkosh
5.375%, 03/01/2022	575	596
5.375%, 03/01/2025	480	510
PaperWorks Industries
9.500%, 08/15/2019 (A)	3,846	2,481
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	1,210	1,239
5.250%, 08/15/2022 (A)	2,140	2,188
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	9,162	10,113
RBS Global
4.875%, 12/15/2025 (A)	1,425	1,425
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	1,270	1,362
6.875%, 02/15/2021	146	149
5.750%, 10/15/2020	1,495	1,520
5.125%, 07/15/2023 (A)	2,151	2,232
RR Donnelley & Sons
7.625%, 06/15/2020	606	648
6.000%, 04/01/2024	5,945	5,544
Sensata Technologies
5.625%, 11/01/2024 (A)	200	221
5.000%, 10/01/2025 (A)	2,980	3,181
4.875%, 10/15/2023 (A)	1,400	1,462
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	3,030	3,295

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	139

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SPX FLOW
5.875%, 08/15/2026 (A)	$1,097	$1,163
5.625%, 08/15/2024 (A)	1,403	1,476
Standard Industries
6.000%, 10/15/2025 (A)	1,515	1,633
5.500%, 02/15/2023 (A)	245	257
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)	6,825	7,473
Summit Materials
6.125%, 07/15/2023	3,855	4,030
5.125%, 06/01/2025 (A)	1,072	1,093
Team Health Holdings
6.375%, 02/01/2025 (A)	4,202	3,803
Terex
5.625%, 02/01/2025 (A)	765	808
Titan International
6.500%, 11/30/2023 (A)	3,570	3,551
TransDigm
6.500%, 07/15/2024	915	935
6.500%, 05/15/2025	2,707	2,763
6.375%, 06/15/2026	929	943
TriMas
4.875%, 10/15/2025 (A)	375	379
Triumph Group
7.750%, 08/15/2025 (A)	1,800	1,940
4.875%, 04/01/2021	1,245	1,223
Tutor Perini
6.875%, 05/01/2025 (A)	4,370	4,645
United Continental Holdings
4.250%, 10/01/2022	969	971
United Rentals North America
5.875%, 09/15/2026	3,065	3,299
5.750%, 11/15/2024	1,373	1,449
5.500%, 07/15/2025	805	856
5.500%, 05/15/2027	1,972	2,090
4.875%, 01/15/2028	3,269	3,306
USG
4.875%, 06/01/2027 (A)	2,465	2,576
Wabash National
5.500%, 10/01/2025 (A)	245	247
Weekley Homes
6.625%, 08/15/2025 (A)	6,110	5,958
Welbilt
9.500%, 02/15/2024	770	876
Xerium Technologies
9.500%, 08/15/2021	6,770	6,888
XPO Logistics
6.500%, 06/15/2022 (A)	1,240	1,296
6.125%, 09/01/2023 (A)	1,050	1,109

		257,945

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 6.0%
ACI Worldwide
6.375%, 08/15/2020 (A)	$830	$847
Alliance Data Systems
5.375%, 08/01/2022 (A)	1,542	1,565
Alliance Data Systems MTN
5.875%, 11/01/2021 (A)	1,778	1,818
Amkor Technology
6.625%, 06/01/2021	607	618
6.375%, 10/01/2022	1,685	1,738
Anixter
5.500%, 03/01/2023	1,080	1,162
Ascend Learning
6.875%, 08/01/2025 (A)	385	400
Avaya
9.000%, 04/01/2019 (A)(C)	1,237	963
7.000%, 04/01/2019 (A)(C)	1,524	1,170
BMC Software Finance
8.125%, 07/15/2021 (A)	5,841	5,912
Booz Allen Hamilton
5.125%, 05/01/2025 (A)	1,585	1,593
Cardtronics
5.500%, 05/01/2025 (A)	1,350	1,239
5.125%, 08/01/2022	3,676	3,593
CDK Global
4.875%, 06/01/2027 (A)	220	227
CDW
5.500%, 12/01/2024	1,650	1,798
5.000%, 09/01/2023	1,350	1,411
5.000%, 09/01/2025	1,435	1,500
Cimpress
7.000%, 04/01/2022 (A)	1,078	1,110
CommScope Technologies
6.000%, 06/15/2025 (A)	2,855	3,055
Dell International
8.350%, 07/15/2046 (A)	2,550	3,209
8.100%, 07/15/2036 (A)	2,775	3,428
7.125%, 06/15/2024 (A)	5,560	6,044
6.020%, 06/15/2026 (A)	4,029	4,429
5.875%, 06/15/2021 (A)	340	354
5.450%, 06/15/2023 (A)	1,350	1,456
Donnelley Financial Solutions
8.250%, 10/15/2024	1,871	2,004
Entegris
4.625%, 02/10/2026 (A)	4,402	4,485
Everi Payments
7.500%, 12/15/2025 (A)	4,720	4,719
First Data
7.000%, 12/01/2023 (A)	3,560	3,773
5.750%, 01/15/2024 (A)	6,400	6,640
5.375%, 08/15/2023 (A)	2,931	3,041
5.000%, 01/15/2024 (A)	4,680	4,844

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gartner
5.125%, 04/01/2025 (A)	$450	$470
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	6,234	6,982
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,245
6.625%, 08/01/2026	200	209
5.250%, 08/01/2026	2,360	2,395
Infor Software Parent
7.125% cash/7.875% PIK,
05/01/2021 (A)	1,665	1,707
Infor US
6.500%, 05/15/2022	3,710	3,821
Informatica
7.125%, 07/15/2023 (A)	1,330	1,357
j2 Cloud Services
6.000%, 07/15/2025 (A)	2,930	3,047
MagnaChip Semiconductor
6.625%, 07/15/2021	1,180	1,142
5.000%, 03/01/2021 (A)	500	787
Match Group
5.000%, 12/15/2027 (A)	3,924	3,953
Micron Technology
5.250%, 01/15/2024 (A)	1,940	2,022
Microsemi
9.125%, 04/15/2023 (A)	576	652
NCR
5.000%, 07/15/2022	3,936	3,995
Nuance Communications
5.625%, 12/15/2026 (A)	3,595	3,766
NXP
5.750%, 03/15/2023 (A)	2,020	2,091
4.625%, 06/01/2023 (A)	1,265	1,336
Open Text
5.875%, 06/01/2026 (A)	2,358	2,558
Plantronics
5.500%, 05/31/2023 (A)	4,783	4,980
Quintiles IMS
5.000%, 10/15/2026 (A)	7,728	8,095
Rackspace Hosting
8.625%, 11/15/2024 (A)	1,220	1,309
Riverbed Technology
8.875%, 03/01/2023 (A)	1,330	1,252
RP Crown Parent
7.375%, 10/15/2024 (A)	415	433
Sabre Global
5.375%, 04/15/2023 (A)	895	931
5.250%, 11/15/2023 (A)	7,488	7,769
Solera
10.500%, 03/01/2024 (A)	2,495	2,807
Symantec
5.000%, 04/15/2025 (A)	3,515	3,689

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Unisys
10.750%, 04/15/2022 (A)	$3,325	$3,695
VeriSign
4.750%, 07/15/2027	970	1,000
Veritas US
10.500%, 02/01/2024 (A)	5,020	5,259
7.500%, 02/01/2023 (A)	405	425
West
8.500%, 10/15/2025 (A)	969	946
Western Digital
10.500%, 04/01/2024	2,665	3,095
7.375%, 04/01/2023 (A)	1,610	1,751
WEX
4.750%, 02/01/2023 (A)	2,036	2,082
Zebra Technologies
7.250%, 10/15/2022	646	681

		174,879

Materials — 6.1%
AK Steel
7.500%, 07/15/2023	1,850	2,007
7.000%, 03/15/2027	970	961
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	756	854
6.750%, 09/30/2024 (A)	977	1,075
Aleris International
9.500%, 04/01/2021 (A)	2,776	2,922
7.875%, 11/01/2020	452	443
Allegheny Technologies
9.375%, 06/01/2019	2,155	2,379
7.875%, 08/15/2023	3,435	3,744
Alpha 3
6.250%, 02/01/2025 (A)	6,400	6,560
ArcelorMittal
7.500%, 10/15/2039	772	971
Ashland
4.750%, 08/15/2022	2,280	2,377
Axalta Coating Systems
4.875%, 08/15/2024 (A)	275	288
Big River Steel
7.250%, 09/01/2025 (A)	5,270	5,599
Blue Cube Spinco
10.000%, 10/15/2025	1,295	1,574
9.750%, 10/15/2023	1,700	2,025
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	940	980
Boart Longyear Management
10.000% cash/12.000% PIK,
12/31/2022	2,783	2,296
1.500% cash/1.500% PIK, 12/31/2022	1,264	442
Boise Cascade
5.625%, 09/01/2024 (A)	747	786

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	141

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CF Industries
5.150%, 03/15/2034	$580	$584
Chemours
6.625%, 05/15/2023	1,480	1,565
5.375%, 05/15/2027	923	962
Compass Minerals International
4.875%, 07/15/2024 (A)	1,931	1,902
Constellium
6.625%, 03/01/2025 (A)	640	680
5.875%, 02/15/2026 (A)	2,892	2,997
5.750%, 05/15/2024 (A)	2,330	2,406
Cornerstone Chemical
6.750%, 08/15/2024 (A)	5,593	5,537
CVR Partners
9.250%, 06/15/2023 (A)	1,966	2,084
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,320
First Quantum Minerals
7.500%, 04/01/2025 (A)	7,636	8,123
7.250%, 04/01/2023 (A)	1,440	1,523
FMG Resources August 2006 Pty
9.750%, 03/01/2022 (A)	895	996
5.125%, 05/15/2024 (A)	1,899	1,946
4.750%, 05/15/2022 (A)	2,157	2,192
Freeport-McMoRan
5.450%, 03/15/2043	9,365	8,871
5.400%, 11/14/2034	3,125	3,039
4.550%, 11/14/2024	365	364
3.875%, 03/15/2023	6,984	6,904
HB Fuller
4.000%, 02/15/2027	1,492	1,417
Hecla Mining
6.875%, 05/01/2021	2,875	2,947
Hexion
10.000%, 04/15/2020	2,213	2,091
Hexion US Finance
6.625%, 04/15/2020	10,003	8,828
Hudbay Minerals
7.625%, 01/15/2025 (A)	372	411
7.250%, 01/15/2023 (A)	616	658
Huntsman International
5.125%, 11/15/2022	1,830	1,972
INEOS Group Holdings
5.625%, 08/01/2024 (A)	2,375	2,476
Kissner Holdings
8.375%, 12/01/2022 (A)	1,460	1,484
Kraton Polymers
10.500%, 04/15/2023 (A)	870	985
7.000%, 04/15/2025 (A)	2,934	3,162
LSB Industries
8.500%, 08/01/2019 (D)	1,403	1,389

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mirabela Nickel
1.000%, 07/31/2044 (B)(C)	$23	$–
New Gold
6.375%, 05/15/2025 (A)	910	962
6.250%, 11/15/2022 (A)	4,158	4,293
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (B)(C)	385	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	1,572	1,588
5.000%, 05/01/2025 (A)	3,127	3,150
4.875%, 06/01/2024 (A)	1,492	1,511
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	919
5.875%, 08/15/2023 (A)	1,696	1,838
Perstorp Holding
8.500%, 06/30/2021 (A)	3,280	3,542
Platform Specialty Products
6.500%, 02/01/2022 (A)	2,798	2,893
5.875%, 12/01/2025 (A)	4,964	5,001
PQ
5.750%, 12/15/2025 (A)	471	482
Rain CII Carbon
7.250%, 04/01/2025 (A)	9,670	10,619
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(C)	1,056	–
Scotts Miracle-Gro
6.000%, 10/15/2023	1,115	1,186
5.250%, 12/15/2026	165	174
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	341	359
TPC Group
8.750%, 12/15/2020 (A)	7,006	6,953
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	1,805	1,884
Tronox Finance
7.500%, 03/15/2022 (A)	2,907	3,038
5.750%, 10/01/2025 (A)	1,463	1,521
U.S. Steel
6.875%, 08/15/2025	840	869
US Concrete
6.375%, 06/01/2024	436	468
Valvoline
4.375%, 08/15/2025 (A)	1,126	1,132
Venator Finance Sarl
5.750%, 07/15/2025 (A)	4,308	4,545
Versum Materials
5.500%, 09/30/2024 (A)	1,500	1,605

		180,630

Real Estate – 1.1%
CoreCivic
5.000%, 10/15/2022	230	240

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 05/01/2023	$1,575	$1,607
Equinix
5.875%, 01/15/2026	400	434
5.750%, 01/01/2025	115	123
5.375%, 01/01/2022	255	266
GEO Group
6.000%, 04/15/2026	3,199	3,319
5.875%, 01/15/2022	1,715	1,769
5.125%, 04/01/2023	255	256
GLP Capital
5.375%, 04/15/2026	370	399
Howard Hughes
5.375%, 03/15/2025 (A)	2,120	2,178
Iron Mountain
6.000%, 08/15/2023	790	828
Kennedy-Wilson
5.875%, 04/01/2024	500	516
Lamar Media
5.750%, 02/01/2026	1,689	1,814
MPT Operating Partnership
5.250%, 08/01/2026	350	369
5.000%, 10/15/2027	3,223	3,360
Qualitytech
4.750%, 11/15/2025 (A)	932	942
Realogy Group
4.875%, 06/01/2023 (A)	5,467	5,508
RHP Hotel Properties
5.000%, 04/15/2021	555	565
5.000%, 04/15/2023	2,850	2,928
Sabra Health Care
5.125%, 08/15/2026	1,311	1,333
SBA Communications
4.875%, 09/01/2024	850	880
Uniti Group
8.250%, 10/15/2023	1,460	1,398
7.125%, 12/15/2024 (A)	830	751
6.000%, 04/15/2023 (A)	470	464

		32,247

Telecommunication Services — 9.3%
Aegis Merger Sub
10.250%, 02/15/2023 (A)	1,483	1,613
AT&T
3.400%, 08/14/2024	515	513
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	1,436	1,508
CenturyLink
7.500%, 04/01/2024	3,955	3,856
6.750%, 12/01/2023	5,950	5,733
5.800%, 03/15/2022	2,438	2,331
5.625%, 04/01/2025	9,598	8,489

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cogent Communications Finance
5.625%, 04/15/2021 (A)	$2,500	$2,537
Cogent Communications Group
5.375%, 03/01/2022 (A)	2,609	2,752
CommScope
5.500%, 06/15/2024 (A)	905	948
Digicel Group
8.250%, 09/30/2020 (A)	3,951	3,807
6.750%, 03/01/2023 (A)	1,955	1,896
6.000%, 04/15/2021 (A)	3,553	3,427
Frontier Communications
11.000%, 09/15/2025	2,535	1,945
10.500%, 09/15/2022	7,555	5,987
8.500%, 04/15/2020	1,826	1,670
7.125%, 03/15/2019	1,452	1,403
7.125%, 01/15/2023	1,670	1,169
6.875%, 01/15/2025	8,525	5,840
GCI
6.875%, 04/15/2025	340	365
6.750%, 06/01/2021	1,024	1,042
GTT Communications
7.875%, 12/31/2024	2,228	2,349
Inmarsat Finance
6.500%, 10/01/2024 (A)	3,750	3,979
4.875%, 05/15/2022 (A)	2,755	2,800
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	2,814	2,726
9.500%, 09/30/2022 (A)	252	290
8.000%, 02/15/2024 (A)	3,148	3,329
7.500%, 04/01/2021	4,651	4,331
7.250%, 10/15/2020	7,495	7,083
5.500%, 08/01/2023	3,567	2,921
Intelsat Luxembourg
7.750%, 06/01/2021	1,540	909
Level 3 Communications
5.750%, 12/01/2022	705	712
Level 3 Financing
5.625%, 02/01/2023	100	101
5.375%, 01/15/2024	5,313	5,326
5.375%, 05/01/2025	10,676	10,706
Midcontinent Communications
6.875%, 08/15/2023 (A)	2,100	2,231
Nortel Networks Ltd.
0.000%, 07/15/2011 (C)	249	55
Numericable Group
6.250%, 05/15/2024 (A)	4,028	3,958
6.000%, 05/15/2022 (A)	6,655	6,709
Qwest Capital Funding
7.750%, 02/15/2031	730	641
Radiate Holdco
6.625%, 02/15/2025 (A)	6,784	6,496

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	143

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sable International Finance
6.875%, 08/01/2022 (A)	$935	$1,000
SFR Group
7.375%, 05/01/2026 (A)	12,271	12,362
SoftBank Group
6.000%, 07/30/2025	715	765
Sprint
7.875%, 09/15/2023	15,928	17,162
7.625%, 02/15/2025	8,161	8,667
7.250%, 09/15/2021	7,139	7,603
7.125%, 06/15/2024	4,865	5,063
Sprint Capital
8.750%, 03/15/2032	4,875	5,643
6.900%, 05/01/2019	545	573
6.875%, 11/15/2028	3,422	3,512
Telecom Italia
5.303%, 05/30/2024 (A)	1,125	1,200
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,600	1,600
Telesat Canada
8.875%, 11/15/2024 (A)	4,828	5,395
TIBCO Software
11.375%, 12/01/2021 (A)	4,363	4,745
T-Mobile USA
6.500%, 01/15/2024	1,415	1,502
6.500%, 01/15/2026	4,614	5,046
6.375%, 03/01/2025	4,475	4,804
6.000%, 04/15/2024	2,975	3,168
U.S. Cellular
6.700%, 12/15/2033	2,410	2,530
Unitymedia GmbH
6.125%, 01/15/2025 (A)	1,195	1,263
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	2,600	2,688
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,440	3,492
Urban One
9.250%, 02/15/2020 (A)	6,930	6,462
7.375%, 04/15/2022 (A)	6,566	6,468
Videotron
5.375%, 06/15/2024 (A)	420	453
5.125%, 04/15/2027 (A)	3,262	3,417
Virgin Media Finance
5.750%, 01/15/2025 (A)	869	889
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	315	328
5.500%, 08/15/2026 (A)	985	1,029
5.250%, 01/15/2026 (A)	4,195	4,326
Wave Holdco
8.250% cash/9.000% PIK, 07/15/2019 (A)	829	829

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wind Tre
5.000%, 01/20/2026 (A)	$5,446	$5,217
Windstream
7.750%, 10/01/2021	2,045	1,544
Windstream Services
7.750%, 10/15/2020	230	199
7.500%, 06/01/2022	3,455	2,557
6.375%, 08/01/2023	45	30
Zayo Group
6.375%, 05/15/2025	1,200	1,273
6.000%, 04/01/2023	2,705	2,815
5.750%, 01/15/2027 (A)	2,265	2,333
Ziggo Bond Finance
6.000%, 01/15/2027 (A)	2,244	2,209
5.875%, 01/15/2025 (A)	435	435
Ziggo Secured Finance
5.500%, 01/15/2027 (A)	5,617	5,668

		274,747

Utilities — 1.4%
AES
6.000%, 05/15/2026	125	136
5.500%, 03/15/2024	2,904	3,042
4.875%, 05/15/2023	290	296
AmeriGas Partners
5.875%, 08/20/2026	235	244
5.500%, 05/20/2025	720	730
Dynegy
8.000%, 01/15/2025 (A)	630	693
7.625%, 11/01/2024	3,580	3,898
7.375%, 11/01/2022	570	609
Ferrellgas
6.750%, 01/15/2022	325	306
6.750%, 06/15/2023	1,600	1,484
Ferrellgas Partners
8.625%, 06/15/2020	605	535
GenOn Americas Generation
9.125%, 05/01/2031 (C)	250	234
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	1,303	1,355
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,872	3,872
4.250%, 09/15/2024 (A)	982	992
NRG Energy
7.250%, 05/15/2026	5,345	5,866
6.625%, 01/15/2027	470	506
6.250%, 07/15/2022	530	552
6.250%, 05/01/2024	2,135	2,258
5.750%, 01/15/2028 (A)	2,910	2,954
NSG Holdings
7.750%, 12/15/2025 (A)	2,700	2,956

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Talen Energy Supply
6.500%, 06/01/2025	$1,976	$1,675
TerraForm Power Operating
6.625%, 06/15/2025 (A) (D)	1,612	1,767
5.000%, 01/31/2028 (A)	4,108	4,123
Texas Energy (Escrow Security)
3.818%, 12/31/2034 (B)	226	32

		41,115

Total Corporate Obligations (Cost $2,231,524) ($ Thousands)		2,252,575

ASSET-BACKED SECURITIES — 9.2%

Other Asset-Backed Securities —9.2%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
1.777%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)	965	68
B&M CLO, Ser 2014-1A, Cl D
6.109%, VAR ICE LIBOR USD 3 Month+4.750%, 04/16/2026 (A)(B)	2,185	2,131
B&M CLO, Ser 2014-1A, Cl E
7.109%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,520	2,226
Battalion CLO III, Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (A)(B)	2,697	516
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)	1,560	374
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)	3,445	1,275
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 10/17/2026 (A)(B)	4,118	1,771
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(F)	4,378	3,021
Battalion CLO VIII, Ser 2017-8A, Cl D1R
8.354%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)(B)	5,000	5,000
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(F)	6,380	5,295
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)	10,431	9,127
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(F)	2,640	1,426
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)	3	2,077
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)	3,068	2,731
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)	6,413	3,463

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ser 2015-VII, Cl SUB
0.000%, 07/18/2027 (B)	$9,035	$7,955
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(F)	9,000	7,245
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(F)	8,928	7,741
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(B)	10,091	8,856
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)	9,535	7,485
Benefit Street Partners Warehouse Note
0.000%, (B)(G)	1,429	1,429
Carlyle Global Market Strategies CLO, Ser 14- 3A, Cl SUB
0.000%, 07/27/2026 (A)(B)	2,234	1,653
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)	2,506	2,155
Cathedral Lake CLO, Ser 2017-3A, Cl ER
8.309%, VAR ICE LIBOR USD 3 Month+6.950%, 07/16/2029 (A)(B)	1,575	1,587
CIFC Funding, Ser 2012-2A, Cl SUB
0.000%, 12/05/2024 (A)(B)	2,313	1,087
CVP Cascade CLO, Ser 2014-2A, Cl D
6.154%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	779	730
CVP Cascade CLO, Ser 2014-2A, Cl E
7.154%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,531	2,133
Fifth Street Senior Loan Fund I, Ser 2015-1A, Cl E
8.563%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	5,110	5,113
Fifth Street Senior Loan Fund II, Ser 2015- 2A, Cl D
8.678%, VAR ICE LIBOR USD 3 Month+7.300%, 09/29/2027 (A)(B)	6,350	6,147
Fifth Street Senior Loan Fund II, Ser 2015-2A, Cl SUB
0.000%, 09/29/2027 (A)(B)	6,200	3,856
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/2024 (B)	7,644	2,370
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)	3,046	1,310
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
8.067%, VAR ICE LIBOR USD 3 Month+6.750%, 03/31/2027 (A)(B)	2,270	2,265
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)	4,940	4,370

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	145

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2015-1, Cl SUB
0.000%, 07/15/2026 (A)(B)	$5,593	$3,775
Great Lakes CLO, Ser 2015-1A, Cl E
8.059%, VAR ICE LIBOR USD 3 Month+6.700%, 07/15/2026 (A)(B)	3,854	3,854
Great Lakes CLO, Ser 2015-1A, Cl F
8.859%, VAR ICE LIBOR USD 3 Month+7.500%, 07/15/2026 (A)(B)	1,756	1,651
Great Lakes CLO, Ser 2017-1A, Cl ER
8.859%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)	3,376	3,229
Great Lakes CLO, Ser 2017-1A, Cl FR
11.359%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)	1,972	1,865
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
8.873%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	5,687	5,653
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)	1,149	1,149
JFIN Revolver CLO, Ser 2014-2A, Cl C
4.186%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/2022 (A)(B)	2,049	2,049
JFIN Revolver CLO, Ser 2015-2A, Cl E
8.353%, VAR ICE LIBOR USD 3 Month+7.000%, 10/19/2026 (A)(B)	3,125	3,133
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2024 (A)(B)	4,865	3,454
Lockwood Grove CLO, Ser 2016-1A, Cl ER
9.117%, VAR ICE LIBOR USD 3 Month+7.750%, 04/25/2025 (A)(B)	2,808	2,829
Nelder Grove CLO, Ser 2017-1A, Cl ER
8.168%, VAR ICE LIBOR USD 3 Month+6.700%, 08/28/2026 (A)(B)	3,074	3,074
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (A)(B)	542	7
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.150%, 04/15/2026 (A)(B)	175	23
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
0.000%, 04/15/2026 (A)(B)	2,625	1,129
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.100%, 10/17/2027 (A)(B)	161	121
0.000%, 10/17/2027 (A)(B)	5,235	3,769
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.467%, VAR ICE LIBOR USD 3 Month+6.100%, 07/25/2025 (A)(B)	2,026	1,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
6.467%, VAR ICE LIBOR USD 3 Month+5.100%, 10/25/2028 (A)(B)	$1,110	$1,122
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
9.117%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(B)	15,428	15,536
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(B)(F)	21,812	19,413
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.417%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	4,470	4,356
NXT Capital CLO, Ser 2017-1A, Cl E
8.713%, VAR ICE LIBOR USD 3 Month+7.350%, 04/20/2029 (A)(B)	21,400	20,454
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)(B)	2,940	1,544
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)	3,012	2,575
OCP CLO, Ser 2017-4A, Cl DR
8.135%, VAR ICE LIBOR USD 3 Month+6.770%, 04/24/2029 (A)(B)	2,000	2,015
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)	7,965	3,027
TCP Waterman CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)	13,119	11,807
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)	7,377	6,558
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)	2,950	2,611
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (A)(B)	9,455	5,200
Venture X CLO, Ser 2017-10A, Cl ERR
8.113%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/2027 (A)(B)	2,000	2,025
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.100%, 08/28/2029 (A)(B)	113	64
Venture XXII CLO, Ser 2016-22A, Cl F
9.209%, VAR ICE LIBOR USD 3 Month+7.850%, 01/15/2028 (A)(B)	1,108	1,102
Venture XXIV CLO, Ser 2016-24A, Cl SUB
0.000%, 10/20/2028 (A)(B)	4,095	3,716
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)	3,820	3,218
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)	7,469	6,871

Total Asset-Backed Securities (Cost $242,446) ($ Thousands)		271,917

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 6.9%
21st Century Oncology Holdings, Delayed Term Loan, 1st Lien
8.820%, 02/27/2018	$110	$110
21st Century Oncology Holdings, Tranche B Term Loan
7.465%, VAR LIBOR+6.125%, 04/30/2022	1,253	1,175
Academy Ltd., Initial Term Loan, 1st Lien
5.318%, VAR LIBOR+4.000%, 07/01/2022	1,597	1,279
5.313%, VAR LIBOR+4.000%, 07/01/2022	1,741	1,395
5.240%, VAR LIBOR+4.000%, 07/01/2022	7	6
Accudyne Industries Borrower S.C.A. / Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 08/18/2024	1,385	1,391
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.492%, VAR LIBOR+3.250%, 04/28/2022	1,965	1,958
Air Medical Group Holdings, Term Loan B, 1st Lien
5.507%, 09/26/2024	2,010	2,020
Alvogen Pharma US, Term Loan, 1st Lien
6.240%, VAR LIBOR+5.000%, 04/01/2022 (B)	2,508	2,484
Amplify Snack Brands, Term Loan, 1st Lien
6.750%, VAR LIBOR+5.500%, 09/02/2023	1,364	1,316
Anaren, Term Loan, 1st Lien
5.833%, VAR LIBOR+4.500%, 02/18/2021 (B)	553	556
Anaren, Term Loan, 2nd Lien
9.583%, VAR LIBOR+8.250%, 08/18/2021	1,300	1,287
Applied Systems, Term Loan, 2nd Lien
8.324%, 09/19/2025	617	634
Ascend Learning, Initial Term Loan, 1st Lien
4.492%, VAR LIBOR+3.250%, 07/12/2024	260	261
Aspect Software, Term Loan, 1st Lien
11.242%, VAR LIBOR+10.000%, 05/25/2020	—	—
Asurion LLC (fka Asurion), Replacement Term Loan B-2, 2nd Lien
7.242%, VAR LIBOR+6.000%, 08/04/2025	4,601	4,717

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion LLC (fka Asurion), Replacement Term Loan B-5, 2nd Lien
4.242%, VAR LIBOR+3.000%, 11/03/2023	$497	$499
Atlas America Finance, Term Loan
8.580%, VAR LIBOR+7.330%, 05/06/2021	274	245
Avaya, Exit Term Loan, 1st Lien
6.227%, 11/08/2024	1,578	1,556
BCP Raptor LLC, Initial Term Loan, 1st Lien
5.522%, VAR LIBOR+4.250%, 06/24/2024	2,449	2,466
Big River Steel, Closing Date Term Loan, 1st Lien
6.333%, VAR LIBOR+5.000%, 08/23/2023 (B)	2,382	2,400
BMC Foreign Holding Unlimited (fka BMC Foreign Holding), Initial B-1 Foreign USD Term Loan
5.333%, VAR LIBOR+4.000%, 09/10/2022	1,465	1,468
BMC Software Finance, Initial B-1 US Term Loan, 1st Lien
5.242%, VAR LIBOR+4.000%, 09/10/2022	1,423	1,424
Boart Longyear Management, Term Loan, 1st Lien
0.000%, 10/23/2020 (H)	139	139
BPA Laboratories, Term Loan, 2nd Lien
3.814%, VAR LIBOR+2.500%, 04/29/2020	273	259
BWay Holding, Initial Term Loan, 1st Lien
4.599%, VAR LIBOR+3.250%, 04/03/2024	2,125	2,133
4.522%, VAR LIBOR+3.250%, 04/03/2024	5	5
Cable & Wireless Communications PLC (Sable), Term B-3 Loan
4.742%, VAR LIBOR+3.500%, 01/31/2025	5,602	5,607
Calceus Acquisition, Term B-1 Loan, 1st Lien
5.250%, VAR LIBOR+4.000%, 01/31/2020	118	109
California Resources, Term Loan, 1st Lien
11.658%, VAR LIBOR+10.375%, 12/31/2021	5,562	6,007
4.242%, VAR LIBOR+3.000%, 11/25/2019	85	84
Cengage Learning, 2016 Refinancing Term Loan
5.495%, VAR LIBOR+4.250%, 06/07/2023	1,818	1,729

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	147

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ceva Group PLC (fka Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1st Lien
6.500%, VAR LIBOR+-0.100%, 03/19/2021	$203	$189
Ceva Intercompany BV, Dutch BV Term Loan, 1st Lien
6.878%, VAR LIBOR+5.500%, 03/19/2021	207	197
Ceva Logistics Canada, ULC (fka TNT Canada ULC), Canadian Term Loan, 1st Lien
6.878%, VAR LIBOR+5.500%, 03/19/2021	36	34
Ceva Logistics U.S. Holdings (fka Louis U.S. Holdco), US Term Loan, 1st Lien
6.878%, VAR LIBOR+5.500%, 03/19/2021	285	271
Checkout Holding, Term Loan B, 1st Lien
4.742%, VAR LIBOR+3.500%, 04/09/2021	3,063	2,382
Chesapeake Energy, Class A Loan, 1st Lien
8.954%, VAR LIBOR+7.500%, 08/23/2021	2,850	3,032
Chief Exploration & Development, Term Loan, 2nd Lien
7.959%, VAR LIBOR+6.500%, 05/16/2021	2,054	2,012
CityCenter Holdings, Term B Loan, 1st Lien
3.742%, VAR LIBOR+2.500%, 04/18/2024	489	491
Club, Cov-Lite, Term Loan B, 1st Lien
4.588%, 09/18/2024	1,815	1,818
Communications Sales & Leasing (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.242%, VAR LIBOR+3.000%, 10/24/2022	3,192	3,070
Conduent, Term Loan B, 1st Lien
4.242%, VAR LIBOR+3.000%, 12/07/2023	—	—
Contura Energy, Term Loan, 1st Lien
6.280%, VAR LIBOR+5.000%, 03/18/2024 (B)	2,833	2,770
Cowlitz Tribal Gaming Authority, Term Loan B
11.742%, VAR LIBOR+10.500%, 12/06/2021 (B)	4,500	5,040
CTI Foods Holding, Term Loan, 2nd Lien
8.500%, VAR LIBOR+7.250%, 06/28/2021	950	684
Cumulus Media Holdings, Term Loan, 1st Lien
4.500%, VAR LIBOR+3.250%, 12/23/2020	7,199	6,218
Delta 2 (Lux) SARL, Facility B3 (USD), 1st Lien
4.242%, VAR LIBOR+3.000%, 02/01/2024	4,732	4,756

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Dex Media, Term Loan, 1st Lien
11.242%, VAR LIBOR+10.000%, 07/29/2021	$685	$702
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.333%, VAR LIBOR+8.000%, 09/30/2020 (B)	4,447	4,470
Empire Generating, Term B Advance, 1st Lien
5.630%, VAR LIBOR+4.250%, 03/12/2021	1,531	1,324
Empire Generating, Term C Advance, 2nd Lien
5.630%, VAR LIBOR+4.250%, 03/12/2021	151	131
Evergreen Skills Lux SARL, Initial Term Loan, 1st Lien
5.992%, VAR LIBOR+4.750%, 04/28/2021	4,306	4,125
Evergreen Skills Lux SARL, Initial Term Loan, 2nd Lien
9.295%, VAR LIBOR+8.250%, 04/28/2022	315	276
Exgen Texas Power, Term Loan, 1st Lien
6.083%, VAR LIBOR+4.750%, 09/18/2021	3,517	2,174
Fairmount Santrol (fka Fairmount Minerals, Ltd.), Initial Term Loan, 1st Lien
7.377%, VAR LIBOR+6.000%, 11/01/2022	1,424	1,432
Flex Acquisition, Initial Term Loan, 1st Lien
4.336%, VAR LIBOR+3.000%, 12/29/2023	1,946	1,956
Foresight Energy LLC, Term Loan, 1st Lien
7.083%, VAR LIBOR+5.750%, 03/28/2022	2,511	2,314
Forterra Finance LLC, Replacement Term Loan
4.242%, VAR LIBOR+3.000%, 10/25/2023	620	559
FTS International (fka Frac Tech International, LLC), Initial Term Loan
5.992%, VAR LIBOR+4.750%, 04/16/2021	700	682
Gardner Denver, Tranche B-1 Dollar Term Loan
4.083%, VAR LIBOR+2.750%, 07/30/2024	1,174	1,178
Gavilan Resources, Initial Term Loan, 2nd Lien
7.245%, VAR LIBOR+6.000%, 03/01/2024	2,655	2,609

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
General Nutrition Centers, Amended Tranche B Term Loan, 1st Lien
3.750%, VAR Prime Rate by Country+2.500%, 03/04/2019	$3,428	$3,201
Green Energy Partners/Stonewall, Term B-1 Conversion Advances, 1st Lien
6.833%, VAR LIBOR+5.500%, 11/13/2021	739	713
Gulf Finance, Tranche B Term Loan, 1st Lien
6.590%, VAR LIBOR+5.250%, 08/25/2023	730	679
iHeartCommunications (fka Clear Channel Communications), Tranche D Term Loan, 1st Lien
8.083%, VAR LIBOR+6.750%, 01/30/2019 (B)	606	456
Indivior Finance, Initial Term Loan
7.390%, 12/19/2019 (B)	1,706	1,715
J. Crew Group, Amended Loan, 1st Lien
4.503%, VAR LIBOR+3.220%, 03/05/2021	906	522
4.462%, VAR LIBOR+3.220%, 03/05/2021	3,075	1,770
KCA Deutag US Finance (KCA Deutag GMBH), Original Term Loan, 1st Lien
7.196%, VAR LIBOR+5.750%, 05/15/2020	987	954
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
13.820%, VAR LIBOR+12.500%, 12/07/2020	3,281	2,032
Mashantucket (Western) Pequot Tribe, Term B Loan
9.367%, VAR LIBOR+8.125%, 06/30/2020	10,219	9,747
Mashantucket (Western) Pequot Tribe, Term Loan A
5.242%, VAR LIBOR+4.000%, 07/01/2018	2,003	1,897
Medallion Midland, Term Loan B, 1st Lien
4.562%, 10/31/2024	1,860	1,862
Medical Card System, Term Loan
1.500%, VAR LIBOR+0.500%, 05/31/2019 (B)	1,975	1,729
MEG Energy, Initial Term Loan, 1st Lien
4.833%, VAR LIBOR+3.500%, 12/31/2023	517	517
Metroflag, Term Loan, 2nd Lien
14.000%, 01/06/2009 (B)(C)	325	—
Misys Limited, Dollar Term Loan, 1st Lien
4.817%, VAR LIBOR+3.500%, 06/13/2024	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Misys Limited, Dollar Term Loan, 2nd Lien
8.567%, VAR LIBOR+7.250%, 06/13/2025	$1,916	$1,915
MMM Holdings, MMM Term Loan, 1st Lien
10.250%, VAR LIBOR+8.750%, 06/30/2019 (B)	505	485
Moneygram International, Term Loan
4.583%, VAR LIBOR+3.250%, 03/27/2020	1,770	1,766
MSO of Puerto Rico, MSO Term Loan
10.250%, VAR LIBOR+1.500%, 06/30/2019 (B)	367	353
Murray Energy, Term Loan B-2
8.583%, VAR LIBOR+7.250%, 04/16/2020	6,181	5,478
NaNa Development, Term Loan, 1st Lien
8.080%, VAR LIBOR+6.750%, 03/15/2018	15	15
Neiman Marcus Group, Other Term Loan
4.492%, VAR LIBOR+3.250%, 10/25/2020	2,241	1,826
New LightSquared, Term Loan, 1st Lien
10.067%, VAR LIBOR+1.220%, 06/15/2020	3,121	2,960
New MMI, Term B Loan, 1st Lien
9.130%, VAR LIBOR+7.750%, 01/31/2020	3,342	3,258
Nine West Holdings, Initial Loan (Unsecured), 1st Lien
6.599%, VAR LIBOR+5.250%, 01/08/2020	8,228	2,729
Occidental Petroleum, Term Loan, 1st Lien
6.016%, 11/14/2022	2,319	2,279
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.296%, VAR LIBOR+4.000%, 06/07/2019	594	594
Onex Carestream Finance LP, Term Loan, 1st Lien
9.833%, VAR LIBOR+8.500%, 12/07/2019	3,578	3,501
Optiv, Initial Term Loan, 2nd Lien
8.625%, VAR LIBOR+7.250%, 01/31/2025	529	489
Ortho-Clinical Diagnostics, Initial Term Loan, 1st Lien
5.083%, VAR LIBOR+3.750%, 06/30/2021	910	912
Oxbow Carbon (Oxbow Calcining), Initial Term Loan
8.242%, VAR LIBOR+7.000%, 01/17/2020	1,908	1,911

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	149

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
P2 Upstream Acquisition (P2 Upstream Canada BC ULC), Term Loan, 1st Lien
5.400%, VAR LIBOR+4.000%, 10/30/2020	$1,067	$1,042
Panda Temple Power II, Construction Term Loan Advance, 1st Lien
7.333%, VAR LIBOR+6.000%, 04/03/2019 (B)	344	310
Pardus Oil and Gas (fka Energy & Exploration Partners), Term Loan, 2nd Lien
5.000%, 05/13/2022 (B)	143	—
Pardus Oil and Gas (fka Energy & Exploration Partners), Tranche A Term Loan, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021 (B)	277	25
Petco Animal Supplies, Term Loan, 1st Lien
4.380%, VAR LIBOR+3.000%, 01/26/2023	2,953	2,322
PetSmart, Tranche B-2 Loan, 1st Lien
4.340%, VAR LIBOR+3.000%, 03/11/2022	1,208	1,040
Quorum Health, Term Loan B, 1st Lien
8.067%, VAR LIBOR+6.750%, 04/29/2022	1,390	1,394
Quorum Health, Term Loan, 1st Lien
7.992%, VAR LIBOR+6.750%, 04/29/2022	8	8
Revlon Consumer Products, Initial Term Loan B, 1st Lien
4.742%, VAR LIBOR+3.500%, 09/07/2023	990	747
Riverbed Technology, First Amendment Term Loan, 1st Lien
4.500%, VAR LIBOR+3.250%, 04/25/2022	1,682	1,650
Rue 21 LLC, Term Loan
12.500%, 09/22/2022	201	197
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan,
4.333%, VAR LIBOR+3.000%, 02/21/2021	1,839	1,414
Sequa Mezzanine Holdings, Initial Loan
10.375%, VAR LIBOR+9.000%, 04/28/2022	1,543	1,561
Sequa Mezzanine Holdings, Initial Term Loan
6.875%, VAR LIBOR+5.500%, 11/28/2021	1,713	1,724
Sprint Communications, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.500%, 02/02/2024	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Staples, Closing Date Term Loan
5.310%, VAR LIBOR+4.000%, 09/12/2024	$3,569	$3,415
Steinway Musical Instruments, Loan, 1st Lien
4.992%, VAR LIBOR+3.750%, 09/19/2019	1,418	1,391
Syncreon Global Finance (US) (Syncreon Group B.V.), Term Loan, 1st Lien
5.492%, VAR LIBOR+4.250%, 10/28/2020	716	638
Syniverse Holdings, Initial Term Loan
4.242%, VAR LIBOR+3.000%, 04/23/2019	4,190	4,125
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.333%, VAR LIBOR+3.000%, 04/23/2019	2,142	2,109
The Hillman, Term Loan B, 1st Lien
4.840%, 06/30/2021	305	307
Toys ‘R’ US-Delaware, DIP Term Loan, 1st Lien
8.000%, VAR LIBOR+6.750%, 01/18/2019	420	421
Traverse Midstream Partners, Advance, 1st Lien
5.330%, VAR LIBOR+4.000%, 09/27/2024	3,338	3,369
Traverse Midstream Partners, Term Loan, 1st Lien
0.000%, 06/30/2018 (B)(H)	1,675	1,675
Varsity Brands Holding (fka Hercules Achievement), Initial Term Loan, 1st Lien
4.742%, VAR LIBOR+3.500%, 12/10/2021	7	7
4.742%, VAR LIBOR+3.500%, 12/10/2021	1,483	1,493
Veritas US, New Dollar Term B Loan
5.833%, VAR LIBOR+4.500%, 01/27/2023	4,498	4,496
Vizient, Term B-3 Loan, 1st Lien
4.742%, VAR LIBOR+3.500%, 02/13/2023	1,557	1,561
Walter Investment Management, Tranche B Term Loan, 1st Lien
4.992%, VAR LIBOR+3.750%, 12/18/2020	1,328	1,235
Weight Watchers International, Initial Tranche B-2 Term Loan
4.470%, VAR LIBOR+3.250%, 04/02/2020	2	2

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Weight Watchers International, Initial Tranche B-2 Term Loan
4.500%, VAR LIBOR+3.250%, 04/02/2020	$210	$209
Weight Watchers International, Initial Tranche B-2 Term Loan, 1st Lien
4.590%, VAR LIBOR+3.250%, 04/02/2020	386	384
Windstream Services (fka Windstream), Tranche B-6 Term Loan (2016)
5.240%, VAR LIBOR+4.000%, 03/29/2021	1,977	1,858

Total Loan Participations (Cost $207,289) ($ Thousands)		204,015

	Shares

COMMON STOCK — 1.0%
Amplify Energy *	147,449	1,519
Aspect Software CR1 *(B)(F)	40,500	416
Aspect Software CR2 *(B)(F)(I)(J)	16,397	168
Atlas Iron	365,440	5
Berry Petroleum *(B)	4,581,030	1,566
Boart Longyear *	155,036,614	1,177
Caesars Entertainment *	162,079	2,148
Ceva Holdings *(B)	561	238
CHC Group *	3,887	27
CUI Acquisition *(B)(F)	3	243
Energy & Exploration *(B)	351	—
Global Aviation Holdings, Cl A *(B)	101,199	—
Gymboree *	71,390	1,428
Halcon Resources *	93,809	665
Houghton Mifflin Harcourt *	37,762	368
Linn Energy *	34,710	1,313
Medical Card Systems *(B)(J)	367,719	—
MModal *	43,639	982
NII Holdings *	109,107	27
Patterson-UTI Energy	41,894	905
Peabody Energy *	660,000	—
Reichhold Industries *(B)(F)	1,755	1,308
Rue 21 *	76,558	276
SandRidge Energy *	10,878	202
SandRidge Energy (Escrow Security) (B)	7,605,000	—
TE Holdcorp *	67,771	176
Titan Energy *	22,243	33
UCI International *(B)	39,275	746
VICI Properties *	333,380	6,584
Vistra Energy	372,142	7,034

Total Common Stock (Cost $28,666) ($ Thousands)		29,554

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.6%
Advanced Micro Devices CV to 125.0031
2.125%, 09/01/2026	$690	$1,080
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	632
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026 (A)	1,123	1,030
DISH Network CV to 15.3429
3.375%, 08/15/2026	770	858
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024 (A)	1,232	1,025
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,861	5,502
Liberty Media CV to 22.9469
4.000%, 11/15/2029	3,894	2,765
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,296
Mirabela Nickel
9.500%, 06/24/2019 (A)(B)(C)	1,133	102
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—
Weatherford International CV to 129.1656
5.875%, 07/01/2021	489	490

Total Convertible Bonds (Cost $18,382) ($ Thousands)		17,780

MUNICIPAL BONDS — 0.5%

Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	4,735	5,002

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (C)	185	42
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (C)	3,220	773
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (C)	1,065	242
5.000%, 07/01/2041 (C)	855	195
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (C)	265	77
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (C)	150	43
5.000%, 08/01/2023 (C)	1,685	486
4.950%, 08/01/2022 (C)	55	16
4.900%, 08/01/2021 (C)	65	19
4.500%, 08/01/2019 (C)	100	29

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	151

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (C)	$15	$4
Government Development Bank for Puerto Rico, Ser Senior A, RB
5.500%, 08/01/2020 (B)(C)	1,315	380
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/2019 (B)(C)	1,780	514
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/2016 (C)	645	186
5.000%, 12/01/2017 (B)(C)	150	43
4.704%, 12/31/2049 (B)(C)	1,075	311
Government Development Bank for Puerto Rico, Ser Senior C, RB
5.400%, 08/01/2019 (B)(C)	500	144

		3,504

Texas — 0.2%
Texas State, Public Finance Authority, Texas Windstorm Insurance Association, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024 (B)	5,455	5,660

Total Municipal Bonds (Cost $16,725) ($ Thousands)		14,166

	Shares

PREFERRED STOCK — 0.3%
Aspen Insurance Holdings Ltd., 5.950%	92,000	2,494
Berry Petroleum, 0.000% *(B)(I)(J)	264,412	2,644
Ceva Holdings, 0.000% *(B)	1,214	516
GMAC Capital Trust I, 8.125%	28,000	731
TE Holdcorp, 0.000% *	101,081	935
VICI Properties, 0.000% *(B)	13,510	282

Total Preferred Stock (Cost $7,688) ($ Thousands)		7,602

	Number of Rights

RIGHTS — 0.0%
TXU/Tech ‡‡*(B)	506,452	473

Total Rights (Cost $634) ($ Thousands)		473

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Jack Cooper Holdings, Expires 04/26/2027
Strike Price $– *(B)	4,645	$—
Lion Holdings, Expires 12/30/2027
Strike Price $– *	2,380	—
Midstates Petroleum, Expires 04/21/2020
Strike Price $– *(F)	12,975	1
SandRidge Energy, Expires 10/04/2022
Strike Price $41.34 *	14,900	23
SandRidge Energy, Expires 10/04/2022
Strike Price $42.03 *	6,273	7

Total Warrants (Cost $84) ($ Thousands)		31

	Shares

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	158,398,867	158,399

Total Cash Equivalent (Cost $158,399) ($ Thousands)		158,399

Total Investments in Securities— 100.4% (Cost $2,911,837) ($ Thousands)		$2,956,512

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

A list of open centrally cleared swap agreements held by the Fund at November 30, 2017 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY Series 26	Sell	5.00%	Quarterly	06/20/2021	$(3,100)	$247	$158	$89
CDX.NA.HY Series 27	Sell	5.00%	Quarterly	12/20/2021	(9,150)	748	(85)	833
CDX.NA.HY Series 28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	542	508	34
CDX.NA.HY Series 29	Sell	5.00%	Quarterly	12/20/2022	(4,080)	322	326	(4)

						$1,859	$907	$952

A list of open OTC swap agreements held by the Fund at November 30, 2017 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan	IBOXHY	IBOXHY	3-Month USD -LIBOR	Quarterly	12/20/2017	USD	$37,000	$(538)	$75	$(613)

Percentages are based on Net Assets of $2,943,532 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡‡	Expiration date not available.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $1,487,284 ($ Thousands), representing 50.5% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2017. The coupon on a step bond changes on a specified date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2017 was $46,276 ($ Thousands) and represented 1.6% of the Net Assets of the Fund.

(G)	Warehouse Note — Interest rate and maturity date are not available.

(H)	Unsettled bank loan. Interest rate not available.

(I)	Securities considered illiquid. The total value of such securities as of November 30, 2017 was $191 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(J)	Securities considered restricted. The total market value of such securities as of November 30, 2017 was $190 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,245,075	$7,500	$2,252,575
Asset-Backed Securities	–	5,162	266,755	271,917
Loan Participations	–	179,548	24,467	204,015
Common Stock	19,108	5,761	4,685	29,554
Convertible Bonds	–	17,678	102	17,780
Municipal Bonds	–	2,112	12,054	14,166
Preferred Stock	3,225	935	3,442	7,602
Rights	–	–	473	473
Warrants	–	31	–	31
Cash Equivalent	158,399	–	–	158,399

Total Investments in Securities	$180,732	$2,456,302	$319,478	$2,956,512

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	153

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

High Yield Bond Fund (Concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps *	$—	$(613)	$—	$(613)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	956	—	956
Unrealized Depreciation	—	(4)	—	(4)

Total Other Financial Instruments	$—	$339	$—	$339

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands).

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Rights	Investments in Warrants
Balance as of May 31, 2017	$11,800	$278,423	$3,078	$2,605	$5,186	$79	$255	$572	$5
Accrued discounts/premiums	2	(233)	(162)	–	–	–	–	–	–
Realized gain/(loss)	–	3,954	(74)	(1,733)	–	–	78	–	(15)
Change in unrealized appreciation/ depreciation	(127)	4,433	68	1,838	37	23	322	(572)	10
Purchases	–	77,914	133	410	–	–	284	–	–
Sales	–	(95,776)	(857)	–	(115)	–	(141)	–	–
Net transfer into Level 3	2,690	–	22,281	1,565	7,052	–	2,644	473	–
Net transfer out of Level 3	(6,865)	(1,960)	–	–	(106)	–	–	–	–

Ending Balance as of November 30, 2017	$7,500	$266,755	$24,467	$4,685	$12,054	$102	$3,442	$473	$–

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(127)	$6,730	$726	$(56)	$195	$39	$(5)	$(43)	$–

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$123,535	$523,392	$(488,528)	$158,399	$668

The accompanying notes are an integral part of the financial statements

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.5%

Consumer Discretionary — 5.3%
21st Century Fox America
8.150%, 10/17/2036	$1,845	$2,669
7.850%, 03/01/2039	2,960	4,234
7.750%, 01/20/2024	125	154
7.625%, 11/30/2028	2,411	3,141
7.430%, 10/01/2026	775	988
6.550%, 03/15/2033	1,985	2,506
6.150%, 02/15/2041	1,250	1,551
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	1,233
Amazon.com
4.950%, 12/05/2044	1,515	1,777
4.250%, 08/22/2057 (A)	715	752
4.050%, 08/22/2047 (A)	6,428	6,697
AutoZone
3.750%, 06/01/2027	875	881
CBS
4.600%, 01/15/2045	600	594
3.700%, 06/01/2028 (A)	1,543	1,508
Charter Communications Operating
6.484%, 10/23/2045	3,118	3,586
6.384%, 10/23/2035	3,970	4,569
5.375%, 05/01/2047 (A)	400	404
Comcast
6.400%, 05/15/2038	994	1,322
5.700%, 07/01/2019	100	106
5.650%, 06/15/2035	945	1,170
4.600%, 08/15/2045	835	908
4.250%, 01/15/2033	2,805	2,990
4.049%, 11/01/2052 (A)	7,243	7,171
3.999%, 11/01/2049 (A)	2,373	2,362
3.969%, 11/01/2047 (A)	3,883	3,892

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 07/15/2046	$1,764	$1,607
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,597
Discovery Communications
5.200%, 09/20/2047	2,703	2,677
4.875%, 04/01/2043	1,070	1,026
Discovery Communications LLC
5.000%, 09/20/2037	790	791
Ford Holdings
9.300%, 03/01/2030	810	1,143
Ford Motor
7.400%, 11/01/2046	570	745
5.291%, 12/08/2046	1,260	1,341
4.750%, 01/15/2043	745	738
General Motors
6.600%, 04/01/2036	1,320	1,581
6.250%, 10/02/2043	3,050	3,547
5.400%, 04/01/2048	1,105	1,178
Home Depot
4.250%, 04/01/2046	1,545	1,670
4.200%, 04/01/2043	1,035	1,108
3.900%, 06/15/2047	2,505	2,571
Lowe’s
4.375%, 09/15/2045	890	962
4.050%, 05/03/2047	690	714
3.700%, 04/15/2046	1,965	1,918
McDonald’s MTN
4.600%, 05/26/2045	650	709
4.450%, 03/01/2047	935	998
NBCUniversal Media LLC
5.950%, 04/01/2041	786	1,001
Newell Brands
5.500%, 04/01/2046	350	414
Time Warner
4.650%, 06/01/2044	2,028	2,027
3.800%, 02/15/2027	945	942
Time Warner Cable
7.300%, 07/01/2038	755	931
6.550%, 05/01/2037	1,000	1,146
5.875%, 11/15/2040	2,290	2,465
Time Warner Cable LLC
6.750%, 06/15/2039	710	829
5.500%, 09/01/2041	2,935	3,011
4.500%, 09/15/2042	545	499
Viacom
5.850%, 09/01/2043	3,620	3,626
5.250%, 04/01/2044	255	242
4.850%, 12/15/2034	2,052	1,941

		104,860

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	155

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 5.1%
Altria Group
3.875%, 09/16/2046	$1,700	$1,657
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	16,095	18,170
4.700%, 02/01/2036	9,465	10,488
Anheuser-Busch InBev Worldwide
4.439%, 10/06/2048	1,417	1,502
BAT Capital
4.540%, 08/15/2047 (A)	2,080	2,150
4.390%, 08/15/2037 (A)	4,025	4,159
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,100	1,062
Bowdoin College
4.693%, 07/01/2112	1,164	1,178
Coca-Cola Femsa
3.875%, 11/26/2023	2,514	2,638
CVS Health
5.125%, 07/20/2045	1,895	2,084
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,425	8,297
Ford Foundation
3.859%, 06/01/2047	2,510	2,633
General Mills
5.400%, 06/15/2040	815	963
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,015	2,150
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,111
5.200%, 07/15/2045	3,873	4,189
5.000%, 07/15/2035	605	658
5.000%, 06/04/2042	2,200	2,314
4.375%, 06/01/2046	4,755	4,589
Kroger
4.650%, 01/15/2048	564	564
4.450%, 02/01/2047	4,610	4,476
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	904
Molson Coors Brewing
4.200%, 07/15/2046	750	743
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	746
Northwestern University
4.643%, 12/01/2044	150	179
PepsiCo
3.450%, 10/06/2046	1,536	1,468
Pernod Ricard
4.450%, 01/15/2022 (A)	675	720
Philip Morris International
6.375%, 05/16/2038	295	393
4.500%, 03/20/2042	3,020	3,227
4.250%, 11/10/2044	1,245	1,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 03/04/2043	$435	$442
Procter & Gamble
3.500%, 10/25/2047	350	345
Reynolds American
5.850%, 08/15/2045	610	743
Tufts University
5.017%, 04/15/2112	202	226
University of Southern California
5.250%, 10/01/2111	1,590	1,961
Walgreens Boots Alliance
4.800%, 11/18/2044	3,005	3,144
4.650%, 06/01/2046	1,300	1,334
Wal-Mart Stores
4.750%, 10/02/2043	505	608
4.300%, 04/22/2044	1,170	1,332
3.625%, 12/15/2047	2,950	3,044

		99,877

Energy — 7.7%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	669	784
Anadarko Finance
7.500%, 05/01/2031	1,340	1,712
Anadarko Petroleum
6.600%, 03/15/2046	325	409
5.414%, 10/10/2036 (B)	9,000	3,801
4.500%, 07/15/2044	1,075	1,043
Apache
5.250%, 02/01/2042	310	330
5.100%, 09/01/2040	400	422
4.750%, 04/15/2043	1,345	1,362
BG Energy Capital
5.125%, 10/15/2041 (A)	805	957
Burlington Resources Finance
7.200%, 08/15/2031	25	33
Canadian Natural Resources
5.850%, 02/01/2035	150	174
Canadian Natural Resources MTN
4.950%, 06/01/2047	390	419
Cenovus Energy
5.250%, 06/15/2037 (A)	1,205	1,221
5.200%, 09/15/2043	1,030	1,018
Columbia Pipeline Group
5.800%, 06/01/2045	520	638
Conoco Funding
7.250%, 10/15/2031	565	774
6.950%, 04/15/2029	1,290	1,674
ConocoPhillips
5.900%, 05/15/2038	3,238	4,089
4.300%, 11/15/2044	3,175	3,346
Devon Energy
7.950%, 04/15/2032	285	384

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.600%, 07/15/2041	$2,160	$2,484
4.750%, 05/15/2042	1,990	2,064
Ecopetrol
5.875%, 05/28/2045	1,017	1,027
El Paso Natural Gas
8.375%, 06/15/2032	435	570
Encana
6.500%, 02/01/2038	2,120	2,628
Energy Transfer
8.250%, 11/15/2029	825	1,071
6.125%, 12/15/2045	2,493	2,678
5.950%, 10/01/2043	2,740	2,882
5.300%, 04/15/2047	1,600	1,559
5.150%, 02/01/2043	1,000	952
4.900%, 03/15/2035	1,000	976
Eni
5.700%, 10/01/2040 (A)	2,180	2,323
Enterprise Products Operating
4.850%, 03/15/2044	780	829
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,140	2,722
6.125%, 10/15/2039	330	411
5.700%, 02/15/2042	1,264	1,498
5.100%, 02/15/2045	1,300	1,439
4.950%, 10/15/2054	1,130	1,204
4.900%, 05/15/2046	2,700	2,910
Equities
3.900%, 10/01/2027	1,085	1,065
ExxonMobil
3.567%, 03/06/2045	1,555	1,522
Halliburton
5.000%, 11/15/2045	1,335	1,457
4.850%, 11/15/2035	685	749
Hess
5.600%, 02/15/2041	1,785	1,859
Kinder Morgan
5.550%, 06/01/2045	2,415	2,575
5.300%, 12/01/2034	3,941	4,171
5.050%, 02/15/2046	916	924
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,435	1,649
5.000%, 08/15/2042	145	145
Marathon Oil
6.600%, 10/01/2037	1,585	1,911
5.200%, 06/01/2045	1,475	1,556
Marathon Petroleum
6.500%, 03/01/2041	1,123	1,384
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,755	2,159
MPLX
5.200%, 03/01/2047	240	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Energy
5.250%, 11/15/2043	$3,040	$3,274
5.050%, 11/15/2044	1,740	1,836
Petro-Canada
6.800%, 05/15/2038	925	1,249
Petroleos Mexicanos
6.500%, 03/13/2027 (A)	2,400	2,647
6.500%, 06/02/2041	2,380	2,480
6.375%, 01/23/2045	2,730	2,785
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)	3,697	3,909
Phillips 66
5.875%, 05/01/2042	1,860	2,308
4.875%, 11/15/2044	1,905	2,104
Phillips 66 Partners
4.900%, 10/01/2046	1,409	1,454
Plains All American Pipeline
4.900%, 02/15/2045	500	464
Sabine Pass Liquefaction
5.625%, 03/01/2025	750	825
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,230	2,327
Shell International Finance
6.375%, 12/15/2038	2,427	3,293
4.550%, 08/12/2043	5,905	6,498
4.125%, 05/11/2035	1,745	1,867
3.750%, 09/12/2046	1,445	1,412
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,565
Statoil
6.800%, 01/15/2028	135	174
6.500%, 12/01/2028 (A)	1,045	1,347
3.950%, 05/15/2043	1,375	1,401
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	2,450	2,445
5.350%, 05/15/2045	1,190	1,167
TC PipeLines
4.375%, 03/13/2025	1,000	1,038
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,511
7.000%, 10/15/2028	4,267	5,169
Texas Eastern Transmission
7.000%, 07/15/2032	1,910	2,434
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,999
4.625%, 03/01/2034	1,275	1,407
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,550	1,741
4.450%, 08/01/2042	985	1,009
Valero Energy
10.500%, 03/15/2039	1,397	2,345

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	157

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Williams Partners
4.300%, 03/04/2024	$3,000	$3,144

		152,825

Financials — 13.7%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,232
American International Group
4.500%, 07/16/2044	5,200	5,441
3.875%, 01/15/2035	1,870	1,830
Banco Santander
4.250%, 04/11/2027	1,000	1,030
3.800%, 02/23/2028	1,795	1,791
Bank of America
6.110%, 01/29/2037	2,405	3,028
6.000%, 10/15/2036	4,780	6,195
5.750%, 12/01/2017	5,750	5,750
Bank of America MTN
5.875%, 02/07/2042	3,470	4,458
5.000%, 01/21/2044	2,250	2,639
4.875%, 04/01/2044	770	896
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	460	471
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,005	1,024
Barclays
4.836%, 05/09/2028	1,005	1,044
Berkshire Hathaway
4.500%, 02/11/2043	1,858	2,082
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,437
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,769	2,293
BPCE MTN
3.500%, 10/23/2027 (A)	1,400	1,379
Brighthouse Financial
4.700%, 06/22/2047 (A)	1,128	1,102
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	2,258
CDP Financial
5.600%, 11/25/2039 (A)	1,547	2,018
Chubb INA Holdings
6.700%, 05/15/2036	1,527	2,143
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,796
Citigroup
8.125%, 07/15/2039	1,131	1,765
6.625%, 06/15/2032	1,945	2,475
4.750%, 05/18/2046	2,380	2,563
4.450%, 09/29/2027	1,180	1,240
4.400%, 06/10/2025	3,015	3,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	$914	$964
4.125%, 07/25/2028	4,530	4,644
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	2,875	2,913
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	9,045	9,037
Credit Suisse Group
4.282%, 01/09/2028 (A)	3,700	3,839
Discover Bank
8.700%, 11/18/2019	1,014	1,122
Discover Financial Services
4.100%, 02/09/2027	1,370	1,393
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	296
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	2,440	2,806
FMR
5.150%, 02/01/2043 (A)	2,750	3,184
General Electric MTN
5.875%, 01/14/2038	5,734	7,245
1.896%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	1,105
Goldman Sachs Group
6.750%, 10/01/2037	3,590	4,735
6.250%, 02/01/2041	5,684	7,556
6.125%, 02/15/2033	3,165	3,992
5.150%, 05/22/2045	1,815	2,058
4.750%, 10/21/2045	1,320	1,480
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,265	8,425
3.850%, 01/26/2027	2,730	2,787
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,045	2,301
Hartford Financial Services Group
6.625%, 03/30/2040	1,370	1,870
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,137
HSBC Bank USA
7.000%, 01/15/2039	875	1,265
HSBC Bank USA MTN
5.625%, 08/15/2035	1,505	1,864
HSBC Holdings
6.500%, 09/15/2037	3,560	4,650
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	600	624
International Lease Finance
7.125%, 09/01/2018 (A)	95	98
Intesa Sanpaolo
3.875%, 07/14/2027 (A)	2,455	2,456
JPMorgan Chase
6.400%, 05/15/2038	996	1,344

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.300%, 04/23/2019	$1,775	$1,875
5.600%, 07/15/2041	4,126	5,139
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	10	11
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	3,540	3,581
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	4,470	4,505
3.900%, 07/15/2025	1,355	1,421
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	2,390	2,458
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	2,125	2,143
KKR Group Finance II
5.500%, 02/01/2043 (A)	3,553	3,996
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	334
6.500%, 05/01/2042 (A)	4,104	5,397
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,095	1,087
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	337	553
MetLife
6.400%, 12/15/2036	1,316	1,507
5.875%, 02/06/2041	535	684
4.875%, 11/13/2043	1,770	2,034
4.050%, 03/01/2045	2,431	2,485
Morgan Stanley
4.375%, 01/22/2047	535	571
3.625%, 01/20/2027	860	873
Morgan Stanley MTN
6.375%, 07/24/2042	2,569	3,501
6.250%, 08/09/2026	2,210	2,636
5.625%, 09/23/2019	5,775	6,104
4.350%, 09/08/2026	185	193
4.300%, 01/27/2045	4,010	4,223
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	554
3.875%, 04/29/2024	1,670	1,745
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	680	750
New York Life Insurance
6.750%, 11/15/2039 (A)	2,660	3,744
5.875%, 05/15/2033 (A)	1,852	2,351
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,416	1,852
Prudential Financial MTN
5.800%, 11/16/2041	910	1,180
5.700%, 12/14/2036	3,607	4,454
Raymond James Financial
4.950%, 07/15/2046	1,130	1,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	$4,090	$4,090
Synchrony Financial
3.950%, 12/01/2027	1,655	1,640
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	189	264
4.900%, 09/15/2044 (A)	1,050	1,189
4.270%, 05/15/2047 (A)	1,840	1,905
Travelers
4.000%, 05/30/2047	665	693
WEA Finance
4.750%, 09/17/2044 (A)	1,300	1,349
Wells Fargo
5.606%, 01/15/2044	1,270	1,545
Wells Fargo MTN
4.900%, 11/17/2045	395	438
4.750%, 12/07/2046	390	427
4.650%, 11/04/2044	2,445	2,624
4.400%, 06/14/2046	2,130	2,209
4.300%, 07/22/2027	584	615
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	5,862	5,944
Wells Fargo Bank
5.950%, 08/26/2036	1,000	1,257
5.850%, 02/01/2037	4,230	5,312
XLIT
5.250%, 12/15/2043	1,905	2,127

		269,548

Health Care — 6.9%
Abbott Laboratories
4.900%, 11/30/2046	5,555	6,184
AbbVie
4.700%, 05/14/2045	1,430	1,556
4.500%, 05/14/2035	2,065	2,210
4.400%, 11/06/2042	2,835	2,952
4.300%, 05/14/2036	600	626
Aetna
4.750%, 03/15/2044	710	756
3.875%, 08/15/2047	1,515	1,433
Allergan Funding SCS
4.550%, 03/15/2035	2,345	2,413
3.850%, 06/15/2024	1,315	1,345
Amgen
4.950%, 10/01/2041	825	928
4.663%, 06/15/2051	2,630	2,830
4.563%, 06/15/2048	4,239	4,572
4.400%, 05/01/2045	1,150	1,214
Anthem
4.650%, 01/15/2043	830	883

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	159

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 08/15/2044	$250	$267
4.375%, 12/01/2047	3,720	3,824
3.500%, 08/15/2024	2,300	2,334
AstraZeneca
6.450%, 09/15/2037	2,787	3,721
4.000%, 09/18/2042	275	274
Baxalta
5.250%, 06/23/2045	2,465	2,785
Baxter International
3.500%, 08/15/2046	2,105	1,879
Cardinal Health
4.500%, 11/15/2044	1,830	1,802
Celgene
5.000%, 08/15/2045	220	242
4.625%, 05/15/2044	2,100	2,175
Cigna
3.875%, 10/15/2047	500	485
Cleveland Clinic Foundation
4.858%, 01/01/2114	896	986
EMD Finance LLC
3.250%, 03/19/2025 (A)	3,170	3,187
Express Scripts Holding
4.800%, 07/15/2046	5,696	5,900
Gilead Sciences
4.800%, 04/01/2044	2,030	2,278
4.750%, 03/01/2046	2,125	2,382
4.600%, 09/01/2035	1,345	1,485
4.500%, 02/01/2045	3,050	3,281
4.150%, 03/01/2047	1,000	1,031
GlaxoSmithKline Capital
6.375%, 05/15/2038	1,175	1,622
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,460
Humana
4.950%, 10/01/2044	1,670	1,851
4.800%, 03/15/2047	235	257
Johnson & Johnson
4.500%, 12/05/2043	759	867
3.500%, 01/15/2048	1,120	1,117
3.400%, 01/15/2038	2,685	2,693
Medtronic
4.625%, 03/15/2045	5,693	6,493
4.375%, 03/15/2035	3,617	3,969
Merck
4.150%, 05/18/2043	3,460	3,736
Mylan
5.250%, 06/15/2046	785	837
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,189	1,241
Northwell Healthcare
4.260%, 11/01/2047	400	403

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Novartis Capital
4.400%, 05/06/2044	$690	$775
4.000%, 11/20/2045	685	727
NYU Hospitals Center
4.428%, 07/01/2042	2,030	2,160
Pfizer
4.400%, 05/15/2044	900	999
4.125%, 12/15/2046	1,790	1,918
4.000%, 12/15/2036	1,815	1,950
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	746
St. Barnabas
4.000%, 07/01/2028	4,375	4,439
Stryker
4.625%, 03/15/2046	885	988
4.100%, 04/01/2043	1,425	1,451
3.375%, 05/15/2024	1,145	1,177
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	3,640	2,777
Thermo Fisher Scientific
4.100%, 08/15/2047	765	771
3.150%, 01/15/2023	2,660	2,695
Toledo Hospital
4.982%, 11/15/2045	1,116	1,303
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,875
6.625%, 11/15/2037	555	779
4.625%, 07/15/2035	1,155	1,319
4.250%, 04/15/2047	2,000	2,151
4.200%, 01/15/2047	685	734
3.750%, 10/15/2047	795	790
Wyeth
6.000%, 02/15/2036	2,985	3,901
Wyeth LLC
5.950%, 04/01/2037	936	1,241
Zoetis
3.950%, 09/12/2047	885	883

		136,315

Industrials — 5.2%
3M MTN
3.625%, 10/15/2047	750	756
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	3	3
BAE Systems Holdings
4.750%, 10/07/2044 (A)	1,405	1,547
BAE Systems PLC
5.800%, 10/11/2041 (A)	630	771
Burlington Northern Santa Fe
4.900%, 04/01/2044	1,420	1,667

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	$3,150	$4,111
6.150%, 05/01/2037	900	1,186
5.750%, 05/01/2040	510	651
5.150%, 09/01/2043	1,250	1,510
4.400%, 03/15/2042	1,990	2,184
4.375%, 09/01/2042	1,310	1,427
4.125%, 06/15/2047	2,000	2,130
Canadian Pacific Railway
6.125%, 09/15/2115	4,327	5,592
Caterpillar
3.803%, 08/15/2042	970	1,010
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,248	4,662
CSX
4.750%, 05/30/2042	2,860	3,158
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	4	4
FedEx
5.100%, 01/15/2044	275	311
4.550%, 04/01/2046	2,186	2,329
4.400%, 01/15/2047	1,350	1,400
4.100%, 02/01/2045	275	273
3.900%, 02/01/2035	700	706
GE Capital International Funding Unlimited
4.418%, 11/15/2035	24,906	26,566
Johnson Controls International
4.950%, 07/02/2064 (C)	1,645	1,770
Lockheed Martin
4.700%, 05/15/2046	4,870	5,521
4.070%, 12/15/2042	2,243	2,315
3.600%, 03/01/2035	1,085	1,070
Norfolk Southern
4.800%, 08/15/2043	1,410	1,578
4.450%, 06/15/2045	2,682	2,924
4.050%, 08/15/2052 (A)	664	674
Northrop Grumman
4.750%, 06/01/2043	2,030	2,298
4.030%, 10/15/2047	1,960	1,997
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	217	246
Parker-Hannifin MTN
4.450%, 11/21/2044	840	920
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	2,525	2,771
4.200%, 03/16/2047 (A)	1,680	1,799
United Parcel Service
3.750%, 11/15/2047	1,260	1,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
5.700%, 04/15/2040	$2,345	$2,953
4.500%, 06/01/2042	2,725	2,976
3.750%, 11/01/2046	2,735	2,684
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	1,161	1,293
WW Grainger
4.600%, 06/15/2045	1,170	1,262

		102,278

Information Technology — 4.7%
Activision Blizzard
4.500%, 06/15/2047	600	616
Alibaba Group Holding
4.200%, 12/06/2047	2,110	2,144
Apple
4.650%, 02/23/2046	2,899	3,310
4.500%, 02/23/2036	1,080	1,225
4.450%, 05/06/2044	1,150	1,273
4.375%, 05/13/2045	4,780	5,236
4.250%, 02/09/2047	170	182
3.850%, 08/04/2046	345	348
3.750%, 09/12/2047	750	748
3.750%, 11/13/2047	3,900	3,893
Broadcom
3.875%, 01/15/2027 (A)	2,455	2,405
3.500%, 01/15/2028 (A)	1,000	947
Cisco Systems
5.900%, 02/15/2039	2,620	3,503
Dell International
8.350%, 07/15/2046 (A)	1,875	2,359
8.100%, 07/15/2036 (A)	695	859
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,774	1,817
Intel
4.900%, 07/29/2045	3,360	4,036
4.800%, 10/01/2041	1,685	2,020
Juniper Networks
5.950%, 03/15/2041	2,430	2,728
Microsoft
4.875%, 12/15/2043	3,822	4,572
4.750%, 11/03/2055	385	459
4.250%, 02/06/2047	3,404	3,776
4.100%, 02/06/2037	3,525	3,857
4.000%, 02/12/2055	4,921	5,150
3.950%, 08/08/2056	1,540	1,592
3.750%, 02/12/2045	1,000	1,022
3.700%, 08/08/2046	6,000	6,116
Oracle
4.500%, 07/08/2044	1,805	2,004
4.375%, 05/15/2055	2,605	2,774

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	161

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 07/08/2034	$3,580	$3,908
4.125%, 05/15/2045	870	911
4.000%, 07/15/2046	1,585	1,639
4.000%, 11/15/2047	2,410	2,488
3.800%, 11/15/2037	1,145	1,171
QUALCOMM
4.800%, 05/20/2045	1,416	1,460
4.300%, 05/20/2047	3,117	2,996
Visa
4.300%, 12/14/2045	1,865	2,069
4.150%, 12/14/2035	2,785	3,047
3.650%, 09/15/2047	425	426
VMware
3.900%, 08/21/2027	845	848

		91,934

Materials — 1.2%
Amcor Finance USA
3.625%, 04/28/2026 (A)	1,250	1,228
BHP Billiton Finance USA
5.000%, 09/30/2043	1,170	1,388
Dow Chemical
4.625%, 10/01/2044	1,000	1,071
4.375%, 11/15/2042	2,670	2,743
4.250%, 10/01/2034	1,475	1,540
Eastman Chemical
4.650%, 10/15/2044	770	823
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,526	1,767
International Paper
5.150%, 05/15/2046	1,080	1,234
4.350%, 08/15/2048	600	610
LyondellBasell Industries
4.625%, 02/26/2055	1,000	1,016
Monsanto
3.950%, 04/15/2045	500	482
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	1,795	1,816
Newmont Mining
6.250%, 10/01/2039	1,620	2,036
5.875%, 04/01/2035	245	294
Rohm & Haas
7.850%, 07/15/2029	3,105	4,215
Southern Copper
7.500%, 07/27/2035	1,000	1,352
5.875%, 04/23/2045	475	576
Vulcan Materials
4.500%, 06/15/2047	365	368

		24,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 1.5%
Alexandria Real Estate Equities
4.500%, 07/30/2029	$1,000	$1,059
American Campus Communities Operating Partnership
3.625%, 11/15/2027	800	793
AvalonBay Communities MTN
3.200%, 01/15/2028	420	416
Crown Castle International
4.750%, 05/15/2047	500	518
HCP
6.750%, 02/01/2041	970	1,272
Healthcare Realty Trust
3.625%, 01/15/2028	700	691
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,712
Kimco Realty
4.450%, 09/01/2047	2,860	2,845
4.250%, 04/01/2045	695	670
4.125%, 12/01/2046	1,740	1,649
Life Storage
3.875%, 12/15/2027	500	495
Nationwide Health Properties MTN
6.590%, 07/07/2038	1,310	1,569
Realty Income
3.650%, 01/15/2028	1,635	1,629
Simon Property Group
6.750%, 02/01/2040	1,634	2,243
4.750%, 03/15/2042	1,265	1,382
SL Green Realty
7.750%, 03/15/2020	775	856
5.000%, 08/15/2018	1,000	1,015
Ventas Realty
5.700%, 09/30/2043	3,930	4,740
Welltower
5.125%, 03/15/2043	4,024	4,426

		29,980

Telecommunication Services — 6.0%
America Movil
6.375%, 03/01/2035	440	552
6.125%, 03/30/2040	960	1,201
AT&T
6.000%, 08/15/2040	4,325	4,870
5.550%, 08/15/2041	1,420	1,518
5.450%, 03/01/2047	800	845
5.350%, 09/01/2040	316	330
5.300%, 08/14/2058	3,338	3,290
5.250%, 03/01/2037	1,285	1,342
5.150%, 02/14/2050	11,190	11,158
4.900%, 08/14/2037	1,705	1,700
4.800%, 06/15/2044	7,163	6,956

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 05/15/2046	$1,925	$1,827
4.550%, 03/09/2049	1,437	1,326
4.500%, 05/15/2035	5,980	5,831
4.500%, 03/09/2048	3,603	3,300
4.350%, 06/15/2045	10,267	9,284
British Telecommunications
9.125%, 12/15/2030	1,135	1,683
Cox Communications
4.600%, 08/15/2047 (A)	1,210	1,207
Deutsche Telekom International Finance
8.750%, 06/15/2030	560	820
4.875%, 03/06/2042 (A)	1,255	1,400
Rogers Communications
5.000%, 03/15/2044	2,300	2,601
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	3,123	2,883
Telefonica Emisiones SAU
5.213%, 03/08/2047	2,005	2,193
Verizon Communications
5.250%, 03/16/2037	5,500	5,984
5.012%, 04/15/2049	2,057	2,132
5.012%, 08/21/2054	7,888	7,958
4.862%, 08/21/2046	1,153	1,178
4.750%, 11/01/2041	755	764
4.672%, 03/15/2055	5,140	4,868
4.522%, 09/15/2048	7,733	7,525
4.500%, 08/10/2033	7,645	7,899
4.400%, 11/01/2034	3,000	3,016
4.272%, 01/15/2036	2,030	1,997
3.850%, 11/01/2042	5,847	5,173
Vodafone Group
4.375%, 02/19/2043	1,080	1,087

		117,698

Utilities — 9.2%
AEP Texas
3.850%, 10/01/2025 (A)	1,000	1,043
Alabama Power
3.700%, 12/01/2047	1,546	1,538
Ameren Illinois
3.700%, 12/01/2047	1,335	1,335
Appalachian Power
4.450%, 06/01/2045	650	710
Baltimore Gas & Electric
5.200%, 06/15/2033	3,178	3,610
Berkshire Hathaway Energy
6.500%, 09/15/2037	420	574
6.125%, 04/01/2036	6,910	9,022
Black Hills
4.200%, 09/15/2046	500	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bruce Mansfield Unit 1 2007, Pass-Through Trust
6.850%, 06/01/2034	$1,247	$542
CenterPoint Energy Resources
6.250%, 02/01/2037	791	988
Commonwealth Edison
3.700%, 03/01/2045	1,649	1,650
Consolidated Edison of New York
6.750%, 04/01/2038	1,325	1,878
6.300%, 08/15/2037	1,440	1,930
4.450%, 03/15/2044	2,000	2,218
Dominion Energy
5.250%, 08/01/2033	3,830	4,423
4.900%, 08/01/2041	2,715	3,055
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	4,039
4.250%, 12/15/2041	1,500	1,617
3.875%, 03/15/2046	1,000	1,026
Duke Energy Carolinas LLC
6.000%, 01/15/2038	614	804
5.300%, 02/15/2040	3,730	4,621
Duke Energy Florida
6.400%, 06/15/2038	410	568
6.350%, 09/15/2037	825	1,131
Duke Energy Indiana LLC
6.350%, 08/15/2038	730	991
4.900%, 07/15/2043	1,275	1,513
3.750%, 05/15/2046	1,680	1,688
Duke Energy Progress LLC
4.375%, 03/30/2044	3,885	4,296
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	832
Electricite de France
6.000%, 01/22/2114 (A)	2,731	3,035
4.950%, 10/13/2045 (A)	1,130	1,235
4.750%, 10/13/2035 (A)	1,265	1,381
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,282
Enel Finance International
4.750%, 05/25/2047 (A)	1,605	1,666
Eversource Energy
2.800%, 05/01/2023	2,120	2,116
Exelon
4.950%, 06/15/2035	1,650	1,865
Exelon Generation LLC
5.750%, 10/01/2041	548	589
5.600%, 06/15/2042	2,905	3,049
FirstEnergy
4.850%, 07/15/2047	505	545
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,495	2,919

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	163

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.960%, 04/01/2039	$2,490	$3,308
5.690%, 03/01/2040	3,100	4,061
5.650%, 02/01/2037	2,500	3,183
5.400%, 09/01/2035	3,200	3,886
3.700%, 12/01/2047	865	885
Georgia Power
5.950%, 02/01/2039	3,040	3,795
5.400%, 06/01/2040	2,077	2,455
4.300%, 03/15/2042	1,520	1,576
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,555
4.875%, 11/01/2041 (A)	1,860	2,049
4.700%, 09/01/2045 (A)	1,530	1,685
ITC Holdings
3.250%, 06/30/2026	500	496
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,731
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,022
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,185	2,825
Metropolitan Edison
7.700%, 01/15/2019	350	370
MidAmerican Energy
4.800%, 09/15/2043	725	855
4.400%, 10/15/2044	1,450	1,627
4.250%, 05/01/2046	1,500	1,640
3.950%, 08/01/2047	775	814
MidAmerican Energy MTN
5.800%, 10/15/2036	700	890
Monongahela Power
5.400%, 12/15/2043 (A)	675	820
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	2,022
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,089
2.721%, 11/28/2022 (A)	700	698
NiSource Finance
5.950%, 06/15/2041	545	684
Northern States Power
5.350%, 11/01/2039	2,695	3,347
3.400%, 08/15/2042	840	817
NSTAR Electric
4.400%, 03/01/2044	655	730
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,335	4,114
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,296
6.250%, 03/01/2039	1,175	1,518
6.050%, 03/01/2034	4,540	5,636
4.600%, 06/15/2043	1,620	1,768

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 12/01/2047 (A)	$1,135	$1,112
PacifiCorp
6.000%, 01/15/2039	925	1,227
5.750%, 04/01/2037	1,472	1,890
Piedmont Natural Gas
4.650%, 08/01/2043	330	371
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	1,028
Public Service of Colorado
6.500%, 08/01/2038	725	1,012
6.250%, 09/01/2037	1,370	1,848
3.800%, 06/15/2047	365	375
Sempra Energy
6.000%, 10/15/2039	1,565	2,013
Southern California Edison
6.050%, 03/15/2039	3,605	4,848
4.650%, 10/01/2043	2,380	2,769
4.500%, 09/01/2040	2,100	2,358
Southern California Gas
3.750%, 09/15/2042	1,080	1,098
Southern Gas Capital
5.875%, 03/15/2041	2,593	3,168
4.400%, 06/01/2043	1,000	1,047
Southwestern Electric Power
6.200%, 03/15/2040	2,835	3,734
Union Electric
8.450%, 03/15/2039	1,840	2,981
Virginia Electric & Power
4.450%, 02/15/2044	750	834
3.450%, 02/15/2024	530	546

		181,337

Total Corporate Obligations (Cost $1,215,151) ($ Thousands)		1,311,211

U.S. TREASURY OBLIGATIONS — 23.2%
U.S. Treasury Bills
1.096%, 01/18/2018 (B)	650	649
1.093%, 01/25/2018 (B)	21,785	21,747
1.082%, 03/01/2018 (B)	2,141	2,135
U.S. Treasury Bonds
6.250%, 05/15/2030	5,525	7,754
4.500%, 05/15/2038	40,165	51,731
4.250%, 05/15/2039	560	700
3.875%, 08/15/2040	985	1,172
3.750%, 08/15/2041	6,720	7,860
3.750%, 11/15/2043	11,160	13,100
3.625%, 08/15/2043	16,832	19,350
3.625%, 02/15/2044	13,811	15,899
3.125%, 11/15/2041	12,030	12,746
3.125%, 02/15/2043	4,235	4,479

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 05/15/2045	$8,865	$9,158
3.000%, 02/15/2047	3,890	4,018
3.000%, 05/15/2047	46,359	47,889
2.750%, 08/15/2047	28,795	28,305
2.750%, 11/15/2047	49,745	48,931
2.500%, 02/15/2045	7,271	6,811
2.500%, 02/15/2046	22,655	21,174
2.500%, 05/15/2046	60,240	56,263
2.250%, 08/15/2046	57,460	50,830
U.S. Treasury Inflation-Protected Securities
0.875%, 02/15/2047	5,465	5,458
U.S. Treasury Notes
2.250%, 02/15/2027	1,070	1,055
2.250%, 11/15/2027	1,735	1,709
U.S. Treasury STRIPS
3.810%, 02/15/2045 (B)	8,205	3,739
2.871%, 05/15/2039 (B)	4,700	2,608
2.853%, 08/15/2045 (B)	6,740	3,027
1.770%, 05/15/2030 (B)	8,400	6,159

Total U.S. Treasury Obligations (Cost $449,760) ($ Thousands)		456,456

MUNICIPAL BONDS — 5.4%

California — 2.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,200	1,741
California State, Build America Project, GO
7.550%, 04/01/2039	295	457
7.500%, 04/01/2034	4,965	7,278
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	4,867
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	899
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	4,152
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	903
6.008%, 07/01/2039	3,000	3,885
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,402
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	$1,480	$2,072
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,175	1,638
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,115	1,354
State of California, Build America Project, GO
7.625%, 03/01/2040	1,540	2,381
7.350%, 11/01/2039	2,415	3,580
7.300%, 10/01/2039	1,000	1,481
University of California, Ser AD, RB
4.858%, 05/15/2112	3,775	4,151

		46,525

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	1,720

Florida — 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,915

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	2,511	3,172

Illinois — 0.3%
Illinois State, GO
5.100%, 06/01/2033	1,195	1,187
Illinois, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,271
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,398

		5,856

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,000	1,146

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,420

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	165

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	$2,065	$1,847
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	762

		2,609

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	92
7.102%, 01/01/2041	1,300	1,915

		2,007

New York — 1.5%
City of New York, Build America Project, GO
5.517%, 10/01/2037	1,000	1,249
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,238
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	655
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	6,630	7,297
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	662
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	1,195	1,503
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,645	3,115
5.289%, 03/15/2033	1,550	1,831
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	881
4.458%, 10/01/2062	1,450	1,642
State of New York, Build America Project, RB
5.770%, 03/15/2039	6,035	7,438

		29,511

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	126

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Texas — 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	$600	$799
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,126
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	733
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	552
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	2,110	2,558
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	855	1,093

		6,861

Total Municipal Bonds (Cost $93,620) ($ Thousands)		106,868

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FHLMC
6.750%, 03/15/2031	1,080	1,543
6.250%, 07/15/2032	6,735	9,427
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,762
Residual Funding STRIPS
3.756%, 04/15/2030 (B)	17,770	12,449
Tennessee Valley Authority
5.250%, 09/15/2039	4,490	5,963
4.250%, 09/15/2065	2,175	2,516
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,881

Total U.S. Government Agency Obligations (Cost $36,096) ($ Thousands)		39,541

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 1.0%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	151	163
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	802	852

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	$6,613	$7,133
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,236	2,937
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,093	1,276
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	594	651
FNMA CMO, Ser 2007-68, Cl SC, IO
5.373%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	39	6
GNMA ARM
2.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	56	59
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	21	21
GNMA CMO, Ser 2009-8, Cl PS, IO
5.037%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	89	10
GNMA CMO, Ser 2010-4, Cl NS, IO
5.151%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	109	19
GNMA CMO, Ser 2011-70, Cl BO, PO
6.200%, 05/20/2041 (B)	8,312	6,672

		19,799

Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
1.448%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	100	97
Harborview Mortgage Loan Trust, Ser 2004- 8, Cl 2A4A
2.038%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	175	167
Harborview Mortgage Loan Trust, Ser 2005- 11, Cl 2A1A
1.548%, VAR ICE LIBOR USD 1 Month+0.310%, 08/19/2045	225	222
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
2.018%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	101	92
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
2.038%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	39	35
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
3.744%, 10/25/2034 (D)	36	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.098%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	$20	$18
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
1.548%, VAR ICE LIBOR USD 1 Month+0.310%, 10/25/2036	12	10
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	17	18
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	17	17
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.479%, 12/25/2034 (D)	33	33
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.568%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	112	111
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.465%, 04/25/2036 (D)	56	56

		912

Total Mortgage-Backed Securities (Cost $15,737) ($ Thousands)		20,711

SOVEREIGN DEBT — 1.0%
Chile Government International Bond
3.860%, 06/21/2047	1,165	1,188
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,855
Mexico Government International Bond
6.050%, 01/11/2040	216	257
5.750%, 10/12/2110	504	539
4.600%, 01/23/2046	1,015	1,010
4.600%, 02/10/2048	1,465	1,471
Panama Government International Bond
4.500%, 05/15/2047	160	172
Republic of Colombia
5.625%, 02/26/2044	1,055	1,198
5.000%, 06/15/2045	2,880	3,010
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	2,855	2,915
United Mexican States
5.550%, 01/21/2045	1,670	1,898
4.350%, 01/15/2047	2,795	2,706

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	167

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Uruguay Government International Bond
5.100%, 06/18/2050	$2,095	$2,304

Total Sovereign Debt (Cost $19,423) ($ Thousands)		20,523

ASSET-BACKED SECURITIES —0.4%

Mortgage Related Securities — 0.0%
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	26	27

Other Asset-Backed Securities — 0.4%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.533%, 03/25/2037	180	190
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
2.038%, VAR ICE LIBOR USD 1
Month+0.800%, 04/26/2032 (A)	2,765	2,723

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	$1,228	$1,280
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.178%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (A)	2,745	2,703

		6,896

Total Asset-Backed Securities (Cost $6,845) ($ Thousands)		6,923

	Shares

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	12,948,891	12,949

Total Cash Equivalent (Cost $12,949) ($ Thousands)		12,949

Total Investments in Securities — 100.2% (Cost $1,849,581) ($ Thousands)		$1,975,182

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(6)	Mar-2018	$(749)	$(744)	$5
U.S. 5-Year Treasury Note	(116)	Mar-2018	(13,522)	(13,496)	26
U.S. Long Treasury Bond	(316)	Mar-2018	(48,396)	(47,943)	453
U.S. Ultra Long Treasury Bond	614	Mar-2018	101,807	101,233	(574)
Ultra 10-Year U.S. Treasury Note	33	Mar-2018	4,427	4,395	(32)

			$43,567	$43,445	$(122)

Percentages are based on Net Assets of $1,971,590 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2017.
†	Investment in Affiliated Security (see Note 6).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $176,818 ($ Thousands), representing 8.97% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2017. The coupon on a step bond changes on a specified date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR —London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

VAR — Variable Rate

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,311,211	$–	$1,311,211
U.S. Treasury Obligations	–	456,456	–	456,456
Municipal Bonds	–	106,868	–	106,868
U.S. Government Agency
Obligations	–	39,541	–	39,541
Mortgage-Backed Securities	–	20,711	–	20,711
Sovereign Debt	–	20,523	–	20,523
Asset-Backed Securities	–	6,923	–	6,923
Cash Equivalent	12,949	–	–	12,949

Total Investments in Securities	$12,949	$1,962,233	$–	$1,975,182

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$484	$—	$—	$484
Unrealized Depreciation	(606)	—	—	(606)

Total Other Financial Instruments	$(122)	$—	$—	$(122)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$32,444	$448,364	$(467,859)	$12,949	$106

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	169

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 85.7%

Consumer Discretionary — 6.4%
21st Century Fox America
6.750%, 01/09/2038	$525	$679
6.200%, 12/15/2034	2,114	2,602
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	925
Amazon.com
4.250%, 08/22/2057 (A)	2,494	2,623
4.050%, 08/22/2047 (A)	8,258	8,603
3.875%, 08/22/2037 (A)	3,510	3,661
CBS
5.900%, 10/15/2040	40	46
Charter Communications Operating LLC
6.834%, 10/23/2055	260	304
6.484%, 10/23/2045	1,910	2,197
Comcast
6.550%, 07/01/2039	315	429
6.400%, 05/15/2038	2,837	3,775
5.650%, 06/15/2035	4,725	5,852
4.750%, 03/01/2044	2,900	3,218
4.650%, 07/15/2042	2,950	3,222
4.600%, 08/15/2045	6,340	6,896
4.500%, 01/15/2043	6,885	7,348
4.250%, 01/15/2033	6,760	7,205
4.200%, 08/15/2034	18,735	19,819
4.049%, 11/01/2052 (A)	19,243	19,052
3.999%, 11/01/2049 (A)	1,624	1,616
3.969%, 11/01/2047 (A)	17,655	17,696
3.400%, 07/15/2046	5,214	4,749
Cox Enterprises
7.375%, 07/15/2027 (A)	500	614
Darden Restaurants
6.800%, 10/15/2037	2,885	3,803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discovery Communications LLC
6.350%, 06/01/2040	$2,702	$3,079
5.200%, 09/20/2047	1,250	1,238
5.000%, 09/20/2037	1,255	1,257
General Motors
5.150%, 04/01/2038	2,530	2,650
Grupo Televisa
6.625%, 01/15/2040	20	24
Home Depot
5.950%, 04/01/2041	2,465	3,258
5.875%, 12/16/2036	2,383	3,156
4.875%, 02/15/2044	855	1,008
4.400%, 03/15/2045	7,390	8,139
4.250%, 04/01/2046	10,686	11,551
4.200%, 04/01/2043	5,890	6,305
3.900%, 06/15/2047	13,230	13,581
3.750%, 02/15/2024	355	374
3.350%, 09/15/2025	2,285	2,358
Kohl’s
5.550%, 07/17/2045	2,629	2,546
Lowe’s
4.375%, 09/15/2045	3,725	4,025
4.250%, 09/15/2044	3,750	3,975
4.050%, 05/03/2047	13,531	14,006
3.700%, 04/15/2046	2,622	2,559
NBCUniversal Media LLC
5.950%, 04/01/2041	2,125	2,706
4.450%, 01/15/2043	2,780	2,938
4.375%, 04/01/2021	65	69
2.875%, 01/15/2023	225	227
NIKE
3.625%, 05/01/2043	1,670	1,642
QVC
5.950%, 03/15/2043	2,590	2,529
5.450%, 08/15/2034	495	491
Target
6.500%, 10/15/2037	2,601	3,559
4.000%, 07/01/2042	8,276	8,359
Thomson Reuters
4.500%, 05/23/2043	290	296
Time Warner
6.500%, 11/15/2036	1,450	1,780
4.650%, 06/01/2044	1,100	1,099
Time Warner Cable
5.875%, 11/15/2040	160	172
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,201
Viacom
5.250%, 04/01/2044	190	180
4.850%, 12/15/2034	300	284
Walt Disney
4.125%, 12/01/2041	2,315	2,401

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walt Disney MTN
4.125%, 06/01/2044	$2,744	$2,916
1.850%, 07/30/2026	1,520	1,387

		247,259

Consumer Staples — 8.2%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)	1,290	1,306
Altria Group
10.200%, 02/06/2039	2,501	4,341
9.950%, 11/10/2038	1,665	2,849
5.375%, 01/31/2044	730	873
4.250%, 08/09/2042	420	430
3.875%, 09/16/2046	9,883	9,631
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	58,557	66,107
4.700%, 02/01/2036	39,761	44,058
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	875	1,374
8.000%, 11/15/2039	676	1,048
4.950%, 01/15/2042	1,805	2,025
4.439%, 10/06/2048	1,567	1,661
3.750%, 07/15/2042	670	644
Baptist Health South Florida
4.342%, 11/15/2041	610	648
BAT Capital
4.540%, 08/15/2047 (A)	1,590	1,643
4.390%, 08/15/2037 (A)	8,770	9,061
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,192
Bowdoin College
4.693%, 07/01/2112	2,242	2,270
Clorox
3.100%, 10/01/2027	2,650	2,624
Coca-Cola
2.250%, 09/01/2026	3,020	2,858
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,587
Costco Wholesale
3.000%, 05/18/2027	2,895	2,883
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,813	3,633
Diageo Capital
5.875%, 09/30/2036	485	632
3.875%, 04/29/2043	4,560	4,640
Duke University Health System
3.920%, 06/01/2047	3,625	3,725
Ford Foundation
3.859%, 06/01/2047	2,500	2,622
Grupo Bimbo
4.875%, 06/27/2044 (A)	1,220	1,253

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.700%, 11/10/2047 (A)	$1,180	$1,180
Hamilton College
4.750%, 07/01/2113	2,436	2,496
Hershey
3.375%, 08/15/2046	2,215	2,040
Kaiser Foundation Hospitals
4.150%, 05/01/2047	7,810	8,335
Kimberly-Clark
5.300%, 03/01/2041	555	686
3.900%, 05/04/2047	5,100	5,308
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	325	433
6.750%, 03/15/2032	415	525
4.375%, 06/01/2046	1,060	1,023
Kroger
4.650%, 01/15/2048	2,045	2,044
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,622
3.959%, 07/01/2038	1,927	2,098
Northwestern University
3.688%, 12/01/2038	2,070	2,159
3.662%, 12/01/2057	3,700	3,733
PepsiCo
4.600%, 07/17/2045	4,280	4,848
4.250%, 10/22/2044	1,000	1,072
4.000%, 05/02/2047	5,504	5,761
3.450%, 10/06/2046	17,025	16,271
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	420	560
4.875%, 11/15/2043	2,150	2,410
4.500%, 03/20/2042	8,840	9,444
4.375%, 11/15/2041	1,750	1,836
4.250%, 11/10/2044	5,616	5,802
4.125%, 03/04/2043	9,035	9,179
3.875%, 08/21/2042	3,795	3,738
President and Fellows of Harvard College
3.619%, 10/01/2037	400	423
Princeton University
5.700%, 03/01/2039	1,399	1,884
Procter & Gamble
3.500%, 10/25/2047	3,960	3,905
Reckitt Benckiser Treasury Services
3.000%, 06/26/2027 (A)	4,240	4,144
Reynolds American
8.125%, 05/01/2040	1,140	1,681
6.150%, 09/15/2043	20	25
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,617
Tufts University
5.017%, 04/15/2112	485	543

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	171

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
University of Chicago
4.411%, 10/01/2044	$715	$724
University of Southern California
3.841%, 10/01/2047	1,580	1,670
3.028%, 10/01/2039	2,300	2,144
Walgreen
4.400%, 09/15/2042	30	30
Wal-Mart Stores
5.000%, 10/25/2040	3,615	4,462
4.750%, 10/02/2043	370	446
4.000%, 04/11/2043	5,690	6,181
3.625%, 12/15/2047	7,080	7,305
Wesleyan University
4.781%, 07/01/2116	3,550	3,694

		320,115

Energy — 5.9%
Anadarko Petroleum
6.450%, 09/15/2036	2,865	3,457
5.369%, 10/10/2036 (B)	15,000	6,335
Apache
6.900%, 09/15/2018	10	10
6.000%, 01/15/2037	2,230	2,604
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,942
BP Capital Markets
3.723%, 11/28/2028	3,865	4,021
3.535%, 11/04/2024	4,705	4,871
3.279%, 09/19/2027	4,415	4,425
Buckeye Partners
5.850%, 11/15/2043	70	75
Canadian Natural Resources
3.850%, 06/01/2027	2,585	2,608
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,630
Cenovus Energy
6.750%, 11/15/2039	1,295	1,526
5.200%, 09/15/2043	545	539
Chevron
2.954%, 05/16/2026	2,430	2,420
Concho Resources
4.875%, 10/01/2047	295	312
Conoco Funding
6.950%, 04/15/2029	2,798	3,630
ConocoPhillips
6.500%, 02/01/2039	13,061	17,667
5.900%, 05/15/2038	2,400	3,031
4.300%, 11/15/2044	7,870	8,295
Devon Financing
7.875%, 09/30/2031	3,305	4,466
Ecopetrol
5.875%, 05/28/2045	1,125	1,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer
8.250%, 11/15/2029	$750	$973
6.050%, 06/01/2041	1,010	1,069
4.900%, 03/15/2035	82	80
Eni
5.700%, 10/01/2040 (A)	2,620	2,792
EnLink Midstream Partners
5.050%, 04/01/2045	2,300	2,222
Enterprise Products Operating LLC
6.450%, 09/01/2040	705	894
5.950%, 02/01/2041	1,870	2,259
5.750%, 03/01/2035	185	211
5.700%, 02/15/2042	1,248	1,479
ExxonMobil
4.114%, 03/01/2046	1,269	1,363
3.567%, 03/06/2045	12,815	12,540
Halliburton
5.000%, 11/15/2045	4,200	4,583
Kinder Morgan
5.550%, 06/01/2045	3,845	4,100
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,030
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,710	5,795
MPLX
5.200%, 03/01/2047	2,130	2,250
Noble Energy
6.000%, 03/01/2041	360	420
5.250%, 11/15/2043	400	431
5.050%, 11/15/2044	3,820	4,030
Occidental Petroleum
4.400%, 04/15/2046	3,280	3,520
4.100%, 02/15/2047	2,415	2,500
Petroleos Mexicanos
5.625%, 01/23/2046	776	726
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)	1,035	1,094
Schlumberger Holdings
4.000%, 12/21/2025 (A)	3,000	3,130
Shell International Finance
6.375%, 12/15/2038	6,206	8,420
5.500%, 03/25/2040	2,500	3,086
4.550%, 08/12/2043	6,145	6,763
4.375%, 05/11/2045	6,370	6,852
4.125%, 05/11/2035	4,871	5,212
4.000%, 05/10/2046	6,220	6,345
3.750%, 09/12/2046	10,984	10,730
3.625%, 08/21/2042	305	293
Southern Natural Gas
7.350%, 02/15/2031	1,615	2,066
Spectra Energy Partners
5.950%, 09/25/2043	160	191

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Statoil
6.500%, 12/01/2028 (A)	$2,490	$3,209
5.250%, 04/15/2019	50	52
5.100%, 08/17/2040	1,415	1,666
4.800%, 11/08/2043	1,534	1,745
3.950%, 05/15/2043	1,430	1,457
Suncor Energy
5.950%, 12/01/2034	740	924
4.000%, 11/15/2047	1,500	1,502
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,740	1,737
TC PipeLines
4.375%, 03/13/2025	1,300	1,350
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	2,855
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,529
6.100%, 06/01/2040	1,660	2,171
5.000%, 10/16/2043	1,275	1,487
4.625%, 03/01/2034	10,968	12,100
Williams Partners
6.300%, 04/15/2040	50	61
5.800%, 11/15/2043	1,435	1,648
5.400%, 03/04/2044	1,000	1,098

		228,040

Financials — 17.9%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,952
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,570	7,464
Allstate
4.200%, 12/15/2046	3,415	3,612
Banco Santander
3.800%, 02/23/2028	2,305	2,300
Bank of America
7.750%, 05/14/2038	1,275	1,884
6.500%, 07/15/2018	265	272
6.110%, 01/29/2037	3,965	4,992
6.000%, 10/15/2036	2,655	3,441
Bank of America MTN
5.875%, 02/07/2042	11,748	15,093
5.000%, 01/21/2044	2,635	3,091
4.875%, 04/01/2044	1,690	1,965
4.450%, 03/03/2026	275	292
4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/2048	170	187
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	6,910	7,123
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	450	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	$920	$933
3.248%, 10/21/2027	2,850	2,818
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	52
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,300	1,324
Bank One Capital III
8.750%, 09/01/2030	655	959
Barclays
4.950%, 01/10/2047	1,450	1,582
4.836%, 05/09/2028	3,450	3,585
Berkshire Hathaway
4.500%, 02/11/2043	6,925	7,762
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	3,988
4.400%, 05/15/2042	2,250	2,487
4.300%, 05/15/2043	2,885	3,155
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	1,313	1,702
5.000%, 06/15/2044 (A)	2,238	2,517
4.450%, 07/15/2045 (A)	700	731
Brighthouse Financial
4.700%, 06/22/2047 (A)	2,375	2,321
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	4,818	5,371
CDP Financial
5.600%, 11/25/2039 (A)	2,513	3,279
Chubb
6.500%, 05/15/2038	1,110	1,544
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,834
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,254
6.125%, 11/01/2034	3,553	4,497
Citigroup
8.125%, 07/15/2039	2,968	4,632
6.125%, 08/25/2036	690	853
4.650%, 07/30/2045	1,539	1,717
4.450%, 09/29/2027	4,820	5,066
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	2,601	2,742
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	3,450	3,496
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	8,605	8,597
Citigroup Capital III
7.625%, 12/01/2036	895	1,166
CME Group
5.300%, 09/15/2043	2,020	2,543

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	173

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
4.625%, 12/01/2023	$1,670	$1,797
4.375%, 08/04/2025	1,285	1,356
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	141
Credit Suisse Group
4.282%, 01/09/2028 (A)	2,825	2,931
DaimlerChrysler
8.500%, 01/18/2031	150	224
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,053
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,970	4,565
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,000	1,080
First Union Capital II
7.950%, 11/15/2029	695	916
FMR
5.150%, 02/01/2043 (A)	260	301
4.950%, 02/01/2033 (A)	250	280
General Electric MTN
6.150%, 08/07/2037	81	105
5.875%, 01/14/2038	20,315	25,669
Goldman Sachs Group
6.750%, 10/01/2037	5,225	6,892
6.345%, 02/15/2034	2,725	3,402
6.250%, 02/01/2041	7,666	10,191
6.125%, 02/15/2033	18,145	22,886
5.950%, 01/18/2018	1,000	1,005
4.750%, 10/21/2045	4,985	5,589
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	5,680	5,790
3.850%, 01/26/2027	5,220	5,328
3.750%, 05/22/2025	2,250	2,307
3.625%, 01/22/2023	215	221
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	186
4.800%, 07/08/2044	7,115	8,024
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	3,100
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,612
7.000%, 01/15/2039	3,870	5,596
5.875%, 11/01/2034	7,660	9,720
HSBC Holdings
6.800%, 06/01/2038	3,350	4,536
6.500%, 09/15/2037	6,970	9,104
5.250%, 03/14/2044	18,130	21,225
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	5,085	5,284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
3.875%, 07/14/2027 (A)	$2,865	$2,867
JPMorgan Chase
6.400%, 05/15/2038	12,525	16,905
5.600%, 07/15/2041	5,180	6,452
5.500%, 10/15/2040	9,425	11,642
5.400%, 01/06/2042	8,400	10,268
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	95	100
4.250%, 10/15/2020	300	315
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	4,840	4,896
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	3,600	3,629
3.900%, 07/15/2025	500	524
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	3,495	3,551
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	5,985	6,156
3.625%, 12/01/2027	1,375	1,379
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	2,250	2,269
3.300%, 04/01/2026	4,190	4,200
3.200%, 01/25/2023	200	204
3.200%, 06/15/2026	3,760	3,737
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	3,683	4,142
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,022	5,433
Lincoln National
6.150%, 04/07/2036	3	4
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,495	1,485
Macquarie Group
6.250%, 01/14/2021 (A)	40	44
6.000%, 01/14/2020 (A)	100	107
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	605	992
4.900%, 04/01/2077 (A)	530	591
MetLife
10.750%, 08/01/2039	185	310
6.500%, 12/15/2032	170	222
5.875%, 02/06/2041	2,315	2,958
5.700%, 06/15/2035	11,989	15,049
4.875%, 11/13/2043	4,465	5,132
4.721%, 12/15/2044	4,190	4,701
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	294
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	1,500	1,918
Morgan Stanley
7.250%, 04/01/2032	155	213

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 01/22/2047	$6,165	$6,579
Morgan Stanley MTN
6.375%, 07/24/2042	7,880	10,739
6.250%, 08/09/2026	8,221	9,807
4.300%, 01/27/2045	10,550	11,111
4.000%, 07/23/2025	6,035	6,311
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	6,120	6,217
3.875%, 04/29/2024	635	663
3.700%, 10/23/2024	3,405	3,515
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	6,125	6,160
3.125%, 07/27/2026	3,540	3,475
2.765%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,525
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	1,275	1,294
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,517	4,763
Nationwide Financial Services
5.300%, 11/18/2044 (A)	585	679
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,094
4.950%, 04/22/2044 (A)	2,420	2,668
New York Life Insurance
6.750%, 11/15/2039 (A)	5,115	7,199
5.875%, 05/15/2033 (A)	4,447	5,645
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,827	2,390
3.850%, 09/30/2047 (A)	9,000	8,789
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	2,145	2,130
PNC Bank
3.800%, 07/25/2023	450	471
PNC Financial Services Group
6.700%, 06/10/2019	100	107
Prudential Financial MTN
6.625%, 12/01/2037	2,366	3,280
6.625%, 06/21/2040	285	398
5.700%, 12/14/2036	6,654	8,216
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,305
Raymond James Financial
4.950%, 07/15/2046	1,250	1,374
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	1,280	1,280
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,811

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Synchrony Financial
3.950%, 12/01/2027	$1,945	$1,927
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	271	378
4.900%, 09/15/2044 (A)	2,355	2,667
4.270%, 05/15/2047 (A)	3,893	4,031
Travelers
6.750%, 06/20/2036	3,148	4,437
5.350%, 11/01/2040	1,565	1,924
4.000%, 05/30/2047	1,555	1,620
3.750%, 05/15/2046	2,340	2,322
Travelers MTN
6.250%, 06/15/2037	4,767	6,396
Trinity Acquisition
6.125%, 08/15/2043	50	62
US Bancorp MTN
4.125%, 05/24/2021	22	23
Validus Holdings
8.875%, 01/26/2040	1,300	1,916
Wachovia
7.500%, 04/15/2035	340	463
6.600%, 01/15/2038	5,445	7,502
5.850%, 02/01/2037	12,081	15,170
Wells Fargo
5.606%, 01/15/2044	5,818	7,078
3.900%, 05/01/2045	13,677	13,832
3.000%, 04/22/2026	1,410	1,375
Wells Fargo MTN
4.900%, 11/17/2045	3,450	3,825
4.750%, 12/07/2046	10,126	11,081
4.650%, 11/04/2044	4,600	4,937
4.600%, 04/01/2021	40	43
4.400%, 06/14/2046	5,660	5,869
4.300%, 07/22/2027	1,207	1,271
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	17,976	18,228
Wells Fargo Bank
5.950%, 08/26/2036	5,915	7,437

		695,608

Health Care — 10.2%
Abbott Laboratories
4.900%, 11/30/2046	1,025	1,141
AbbVie
4.700%, 05/14/2045	280	305
Aetna
6.750%, 12/15/2037	906	1,219
4.750%, 03/15/2044	4,440	4,728
4.125%, 11/15/2042	2,020	1,974
3.875%, 08/15/2047	7,641	7,226

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	175

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allergan Funding SCS
4.850%, 06/15/2044	$625	$656
Allina Health System
4.805%, 11/15/2045	1,616	1,818
AmerisourceBergen
4.300%, 12/15/2047	1,195	1,190
Amgen
4.563%, 06/15/2048	925	998
4.400%, 05/01/2045	1,000	1,056
Anthem
6.375%, 06/15/2037	1,430	1,902
4.650%, 08/15/2044	900	963
4.625%, 05/15/2042	300	321
4.375%, 12/01/2047	7,620	7,834
3.650%, 12/01/2027	2,235	2,254
Ascension Health
4.847%, 11/15/2053	520	597
3.945%, 11/15/2046	3,885	4,005
AstraZeneca
6.450%, 09/15/2037	6,915	9,232
4.375%, 11/16/2045	3,850	4,070
4.000%, 09/18/2042	1,885	1,881
Barnabas Health
4.000%, 07/01/2028	2,240	2,273
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,615
Cardinal Health
4.368%, 06/15/2047	2,595	2,552
Celgene
5.250%, 08/15/2043	670	749
4.625%, 05/15/2044	780	808
Cigna
3.875%, 10/15/2047	1,440	1,396
3.050%, 10/15/2027	2,130	2,056
City of Hope
5.623%, 11/15/2043	850	1,068
Cleveland Clinic Foundation
4.858%, 01/01/2114	2,439	2,685
Covidien International Finance
6.550%, 10/15/2037	705	947
Eli Lilly
3.950%, 05/15/2047	9,187	9,671
3.100%, 05/15/2027	2,445	2,463
Express Scripts Holding
4.800%, 07/15/2046	4,080	4,226
Gilead Sciences
4.800%, 04/01/2044	7,284	8,175
4.750%, 03/01/2046	7,415	8,310
4.600%, 09/01/2035	2,810	3,102
4.500%, 02/01/2045	10,830	11,652
4.150%, 03/01/2047	6,615	6,820
4.000%, 09/01/2036	950	981

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 03/01/2027	$1,900	$1,857
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,404	15,744
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,592
Highmark
6.125%, 05/15/2041 (A)	550	617
4.750%, 05/15/2021 (A)	665	700
Humana
8.150%, 06/15/2038	1,510	2,222
4.800%, 03/15/2047	810	887
4.625%, 12/01/2042	55	59
Johns Hopkins Health System
3.837%, 05/15/2046	640	651
Johnson & Johnson
4.850%, 05/15/2041	5,652	6,691
4.500%, 12/05/2043	1,000	1,142
4.375%, 12/05/2033	8,300	9,368
3.625%, 03/03/2037	8,950	9,256
3.400%, 01/15/2038	7,435	7,456
2.900%, 01/15/2028	2,575	2,573
Medtronic
4.625%, 03/15/2044	6,416	7,152
4.625%, 03/15/2045	21,377	24,380
4.375%, 03/15/2035	13,961	15,319
Merck
4.150%, 05/18/2043	3,050	3,293
3.700%, 02/10/2045	15,095	15,202
3.600%, 09/15/2042	850	848
Mylan
5.250%, 06/15/2046	3,010	3,211
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,314	2,415
4.063%, 08/01/2056	2,200	2,248
Northwell Healthcare
4.260%, 11/01/2047	790	797
Novartis Capital
4.400%, 05/06/2044	8,375	9,405
NYU Hospitals Center
5.750%, 07/01/2043	2,040	2,622
4.428%, 07/01/2042	2,150	2,288
4.368%, 07/01/2047	1,950	2,075
Pfizer
4.400%, 05/15/2044	5,495	6,099
4.300%, 06/15/2043	2,640	2,884
4.125%, 12/15/2046	7,010	7,513
4.000%, 12/15/2036	13,466	14,465
Pharmacia
6.600%, 12/01/2028	1,145	1,495
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,599

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Roche Holdings
4.000%, 11/28/2044 (A)	$230	$242
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,836
Stryker
4.625%, 03/15/2046	615	686
4.375%, 05/15/2044	1,220	1,298
4.100%, 04/01/2043	785	800
Sutter Health
2.286%, 08/15/2053	2,000	1,991
Teva Pharmaceutical Finance LLC, Ser 2006
6.150%, 02/01/2036	2,385	2,387
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	500	381
Toledo Hospital
4.982%, 11/15/2045	2,145	2,505
Trinity Health
4.125%, 12/01/2045	2,524	2,606
UnitedHealth Group
6.875%, 02/15/2038	2,396	3,427
6.625%, 11/15/2037	4,315	6,057
6.500%, 06/15/2037	4,075	5,626
5.950%, 02/15/2041	95	125
5.800%, 03/15/2036	325	416
5.700%, 10/15/2040	1,005	1,289
4.750%, 07/15/2045	12,510	14,366
4.625%, 07/15/2035	1,180	1,348
4.375%, 03/15/2042	30	32
4.250%, 04/15/2047	5,300	5,699
3.950%, 10/15/2042	1,150	1,176
3.750%, 10/15/2047	940	934
2.950%, 10/15/2027	2,370	2,342
Wyeth LLC
6.500%, 02/01/2034	3,390	4,594
5.950%, 04/01/2037	15,098	20,015

		398,222

Industrials — 8.2%
3M MTN
3.625%, 10/15/2047	1,200	1,209
3.125%, 09/19/2046	2,275	2,092
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	437	456
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	5,016	5,129
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	1,825	1,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	$4,632	$4,665
American Airlines, Pass-Through Trust, Ser 2017-2, Cl AA
3.350%, 10/15/2029	4,355	4,388
Boeing
3.375%, 06/15/2046	2,400	2,277
3.300%, 03/01/2035	5,670	5,561
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	530	640
4.950%, 09/15/2041	140	163
4.900%, 04/01/2044	7,800	9,156
4.550%, 09/01/2044	5,425	6,070
4.450%, 03/15/2043	1,250	1,379
4.400%, 03/15/2042	2,825	3,100
4.125%, 06/15/2047	10,975	11,689
Canadian National Railway
6.250%, 08/01/2034	2,393	3,177
6.200%, 06/01/2036	5,665	7,538
4.500%, 11/07/2043	3,800	4,245
3.200%, 08/02/2046	4,045	3,795
Caterpillar
5.200%, 05/27/2041	640	792
4.750%, 05/15/2064	5,110	5,862
3.803%, 08/15/2042	5,890	6,130
CSX
4.500%, 08/01/2054	900	935
Deere
3.900%, 06/09/2042	7,240	7,649
Eaton
4.000%, 11/02/2032	3,356	3,477
GE Capital International Funding Unlimited
4.418%, 11/15/2035	62,889	67,080
General Electric
4.500%, 03/11/2044	11,790	12,772
2.700%, 10/09/2022	1,010	1,011
Honeywell International
5.700%, 03/15/2037	300	388
5.375%, 03/01/2041	4,695	5,974
Johnson Controls International
6.000%, 01/15/2036	340	418
5.700%, 03/01/2041	55	64
4.950%, 07/02/2064 (C)	695	748
Lockheed Martin
4.700%, 05/15/2046	1,000	1,134
3.600%, 03/01/2035	3,255	3,210
Norfolk Southern
4.050%, 08/15/2052 (A)	458	465
Northrop Grumman
4.030%, 10/15/2047	1,715	1,747

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	177

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parker-Hannifin
4.100%, 03/01/2047 (A)	$4,579	$4,785
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,922
Raytheon
4.700%, 12/15/2041	560	651
4.200%, 12/15/2044	3,500	3,835
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	5,850	6,419
4.200%, 03/16/2047 (A)	1,220	1,307
3.300%, 09/15/2046 (A)	11,730	10,808
Stanley Black & Decker
5.200%, 09/01/2040	280	326
Union Pacific
4.750%, 09/15/2041	2,829	3,266
4.375%, 11/15/2065	4,355	4,635
4.100%, 09/15/2067	2,705	2,713
4.050%, 03/01/2046	1,495	1,564
4.000%, 04/15/2047	3,225	3,383
3.875%, 02/01/2055	5,015	4,944
3.799%, 10/01/2051	5,205	5,191
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	2,412	2,478
United Parcel Service
8.375%, 04/01/2030 (C)	710	1,017
6.200%, 01/15/2038	3,152	4,260
3.750%, 11/15/2047	3,705	3,743
3.625%, 10/01/2042	1,595	1,582
3.400%, 11/15/2046	3,925	3,741
United Technologies
5.700%, 04/15/2040	1,630	2,053
4.500%, 06/01/2042	18,965	20,712
4.150%, 05/15/2045	1,750	1,824
4.050%, 05/04/2047	2,350	2,421
3.750%, 11/01/2046	11,956	11,733
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,817	2,040
WW Grainger
4.600%, 06/15/2045	1,433	1,546
4.200%, 05/15/2047	6,874	7,017

		320,367

Information Technology — 10.1%
Alibaba Group Holding
4.200%, 12/06/2047	4,280	4,349
4.000%, 12/06/2037	370	376
Apple
4.650%, 02/23/2046	10,290	11,750
4.450%, 05/06/2044	780	863
4.375%, 05/13/2045	18,015	19,734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 02/09/2047	$265	$283
3.850%, 05/04/2043	2,855	2,904
3.850%, 08/04/2046	20,027	20,216
3.750%, 09/12/2047	8,155	8,131
3.750%, 11/13/2047	3,625	3,619
3.450%, 02/09/2045	7,410	7,026
3.200%, 05/11/2027	3,000	3,033
2.900%, 09/12/2027	2,080	2,054
Applied Materials
5.850%, 06/15/2041	90	116
4.350%, 04/01/2047	3,448	3,789
Cisco Systems
5.900%, 02/15/2039	7,835	10,474
5.500%, 01/15/2040	8,370	10,837
Dell International LLC
8.350%, 07/15/2046 (A)	2,185	2,749
8.100%, 07/15/2036 (A)	1,860	2,298
Hewlett Packard Enterprise
6.200%, 10/15/2035	3,025	3,208
Intel
4.900%, 07/29/2045	13,315	15,994
4.800%, 10/01/2041	5,565	6,670
4.100%, 05/19/2046	2,234	2,373
4.100%, 05/11/2047	7,985	8,546
4.000%, 12/15/2032	555	595
Microsoft
5.300%, 02/08/2041	475	595
4.875%, 12/15/2043	1,200	1,436
4.750%, 11/03/2055	3,545	4,225
4.450%, 11/03/2045	1,315	1,501
4.250%, 02/06/2047	11,395	12,639
4.100%, 02/06/2037	16,249	17,781
4.000%, 02/12/2055	13,438	14,063
3.750%, 02/12/2045	24,475	25,026
3.700%, 08/08/2046	34,598	35,265
3.500%, 02/12/2035	2,395	2,448
3.500%, 11/15/2042	670	669
3.450%, 08/08/2036	10,350	10,440
2.400%, 08/08/2026	1,255	1,209
Oracle
6.500%, 04/15/2038	7,067	9,773
4.500%, 07/08/2044	980	1,088
4.375%, 05/15/2055	3,515	3,743
4.300%, 07/08/2034	16,130	17,606
4.125%, 05/15/2045	12,120	12,694
4.000%, 07/15/2046	17,799	18,409
4.000%, 11/15/2047	8,515	8,791
3.800%, 11/15/2037	9,440	9,651
3.250%, 11/15/2027	1,720	1,740
2.650%, 07/15/2026	5,050	4,897
QUALCOMM
4.650%, 05/20/2035	4,185	4,352

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 05/20/2047	$10,788	$10,371
Visa
4.300%, 12/14/2045	5,220	5,789
4.150%, 12/14/2035	4,040	4,421
3.650%, 09/15/2047	1,530	1,535
3.150%, 12/14/2025	1,005	1,025

		395,169

Materials — 1.1%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,799
Albemarle
5.450%, 12/01/2044	214	246
BHP Billiton Finance USA
5.000%, 09/30/2043	7,140	8,472
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	2,945	2,931
Georgia-Pacific LLC
8.875%, 05/15/2031	2,095	3,222
7.250%, 06/01/2028	330	434
International Paper
8.700%, 06/15/2038	1,000	1,491
Monsanto
4.700%, 07/15/2064	720	733
4.400%, 07/15/2044	225	234
Nacional del Cobre de Chile
4.500%, 08/01/2047 (A)	2,215	2,312
3.625%, 08/01/2027 (A)	2,480	2,474
Newmont Mining
5.875%, 04/01/2035	100	120
Nucor
6.400%, 12/01/2037	40	53
Rio Tinto Alcan
7.250%, 03/15/2031	4,290	5,685
Rio Tinto Finance USA
5.200%, 11/02/2040	4,067	4,854
4.750%, 03/22/2042	120	136
4.125%, 08/21/2042	5,360	5,623
Southern Copper
5.875%, 04/23/2045	2,150	2,607
Union Carbide
7.750%, 10/01/2096	25	34

		43,460

Real Estate — 1.3%
American Tower Trust I
3.070%, 03/15/2023 (A)	3,034	3,033
AvalonBay Communities MTN
4.150%, 07/01/2047	4,300	4,418
Crown Castle International
4.750%, 05/15/2047	255	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	$4,075	$4,145
ERP Operating
4.625%, 12/15/2021	33	35
4.500%, 07/01/2044	4,000	4,313
4.500%, 06/01/2045	1,450	1,567
4.000%, 08/01/2047	2,000	2,003
Kimco Realty
4.125%, 12/01/2046	3,260	3,089
Mid-America Apartments
3.600%, 06/01/2027	3,820	3,816
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,006
Realty Income
4.650%, 03/15/2047	2,655	2,805
Simon Property Group
6.750%, 02/01/2040	4,465	6,129
4.750%, 03/15/2042	4,080	4,457
4.375%, 03/01/2021	40	42
4.250%, 11/30/2046	2,000	2,063
3.375%, 12/01/2027	1,030	1,022
3.300%, 01/15/2026	560	560
Ventas Realty
5.700%, 09/30/2043	2,530	3,052
Welltower
5.125%, 03/15/2043	1,085	1,193

		50,012

Telecommunication Services — 1.7%
America Movil
6.375%, 03/01/2035	50	63
6.125%, 11/15/2037	50	61
6.125%, 03/30/2040	5,200	6,504
4.375%, 07/16/2042	595	620
AT&T
8.250%, 11/15/2031	1,391	1,947
6.350%, 03/15/2040	3,070	3,561
5.600%, 05/15/2018	40	41
5.250%, 03/01/2037	500	522
5.150%, 02/14/2050	4,750	4,736
4.900%, 08/14/2037	1,635	1,630
4.800%, 06/15/2044	2,096	2,036
4.500%, 05/15/2035	6,075	5,924
4.350%, 06/15/2045	5,689	5,144
3.000%, 02/15/2022	20	20
Centel Capital
9.000%, 10/15/2019	25	27
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,536	3,957
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	4,354	4,019

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	179

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
5.250%, 03/16/2037	$1,605	$1,746
5.012%, 04/15/2049	5,138	5,327
5.012%, 08/21/2054	7,502	7,568
4.672%, 03/15/2055	1,800	1,705
4.500%, 08/10/2033	3,940	4,071
4.272%, 01/15/2036	4,860	4,781
Vodafone Group
7.875%, 02/15/2030	1,280	1,732

		67,742

Utilities — 14.7%
AEP Transmission LLC
4.000%, 12/01/2046	5,703	5,947
Alabama Power
5.200%, 06/01/2041	155	183
5.125%, 02/15/2019	195	202
4.150%, 08/15/2044	135	143
3.850%, 12/01/2042	2,690	2,733
3.700%, 12/01/2047	1,593	1,585
Ameren Illinois
3.700%, 12/01/2047	3,230	3,230
American Water Capital
3.750%, 09/01/2047	1,750	1,764
Appalachian Power
6.700%, 08/15/2037	50	67
5.800%, 10/01/2035	125	153
4.600%, 03/30/2021	70	74
Arizona Public Service
8.750%, 03/01/2019	455	491
5.050%, 09/01/2041	50	59
4.500%, 04/01/2042	12	13
4.350%, 11/15/2045	1,735	1,898
Atmos Energy
4.125%, 10/15/2044	4,005	4,269
Baltimore Gas & Electric
6.350%, 10/01/2036	125	165
5.200%, 06/15/2033	1,620	1,840
3.500%, 08/15/2046	5,135	4,942
Berkshire Hathaway Energy
6.500%, 09/15/2037	10,535	14,403
6.125%, 04/01/2036	2,301	3,004
5.150%, 11/15/2043	470	558
Black Hills
4.200%, 09/15/2046	1,100	1,115
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,809
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,368
4.500%, 01/15/2021	40	42
Cleco Power
6.000%, 12/01/2040	650	808

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
4.700%, 01/15/2044	$6,023	$6,999
4.600%, 08/15/2043	2,070	2,363
3.750%, 08/15/2047	5,055	5,130
3.700%, 03/01/2045	11,570	11,579
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,629
3.200%, 03/15/2027	1,300	1,315
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,715
6.200%, 06/15/2036	65	86
5.850%, 04/01/2018	180	182
5.700%, 06/15/2040	40	51
5.500%, 12/01/2039	75	94
4.625%, 12/01/2054	1,075	1,208
4.450%, 03/15/2044	650	721
4.000%, 11/15/2057	4,240	4,274
3.950%, 03/01/2043	5,840	6,095
3.875%, 06/15/2047	7,008	7,196
3.850%, 06/15/2046	4,817	4,948
Dominion Energy
5.250%, 08/01/2033	20	23
DTE Electric
3.950%, 06/15/2042	80	83
3.900%, 06/01/2021	30	31
3.700%, 03/15/2045	7,900	7,921
Duke Energy
3.550%, 09/15/2021	17	18
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	146
6.100%, 06/01/2037	2,010	2,627
6.050%, 04/15/2038	2,035	2,706
6.000%, 01/15/2038	4,366	5,719
5.300%, 02/15/2040	9,605	11,900
4.250%, 12/15/2041	2,000	2,157
4.000%, 09/30/2042	15,250	16,018
3.900%, 06/15/2021	50	52
3.875%, 03/15/2046	5,590	5,738
3.750%, 06/01/2045	500	507
3.700%, 12/01/2047	3,360	3,379
Duke Energy Florida LLC
6.400%, 06/15/2038	3,255	4,507
3.400%, 10/01/2046	1,315	1,251
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,377
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,916
6.350%, 08/15/2038	3,185	4,326
4.900%, 07/15/2043	965	1,145
3.750%, 05/15/2046	1,750	1,758
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,184

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 08/15/2045	$4,810	$5,208
4.150%, 12/01/2044	1,250	1,337
4.100%, 05/15/2042	530	560
3.700%, 10/15/2046	650	646
3.600%, 09/15/2047	850	841
Electricite de France
6.000%, 01/22/2114 (A)	7,708	8,567
4.950%, 10/13/2045 (A)	2,135	2,333
4.750%, 10/13/2035 (A)	1,625	1,774
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,137
Enel Finance International
4.750%, 05/25/2047 (A)	1,840	1,910
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,635
3.250%, 04/01/2028	3,475	3,468
Entergy Mississippi
2.850%, 06/01/2028	4,370	4,230
Exelon
4.950%, 06/15/2035	1,805	2,040
FirstEnergy
4.850%, 07/15/2047	40	43
Florida Power & Light
5.960%, 04/01/2039	2,570	3,414
5.690%, 03/01/2040	5,728	7,505
5.650%, 02/01/2037	1,000	1,273
4.050%, 06/01/2042	3,460	3,692
4.050%, 10/01/2044	2,715	2,921
3.800%, 12/15/2042	4,720	4,856
Georgia Power
5.650%, 03/01/2037	105	123
5.400%, 06/01/2040	7,816	9,238
4.300%, 03/15/2042	6,850	7,101
4.300%, 03/15/2043	2,945	3,035
Gulf Power
4.550%, 10/01/2044	700	747
Indiana Michigan Power
4.550%, 03/15/2046	780	866
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	4,150	4,571
4.650%, 06/01/2043 (A)	4,250	4,558
International Transmission
4.625%, 08/15/2043	2,905	3,237
Jersey Central Power & Light
6.150%, 06/01/2037	775	916
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,703	7,392
Kentucky Utilities
5.125%, 11/01/2040	2,565	3,124
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,151	5,366

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Louisville Gas & Electric
4.650%, 11/15/2043	$3,390	$3,859
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,207
4.400%, 10/15/2044	7,655	8,590
4.250%, 05/01/2046	2,775	3,034
3.950%, 08/01/2047	1,330	1,397
MidAmerican Energy MTN
5.800%, 10/15/2036	635	807
5.750%, 11/01/2035	640	808
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,016
Nevada Power
6.650%, 04/01/2036	100	136
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,669
4.119%, 11/28/2042 (A)	2,000	2,090
NiSource Finance
5.950%, 06/15/2041	220	276
5.800%, 02/01/2042	900	1,094
4.375%, 05/15/2047	2,635	2,816
Northern States Power
6.250%, 06/01/2036	1,176	1,571
6.200%, 07/01/2037	6,718	9,066
3.600%, 05/15/2046	500	499
3.400%, 08/15/2042	464	451
Oglethorpe Power
5.375%, 11/01/2040	2,735	3,191
5.250%, 09/01/2050	755	851
4.250%, 04/01/2046	1,745	1,693
4.200%, 12/01/2042	3,740	3,721
Ohio Edison
8.250%, 10/15/2038	655	993
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,514
Oncor Electric Delivery
7.000%, 09/01/2022	85	101
6.800%, 09/01/2018	35	36
5.250%, 09/30/2040	4,606	5,634
4.550%, 12/01/2041	4,960	5,627
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,555	1,918
One Gas
4.658%, 02/01/2044	1,420	1,597
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	5,995
6.050%, 03/01/2034	7,504	9,316
4.600%, 06/15/2043	8,520	9,299
4.450%, 04/15/2042	4,495	4,779
4.000%, 12/01/2046	2,391	2,397
3.250%, 09/15/2021	18	18

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	181

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PacifiCorp
6.250%, 10/15/2037	$4,315	$5,763
6.000%, 01/15/2039	5,065	6,719
4.100%, 02/01/2042	2,920	3,098
PECO Energy
4.800%, 10/15/2043	1,505	1,742
3.700%, 09/15/2047	960	972
Pennsylvania Electric
6.150%, 10/01/2038	100	123
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,494
3.640%, 11/01/2046	1,300	1,249
Potomac Electric Power
4.950%, 11/15/2043	950	1,122
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,225
3.950%, 06/01/2047	4,455	4,643
Progress Energy
4.400%, 01/15/2021	25	26
PSEG Power LLC
5.125%, 04/15/2020	50	53
Public Service Electric & Gas MTN
4.050%, 05/01/2045	1,800	1,908
4.000%, 06/01/2044	695	714
3.800%, 01/01/2043	2,000	2,015
3.800%, 03/01/2046	2,000	2,083
3.650%, 09/01/2042	1,905	1,907
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,644
4.300%, 03/15/2044	1,780	1,967
3.950%, 03/15/2043	5,845	6,047
2.900%, 05/15/2025	5,070	5,031
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	170
San Diego Gas & Electric
6.000%, 06/01/2026	625	744
3.750%, 06/01/2047	5,125	5,273
Sempra Energy
9.800%, 02/15/2019	50	54
South Carolina Electric & Gas
5.100%, 06/01/2065	3,240	3,561
4.350%, 02/01/2042	4,845	4,927
Southern California Edison
6.000%, 01/15/2034	175	225
5.950%, 02/01/2038	510	674
5.500%, 03/15/2040	70	89
5.350%, 07/15/2035	2,240	2,714
4.650%, 10/01/2043	8,734	10,163
4.050%, 03/15/2042	7,405	7,915
4.000%, 04/01/2047	7,909	8,422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Gas
3.750%, 09/15/2042	$3,150	$3,203
Southern Gas Capital
5.875%, 03/15/2041	600	733
4.400%, 06/01/2043	665	696
3.950%, 10/01/2046	400	394
3.500%, 09/15/2021	68	70
Southwest Gas
3.800%, 09/29/2046	1,025	1,016
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,586
Southwestern Public Service
4.500%, 08/15/2041	10,725	11,999
3.700%, 08/15/2047	2,000	2,013
Tampa Electric
4.350%, 05/15/2044	1,225	1,301
Union Electric
8.450%, 03/15/2039	2,780	4,504
Virginia Electric & Power
6.350%, 11/30/2037	630	859
4.650%, 08/15/2043	5,230	5,920
4.450%, 02/15/2044	4,500	5,006
4.000%, 11/15/2046	1,720	1,794
Wisconsin Electric Power
4.250%, 06/01/2044	850	920
3.650%, 12/15/2042	3,930	3,848
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	338
3.050%, 10/15/2027	2,840	2,827
Wisconsin Public Service
4.752%, 11/01/2044	3,615	4,251
Xcel Energy
4.800%, 09/15/2041	1,067	1,190

		572,645

Total Corporate Obligations (Cost $3,197,232) ($ Thousands)		3,338,639

MUNICIPAL BONDS — 6.6%

Alabama — 0.0%
Alabama, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,085

California — 3.1%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,845	4,127

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	$2,450	$2,537
California State, Build America Project, GO
7.600%, 11/01/2040	410	648
7.550%, 04/01/2039	10,640	16,466
7.500%, 04/01/2034	19,485	28,564
City of San Francisco, Public Utilities Commission Water Revenue, Ser DE, RB
6.000%, 11/01/2040	1,000	1,279
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	680	853
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,563
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	700
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,503
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	4,530	6,815
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,981
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,138
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	9,742
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,224
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,750	2,440
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,000	2,429
State of California, Build America Project, GO
7.625%, 03/01/2040	1,870	2,891
7.300%, 10/01/2039	11,750	17,399
University of California, Build America Project, RB
5.770%, 05/15/2043	5,100	6,610
University of California, Ser AD, RB
4.858%, 05/15/2112	3,000	3,298
University of California, Ser AP, RB
3.931%, 05/15/2045	950	971
University of California, Ser AQ, RB
4.767%, 05/15/2115	4,529	4,888

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of California, Ser J, RB
4.131%, 05/15/2045	$1,000	$1,045

		121,111

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	606

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	2,235	2,720
6.637%, 04/01/2057	3,909	4,938

		7,658

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	3,205	4,141

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,514

Massachusetts — 0.2%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	555	651
Commonwealth of Massachusetts, GO
5.456%, 12/01/2039	5,085	6,435
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	330	378
Commonwealth of Massachusetts, Ser E, GO Callable 04/01/2025 @ 100
3.000%, 04/01/2041	1,500	1,392

		8,856

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,029

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,391

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	183

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
State of Missouri, Health & Education, Ser A, RB
3.685%, 02/15/2047	$675	$679

		2,070

New Jersey — 0.4%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	2,895	4,421
7.102%, 01/01/2041	6,485	9,555

		13,976

New York — 1.0%
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,525
5.206%, 10/01/2031	750	876
City of New York, Ser B-3, GO Callable 10/01/2027 @ 100
3.050%, 10/01/2029	1,000	976
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,585
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,045
5.882%, 06/15/2044	500	690
5.724%, 06/15/2042	3,720	5,042
5.440%, 06/15/2043	3,000	3,926
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,132
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	3,929
5.508%, 08/01/2037	1,890	2,409
5.267%, 05/01/2027	1,000	1,166
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	2,000	2,362
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,428
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	298
4.458%, 10/01/2062	7,225	8,182
Port Authority of New York & New Jersey, Ser 181, RB
4.960%, 08/01/2046	500	611
Port Authority of New York & New Jersey, Ser 20, RB
4.229%, 10/15/2057	500	542

		38,724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Ohio — 0.1%
Ohio State University, Ser A, RB
4.048%, 12/01/2056	$4,150	$4,366
State of Ohio, RB
3.700%, 01/01/2043	970	976

		5,342

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,016

Texas — 1.0%
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,250	1,334
City Public Service Board of San Antonio, RB
5.808%, 02/01/2041	3,800	5,008
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,470
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,635
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,264
Permanent University Fund -University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	1,983
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,708
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,708
Texas, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	5,025	6,092
5.028%, 04/01/2026	6,600	7,500
University of Texas, Build America Project, Ser B, RB Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	64
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,802

		40,568

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	554

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Washington — 0.2%
State of Washington, GO
5.140%, 08/01/2040	$4,495	$5,629
5.040%, 08/01/2031	1,260	1,476

		7,105

Total Municipal Bonds (Cost $250,908) ($ Thousands)		258,355

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bills
1.292%, 04/19/2018 (B)	3,980	3,960
1.102%, 01/25/2018 (B)	11,280	11,260
1.096%, 01/18/2018 (B)	3,025	3,021
1.069%, 01/11/2018 (B)	2,480	2,477
U.S. Treasury Bonds
3.000%, 02/15/2047	16,430	16,970
3.000%, 05/15/2047	46,610	48,149
2.750%, 08/15/2047	76,429	75,127
2.750%, 11/15/2047	17,505	17,219
2.250%, 08/15/2046	9,775	8,647
U.S. Treasury Notes
2.250%, 08/15/2027	38,505	37,899
2.250%, 11/15/2027	5,105	5,029

Total U.S. Treasury Obligations (Cost $228,835) ($ Thousands)		229,758

SOVEREIGN DEBT — 0.2%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)	1,660	1,650
Chile Government International Bond
3.860%, 06/21/2047	3,300	3,366
Qatar Government International Bond
4.625%, 06/02/2046 (A)	720	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	$3,420	$3,492

Total Sovereign Debt (Cost $9,042) ($ Thousands)		9,256

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	439	457
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (A)	3,100	3,046

Total Asset-Backed Securities (Cost $3,524) ($ Thousands)		3,503

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Tennessee Valley Authority
4.250%, 09/15/2065	2,775	3,210

Total U.S. Government Agency Obligation (Cost $2,720) ($ Thousands)		3,210

	Shares

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	50,292,150	50,292

Total Cash Equivalent (Cost $50,292) ($ Thousands)		50,292

Total Investments in Securities— 99.9% (Cost $3,742,553) ($ Thousands)		$3,893,013

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long / (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	143	Mar-2018	$17,860	$17,739	$(121)
U.S. 5-Year Treasury Note	95	Mar-2018	11,088	11,053	(35)
U.S. Long Treasury Bond	(925)	Mar-2018	(141,666)	(140,340)	1,326
U.S. Ultra Long Treasury Bond	543	Mar-2018	90,249	89,527	(722)
Ultra 10-Year U.S. Treasury Note	3	Mar-2018	403	400	(3)

			$(22,066)	$(21,621)	$445

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	185

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Long Duration Credit Fund (Concluded)

Percentages are based on Net Assets of $3,898,461 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $319,357 ($ Thousands), representing 8.19% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2017. The coupon on a step bond changes on a specified date.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$3,338,639	$–	$3,338,639
Municipal Bonds	–	258,355	–	258,355
U.S. Treasury Obligations	–	229,758	–	229,758
Sovereign Debt	–	9,256	–	9,256
Asset-Backed Securities	–	3,503	–	3,503
U.S. Government Agency Obligation	–	3,210	–	3,210
Cash Equivalent	50,292	–	–	50,292

Total Investments in Securities	$50,292	$3,842,721	$–	$3,893,013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,326	$—	$—	$1,326
Unrealized Depreciation	(881)	—	—	(881)

Total Other Financial Instruments	$445	$—	$—	$445

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$26,602	$743,014	$(719,324)	$50,292	$187

The accompanying notes are an integral part of the financial statements.

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 49.3%

Consumer Discretionary — 3.9%
AutoZone
1.625%, 04/21/2019	$160	$159
BMW US Capital LLC
1.730%, VAR ICE LIBOR USD 3 Month+0.410%, 09/13/2019 (A)	2,035	2,045
Daimler Finance North America LLC
2.083%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,810	1,824
1.921%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (A)	625	627
1.650%, 05/18/2018 (A)	800	800
1.500%, 07/05/2019 (A)	670	662
Discovery Communications LLC
2.200%, 09/20/2019	220	219
2.036%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	760	764
Ford Motor Credit LLC
2.601%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	761
2.350%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	1,185	1,198
2.220%, VAR ICE LIBOR USD 3 Month+0.900%, 06/15/2018	1,940	1,946
2.140%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	1,000	1,005
2.021%, 05/03/2019	1,300	1,293
General Motors Financial
2.289%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	700	707
Nissan Motor Acceptance MTN
2.249%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,012
1.939%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	1,585	1,594

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.721%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	$850	$851

		17,467

Consumer Staples — 4.2%
Anheuser-Busch InBev Finance
2.641%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	800	827
Anheuser-Busch InBev Worldwide
2.067%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	750	753
BAT Capital
2.003%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	2,500	2,513
Baxalta
2.103%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	3,300	3,308
Constellation Brands
2.000%, 11/07/2019	900	895
CVS Health
1.900%, 07/20/2018	1,000	999
Kraft Heinz Foods
2.230%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	625	632
Kroger
2.000%, 01/15/2019	290	289
Kroger MTN
1.500%, 09/30/2019	615	607
Molson Coors Brewing
1.450%, 07/15/2019	240	237
Mondelez International
1.897%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	1,500	1,504
Mondelez International Holdings Netherlands BV
1.988%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,995	2,002
Philip Morris International
1.861%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,305	2,316
Reckitt Benckiser Treasury Services
1.888%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	825	827
Reynolds American
2.300%, 06/12/2018	1,070	1,072

		18,781

Energy — 2.5%
Anadarko Petroleum
8.700%, 03/15/2019	750	808
6.950%, 06/15/2019	470	501

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	187

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Andeavor Logistics
5.500%, 10/15/2019	$430	$450
Energy Transfer
2.500%, 06/15/2018	800	802
Enterprise Products Operating LLC
6.650%, 04/15/2018	600	610
1.650%, 05/07/2018	1,835	1,833
Kinder Morgan
2.000%, 12/01/2017	785	785
Phillips 66
2.109%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	956
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	600	597
Shell International Finance
1.375%, 05/10/2019	750	744
Shell International Finance BV
1.660%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,385	1,393
TransCanada PipeLines
2.147%, VAR ICE LIBOR USD 3 Month+0.790%, 01/12/2018	1,850	1,851

		11,330

Financials — 28.0%
ABN AMRO Bank
1.994%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	2,230	2,241
AIG Global Funding
1.815%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,203
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	1,500	1,492
1.650%, 12/15/2017 (A)	1,050	1,050
American Express Credit MTN
1.917%, VAR ICE LIBOR USD 3 Month+0.430%, 03/03/2020	1,510	1,515
1.875%, 11/05/2018	1,600	1,600
1.715%, VAR ICE LIBOR USD 3 Month+0.330%, 05/03/2019	510	511
American Honda Finance MTN
2.271%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,600	1,614
Bank Nederlandse Gemeenten MTN
1.000%, 02/12/2018 (A)	3,000	2,997
Bank of America
2.399%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	1,000	1,009
Bank of America MTN
5.650%, 05/01/2018	305	310
2.523%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.205%, VAR ICE LIBOR USD 3 Month+0.870%, 04/01/2019	$1,840	$1,855
2.000%, 01/11/2018	545	545
Bank of Montreal MTN
1.760%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,365	2,373
Bank of New York Mellon MTN
1.797%, VAR ICE LIBOR USD 3 Month+0.480%, 09/11/2019	2,000	2,015
Bank of Nova Scotia
2.189%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,470	1,481
2.125%, 09/11/2019	1,620	1,620
1.957%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	801
Banque Federative du Credit Mutuel
1.853%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	878
BB&T MTN
2.180%, VAR ICE LIBOR USD 3 Month+0.860%, 06/15/2018	890	893
2.037%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	800	804
1.890%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	655
BPCE MTN
2.666%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	685
Branch Banking & Trust
1.809%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	1,350	1,356
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	1,705	1,693
1.836%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	1,225	1,231
Capital One
2.528%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	1,000	1,006
Capital One Financial
2.173%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	1,820	1,832
1.830%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	725	724
Citibank
1.810%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	1,720	1,729
Citigroup
2.150%, 07/30/2018	580	581
2.119%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	1,000	1,006
2.064%, VAR ICE LIBOR USD 3 Month+0.690%, 04/27/2018	1,680	1,683
1.700%, 04/27/2018	850	850

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citizens Bank
2.272%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	$1,250	$1,257
2.032%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	1,000	1,003
Cooperatieve Rabobank UA
2.180%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,369
Credit Agricole MTN
2.287%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	500	507
Danske Bank MTN
1.997%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,254
DNB Bank
1.705%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	875	876
DNB Boligkreditt
1.450%, 03/21/2018 (A)	4,075	4,070
Fifth Third Bank
1.920%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,210	1,217
1.628%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,250	1,249
Goldman Sachs Group
2.578%, VAR ICE LIBOR USD 3 Month+1.200%, 04/30/2018	215	216
2.481%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	912
2.375%, 01/22/2018	2,300	2,302
2.117%, VAR ICE LIBOR USD 3 Month+0.800%, 12/13/2019	1,730	1,744
Goldman Sachs Group MTN
2.516%, VAR ICE LIBOR USD 3 Month+1.100%, 11/15/2018	1,375	1,385
HSBC Bank
2.056%, VAR ICE LIBOR USD 3 Month+0.640%, 05/15/2018 (A)	2,155	2,160
Huntington National Bank
2.200%, 11/06/2018	1,790	1,792
1.827%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	375	377
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	560	560
2.000%, 07/01/2019 (A)	500	493
ING Bank
2.025%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	1,300	1,309
Jackson National Life Global Funding
2.060%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	600	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
2.583%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	$396	$405
2.318%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	700	709
2.163%, VAR ICE LIBOR USD 3 Month+0.840%, 03/22/2019	2,400	2,419
2.008%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	1,000	1,006
KeyBank
2.350%, 03/08/2019	750	753
2.256%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,316
Manufacturers & Traders Trust
2.046%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,250	1,256
Metropolitan Life Global Funding I
1.754%, VAR ICE LIBOR USD 3 Month+0.430%, 12/19/2018 (A)	1,400	1,405
1.659%, VAR ICE LIBOR USD 3 Month+0.340%, 09/14/2018 (A)	600	602
Moody’s
1.837%, VAR ICE LIBOR USD 3 Month+0.350%, 09/04/2018	900	901
Morgan Stanley
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	800	812
2.215%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	750	755
2.213%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	2,165	2,174
MUFG Americas Holdings
1.625%, 02/09/2018	1,440	1,440
MUFG Union Bank
2.625%, 09/26/2018	900	905
National Bank of Canada MTN
1.870%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	2,500	2,513
PNC Bank
1.800%, 11/05/2018	1,565	1,564
1.796%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	1,525	1,529
1.717%, VAR ICE LIBOR USD 3 Month+0.400%, 12/07/2018	1,600	1,604
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	500	496
Protective Life Global Funding
1.722%, 04/15/2019 (A)	1,065	1,061
Prudential Financial MTN
6.000%, 12/01/2017	1,120	1,120
2.196%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	1,649	1,657

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	189

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Regions Bank
7.500%, 05/15/2018	$950	$973
Royal Bank of Canada MTN
1.625%, 04/15/2019	1,000	995
Santander UK MTN
2.312%, VAR ICE LIBOR USD 3 Month+0.850%, 08/24/2018	1,250	1,256
Societe Generale MTN
2.415%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	2,500	2,519
Sumitomo Mitsui Banking MTN
2.294%, VAR ICE LIBOR USD 3 Month+0.940%, 01/18/2019	1,550	1,562
SunTrust Bank
1.910%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	2,815	2,831
Synchrony Financial
2.615%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,750	1,771
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	2,175	2,179
Toronto-Dominion Bank MTN
2.203%, VAR ICE LIBOR USD 3 Month+0.840%, 01/22/2019	1,180	1,190
1.903%, VAR ICE LIBOR USD 3 Month+0.540%, 07/23/2018	1,500	1,504
UBS
1.897%, VAR ICE LIBOR USD 3 Month+0.580%, 06/08/2020 (A)	2,205	2,217
UBS MTN
2.053%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	1,750	1,762
Volkswagen Group of America Finance LLC
1.916%, VAR ICE LIBOR USD 3 Month+0.470%, 05/22/2018 (A)	750	750
Voya Financial
2.900%, 02/15/2018	850	851
Wells Fargo
2.475%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	713
Wells Fargo MTN
2.058%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,250	1,262
1.993%, VAR ICE LIBOR USD 3 Month+0.630%, 04/23/2018	1,290	1,292
Wells Fargo Bank MTN
1.966%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	1,000	1,009
Westpac Banking
1.963%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	800	804

		127,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 4.2%
AbbVie
1.800%, 05/14/2018	$1,200	$1,200
Aetna
1.700%, 06/07/2018	3,150	3,148
Allergan Funding SCS
2.350%, 03/12/2018	2,930	2,934
Amgen
1.863%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,256
1.730%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,185	1,188
Anthem
2.500%, 11/21/2020	900	900
Cardinal Health
2.090%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,203
Catholic Health Initiatives
2.600%, 08/01/2018	740	743
Celgene
2.125%, 08/15/2018	750	752
Gilead Sciences
1.576%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,550	1,552
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,400	1,387
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	2,145	2,076
UnitedHealth Group
1.419%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	800	799

		19,138

Industrials — 1.8%
Air Lease
2.125%, 01/15/2020	650	646
Caterpillar Financial Services MTN
2.154%, VAR ICE LIBOR USD 3 Month+0.700%, 02/23/2018	1,435	1,437
2.100%, 06/09/2019	435	436
Fortive
1.800%, 06/15/2019	520	517
General Electric MTN
1.970%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,210	1,220
Honeywell International
1.658%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	1,250	1,254
John Deere Capital MTN
1.629%, VAR ICE LIBOR USD 3 Month+0.270%, 10/15/2018	1,000	1,002

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing LP
2.875%, 07/17/2018 (A)	$400	$402
TTX MTN
2.250%, 02/01/2019 (A)	465	464
United Technologies
1.727%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	900	904

		8,282

Information Technology — 1.3%
Broadcom
2.375%, 01/15/2020 (A)	1,400	1,387
DXC Technology
2.875%, 03/27/2020	610	614
eBay
2.248%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,200	1,203
Hewlett Packard Enterprise
3.273%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	255	259
2.100%, 10/04/2019 (A)	1,225	1,216
QUALCOMM
1.886%, VAR ICE LIBOR USD 3 Month+0.450%, 05/20/2020	1,275	1,278

		5,957

Materials — 0.2%
Air Liquide Finance
1.375%, 09/27/2019 (A)	900	886

Real Estate — 0.3%
Simon Property Group
1.500%, 02/01/2018 (A)	1,390	1,390

Telecommunication Services — 1.2%
AT&T
5.500%, 02/01/2018	1,700	1,710
2.263%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	1,250	1,266
Verizon Communications
1.786%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	2,415	2,418

		5,394

Utilities — 1.7%
American Electric Power
2.150%, 11/13/2020	750	747
Connecticut Light & Power
5.650%, 05/01/2018	1,540	1,565
DTE Energy
1.500%, 10/01/2019	870	856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emera US Finance
2.150%, 06/15/2019	$340	$339
NextEra Energy Capital Holdings
1.649%, 09/01/2018	185	185
Sempra Energy
1.625%, 10/07/2019	395	390
Southern
2.035%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	600	604
1.550%, 07/01/2018	650	648
Southern Power
1.500%, 06/01/2018	1,645	1,642
Virginia Electric & Power
1.200%, 01/15/2018	800	800

		7,776

Total Corporate Obligations (Cost $222,946) ($ Thousands)	223,454

ASSET-BACKED SECURITIES — 24.6%

Automotive — 9.9%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	880	883
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	737	737
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl A
1.820%, 03/10/2020 (A)	618	618
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	875	877
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	167	167
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	155	155
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	1,290	1,290
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	470	469
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/2021	810	816
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	310	309

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	191

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	$352	$352
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	280	280
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	1,665	1,663
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	1,074	1,072
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	565	564
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	570	568
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.590%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	1,490	1,491
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	605	604
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
1.583%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	2,475	2,475
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	295	295
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (A)	218	218
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	192	192
CPS Auto Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	286	285
Credit Acceptance Auto Loan Trust, Ser 2015- 1A, Cl A
2.000%, 07/15/2022 (A)	13	13
Credit Acceptance Auto Loan Trust, Ser 2016- 2A, Cl A
2.420%, 11/15/2023 (A)	1,550	1,554
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	690	687
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A
2.650%, 06/15/2026 (A)	300	302
Drive Auto Receivables Trust, Ser 2017-2, Cl A2A
1.630%, 08/15/2019	419	419
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (A)	503	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (A)	$362	$362
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/2020 (A)	595	594
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A3
1.640%, 03/20/2020 (A)	938	937
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	448	447
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	350	350
First Investors Auto Owner Trust, Ser 2014- 3A, Cl A3
1.670%, 11/16/2020 (A)	204	204
First Investors Auto Owner Trust, Ser 2017- 1A, Cl A1
1.690%, 04/15/2021 (A)	183	183
First Investors Auto Owner Trust, Ser 2017- 2A, Cl A1
1.860%, 10/15/2021 (A)	244	244
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	445	444
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	675	672
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	765	765
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.850%, VAR LIBOR USD 1 Month+0.600%, 08/15/2020	170	170
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	190	190
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	933	933
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	1,355	1,356
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	157	157
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	1,300	1,297
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.750%, VAR LIBOR USD 1 Month+0.500%, 05/15/2020 (A)	655	656
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	331	331

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	$751	$751
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	1,110	1,110
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (A)	105	105
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (A)	92	92
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	1,475	1,467
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	400	402
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,935	1,956
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	1,400	1,404
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	725	725
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	86	85
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl A2
1.600%, 03/16/2020	579	578
Santander Retail Auto Lease Trust, Ser 2017- A, Cl A3
2.220%, 01/20/2021 (A)	2,150	2,146
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (A)	311	310
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	320	320
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	240	239
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	638	638
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	86	86
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	$720	$721
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	439	438
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	395	394
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	235	234

		44,751

Credit Cards — 1.7%
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.900%, VAR LIBOR USD 1 Month+0.650%, 08/16/2021 (A)	395	397
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
1.700%, VAR LIBOR USD 1 Month+0.450%, 07/15/2022	875	878
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	637
CARDS II Trust, Ser 2017-1A, Cl A
1.620%, VAR LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	1,385	1,388
Chase Issuance Trust, Ser 2015-A2, Cl A2
1.590%, 02/18/2020	1,125	1,125
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.608%, VAR LIBOR USD 1 Month+0.280%, 05/26/2020	1,015	1,016
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.790%, VAR LIBOR USD 1 Month+0.540%, 09/15/2021	1,055	1,061
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,400	1,400

		7,902

Mortgage Related Securities — 0.6%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.918%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	273	274
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates,
Ser 2004-4, Cl A1 1.958%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	708	710

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	193

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
2.349%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2035	$496	$496
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.329%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	57	57
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	1,201	1,237
Option One Mortgage Loan Trust, Ser 2005- 1, Cl A1A
1.829%, VAR ICE LIBOR USD 1 Month+0.500%, 02/25/2035	86	86

		2,860

Non-Agency Mortgage-Backed Obligations — 0.5%
LSTAR Securities Investment, Ser 2017-7, Cl A
2.992%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	497	494
LSTAR Securities Investment, Ser 2017-8, Cl A
2.993%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	500	499
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	376	380
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	274	275
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	741	736

		2,384

Other Asset-Backed Securities — 11.9%
Apidos CLO XII, Ser 2013-12A, Cl A
2.459%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2025 (A)	776	778
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)(C)	206	206
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	864	884
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
2.504%, VAR ICE LIBOR USD 3 Month+1.150%, 04/18/2025 (A)	231	231
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
2.249%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	335

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cent CLO, Ser 2014-16AR, Cl A1AR
2.627%, VAR ICE LIBOR USD 3 Month+1.250%, 08/01/2024 (A)	$1,317	$1,321
Cent CLO, Ser 2017-20A, Cl AR
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	1,495	1,501
CIFC Funding, Ser 2017-1A, Cl A1R
2.609%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	1,060	1,074
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	675	675
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	26	26
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	184	184
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	2,085	2,084
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
2.259%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	955	959
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	300	300
Dryden 31 Senior Loan Fund, Ser 2017-31A, Cl AR
2.434%, VAR ICE LIBOR USD 3 Month+1.080%, 04/18/2026 (A)	1,495	1,500
Ford Credit Floorplan Master Owner Trust A, Ser 2015-1, Cl A1
1.420%, 01/15/2020	535	535
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	700	698
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (A)	254	254
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.639%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	1,373	1,372
John Deere Owner Trust, Ser 2014-B, Cl A4
1.500%, 06/15/2021	1,015	1,015
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (A)	138	138
Limerock CLO II, Ser 2017-2A, Cl AR
2.654%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	1,300	1,308
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.623%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	300	303
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (A)	1,172	1,176

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	$430	$430
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 02/25/2058 (A)(B)	862	863
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	305	305
Morgan Stanley Capital 1 Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034	196	193
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (A)(B)	128	128
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (A)	70	70
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	281	280
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	407	406
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.629%, VAR ICE LIBOR USD 1 Month+0.300%, 09/26/2022	252	252
Navient Student Loan Trust, Ser 2015-3, Cl A1
1.648%, VAR ICE LIBOR USD 1 Month+0.320%, 07/25/2030	221	222
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.808%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	423	424
New Residential Advance Receivables Trust Advance Receivables Backed Notes,
Ser 2016-T2, Cl AT2 2.575%, 10/15/2049 (A)	1,025	1,018
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
1.930%, VAR LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,533
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	68	68
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	721	721
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.493%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	675	679
OCP CLO, Ser 2016-2A, Cl A1R
2.846%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	465	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2017-8A, Cl A1R
2.203%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	$700	$701
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.473%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	884	887
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
2.543%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	1,195	1,201
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.483%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	607	609
OZLM XII, Ser 2015-12A, Cl A1
2.828%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	640	642
Pretium Mortgage Credit Partners, Ser 2017- NPL5, Cl A1
3.327%, 12/30/2032	250	250
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	485	484
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.597%, VAR ICE LIBOR USD 3 Month+0.230%, 01/25/2023	79	79
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	367	367
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.457%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	805	804
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.487%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	530	527
SLM Student Loan Trust, Ser 2005-6, Cl A5A
1.477%, VAR ICE LIBOR USD 3 Month+0.110%, 07/27/2026	167	167
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	1,321	1,358
SLM Student Loan Trust, Ser 2008-9, Cl A
2.867%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,365	1,397
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.849%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	490	492
SLM Student Loan Trust, Ser 2013-3, Cl A2
1.628%, VAR ICE LIBOR USD 1 Month+0.300%, 05/26/2020	153	153
Sofi Consumer Loan Program LLC, Ser 2017- 1, Cl A
3.280%, 01/26/2026 (A)	234	236

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	195

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program LLC, Ser 2017- 6, Cl A1
2.200%, 11/25/2026 (A)	$595	$594
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.028%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	504	507
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,850	1,858
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	1,020	1,011
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.985%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	1,660	1,659
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	1,174	1,179
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	155	155
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057	499	499
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.929%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	1,092	1,091
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	380	381
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	565	565
Utah State Board of Regents, Ser 2016-1, Cl A
2.078%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	611	613
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	1,250	1,242
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	630	627
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	299
Vibrant CLO III, Ser 2016-3A, Cl A1R
2.843%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	445	445
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 04/25/2059 (A)	293	294
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	470	470
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	997	997
Voya CLO, Ser 2014-3A, Cl A1
2.787%, VAR ICE LIBOR USD 3 Month+1.420%, 07/25/2026 (A)	910	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2015-1A, Cl A1
2.834%, VAR ICE LIBOR USD 3 Month+1.480%, 04/18/2027 (A)	$420	$420
Voya CLO, Ser 2017-4A, Cl A2AR
2.809%, VAR ICE LIBOR USD 3 Month+1.450%, 10/14/2026 (A)	710	714

		53,805

Total Asset-Backed Securities (Cost $111,677) ($ Thousands)		111,702

MORTGAGE-BACKED SECURITIES — 11.9%

Agency Mortgage-Backed Obligations — 3.5%
FHLMC
5.000%, 06/01/2026	603	617
FHLMC ARM
3.151%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.101%,
02/01/2022	36	37
2.986%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.071%,
02/01/2030	78	82
FHLMC CMO, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	350	352
FHLMC CMO, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	198	199
FHLMC CMO, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	217	218
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	68	69
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	345	340
FHLMC, Ser 2017-KT01, Cl A
1.556%, 02/25/2020	605	606
FNMA
6.000%, 01/01/2027 to 04/01/2040	263	298
5.000%, 05/01/2019 to 03/01/2025	929	950
1.900%, 10/01/2019	575	572
FNMA ARM
3.248%, VAR ICE LIBOR USD 6 Month+1.815%, 09/01/2024	76	78
3.212%, VAR ICE LIBOR USD 6 Month+1.775%, 09/01/2024	29	30
3.090%, VAR US Treas Yield Curve Rate T Note Const Mat 1
Yr+2.215%, 01/01/2029	13	14
3.002%, VAR US Treas Yield Curve Rate T Note Const Mat 1
Yr+2.015%, 05/01/2028	8	8

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.832%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	$7	$7
2.752%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 11/01/2023	13	13
2.427%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	9	9
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	25	26
FNMA CMO, Ser 2001-33, Cl FA
1.778%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	18	18
FNMA CMO, Ser 2002-64, Cl FG
1.533%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	21	21
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	13	13
FNMA CMO, Ser 2008-47, Cl FA
1.828%, VAR LIBOR USD 1 Month+0.500%, 06/25/2023	69	69
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,439	1,475
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	399	399
FNMA TBA
3.500%, 12/01/2040	3,850	3,978
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	83	83
FNMA, Ser M13, Cl FA
1.638%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	840	838
FNMA, Ser M5, Cl ASQ2
2.034%, 03/25/2019	231	231
FNMA, Ser M9, Cl ASQ2
1.513%, 12/25/2017	13	13
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.045%, 07/25/2044 (A)(B)	1,125	1,136
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.301%, 09/25/2044 (A)(B)	770	777
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.169%, 11/25/2044 (A)(B)	785	792
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.477%, 05/25/2045 (A)(B)	190	192
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	156	156
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
1.612%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	800	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
1.692%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	$433	$434
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.642%, VAR LIBOR USD 1 Month+0.400%, 02/06/2020	94	94

		16,046

Non-Agency Mortgage-Backed Obligations — 8.4%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	452	449
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	153	153
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	415	415
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
2.039%, VAR LIBOR USD 1 Month+0.800%, 06/15/2028 (A)	1,000	1,000
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.830%, 09/27/2044 (A)(B)	1,478	1,454
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.712%, 07/25/2035 (B)	185	173
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.715%, 11/25/2035 (B)	23	21
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.100%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,250	1,251
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
4.056%, 02/25/2036 (B)	–	–
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.677%, 06/25/2035 (B)	88	88
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.610%, 08/25/2035 (B)	187	190
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.040%, VAR LIBOR USD 1 Month+0.790%, 07/15/2028 (A)	500	501

197	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
1.869%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	$26	$24
CHL Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 3A1A
3.344%, 02/20/2036 (B)	138	126
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	1,177	1,181
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,048	1,048
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.579%, 09/25/2034 (B)	35	35
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
3.607%, 03/25/2036 (B)	163	145
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	494	499
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	191	191
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	478	478
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	156	156
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	176	175
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	357	353
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	475	475
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
1.953%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	1,314	1,312
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.728%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	262	264
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.978%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	401	406
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
3.728%, VAR ICE LIBOR USD 1 Month+2.400%, 01/25/2025	33	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.128%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	$900	$971
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
2.778%, VAR ICE LIBOR USD 1 Month+1.450%, 07/25/2028	351	352
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M1
2.129%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	1,074	1,076
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.438%, 04/25/2029	2,971	3,000
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	196	196
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
2.278%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	2	2
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.528%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2024	16	16
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.478%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	670	675
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.071%, 10/25/2047 (A)(B)	350	347
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.743%, 11/19/2035 (B)	184	178
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	69	71
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
1.950%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	666
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.867%, 07/25/2035 (B)	248	223
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
3.517%, 01/25/2036 (B)	4	4
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.624%, 05/25/2047 (B)	213	187

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HILT Mortgage Trust, Ser 2014-ORL, Cl A
2.150%, VAR LIBOR USD 1 Month+0.900%, 07/15/2029 (A)	$1,600	$1,603
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.089%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	68	67
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.849%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	72	71
Impac CMB Trust, Ser 2005-3, Cl A1
1.809%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	66	61
Impac CMB Trust, Ser 2005-5, Cl A1
1.969%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	53	50
Impac CMB Trust, Ser 2005-8, Cl 1A
1.849%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	171	164
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	560	565
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	286	288
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	461	465
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.150%, VAR LIBOR USD 1 Month+0.900%, 10/15/2029 (A)	3,005	3,005
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.689%, VAR LIBOR USD 1 Month+1.450%, 08/15/2027 (A)	1,225	1,225
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.608%, 08/25/2035 (B)	96	94
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.467%, 05/25/2037 (B)	130	124
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.353%, 04/15/2041 (B)	450	452
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.235%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	236	236
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
1.599%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	45	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.639%, 06/25/2037 (B)	$208	$174
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	288	285
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,058	1,065
Morgan Stanley Capital I Trust, Ser 2008- T29, Cl A4FL
3.347%, VAR LIBOR USD 1 Month+2.110%, 01/11/2043	147	147
Morgan Stanley Re-Remic Trust, Ser IO, Cl AXA, IO
1.000%, 03/27/2051 (A)	115	115
Mortgage Repurchase Agreement Financing Trust, Ser 2016-5, Cl A
2.416%, VAR ICE LIBOR USD 1 Month+1.170%, 06/10/2019 (A)	1,350	1,350
MortgageIT Trust, Ser 2005-5, Cl A1
1.589%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	213	212
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	535	555
Paragon Mortgages, Ser 2006-12A, Cl A2C
1.636%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	128	122
Paragon Mortgages, Ser 2007-15A, Cl A2C
1.540%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	312	300
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.726%, 07/27/2037 (B)	172	153
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.823%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	23	21
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(D)	810	795
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	270	271
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	245	246
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	493	489
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.962%, 03/25/2036 (B)	268	256
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.309%, 01/25/2035 (B)	83	83

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	199

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.353%, 07/25/2036 (B)	$175	$174
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	277	277
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	1,050	1,057
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	925	932

		38,154

Total Mortgage-Backed Securities (Cost $53,949) ($ Thousands)		54,200

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Notes
2.125%, 08/31/2020	6,700	6,742
1.375%, 06/30/2018	9,125	9,119
1.125%, 12/31/2019	11,400	11,243

Total U.S. Treasury Obligations (Cost $27,283) ($ Thousands)		27,104

COMMERCIAL PAPER — 4.1%
Abbvie
1.331%, 12/05/2017 (D)	1,900	1,900
Credit Suisse
1.450%, 03/07/2018	1,000	1,000
Dominion Energy Gas Holdings LLC
1.464%, 01/17/2018 (D)	4,400	4,391
Nederlandse Waterschapsbank
0.623%, 12/07/2017 (D)	5,000	4,999
Questar Gas
1.434%, 01/04/2018 (D)	3,800	3,793
Virginia Electric & Power
1.434%, 01/16/2018 (D)	2,500	2,495

Total Commercial Paper (Cost $18,581) ($ Thousands)		18,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 3.1%

Arizona — 0.2%
Northern Arizona University, Build America Bonds, RB
5.020%, 08/01/2018	$775	$791

Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	1,520	1,512

California — 0.3%
California State, GO
2.022%, 04/01/2047 (E)	1,150	1,161
Fresno County, Ser A, RB, NATL
4.658%, 08/15/2018	325	331

		1,492

Colorado — 0.1%
Denver City and County, Taxable Refunding Improvement, Ser B, RB
1.543%, 08/01/2018	350	350

Florida — 0.3%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	1,200	1,200

Illinois — 0.3%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	520	528
Illinois State, GO
5.665%, 03/01/2018	935	943
5.163%, 02/01/2018	30	30

		1,501

Indiana — 0.1%
City of Whiting, Environmental Facilities Revenue, AMT, RB
1.720%, 12/01/2044 (E)	540	541

Michigan — 0.2%
Genesee County, GO Callable 12/11/2017 @ 100
1.842%, 10/01/2019 (E)	1,085	1,085

New Jersey — 0.8%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	1,250	1,246
Monmouth County Improvement Authority, RB
2.500%, 11/14/2019	1,165	1,171

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Ser Q, RB
2.421%, 06/15/2018	$955	$956

		3,373

Pennsylvania — 0.2%
Pennsylvania, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	760

Wisconsin — 0.3%
Village of Pleasant Prairie, RB
1.473%, 01/01/2018	1,550	1,550

Total Municipal Bonds (Cost $14,167) ($ Thousands)		14,155

SOVEREIGN DEBT — 0.6%
Province of Quebec Canada MTN
1.717% , VAR ICE LIBOR USD 3 Month+0.230%, 09/04/2018	2,701	2,705

Total Sovereign Debt (Cost $2,697) ($ Thousands)		2,705

CERTIFICATES OF DEPOSIT — 2.5%
Bank of Montreal
1.460%, 03/06/2018	4,500	4,499
Bank of Tokyo
1.630%, 07/06/2018	2,500	2,499

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
BNP Paribas NY
1.450%, 01/22/2018	$3,000		$3,001
Mizuho Bank
1.360%, 01/22/2018	1,300		1,300

Total Certificates of Deposit (Cost $11,300) ($ Thousands)			11,299

	Shares

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	11,181,889		11,182

Total Cash Equivalent (Cost $11,182) ($ Thousands)			11,182

	Face Amount (Thousands	)

REPURCHASE AGREEMENT(F) — 2.1%
BNP Paribas
1.040%, dated 11/30/17, to be repurchased on 12/01/2017, repurchase price $9,400,272 (collateralized by U.S. government obligations, 0.000% - 4.000% 01/11/2018-03/01/2047, par value ranging from $800 - $1,410,929; with total market value $9,582,094)	$9,400		9,400

Total Repurchase Agreement (Cost $9,400) ($ Thousands)			9,400

Total Investments in Securities— 106.7% (Cost $483,182) ($ Thousands)			$483,779

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(36)	Mar-2018	$(4,497)	$(4,466)	$31
U.S. 2-Year Treasury Note	36	Mar-2018	7,726	7,719	(7)
U.S. 5-Year Treasury Note	24	Mar-2018	2,803	2,792	(11)
U.S. Long Treasury Bond	(1)	Mar-2018	(153)	(151)	2

			$5,879	$5,894	$15

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	201

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Ultra Short Duration Bond Fund (Concluded)

Percentages are based on Net Assets of $453,600 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $152,455 ($ Thousands), representing 33.6% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$223,454	$–	$223,454
Asset-Backed Securities	–	111,496	206	111,702
Mortgage-Backed Securities	–	54,200	–	54,200
U.S. Treasury Obligations	–	27,104	–	27,104
Commercial Paper	–	18,578	–	18,578
Municipal Bonds	–	14,155	–	14,155
Sovereign Debt	–	2,705	–	2,705
Certificates of Deposit	–	11,299	–	11,299
Cash Equivalent	11,182	–	–	11,182
Repurchase Agreement	–	9,400	–	9,400

Total Investments in Securities	$11,182	$472,391	$206	$483,779

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$33	$—	$—	$33
Unrealized Depreciation	(18)	—	—	(18)

Total Other Financial Instruments	$15	$—	$—	$15

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$966	$129,720	$(119,504)	$11,182	$13

The accompanying notes are an integral part of the financial statements.

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.3%

Angola — 0.0%
Republic of Angola
9.500%, 11/12/2025		$701	$790

Argentina — 4.9%
Adecoagro
6.000%, 09/21/2027 (A)		1,165	1,156
Argentina POM Politica Monetaria
26.250%,VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	40,704	2,497
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		12,000	877
Argentine Bonad Bonds
2.400%, 03/18/2018		$5,903	5,844
Argentine Bonos del Tesoro
22.750%, 03/05/2018	ARS	34,349	1,954
21.200%, 09/19/2018		28,109	1,561
18.200%, 10/03/2021		30,732	1,809
Argentine Republic Government International Bond
6.625%, 07/06/2028		$121	130
City of Buenos Aires Argentina 3.250%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	25,574	1,439
Letras del Banco Central de la Republica Argentina (B)
27.673%, 02/21/2018		130,951	7,053
25.000%, 07/18/2018		39,999	1,942
24.425%, 08/15/2018		37,273	1,775
17.967%, 05/16/2018		51,996	2,643
Pampa Energia
7.500%, 01/24/2027 (A)		$502	546
Petrobras Argentina
7.375%, 07/21/2023 (A)		387	422
Provincia de Buenos Aires
7.875%, 06/15/2027		3,964	4,426
5.375%, 01/20/2023 (A)	EUR	897	1,128

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	$764
Provincia del Chaco Argentina
9.375%, 08/18/2024		979	1,035
Republic of Argentina
8.280%, 12/31/2033		3,519	4,040
8.280%, 12/31/2033		2,650	3,091
7.820%, 12/31/2033	EUR	16,012	22,030
7.500%, 04/22/2026		$7,250	8,196
7.125%, 06/28/2117		400	410
5.450%, 12/31/2033	EUR	10,677	14,571
5.000%, 01/15/2027		4,630	5,631
2.260%, 12/21/2038 (C)		17,227	14,647
2.260%, 12/31/2038 (C)		1,468	1,219
YPF MTN
25.458%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		$536	520

			113,356

Armenia — 0.0%
Republic of Armenia
7.150%, 03/26/2025 (A)		800	901

Azerbaijan — 1.1%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)		3,629	3,721
Southern Gas Corridor
6.875%, 03/24/2026		5,056	5,715
6.875%, 03/24/2026 (A)		2,102	2,376
6.875%, 03/24/2026		2,500	2,826
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,860	2,042
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		6,037	6,060
4.750%, 03/13/2023		2,490	2,499

			25,239

Bahamas — 0.0%
Bahamas Government International Bond
6.000%, 11/21/2028		422	429

Bahrain — 0.2%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		815	819
7.000%, 10/12/2028		994	999
6.750%, 09/20/2029		1,912	1,872
Oil and Gas Holding BSCC
7.500%, 10/25/2027 (A)		1,665	1,711

			5,401

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	203

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Belize — 0.1%
Republic of Belize
5.000%, 02/20/2038 (C)		$3,437	$2,092

Bermuda — 0.3%
Government of Bermuda
4.854%, 02/06/2024		3,750	4,091
3.717%, 01/25/2027		2,093	2,090

			6,181

Brazil — 7.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	105
6.500%, 06/10/2019 (A)		720	755
4.750%, 05/09/2024 (A)		1,250	1,261
Braskem Finance
5.750%, 04/15/2021		2,472	2,645
Brazil Letras do Tesouro Nacional (B)
14.882%, 01/01/2020	BRL	9,000	2,327
12.093%, 01/01/2019		54,048	15,366
8.974%, 07/01/2020		17,393	4,267
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$260	270
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (A)		327	329
5.333%, 02/15/2028		5,007	5,045
5.333%, 02/15/2028		2,028	2,043
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	61,563	19,208
10.000%, 01/01/2027		31,843	9,529
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2023		115,482	35,330
10.000%, 01/01/2025		67,449	20,343
Brazilian Government International Bond
4.625%, 01/13/2028		$1,919	1,910
Cosan Luxembourg
7.000%, 01/20/2027 (A)		365	394
ESAL GmbH
6.250%, 02/05/2023 (A)		153	147
Federal Republic of Brazil
8.250%, 01/20/2034		3,130	4,108
7.125%, 01/20/2037		878	1,053
6.000%, 04/07/2026		2,635	2,929
5.625%, 01/07/2041		608	620
5.625%, 02/21/2047		847	864
5.000%, 01/27/2045		7,291	6,799
Klabin Finance
5.250%, 07/16/2024		735	766
Marfrig Holdings Europe
8.000%, 06/08/2023 (A)		664	699
8.000%, 06/08/2023		1,640	1,726

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Minerva Luxembourg
6.500%, 09/20/2026		$1,198	$1,242
6.500%, 09/20/2026		1,677	1,738
6.500%, 09/20/2026 (A)		2,760	2,861
Petrobras Global Finance
8.750%, 05/23/2026		3,969	4,738
7.375%, 01/17/2027		12,240	13,489
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		1,315	1,420
Vale Overseas
6.875%, 11/21/2036		1,360	1,660
VM Holding
5.375%, 05/04/2027 (A)		4,241	4,474

			172,460

Cameroon — 0.1%
Republic of Cameroon
9.500%, 11/19/2025 (A)		2,697	3,223

Chile — 1.1%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,891	1,850
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	150
6.000%, 01/01/2043		4,140,000	7,155
5.000%, 03/01/2035		2,270,000	3,528
4.500%, 02/28/2021		510,000	814
Celulosa Arauco y Constitucion
5.500%, 11/02/2047 (A)		$389	399
Cencosud
4.375%, 07/17/2027 (A)		2,703	2,683
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047		2,885	3,152
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,732	1,717
Empresa Nacional del Petroleo
4.500%, 09/14/2047 (A)		497	471
4.375%, 10/30/2024		251	262
4.375%, 10/30/2024 (A)		716	747
3.750%, 08/05/2026		970	968
3.750%, 08/05/2026 (A)		516	515
Geopark
6.500%, 09/21/2024 (A)		729	746
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	670
VTR Finance BV
6.875%, 01/15/2024		$500	529

			26,356

China — 0.4%
Alibaba Group Holding
4.200%, 12/06/2047		456	463

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
China Minmetals
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		$2,689	$2,654
Huarong Finance 2017 MTN
4.250%, 11/07/2027		1,021	1,008
4.000%, VAR US Treas Yield
Curve Rate T Note Const Mat 5
Yr+6.983%, 05/07/2166		2,207	2,193
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,514	1,612
Sinopec Group Overseas Development 2017
3.250%, 09/13/2027 (A)		2,050	2,001

			9,931

Colombia — 5.6%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	794,000	282
9.750%, 07/26/2028 (A)		10,018,000	3,554
Colombian TES
11.000%, 07/24/2020		8,617,200	3,264
10.000%, 07/24/2024		55,270,200	22,259
7.750%, 09/18/2030		3,425,800	1,241
7.500%, 08/26/2026		50,554,400	18,011
7.000%, 09/11/2019		7,072,000	2,439
7.000%, 05/04/2022		43,994,400	15,408
7.000%, 06/30/2032		8,729,200	2,948
Ecopetrol
7.375%, 09/18/2043		$368	433
5.875%, 05/28/2045		5,802	5,860
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	327
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,628
8.375%, 11/08/2027 (A)		4,600,000	1,574
7.625%, 09/10/2024 (A)		1,827,000	605
7.625%, 09/10/2024 (A)		2,224,000	737
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024		1,095,000	370
7.875%, 08/12/2024 (A)		1,408,000	476
Republic of Colombia
9.850%, 06/28/2027		7,914,000	3,302
9.850%, 06/28/2027		994,000	415
8.125%, 05/21/2024		$300	382
7.750%, 04/14/2021	COP	3,729,000	1,318
7.375%, 09/18/2037		$3,914	5,229
6.125%, 01/18/2041		4,505	5,372
6.000%, 04/28/2028	COP	20,428,700	6,477
5.625%, 02/26/2044		$330	375
5.000%, 11/21/2018	COP	26,984,200	9,009
5.000%, 06/15/2045		$5,046	5,273
4.500%, 01/28/2026		3,354	3,585
4.375%, 07/12/2021		2,178	2,297

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.375%, 03/21/2023	COP	7,800,000	$2,452
4.000%, 02/26/2024		$2,611	2,709
3.875%, 04/25/2027		318	323
2.625%, 03/15/2023		599	585

			130,519

Costa Rica — 1.4%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	308
6.250%, 11/01/2023		431	457
5.875%, 04/25/2021 (A)		799	833
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	435
6.375%, 05/15/2043		290	269
Republic of Costa Rica
7.158%, 03/12/2045		6,784	7,200
7.158%, 03/12/2045 (A)		1,585	1,682
7.158%, 03/12/2045		3,609	3,830
7.000%, 04/04/2044 (A)		2,646	2,747
7.000%, 04/04/2044		3,407	3,536
7.000%, 04/04/2044		5,276	5,476
5.625%, 04/30/2043 (A)		191	172
5.625%, 04/30/2043		3,675	3,317
4.375%, 04/30/2025 (A)		186	179
4.375%, 04/30/2025		376	363
4.250%, 01/26/2023		761	747
4.250%, 01/26/2023		335	329

			31,880

Croatia — 0.7%
Croatia Government International Bond
3.000%, 03/20/2027	EUR	1,400	1,771
2.750%, 01/27/2030		3,248	3,867
Republic of Croatia
5.500%, 04/04/2023		$400	441
3.000%, 03/11/2025	EUR	8,760	11,176

			17,255

Czech Republic — 0.2%
Czech Republic Government Bond
0.235%, 07/17/2019	CZK	100,000	4,624
0.000%, 01/22/2018		4,030	188

			4,812

Dominican Republic — 1.2%
Dominican Republic International Bond
6.875%, 01/29/2026		$3,126	3,571
Republic of Dominican Republic
9.040%, 01/23/2018		157	158
8.625%, 04/20/2027		2,098	2,591
7.450%, 04/30/2044 (A)		4,281	5,105
7.450%, 04/30/2044		686	818
6.875%, 01/29/2026		604	690
6.850%, 01/27/2045		240	270

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	205

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.850%, 01/27/2045		$525	$589
6.850%, 01/27/2045 (A)		3,635	4,080
5.950%, 01/25/2027 (A)		1,211	1,314
5.950%, 01/25/2027		4,704	5,104
5.875%, 04/18/2024 (A)		676	728
5.500%, 01/27/2025		46	49
5.500%, 01/27/2025		1,620	1,717

			26,784

Ecuador — 0.8%
Ecuador Government International Bond
8.875%, 10/23/2027		4,363	4,647
Petroamazonas EP
4.625%, 02/16/2020 (A)		558	543
Republic of Ecuador
10.500%, 03/24/2020 (A)		333	364
10.500%, 03/24/2020		331	361
9.650%, 12/13/2026 (A)		2,806	3,150
9.625%, 06/02/2027		1,148	1,280
8.750%, 06/02/2023		900	976
7.950%, 06/20/2024		6,923	7,200

			18,521

Egypt — 1.9%
Egypt Government International Bond MTN
8.500%, 01/31/2047		15,750	18,008
8.500%, 01/31/2047 (A)		1,272	1,454
7.500%, 01/31/2027		5,797	6,421
6.125%, 01/31/2022 (A)		2,478	2,583
Egypt Treasury Bills (B)
61.058%, 06/19/2018	EGP	61,300	3,155
21.957%, 12/19/2017		79,050	4,441
21.300%, 01/09/2018		52,850	2,937
21.257%, 01/16/2018		61,725	3,418
20.288%, 07/10/2018		12,000	612
15.777%, 10/02/2018		6,000	295

			43,324

El Salvador — 0.6%
El Salvador Government International Bond
7.750%, 01/24/2023		$2,123	2,287
Republic of El Salvador
8.625%, 02/28/2029		784	896
8.250%, 04/10/2032 (A)		183	204
7.650%, 06/15/2035		2,260	2,373
7.625%, 02/01/2041		2,495	2,614
7.375%, 12/01/2019		1,211	1,272
6.375%, 01/18/2027 (A)		1,316	1,306
6.375%, 01/18/2027		691	686
6.375%, 01/18/2027		2,560	2,541
5.875%, 01/30/2025		545	535
5.875%, 01/30/2025		226	222

			14,936

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		$225	$233

Gabon — 0.3%
Republic of Gabon
8.200%, 12/12/2017		520	520
6.950%, 06/16/2025 (A)		3,878	3,944
6.375%, 12/12/2024		1,874	1,870
6.375%, 12/12/2024 (A)		1,409	1,406

			7,740

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		743	830

Ghana — 0.7%
Republic of Ghana
24.750%, 07/19/2021 *	GHS	6,206	1,613
24.500%, 04/22/2019 *		2,588	614
24.000%, 09/09/2019 *		1,294	309
10.750%, 10/14/2030		$8,113	10,961
8.125%, 01/18/2026		3,475	3,784

			17,281

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024		290	301
6.875%, 02/06/2024 (A)		770	800

			1,101

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	510
6.250%, 01/19/2027 (A)		715	760

			1,270

Hungary — 2.4%
Hungary Government Bond
3.000%, 10/27/2027	HUF	1,862,270	7,632
2.750%, 12/22/2026		325,000	1,310
1.750%, 10/26/2022		1,734,590	6,815
Hungary Government International Bond
1.750%, 10/10/2027	EUR	2,312	2,836
Republic of Hungary
7.625%, 03/29/2041		$11,190	17,317
5.500%, 06/24/2025	HUF	1,216,630	5,819
5.375%, 02/21/2023		$2,550	2,848
3.000%, 06/26/2024	HUF	2,568,290	10,653

			55,230

India — 0.0%
Vedanta Resources
6.375%, 07/30/2022 (A)		$109	114

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.125%, 08/09/2024 (A)		$727	$744

			858

Indonesia — 8.6%
Indika Energy Capital II
6.875%, 04/10/2022		65	67
Indo Energy Finance II
6.375%, 01/24/2023		1,111	1,132
Indonesia Government International Bond MTN
3.850%, 07/18/2027 (A)		1,618	1,657
Indonesia Treasury Bond
7.500%, 08/15/2032	IDR	58,860,000	4,515
7.500%, 05/15/2038		77,213,000	5,891
Majapahit Holding BV
7.750%, 01/20/2020		$550	605
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,981
Pertamina Persero
6.500%, 05/27/2041 (A)		820	984
6.000%, 05/03/2042 (A)		1,344	1,527
5.250%, 05/23/2021		575	617
4.875%, 05/03/2022 (A)		550	586
Pertamina Persero MTN
6.450%, 05/30/2044 (A)		1,285	1,536
5.625%, 05/20/2043		448	487
5.625%, 05/20/2043		1,430	1,556
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		2,480	2,573
Republic of Indonesia
12.800%, 06/15/2021	IDR	230,000	21
11.000%, 09/15/2025		2,000,000	188
9.000%, 03/15/2029		185,595,000	15,988
8.750%, 05/15/2031		106,229,000	9,000
8.500%, 10/12/2035		$602	896
8.500%, 10/12/2035		400	595
8.375%, 03/15/2024	IDR	340,145,000	27,682
8.375%, 09/15/2026		36,411,000	3,005
8.375%, 03/15/2034		126,217,000	10,255
8.250%, 07/15/2021		28,050,000	2,218
8.250%, 06/15/2032		5,900,000	475
8.250%, 05/15/2036		113,416,000	9,219
7.875%, 04/15/2019		13,000,000	990
7.750%, 01/17/2038		$3,240	4,595
7.000%, 05/15/2022	IDR	317,750,000	24,314
7.000%, 05/15/2027		77,500,000	5,919
6.625%, 05/15/2033		45,270,000	3,180
6.625%, 02/17/2037		$440	560
6.125%, 05/15/2028	IDR	18,170,000	1,278
5.625%, 05/15/2023		10,738,000	770
4.875%, 05/05/2021		$1,190	1,273
4.350%, 01/08/2027 (A)		2,606	2,748
3.375%, 07/30/2025	EUR	7,206	9,627

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Indonesia MTN
11.625%, 03/04/2019		$258	$288
11.625%, 03/04/2019 (A)		2,500	2,791
11.625%, 03/04/2019		1,006	1,123
6.750%, 01/15/2044 (A)		245	323
5.875%, 01/15/2024		4,183	4,749
5.875%, 01/15/2024		7,750	8,800
5.250%, 01/17/2042		1,687	1,880
5.125%, 01/15/2045 (A)		291	320
4.750%, 01/08/2026		346	375
4.750%, 01/08/2026 (A)		2,291	2,481
4.125%, 01/15/2025		1,956	2,029
4.125%, 01/15/2025		2,405	2,494
3.750%, 06/14/2028	EUR	6,250	8,523
3.375%, 04/15/2023 (A)		$3,263	3,299

			199,985

Iraq — 0.8%
Republic of Iraq
6.752%, 03/09/2023 (A)		1,972	1,992
5.800%, 01/15/2028		17,983	17,164

			19,156

Israel — 0.2%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	416	180
3.750%, 03/31/2047		11,438	3,791

			3,971

Ivory Coast — 1.2%
Government of Ivory Coast
7.100%, 12/31/2032		$3,527	3,518
6.125%, 06/15/2033 (A)		2,371	2,377
6.125%, 06/15/2033		1,375	1,379
5.750%, 12/31/2032 (A)		314	313
5.750%, 12/31/2032 (C)		4,525	4,514
5.375%, 07/23/2024 (A)		974	986
5.125%, 06/15/2025	EUR	4,859	6,183
2.500%, 12/31/2032		$7,795	7,776

			27,046

Jamaica — 0.1%
Digicel Group
7.125%, 04/01/2022 (A)		344	311
Government of Jamaica
6.750%, 04/28/2028		838	961

			1,272

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047		2,339	2,409
6.125%, 01/29/2026		1,611	1,656
5.750%, 01/31/2027		799	791

			4,856

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	207

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		$880	$904
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023		3,653	3,698
4.625%, 05/24/2023 (A)		1,373	1,390
4.625%, 05/24/2023		2,817	2,852
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	568
6.375%, 10/06/2020 (A)		660	720
Kazakhstan Temir Zholy National JSC
4.850%, 11/17/2027 (A)		1,449	1,471
KazMunaiGaz Finance Sub
7.000%, 05/05/2020		2,009	2,187
KazMunaiGaz Finance Sub MTN
6.375%, 04/09/2021		2,610	2,855
KazMunayGas National
7.000%, 05/05/2020 (A)		369	402
KazMunayGas National JSC
5.750%, 04/19/2047 (A)		2,981	3,056
KazTransGas JSC
4.375%, 09/26/2027 (A)		1,803	1,795
Republic of Kazakhstan MTN
6.500%, 07/21/2045		6,245	7,923
Samruk-Energy MTN
3.750%, 12/20/2017		700	698

			30,519

Kenya — 0.1%
Republic of Kenya
6.875%, 06/24/2024		650	686
6.875%, 06/24/2024 (A)		792	836
5.875%, 06/24/2019 (A)		1,182	1,217

			2,739

Malaysia — 4.0%
1MDB Energy
5.990%, 05/11/2022		1,000	1,084
1MDB Global Investments
4.400%, 03/09/2023		15,300	14,748
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	274
4.935%, 09/30/2043		2,000	490
4.392%, 04/15/2026		8,423	2,090
4.378%, 11/29/2019		9,271	2,320
4.240%, 02/07/2018		37,178	9,120
4.232%, 06/30/2031		9,500	2,256
4.181%, 07/15/2024		22	5
4.160%, 07/15/2021		1,810	452
4.048%, 09/30/2021		1,000	248
3.955%, 09/15/2025		19,405	4,701
3.900%, 11/30/2026		4,815	1,155

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.892%, 03/15/2027	MYR	2,325	$553
3.800%, 08/17/2023		27,705	6,734
3.795%, 09/30/2022		2,000	489
3.759%, 03/15/2019		43,659	10,791
3.659%, 10/15/2020		2,606	642
3.654%, 10/31/2019		19,150	4,728
3.620%, 11/30/2021		13,670	3,347
3.580%, 09/28/2018		19,720	4,864
3.502%, 05/31/2027		1,050	241
3.492%, 03/31/2020		40,450	9,953
3.480%, 03/15/2023		7,094	1,712
3.418%, 08/15/2022		4,983	1,200
3.260%, 03/01/2018		12,922	3,166
Malaysia Government Investment Issue
4.070%, 09/30/2026		21,973	5,318

			92,681

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$1,819	1,912

Mexico — 10.8%
Alfa
6.875%, 03/25/2044		2,625	2,855
America Movil
7.125%, 12/09/2024	MXN	23,310	1,185
6.000%, 06/09/2019		14,350	746
Axtel
6.375%, 11/14/2024 (A)		$704	715
Banco Inbursa Institucion de Banca Multiple
4.375%, 04/11/2027 (A)		839	838
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		1,062	1,058
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		3,115	3,103
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,626
5.750%, 02/14/2042 (A)		$570	600
4.875%, 01/15/2024 (A)		288	307
4.750%, 02/23/2027 (A)		884	927
Elementia
5.500%, 01/15/2025		970	1,009
Mexican Bonos
10.000%, 12/05/2024	MXN	934,033	58,012
10.000%, 11/20/2036		43,491	2,919
8.500%, 12/13/2018		173,605	9,442
8.500%, 05/31/2029		64,171	3,759
8.500%, 11/18/2038		82,061	4,852
7.750%, 05/29/2031		179,447	9,947
7.750%, 11/23/2034		95,308	5,261

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 11/13/2042	MXN	116,270	$6,377
7.500%, 06/03/2027		71,715	3,913
6.500%, 06/10/2021		298,697	15,738
6.500%, 06/09/2022		383,218	20,082
5.750%, 03/05/2026		75,293	3,677
5.000%, 12/11/2019		185,740	9,586
Mexican Bonos, Ser M20
8.000%, 12/07/2023		26	1
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,810	1,813
5.500%, 07/31/2047		1,950	1,953
Mexico Government International Bond
4.600%, 01/23/2046		1,768	1,759
4.600%, 02/10/2048		649	652
Mexico Government International Bond MTN
5.750%, 10/12/2110		6,100	6,530
Petroleos Mexicanos
9.500%, 09/15/2027		215	292
7.470%, 11/12/2026	MXN	172,184	8,203
7.190%, 09/12/2024		231,763	11,166
6.625%, 06/15/2035		$6,684	7,208
6.625%, 06/15/2038		2,871	2,995
6.500%, 03/13/2027 (A)		1,904	2,100
6.500%, 06/02/2041		904	942
6.375%, 02/04/2021		441	482
6.375%, 01/23/2045		2,384	2,432
5.625%, 01/23/2046		1,176	1,100
5.500%, 01/21/2021		17	18
4.875%, 01/24/2022		1,938	2,026
4.250%, 01/15/2025		650	647
Petroleos Mexicanos MTN
6.750%, 09/21/2047		4,518	4,777
6.750%, 09/21/2047 (A)		152	161
6.750%, 09/21/2047		3,400	3,595
6.500%, 03/13/2027 (A)		1,224	1,350
6.375%, 01/23/2045 (A)		1,016	1,036
4.875%, 02/21/2028	EUR	5,491	7,151
4.625%, 09/21/2023 (A)		$1,599	1,651
4.250%, 01/15/2025		4,100	4,083
Trust
6.950%, 01/30/2044 *		2,740	3,017
United Mexican States
4.150%, 03/28/2027		2,007	2,101

			250,775

Mongolia — 0.6%
Mongolia Government International Bond
10.875%, 04/06/2021 (A)		1,813	2,125
8.750%, 03/09/2024		4,459	5,099
5.625%, 05/01/2023		5,198	5,223
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		453	496

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.375%, 05/19/2020		$470	$514

			13,457

Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (A)	EUR	742	973

Morocco — 0.5%
Morocco Government International Bond
3.500%, 06/19/2024		5,070	6,734
OCP
6.875%, 04/25/2044 (A)		$1,950	2,213
5.625%, 04/25/2024		2,725	2,908

			11,855

Netherlands — 0.0%
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		598	639

Nigeria — 1.4%
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		1,827	1,882
6.500%, 11/28/2027 (A)		8,784	8,965
Nigeria Treasury Bills
22.230%, 04/05/2018 (B)	NGN	725,054	1,902
20.451%, 08/02/2018 (B)		2,189,000	5,428
18.089%, 04/12/2018		1,279,287	3,330
Republic of Nigeria
7.875%, 02/16/2032 (A)		$723	802
7.875%, 02/16/2032		7,867	8,723
5.625%, 06/27/2022		1,880	1,936

			32,968

Oman — 0.3%
Oman Government International Bond
6.500%, 03/08/2047		2,328	2,345
6.500%, 03/08/2047 (A)		2,357	2,375
4.750%, 06/15/2026 (A)		993	971
3.625%, 06/15/2021		1,296	1,294

			6,985

Pakistan — 0.0%
Pakistan Government International Bond
6.875%, 12/05/2027		423	423

Panama — 0.1%
Republic of Panama
9.375%, 04/01/2029		1,095	1,662
8.125%, 04/28/2034		699	957

			2,619

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044 (A)		1,280	1,472

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	209

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Paraguay
4.625%, 01/25/2023		$793	$834
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	205
6.750%, 12/13/2022		900	922

			3,433

Peru — 1.9%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		325	358
Cerro del Aguila
4.125%, 08/16/2027 (A)		1,075	1,070
Fondo Mivivienda
7.000%, 02/14/2024 (A)	PEN	5,422	1,761
Peru Enhanced Pass-Through Finance (B)
2.605%, 05/31/2018		$54	53
2.265%, 05/31/2018 (A)		61	60
Petroleos del Peru
5.625%, 06/19/2047 (A)		539	573
4.750%, 06/19/2032 (A)		904	924
Republic of Peru
8.200%, 08/12/2026	PEN	22,578	8,551
6.950%, 08/12/2031		895	315
6.950%, 08/12/2031		9,775	3,435
6.900%, 08/12/2037		3,037	1,040
6.900%, 08/12/2037		6,677	2,287
6.850%, 02/12/2042		882	292
6.350%, 08/12/2028		2,235	751
6.350%, 08/12/2028		2,539	853
6.350%, 08/12/2028 (A)		1,999	672
6.150%, 08/12/2032 (A)		17,614	5,762
5.700%, 08/12/2024		1,883	620
5.700%, 08/12/2024 (A)		7,721	2,543
3.750%, 03/01/2030	EUR	7,988	11,578

			43,498

Philippines — 0.0%
Republic of Philippines
3.900%, 11/26/2022	PHP	52,000	1,026

Poland — 3.5%
Republic of Poland
5.750%, 09/23/2022	PLN	38,104	12,324
5.750%, 04/25/2029		3,070	1,084
4.000%, 10/25/2023		8,415	2,534
3.250%, 07/25/2025		51,455	14,684
2.750%, 08/25/2023		8,521	2,680
2.500%, 07/25/2026		40,055	10,716
2.500%, 07/25/2027		54,574	14,419
2.250%, 04/25/2022		17,940	5,025
2.000%, 04/25/2021		6,650	1,872
1.750%, 07/25/2021		23,400	6,504
1.708%, 04/25/2019 (B)		7,380	2,053

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.663%, 10/25/2018 (B)	PLN	23,870	$6,699

			80,594

Qatar — 0.7%
Ooredoo International Finance MTN
3.750%, 06/22/2026		$1,250	1,238
State of Qatar
9.750%, 06/15/2030		3,537	5,507
4.500%, 01/20/2022 (A)		2,545	2,684
3.250%, 06/02/2026 (A)		290	282
3.250%, 06/02/2026		7,550	7,342

			17,053

Romania — 0.6%
Government of Romania
5.850%, 04/26/2023	RON	2,800	777
5.800%, 07/26/2027		31,720	8,895
4.750%, 02/24/2025		2,635	692
3.500%, 12/19/2022		6,705	1,678
Government of Romania MTN
3.875%, 10/29/2035	EUR	2,130	2,735

			14,777

Russia — 6.2%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,626	1,691
Evraz Group
8.250%, 01/28/2021		1,400	1,582
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	2,380	3,346
GTLK Europe DAC
5.950%, 07/19/2021		$400	424
Petropavlovsk 2016
8.125%, 11/14/2022 (A)		1,100	1,081
Ritekro (D)
13.197%, 01/11/2022 (B)		538	320
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	1,005,241	18,036
7.750%, 09/16/2026		1,253,653	21,887
7.700%, 03/23/2033		44,099	756
7.600%, 04/14/2021		525,649	9,124
7.600%, 07/20/2022		354,258	6,152
7.050%, 01/19/2028		1,059,742	17,596
7.000%, 01/25/2023		379,924	6,420
7.000%, 08/16/2023		309,500	5,228
6.800%, 12/11/2019		1,043,638	17,769
6.700%, 05/15/2019		670,323	11,412
6.500%, 11/24/2021 (C)		24,270	405
6.400%, 05/27/2020		226,676	3,815
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042		$2,600	2,886
5.250%, 06/23/2047		5,000	5,155
Russian Railways Via RZD Capital
7.487%, 03/25/2031	GBP	1,726	2,950

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A)		$2,681	$2,737
SCF Capital
5.375%, 06/16/2023 (A)		1,068	1,108
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,773
6.800%, 11/22/2025		240	276
6.800%, 11/22/2025 (A)		600	688

			144,617

Senegal — 0.2%
Republic of Senegal
6.250%, 05/23/2033 (A)		4,352	4,540

Serbia — 0.4%
Republic of Serbia
7.250%, 09/28/2021		500	573
7.250%, 09/28/2021 (A)		300	344
7.250%, 09/28/2021		5,320	6,096
4.875%, 02/25/2020		1,000	1,041

			8,054

Singapore — 0.0%
Indika Energy
5.875%, 11/09/2024		489	485

South Africa — 4.7%
Eskom Holdings
7.125%, 02/11/2025 (A)		1,232	1,231
7.125%, 02/11/2025		2,330	2,329
5.750%, 01/26/2021 (A)		156	154
Republic of South Africa
10.500%, 12/21/2026	ZAR	198,648	15,583
9.000%, 01/31/2040		155,877	10,098
8.875%, 02/28/2035		38,300	2,520
8.750%, 01/31/2044		56,061	3,510
8.750%, 02/28/2048		237,891	14,918
8.500%, 01/31/2037		98,500	6,180
8.250%, 03/31/2032		2	–
8.000%, 01/31/2030		64,814	4,148
7.750%, 02/28/2023		94,135	6,639
7.250%, 01/15/2020		10,900	786
7.000%, 02/28/2031		156,094	9,037
6.750%, 03/31/2021		26,358	1,844
6.500%, 02/28/2041		41,359	2,031
6.250%, 03/31/2036		268,120	13,421
4.875%, 04/14/2026		$5,385	5,388
4.300%, 10/12/2028		2,424	2,277
Republic of South Africa Government International Bond
5.650%, 09/27/2047		1,504	1,461

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.850%, 09/27/2027		$4,900	$4,852
Stillwater Mining
7.125%, 06/27/2025		945	981
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,166

			110,554

South Korea — 0.1%
Korea Housing Finance
3.000%, 10/31/2022 (A)		$1,361	1,351
Kyobo Life Insurance
3.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091%, 07/24/2047 (A)		639	647

			1,998

Sri Lanka — 0.8%
Democratic Socialist Republic of Sri Lanka
11.750%, 06/15/2027	LKR	340,000	2,388
11.500%, 12/15/2021		345,000	2,358
6.850%, 11/03/2025		$5,165	5,687
6.825%, 07/18/2026		800	878
6.825%, 07/18/2026 (A)		1,612	1,768
6.250%, 07/27/2021		1,147	1,220
6.200%, 05/11/2027		1,102	1,160
5.875%, 07/25/2022 (A)		2,686	2,833

			18,292

Supra-National — 0.6%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,325
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	822
7.200%, 07/09/2019	IDR	50,280,000	3,775
Inter-American Development Bank MTN
7.875%, 03/14/2023		73,150,000	5,741
7.350%, 09/12/2018		24,590,000	1,835

			13,498

Thailand — 1.0%
Bank of Thailand Bill (B)
1.257%, 03/02/2018	THB	62,100	1,893
1.187%, 01/04/2018		45,000	1,377
Government of Thailand
5.670%, 03/13/2028		3,000	117
4.875%, 06/22/2029		35,000	1,312
3.875%, 06/13/2019		43,000	1,364
3.650%, 06/20/2031		109,000	3,658
3.625%, 06/16/2023		130,000	4,318
3.400%, 06/17/2036		89,500	2,918
2.550%, 06/26/2020		75,000	2,353
Thailand Government Bond
5.125%, 03/13/2018		105,000	3,248

			22,558

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	211

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.625%, 02/17/2024	EUR	1,020	$1,277

Turkey — 6.0%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		$200	205
5.375%, 10/24/2023 (A)		1,487	1,481
5.000%, 09/23/2021 (A)		674	676
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,224
Hazine Mustesarligi
5.004%, 04/06/2023		1,789	1,815
Republic of Turkey
11.875%, 01/15/2030		2,275	3,518
10.700%, 02/17/2021	TRY	18,532	4,412
10.600%, 02/11/2026		17,850	4,191
10.400%, 03/27/2019		4,090	1,011
10.400%, 03/20/2024		2,700	635
9.500%, 01/12/2022		9,830	2,232
9.400%, 07/08/2020		17,440	4,070
9.200%, 09/22/2021		48,186	10,856
9.000%, 07/24/2024		15,540	3,410
8.500%, 07/10/2019		3,590	857
8.500%, 09/14/2022		4,970	1,082
8.300%, 06/20/2018		2,346	584
7.400%, 02/05/2020		31,404	7,127
7.375%, 02/05/2025		$7,925	9,026
7.100%, 03/08/2023	TRY	8,160	1,650
7.000%, 03/11/2019		$779	814
7.000%, 06/05/2020		3,686	3,968
6.875%, 03/17/2036		1,630	1,778
6.750%, 04/03/2018		1,886	1,909
6.750%, 05/30/2040		1,998	2,153
6.625%, 02/17/2045		2,417	2,551
6.000%, 03/25/2027		7,435	7,802
6.000%, 01/14/2041		1,091	1,078
5.750%, 03/22/2024		245	257
5.625%, 03/30/2021		769	806
5.125%, 03/25/2022		1,520	1,567
4.875%, 10/09/2026		850	828
4.250%, 04/14/2026		2,239	2,105
3.000%, 08/02/2023	TRY	9,526	2,474
Republic of Turkey MTN
3.250%, 06/14/2025	EUR	3,752	4,445
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		$1,710	1,704
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,561	1,541
5.125%, 09/29/2023 (A)		996	963
4.750%, 04/29/2021 (A)		756	746

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turk Telekomunikasyon
4.875%, 06/19/2024		$2,550	$2,570
Turkey Government Bond
11.100%, 05/15/2019	TRY	6,500	1,616
11.000%, 03/02/2022		24,844	5,940
10.700%, 08/17/2022		35,141	8,277
10.500%, 08/11/2027		27,577	6,460
Turkey Government International Bond
11.000%, 02/24/2027		15,045	3,602
5.750%, 05/11/2047		$6,319	5,987
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		2,672	2,640
Turkiye Is Bankasi MTN
6.125%, 04/25/2024		2,990	2,978
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	620

			140,241

Ukraine — 3.1%
Government of Ukraine
7.750%, 09/01/2020 (A)		7,556	8,024
7.750%, 09/01/2021		1,790	1,906
7.750%, 09/01/2021 (A)		5,226	5,566
7.750%, 09/01/2022 (A)		2,726	2,899
7.750%, 09/01/2023		400	425
7.750%, 09/01/2023 (A)		2,506	2,663
7.750%, 09/01/2024 (A)		1,823	1,920
7.750%, 09/01/2024		4,139	4,360
7.750%, 09/01/2025		2,326	2,433
7.750%, 09/01/2025 (A)		7,920	8,286
7.750%, 09/01/2026 (A)		1,977	2,047
7.750%, 09/01/2026		6,778	7,017
7.750%, 09/01/2027 (A)		5,473	5,664
7.750%, 09/01/2027		2,760	2,857
2.942%, 05/31/2040 (A)(E)		9,762	5,323
Ukraine Government International Bond
7.375%, 09/25/2032 (A)		9,608	9,467
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		2,211	2,385

			73,242

United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		1,878	1,916
3.650%, 11/02/2029 (A)		1,873	1,854
MAF Global Securities
5.500%, VAR USD Swap Semi 30/360 5 Year Curr+3.476%, 12/29/2049		1,250	1,281

			5,051

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

United Kingdom — 0.0%
Tullow Oil
6.250%, 04/15/2022		$798	$803

Uruguay — 1.0%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	46,470	1,707
4.375%, 10/27/2027		$4,199	4,535
4.125%, 11/20/2045		367	368
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	12,830	471
8.500%, 03/15/2028 (A)		253,924	8,776
5.100%, 06/18/2050		$6,639	7,303
Uruguay Monetary Regulation Bill
8.694%, 02/14/2018 (B)	UYU	23,074	784

			23,944

Venezuela — 0.5%
Petroleos de Venezuela
9.750%, 05/17/2035		$3,202	864
6.000%, 05/16/2024		1,777	409

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 05/16/2024	$7,900	$1,817
6.000%, 05/16/2024	10,621	2,443
6.000%, 11/15/2026	6,754	1,486
5.500%, 04/12/2037 (F)	1,620	373
5.375%, 04/12/2027 (F)	6,546	1,564
Republic of Venezuela
13.625%, 08/15/2018	289	112
8.250%, 10/13/2024 (F)	2,110	459
7.750%, 10/13/2019 (F)	9,479	2,322

		11,849

Zambia — 0.6%
Republic of Zambia
8.970%, 07/30/2027	5,310	5,848
8.500%, 04/14/2024	3,955	4,286
8.500%, 04/14/2024 (A)	2,265	2,455
5.375%, 09/20/2022 (A)	451	435

		13,024

Total Global Bonds (Cost $2,199,737) ($ Thousands)		2,198,172

Total Investments in Securities— 94.3% (Cost $2,199,737) ($ Thousands)		$2,198,172

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bund	(27)	Dec-2017	$(5,226)	$(5,239)	$(11)
Euro-Bund	(26)	Mar-2018	(4,897)	(5,035)	(13)
Euro-Bund	(345)	Dec-2017	(65,958)	(66,937)	(322)
Euro-Buxl 30 Year Bond	(63)	Dec-2017	(12,381)	(12,555)	(56)
JSE Bond Future R186	1,697	Feb-2018	13,731	13,412	(386)
JSE Bond Future R208	505	Feb-2018	3,667	3,623	(63)
JSE Bond Future R2030	285	Feb-2018	1,863	1,819	(53)
JSE Bond Future R2032	302	Feb-2018	2,025	1,977	(59)
JSE Bond Future R2035	300	Feb-2018	2,097	2,046	(61)
Long Gilt 10-Year Bond	(29)	Mar-2018	(4,818)	(4,852)	31
U.S. 2-Year Treasury Note	(124)	Mar-2018	(26,603)	(26,586)	17
U.S. 5-Year Treasury Note	(348)	Mar-2018	(40,612)	(40,488)	124
U.S. 5-Year Treasury Note	(92)	Mar-2018	(10,736)	(10,704)	32
U.S. 10-Year Treasury Note	(161)	Mar-2018	(20,079)	(19,972)	107
U.S. 10-Year Treasury Note	367	Dec-2017	45,937	45,623	(314)
U.S. Ultra Long Treasury Bond	34	Dec-2017	5,684	5,638	(47)

			$(116,306)	$(118,230)	$(1,074)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	213

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/20/17	CNY	176,778	USD	25,002	$(1,711)
Citigroup	12/04/17 - 01/24/18	USD	20,122	BRL	66,520	221
Citigroup	01/10/18	USD	6,485	BRL	20,609	(203)
Citigroup	12/05/17 - 12/20/17	EUR	66,340	USD	77,709	(1,426)
Citigroup	12/08/17	USD	11,187	PLN	40,711	370
Citigroup	12/08/17	IDR	128,481,369	USD	9,421	(75)
Citigroup	12/11/17 - 12/20/17	EUR	9,422	CZK	242,772	116
Citigroup	12/11/17 - 01/29/18	MXN	516,513	USD	27,542	53
Citigroup	12/20/17	MXN	61,440	USD	3,163	(130)
Citigroup	01/11/18	USD	6,906	TRY	27,309	1
Citigroup	12/12/17 - 09/19/18	USD	36,800	TRY	141,212	(2,579)
Citigroup	12/13/17	HUF	1,416,587	EUR	4,587	71
Citigroup	01/12/18 - 03/21/18	HUF	1,084,124	EUR	3,463	(3)
Citigroup	12/14/17	BRL	2,150	USD	673	16
Citigroup	12/15/17	USD	9,144	CZK	199,950	212
Citigroup	12/15/17	ZAR	88,633	USD	6,165	(321)
Citigroup	12/18/17	USD	2,736	MYR	11,545	88
Citigroup	12/18/17 - 01/19/18	USD	43,392	THB	1,436,045	602
Citigroup	03/21/18	USD	2,840	THB	92,000	(17)
Citigroup	12/18/17	THB	173,978	USD	5,252	(77)
Citigroup	12/19/17	USD	5,871	KRW	6,427,542	39
Citigroup	12/20/17	USD	3,731	PHP	193,500	114
Citigroup	12/20/17	USD	4,764	HUF	1,225,879	(86)
Citigroup	12/20/17	USD	6,502	PEI	21,150	39
Citigroup	12/20/17	USD	8,787	RUB	523,058	141
Citigroup	12/20/17	USD	9,391	RON	36,520	(14)
Citigroup	12/20/17	USD	10,802	EUR	8,994	(65)
Citigroup	12/20/17	USD	13,209	COP	39,798,240	16
Citigroup	12/20/17	USD	12,127	ILS	42,436	28
Citigroup	12/20/17	USD	3,738	ILS	13,044	(2)
Citigroup	12/20/17 - 03/21/18	PEI	17,715	USD	5,405	(71)
Citigroup	12/20/17 - 01/18/18	USD	19,404	INR	1,257,970	56
Citigroup	12/20/17 - 01/31/18	USD	20,209	CLP	12,774,962	(478)
Citigroup	12/20/17	ILS	22,836	USD	6,480	(61)
Citigroup	12/20/17	SGD	24,243	USD	17,957	(45)
Citigroup	12/20/17	USD	29,587	CNY	203,780	1,206
Citigroup	12/20/17	USD	21,377	ZAR	303,480	812
Citigroup	12/20/17	USD	9,015	ZAR	118,150	(377)
Citigroup	12/20/17 - 01/17/18	CNY	41,740	USD	5,967	(336)
Citigroup	12/20/17	RON	126,768	USD	32,997	445
Citigroup	12/20/17	TWD	286,620	USD	9,635	68
Citigroup	12/20/17	RUB	441,402	USD	7,407	(127)
Citigroup	12/20/17 - 01/31/18	CLP	18,271,698	USD	28,856	638

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/20/17 - 01/19/18	COP	72,684,336	USD	24,550	$405
Citigroup	03/21/18	COP	1,020,020	USD	334	(3)
Citigroup	01/11/18	TRY	12,400	USD	3,183	47
Citigroup	01/17/18 - 06/20/18	USD	24,809	EGP	475,421	1,481
Citigroup	01/19/18	MYR	1,446	USD	342	(12)
Citigroup	03/21/18	PLN	3,320	USD	940	(3)
Citigroup	09/27/18	CZK	106,336	EUR	4,142	(25)
Goldman Sachs	12/04/17 - 02/09/18	USD	8,001	BRL	26,182	6
Goldman Sachs	12/04/17	BRL	41,844	USD	13,148	346
Goldman Sachs	02/09/18	BRL	2,048	USD	620	(2)
Goldman Sachs	12/05/17	SGD	5,100	USD	3,759	(28)
Goldman Sachs	12/05/17 - 12/20/17	USD	26,239	EUR	22,215	273
Goldman Sachs	12/06/17 - 12/20/17	USD	16,885	THB	559,021	240
Goldman Sachs	12/11/17 - 12/20/17	USD	12,479	MXN	237,601	269
Goldman Sachs	12/20/17	USD	7,616	MXN	136,860	(281)
Goldman Sachs	12/11/17 - 12/20/18	EUR	46,422	CZK	1,212,762	1,344
Goldman Sachs	01/11/18 - 01/29/18	USD	3,322	TRY	13,293	35
Goldman Sachs	12/12/17 - 09/19/18	USD	21,633	TRY	81,969	(2,081)
Goldman Sachs	12/12/17 - 01/11/18	TRY	119,930	USD	31,687	1,156
Goldman Sachs	12/12/17 - 12/20/17	TRY	53,900	USD	13,648	(87)
Goldman Sachs	12/19/17	USD	8,443	MYR	35,366	211
Goldman Sachs	12/20/17	USD	1,152	ARS	20,922	41
Goldman Sachs	12/20/17	USD	1,687	SGD	2,260	(9)
Goldman Sachs	12/20/17	PLN	2,250	USD	636	(3)
Goldman Sachs	12/20/17	GBP	4,480	USD	5,961	(108)
Goldman Sachs	12/20/17 - 02/13/18	PEI	5,361	USD	1,638	(19)
Goldman Sachs	12/20/17	USD	5,422	PLN	19,850	215
Goldman Sachs	12/20/17	AUD	5,997	USD	4,544	(8)
Goldman Sachs	12/20/17	USD	9,882	COP	29,569,420	(56)
Goldman Sachs	12/20/17 - 06/20/18	USD	10,921	CZK	238,940	310
Goldman Sachs	12/20/17 - 02/20/18	EUR	14,826	RON	68,391	(178)
Goldman Sachs	01/29/18 - 03/22/18	USD	12,177	ZAR	171,620	259
Goldman Sachs	12/20/17	USD	8,944	ZAR	119,220	(227)
Goldman Sachs	12/20/17 - 03/16/18	USD	10,490	RUB	622,479	87
Goldman Sachs	12/20/17	USD	13,629	RUB	795,405	(52)
Goldman Sachs	12/20/17	USD	27,522	TWD	820,740	(129)
Goldman Sachs	12/20/17 - 02/07/18	EUR	30,083	PLN	127,773	343
Goldman Sachs	02/07/18	PLN	3,461	EUR	821	—
Goldman Sachs	12/20/17	PLN	27,430	EUR	6,325	(240)
Goldman Sachs	12/20/17	ILS	46,364	USD	13,151	(129)
Goldman Sachs	12/20/17 - 12/21/17	ZAR	87,305	USD	6,594	211
Goldman Sachs	12/20/17 - 01/29/18	ZAR	223,301	USD	15,807	(498)
Goldman Sachs	12/20/17 - 03/16/18	RUB	323,320	USD	5,402	(81)
Goldman Sachs	12/20/17 - 12/20/18	CZK	829,055	EUR	31,764	(868)
Goldman Sachs	12/20/17 - 03/21/18	MXN	930,158	USD	49,177	(554)
Goldman Sachs	12/20/17	INR	2,110,800	USD	32,129	(547)
Goldman Sachs	12/20/17	HUF	1,024,200	USD	3,913	5
Goldman Sachs	12/20/17	HUF	1,316,880	USD	4,953	(73)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	215

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/20/17	CLP	3,030,634	USD	4,773	$92
Goldman Sachs	12/20/17 - 01/12/18	HUF	3,899,339	EUR	12,653	223
Goldman Sachs	12/20/17	COP	4,722,550	USD	1,605	36
Goldman Sachs	12/20/17 - 03/21/18	IDR	95,649,710	USD	7,003	(20)
Goldman Sachs	01/03/18	EUR	1,559	USD	1,865	1
Goldman Sachs	01/12/18	EUR	9,041	HUF	2,820,159	(26)
Goldman Sachs	01/17/18	USD	16,284	KRW	18,449,440	694
Goldman Sachs	01/17/18	USD	31,697	CNY	210,025	(35)
Goldman Sachs	01/17/18	CNY	66,510	USD	10,026	—
Goldman Sachs	01/17/18	KRW	2,592,284	USD	2,389	3
Goldman Sachs	01/31/18	USD	4,133	CLP	2,623,180	(83)
JPMorgan Chase Bank	12/04/17	USD	10,100	BRL	33,440	131
JPMorgan Chase Bank	12/04/17 - 03/02/18	USD	48,552	BRL	158,652	(345)
JPMorgan Chase Bank	12/04/17	BRL	117,832	USD	36,116	65
JPMorgan Chase Bank	12/05/17 - 01/03/18	USD	16,556	EUR	14,193	376
JPMorgan Chase Bank	12/05/17 - 01/04/18	EUR	55,228	USD	64,549	(1,344)
JPMorgan Chase Bank	12/06/17 - 02/07/18	USD	6,777	THB	224,313	102
JPMorgan Chase Bank	12/08/17	USD	480	PHP	24,600	10
JPMorgan Chase Bank	12/08/17 - 12/20/17	USD	9,459	PLN	33,952	181
JPMorgan Chase Bank	12/08/17 - 12/20/17	USD	16,525	RON	64,929	148
JPMorgan Chase Bank	12/08/17	IDR	100,184,968	USD	7,397	(7)
JPMorgan Chase Bank	12/11/17 - 12/20/17	USD	6,122	ARS	109,673	148
JPMorgan Chase Bank	12/11/17 - 01/17/18	USD	14,203	MXN	271,971	377
JPMorgan Chase Bank	12/20/17	MXN	11,551	USD	637	18
JPMorgan Chase Bank	12/11/17 - 12/20/17	MXN	285,739	USD	14,913	(422)
JPMorgan Chase Bank	12/13/17	HUF	1,227,943	EUR	3,956	38
JPMorgan Chase Bank	12/15/17	CZK	6,448	USD	300	(2)
JPMorgan Chase Bank	12/15/17 - 12/19/18	USD	16,442	CZK	365,268	726
JPMorgan Chase Bank	12/18/17	MYR	7,034	USD	1,662	(59)
JPMorgan Chase Bank	12/18/17	PHP	234,300	USD	4,598	(59)
JPMorgan Chase Bank	12/19/17	USD	3,045	KRW	3,431,790	111
JPMorgan Chase Bank	12/20/17	EUR	4,245	CZK	108,793	28
JPMorgan Chase Bank	12/20/17	USD	4,549	AUD	5,997	2
JPMorgan Chase Bank	12/20/17	USD	13,673	RUB	814,750	234
JPMorgan Chase Bank	12/20/17 - 01/12/18	USD	14,876	CLP	9,360,836	(418)
JPMorgan Chase Bank	12/20/17	PEI	22,460	USD	6,847	(99)
JPMorgan Chase Bank	12/20/17 - 09/27/18	CZK	27,308	EUR	1,027	(52)
JPMorgan Chase Bank	12/20/17	RUB	298,991	USD	5,017	(86)
JPMorgan Chase Bank	12/20/17	PHP	800,820	USD	15,571	(346)
JPMorgan Chase Bank	01/10/18 - 01/24/18	USD	12,237	BRL	38,935	(374)
JPMorgan Chase Bank	01/10/18	USD	16,236	TRY	65,056	225
JPMorgan Chase Bank	01/11/18	TRY	17,995	USD	4,558	7
JPMorgan Chase Bank	01/12/18	EUR	198	HUF	61,548	(1)
JPMorgan Chase Bank	01/17/18 - 01/18/18	USD	9,607	COP	29,191,035	73
JPMorgan Chase Bank	01/18/18	USD	2,248	INR	147,255	24
JPMorgan Chase Bank	01/19/18	THB	15,094	USD	454	(9)
JPMorgan Chase Bank	01/19/18	COP	29,506,469	USD	9,855	73

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/19/18	COP	1,463,483	USD	485	$—
JPMorgan Chase Bank	01/22/18	USD	4,507	IDR	61,412,394	16
JPMorgan Chase Bank	01/29/18	USD	4,564	ARS	82,000	(3)
JPMorgan Chase Bank	01/29/18	USD	6,834	CZK	144,737	(29)
JPMorgan Chase Bank	01/29/18	USD	7,890	ZAR	115,241	480
JPMorgan Chase Bank	01/31/18	CLP	542,501	USD	851	13
JPMorgan Chase Bank	02/06/18	IDR	23,825,850	USD	1,745	(7)
JPMorgan Chase Bank	02/13/18	USD	5,849	PEI	19,092	44
JPMorgan Chase Bank	02/16/18 - 03/16/18	RUB	1,226,973	USD	20,050	(690)
JPMorgan Chase Bank	02/20/18	RON	2,564	EUR	553	6
JPMorgan Chase Bank	03/16/18	USD	2,171	RUB	133,065	75
JPMorgan Chase Bank	03/21/18	RON	44,448	USD	11,287	(91)
JPMorgan Chase Bank	12/19/18	EUR	10,897	CZK	288,610	461
Standard Bank	12/05/17	USD	3,788	SGD	5,100	(1)
Standard Bank	12/05/17 - 01/03/18	USD	65,526	EUR	55,872	1,163
Standard Bank	12/05/17 - 01/04/18	EUR	66,591	USD	78,533	(975)
Standard Bank	12/08/17 - 12/20/17	USD	13,741	MYR	58,380	542
Standard Bank	12/08/17 - 03/21/18	MYR	23,270	USD	5,506	(186)
Standard Bank	12/12/17 - 09/19/18	USD	7,793	TRY	29,852	(565)
Standard Bank	12/12/17	TRY	37,207	USD	9,941	439
Standard Bank	12/13/17	EUR	7,285	HUF	2,232,343	(180)
Standard Bank	12/20/17	USD	1,399	INR	90,380	—
Standard Bank	12/20/17	USD	1,876	TWD	55,780	(14)
Standard Bank	02/06/18	USD	3,243	IDR	44,183,800	7
Standard Bank	12/20/17	USD	15,109	IDR	201,097,851	(263)
Standard Bank	12/20/17 - 01/29/18	ZAR	155,737	USD	10,799	(517)
Standard Bank	12/20/17	TWD	589,900	USD	19,561	(127)
Standard Bank	12/20/17	PHP	658,400	USD	12,723	(363)
Standard Bank	01/10/18	USD	1,276	BRL	4,037	(45)
Standard Bank	01/25/18	EUR	7,229	PLN	30,890	126
Standard Bank	01/31/18	USD	7,425	CLP	4,736,157	(113)
Standard Bank	02/06/18	IDR	35,716,950	USD	2,618	(10)
Standard Bank	02/07/18 - 02/14/18	USD	8,723	THB	288,550	129
Standard Bank	02/09/18	BRL	1,875	USD	569	—
Standard Chartered	01/17/18	KRW	15,857,156	USD	14,617	25

						$(2,163)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2017, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-Day MXN - TIIE	7.915%	Monthly	01/22/2027	MXN	60,251	$90	$–	$90
28-Day MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	50	–	50
28-Day MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	13	–	13
3.01%	6-Month PLN WIBOR	Semi-Annual	10/26/2027	PLN	21,000	5	–	5
6-Month PLN - WIBOR	2.76%	Semi-Annual	07/03/2027	PLN	3,500	20	–	20

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	217

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-Day MXN -TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	$–	$–	$–
28-Day MXN MXIBOR (TIIE)	7.35%	Monthly	10/25/2024	MXN	25,000	(5)	–	(5)
28-Day MXN - TIIE	7.575%	Monthly	01/28/2022	MXN	99,598	47	–	47
28-Day MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	4	–	4
6-Month PLN - WIBOR	2.505%	Annual	01/10/2022	PLN	32,972	22	–	22
28-Day MXN - TIIE	7.605%	Monthly	03/07/2024	MXN	86,000	51	–	51
28-Day MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	198,683	(263)	–	(263)
28-Day MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	(61)	–	(61)

						(27)	–	(27)

A list of open OTC swap agreements held by the Fund at November 30, 2017, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Goldman Sachs	1-Year BRL-CDI	11.805%	Semi-Annual	01/02/2018	BRL	12,298	$19	$–	$19
Goldman Sachs	1-Year BRL-CDI	11.975%	Annual	01/02/2018	BRL	11,341	18	–	18
Goldman Sachs	1-Day BRL -CETIP	12.855%	Annual	01/02/2018	BRL	47,206	81	–	81
Goldman Sachs	0.65%	3-Month HUF - BUBOR	Quarterly	04/11/2019	HUF	12,000,000	(376)	–	(376)
Goldman Sachs	1.3275%	6-Month THB BKIBOR	Semi-Annual	09/15/2019	THB	1,060,000	206	–	206
JPMorgan Chase	0.845%	6-Month HUF - BUBOR	Semi-Annual	10/10/2019	HUF	4,000,000	(205)	–	(205)
Goldman Sachs	2.15%	3-Month KRW KWCDC	Quarterly	11/09/2019	KRW	53,000,000	(58)	–	(58)
Standard Chartered	2.14%	3-Month KRW KWCDC	Quarterly	11/09/2019	KRW	53,000,000	(53)	–	(53)
JPMorgan Chase	3-Month ZAR JIBAR	7.76%	Quarterly	11/13/2019	ZAR	755,684	43	–	43
Goldman Sachs	1-Day BRL - CETIP	9.73%	Annual	01/02/2020	BRL	6,161	49	–	49
JPMorgan Chase	1-Day BRL - CETIP	9.605%	Annual	01/02/2020	BRL	5,083	37	–	37
JPMorgan Chase	1-Day BRL - CETIP	9.065%	Annual	01/02/2020	BRL	11,157	43	–	43
JPMorgan Chase	1-Day BRL - CETIP	11.46%	Annual	01/02/2020	BRL	6,073	119	–	119
JPMorgan Chase	0.5375%	6-Month CZK - PRIBOR	Semi-Annual	02/16/2020	CZK	320,000	213	–	213
JPMorgan Chase	0.6925%	6-Month HUF - BUBOR	Semi-Annual	04/20/2020	HUF	2,100,000	(116)	–	(116)
Goldman Sachs	1-Day BRL - CETIP	12.725%	Annual	01/04/2021	BRL	13,491	544	–	544
JPMorgan Chase	1-Day BRL - CETIP	10.23%	Annual	01/04/2021	BRL	250	2	–	2
JPMorgan Chase	1-Day BRL - CETIP	10.04%	Annual	01/04/2021	BRL	9,579	59	–	59
JPMorgan Chase	1-Day BRL - CETIP	9.61%	Annual	01/04/2021	BRL	6,884	16	–	16
JPMorgan Chase	1-Day BRL - CETIP	9.275%	Annual	01/04/2021	BRL	7,587	(5)	–	(5)
JPMorgan Chase	1-Day BRIL BROIS (CETIP)	8.87%	Annual	01/04/2021	BRL	11,980	(49)	–	(49)
JPMorgan Chase	1-Day BRL BROIS (CETIP)	8.655%	Annual	01/04/2021	BRL	4,925	(29)	–	(29)
Goldman Sachs	28-Day MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	(197)	–	(197)
JPMorgan Chase	1.3775%	6-Month HUF - BUBOR	Semi-Annual	06/17/2021	HUF	875,267	(128)	–	(128)
JPMorgan Chase	6-Month PLN - WIBOR	2.42%	Annual	12/12/2021	PLN	5,000	21	–	21
Citibank	6-Month PLN - WIBOR	2.431%	Annual	12/14/2021	PLN	15,500	66	–	66
Goldman Sachs	1.265%	6-Month HUF - BUBOR	Semi-Annual	01/10/2022	HUF	2,251,935	(338)	–	(338)
JPMorgan Chase	0.725%	6-Month CZK - PRIBOR	Semi-Annual	02/10/2022	CZK	36,500	51	–	51
Goldman Sachs	0.8725%	6-Month CZK -PRIBOR	Semi-Annual	03/09/2022	CZK	35,000	38	–	38
JPMorgan Chase	1.30%	6-Month HUF - BUBOR	Semi-Annual	04/06/2022	HUF	400,000	(59)	–	(59)
	1-Day-CLP - Sinacofi Chile
JPMorgan Chase	Interbank Rate Avg	3.43%	Semi-Annual	05/10/2022	CLP	933,434	7	–	7
JPMorgan Chase	0.955%	6-Month CZK - PRIBOR	Semi-Annual	05/17/2022	CZK	63,920	67	–	67
Goldman Sachs	7.54%	3-Month ZAR - JIBAR	Quarterly	07/06/2022	ZAR	150,000	162	–	162
JPMorgan Chase	1-Day CLP - CLOIS	3.41%	Semi-Annual	07/11/2022	CLP	1,400,000	12	–	12
Goldman Sachs	1-Day COP COOIS (IBRCOL)	5.4425%	Quarterly	09/07/2022	COP	3,265,247	16	–	16
Citibank	1.165%	6-Month CZK PRIBOR	Semi-Annual	09/08/2022	CZK	42,855	37	–	37

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Counterparty (continued)	Fund Pays (continued)	Fund Receives (continued)	Payment Frequency (continued)	Termination Date (continued)	Currency (continued)	Notional Amount (Thousands) (continued)	Value (Thousands) (continued)	Upfront Payments (Thousands) (continued)	Net Unrealized Appreciation (Depreciation) (Thousands) (continued)
Goldman Sachs	28-Day MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	$(318)	$–	$(319)
Goldman Sachs	6-Month HUF BUBOR	0.8385%	Annual	09/21/2022	HUF	2,000,000	54	–	54
JPMorgan Chase	1-Day COP COOIS (IBRCOL)	5.38%	Quarterly	09/25/2022	COP	13,691,742	49	–	49
Goldman Sachs	1-Day COP COOIS (IBRCOL)	5.36%	Quarterly	09/26/2022	COP	13,691,742	45	–	45
Standard Chartered	3.8775%	3-Month MYR KLIBOR	Quarterly	10/24/2022	MYR	44,350	(41)	–	(41)
Goldman Sachs	1-Day CLP CLOIS	3.45%	Semi-Annual	10/25/2022	CLP	2,411,831	44	–	44
Goldman Sachs	6.35%	1-Day INOIS (MIBOR)	Semi-Annual	11/08/2022	INR	350,500	259	–	259
Standard Chartered	3.985%	7D CNY CNRR007	Quarterly	11/08/2022	CNY	34,000	(19)	–	(19)
Goldman Sachs	2.16%	3-Month KRW KWCDC	Quarterly	11/09/2022	KRW	11,000,000	(48)	–	(48)
Standard Chartered	2.14%	3-Month KRW KWCDC	Quarterly	11/09/2022	KRW	11,000,000	(38)	–	(38)
Goldman Sachs	1-Day BRL - CETIP	11.985%	Annual	01/02/2023	BRL	3,000	98	–	98
Goldman Sachs	1-Year BRL - CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	77	–	77
Goldman Sachs	28-Day MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(103)	–	(103)
Goldman Sachs	28-Day MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(89)	–	(89)
Goldman Sachs	28-Day MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(282)	–	(282)
JPMorgan Chase	28-Day MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(223)	–	(223)
Goldman Sachs	28-Day MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(139)	–	(139)
Goldman Sachs	6-Month HUF - BUBOR	4.07%	Annual	04/11/2027	HUF	2,900,000	2,747	–	2,747
JPMorgan Chase	6-Month HUF - BUBOR	2.458%	Annual	05/16/2027	HUF	1,300,000	410	–	410
	1-Day-CLP - Sinacofi Chile
JPMorgan Chase	Interbank Rate Avg	4.06%	Semi-Annual	06/02/2027	CLP	1,283,987	(6)	–	(6)
Goldman Sachs	1.18%	6-Month CZK - PRIBOR	Semi-Annual	06/30/2027	CZK	100,000	266	–	266
JPMorgan Chase	6-Month HUF - BUBOR	3.85%	Annual	07/12/2027	HUF	275,000	(91)	–	(91)

							2,964	–	2,964

			Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	12.06%	3-Month USD	Annual	01/29/2019	USD	90,000	$(492)	–	$(492)
Goldman Sachs	6.879%	3-Month USD - LIBOR	Annual	05/29/2019	USD	24,005	(36)	–	(36)

							$(528)	–	$(528)

Percentages are based on Net Assets of $2,330,058 ($ Thousands).

*	Non-income producing security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $281,731 ($ Thousands), representing 12.09% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2017. The coupon on a step bond changes on a specified date.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(F)	Security is in default on interest payment.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	219

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Debt Fund (Concluded)

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CLOIS — CLP Sinacofi Chile Interbank Rate Average

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

KWCDC — KRW Certificate of Deposit Rate

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

PRIBOR— Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3†	Total
Global Bonds	$–	$2,197,852	$320	$2,198,172

Total Investments in Securities	$–	$2,197,852	$320	$2,198,172

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$311	$—	$—	$311

Unrealized Depreciation	(1,385)	—	—	(1,385)

Forwards Contracts *

Unrealized Appreciation	—	20,308	—	20,308

Unrealized Depreciation	—	(22,471)	—	(22,471)

Centrally Cleared Swaps

Interest Rate Swaps *

Unrealized Appreciation	—	302	—	302

Unrealized Depreciation	—	(329)	—	(329)

OTC Swaps

Interest Rate Swaps *

Unrealized Appreciation	—	5,975	—	5,975

Unrealized Depreciation	—	(3,011)	—	(3,011)

Cross Currency Swaps *

Unrealized Depreciation	—	(528)	—	(528)

Total Other Financial Instruments	$(1,074)	$246	$—	$(828)

† A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 103.7%
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019	$6,268	$6,395
1.875%, 07/15/2019	7,137	7,355
1.375%, 01/15/2020	8,801	9,023
1.250%, 07/15/2020	13,575	14,002
1.125%, 01/15/2021	15,533	15,980
0.625%, 07/15/2021	16,495	16,782
0.125%, 04/15/2019	22,696	22,605
0.125%, 04/15/2020	22,718	22,617
0.125%, 04/15/2021	19,730	19,599
0.125%, 01/15/2022	18,198	18,090
0.125%, 04/15/2022	13,080	12,961
0.125%, 07/15/2022	18,972	18,886

Total U.S. Treasury Obligations (Cost $185,614) ($ Thousands)		184,295

Total Investments — 103.7% (Cost $185,614) ($ Thousands)		$184,295

Percentages are based on Net Assets of $177,639 ($ Thousands).

As of November 30, 2017, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	221

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 37.6%

Consumer Discretionary — 2.6%
CVS Health
2.250%, 12/05/2018	$1,200	$1,202
Daimler Finance North America
1.500%, 07/05/2019 (A)	5,550	5,484
Discovery Communications
2.200%, 09/20/2019	2,595	2,585
Ford Motor Credit
5.000%, 05/15/2018	7,161	7,260
Ford Motor Credit LLC
2.350%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	4,120	4,166
General Motors Financial
2.289%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	4,120	4,161
Historic Time Warner
6.875%, 06/15/2018	3,846	3,943
McDonald’s MTN
2.100%, 12/07/2018	1,000	1,001
Newell Brands
2.600%, 03/29/2019	1,000	1,004
Nissan Motor Acceptance MTN
1.939%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	5,495	5,527
Time Warner Cable
6.750%, 07/01/2018	1,250	1,282

		37,615

Consumer Staples — 1.4%
Altria Group
9.700%, 11/10/2018	920	986
Anheuser-Busch InBev Worldwide
2.200%, 08/01/2018	1,600	1,604
BAT Capital
2.003%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	10,000	10,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Beam Suntory
1.750%, 06/15/2018	$800	$799
Conagra Brands
1.857%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,100
Constellation Brands
2.000%, 11/07/2019	1,000	994
Mondelez International Holdings Netherlands
1.625%, 10/28/2019 (A)	1,200	1,184
Philip Morris International
1.861%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,620	2,633
Reynolds American
2.300%, 06/12/2018	1,142	1,144

		20,494

Energy — 1.5%
Enterprise Products Operating
6.650%, 04/15/2018	2,264	2,303
1.650%, 05/07/2018	4,475	4,470
Kinder Morgan Energy Partners
5.950%, 02/15/2018	5,850	5,897
Regency Energy Partners
5.875%, 03/01/2022	250	274
TransCanada PipeLines
2.147%, VAR ICE LIBOR USD 3 Month+0.790%, 01/12/2018	5,750	5,754
1.875%, 01/12/2018	2,055	2,055
Williams Partners
3.600%, 03/15/2022	250	256

		21,009

Financials — 22.3%
AIG Global Funding MTN
1.650%, 12/15/2017 (A)	3,445	3,445
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,500	1,531
American Express Credit MTN
1.875%, 11/05/2018	6,500	6,498
1.746%, VAR ICE LIBOR USD 3 Month+0.430%, 03/03/2020	6,240	6,260
1.715%, VAR ICE LIBOR USD 3 Month+0.330%, 05/03/2019	2,510	2,516
American Honda Finance MTN
2.271%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,000	1,009
Athene Global Funding
2.750%, 04/20/2020 (A)	3,180	3,191
Bank of America
6.875%, 11/15/2018	1,000	1,045

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 07/15/2018	$1,000	$1,027
Bank of America MTN
5.650%, 05/01/2018	2,000	2,031
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	515	513
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	10,835	10,770
Bank of Montreal
1.750%, 06/15/2021 (A)	23,000	22,469
Bank of Montreal MTN
1.910%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	800	806
Bank of Nova Scotia
2.125%, 09/11/2019	5,245	5,244
1.875%, 04/26/2021	3,325	3,272
Barclays
2.000%, 03/16/2018	5,300	5,300
Berkshire Hathaway Finance
1.606%, VAR ICE LIBOR USD 3 Month+0.250%, 01/11/2019	2,465	2,471
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	7,360	7,310
1.600%, 09/06/2019	7,400	7,333
Capital One
1.500%, 03/22/2018	2,995	2,993
Capital One Financial
2.500%, 05/12/2020	4,630	4,629
2.173%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	4,250	4,278
Citibank
1.810%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	1,900	1,910
Citigroup
3.116%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2018	1,750	1,762
2.900%, 12/08/2021	9,200	9,252
2.050%, 12/07/2018	2,600	2,600
1.800%, 02/05/2018	1,000	1,000
1.750%, 05/01/2018	2,000	1,999
Citizens Bank MTN
2.300%, 12/03/2018	6,290	6,303
Credit Suisse NY
3.000%, 10/29/2021	4,429	4,499
Discover Bank
2.600%, 11/13/2018	1,000	1,004
2.000%, 02/21/2018	6,520	6,522
Goldman Sachs Group
6.150%, 04/01/2018	4,575	4,640
5.250%, 07/27/2021	6,875	7,479
2.117%, VAR ICE LIBOR USD 3 Month+0.800%, 12/13/2019	4,310	4,344
Huntington National Bank
2.200%, 11/06/2018	4,500	4,507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Lease Finance
7.125%, 09/01/2018 (A)	$800	$829
JPMorgan Chase
6.300%, 04/23/2019	3,500	3,696
2.550%, 03/01/2021	3,000	3,005
2.161%, VAR ICE LIBOR USD 3 Month+0.680%, 06/01/2021	8,850	8,894
JPMorgan Chase MTN
1.700%, 03/01/2018	1,000	1,000
KeyBank
1.700%, 06/01/2018	2,295	2,294
1.650%, 02/01/2018	2,578	2,578
1.600%, 08/22/2019	3,685	3,650
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	2,000	2,000
Morgan Stanley
5.750%, 01/25/2021	3,910	4,282
2.213%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,610	7,643
Morgan Stanley MTN
7.300%, 05/13/2019	1,500	1,605
6.625%, 04/01/2018	2,575	2,614
National Bank of Canada MTN
1.870%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	6,050	6,083
New York Life Global Funding
1.950%, 09/28/2020 (A)	9,950	9,853
1.550%, 11/02/2018 (A)	4,540	4,529
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	986
PNC Bank
1.800%, 11/05/2018	5,350	5,345
1.796%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	3,605	3,614
Protective Life Global Funding
1.555%, 09/13/2019 (A)	5,810	5,747
Regions Bank
2.250%, 09/14/2018	1,650	1,652
Royal Bank of Canada
2.100%, 10/14/2020	10,100	10,042
1.875%, 02/05/2020	13,355	13,254
Sumitomo Mitsui Banking MTN
2.294%, VAR ICE LIBOR USD 3 Month+0.940%, 01/18/2019	5,250	5,292
SunTrust Bank
2.350%, 11/01/2018	1,507	1,512
1.910%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	4,000	4,022
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	6,420	6,433
Toyota Motor Credit MTN
1.610%, VAR ICE LIBOR USD 3 Month+0.260%, 01/09/2019	5,830	5,840

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	223

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Travelers MTN
5.750%, 12/15/2017	$875	$876
UBS
1.897%, VAR ICE LIBOR USD 3 Month+0.580%, 06/08/2020 (A)	8,000	8,042
1.799%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (A)	1,500	1,500
UBS MTN
2.029%, VAR ICE LIBOR USD 3 Month+0.700%, 03/26/2018	1,500	1,503
Voya Financial
2.900%, 02/15/2018	1,821	1,824
Wachovia MTN
5.750%, 02/01/2018	1,000	1,007
WEA Finance
2.700%, 09/17/2019 (A)	1,145	1,150
Wells Fargo
2.150%, 01/15/2019	5,535	5,539
Wilmington Trust
8.500%, 04/02/2018	2,505	2,558

		316,055

Health Care — 4.0%
AbbVie
2.300%, 05/14/2021	735	728
1.800%, 05/14/2018	750	750
Aetna
1.700%, 06/07/2018	1,920	1,919
Allergan
1.350%, 03/15/2018	4,565	4,559
Allergan Funding SCS
2.350%, 03/12/2018	5,730	5,738
Amgen
1.863%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	4,165	4,183
Anthem
2.300%, 07/15/2018	1,214	1,216
1.875%, 01/15/2018	4,490	4,491
Baxalta
2.000%, 06/22/2018	3,300	3,302
Catholic Health Initiatives
2.600%, 08/01/2018	2,185	2,194
Celgene
2.750%, 02/15/2023	1,400	1,388
Cigna
4.500%, 03/15/2021	850	895
Dignity Health
2.637%, 11/01/2019	4,181	4,192
Forest Laboratories LLC
5.000%, 12/15/2021 (A)	500	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gilead Sciences
1.576%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	$5,900	$5,907
McLaren Health Care
1.964%, 05/15/2018	1,270	1,267
Mylan
2.500%, 06/07/2019	3,295	3,292
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,000	991
Teva Pharmaceuticals
1.700%, 07/19/2019	8,315	8,048
Universal Health Services
3.750%, 08/01/2019 (A)	750	765

		56,362

Industrials — 0.9%
America West Airlines, Pass-Through Trust,
Ser 1999-1 7.930%, 01/02/2019	482	496
Caterpillar Financial Services MTN
1.800%, 11/13/2018	5,279	5,276
John Deere Capital MTN
1.950%, 12/13/2018	6,059	6,068
L3 Technologies
5.200%, 10/15/2019	700	737
Lockheed Martin
1.850%, 11/23/2018	1,000	998

		13,575

Information Technology — 0.4%
Apple
2.274%, VAR ICE LIBOR USD 3 Month+0.820%, 02/22/2019	1,500	1,514
Hewlett Packard Enterprise
3.273%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	3,835	3,888

		5,402

Materials — 1.1%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (A)	6,215	6,215
Ecolab
1.450%, 12/08/2017	7,188	7,188
Monsanto
1.850%, 11/15/2018	856	854
WestRock MWV LLC
7.375%, 09/01/2019	1,050	1,138

		15,395

Real Estate — 1.0%
Duke Realty
3.875%, 02/15/2021	700	725

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GLP Capital
4.375%, 11/01/2018	$200	$202
HCP
3.750%, 02/01/2019	950	962
Realty Income
2.000%, 01/31/2018	1,000	1,000
Simon Property Group
1.500%, 02/01/2018 (A)	8,732	8,731
UDR MTN
4.250%, 06/01/2018	1,000	1,011
Ventas Realty
2.700%, 04/01/2020	1,000	1,004

		13,635

Telecommunication Services — 0.4%
AT&T
5.500%, 02/01/2018	4,250	4,274
Rogers Communications
6.800%, 08/15/2018	750	775
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	600	605

		5,654

Utilities — 2.0%
Berkshire Hathaway Energy
5.750%, 04/01/2018	9,098	9,211
Entergy Texas
7.125%, 02/01/2019	750	791
Jersey Central Power & Light
7.350%, 02/01/2019	1,620	1,710
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,034
NextEra Energy Capital Holdings
1.649%, 09/01/2018	4,560	4,551
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	541
Southern Power
1.500%, 06/01/2018	5,900	5,890
Virginia Electric & Power
1.200%, 01/15/2018	4,620	4,618
West Penn Power
5.950%, 12/15/2017 (A)	470	471

		28,817

Total Corporate Obligations
(Cost $535,213) ($ Thousands)		534,013

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Bills
1.132%, 03/01/2018 (B)	85	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/2020	$9,380	$9,338
0.125%, 01/15/2022	18,942	18,829
U.S. Treasury Notes
2.375%, 05/31/2018	23,150	23,252
2.125%, 08/31/2020	21,570	21,707
2.000%, 10/31/2022	18,370	18,252
2.000%, 11/30/2022	4,290	4,261
1.875%, 09/30/2022	14,005	13,834
1.750%, 11/30/2019	10,590	10,581
1.750%, 09/30/2022	21,250	20,866
1.500%, 10/31/2019	143,360	142,565
1.500%, 06/15/2020	3,910	3,875
1.375%, 06/30/2018	13,500	13,491
1.375%, 09/30/2019	20,260	20,111
1.375%, 02/15/2020	4,205	4,163
1.250%, 03/31/2021	31,060	30,328
1.125%, 12/31/2019	59,750	58,926
1.125%, 04/30/2020	25,850	25,406

Total U.S. Treasury Obligations (Cost $442,669) ($ Thousands)		439,870

MORTGAGE-BACKED SECURITIES — 10.7%

Agency Mortgage-Backed Obligations — 5.2%
FHLMC
5.000%, 06/01/2019	28	29
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.659%, 03/01/2037	149	156
FHLMC CMO, Ser 2004-2761, Cl FT
1.600%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	882	886
FHLMC CMO, Ser 2005-2990, Cl LK
1.620%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	2,433	2,429
FHLMC CMO, Ser 2005-3066, Cl PF
1.550%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	2,153	2,156
FHLMC CMO, Ser 2006-3102, Cl FB
1.550%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	1,571	1,572
FHLMC CMO, Ser 2008-3419, Cl FA
1.820%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	1,313	1,317
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	221	226
FHLMC CMO, Ser 2011-3867, Cl FN
1.600%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	496	497

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	225

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3940, Cl PF
1.600%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	$2,489	$2,493
FHLMC CMO, Ser 2011-3960, Cl JF
1.700%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	1,129	1,134
FHLMC CMO, Ser 2012-4048, Cl GF
1.600%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	725	715
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K005, Cl A2
4.317%, 11/25/2019	2,250	2,333
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
1.556%, 02/25/2020	2,005	2,009
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/2019	1,875	1,921
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF08, Cl A
1.532%, VAR LIBOR USD 1 Month+0.300%, 01/25/2022	1,856	1,846
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF09, Cl A
1.612%, VAR LIBOR USD 1 Month+0.380%, 05/25/2022	1,987	1,978
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF10, Cl A
1.612%, VAR LIBOR USD 1 Month+0.380%, 07/25/2022	1,852	1,843
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
1.592%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	810	805
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
1.612%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	2,552	2,554
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	1,955	1,928
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP04, Cl AG1
1.567%, VAR LIBOR USD 1 Month+0.220%, 07/25/2020	2,045	2,033
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl A
1.803%, 10/25/2021	2,137	2,140
FNMA
6.000%, 02/01/2023	1,763	1,865
5.000%, 05/01/2019	269	274
4.500%, 05/01/2024	940	991
4.380%, 04/01/2021	607	641

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.330%, 04/01/2021	$747	$793
3.850%, 01/01/2021	1,980	2,067
3.427%, 01/01/2018	173	173
3.270%, 10/01/2020	1,014	1,039
3.000%, 01/01/2027	1,214	1,239
FNMA ARM
1.471%, VAR ICE LIBOR USD 1 Month+0.240%, 10/01/2019	2,980	2,980
1.452%, VAR ICE LIBOR USD 1 Month+0.220%, 07/01/2019	2,980	2,976
FNMA CMO, Ser 2004-94, Cl HF
1.628%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	790	792
FNMA CMO, Ser 2005-45, Cl PF
1.578%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	2,149	2,152
FNMA CMO, Ser 2005-83, Cl FP
1.658%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,691	1,687
FNMA CMO, Ser 2007-98, Cl FD
1.778%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	704	708
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	15	16
FNMA CMO, Ser 2011-124, Cl DF
1.778%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	2,154	2,163
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	30	30
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,792	1,838
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	955	976
FNMA, Ser 2013-M14, Cl FA
1.678%, VAR LIBOR USD 1 Month+0.350%, 08/25/2018	1,478	1,480
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	1,574	1,593
FNMA, Ser 2014-M6, Cl FA
1.521%, VAR LIBOR USD 1 Month+0.290%, 12/25/2017	22	22
FNMA, Ser 2017-M11
1.707%, 09/25/2024	1,822	1,820
FNMA, Ser M13, Cl FA
1.678%, VAR LIBOR USD 1 Month+0.350%, 05/25/2018	822	820
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (C)	2,045	2,045
GNMA ARM
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1
Yr+1.500%, 02/20/2041	349	359

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 10/20/2042	$557	$574
2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 01/20/2042	984	1,014
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	71	72
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	100	100
GNMA CMO, Ser 2012-77, Cl FM
1.934%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,794	1,813
GNMA, Ser 2011-142, Cl A
2.337%, 10/16/2040	789	789
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,269	1,212

		74,113

Non-Agency Mortgage-Backed Obligations — 5.5%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(C)	1,345	1,367
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(C)	2,466	2,505
Americold LLC Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (A)	853	872
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/2032 (A)(C)	5,480	5,663
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
2.289%, VAR LIBOR USD 1 Month+1.050%, 09/15/2026 (A)	1,790	1,794
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
2.039%, VAR LIBOR USD 1 Month+0.800%, 06/15/2028 (A)	870	870
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	600	622
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.040%, VAR LIBOR USD 1 Month+0.790%, 07/15/2028 (A)	2,750	2,753
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,188	1,188
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A2
3.161%, 09/10/2046	1,709	1,722
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	2,811	2,781

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Trust, Ser 2007-WFH1, Cl A4
1.528%, VAR ICE LIBOR USD 1 Month+0.200%, 01/25/2037	$1,408	$1,403
COMM Mortgage Trust, Ser 2014-PAT, Cl A
2.039%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (A)	320	320
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	1,125	1,137
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	2,300	2,327
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	199	198
Commercial Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	1,491	1,502
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(C)	1,725	1,738
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
1.953%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	4,798	4,789
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
2.138%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2027	514	515
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	117	119
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	22	23
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	895	901
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A2
3.046%, 04/15/2047	999	1,011
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	469	467
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl A2
2.940%, 11/15/2047	1,500	1,518
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.733%, 02/15/2048	2,880	2,907
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	827	823
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A2
3.616%, 11/15/2043 (A)	107	108

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	227

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (A)	$302	$304
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (A)	1,897	1,907
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	1,003	1,008
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.150%, VAR LIBOR USD 1
Month+0.900%, 10/15/2029 (A)	1,785	1,785
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.689%, VAR LIBOR USD 1
Month+1.450%, 08/15/2027 (A)	4,110	4,110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-A5, Cl A5
3.500%, 01/25/2047 (A)(C)	5,164	5,242
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-C6, Cl ASB
3.144%, 05/15/2045	1,971	2,008
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(C)	2,615	2,656
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(C)	1,476	1,497
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(C)	3,160	3,160
JPMorgan Resecuritization Trust, Ser 2009-7, Cl 18A1
3.574%, 11/27/2036 (A)(C)	206	207
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
1.789%, VAR ICE LIBOR USD 1
Month+0.460%, 04/25/2029	888	876
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 12/15/2047	249	248
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	750	770
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl A
2.589%, VAR LIBOR USD 1
Month+1.350%, 06/15/2029 (A)	2,000	2,003
WFRBS Commercial Mortgage Trust,
Ser 2013-C12, Cl A2
2.072%, 03/15/2048	222	222
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	890	886

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A7
3.000%, 11/20/2044 (A)(C)	$4,599	$4,608

		77,440

Total Mortgage-Backed Securities (Cost $152,256) ($ Thousands)		151,553

ASSET-BACKED SECURITIES — 10.4%

Automotive — 5.5%
AmeriCredit Automobile Receivables Trust,
Ser 2013-3, Cl D
3.000%, 07/08/2019	2,700	2,706
AmeriCredit Automobile Receivables Trust,
Ser 2014-3, Cl D
3.130%, 10/08/2020	3,555	3,593
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/2020	4,135	4,133
CarMax Auto Owner Trust, Ser 2013-4, Cl B
1.710%, 07/15/2019	600	600
Chesapeake Funding II LLC, Ser 2016-2A,
Cl A2
2.239%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	1,535	1,544
Chesapeake Funding II LLC, Ser 2016-2A,
Cl B
2.700%, 06/15/2028 (A)	500	500
Chesapeake Funding II LLC, Ser 2017-4A,
Cl A2
1.583%, VAR ICE LIBOR USD 1
Month+0.340%, 11/15/2029 (A)	1,800	1,800
Chesapeake Funding II, Ser 2017-3A, Cl A2
1.590%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	5,900	5,905
Chrysler Capital Auto Receivables Trust,
Ser 2016-BA, Cl A4 1.870%, 02/15/2022 (A)	4,255	4,213
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	74	74
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (A)	1,000	1,001
Credit Acceptance Auto Loan Trust, Ser 2015- 1A, Cl A
2.000%, 07/15/2022 (A)	10	10
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (A)	1,737	1,739
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/2020 (A)	2,042	2,042
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	1,128	1,127

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.839%, VAR LIBOR USD 1 Month+0.600%, 08/15/2020	$5,250	$5,265
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,845	2,846
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A4
1.760%, 03/20/2020	4,706	4,692
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (A)	4,065	4,064
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (A)	1,320	1,320
Hertz Fleet Lease Funding, Ser 2015-1, Cl B
2.281%, VAR ICE LIBOR USD 1 Month+1.050%, 07/10/2029 (A)	3,350	3,347
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (A)	3,260	3,246
Mercedes-Benz Auto Lease Trust, Ser 2016- B, Cl A4
1.520%, 06/15/2022	2,310	2,298
Nissan Auto Lease Trust, Ser 2016-A, Cl A3
1.490%, 03/15/2019	2,000	1,998
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	3,000	2,977
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	1,096	1,096
Santander Drive Auto Receivables Trust,
Ser 2015-2, Cl C
2.440%, 04/15/2021	5,895	5,913
Santander Retail Auto Lease Trust, Ser 2017- A, Cl B
2.680%, 01/20/2022 (A)	3,725	3,729
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl B
2.070%, 12/15/2021 (A)	4,100	4,088

		77,866

Credit Cards — 0.5%
Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/2022	4,610	4,559
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	1,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
2.049%, VAR LIBOR USD 1
Month+0.720%, 05/26/2021 (A)	$1,000	$1,003

		7,549

Mortgage Related Securities — 0.6%
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M1
1.690%, VAR ICE LIBOR USD 1 Month+0.450%, 09/25/2035	465	465
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
1.549%, VAR ICE LIBOR USD 1 Month+0.220%, 12/25/2035	1,001	999
Aegis Asset-Backed Securities Trust
Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.958%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	526	528
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.579%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	1,245	1,241
Asset-Backed Securities Home Equity Loan Trust, Ser 2004-HE6, Cl A2
2.049%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2034	25	25
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.238%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	39	39
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
2.378%, VAR ICE LIBOR USD 1 Month+1.140%, 09/25/2034	94	95
First NLC Trust, Ser 2005-2, Cl M1
1.718%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	779	782
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
1.458%, VAR ICE LIBOR USD 1 Month+0.220%, 08/25/2036	628	628
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
1.913%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	1,707	1,707
Option One Mortgage Loan Trust, Ser 2005- 3, Cl M1
2.034%, 08/25/2035 (C)	468	469

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	229

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
1.678%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	$1,516	$1,514

		8,492

Other Asset-Backed Securities — 3.8%

Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	2,000	2,000
Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
2.109%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	929	935
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	297	298
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019 (A)	108	108
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	7,875	7,872
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
2.078%, VAR ICE LIBOR USD 1 Month+0.560%, 12/25/2035	1,220	1,224
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
2.168%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	1,983	1,992
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
2.604%, VAR ICE LIBOR USD 1 Month+1.275%, 04/25/2035	732	737
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.328%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	800
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
1.928%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	1,166	1,170
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.973%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	725	726
FBR Securitization Trust, Ser 2005-2, Cl M1
2.049%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2035	261	262
GSAMP Trust, Ser 2002-WF, Cl A2B
2.383%, VAR ICE LIBOR USD 1 Month+1.100%, 10/20/2032	2,220	2,184
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.548%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	1,217	1,216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust, Ser 2015-A, Cl A3
1.320%, 06/17/2019	$971	$971
MMAF Equipment Finance LLC, Ser 2016-AA, Cl A2
1.390%, 12/17/2018 (A)	1,338	1,338
Navient Student Loan Trust, Ser 2015-2, Cl A3
1.898%, VAR ICE LIBOR USD 1
Month+0.570%, 11/26/2040	1,050	1,048
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.178%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	830	839
Navient Student Loan Trust, Ser 2017-1A, Cl A2
1.988%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	1,600	1,618
Navient Student Loan Trust, Ser 2017-3A, Cl A2
1.838%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	2,000	2,016
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
2.129%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (A)	1,768	1,777
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.928%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	587	586
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2
2.560%, 10/17/2022 (A)	4,595	4,582
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WHQ2, Cl M2
2.183%, VAR ICE LIBOR USD 1 Month+0.945%, 02/25/2035	189	189
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ2, Cl M1
1.868%, VAR ICE LIBOR USD 1 Month+0.630%, 05/25/2035	191	191
RAMP Trust, Ser 2004-RS12, Cl MII3
2.829%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2034	682	677
RAMP Trust, Ser 2006-RZ1, Cl M1
1.638%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	1,247	1,246
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
1.649%, VAR ICE LIBOR USD 1 Month+0.320%, 03/25/2036	1,377	1,374
Securitized Asset-Backed Receivables Trust, Ser 2006-OP1, Cl M1
1.699%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	570	570

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-8, Cl A5
1.477%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	$1,459	$1,456
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.694%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	776	776
SLM Student Loan Trust, Ser 2011-1, Cl A1
1.849%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	1,154	1,157
SLM Student Loan Trust, Ser 2011-2, Cl A1
1.838%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	1,473	1,483
SLM Student Loan Trust, Ser 2012-2, Cl A
2.028%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,001	1,006
SLM Student Loan Trust, Ser 2013-3, Cl A2
1.628%, VAR ICE LIBOR USD 1 Month+0.300%, 05/26/2020	614	614
SLM Student Loan Trust, Ser 2013-4, Cl A
1.788%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	505	507
SLM Student Loan Trust, Ser 2014-1, Cl A2
1.618%, VAR ICE LIBOR USD 1 Month+0.380%, 07/26/2021	34	34
SLM Student Loan Trust, Ser 2017-10A, Cl A3
1.790%, VAR LIBOR USD 3 Month+0.550%, 12/15/2027 (A)	1,910	1,918
Structured Asset Investment Loan Trust,
Ser 2004-10, Cl A7
2.389%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	1,120	1,129
Structured Asset Investment Loan Trust, Ser 2004-11, Cl A4
2.138%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2035	309	309
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
1.989%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	932	932
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
2.049%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	1,055	1,058
Structured Asset Securities, Ser 2005-WF1, Cl A3
1.989%, VAR ICE LIBOR USD 1 Month+0.660%, 02/25/2035	1,068	1,070

		53,995

Total Asset-Backed Securities (Cost $147,736) ($ Thousands)		147,902

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 4.3%
California — 0.9%
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	$7,753	$7,630
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	995	999
San Francisco City & County, San Francisco
International Airport, Ser H, RB
3.396%, 05/01/2019	3,805	3,880

		12,509

Colorado — 0.1%
Denver City & County, Ser B, RB
1.825%, 08/01/2019	2,000	1,994

Florida — 0.2%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	1,820	1,884
Miami Beach, Redevelopment Agency, TA
2.407%, 02/01/2018	1,000	1,000

		2,884

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, RB
1.951%, 07/01/2019	2,085	2,085

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,045

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser C, RB
1.906%, 07/01/2018	2,880	2,880

Maryland — 0.1%
Maryland State, Community Development Administration Housing Revenue, Ser A, RB
1.517%, 03/01/2019	1,000	994

Michigan — 0.8%
Genesee County, GO
Callable 12/11/2017 @ 100
1.842%, 10/01/2019 (D)	4,300	4,300
Hartland, Consolidated Schools, Ser B, GO, Q-SBLF
1.830%, 05/01/2019	4,250	4,241

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	231

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Limited Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Haslett, Public Schools, Ser B, GO, Q-SBLF
1.384%, 05/01/2018	$2,050	$2,047

		10,588

Minnesota — 0.3%
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	4,235	4,234

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,205	1,198

North Carolina — 0.5%
North Carolina State, Eastern Municipal Power Agency, RB
2.578%, 07/01/2019	2,670	2,690
2.003%, 07/01/2018	4,075	4,078

		6,768

Ohio — 0.2%
Jobs, Beverage System, Ser B, RB
1.820%, 01/01/2018	2,195	2,195
Ohio State, Build America Bonds, RB
4.168%, 06/15/2018	1,275	1,291

		3,486

Pennsylvania — 0.3%
Pennsylvania, Turnpike Commission, Sub-Ser B, RB
2.024%, 12/01/2020	4,680	4,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 0.3%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	$1,000	$971
1.590%, 09/01/2019	1,200	1,181
Washington Biomedical Research Properties, Ser B, RB
1.485%, 03/01/2018	2,725	2,725

		4,877

Total Municipal Bonds (Cost $60,528) ($ Thousands)		60,148

CERTIFICATES OF DEPOSIT — 1.1%
BNP Paribas NY
1.450%, 01/22/2018	10,000	10,004
Mitsubishi
1.360%, 01/22/2018	5,000	4,999

Total Certificates of Deposit (Cost $15,000) ($ Thousands)		15,003

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	1,756,542	1,757

Total Cash Equivalent (Cost $1,757) ($ Thousands)		1,757

Total Investments in Securities— 95.2% (Cost $1,355,159) ($ Thousands)		$1,350,246

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	184	Dec-2017	$ 39,632	$ 39,514	$ (118)
U.S. 2-Year Treasury Note	7	Mar-2018	1,503	1,501	(2)

			$ 41,135	$ 41,015	$ (120)

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Percentages are based on Net Assets of $1,419,065 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $218,965 ($ Thousands), representing 15.43% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LLC — Limited Liability Company

MTN — Medium Term Note

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$534,013	$–	$534,013
U.S. Treasury Obligations	–	439,870	–	439,870
Mortgage-Backed Securities	–	151,553	–	151,553
Asset-Backed Securities	–	147,902	–	147,902
Municipal Bonds	–	60,148	–	60,148
Certificates of Deposit	–	15,003	–	15,003
Cash Equivalent	1,757	–	–	1,757

Total Investments in Securities	$1,757	$1,348,489	$–	$1,350,246

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(120)	$—	$—	$(120)

Total Other Financial Instruments	$(120)	$—	$—	$(120)

*Futures contracts are valued at the unrealized depreciation on the instruments.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$6,703	$723,597	$(728,543)	$1,757	$103

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	233

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 84.7%

Consumer Discretionary — 5.4%
Acwa Power Management and Investments One
5.950%, 12/15/2039 (A)	$1,250	$1,266
Amazon.com
4.250%, 08/22/2057 (A)	1,813	1,907
4.050%, 08/22/2047 (A)	605	630
3.875%, 08/22/2037 (A)	5,045	5,262
2.800%, 08/22/2024 (A)	2,355	2,345
American Honda Finance MTN
1.950%, 07/20/2020	3,000	2,977
1.200%, 07/12/2019	1,030	1,015
AutoNation
3.800%, 11/15/2027	3,800	3,758
BMW US Capital LLC
2.800%, 04/11/2026 (A)	3,045	2,972
1.500%, 04/11/2019 (A)	3,850	3,825
Charter Communications Operating
6.484%, 10/23/2045	1,280	1,472
4.908%, 07/23/2025	1,585	1,674
Comcast
5.650%, 06/15/2035	215	266
4.200%, 08/15/2034	3,700	3,914
3.969%, 11/01/2047 (A)	3,983	3,993
3.600%, 03/01/2024	920	958
3.375%, 02/15/2025	7,585	7,730
3.150%, 03/01/2026	2,730	2,734
2.350%, 01/15/2027	8,227	7,698
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,297
Daimler Finance North America LLC
2.200%, 05/05/2020 (A)	2,165	2,154
Darden Restaurants
6.800%, 10/15/2037	1,570	2,069
Discovery Communications
5.200%, 09/20/2047	380	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 03/20/2028	$4,500	$4,417
Discovery Communications LLC
6.350%, 06/01/2040	1,460	1,664
5.000%, 09/20/2037	290	290
General Motors
4.875%, 10/02/2023	1,380	1,490
Harley-Davidson Financial Services MTN
2.400%, 09/15/2019 (A)	155	155
Hasbro
3.500%, 09/15/2027	480	468
Home Depot
5.875%, 12/16/2036	1,489	1,972
4.400%, 03/15/2045	840	925
3.900%, 06/15/2047	1,505	1,545
3.500%, 09/15/2056	2,430	2,235
3.350%, 09/15/2025	1,500	1,548
2.800%, 09/14/2027	2,615	2,561
Lowe’s
4.050%, 05/03/2047	3,785	3,918
3.375%, 09/15/2025	1,780	1,820
NBCUniversal Media LLC
5.950%, 04/01/2041	1,650	2,101
Newell Brands
5.000%, 11/15/2023	715	757
NVR
3.950%, 09/15/2022	965	1,009
QVC
4.375%, 03/15/2023	1,345	1,384
Target
6.500%, 10/15/2037	1,750	2,394
4.000%, 07/01/2042	1,700	1,717
3.900%, 11/15/2047	2,015	1,994
2.500%, 04/15/2026	1,515	1,447
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,482
Viacom
5.625%, 09/15/2019	2,200	2,306
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (A)	3,665	3,672

		109,563

Consumer Staples — 9.6%
Altria Group
9.950%, 11/10/2038	1,708	2,923
9.250%, 08/06/2019	3,072	3,426
4.750%, 05/05/2021	2,400	2,577
2.625%, 09/16/2026	1,710	1,647
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,300	1,468
4.700%, 02/01/2036	11,136	12,339
3.650%, 02/01/2026	6,150	6,308
3.300%, 02/01/2023	4,665	4,783

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/01/2021	$3,050	$3,074
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	1,005	1,559
Anheuser-Busch LLC
5.000%, 03/01/2019	1,000	1,036
Ascension Health
3.945%, 11/15/2046	1,715	1,768
BAT Capital
4.390%, 08/15/2037 (A)	5,495	5,677
2.764%, 08/15/2022 (A)	3,600	3,570
BAT International Finance
2.750%, 06/15/2020 (A)	4,755	4,779
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,102
Bowdoin College
4.693%, 07/01/2112	1,454	1,472
Clorox
3.100%, 10/01/2027	2,485	2,461
Coca-Cola
1.550%, 09/01/2021	3,370	3,308
Costco Wholesale
2.750%, 05/18/2024	3,410	3,407
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,292	2,959
7.507%, 01/10/2032 (A)	1,614	1,972
6.036%, 12/10/2028	3,349	3,711
Dr. Pepper Snapple Group
3.130%, 12/15/2023	2,610	2,641
Hershey
2.300%, 08/15/2026	3,520	3,294
Japan Tobacco
2.100%, 07/23/2018 (A)	2,457	2,462
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,840	3,031
Kroger
4.650%, 01/15/2048	1,040	1,040
3.700%, 08/01/2027	2,190	2,197
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,665	1,859
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	4,398
Molson Coors Brewing
2.250%, 03/15/2020 (A)	2,090	2,082
Northwestern University
3.662%, 12/01/2057	1,320	1,332
Novartis Capital
3.100%, 05/17/2027	915	927
3.000%, 11/20/2025	3,455	3,480
PepsiCo
3.450%, 10/06/2046	2,165	2,069
3.125%, 11/01/2020	4,390	4,503
2.375%, 10/06/2026	5,960	5,673

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.500%, 02/22/2019	$1,320	$1,314
1.250%, 04/30/2018	2,840	2,835
Philip Morris International
6.375%, 05/16/2038	2,345	3,126
4.500%, 03/20/2042	1,540	1,645
3.875%, 08/21/2042	375	369
2.625%, 03/06/2023	6,000	5,945
2.500%, 11/02/2022	3,900	3,852
2.375%, 08/17/2022	1,875	1,847
2.000%, 02/21/2020	3,260	3,240
Procter & Gamble
3.500%, 10/25/2047	2,920	2,880
1.900%, 10/23/2020	3,830	3,809
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (A)	3,365	3,291
2.375%, 06/24/2022 (A)	6,865	6,719
Reynolds American
8.125%, 05/01/2040	980	1,444
4.450%, 06/12/2025	4,570	4,872
Roche Holdings
2.875%, 09/29/2021 (A)	3,950	4,010
Shire Acquisitions Investments Ireland
2.400%, 09/23/2021	950	935
1.900%, 09/23/2019	3,180	3,149
Toledo Hospital
4.982%, 11/15/2045	1,393	1,627
University of Southern California
5.250%, 10/01/2111	3,250	4,008
Wal-Mart Stores
2.550%, 04/11/2023	6,370	6,380
2.350%, 12/15/2022	3,910	3,887
Wesleyan University
4.781%, 07/01/2116	2,040	2,123
Whole Foods Market
5.200%, 12/03/2025	1,415	1,610

		194,231

Energy — 5.5%
Anadarko Petroleum
6.450%, 09/15/2036	3,695	4,458
4.718%, 10/10/2036 (B)	11,000	4,646
BP Capital Markets
3.723%, 11/28/2028	2,159	2,246
3.279%, 09/19/2027	1,530	1,534
3.216%, 11/28/2023	1,460	1,494
2.520%, 09/19/2022	3,725	3,707
British Transco Finance
6.625%, 06/01/2018	1,765	1,807
Canadian Natural Resources
3.850%, 06/01/2027	1,760	1,775
Cenovus Energy
4.250%, 04/15/2027 (A)	3,430	3,393

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	235

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chevron
2.895%, 03/03/2024	$3,355	$3,383
Columbia Pipeline Group
2.450%, 06/01/2018	3,075	3,080
Concho Resources
4.875%, 10/01/2047	940	994
3.750%, 10/01/2027	1,420	1,427
ConocoPhillips
6.500%, 02/01/2039	1,365	1,846
4.200%, 03/15/2021	2,887	3,045
2.316%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,035
Devon Financing
7.875%, 09/30/2031	1,761	2,380
Energy Transfer
4.650%, 06/01/2021	2,982	3,138
EnLink Midstream Partners
4.150%, 06/01/2025	1,125	1,133
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,415
EOG Resources
2.450%, 04/01/2020	715	716
ExxonMobil
4.114%, 03/01/2046	1,788	1,920
3.043%, 03/01/2026	1,985	2,014
Kinder Morgan
5.550%, 06/01/2045	1,620	1,727
Kinder Morgan Energy Partners
5.000%, 08/15/2042	190	191
Lukoil International Finance
6.125%, 11/09/2020 (A)	2,030	2,205
MPLX
5.200%, 03/01/2047	1,000	1,056
Occidental Petroleum
4.400%, 04/15/2046	2,140	2,297
Pertamina Persero MTN
4.300%, 05/20/2023 (A)	1,625	1,699
Petroleos Mexicanos
5.625%, 01/23/2046	2,350	2,197
5.375%, 03/13/2022 (A)	1,245	1,331
Petroleos Mexicanos MTN
6.750%, 09/21/2047	555	587
Sabine Pass Liquefaction
6.250%, 03/15/2022	2,140	2,391
Schlumberger Holdings
4.000%, 12/21/2025 (A)	1,500	1,565
Shell International Finance
6.375%, 12/15/2038	1,230	1,669
4.125%, 05/11/2035	3,790	4,055
4.000%, 05/10/2046	3,115	3,178
3.625%, 08/21/2042	676	649
3.400%, 08/12/2023	5,525	5,735

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 11/10/2020	$1,445	$1,446
1.375%, 05/10/2019	1,860	1,844
Spectra Energy Partners
3.375%, 10/15/2026	1,545	1,518
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,640	1,637
4.000%, 10/01/2027	1,400	1,377
Tennessee Gas Pipeline
8.375%, 06/15/2032	535	694
TransCanada PipeLines
6.100%, 06/01/2040	1,530	2,001
3.750%, 10/16/2023	5,000	5,249
Williams Partners
5.800%, 11/15/2043	1,560	1,792
4.300%, 03/04/2024	790	828
3.750%, 06/15/2027	910	903
3.600%, 03/15/2022	485	496

		110,903

Financials — 27.8%
ABN AMRO Bank
2.100%, 01/18/2019 (A)	9,340	9,338
American Express
3.000%, 10/30/2024	3,380	3,364
2.500%, 08/01/2022	5,100	5,032
2.200%, 10/30/2020	1,730	1,719
American Express Credit MTN
1.875%, 05/03/2019	4,245	4,231
American International Group
4.500%, 07/16/2044	675	706
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,598
Andina de Fomento
2.750%, 01/06/2023	4,095	4,065
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	4,002
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,715	1,797
Athene Global Funding
2.750%, 04/20/2020 (A)	3,960	3,973
Banco Santander
3.125%, 02/23/2023	2,715	2,707
Bancolombia
5.950%, 06/03/2021	2,040	2,224
Bank of America
7.625%, 06/01/2019	4,000	4,305
6.000%, 10/15/2036	370	480
Bank of America MTN
5.625%, 07/01/2020	2,900	3,129
5.000%, 01/21/2044	370	434
4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/2048	160	176

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.248%, 10/21/2027	$6,285	$6,214
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	1,215	1,208
Bank of Montreal MTN
2.100%, 12/12/2019	1,155	1,153
1.900%, 08/27/2021	2,335	2,290
1.500%, 07/18/2019	2,977	2,951
Bank of New York Mellon MTN
4.600%, 01/15/2020	1,675	1,758
2.600%, 08/17/2020	3,745	3,779
2.200%, 08/16/2023	2,250	2,178
2.150%, 02/24/2020	2,825	2,820
Bank of Nova Scotia
2.450%, 09/19/2022	1,370	1,356
Bank One Capital III
8.750%, 09/01/2030	621	910
Barclays
4.836%, 05/09/2028	3,975	4,130
BB&T MTN
2.850%, 10/26/2024	1,820	1,809
BBVA Bancomer
6.750%, 09/30/2022 (A)	1,975	2,237
Berkshire Hathaway
3.125%, 03/15/2026	1,978	1,992
2.750%, 03/15/2023	1,590	1,600
1.541%, VAR ICE LIBOR USD 3 Month+0.150%, 08/06/2018	1,190	1,191
Berkshire Hathaway Finance
1.700%, 03/15/2019	4,120	4,109
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	738	830
4.450%, 07/15/2045 (A)	1,534	1,603
BNP Paribas MTN
3.800%, 01/10/2024 (A)	1,740	1,799
BPCE MTN
3.500%, 10/23/2027 (A)	965	950
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,863
2.850%, 04/01/2021	4,527	4,600
Brighthouse Financial
3.700%, 06/22/2027 (A)	3,820	3,714
Capital One
2.250%, 09/13/2021	2,050	2,009
Capital One Financial
3.300%, 10/30/2024	5,413	5,386
2.500%, 05/12/2020	3,410	3,409
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	1,182	1,212
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	715	797
CDP Financial
5.600%, 11/25/2039 (A)	700	913

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 11/25/2019 (A)	$3,790	$3,957
Charles Schwab
4.450%, 07/22/2020	1,720	1,816
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,257
2.875%, 11/03/2022	1,650	1,670
2.300%, 11/03/2020	3,790	3,793
Cincinnati Financial
6.125%, 11/01/2034	1,000	1,266
Citibank
2.100%, 06/12/2020	2,000	1,989
Citigroup
5.500%, 09/13/2025	735	827
4.450%, 09/29/2027	2,865	3,011
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	55	56
3.400%, 05/01/2026	5,000	5,010
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,525	2,716
Credit Agricole MTN
3.250%, 10/04/2024 (A)	3,395	3,374
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	950	1,016
Credit Suisse NY
3.000%, 10/29/2021	3,155	3,205
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,750	1,890
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,612
2.300%, 03/15/2019	4,150	4,161
Fifth Third Bank MTN
2.150%, 08/20/2018	4,000	4,009
First Republic Bank
2.500%, 06/06/2022	1,718	1,698
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	3,080	3,305
Goldman Sachs Group
6.750%, 10/01/2037	1,210	1,596
6.345%, 02/15/2034	935	1,167
6.250%, 02/01/2041	3,150	4,188
5.750%, 01/24/2022	1,300	1,445
5.150%, 05/22/2045	1,085	1,230
4.750%, 10/21/2045	1,485	1,665
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	1,630	1,645
3.500%, 01/23/2025	1,905	1,928
3.500%, 11/16/2026	3,943	3,939
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	3,665	3,635
3.000%, 04/26/2022	7,668	7,712

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	237

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	$3,263	$3,258
2.600%, 04/23/2020	2,420	2,425
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,172	1,244
5.375%, 03/15/2020	2,140	2,276
4.800%, 07/08/2044	3,195	3,603
3.128%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	2,805	2,967
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	3,480	3,454
HSBC Bank PLC
7.650%, 05/01/2025	2,515	3,107
HSBC Bank USA
5.875%, 11/01/2034	2,990	3,794
4.875%, 08/24/2020	4,479	4,756
HSBC Finance
6.676%, 01/15/2021	133	148
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	4,992	5,187
3.900%, 05/25/2026	1,000	1,034
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	9,760	9,907
Huntington National Bank
2.375%, 03/10/2020	2,295	2,296
2.200%, 11/06/2018	2,225	2,228
1.700%, 02/26/2018	2,750	2,750
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	600	592
Infinity Property & Casualty
5.000%, 09/19/2022	1,105	1,172
ING Bank
5.800%, 09/25/2023 (A)	2,495	2,818
Intercontinental Exchange
2.750%, 12/01/2020	4,570	4,633
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	3,355	3,337
JPMorgan Chase
6.400%, 05/15/2038	3,582	4,835
6.000%, 01/15/2018	3,929	3,948
5.500%, 10/15/2040	1,000	1,235
4.950%, 06/01/2045	1,010	1,140
4.625%, 05/10/2021	755	806
4.500%, 01/24/2022	5,741	6,135
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	90	95
3.875%, 09/10/2024	1,770	1,844
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	3,310	3,405
3.300%, 04/01/2026	1,855	1,859
3.250%, 09/23/2022	3,114	3,184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	$1,915	$1,925
3.200%, 06/15/2026	3,040	3,021
2.700%, 05/18/2023	3,205	3,182
KeyBank
2.350%, 03/08/2019	3,330	3,342
1.700%, 06/01/2018	2,230	2,229
KFW
2.125%, 01/17/2023	2,810	2,782
1.000%, 09/07/2018	2,725	2,711
KFW MTN
1.500%, 04/20/2020	3,120	3,083
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,717	6,185
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	3,435	3,417
Lloyds Banking Group
2.907%, VAR ICE LIBOR USD 3
Month+0.810%, 11/07/2023	3,200	3,176
Macquarie Group
3.189%, VAR ICE LIBOR USD 3
Month+1.023%, 11/28/2023 (A)	4,333	4,324
Manufacturers & Traders Trust
2.050%, 08/17/2020	3,625	3,603
MetLife
4.050%, 03/01/2045	1,250	1,278
3.000%, 03/01/2025	2,500	2,493
Metropolitan Life Global Funding I
2.300%, 04/10/2019 (A)	3,500	3,506
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	4,965	5,010
Moody’s
5.500%, 09/01/2020	1,302	1,405
Morgan Stanley
3.625%, 01/20/2027	3,340	3,392
2.800%, 06/16/2020	3,180	3,209
2.650%, 01/27/2020	2,900	2,918
Morgan Stanley MTN
7.300%, 05/13/2019	1,905	2,039
6.375%, 07/24/2042	2,010	2,739
5.625%, 09/23/2019	1,090	1,152
4.350%, 09/08/2026	160	167
4.300%, 01/27/2045	1,290	1,359
4.000%, 07/23/2025	2,500	2,614
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,325	1,346
3.750%, 02/25/2023	5,682	5,883
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	3,920	3,942
2.765%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	4,730	4,858
2.500%, 01/24/2019	1,985	1,993

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 04/21/2021	$5,950	$5,926
2.450%, 02/01/2019	1,365	1,369
MUFG Americas Holdings
3.000%, 02/10/2025	3,595	3,554
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,144
4.023%, 11/01/2032	3,395	3,580
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	900	1,496
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,476
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	5,000	4,931
Nordea Bank MTN
2.375%, 04/04/2019 (A)	3,200	3,209
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,350	1,341
PNC Bank
3.300%, 10/30/2024	1,840	1,883
2.450%, 11/05/2020	1,717	1,722
2.250%, 07/02/2019	945	947
2.150%, 04/29/2021	5,075	5,029
1.950%, 03/04/2019	2,135	2,133
Pricoa Global Funding I
2.200%, 06/03/2021 (A)	2,925	2,902
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	788	792
2.375%, 11/21/2021 (A)	3,000	2,975
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,050
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,172
2.125%, 03/02/2020	2,455	2,452
Royal Bank of Scotland Group
3.875%, 09/12/2023	2,105	2,141
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	5,995	6,008
S&P Global
3.300%, 08/14/2020	2,543	2,595
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	3,590	3,590
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (A)	3,000	2,994
SunTrust Bank
2.900%, 03/03/2021	1,920	1,942
2.250%, 01/31/2020	2,940	2,940
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	$12	$17
4.900%, 09/15/2044 (A)	1,800	2,039
4.270%, 05/15/2047 (A)	1,735	1,796
TIAA Asset Management Finance LLC
2.950%, 11/01/2019 (A)	3,155	3,188
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	2,850	2,826
Travelers
3.750%, 05/15/2046	1,505	1,493
UBS
2.450%, 12/01/2020 (A)	2,930	2,926
UBS MTN
1.800%, 03/26/2018	3,500	3,501
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	2,065	2,170
4.125%, 09/24/2025 (A)	980	1,027
3.491%, 05/23/2023 (A)	3,260	3,316
2.950%, 09/24/2020 (A)	7,430	7,511
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,143
2.625%, 01/24/2022	2,184	2,201
US Bank
2.125%, 10/28/2019	2,580	2,580
USF&G Capital III
8.312%, 07/01/2046 (A)	585	869
Validus Holdings
8.875%, 01/26/2040	1,370	2,019
WEA Finance
2.700%, 09/17/2019 (A)	2,500	2,511
Wells Fargo
3.069%, 01/24/2023	7,290	7,351
3.000%, 04/22/2026	6,237	6,082
2.500%, 03/04/2021	3,080	3,079
Wells Fargo MTN
4.900%, 11/17/2045	1,320	1,464
4.750%, 12/07/2046	3,143	3,439
4.400%, 06/14/2046	3,025	3,137
4.300%, 07/22/2027	939	989
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	2,041	2,070
2.150%, 01/30/2020	6,355	6,336
Westpac Banking
4.625%, 06/01/2018	3,466	3,511

		562,817

Health Care — 6.9%
Abbott Laboratories
4.900%, 11/30/2046	760	846

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	239

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AbbVie
2.500%, 05/14/2020	$4,470	$4,483
Aetna
3.875%, 08/15/2047	1,988	1,880
2.750%, 11/15/2022	3,300	3,265
AmerisourceBergen
3.450%, 12/15/2027	1,665	1,655
Anthem
4.375%, 12/01/2047	2,015	2,072
3.650%, 12/01/2027	5,025	5,069
3.300%, 01/15/2023	670	679
AstraZeneca
6.450%, 09/15/2037	1,070	1,429
2.375%, 11/16/2020	3,100	3,096
2.375%, 06/12/2022	1,675	1,650
Cigna
3.050%, 10/15/2027	2,020	1,950
Coventry Health Care
5.450%, 06/15/2021	1,480	1,605
Dignity Health
2.637%, 11/01/2019	4,364	4,375
Eli Lilly
3.100%, 05/15/2027	2,355	2,372
Express Scripts Holding
3.400%, 03/01/2027	2,115	2,064
2.600%, 11/30/2020	3,000	3,000
Gilead Sciences
4.800%, 04/01/2044	1,300	1,459
4.750%, 03/01/2046	880	986
4.000%, 09/01/2036	1,285	1,327
2.950%, 03/01/2027	2,560	2,502
2.550%, 09/01/2020	6,425	6,484
2.050%, 04/01/2019	4,100	4,102
Johnson & Johnson
2.900%, 01/15/2028	6,350	6,345
2.625%, 01/15/2025	7,063	7,029
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,215	1,216
Medtronic
4.625%, 03/15/2045	1,722	1,964
4.375%, 03/15/2035	3,801	4,170
2.500%, 03/15/2020	7,965	8,028
1.500%, 03/15/2018	3,095	3,094
Merck
2.750%, 02/10/2025	815	808
2.350%, 02/10/2022	3,045	3,037
1.850%, 02/10/2020	3,210	3,197
Mylan
5.250%, 06/15/2046	1,275	1,360
3.950%, 06/15/2026	1,500	1,495
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,456

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northwell Healthcare
4.260%, 11/01/2047	$1,825	$1,840
Pfizer
3.000%, 12/15/2026	1,730	1,738
Pharmacia
6.600%, 12/01/2028	1,000	1,306
Stryker
2.000%, 03/08/2019	3,225	3,220
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	355	296
2.800%, 07/21/2023	1,540	1,363
UnitedHealth Group
6.625%, 11/15/2037	215	302
6.500%, 06/15/2037	1,150	1,588
4.700%, 02/15/2021	4,650	4,959
4.625%, 07/15/2035	740	845
4.200%, 01/15/2047	1,432	1,534
3.750%, 07/15/2025	2,250	2,360
2.950%, 10/15/2027	3,425	3,384
2.875%, 03/15/2023	3,300	3,329
2.375%, 10/15/2022	3,900	3,854
1.400%, 12/15/2017	4,715	4,715

		138,182

Industrials — 7.7%
3M MTN
3.625%, 10/15/2047	355	358
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,332	4,429
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,998	5,311
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,365	1,398
American Airlines, Pass-Through Trust, Ser 2016-2, Cl A
3.650%, 06/15/2028	2,503	2,544
Aviation Capital Group
2.875%, 01/20/2022 (A)	2,055	2,050
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,374
Boeing
2.500%, 03/01/2025	1,440	1,406
1.875%, 06/15/2023	2,435	2,344
Burlington Northern Santa Fe
6.150%, 05/01/2037	1,550	2,042
4.550%, 09/01/2044	3,305	3,698
Caterpillar
3.803%, 08/15/2042	1,190	1,239
3.400%, 05/15/2024	3,050	3,170

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
2.550%, 11/29/2022	$3,975	$3,962
2.000%, 11/29/2019	3,975	3,971
1.350%, 05/18/2019	1,030	1,020
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,889	4,058
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	2,876	3,009
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,438	1,499
Embraer Netherlands Finance
5.400%, 02/01/2027	1,125	1,190
Fortive
2.350%, 06/15/2021	1,475	1,462
GE Capital International Funding Unlimited
4.418%, 11/15/2035	11,836	12,625
2.342%, 11/15/2020	7,076	7,050
General Dynamics
1.875%, 08/15/2023	2,525	2,427
General Electric
5.250%, 12/06/2017	2,920	2,921
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	1,988	2,062
4.125%, 10/09/2042	1,930	1,970
General Electric MTN
5.875%, 01/14/2038	1,600	2,022
Honeywell International
1.800%, 10/30/2019	4,190	4,173
Illinois Tool Works
2.650%, 11/15/2026	2,978	2,901
John Deere Capital
2.550%, 01/08/2021	2,500	2,518
John Deere Capital MTN
2.800%, 03/04/2021	3,160	3,204
2.650%, 06/24/2024	3,805	3,784
2.450%, 09/11/2020	2,581	2,593
1.650%, 10/15/2018	2,380	2,375
Norfolk Southern
4.050%, 08/15/2052 (A)	2,920	2,963
Northrop Grumman
2.930%, 01/15/2025	3,855	3,835
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	4,007
1.650%, 08/11/2021	1,200	1,168
1.200%, 08/12/2019	1,425	1,404
Raytheon
7.200%, 08/15/2027	1,125	1,501
Siemens
1.700%, 09/15/2021 (A)	3,300	3,220

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	$2,000	$2,195
2.900%, 05/27/2022 (A)	1,650	1,670
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,017
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	676	739
TTX MTN
2.600%, 06/15/2020 (A)	2,620	2,616
2.250%, 02/01/2019 (A)	550	549
Union Pacific
4.050%, 03/01/2046	1,410	1,475
4.000%, 02/01/2021	5,000	5,240
3.600%, 09/15/2037	2,695	2,727
United Parcel Service
3.050%, 11/15/2027	1,760	1,754
2.500%, 04/01/2023	3,700	3,676
United Technologies
2.800%, 05/04/2024	5,090	5,051
WW Grainger
4.200%, 05/15/2047	2,510	2,562

		155,528

Information Technology — 7.0%
Alibaba Group Holding
4.200%, 12/06/2047	1,310	1,331
4.000%, 12/06/2037	355	361
Apple
4.650%, 02/23/2046	2,065	2,358
4.500%, 02/23/2036	2,000	2,268
3.850%, 08/04/2046	5,180	5,229
3.350%, 02/09/2027	3,200	3,270
3.250%, 02/23/2026	7,880	8,017
3.000%, 02/09/2024	3,195	3,242
2.850%, 05/06/2021	2,332	2,373
2.850%, 05/11/2024	1,720	1,725
2.450%, 08/04/2026	1,055	1,008
1.550%, 02/07/2020	4,000	3,955
Applied Materials
2.625%, 10/01/2020	2,312	2,337
Broadcom
3.625%, 01/15/2024 (A)	3,260	3,224
3.500%, 01/15/2028 (A)	3,705	3,508
2.650%, 01/15/2023 (A)	3,066	2,940
Cisco Systems
5.900%, 02/15/2039	2,007	2,683
2.200%, 02/28/2021	3,460	3,451
2.200%, 09/20/2023	3,405	3,324
Dell International
8.350%, 07/15/2046 (A)	2,585	3,253

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	241

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
6.200%, 10/15/2035	$1,765	$1,872
2.850%, 10/05/2018	1,205	1,212
Intel
4.900%, 07/29/2045	2,150	2,582
4.000%, 12/15/2032	4,300	4,608
2.875%, 05/11/2024	2,080	2,095
Mastercard
2.950%, 11/21/2026	1,530	1,524
Microsoft
4.100%, 02/06/2037	5,953	6,514
4.000%, 02/12/2055	1,100	1,151
3.700%, 08/08/2046	4,836	4,929
3.500%, 02/12/2035	1,085	1,109
3.125%, 11/03/2025	2,483	2,532
2.400%, 08/08/2026	5,320	5,126
2.000%, 08/08/2023	3,975	3,835
NXP
3.875%, 09/01/2022 (A)	1,250	1,273
Oracle
4.300%, 07/08/2034	2,795	3,051
4.000%, 07/15/2046	2,750	2,844
4.000%, 11/15/2047	3,300	3,407
3.800%, 11/15/2037	3,910	3,997
3.250%, 11/15/2027	1,660	1,680
2.950%, 11/15/2024	2,740	2,750
2.500%, 05/15/2022	4,700	4,707
2.400%, 09/15/2023	3,225	3,176
QUALCOMM
4.300%, 05/20/2047	4,123	3,963
3.250%, 05/20/2027	2,065	1,986
2.600%, 01/30/2023	3,365	3,263
2.100%, 05/20/2020	2,470	2,450
Visa
2.200%, 12/14/2020	2,365	2,364
VMware
2.950%, 08/21/2022	1,645	1,631

		141,488

Materials — 0.9%
Barrick North America Finance
4.400%, 05/30/2021	810	862
BHP Billiton Finance USA
5.000%, 09/30/2043	1,400	1,661
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,515	1,508
3.500%, 01/10/2023 (A)	2,370	2,349
EI du Pont de Nemours
2.200%, 05/01/2020	2,305	2,300
Georgia-Pacific LLC
8.875%, 05/15/2031	2,016	3,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nacional del Cobre de Chile
3.625%, 08/01/2027 (A)	$1,660	$1,656
Praxair
3.200%, 01/30/2026	2,315	2,369
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,414

		17,219

Real Estate — 2.2%
American Tower Trust I
3.070%, 03/15/2023 (A)	4,900	4,898
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	2,995
Boston Properties
3.850%, 02/01/2023	2,780	2,906
Crown Castle Towers LLC
6.113%, 01/15/2020 (A)	4,235	4,484
Kimco Realty
3.300%, 02/01/2025	1,715	1,697
2.700%, 03/01/2024	1,945	1,887
Realty Income
3.250%, 10/15/2022	4,970	5,058
Regency Centers
4.400%, 02/01/2047	1,340	1,360
Simon Property Group
6.750%, 02/01/2040	470	645
4.375%, 03/01/2021	2,300	2,435
4.250%, 11/30/2046	1,864	1,922
3.375%, 12/01/2027	2,260	2,242
2.200%, 02/01/2019	3,480	3,489
Ventas Realty
3.125%, 06/15/2023	1,480	1,476
3.100%, 01/15/2023	2,500	2,494
2.700%, 04/01/2020	1,396	1,402
Washington Prime Group
5.950%, 08/15/2024	895	894
WP Carey
4.600%, 04/01/2024	2,670	2,789

		45,073

Telecommunication Services — 2.7%
America Movil
6.125%, 03/30/2040	1,085	1,357
3.125%, 07/16/2022	6,480	6,581
AT&T
5.450%, 03/01/2047	1,650	1,743
5.150%, 02/14/2050	4,035	4,023
4.900%, 08/14/2037	1,555	1,550
4.750%, 05/15/2046	865	821
4.550%, 03/09/2049	984	908
3.440%, 11/27/2022 (A)(B)	12,000	10,256

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SES
3.600%, 04/04/2023 (A)	$5,399	$5,438
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,204	1,111
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	2,226	2,243
Telefonos de Mexico
5.500%, 11/15/2019	5,245	5,563
Verizon Communications
5.012%, 08/21/2054	1,342	1,354
4.862%, 08/21/2046	793	810
4.672%, 03/15/2055	1,875	1,776
4.522%, 09/15/2048	2,629	2,558
4.500%, 08/10/2033	5,100	5,270
3.376%, 02/15/2025 (A)	1,155	1,154

		54,516

Utilities — 9.0%
Alabama Power
2.450%, 03/30/2022	2,135	2,126
Ameren Illinois
2.700%, 09/01/2022	2,000	2,009
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,300	1,777
2.000%, 11/15/2018	4,470	4,473
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,535
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,324
4.000%, 08/01/2020	35	36
2.550%, 06/15/2026	1,315	1,273
Connecticut Light & Power
5.650%, 05/01/2018	2,775	2,819
Consolidated Edison
2.000%, 03/15/2020	1,705	1,694
Dominion Energy
5.250%, 08/01/2033	2,231	2,576
1.600%, 08/15/2019	5,165	5,111
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,106
3.900%, 06/15/2021	200	209
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,631
Duke Energy Indiana LLC
6.350%, 08/15/2038	290	394
4.900%, 07/15/2043	235	279
Duke Energy Progress LLC
4.200%, 08/15/2045	3,360	3,638
4.100%, 05/15/2042	803	848
3.000%, 09/15/2021	3,745	3,822
2.800%, 05/15/2022	4,400	4,453

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Edison International
2.950%, 03/15/2023	$1,655	$1,663
2.400%, 09/15/2022	4,000	3,932
Electricite de France
4.950%, 10/13/2045 (A)	1,695	1,852
4.750%, 10/13/2035 (A)	770	841
2.150%, 01/22/2019 (A)	4,000	4,005
Enel Finance International
4.750%, 05/25/2047 (A)	1,095	1,137
3.500%, 04/06/2028 (A)	1,940	1,891
2.875%, 05/25/2022 (A)	3,375	3,368
Entergy Mississippi
2.850%, 06/01/2028	3,080	2,982
Eversource Energy
2.900%, 10/01/2024	3,795	3,761
2.750%, 03/15/2022	1,125	1,128
Exelon
3.950%, 06/15/2025	1,846	1,927
Florida Power & Light
5.960%, 04/01/2039	120	159
5.690%, 03/01/2040	1,621	2,124
5.125%, 06/01/2041	187	225
4.125%, 02/01/2042	2,850	3,069
Georgia Power
4.300%, 03/15/2043	3,540	3,648
1.950%, 12/01/2018	6,594	6,591
Great Plains Energy
5.292%, 06/15/2022 (C)	1,090	1,190
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	2,420	2,666
Kansas City Power & Light
7.150%, 04/01/2019	3,880	4,126
Kentucky Utilities
5.125%, 11/01/2040	285	347
Korea Gas MTN
2.750%, 07/20/2022 (A)	3,390	3,352
MidAmerican Energy
2.400%, 03/15/2019	2,580	2,592
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,118
Northern States Power
7.125%, 07/01/2025	3,220	4,075
Oglethorpe Power
5.375%, 11/01/2040	1,420	1,657
4.250%, 04/01/2046	1,065	1,033
4.200%, 12/01/2042	150	149
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,810	3,466
3.750%, 04/01/2045	2,815	2,838
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,743
3.950%, 12/01/2047 (A)	1,630	1,596

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	243

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 02/15/2024	$1,985	$2,053
PacifiCorp
6.250%, 10/15/2037	2,195	2,932
6.000%, 01/15/2039	3,980	5,280
2.950%, 06/01/2023	4,940	5,027
PECO Energy
1.700%, 09/15/2021	1,220	1,186
PPL Electric Utilities
3.950%, 06/01/2047	1,802	1,878
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,181
Public Service of Colorado
6.250%, 09/01/2037	205	276
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,277
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,304
3.600%, 09/01/2023	1,224	1,278
3.000%, 08/15/2021	3,840	3,930
South Carolina Electric & Gas
6.050%, 01/15/2038	930	1,135
5.450%, 02/01/2041	2,980	3,419
Southern California Edison
3.875%, 06/01/2021	8,795	9,230
1.845%, 02/01/2022	3,513	3,486
Southern California Gas
3.750%, 09/15/2042	165	168
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,226
2.950%, 11/15/2026	2,788	2,755
Wisconsin Power & Light
3.050%, 10/15/2027	2,070	2,060

		182,465

Total Corporate Obligations (Cost $1,699,679) ($ Thousands)		1,711,985

U.S.TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds
4.500%, 05/15/2038	5,507	7,093
3.000%, 02/15/2047	4,140	4,276
3.000%, 05/15/2047	5,268	5,442
2.750%, 08/15/2047	16,525	16,243
U.S. Treasury Notes
2.250%, 10/31/2024	2,440	2,430
2.250%, 02/15/2027	6,313	6,224
2.250%, 11/15/2027	8,990	8,858
2.125%, 11/30/2024	14,410	14,231
2.000%, 10/31/2022	19,139	19,017
2.000%, 11/30/2022	14,360	14,261
1.750%, 11/30/2019	20,275	20,258

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.750%, 11/15/2020	$6,110	$6,083
1.500%, 10/31/2019	5,726	5,694

Total U.S. Treasury Obligations (Cost $130,124) ($ Thousands)		130,110

SOVEREIGN DEBT — 2.2%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)	1,605	1,595
Asian Development Bank MTN
1.500%, 01/22/2020	2,615	2,589
1.000%, 08/16/2019	2,565	2,526
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	2,965	2,955
European Investment Bank MTN
2.250%, 03/15/2022	3,170	3,165
1.875%, 03/15/2019	6,270	6,271
1.375%, 06/15/2020	3,320	3,266
1.250%, 05/15/2019	6,435	6,377
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,223
Inter-American Development Bank MTN
1.750%, 10/15/2019	3,900	3,888
International Finance MTN
1.750%, 09/04/2018	4,120	4,120
Mexico Government International Bond
4.600%, 01/23/2046	2,645	2,632
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	330
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	2,340	2,389

Total Sovereign Debt (Cost $45,484) ($ Thousands)		45,326

MUNICIPAL BONDS — 2.2%

California — 0.9%
Bay Area, Toll Authority, Build America Project, RB
6.793%, 04/01/2030	1,222	1,510
California State, 100, GO
2.193%, 04/01/2047 (D)	2,000	2,001
California State, Build America Project, GO
7.550%, 04/01/2039	3,185	4,929
7.500%, 04/01/2034	3,525	5,167
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	2,881

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	$120	$168
University of California, Build America Project, RB
5.770%, 05/15/2043	1,350	1,750

		18,406

Florida — 0.2%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	1,000	998
Miami-Dade County, Aviation Revenue, Ser D, RB
1.917%, 10/01/2020	2,800	2,768

		3,766

Georgia — 0.4%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,747	3,343
6.637%, 04/01/2057	4,414	5,576

		8,919

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,583

Kentucky — 0.0%
Kentucky State, Asset/Liability Commission, RB
3.165%, 04/01/2018	518	521

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	117
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	104

		221

New Jersey — 0.4%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.130%, 02/15/2020 (B)	4,500	4,227
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,684

		7,911

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.1%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	$955	$1,167
New York City, Build America Project, GO
6.271%, 12/01/2037	200	269

		1,436

Texas — 0.1%
Grand Parkway Transportation, RB
5.184%, 10/01/2042	530	642
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	239
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	709

		1,590

Total Municipal Bonds (Cost $43,303) ($ Thousands)		44,353

	Shares

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	68,908,067	68,908

Total Cash Equivalent (Cost $68,908) ($ Thousands)		68,908

Total Investments in Securities— 98.9% (Cost $1,987,498) ($ Thousands)		$2,000,682

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	245

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Intermediate Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Ultra 10-Year U.S. Treasury Note	(32)	Mar-2018	$(4,289)	$(4,261)	$28

Percentages are based on Net Assets of $2,022,347 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $297,983 ($ Thousands), representing 14.7% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on November 30, 2017. The coupon on a step bond changes on a specified date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,711,985	$–	$1,711,985
U.S. Treasury Obligations	–	130,110	–	130,110
Sovereign Debt	–	45,326	–	45,326
Municipal Bonds	–	44,353	–	44,353
Cash Equivalent	68,908	–	–	68,908

Total Investments in Securities	$68,908	$1,931,774	$–	$2,000,682

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$28	$—	$—	$28

Total Other Financial Instruments	$28	$—	$—	$28

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$59,477	$642,636	$(633,205)	$68,908	$230

The accompanying notes are an integral part of the financial statements.

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 11.7%
Amazon.com *	2.0%	43,600	$51,306
Comcast,Cl A	0.8	514,100	19,299
Home Depot	0.9	128,932	23,185
McDonald’s	0.6	88,500	15,219
Walt Disney	0.7	168,662	17,679
Other Securities	6.7		174,640

			301,328

Consumer Staples — 7.8%
Altria Group	0.5	209,500	14,210
Coca-Cola	0.7	419,600	19,205
PepsiCo	0.7	156,162	18,196
Philip Morris International	0.7	169,700	17,437
Procter & Gamble	1.0	278,836	25,092
Wal-Mart Stores	0.6	159,855	15,543
Other Securities	3.6		91,580

			201,263

Energy — 5.6%
Chevron	1.0	207,200	24,655
ExxonMobil	1.5	463,700	38,622
Other Securities	3.1		81,754

			145,031

Financials — 14.1%
Bank of America	1.2	1,073,500	30,240
Berkshire Hathaway, Cl B *	1.6	210,600	40,648
Citigroup	0.9	297,900	22,491
JPMorgan Chase	1.6	385,100	40,251
Wells Fargo	1.1	488,700	27,597
Other Securities	7.7		201,159

			362,386

Health Care — 13.6%
Abbott Laboratories	0.4	191,239	10,780
AbbVie	0.7	174,200	16,883
Amgen	0.5	79,700	14,000
Bristol-Myers Squibb	0.4	178,900	11,305
Gilead Sciences	0.4	142,456	10,653
Johnson & Johnson	1.6	293,800	40,935

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medtronic	0.5%	147,855	$12,143
Merck	0.6	298,800	16,515
Pfizer	0.9	652,596	23,663
UnitedHealth Group	0.9	105,700	24,118
Other Securities	6.7		168,274

			349,269

Industrials — 9.7%
3M	0.6	65,200	15,853
Boeing	0.7	60,700	16,802
General Electric	0.7	946,092	17,304
Honeywell International	0.5	83,200	12,976
Union Pacific	0.4	87,300	11,043
Other Securities	6.8		177,078

			251,056

Information Technology — 23.2%
Alphabet, Cl A *	1.3	32,645	33,826
Alphabet, Cl C *	1.3	33,022	33,729
Apple	3.8	565,700	97,216
Broadcom	0.5	44,393	12,339
Cisco Systems	0.8	546,600	20,388
Facebook, Cl A *	1.8	259,500	45,978
Intel	0.9	513,800	23,039
International Business
Machines	0.6	94,658	14,575
Mastercard, Cl A	0.6	102,000	15,348
Microsoft	2.8	843,400	70,989
Nvidia	0.5	65,500	13,147
Oracle	0.6	329,900	16,185
QUALCOMM	0.4	161,200	10,694
Texas Instruments	0.4	108,000	10,507
Visa, Cl A	0.9	200,000	22,518
Other Securities	6.0		156,474

			596,952

Materials — 2.9%
DowDuPont	0.7	255,015	18,351
Other Securities	2.2		55,444

			73,795

Real Estate — 2.8%
Other Securities ‡	2.8		73,355

Telecommunication Services — 1.9%
AT&T	0.9	671,516	24,430
Verizon Communications	0.9	446,000	22,697
Other Securities	0.1		1,574

			48,701

Utilities — 3.0%
Other Securities	3.0		78,324

Total Common Stock (Cost $1,482,796) ($ Thousands)			2,481,460

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	247

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.3%
Other Securities	0.3%		$8,904

Total Exchange Traded Funds (Cost $6,039) ($ Thousands)			8,904

RIGHTS — 0.0%
Total Rights (Cost $–) ($ Thousands)			23

Total Investments in Securities — 96.6% (Cost $1,488,835) ($ Thousands)			$2,490,387

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PURCHASED OPTION(A) — 0.0%
Total Purchased Option (Cost $4,996) ($ Thousands)			$119

WRITTEN OPTION(A) — 0.0%
Total Written Option (Premiums Received $2,559) ($ Thousands)			$(69)

A list of the open option contracts held by the Fund at November 30, 2017, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Put Options
December 17, S&P 500 Index*	1,988	$526,339	$2,370.00	12/16/17	$119

Total Purchased Option		$526,339			$119

WRITTEN OPTION — 0.0%

Put Options
December 17, S&P 500 Index*	(1,988)	$(526,339)	2,250.00	12/16/17	$(69)

Total Written Option		$(526,339)			$(69)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
CAC40 10 Euro Index	1,611	Dec-2017	$100,940	$103,103	$(72)
DAX Index	265	Dec-2017	98,710	103,106	4,823
DJ Euro Stoxx 50 Index	2,424	Dec-2017	102,937	103,269	(597)
S&P 500 Index E-MINI	(3,629)	Dec-2017	(449,227)	(480,461)	(31,234)
TOPIX Index	1,618	Dec-2017	234,846	259,823	29,454

			$88,206	$88,840	$2,374

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/18	USD	5,837	SAR	21,933	$11
Bank of America	01/09/18	EUR	6,978	USD	8,154	(189)
Bank of America	01/09/18	USD	376,585	INR	24,916,869	8,113
Bank of America	01/09/18	USD	709	INR	45,899	—

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/18	SAR	506,758	USD	133,997	$(1,123)
Bank of Montreal	01/09/18	SGD	2,371	USD	1,741	(21)
Bank of Montreal	01/09/18	JPY	2,327,360	USD	20,907	55
Barclays PLC	01/09/18	USD	64	SGD	86	—
Citigroup	01/09/18	USD	10,487	EUR	9,000	274
Citigroup	01/09/18	USD	41,753	JPY	4,759,000	886
Credit Suisse First Boston	01/09/18	EUR	9,086	USD	10,802	(62)
Goldman Sachs	01/09/18	EUR	8,158	USD	9,674	(80)
Goldman Sachs	01/09/18	JPY	1,582,903	USD	14,152	(30)
HSBC	01/09/18	SGD	3,099	USD	2,287	(15)
JPMorgan Chase Bank	01/09/18	USD	5,037	EUR	4,222	11
Morgan Stanley	01/09/18	JPY	1,565,424	USD	13,844	(182)
Morgan Stanley	01/09/18	TWD	1,938,516	USD	64,386	(425)
Standard Chartered	01/09/18	USD	8,888	KRW	9,659,566	—
Standard Chartered	01/09/18	KRW	288,089,130	USD	253,341	(11,750)
UBS	01/09/18	SGD	81,699	USD	60,371	(322)

						$(4,849)

A list of the open OTC swap agreements held by the Fund at November 30, 2017 is as follows:

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Russell 1000 Growth	Return	USD - LIBOR+25BPS	Quarterly	09/18/2018	USD	241,967	$(17,341)	$–	$(17,341)
Morgan Stanley	Russell 1000 Value	USD - LIBOR+30BPS	Return	Quarterly	09/18/2018	USD	166	10,924	–	10,924

								$(6,417)	$–	$(6,417)

Percentages are based on Net Assets of $2,577,014 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Options Contracts.

Cl — Class

BPS — Basis Points

DAX — Deutsche Boerse AG German Stock Index

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

SGD — Singapore Dollar

TOPIX — Tokyo Stock Price Index

TWD — Taiwan Dollar

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	249

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,481,460	$–	$–	$2,481,460
Exchange Traded Fund	8,904	–	–	8,904
Rights	–	23	–	23

Total Investments in Securities	$2,490,364	$23	$–	$2,490,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$119	$—	$—	$119
Written Options Futures Contracts *	(69)	—	—	(69)
Unrealized Appreciation	34,277	—	—	34,277
Unrealized Depreciation	(31,903)	—	—	(31,903)
Forwards Contracts *
Unrealized Appreciation	—	9,350	—	9,350
Unrealized Depreciation	—	(14,199)	—	(14,199)
OTC Swap
Total Return Swap*
Unrealized Appreciation	—	10,924	—	10,924
Unrealized Depreciation	—	(17,341)	—	(17,341)

Total Other Financial Instruments	$2,424	$(11,266)	$—	$(8,842)

*	Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 62.2%
U.S. Treasury Bills**
1.269%, 03/01/2018 (A)	$82,000	$81,744
1.221%, 02/08/2018 (A)	34,100	34,023
1.096%, 01/18/2018 (A)	31,900	31,853
U.S. Treasury Inflation-Protected Securities
1.375%, 01/15/2020	33,999	34,858
1.250%, 07/15/2020	42,205	43,531
1.125%, 01/15/2021	8,722	8,973
0.625%, 07/15/2021	113,852	115,836
0.375%, 07/15/2025	7,352	7,305
0.125%, 04/15/2019	31,258	31,132
0.125%, 04/15/2020	59,227	58,963
0.125%, 04/15/2021	21,055	20,915
0.125%, 01/15/2022	27,835	27,669
0.125%, 04/15/2022	17,897	17,733
0.125%, 07/15/2022	18,998	18,912
0.125%, 01/15/2023	32,032	31,666

Total U.S. Treasury Obligations (Cost $568,758) ($ Thousands)		565,113

	Shares

COMMON STOCK — 27.8%

Consumer Staples — 6.9%
Altria Group	60,465	4,101
Andersons	522	17
Archer-Daniels-Midland	16,443	656
B&G Foods, Cl A	2,371	92
Blue Buffalo Pet Products *	2,472	76
Boston Beer, Cl A *	150	27
Brown-Forman, Cl A	1,899	114
Brown-Forman, Cl B	5,094	305
Bunge	5,144	344
Calavo Growers	350	27
Cal-Maine Foods	550	27
Campbell Soup	5,394	266
Casey’s General Stores	1,202	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Central Garden & Pet, Cl A *	622	$24
Church & Dwight	7,442	350
Clorox	3,746	522
Coca-Cola	123,766	5,665
Coca-Cola Bottling	120	26
Colgate-Palmolive	28,457	2,062
Conagra Brands	12,586	470
Constellation Brands, Cl A	5,255	1,143
Costco Wholesale	13,750	2,536
Coty, Cl A	13,335	230
CVS Health	33,028	2,530
Darling Ingredients *	5,964	107
Dean Foods	3,228	36
Dr. Pepper Snapple Group	5,144	464
Edgewell Personal Care *	1,866	108
Energizer Holdings	1,587	73
Estee Lauder, Cl A	6,474	808
Flowers Foods	5,344	107
Fresh Del Monte Produce	1,211	59
General Mills	18,423	1,042
Hain Celestial Group *	3,126	128
Herbalife *	2,421	170
Hershey	4,046	449
Hormel Foods	7,542	275
Hostess Brands, Cl A *	3,430	48
HRG Group *	4,792	83
Ingles Markets, Cl A	421	12
Ingredion	2,248	311
J&J Snack Foods	753	114
JM Smucker	3,296	385
Kellogg	7,142	472
Kimberly-Clark	11,221	1,344
Kraft Heinz	18,848	1,534
Kroger	29,110	753
Lamb Weston Holdings	4,714	256
Lancaster Colony	650	87
McCormick	3,346	342
Molson Coors Brewing, Cl B	4,695	367
Mondelez International, Cl A	47,433	2,037
Monster Beverage *	13,566	850
National Beverage	467	51
Nu Skin Enterprises, Cl A	1,798	122
PepsiCo	45,675	5,322
Performance Food Group *	4,174	124
Philip Morris International	49,946	5,132
Pilgrim’s Pride *	1,022	37
Pinnacle Foods	3,546	206
Post Holdings *	2,345	186
PriceSmart	800	68
Procter & Gamble	82,437	7,418
Rite Aid *	30,569	61
Sanderson Farms	599	102

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	251

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seaboard	5	$22
Snyder’s-Lance	2,693	104
SpartanNash	1,378	35
Spectrum Brands Holdings	850	98
Sprouts Farmers Market *	5,301	124
SUPERVALU *	753	14
Sysco	16,161	933
Tootsie Roll Industries	566	21
TreeHouse Foods *	1,573	72
Tyson Foods, Cl A	8,642	711
United Natural Foods *	1,816	87
Universal	778	41
US Foods Holding *	5,344	156
Vector Group	4,825	108
Walgreens Boots Alliance	29,792	2,168
Wal-Mart Stores	46,351	4,507
WD-40	273	33
Weis Markets	300	12

		62,651

Energy — 7.0%
Anadarko Petroleum	24,523	1,179
Andeavor	6,716	708
Antero Resources *	9,689	184
Apache	16,289	681
Archrock	6,300	60
Baker Hughes A GE	18,807	559
Bonanza Creek Energy *	1,876	52
C&J Energy Services *	3,000	94
Cabot Oil & Gas, Cl A	20,327	589
Callon Petroleum *	9,327	103
Carrizo Oil & Gas *	2,600	50
Centennial Resource Development, Cl A *	8,179	166
Cheniere Energy *	9,290	449
Chesapeake Energy *	31,809	130
Chevron	80,047	9,525
Cimarex Energy	4,145	481
Concho Resources *	6,408	896
ConocoPhillips	52,275	2,660
CONSOL Energy *	10,254	152
Continental Resources *	3,396	161
Delek US Holdings	3,927	130
Devon Energy	22,930	884
Diamondback Energy *	4,245	464
Dril-Quip *	1,412	68
Energen *	5,036	284
Ensco, Cl A	18,545	100
EOG Resources	24,690	2,526
EQT	10,664	636
Exterran *	723	22
Extraction Oil & Gas *	4,943	74
ExxonMobil	178,223	14,844

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Forum Energy Technologies *	3,713	$53
GasLog	3,632	65
Golar LNG	4,665	115
Green Plains Renewable Energy	900	15
Gulfport Energy *	7,242	93
Halliburton	37,900	1,584
Helix Energy Solutions Group *	3,022	20
Helmerich & Payne	5,244	307
Hess	12,868	590
HollyFrontier	6,543	291
Kinder Morgan	85,657	1,476
Kosmos Energy *	13,416	107
Laredo Petroleum *	6,709	72
Marathon Oil	34,453	511
Marathon Petroleum	68,991	1,428
Matador Resources *	4,136	118
McDermott International *	14,775	107
Murphy Oil	6,655	186
Nabors Industries	18,949	114
National Oilwell Varco	17,938	602
Newfield Exploration *	8,091	250
Newpark Resources *	5,234	46
Noble *	10,800	45
Noble Energy	21,061	554
Nordic American Tankers	2,872	12
Oasis Petroleum *	10,721	110
Occidental Petroleum	33,123	2,335
Oceaneering International	4,232	83
Oil States International *	1,972	47
ONEOK	16,091	835
Par Petroleum *	3,781	79
Parsley Energy, Cl A *	11,088	298
Patterson-UTI Energy	10,341	223
PBF Energy, Cl A	4,617	149
PDC Energy *	2,617	120
PHI *	1,789	23
Phillips 66	18,675	1,822
Pioneer Natural Resources	7,462	1,164
QEP Resources *	4,306	42
Range Resources	6,851	123
Resolute Energy *	1,587	48
REX American Resources *	653	60
Ring Energy *	3,310	47
Rowan, Cl A *	5,196	75
RPC	1,072	26
RSP Permian *	5,549	204
Sanchez Energy *	5,234	27
Schlumberger	59,010	3,709
Scorpio Tankers	9,260	29
SEACOR Holdings *	400	19
SemGroup, Cl A	2,800	67
Ship Finance International	6,457	100

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SM Energy	4,237	$87
Southwestern Energy *	19,578	125
SRC Energy *	9,836	86
Stone Energy *	1,924	49
Superior Energy Services *	7,819	75
Targa Resources	8,241	358
Transocean *	17,862	181
Ultra Petroleum *	3,964	38
Unit *	3,329	71
US Silica Holdings	3,469	115
Valero Energy	19,353	1,657
Weatherford International *	45,621	151
Whiting Petroleum *	2,398	60
Williams	35,793	1,040
World Fuel Services	2,926	82
WPX Energy *	15,121	192

		63,903

Health Care — 5.6%
Abbott Laboratories	24,555	1,384
AbbVie	22,827	2,212
ABIOMED *	723	141
Acadia Healthcare *	1,511	48
ACADIA Pharmaceuticals *	800	24
Aetna	4,648	837
Agilent Technologies	5,144	356
Agios Pharmaceuticals *	1,300	80
Akorn *	972	32
Alexion Pharmaceuticals *	2,997	329
Align Technology *	999	261
Alkermes *	2,405	126
Allergan	4,549	791
Allscripts Healthcare Solutions *	1,722	25
Alnylam Pharmaceuticals *	1,199	161
AmerisourceBergen	2,447	208
Amgen	10,560	1,855
Amicus Therapeutics *	6,507	91
AMN Healthcare Services *	500	25
Anthem	3,648	857
athenahealth *	807	107
Baxter International	7,092	465
Becton Dickinson	2,797	638
Biogen *	3,129	1,008
BioMarin Pharmaceutical *	2,647	227
Bio-Rad Laboratories, Cl A *	467	127
Bio-Techne	450	61
Bioverativ *	2,068	103
Bluebird Bio *	573	99
Blueprint Medicines *	1,160	87
Boston Scientific *	18,280	480
Bristol-Myers Squibb	23,280	1,471
Brookdale Senior Living, Cl A *	1,623	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bruker	900	$32
C.R. Bard	999	336
Cambrex *	350	17
Cantel Medical	300	32
Cardinal Health	4,795	284
Catalent *	900	36
Celgene *	11,298	1,139
Centene *	2,647	270
Cerner *	4,695	332
Charles River Laboratories International *	747	78
Chemed	420	103
Cigna	3,501	741
Clovis Oncology *	350	22
Cooper	768	185
Danaher	9,282	876
DaVita HealthCare Partners *	2,825	172
DENTSPLY SIRONA	3,596	241
DexCom *	1,400	82
Edwards Lifesciences *	3,097	363
Eli Lilly	13,917	1,178
Endo International *	3,000	22
Envision Healthcare *	1,822	58
Exact Sciences *	1,261	75
Exelixis *	3,799	103
Express Scripts Holding *	8,191	534
FibroGen *	1,214	58
Gilead Sciences	18,318	1,370
Globus Medical, Cl A *	700	27
Haemonetics *	572	33
Halyard Health *	1,463	71
HCA Healthcare *	4,395	374
HealthEquity *	500	26
HealthSouth	822	41
Henry Schein *	2,797	200
Hill-Rom Holdings	1,349	114
HMS Holdings *	1,122	19
Hologic *	4,645	194
Horizon Pharma *	1,472	21
Humana	2,178	568
ICU Medical *	467	100
IDEXX Laboratories *	1,560	244
Illumina *	2,048	471
INC Research Holdings, Cl A *	1,027	39
Incyte *	2,547	252
Insulet *	522	37
Integra LifeSciences Holdings *	572	28
Intercept Pharmaceuticals *	222	14
Intuitive Surgical *	1,740	696
Ionis Pharmaceuticals *	1,924	107
IQVIA Holdings *	2,198	224
Ironwood Pharmaceuticals, Cl A *	1,272	22
Johnson & Johnson	37,051	5,162

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	253

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Juno Therapeutics *	1,199	$65
Laboratory Corp of America Holdings *	1,598	253
LifePoint Hospitals *	400	19
Ligand Pharmaceuticals *	222	29
Magellan Health Services *	699	59
Mallinckrodt *	1,550	34
Masimo *	908	81
McKesson	2,947	435
Medicines *	650	19
Medidata Solutions *	471	31
MEDNAX *	2,219	110
Medtronic	19,628	1,612
Merck	38,175	2,110
Mettler Toledo International *	440	277
Molina Healthcare *	1,362	107
Mylan *	6,743	246
Nektar Therapeutics, Cl A *	1,816	98
Neogen *	373	31
Neurocrine Biosciences *	1,213	87
Nevro *	222	17
NuVasive *	1,100	63
Omnicell *	550	29
OPKO Health *	2,750	14
Owens & Minor	650	12
Pacira Pharmaceuticals *	1,540	71
Patterson	2,478	91
Penumbra *	250	26
PerkinElmer	1,748	129
Perrigo	2,270	198
Pfizer	81,530	2,956
Portola Pharmaceuticals, Cl A *	1,163	59
Premier, Cl A *	672	19
Prestige Brands Holdings *	500	23
Prothena *	424	20
Puma Biotechnology *	480	51
QIAGEN	4,136	132
Quest Diagnostics	2,347	231
Regeneron Pharmaceuticals *	1,122	406
Repligen *	1,412	50
ResMed	2,447	209
Sage Therapeutics *	373	34
Sarepta Therapeutics *	1,312	73
Seattle Genetics *	1,748	107
Stryker	4,713	735
Teleflex	818	217
TESARO *	600	51
Theravance Biopharma *	1,118	32
Thermo Fisher Scientific	5,972	1,151
Ultragenyx Pharmaceutical *	424	21
United Therapeutics *	778	101
UnitedHealth Group	12,889	2,941
Universal Health Services, Cl B	1,412	153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Varian Medical Systems *	1,598	$179
Veeva Systems, Cl A *	1,779	107
Vertex Pharmaceuticals *	3,396	490
Waters *	1,099	217
WellCare Health Plans *	778	166
West Pharmaceutical Services	1,349	135
Wright Medical Group *	1,223	30
Zimmer Biomet Holdings	2,797	328
Zoetis, Cl A	6,243	451

		50,784

Information Technology — 2.8%
Accenture, Cl A	4,103	607
ACI Worldwide *	1,022	23
Activision Blizzard	5,893	368
Adobe Systems *	3,496	634
Akamai Technologies *	1,463	82
Alliance Data Systems	480	115
Alphabet, Cl A *	2,070	2,145
Alphabet, Cl C *	2,099	2,144
Amdocs	2,547	166
Ansys *	999	148
Aspen Technology *	424	28
Autodesk *	1,498	164
Automatic Data Processing	3,090	354
Blackbaud	840	83
Booz Allen Hamilton Holding, Cl A	600	23
Broadridge Financial Solutions	1,300	117
CA	3,105	103
Cadence Design Systems *	3,174	139
CDK Global	1,635	113
Citrix Systems *	1,400	123
Cognizant Technology Solutions, Cl A	4,035	292
Conduent *	5,816	89
CoreLogic *	522	23
CoStar Group *	171	52
CSRA	723	21
Dell Technologies, Cl V *	424	33
DST Systems	400	25
DXC Technology	1,998	192
eBay *	7,991	277
Electronic Arts *	2,347	250
Ellie Mae *	200	18
EPAM Systems *	250	25
Euronet Worldwide *	273	25
Facebook, Cl A *	16,312	2,890
Fair Isaac	200	31
Fidelity National Information Services	2,747	259
First Data, Cl A *	1,750	29
Fiserv *	1,848	243
FleetCor Technologies *	773	141
Fortinet *	650	27

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gartner *	800	$97
Genpact	850	27
Global Payments	1,650	166
Guidewire Software *	400	30
IAC *	300	38
International Business Machines	5,540	853
Intuit	1,698	267
j2 Global	273	21
Jack Henry & Associates	1,049	121
Leidos Holdings	1,100	70
LogMeIn	273	32
Manhattan Associates *	400	18
Mastercard, Cl A	6,950	1,046
MAXIMUS	373	26
Microsoft	51,471	4,332
Nuance Communications *	1,200	19
Oracle	19,852	974
Paychex	2,825	190
PayPal Holdings *	7,891	598
Proofpoint *	250	22
PTC *	500	32
Red Hat *	1,648	209
Sabre	972	19
salesforce.com *	4,595	479
ServiceNow *	1,010	124
Splunk *	1,395	112
Square, Cl A *	2,623	103
SS&C Technologies Holdings	2,240	92
Symantec	5,494	159
Synopsys *	1,535	139
Take-Two Interactive Software *	400	45
Teradata *	672	26
Total System Services	1,539	114
Twitter *	5,544	114
Tyler Technologies *	171	31
Ultimate Software Group *	150	32
Vantiv, Cl A *	1,443	108
VeriSign *	1,009	116
Visa, Cl A	13,151	1,481
VMware, Cl A *	800	96
Western Union	5,188	102
WEX *	200	26
Workday, Cl A *	1,149	118
Zillow Group *	600	25

		25,470

Real Estate — 2.7%
Acadia Realty Trust ‡	2,673	75
Agree Realty ‡	421	21
Alexander & Baldwin	1,572	46
Alexander’s ‡	43	18
Alexandria Real Estate Equities ‡	1,748	222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Assets Trust ‡	1,665	$66
American Campus Communities ‡	3,030	128
American Homes 4 Rent, Cl A ‡	3,581	77
American Tower, Cl A ‡	10,690	1,539
Apartment Investment & Management, Cl A ‡	3,746	165
Apple Hospitality ‡	4,086	80
AvalonBay Communities ‡	2,947	534
Boston Properties ‡	3,246	407
Brandywine Realty Trust ‡	5,579	96
Brixmor Property Group ‡	5,420	98
Camden Property Trust ‡	1,715	157
CareTrust ‡	1,350	25
CBL & Associates Properties ‡	2,150	12
CBRE Group, Cl A *	6,243	271
Chesapeake Lodging Trust ‡	850	25
Colony NorthStar, Cl A ‡	14,834	181
Columbia Property Trust ‡	4,772	109
CoreCivic ‡	2,926	69
CoreSite Realty ‡	914	104
Corporate Office Properties Trust ‡	3,060	93
Cousins Properties ‡	10,638	95
Crown Castle International ‡	8,750	989
CubeSmart ‡	4,569	130
CyrusOne ‡	2,164	132
DCT Industrial Trust ‡	2,405	145
DDR ‡	9,130	70
DiamondRock Hospitality ‡	6,558	73
Digital Realty Trust ‡	4,734	552
Douglas Emmett ‡	3,531	142
Duke Realty ‡	8,541	240
EastGroup Properties ‡	1,024	96
Education Realty Trust ‡	2,784	102
Empire State Realty Trust, Cl A ‡	4,809	98
EPR Properties ‡	1,347	91
Equinix ‡	1,791	832
Equity Commonwealth *‡	3,381	102
Equity LifeStyle Properties ‡	2,030	183
Equity Residential ‡	7,592	507
Essex Property Trust ‡	1,518	375
Extra Space Storage ‡	2,797	239
Federal Realty Investment Trust ‡	1,448	191
First Industrial Realty Trust ‡	3,270	106
Forest City Realty Trust, Cl A ‡	5,627	135
Four Corners Property Trust ‡	922	24
Franklin Street Properties ‡	2,450	27
Gaming and Leisure Properties ‡	5,244	190
GEO Group ‡	2,442	65
GGP ‡	12,786	300
Global Net Lease ‡	1,224	26
Government Properties Income Trust ‡	1,222	23
Gramercy Property Trust ‡	4,425	126
HCP ‡	10,989	291

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	255

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Healthcare Realty Trust ‡	3,496	$115
Healthcare Trust of America, Cl A ‡	3,799	116
Hersha Hospitality Trust, Cl A ‡	1,072	19
HFF, Cl A	700	32
Highwoods Properties ‡	2,549	129
Hospitality Properties Trust ‡	3,796	114
Host Hotels & Resorts ‡	16,482	326
Howard Hughes *	1,100	136
Hudson Pacific Properties ‡	3,318	118
Invitation Homes ‡	7,036	166
Iron Mountain ‡	6,243	255
iStar Financial *‡	1,750	20
JBG SMITH Properties ‡	1,750	58
Jones Lang LaSalle	990	151
Kennedy-Wilson Holdings	2,215	42
Kilroy Realty ‡	2,514	190
Kimco Realty ‡	8,979	166
Kite Realty Group Trust ‡	1,472	28
Lamar Advertising, Cl A ‡	1,775	134
LaSalle Hotel Properties ‡	2,623	75
Lexington Realty Trust ‡	9,819	103
Liberty Property Trust ‡	4,037	181
Life Storage ‡	1,383	124
LTC Properties ‡	1,321	61
Macerich ‡	3,269	212
Mack-Cali Realty ‡	2,976	66
Medical Properties Trust ‡	7,442	102
Mid-America Apartment Communities ‡	2,744	281
Monmouth Real Estate Investment, Cl A ‡	2,127	38
National Health Investors ‡	1,059	83
National Retail Properties ‡	3,695	152
National Storage Affiliates Trust ‡	872	23
New Senior Investment Group ‡	3,622	30
Omega Healthcare Investors ‡	4,126	111
Outfront Media ‡	4,125	97
Paramount Group ‡	6,393	103
Park Hotels & Resorts ‡	3,607	105
Pebblebrook Hotel Trust ‡	872	34
Pennsylvania ‡	1,300	14
Physicians Realty Trust ‡	6,113	109
Piedmont Office Realty Trust, Cl A ‡	3,834	76
Potlatch ‡	1,648	85
Prologis ‡	12,126	803
PS Business Parks ‡	478	63
Public Storage ‡	3,278	699
QTS Realty Trust, Cl A ‡	1,698	95
Quality Care Properties *‡	1,122	17
Ramco-Gershenson Properties ‡	1,623	23
Rayonier ‡	3,789	120
RE/MAX Holdings, Cl A	400	21
Realogy Holdings	3,799	106
Realty Income ‡	6,366	352

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regency Centers ‡	3,568	$242
Retail Opportunity Investments ‡	5,411	106
Retail Properties of America, Cl A ‡	7,310	95
Rexford Industrial Realty ‡	1,072	34
RLJ Lodging Trust ‡	4,589	100
Ryman Hospitality Properties ‡	928	64
Sabra Health Care ‡	5,075	98
Saul Centers ‡	1,766	114
SBA Communications, Cl A *‡	2,847	483
Select Income ‡	2,774	70
Senior Housing Properties Trust ‡	6,156	118
Seritage Growth Properties ‡	450	18
Simon Property Group ‡	7,316	1,183
SL Green Realty ‡	2,426	248
Spirit Realty Capital ‡	12,793	109
St. Joe *	3,641	68
STAG Industrial ‡	1,422	40
STORE Capital ‡	4,345	112
Summit Hotel Properties ‡	1,300	20
Sun Communities ‡	1,848	172
Sunstone Hotel Investors ‡	5,694	95
Tanger Factory Outlet Centers ‡	2,522	63
Taubman Centers ‡	1,665	98
Terreno Realty ‡	922	35
Tier ‡	1,272	25
UDR ‡	6,043	238
Uniti Group ‡	4,338	70
Universal Health Realty Income Trust ‡	300	22
Urban Edge Properties ‡	2,522	64
Ventas ‡	7,392	473
VEREIT ‡	22,113	173
Vornado Realty Trust ‡	3,746	291
Washington ‡	2,522	82
Washington Prime Group ‡	2,700	19
Weingarten Realty Investors ‡	3,199	105
Welltower ‡	8,619	581
Weyerhaeuser ‡	19,629	694
WP Carey ‡	2,673	190
Xenia Hotels & Resorts ‡	4,472	98

		25,104

Telecommunication Services — 1.4%
AT&T	157,136	5,717
CenturyLink	23,135	337
Cogent Communications Holdings	600	28
Consolidated Communications Holdings	3,034	43
Frontier Communications	2,111	18
Iridium Communications *	5,087	63
Shenandoah Telecommunications	700	27
Sprint *	16,592	99
Straight Path Communications *	313	57
Telephone & Data Systems	3,178	88

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T-Mobile US *	6,243	$381
US Cellular *	522	20
Verizon Communications	105,796	5,384
Vonage Holdings *	3,400	35
Windstream Holdings	8,595	23
Zayo Group Holdings *	3,742	132

		12,452

Utilities — 1.4%
AES	11,158	118
ALLETE	1,250	101
Alliant Energy	3,982	180
Ameren	3,446	220
American Electric Power	6,493	504
American Water Works	2,588	237
Aqua America	2,997	114
Atmos Energy	1,463	135
Avista	600	31
Black Hills	1,200	70
Calpine *	7,492	113
CenterPoint Energy	7,292	219
CMS Energy	3,996	199
Connecticut Water Service	900	57
Consolidated Edison	4,342	387
Dominion Energy	9,044	761
DTE Energy	2,447	283
Duke Energy	9,037	806
Edison International	4,245	345
El Paso Electric	500	30
Entergy	2,597	225
Eversource Energy	4,495	292
Exelon	11,437	477
FirstEnergy	7,092	242
Great Plains Energy	3,463	119
Hawaiian Electric Industries	2,850	109
IDACORP	1,159	115
MDU Resources Group	3,655	102
MGE Energy	300	20
National Fuel Gas	1,463	86
New Jersey Resources	1,828	82
NextEra Energy	6,180	977
NiSource	4,954	136
NorthWestern	1,299	83
NRG Energy	4,095	113
NRG Yield, Cl C	3,481	66
OGE Energy	3,310	118
ONE Gas	1,106	88
Ormat Technologies	400	26
Otter Tail	550	27
Pattern Energy Group, Cl A	1,250	28
PG&E	5,943	322
Pinnacle West Capital	1,726	158

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNM Resources	2,148	$98
Portland General Electric	1,924	96
PPL	9,140	335
Public Service Enterprise Group	6,693	355
SCANA	1,600	69
Sempra Energy	3,646	441
South Jersey Industries	773	26
Southern	13,771	705
Southwest Gas Holdings	924	79
Spire	1,106	91
UGI	2,453	120
Unitil	1,300	68
Vectren	1,587	110
WEC Energy Group	4,545	316
Westar Energy, Cl A	2,164	124
WGL Holdings	924	78
Xcel Energy	6,942	358

		12,390

Total Common Stock (Cost $234,501) ($ Thousands)		252,754

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 7.5%

Consumer Discretionary — 0.6%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (B)	$372	382
CBS
3.500%, 01/15/2025	625	626
CCO Holdings LLC
4.000%, 03/01/2023 (B)	1,696	1,695
CSC Holdings
6.750%, 11/15/2021	125	134
Expedia
3.800%, 02/15/2028 (B)	756	726
Ford Motor Credit
5.875%, 08/02/2021	200	221
2.597%, 11/04/2019	346	347
Ford Motor Credit LLC
4.375%, 08/06/2023	260	274
General Motors
3.500%, 10/02/2018	365	369
International Game Technology
6.250%, 02/15/2022 (B)	380	415
KB Home
4.750%, 05/15/2019	294	300
Time Warner
4.700%, 01/15/2021	130	138
Time Warner Cable LLC
4.500%, 09/15/2042	245	224

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	257

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 02/15/2021	$65	$67

		5,918

Consumer Staples — 0.1%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	570	584
Marfrig Holdings Europe
8.000%, 06/08/2023 (B)	365	384
Minerva Luxembourg
6.500%, 09/20/2026 (B)	233	242
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	500	35

		1,245

Energy — 1.0%
Cenovus Energy
5.700%, 10/15/2019	178	188
3.000%, 08/15/2022	36	35
Diamond Offshore Drilling
4.875%, 11/01/2043	301	220
Ecopetrol
5.875%, 05/28/2045	252	254
Energy Transfer
5.200%, 02/01/2022	465	498
4.650%, 06/01/2021	85	89
4.500%, 11/01/2023	72	75
EnLink Midstream Partners
5.050%, 04/01/2045	371	358
Enterprise Products Operating
3.700%, 02/15/2026	810	826
Enterprise Products Operating LLC
5.200%, 09/01/2020	110	118
Hess
4.300%, 04/01/2027	653	650
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
Nabors Industries
5.500%, 01/15/2023	740	716
Noble Energy
4.150%, 12/15/2021	340	356
3.900%, 11/15/2024	463	473
PDC Energy
5.750%, 05/15/2026 (B)	565	585
Petrobras Global Finance
6.250%, 03/17/2024	514	546
6.125%, 01/17/2022	25	27
Petroleos Mexicanos
6.500%, 03/13/2027 (B)	370	408
Petroleos Mexicanos MTN
4.625%, 09/21/2023	760	785
Plains All American Pipeline
3.600%, 11/01/2024	660	639

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabine Pass Liquefaction
5.000%, 03/15/2027		$486	$518
SM Energy
6.500%, 01/01/2023		35	35
Ultrapar International
5.250%, 10/06/2026 (B)		376	384
Valero Energy
6.125%, 02/01/2020		149	161
Williams Partners
3.900%, 01/15/2025		176	179

			9,173

Financials — 3.5%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		200	211
Alfa
5.250%, 03/25/2024 (B)		570	603
Banco Bilbao Vizcaya Argentaria
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.870%, 12/31/2099		600	615
Banco Santander
3.500%, 04/11/2022		600	611
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049		233	265
Bank of America MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		960	990
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023		985	986
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (B)		106	127
3.684%, 01/10/2023		755	766
3.650%, 03/16/2025		235	235
BNP Paribas MTN
2.250%, 01/11/2027	EUR	236	297
Capital One Financial
3.300%, 10/30/2024		$1,080	1,075
Citigroup
3.875%, 03/26/2025		680	693
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028		1,660	1,682
Compass Bank
2.875%, 06/29/2022		780	775
Cooperatieve Rabobank UA
4.375%, 08/04/2025		425	449
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		375	401
3.800%, 06/09/2023		810	836

258	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166		$591	$587
3.750%, 05/22/2025		1,890	1,937
Goldman Sachs Group MTN
3.078%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		660	688
Hartford Financial Services Group
5.500%, 03/30/2020		13	14
HSBC Finance
6.676%, 01/15/2021		18	20
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028		755	785
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)		383	392
3.928%, 09/15/2026	EUR	148	197
JPMorgan Chase
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		$508	523
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025		980	985
JPMorgan Chase MTN
2.295%, 08/15/2021		375	372
Lincoln National
4.200%, 03/15/2022		110	116
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099		371	420
4.650%, 03/24/2026		364	384
MetLife
5.700%, 06/15/2035		65	82
Morgan Stanley MTN
5.500%, 07/28/2021		168	184
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028		1,040	1,046
MTN Maurtitius Investments
5.373%, 02/13/2022 (B)		376	388
Nationwide Building Society
4.000%, 09/14/2026 (B)		935	944
Nationwide Financial Services
5.375%, 03/25/2021 (B)		320	346
Navient
6.625%, 07/26/2021		560	592
Navient MTN
7.250%, 01/25/2022		15	16
PNC Bank
3.800%, 07/25/2023		460	482
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049		560	631
3.655%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		500	494

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.001%, VAR Euribor 3 Month+2.330%, 10/29/2049	EUR	150	$176
Santander Holdings USA
4.400%, 07/13/2027 (B)		$990	1,008
Santander Issuances
5.179%, 11/19/2025		200	215
Santander Issuances MTN
3.250%, 04/04/2026	EUR	400	527
Santander UK
5.000%, 11/07/2023 (B)		$555	595
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049		385	416
2.888%, VAR ICE LIBOR USD 3 Month+1.510%, 01/30/2049 (B)		400	370
Synchrony Financial
3.950%, 12/01/2027		938	929
Trust F
5.250%, 01/30/2026 (B)		605	641
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)		1,666	1,747
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049		408	443
XLIT
3.250%, VAR Euribor 3 Month+2.900%, 06/29/2047	EUR	213	258

			31,567

Health Care — 0.3%
Baxalta
3.600%, 06/23/2022		$745	765
Mylan
3.125%, 11/22/2028	EUR	440	556
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026		$476	396
2.800%, 07/21/2023		916	811
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)		415	356

			2,884

Industrials — 0.2%
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (B)		320	315
Embraer Netherlands Finance
5.400%, 02/01/2027		575	608
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049		200	208
Odebrecht Finance
7.125%, 06/26/2042 (B)		571	197

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	259

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 06/27/2029 (B)	$369	$131

		1,459

Information Technology — 0.6%
Broadcom
3.875%, 01/15/2027 (B)	413	405
3.625%, 01/15/2024 (B)	193	191
Dell International
6.020%, 06/15/2026 (B)	152	167
5.450%, 06/15/2023 (B)	446	481
4.420%, 06/15/2021 (B)	530	553
Hewlett Packard Enterprise
2.100%, 10/04/2019 (B)	742	737
Intel
4.800%, 10/01/2041	95	114
KLA-Tencor
4.650%, 11/01/2024	691	748
Lam Research
2.800%, 06/15/2021	437	440
Seagate HDD Cayman
4.750%, 01/01/2025	343	334
VMware
2.950%, 08/21/2022	322	319
Western Digital
7.375%, 04/01/2023 (B)	517	562

		5,051

Materials — 0.3%
Anglo American Capital
3.750%, 04/10/2022 (B)	200	204
Dow Chemical
4.250%, 11/15/2020	41	43
Minsur
6.250%, 02/07/2024 (B)	320	356
Nacional del Cobre de Chile
3.625%, 08/01/2027 (B)	346	345
NOVA Chemicals
5.250%, 08/01/2023 (B)	339	349
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	280	283
SPCM
4.875%, 09/15/2025 (B)	320	325
Vale Overseas
6.875%, 11/21/2036	565	689
Yamana
4.950%, 07/15/2024	359	373

		2,967

Real Estate — 0.2%
Healthcare Realty Trust
5.750%, 01/15/2021	240	265

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Host Hotels & Resorts
3.750%, 10/15/2023		$13	$13
SBA Tower Trust
3.156%, 10/08/2020 (B)		753	764
Welltower
4.000%, 06/01/2025		414	428

			1,470

Telecommunication Services — 0.6%
AT&T
4.125%, 02/17/2026		487	496
3.900%, 08/14/2027		620	616
3.400%, 05/15/2025		400	393
CenturyLink
7.500%, 04/01/2024		81	79
Cox Communications
2.950%, 06/30/2023 (B)		173	170
Rogers Communications
4.000%, 06/06/2022	CAD	20	16
SFR Group
5.375%, 05/15/2022 (B)	EUR	223	271
Sprint Capital
6.900%, 05/01/2019		$1,070	1,125
Verizon Communications
5.500%, 03/16/2047		215	240
4.600%, 04/01/2021		850	906
3.500%, 11/01/2024		801	811
2.625%, 08/15/2026		209	196

			5,319

Utilities — 0.1%
CMS Energy
5.050%, 03/15/2022		52	57
Israel Electric
5.000%, 11/12/2024 (B)		581	623
Pacific Gas & Electric
4.500%, 12/15/2041		65	68

			748

Total Corporate Obligations (Cost $67,090) ($ Thousands)			67,801

MORTGAGE-BACKED SECURITIES — 5.3%

Agency Mortgage-Backed Obligations — 0.8%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
4.950%, VAR LIBOR USD 1 Month+6.200%,10/15/2042		2,104	413
FHLMC CMO, Ser 2016-4585, Cl DS, IO
4.750%, VAR LIBOR USD 1 Month+6.000%,05/15/2046		1,680	337

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.900%, VAR LIBOR USD 1 Month+6.150%,06/15/2047	$2,736	$577
FHLMC CMO, Ser 2017-4719, Cl JS, IO
4.900%, VAR LIBOR USD 1 Month+6.150%,09/15/2047	2,980	549
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.950%, VAR LIBOR USD 1 Month+6.200%,11/15/2047	3,000	604
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K025, Cl A1 1.875%,04/25/2022	681	677
FNMA CMO, Ser 2011-131, Cl ST, IO
5.213%, VAR LIBOR USD 1 Month+6.540%,12/25/2041	1,394	289
FNMA CMO, Ser 2014-17, Cl SA, IO
4.723%, VAR LIBOR USD 1 Month+6.050%,04/25/2044	2,914	517
FNMA CMO, Ser 2014-78, Cl SE, IO
4.773%, VAR LIBOR USD 1 Month+6.100%,12/25/2044	2,747	511
FNMA CMO, Ser 2014-92, Cl SX, IO
4.773%, VAR LIBOR USD 1 Month+6.100%,01/25/2045	3,218	595
FNMA CMO, Ser 2016-77, Cl DS, IO
4.673%, VAR LIBOR USD 1 Month+6.000%,10/25/2046	2,716	496
FNMA CMO, Ser 2017-62, Cl AS, IO
4.823%, VAR LIBOR USD 1 Month+6.150%,08/25/2047	2,791	568
FNMA CMO, Ser 2017-81, Cl SA, IO
4.873%, VAR LIBOR USD 1 Month+6.200%,10/25/2047	2,800	595
GNMA CMO, Ser 2017-122, Cl SA, IO
4.917%, VAR LIBOR USD 1 Month+6.200%,08/20/2047	1,994	440

		7,168

Non-Agency Mortgage-Backed Obligations — 4.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	89	84
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%,12/25/2035	206	186
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%,08/25/2036	142	144
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,06/25/2036	384	323

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	$264	$220
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%,05/25/2036	158	126
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	207	188
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%,02/10/2051 (D)	44	44
Bellemeade Re II, Ser 2016-1A, Cl M2B
7.829%, VAR ICE LIBOR USD 1 Month+6.500%,04/25/2026 (B)	254	252
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.601%,07/05/2033 (B)	905	909
BX Trust, Ser 2017-IMC, Cl A
2.300%, VAR LIBOR USD 1 Month+1.050%,10/15/2032 (B)	1,015	1,017
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	625	627
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (B)	285	292
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%,07/25/2037	126	113
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%,05/25/2036	195	169
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%,09/25/2036	110	96
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.566%,04/10/2046 (B)(D)	250	232
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	779	785
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2025	390	409
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A4
3.209%,05/10/2049	750	756
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	475	492
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.285%,07/10/2046 (B)(D)	690	725
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (B)	962	940

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	261

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	$490	$510
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, Cl D
5.850%, VAR LIBOR USD 1 Month+4.600%,11/15/2033 (B)	215	217
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%,06/15/2057	421	433
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%,08/15/2048	401	418
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%,11/15/2048	1,070	1,120
CSMC, Ser 2010-6R, Cl 3A2
5.875%,01/26/2038 (B)	398	329
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.519%, VAR ICE LIBOR USD 1 Month+0.190%,12/25/2036	241	150
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2013-G1
1.519%, VAR ICE LIBOR USD 1 Month+0.190%,04/10/2031	149	145
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
5.579%, VAR ICE LIBOR USD 1 Month+4.250%,11/25/2023	785	867
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.328%, VAR ICE LIBOR USD 1 Month+4.000%,08/25/2024	841	905
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.879%, VAR ICE LIBOR USD 1 Month+4.550%,10/25/2024	225	247
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.078%, VAR ICE LIBOR USD 1 Month+4.750%,10/25/2024	650	716
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
4.629%, VAR ICE LIBOR USD 1 Month+3.300%,10/25/2027	265	296
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.928%, VAR ICE LIBOR USD 1 Month+2.600%,12/25/2027	639	652
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.979%, VAR ICE LIBOR USD 1 Month+2.650%,03/25/2028	479	491

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	$81	$70
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
2.528%, VAR ICE LIBOR USD 1 Month+1.200%,07/25/2024	3	3
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.328%, VAR ICE LIBOR USD 1 Month+5.000%,11/25/2024	165	185
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.228%, VAR ICE LIBOR USD 1 Month+4.900%,11/25/2024	494	561
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.629%, VAR ICE LIBOR USD 1 Month+4.300%,02/25/2025	324	353
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
5.879%, VAR ICE LIBOR USD 1 Month+4.550%,02/25/2025	363	389
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.329%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	547	594
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.329%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	376	401
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.329%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	645	720
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.329%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	657	719
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.879%, VAR ICE LIBOR USD 1 Month+5.550%,04/25/2028	720	799
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.029%, VAR ICE LIBOR USD 1 Month+5.700%,04/25/2028	211	238
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.079%, VAR ICE LIBOR USD 1 Month+6.750%,08/25/2028	658	778

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
8.279%, VAR ICE LIBOR USD 1 Month+6.950%,08/25/2028	$495	$584
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.329%, VAR ICE LIBOR USD 1 Month+6.000%,09/25/2028	565	662
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.229%, VAR ICE LIBOR USD 1 Month+5.900%,10/25/2028	459	531
Great Wolf Trust, Ser 2017-WOLF, Cl A
2.093%, VAR LIBOR USD 1 Month+0.850%,09/15/2034 (B)	637	637
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%,12/10/2027 (B)	240	242
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%,04/10/2031 (B)(D)	1,485	1,467
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.109%,01/10/2047 (B)(D)	631	538
H/2 Asset Funding, Ser 2015-1A
2.978%,06/24/2049	371	371
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.579%, VAR ICE LIBOR USD 1 Month+0.250%,03/25/2035	89	79
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, I0
1.075%,09/15/2047 (D)	18,345	857
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	485	511
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	845	887
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.818%,11/15/2048 (D)	585	587
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%,07/15/2041 (B)(D)	158	158
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%,05/15/2047	180	181
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.989%,02/12/2049 (D)	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.939%, VAR LIBOR USD 1 Month+1.700%,07/15/2036 (B)	$806	$809
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%,08/25/2037	176	155
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (D)	241	192
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%,01/20/2041 (B)	82	82
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%,04/20/2048 (B)(D)	576	575
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%,03/10/2049 (B)	642	632
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%,07/15/2056	369	368
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
3.120%, VAR LIBOR USD 1 Month+1.870%,08/15/2026 (B)	134	134
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
3.200%, VAR LIBOR USD 1 Month+1.950%,11/15/2026 (B)	122	122
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%,12/15/2049	755	781
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%,08/26/2037 (B)	588	520
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.000%,05/26/2037 (B)(D)	507	412
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
2.470%, VAR LIBOR USD 1 Month+1.220%,11/15/2027 (B)	1,140	1,141
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	194	195
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.619%,09/15/2048 (D)	527	514
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.584%,12/15/2059 (D)	370	370

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	263

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.454%,11/15/2049 (D)	$620	$627
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.579%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (B)	432	489
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
6.829%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (B)	121	144
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%,07/25/2037	96	96
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%,06/15/2046	160	164
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%,05/15/2047	549	555

		39,809

Non-Agency Mortgage-Backed Security — 0.1%
UBS Commercial Mortgage Trust, Ser 2017- C1, Cl A4
3.540%,11/15/2050	1,070	1,093

Total Mortgage-Backed Securities (Cost $47,119) ($ Thousands)		48,070

ASSET-BACKED SECURITIES — 2.3%

Automotive — 1.2%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	160	160
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	710	714
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	438	441
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (B)	207	207
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	239	238
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	18	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	$94	$94
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)	1,082	1,076
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	48	48
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)	280	293
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (B)	152	151
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (B)	449	449
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (B)	781	781
First Investors Auto Owner Trust, Ser 2016- 2A, Cl A1
1.530%, 11/16/2020 (B)	263	262
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	365	394
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	375	377
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)	310	310
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	640	643
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.820%, VAR LIBOR USD 1 Month+0.570%, 01/15/2022	741	747
Harley-Davidson Motorcycle Trust, Ser 2014- 1, Cl A3
1.100%, 09/15/2019	18	18
Harley-Davidson Motorcycle Trust, Ser 2015- 2, Cl A3
1.300%, 03/16/2020	301	301
Hertz Vehicle Financing II LP, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)	542	541
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	580	581
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	425	424
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (B)	390	387
Hertz Vehicle Financing II, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	737	735

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	$395	$394
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	19	19
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019	104	104
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A2
1.670%, 06/15/2020	497	496

		11,403

Credit Cards — 0.2%
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,100
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	247	247
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
1.730%, VAR LIBOR USD 1 Month+0.480%, 02/15/2022	424	425

		1,933

Other Asset-Backed Securities — 0.9%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	788
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)	55	55
CLUB Credit Trust, Ser 2017-P1, Cl A
2.420%, 09/15/2023 (B)	803	803
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	520
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)	91	91
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)	303	304
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (B)	525	525
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)	393	393
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024	270	270

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (B)		$250	$251
SoFi Consumer Loan Program LLC, Ser 2016- 2A, Cl A
3.090%, 10/27/2025 (B)		251	253
SoFi Consumer Loan Program LLC, Ser 2016- 3, Cl A
3.050%, 12/26/2025 (B)		445	448
SoFi Consumer Loan Program LLC, Ser 2017- 2, Cl A
3.280%, 02/25/2026 (B)		434	439
SoFi Consumer Loan Program LLC, Ser 2017- 5, Cl A2
2.780%, 09/25/2026 (B)		730	725
SoFi Consumer Loan Program LLC, Ser 2017- 6, Cl A2
2.820%, 11/25/2026 (B)		1,090	1,093
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)		279	279
Wells Fargo Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
1.783%, VAR LIBOR USD 1 Month+0.500%, 01/20/2020		683	683

			7,920

Total Asset-Backed Securities (Cost $21,188) ($ Thousands)			21,256

SOVEREIGN DEBT — 1.4%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	2,535	791
10.000%, 01/01/2027		5,280	1,580
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$251	262
Japan Treasury Discount Bill
0.000%, 12/11/2017 (A)	JPY	565,000	5,049
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		411,230	3,868
Mexico Government International Bond MTN
4.125%, 01/21/2026		$592	622
Turkey Government International Bond
11.000%, 02/24/2027	TRY	3,530	845

Total Sovereign Debt (Cost $12,912) ($ Thousands)			13,017

Total Investments in Securities— 106.5% (Cost $951,568) ($ Thousands)			$968,011

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	265

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT— (12.5)%

Consumer Discretionary — (8.4)%
Adient	(6,093)	$(477)
Adtalem Global Education	(1,253)	(52)
Advance Auto Parts	(1,071)	(108)
Amazon.com *	(5,443)	(6,405)
American Axle & Manufacturing Holdings *	(6,543)	(117)
American Outdoor Brands *	(3,500)	(49)
Aramark	(7,092)	(302)
AutoNation *	(471)	(26)
AutoZone *	(431)	(296)
Bed Bath & Beyond	(2,673)	(60)
Belmond, Cl A *	(1,522)	(19)
Best Buy	(4,145)	(247)
Big Lots	(400)	(24)
Bloomin’ Brands	(3,220)	(69)
BorgWarner	(15,889)	(885)
Boyd Gaming	(2,119)	(68)
Bright Horizons Family Solutions *	(1,321)	(117)
Brinker International	(1,823)	(67)
Brunswick	(5,035)	(279)
Buffalo Wild Wings *	(623)	(97)
Burlington Stores *	(1,059)	(113)
Caesars Entertainment *	(3,976)	(53)
CalAtlantic Group	(4,611)	(258)
Callaway Golf	(5,367)	(78)
Carmax *	(3,091)	(213)
Carnival, Cl A	(13,560)	(890)
Carter’s	(2,892)	(313)
Cavco Industries *	(200)	(31)
Cheesecake Factory	(1,766)	(87)
Chipotle Mexican Grill, Cl A *	(710)	(216)
Choice Hotels International	(1,362)	(107)
Churchill Downs	(618)	(145)
Columbia Sportswear	(1,648)	(116)
Cooper Tire & Rubber	(4,792)	(176)
Cooper-Standard Holdings *	(1,249)	(157)
Cracker Barrel Old Country Store	(294)	(46)
Dana Holdings	(9,999)	(330)
Darden Restaurants	(3,546)	(299)
Dave & Buster’s Entertainment *	(1,463)	(78)
Deckers Outdoor *	(1,798)	(134)
Delphi Automotive	(19,115)	(2,001)
Dick’s Sporting Goods	(671)	(20)
Dollar General	(3,696)	(326)
Dollar Tree *	(3,246)	(334)
Domino’s Pizza	(1,541)	(287)
Dorman Products *	(1,948)	(133)
DR Horton	(17,919)	(914)
Dunkin’ Brands Group	(2,212)	(132)
Eldorado Resorts *	(807)	(25)
Ethan Allen Interiors	(700)	(21)
Expedia	(1,848)	(226)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Foot Locker	(2,320)	$(99)
Ford Motor	(274,747)	(3,440)
Fox Factory Holding *	(978)	(38)
GameStop, Cl A	(823)	(15)
Gap	(3,496)	(113)
Garmin	(6,293)	(391)
General Motors	(97,715)	(4,210)
Gentex	(18,529)	(379)
Gentherm *	(2,954)	(106)
Genuine Parts	(2,469)	(229)
G-III Apparel Group *	(1,950)	(60)
Goodyear Tire & Rubber	(18,129)	(587)
Graham Holdings, Cl B	(89)	(52)
Grand Canyon Education *	(1,665)	(158)
H&R Block	(7,479)	(196)
Hanesbrands	(19,478)	(407)
Harley-Davidson	(14,013)	(703)
Hasbro	(5,494)	(511)
Helen of Troy *	(1,588)	(142)
Hilton Grand Vacations *	(1,174)	(47)
Hilton Worldwide Holdings	(6,043)	(469)
Home Depot	(17,232)	(3,099)
Houghton Mifflin Harcourt *	(2,050)	(20)
Hyatt Hotels, Cl A *	(706)	(51)
ILG	(4,691)	(132)
Installed Building Products *	(522)	(40)
International Game Technology	(3,822)	(105)
International Speedway, Cl A	(550)	(23)
iRobot *	(1,422)	(98)
Jack in the Box	(587)	(61)
KB Home	(4,665)	(146)
Kohl’s	(749)	(36)
L Brands	(2,933)	(164)
La Quinta Holdings *	(1,450)	(26)
Las Vegas Sands	(12,927)	(896)
La-Z-Boy, Cl Z	(3,609)	(119)
LCI Industries	(1,648)	(216)
Lear	(5,169)	(935)
Leggett & Platt	(7,142)	(344)
Lennar, Cl A	(9,839)	(618)
Lennar, Cl B	(1)	—
Liberty Expedia Holdings, Cl A *	(471)	(21)
Liberty Interactive QVC Group, Cl A *	(6,810)	(166)
Liberty Ventures, Ser A *	(1,028)	(57)
Lithia Motors, Cl A	(222)	(26)
LKQ *	(5,095)	(201)
Lowe’s	(12,363)	(1,031)
lululemon Athletica *	(4,945)	(331)
M/I Homes *	(872)	(32)
Macy’s	(5,507)	(131)
Marriott International, Cl A	(10,221)	(1,298)
Marriott Vacations Worldwide	(1,014)	(136)

266	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Mattel	(17,231)	$(314)
McDonald’s	(25,879)	(4,450)
MDC Holdings	(2,647)	(95)
Meritage Homes *	(2,497)	(137)
MGM Resorts International	(16,232)	(554)
Michael Kors Holdings *	(7,112)	(416)
Michaels *	(1,000)	(22)
Modine Manufacturing *	(1,772)	(41)
Mohawk Industries *	(3,427)	(968)
Motorcar Parts & Accessories *	(850)	(22)
Murphy USA *	(300)	(24)
NetFlix *	(5,884)	(1,104)
Newell Brands	(23,856)	(739)
NIKE, Cl B	(66,355)	(4,009)
Nordstrom	(2,346)	(107)
Norwegian Cruise Line Holdings *	(5,294)	(287)
NVR *	(180)	(625)
Office Depot	(4,772)	(16)
O’Reilly Automotive *	(1,261)	(298)
Oxford Industries	(424)	(29)
Papa John’s International	(391)	(23)
Penn National Gaming *	(2,320)	(67)
Planet Fitness, Cl A *	(2,063)	(67)
Polaris Industries	(3,097)	(393)
Pool	(650)	(82)
Priceline Group *	(683)	(1,188)
PulteGroup	(14,830)	(506)
PVH	(4,245)	(571)
Ralph Lauren, Cl A	(3,047)	(290)
Red Rock Resorts, Cl A	(3,694)	(114)
Ross Stores	(5,596)	(425)
Royal Caribbean Cruises	(5,519)	(684)
Sally Beauty Holdings *	(972)	(17)
Scientific Games, Cl A *	(1,022)	(54)
SeaWorld Entertainment	(1,100)	(13)
Service International	(6,143)	(227)
ServiceMaster Global Holdings *	(4,845)	(237)
Signet Jewelers	(1,299)	(68)
Six Flags Entertainment	(1,748)	(114)
Skechers U.S.A., Cl A *	(6,792)	(238)
Sotheby’s *	(1,463)	(75)
Standard Motor Products	(391)	(18)
Starbucks	(44,153)	(2,553)
Steven Madden *	(3,874)	(166)
Stoneridge *	(1,222)	(28)
Superior Industries International	(872)	(15)
Tapestry	(13,970)	(582)
Target	(7,691)	(461)
Taylor Morrison Home, Cl A *	(2,567)	(62)
Tempur Sealy International *	(2,399)	(139)
Tenneco	(4,445)	(264)
Tesla *	(9,406)	(2,905)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Texas Roadhouse, Cl A	(1,272)	$(65)
Thor Industries	(3,546)	(544)
Tiffany	(1,587)	(150)
TJX	(9,806)	(741)
Toll Brothers	(8,391)	(422)
TopBuild *	(2,164)	(147)
Tower International	(773)	(25)
Tractor Supply	(1,924)	(131)
TRI Pointe Homes *	(7,741)	(140)
TripAdvisor *	(1,478)	(51)
Tupperware Brands	(1,748)	(110)
Ulta Beauty *	(881)	(195)
Under Armour, Cl C *	(9,584)	(114)
Universal Electronics *	(300)	(16)
Vail Resorts	(1,213)	(273)
VF	(17,889)	(1,305)
Vista Outdoor *	(3,300)	(48)
Visteon *	(2,018)	(266)
Wayfair, Cl A *	(624)	(44)
Wendy’s	(3,572)	(53)
Whirlpool	(3,475)	(586)
Williams-Sonoma	(671)	(34)
Winnebago Industries	(2,297)	(126)
Wolverine World Wide	(4,761)	(138)
Wyndham Worldwide	(3,661)	(411)
Wynn Resorts	(2,397)	(379)
Yum China Holdings	(10,688)	(436)
Yum! Brands	(10,848)	(905)

		(75,692)

Information Technology — (2.7)%
Advanced Energy Industries *	(373)	(28)
Advanced Micro Devices *	(8,554)	(93)
Amphenol, Cl A	(4,195)	(380)
Analog Devices	(4,061)	(350)
Apple	(37,110)	(6,377)
Applied Materials	(11,599)	(612)
Arista Networks *	(656)	(153)
ARRIS International *	(2,976)	(89)
Arrow Electronics *	(2,198)	(177)
Avnet	(2,573)	(107)
AVX	(4,107)	(75)
Belden	(250)	(21)
Broadcom	(4,194)	(1,166)
Cavium *	(700)	(60)
CDW	(4,245)	(297)
Ciena *	(800)	(17)
Cirrus Logic *	(450)	(25)
Cisco Systems	(53,334)	(1,989)
Cognex	(900)	(125)
Coherent *	(171)	(50)
CommScope Holding *	(2,119)	(76)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	267

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Corning	(11,188)	$(362)
Cray *	(1,028)	(23)
Cypress Semiconductor	(2,100)	(34)
Diebold	(2,250)	(43)
Dolby Laboratories, Cl A	(421)	(26)
Entegris	(950)	(29)
ePlus *	(832)	(68)
F5 Networks *	(849)	(114)
First Solar *	(911)	(57)
FLIR Systems	(750)	(35)
Harris	(999)	(144)
Hewlett Packard Enterprise	(22,125)	(309)
HP	(19,118)	(410)
II-VI *	(572)	(27)
Infinera *	(3,701)	(27)
Integrated Device Technology *	(850)	(26)
Intel	(48,314)	(2,166)
InterDigital	(273)	(21)
IPG Photonics *	(222)	(51)
Jabil	(3,178)	(92)
Juniper Networks	(4,266)	(118)
Keysight Technologies *	(2,747)	(120)
KLA-Tencor	(1,498)	(153)
Lam Research	(1,798)	(346)
Littelfuse	(200)	(41)
Lumentum Holdings *	(421)	(23)
Marvell Technology Group	(2,398)	(54)
Maxim Integrated Products	(2,248)	(118)
Microchip Technology	(2,648)	(230)
Micron Technology *	(11,737)	(498)
Microsemi *	(649)	(34)
MKS Instruments	(424)	(40)
Motorola Solutions	(2,148)	(202)
National Instruments	(600)	(26)
NCR *	(2,623)	(82)
NetApp	(4,439)	(251)
NETGEAR *	(1,900)	(98)
NetScout Systems *	(550)	(17)
Nvidia	(5,899)	(1,184)
NXP Semiconductor *	(3,302)	(374)
ON Semiconductor *	(3,077)	(62)
Palo Alto Networks *	(866)	(126)
Plexus *	(350)	(22)
Pure Storage, Cl A *	(1,800)	(33)
Qorvo *	(1,443)	(111)
QUALCOMM	(16,235)	(1,077)
Sanmina *	(622)	(21)
ScanSource *	(1,816)	(65)
Skyworks Solutions	(2,248)	(235)
Stratasys *	(1,022)	(22)
Super Micro Computer *	(2,750)	(61)
SYNNEX	(1,110)	(151)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tech Data *	(1,211)	$(117)
Teradyne	(1,766)	(72)
Texas Instruments	(12,086)	(1,176)
Trimble *	(3,126)	(131)
Universal Display	(378)	(68)
USA Technologies *	(4,872)	(42)
VeriFone Systems *	(2,728)	(47)
Versum Materials	(650)	(25)
Viavi Solutions *	(1,950)	(18)
Western Digital	(3,696)	(292)
Xerox	(4,726)	(140)
Xilinx	(2,447)	(170)
Zebra Technologies, Cl A *	(850)	(94)

		(24,718)

Materials — (1.4)%
Air Products & Chemicals	(3,546)	(578)
Albemarle	(1,598)	(215)
Alcoa	(2,297)	(95)
Allegheny Technologies	(1,050)	(24)
AptarGroup	(1,110)	(98)
Ashland Global Holdings	(1,049)	(78)
Avery Dennison	(1,806)	(206)
Axalta Coating Systems *	(2,573)	(81)
Balchem	(250)	(22)
Ball	(5,394)	(215)
Bemis	(600)	(28)
Berry Global Group *	(1,798)	(108)
Cabot	(447)	(27)
Carpenter Technology	(522)	(26)
Celanese, Cl A	(1,898)	(204)
CF Industries Holdings	(3,097)	(116)
Chemours	(2,501)	(129)
Commercial Metals	(1,022)	(20)
Compass Minerals International	(250)	(17)
Crown Holdings *	(2,357)	(141)
Domtar	(550)	(27)
DowDuPont	(34,566)	(2,487)
Eagle Materials	(858)	(96)
Eastman Chemical	(2,589)	(239)
Ecolab	(4,112)	(559)
FMC	(1,967)	(186)
Freeport-McMoRan, Cl B *	(18,059)	(251)
Graphic Packaging Holding	(1,848)	(28)
H.B. Fuller	(421)	(24)
Huntsman	(3,581)	(114)
Ingevity *	(424)	(34)
International Flavors & Fragrances	(949)	(148)
International Paper	(6,730)	(381)
Louisiana-Pacific *	(1,074)	(30)
LyondellBasell Industries, Cl A	(4,795)	(502)
Martin Marietta Materials	(899)	(187)

268	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Minerals Technologies	(250)	$(18)
Monsanto	(6,220)	(736)
Mosaic	(4,761)	(116)
NewMarket	(300)	(120)
Newmont Mining	(6,043)	(224)
Nucor	(4,595)	(264)
Olin	(2,068)	(74)
Owens-Illinois *	(1,253)	(30)
Packaging Corp of America	(1,299)	(154)
Platform Specialty Products *	(1,623)	(16)
PolyOne	(622)	(29)
PPG Industries	(3,746)	(438)
Praxair	(5,127)	(789)
Reliance Steel & Aluminum	(1,202)	(95)
Royal Gold	(440)	(36)
RPM International	(2,364)	(125)
Scotts Miracle-Gro, Cl A	(823)	(81)
Sealed Air	(2,148)	(103)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Sherwin-Williams	(1,252)	$(500)
Silgan Holdings	(700)	(20)
Sonoco Products	(999)	(53)
Southern Copper	(1,948)	(82)
Steel Dynamics	(3,346)	(129)
Summit Materials, Cl A *	(872)	(27)
United States Steel	(2,000)	(58)
Valvoline	(3,559)	(88)
Vulcan Materials	(2,176)	(273)
Westlake Chemical	(373)	(37)
WestRock	(3,546)	(221)
Worthington Industries	(421)	(18)
WR Grace	(1,377)	(101)

		(12,776)

Total Common Stock Sold Short (Proceeds $98,704) ($ Thousands)		(113,186)

Total Investments Sold Short — (12.5)% (Proceeds $98,704) ($ Thousands)		$(113,186)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Coffee**	164	Mar-2018	$ 7,999	$ 7,903	$ (96)
Coffee Robusta**	(102)	Jan-2018	(1,975)	(1,761)	214
Copper**	135	Mar-2018	10,516	10,341	(175)
Corn**	287	Mar-2018	5,159	5,105	(54)
Corn**	227	Jul-2018	4,302	4,217	(85)
Cotton No. 2**	(105)	Mar-2018	(3,634)	(3,823)	(189)
Crude Oil**	130	Feb-2018	6,855	7,462	607
Euro-Bobl	(221)	Dec-2017	(34,584)	(34,654)	38
Feeder Cattle**	(78)	Jan-2018	(5,870)	(6,013)	(143)
Gasoline**	90	Dec-2017	5,921	6,539	618
Gasoline**	47	Mar-2018	3,549	3,468	(81)
Gold**	117	Feb-2018	15,032	14,937	(95)
Heating Oil**	90	Jan-2018	6,755	7,173	418
ICE Brent Crude**	144	Jan-2018	9,105	8,977	(128)
Japanese 10-Year Bond	(3)	Dec-2017	(4,179)	(4,046)	4
KC HRW Wheat**	175	Mar-2018	3,867	3,776	(91)
Lean Hogs**	(23)	Feb-2018	(647)	(642)	5
Live Cattle**	199	Mar-2018	10,154	9,948	(206)
LME Nickel**	109	Jan- 2018	7,348	7,246	(102)
LME Primary Aluminum**	264	Jan- 2018	14,208	13,461	(747)
LME Zinc**	125	Jan-2018	10,078	9,866	(212)
MSCI EAFE Index E-MINI	(128)	Dec-2017	(12,537)	(12,923)	(386)
Natural Gas**	482	Dec-2017	15,584	14,581	(1,003)
NY Harbor ULSD**	(77)	Mar-2018	(6,240)	(6,123)	117
NY Harbor ULSD**	34	May-2018	2,724	2,655	(69)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	269

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Palladium**	(26)	Mar-2018	$(2,574)	$ (2,609)	$(35)
Platinum**	56	Jan-2018	2,632	2,639	7
S&P 500 Index E-MINI	(197)	Dec-2017	(24,600)	(26,082)	(1,482)
Silver**	84	Mar-2018	7,178	6,919	(259)
Soybean**	304	Jan-2018	14,926	14,983	57
Soybean**	(85)	Jul-2018	(4,299)	(4,323)	(24)
Soybean Meal**	156	Jan-2018	4,977	5,093	116
Soybean Oil**	222	Jan-2018	4,443	4,509	66
Sugar No. 11**	454	Feb-2018	7,466	7,668	202
U.S. 10-Year Treasury Note	(310)	Mar-2018	(38,670)	(38,455)	215
U.S. 2-Year Treasury Note	(430)	Mar-2018	(92,220)	(92,195)	25
U.S. 5-Year Treasury Note	173	Mar-2018	20,204	20,127	(77)
U.S. Ultra Long Treasury Bond	(2)	Mar-2018	(332)	(330)	2
Wheat**	349	Mar-2018	7,779	7,556	(223)
WTI Crude Oil**	177	Dec-2017	9,146	10,160	1,014

			$ (14,454)	$ (16,670)	$ (2,237)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	02/07/18	USD	841	CNY	5,571	$(3)
ANZ	03/07/18	NZD	1,245	USD	862	9
Barclays PLC	12/14/17	USD	594	TRY	2,199	(34)
BNP Paribas	12/01/17	GBP	899	USD	1,219	1
Brown Brothers Harriman	12/13/17	USD	829	SEK	6,619	(33)
Brown Brothers Harriman	12/15/17	USD	320	EUR	271	4
Brown Brothers Harriman	03/07/18	AUD	257	USD	196	1
Citigroup	12/08/17	USD	1,668	MXN	30,710	(20)
Citigroup	12/15/17	EUR	1,160	USD	1,349	(35)
Citigroup	01/18/18	USD	438	KRW	488,333	11
Citigroup	01/25/18	USD	1,293	RUB	78,577	41
Citigroup	02/02/18	GBP	927	USD	1,247	(11)
Citigroup	02/07/18	USD	919	CNY	6,096	(2)
Credit Suisse First Boston	12/01/17	GBP	847	USD	1,120	(27)
Credit Suisse First Boston	12/08/17	MXN	13,822	USD	718	(23)
Credit Suisse First Boston	12/13/17	SEK	6,715	USD	831	24
Credit Suisse First Boston	12/14/17	TRY	3,725	USD	951	1
Deutsche Bank	01/03/18	BRL	4,449	USD	1,378	21
Deutsche Bank	12/04/17	BRL	4,449	USD	1,354	(7)
JPMorgan Chase Bank	12/13/17	NOK	6,533	USD	788	—
JPMorgan Chase Bank	12/14/17	TRY	1,919	USD	490	1
JPMorgan Chase Bank	01/18/18	CAD	3,465	USD	2,725	33
JPMorgan Chase Bank	02/07/18	TWD	25,456	USD	856	2
JPMorgan Chase Bank	02/07/18	TWD	27,397	USD	918	—
Morgan Stanley	12/01/17	USD	1,115	GBP	820	(6)
RBS	12/05/17 - 01/25/18	JPY	1,167,785	USD	10,303	(165)
RBS	12/13/17	USD	845	NOK	6,591	(49)
RBS	12/15/17	EUR	1,287	USD	1,516	(19)
Standard Chartered	01/18/18	USD	943	KRW	1,034,941	9

270	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	01/18/18	KRW	1,523,001	USD	1,345	$(57)

						$(333)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2017, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.IG.29 INDEX	Sell	5.00%	Quarterly	12/20/2022	$(900)	$71	$66	$5

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.311%	3-MONTH USD - LIBOR	Quarterly	05/18/2025	USD	2,880	$3	$–	$3
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(24)	–	(24)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(6)	–	(6)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	46	–	46
2.674%	3-MONTH USD - LIBOR	Quarterly	07/10/2024	USD	2,130	(68)	–	(68)
3-MONTH USD - LIBOR	2.668%	Semi-Annually	07/18/2024	USD	1,710	54	–	54
3-MONTH USD - LIBOR	2.6905%	Semi-Annually	09/24/2024	USD	2,470	67	–	67
7.09%	28-DAY MXN - TIIE	Monthly	06/14/2027	MXN	5,678	9	–	9
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,860	(3)	–	(3)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	2,815	(16)	–	(16)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(14)	–	(14)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	510	–	510
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	60	–	60
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	70	–	70
1.687%	3-MONTH USD - LIBOR	Quarterly	08/06/2020	USD	7,270	37	–	37
3-MONTH NZD - BKBM	2.94%	Semi-Annually	03/31/2022	NZD	6,650	90	–	90
3-MONTH SEK - LIBOR	.34%	Annually	03/31/2022	SEK	33,630	30	–	30
28-DAY MXN - TIIE	6.77%	Monthly	06/22/2020	MXN	15,584	(13)	–	(13)
6-MONTH GBP - LIBOR	.79%	Semi-Annually	11/07/2019	GBP	40,090	(70)	–	(70)
1.8630%	3-MONTH USD - LIBOR	Quarterly	11/14/2019	USD	15,040	25	–	25
1.567%	3-MONTH USD - LIBOR	Quarterly	04/01/2020	USD	5,370	53	–	53
2.817%	3-MONTH USD - LIBOR	Quarterly	04/28/2024	USD	2,770	(92)	–	(92)
3-MONTH USD - LIBOR	2.63%	Semi-Annually	05/29/2024	USD	1,630	34	–	34
2.6320%	3-MONTH USD - LIBOR	Quarterly	07/02/2024	USD	3,360	(99)	–	(99)
2.9795%	3-MONTH USD - LIBOR	Quarterly	01/14/2024	USD	1,990	(101)	–	(101)
1.0315%	6-MONTH GBP - LIBOR	Semi-Annually	11/07/2022	GBP	7,590	54	–	54
2.8885%	3-MONTH USD - LIBOR	Quarterly	02/14/2024	USD	1,780	(78)	–	(78)
3-MONTH USD - LIBOR	3.3105%	Quarterly	05/06/2034	USD	1,650	169	–	169
2.63%	3-MONTH USD - LIBOR	Semi-Annually	05/23/2024	USD	4,050	(85)	–	(85)

						$642	$–	$642

A list of the open OTC swap agreements held by the Fund at November 30, 2017 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Quarterly	05/11/2063	$(1,125)	$(56)	$(26)	$(30)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	196	–	2	(2)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	271

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Multi-Asset Real Return Fund (Concluded)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	$836	$–	$11	$(11)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	901	–	10	(10)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	3,003	–	33	(33)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	763	–	10	(10)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	22	–	–	–
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	63	–	1	(1)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Quarterly	09/17/2058	2,287	–	29	(29)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(148)	(24)	(24)	–
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(163)	(26)	(26)	–
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(965)	(153)	(150)	(3)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2049	(528)	(84)	(45)	(39)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(778)	(124)	(57)	(67)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(172)	(27)	(22)	(5)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(162)	(26)	(12)	(14)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(143)	(45)	(98)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(565)	(89)	(45)	(44)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(217)	(34)	(15)	(19)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(29)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(223)	(35)	(31)	(4)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(552)	(88)	(38)	(50)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(190)	(30)	(21)	(9)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(165)	(26)	(23)	(3)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(284)	(45)	(32)	(13)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(28)	(5)	(4)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(14)	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(638)	(101)	(77)	(24)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(100)	(16)	(12)	(4)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(100)	(16)	(12)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(289)	(46)	(41)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(8)	(6)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(28)	(5)	(3)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(166)	(26)	(15)	(11)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(750)	(119)	(63)	(56)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(28)	(5)	(3)	(2)
Citigroup	CMBX.NA.BBB.6 INDEX	Sell	3.00%	Quarterly	05/11/2063	(33)	(5)	(5)	–
Goldman Sachs	CMBX.NA.BBB.6 INDEX	Sell	3.00%	Quarterly	05/11/2063	(254)	(40)	(44)	4
Goldman Sachs	CMBX.NA.BBB.6 INDEX	Sell	3.00%	Quarterly	05/11/2063	(182)	(29)	(31)	2
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	571	(41)	(11)	(30)
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	499	(36)	(9)	(27)

							$(1,515)	$(855)	$(660)

			Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Credit Suisse	3-MONTH USD - LIBOR	2.09125%	Semi-Annual	03/12/2022	USD	250	$1	$–	$1

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

As of November 30, 2017, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(12,285)	Chase Securities	1.24%	Open Ended	$(12,285)
(21,550)	HSBC	1.35%	01/09/2018	(21,550)
(16,446)	HSBC	1.40%	01/10/2018	(16,446)
(42,886)	HSBC	1.40%	01/18/2018	(42,886)
(19,074)	HSBC	1.22%	Open Ended	(19,074)
(3,349)	HSBC	1.22%	Open Ended	(3,349)
(7,866)	HSBC	1.22%	Open Ended	(7,866)
(4,422)	HSBC	1.22%	Open Ended	(4,422)
(3,819)	HSBC	1.22%	Open Ended	(3,819)

				$(131,697)

Percentages are based on Net Assets of $908,985 ($ Thousands).

*	Non-income producing security.

**	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of November 30, 2017.

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $49,235 ($ Thousands), representing 5.4% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AUD — Australian Dollar

BKBM – New Zealand Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

TRY — New Turkish Lira

TWD — Taiwanese Dollar

VAR — Variable Rate

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$565,113	$–	$565,113
Common Stock	252,754	–	–	252,754
Corporate Obligations	–	67,801	–	67,801
Mortgage-Backed Securities	–	48,070	–	48,070
Asset-Backed Securities	–	21,256	–	21,256
Sovereign Debt	–	13,017	–	13,017

Total Investments in Securities	$252,754	$715,257	$–	$968,011

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(113,186)	$–	$–	$(113,186)

Total Securities Sold Short	$(113,186)	$–	$–	$(113,186)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,725	$—	$—	$3,725
Unrealized Depreciation	(5,962)	—	—	(5,962)
Forwards Contracts *
Unrealized Appreciation	—	158	—	158
Unrealized Depreciation	—	(491)	—	(491)
Centrally Cleared Swaps
Credit Default Swap *
Unrealized Appreciation	—	5	—	5
Interest Rate Swaps *
Unrealized Appreciation	—	1,311	—	1,311
Unrealized Depreciation	—	(669)	—	(669)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	6	—	6
Unrealized Depreciation	—	(666)	—	(666)
Interest Rate Swap *
Unrealized Appreciation	—	1	—	1
Reverse Repurchase Agreements	—	(131,697)	—	(131,697)

Total Other Financial Instruments	$(2,237)	$(132,042)	$—	$(134,279)

* Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	273

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Unaudited)

November 30, 2017

	Large Cap Fund	Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$1,706,794*	$3,279,437*
Affiliated investments, at value ††	130,708	217,999
Cash and cash equivalents	–	–
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	–	2,200
Foreign currency, at value †††	–	–
Receivable for fund shares sold	22,466	123
Receivable for investment securities sold	6,354	13,831
Dividends and interest receivable	3,546	6,184
Foreign tax reclaim receivable	21	63
Receivable for variation margin	–	129
Due from broker	–	–
Prepaid expenses	12	55
Total Assets	1,869,901	3,520,021
Liabilities:
Payable upon return on securities loaned	63,417	68,455
Payable for fund shares redeemed	13,454	53,644
Payable for investment securities purchased	7,134	14,213
Payable to custodian	847	68
Investment advisory fees payable	273	473
Trustees fees payable	6	11
CCO fees payable	5	9
Accrued expense payable	43	96
Total Liabilities	85,179	136,969
Net Assets	$1,784,722	$3,383,052
† Cost of investments	$1,271,899	$2,534,132
†† Cost of affiliated investments	130,713	218,005
††† Cost of foreign currency	–	–
* Includes market value of securities on loan	62,485	67,075
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,039,199	$2,239,677
Undistributed net investment income	8,710	14,525
Accumulated net realized gain (loss) on investments, options contracts, swaptions contracts, futures contracts, securities sold short, swap contracts and foreign currency	301,923	382,503
Net unrealized appreciation on investments and securities sold short	434,890	745,299
Net unrealized appreciation on futures contracts	–	1,041
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	–	7
Net Assets	$1,784,722	$3,383,052
Net Asset Value, Offering and Redemption Price Per Share — Class A	$22.79	$15.13
	($1,784,722,363 ÷ 78,310,208 shares)	($3,383,052,312 ÷ 223,647,746 shares)
Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund

$2,279,726*	$4,152,264*	$875,534*	$478,993*	$411,915*	$1,696,653*	$1,517,506
132,552	206,445	176,100	74,550	123,800	361,793	56,090
–	–	–	–	–	4	–
–	–	–	–	481	–	2,619
–	–	–	–	–	–	2,012
14,416	6,457	11,433	28	9,701	3,002	192
45,888	57,630	7,472	3,828	13,304	11,631	62,343
4,764	9,227	913	361	338	1,648	3,817
–	33	–	–	–	–	3
367	926	128	–	34	–	610
–	–	–	–	–	–	–
25	46	9	6	5	19	16
2,477,738	4,433,028	1,071,589	557,766	559,578	2,074,750	1,645,208

94,117	114,235	147,793	55,444	95,997	279,455	–
61,197	63,976	13,585	2,905	24,132	20,816	109,487
–	–	–	2,829	2,088	8,933	130
54	–	39	1	3,808	–	94
19	35	22	164	146	586	292
8	14	3	2	2	6	5
6	10	2	1	1	4	4
88	493	41	15	12	50	37
155,489	178,763	161,485	61,361	126,186	309,850	110,049
$2,322,249	$4,254,265	$910,104	$496,405	$433,392	$1,764,900	$1,535,159
$1,021,152	$3,076,187	$662,163	$389,707	$350,546	$1,342,266	$1,209,920
131,925	206,455	175,263	74,554	123,807	361,815	56,090
–	–	–	–	–	–	2,010
92,916	113,102	145,084	54,620	94,420	274,127	–

$1,000,649	$3,163,408	$672,902	$364,462	$314,469	$1,243,555	$1,073,907
14,713	26,357	2,468	574	766	6,717	9,260

44,654	(18,835)	17,914	42,087	56,795	160,263	144,372
1,259,201	1,076,067	214,208	89,282	61,362	354,365	307,586
3,032	7,268	2,612	–	–	–	30

–	–	–	–	–	–	4
$2,322,249	$4,254,265	$910,104	$496,405	$433,392	$1,764,900	$1,535,159
$200.79	$14.71	$15.80	$19.71	$14.04	$14.59	$15.92
($2,322,249,420 ÷ 11,565,687 shares)	($4,254,265,438 ÷ 289,261,692 shares)	($910,104,082 ÷ 57,610,604 shares)	($496,405,383 ÷ 25,191,726 shares)	($433,392,483 ÷ 30,858,606 shares)	($1,764,900,260 ÷ 120,947,419 shares)	($1,535,158,736 ÷ 96,437,949 shares)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	275

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Unaudited)

November 30, 2017

	Global Managed Volatility Fund	World Equity Ex-US Fund
Assets:
Investments, at value †	$1,856,799	$8,011,756*
Affiliated investments, at value ††	39,472	565,156
Cash and cash equivalents	10,995	262,600
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	1,194	7,510
Foreign currency, at value †††	4,753	530
Receivable for fund shares sold	78,154	201,865
Dividends and interest receivable	4,453	9,819
Foreign tax reclaim receivable	1,659	10,721
Unrealized gain on forward foreign currency contracts	1,564	–
Receivable for investment securities sold	950	26,205
Receivable for variation margin	193	322
Unrealized gain on foreign spot currency contracts	–	–
Options purchased, at value †††††	–	–
Prepaid expenses	17	89
Total Assets	2,000,203	9,096,573
Liabilities:
Payable for fund shares redeemed	5,888	52,210
Unrealized loss on forward foreign currency contracts	626	–
Payable for investment securities purchased	322	17,273
Payable for variation margin	44	580
Unrealized loss on foreign currency spot contracts	1	2
Payable upon return on securities loaned	–	420,431
Income distribution payable	–	–
Swap contracts, at value ††††	–	–
Options written, at value †††††	–	–
Payable to custodian	–	–
Investment advisory fees payable	339	2,089
Trustees fees payable	6	28
CCO fees payable	4	20
Unfunded bank loans	–	–
Accrued expense payable	71	322
Accrued foreign capital gains tax on appreciated securities	–	610
Total Liabilities	7,301	493,565
Net Assets	$1,992,902	$8,603,008
† Cost of investments	$1,610,157	$6,387,919
†† Cost of affiliated investments	39,472	565,186
††† Cost of foreign currency	4,751	478
†††† Cost (Premiums received)	–	–
††††† Cost (Premiums received)	–	–
* Includes market value of securities on loan	–	408,211
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,665,197	$6,801,922
Undistributed (distributions in excess of) net investment income	36,206	150,429
Accumulated net realized gain (loss) on investments, options contracts, swaptions contracts, futures contracts, securities sold short, swap contracts and foreign currency	43,436	24,621
Net unrealized appreciation on investments and securities sold short	246,642	1,623,807
Net unrealized depreciation on option contracts	–	–
Net unrealized appreciation (depreciation) on futures contracts	415	2,662
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1,006	177
Net unrealized appreciation on swap contracts	–	–
Accumulated foreign capital gains tax on appreciated securities	–	(610)
Net Assets	$1,992,902	$8,603,008
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.58	$13.89
	($1,992,901,727 ÷	($8,603,007,552 ÷
	158,424,430 shares)	619,327,857 shares)
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund

$91,096	$ 1,113,061	$ 1,203,550	$ 2,042,020	$ 6,469,049	$ 2,798,113	$ 1,962,233
2,373	17,701	–	138,196	129,164	158,399	12,949
1,053	7,115	49,014	–	–	1,272	–
134	12,549	–	271	10,408	1,027	–
209	1,634	9,940	9	1,633	129	–
–	–	6,207	9,287	280,312	20,045	4,808
98	2,142	477	6,454	27,683	40,882	17,911
151	60	38	6	1	81	22
–	2,649	–	–	239	–	–
3	13,295	34,117	181,098	326,375	36,589	19,703
4	737	–	145	1,214	8	177
–	57	20	–	–	–	–
–	11	–	–	342	–	–
1	–	13	24	37	19	23
95,122	1,171,011	1,303,376	2,377,510	7,246,457	3,056,564	2,017,826

27	1,429	69,091	247,330	11,935	49,507	28,041
–	2,755	–	–	430	–	–
3	12,270	64,251	57,821	1,158,935	61,888	16,305
13	622	–	56	1,542	11	269
–	–	–	–	–	–	–
–	–	–	–	–	–	–
–	–	–	–	246	319	343
–	–	–	–	–	538	–
–	–	–	–	202	–	–
–	–	–	17,567	243	–	991
20	253	574	417	478	685	216
–	5	4	8	19	10	7
–	2	3	6	14	7	5
–	–	–	7	–	4	–
11	53	248	56	115	63	59
–	10	841	–	–	–	–
74	17,399	135,012	323,268	1,174,159	113,032	46,236
$95,048	$ 1,153,612	$ 1,168,364	$ 2,054,242	$ 6,072,298	$ 2,943,532	$ 1,971,590
$74,953	$ 1,026,974	$ 983,729	$ 2,032,243	$ 6,419,168	$ 2,753,438	$ 1,836,632
2,373	17,701	–	138,196	129,164	158,399	12,949
209	1,607	9,936	9	1,467	130	–
–	–	–	–	–	75	–
–	61	–	–	197	–	–
–	–	–	–	–	–	–

$79,023	$ 1,049,574	$ 910,280	$ 2,079,310	$ 6,083,954	$ 3,010,704	$ 1,846,020
1,875	5,652	17,363	29,957	(4,558)	19,290	(1,711)

(1,978)	12,594	21,750	(65,080)	(58,215)	(131,475)	1,802
16,143	86,087	219,821	9,777	49,881	44,675	125,601
–	(50)	–	–	(57)	–	–
(15)	(234)	–	278	731	–	(122)

–	(1)	(9)	–	(25)	(1)	–
–	–	–	–	587	339	–
–	(10)	(841)	–	–	–	–
$95,048	$ 1,153,612	$ 1,168,364	$ 2,054,242	$ 6,072,298	$ 2,943,532	$ 1,971,590
$11.56	$11.15	$11.38	$8.32	$10.25	$9.06	$8.61
($95,047,945 ÷ 8,221,383 shares)	($1,153,612,119 ÷ 103,459,693 shares)	($1,168,364,175 ÷ 102,709,612 shares)	($2,054,242,098 ÷ 246,839,078 shares)	($6,072,298,177 ÷ 592,173,794 shares)	($2,943,532,038 ÷ 324,716,446 shares)	($1,971,589,561 ÷ 229,111,166 shares)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	277

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Unaudited)

November 30, 2017

	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Assets:
Investments, at value †	$3,842,721	$472,597
Affiliated investments, at value ††	50,292	11,182
Cash and cash equivalents	–	–
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	–	22
Foreign currency, at value †††	–	–
Receivable for fund shares sold	154	–
Dividends and interest receivable	39,202	1,408
Receivable for investment securities sold	25,744	16,934
Receivable for variation margin	457	16
Foreign tax reclaim receivable	345	1
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Prepaid expenses	40	5
Total Assets	3,958,955	502,165
Liabilities:
Payable for investment securities purchased	53,949	7,496
Payable to custodian	5,035	68
Payable for fund shares redeemed	622	40,919
Payable for variation margin	369	11
Payable upon return on securities loaned	–	–
Payable for securities sold short@	–	–
Income distribution payable	–	13
Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Reverse repurchase agreements	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	415	41
Trustees fees payable	12	2
CCO fees payable	9	1
Accrued expense payable	83	14
Total Liabilities	60,494	48,565
Net Assets	$3,898,461	$453,600
† Cost of investments	$3,692,261	$472,000
†† Cost of affiliated investments	50,292	11,182
††† Cost of foreign currency	–	–
†††† Cost (Premiums received)	–	–
††††† Cost (Premiums received)	–	–
@Proceeds from securities sold short	–	–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,724,155	$457,054
Undistributed (distributions in excess of) net investment income	(1,130)	(100)
Accumulated net realized gain (loss) on investments, options contracts, swaptions contracts, futures contracts, securities sold short, swap contracts and foreign currency	24,531	(3,966)
Net unrealized appreciation (depreciation) on investments and securities sold short	150,460	597
Net unrealized appreciation (depreciation) on futures contracts	445	15
Net unrealized depreciation on option contracts	–	–
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	–	–
Net unrealized appreciation (depreciation) on swap contracts	–	–
Net Assets	$3,898,461	$453,600
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.53	$9.99
	($3,898,460,722÷ 370,342,207 shares)	($453,600,346÷ 45,398,174 shares)
Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

278	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Emerging Markets Debt Fund	Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$ 2,198,172	$ 184,295		$ 1,348,489		$ 1,931,774		$ 2,490,387		$ 968,011
–	–		1,757		68,908		–		–
71,813	1,707		834		4,174		36,649		228,637
4,941	–		–		–		52,957		2,648
–	–		–		–		–		274
29,632	2,732		91,675		38,396		11,702		36,817
44,999	346		4,970		14,231		5,500		2,233
7,545	–		10,079		17,918		23,423		8,035
237	–		–		15		1,600		677
–	–		3		–		26		22
20,308	–		–		–		9,350		158
3,539	–		–		–		1		3
5,975	–		–		–		10,924		1
–	–		–		–		119		–
11	2		15		19		27		9
2,387,172	189,082		1,457,822		2,075,435		2,642,665		1,247,525

11,764	–		32,299		52,327		–		88,594
–	–		–		–		–		–
10,755	11,430		6,271		500		28,775		340
456	–		21		–		5,082		2,325
7,342	–		–		–		–		–
–	–		–		–		–		113,186
–	–		23		–		–		–
3,539	–		–		–		–		1,515
–	–		–		–		69		–
–	–		–		–		–		131,697
–	–		–		–		17,341		25
22,471	–		–		–		14,199		491
720	9		100		210		126		129
2	1		4		6		8		3
6	–		3		4		6		2
59	3		36		41		45		233
57,114	11,443		38,757		53,088		65,651		338,540
$ 2,330,058	$ 177,639		$ 1,419,065		$ 2,022,347		$ 2,577,014		$ 908,985
$ 2,199,737	$ 185,614		$ 1,353,402		$ 1,918,590		$ 1,488,835		$ 951,568
–	–		1,757		68,908		–		–
–	–		–		–		–		270
–	–		–		–		–		855
–	–		–		–		2,437		–
–	–		–		–		–		98,704

$ 2,325,651	$ 182,844		$ 1,426,845		$ 2,017,666		$ 1,524,555		$ 994,036
28,865	1,511		(272)		58		57,676		(1,383)

(21,727)	(5,397)		(2,475)		(8,589)		(4,294)		(83,038)
(1,565)	(1,319)		(4,913)		13,184		1,001,552		1,961
(1,074)	–		(120)		28		2,374		(2,237)
–	–		–		–		(2,387)		–

(2,501)	–		–		–		3,955		(342)
2,409	–		–		–		(6,417)		(12)
$ 2,330,058	$ 177,639		$ 1,419,065		$ 2,022,347		$ 2,577,014		$ 908,985
$10.43	$9.58		$9.93		$10.05		$20.34		$8.11
($2,330,058,312 ÷ 223,335,597 shares)	($177,638,685 ÷ 18,545,787 shares	)	($1,419,064,884 ÷ 142,905,018 shares	)	($2,022,347,227 ÷ 201,235,111 shares	)	($2,577,013,657 ÷ 126,714,372 shares	)	($908,985,270 ÷ 112,090,841 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	279

STATEMENTS OF OPERATIONS ($ Thousands) (Unaudited)

For the six month period ended November 30, 2017

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$16,887	$35,857
Dividends from affiliated investments(1)	309	638
Interest income	–	639
Security lending income — net(1)(2)	30	33
Less: foreign taxes withheld	(51)	(89)
Total Investment Income	17,175	37,078
Expenses:
Investment advisory fees	3,750	7,102
Administration fees	469	888
Trustees’ fees	14	26
Chief compliance officer fees	4	8
Custodian/wire agent fees	42	78
Professional fees	31	58
Registration fees	10	28
Printing fees	8	16
Other expenses	49	89
Total Expenses	4,377	8,293
Less:
Waiver of investment advisory fees	(2,033)	(4,084)
Waiver of administration fees	(469)	(888)
Fees paid indirectly(1)	(10)	(6)
Net Expenses	1,865	3,315
Net Investment Income	15,310	33,763
Net Realized Gain (Loss) on:
Investments	85,791	176,368
Affiliated investments	(2)	–
Futures contracts	(137)	2,148
Foreign currency transactions	–	(12)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	117,794	112,973
Affiliated investments	(3)	(5)
Futures contracts	–	150
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	13
Net Increase in Net Assets Resulting from Operations	$218,753	$325,398

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

280	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund

$23,795	$45,129	$5,947	$2,651	$2,027	$9,902	$19,865
148	374	106	79	103	303	198
155	23	7	–	–	–	–
79	58	450	187	238	545	–
(3)	–	(5)	(3)	(4)	(15)	(134)
24,174	45,584	6,505	2,914	2,364	10,735	19,929

1,963	636	532	1,610	1,481	5,651	4,976
577	1,059	222	124	114	435	383
17	31	6	4	3	13	11
5	10	2	1	1	4	4
50	89	19	11	10	37	32
37	69	14	8	8	28	25
10	21	6	3	2	8	7
10	20	4	2	2	8	7
67	495	27	13	12	46	36
2,736	2,430	832	1,776	1,633	6,230	5,481

(1,848)	(424)	(399)	(578)	(565)	(2,070)	(3,292)
(577)	(1,059)	(222)	(124)	(114)	(435)	(383)
–	–	–	(4)	(1)	(8)	–
311	947	211	1,070	953	3,717	1,806
23,863	44,637	6,294	1,844	1,411	7,018	18,123

50,328	13,758	8,646	23,657	34,553	94,719	70,868
(2)	(2)	28	–	–	(7)	–
1,530	4,622	713	(125)	452	(309)	4,176
–	–	–	–	–	–	4

159,648	370,119	84,405	25,341	12,330	80,238	35,732
258	(9)	462	(4)	(8)	(20)	–
2,346	5,181	2,476	(4)	(22)	–	(178)
–	–	–	–	–	–	–
$237,971	$438,306	$103,024	$50,709	$48,716	$181,639	$128,725

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	281

STATEMENTS OF OPERATIONS ($ Thousands) (Unaudited)

For the six month period ended November 30, 2017

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund
Investment Income:
Dividends	$24,021	$80,659	$959
Dividends from affiliated investments(1)	230	936	10
Interest income	–	1,606	–
Security lending income – net(1)(2)	–	1,709	–
Less: foreign taxes withheld	(1,030)	(7,434)	(100)
Total Investment Income	23,221	77,476	869
Expenses:
Investment advisory fees	5,658	22,747	310
Administration fees	435	2,068	24
Trustees’ fees	13	60	1
Chief compliance officer fees	4	20	–
Custodian/wire agent fees	89	453	34
Professional fees	28	133	2
Registration fees	15	37	1
Printing fees	8	37	–
Other expenses	39	197	2
Total Expenses	6,289	25,752	374
Less:
Waiver of investment advisory fees	(3,743)	(10,340)	(186)
Waiver of administration fees	(435)	(2,068)	(24)
Fees paid indirectly(1)	–	(52)	–
Net Expenses	2,111	13,292	164
Net Investment Income	21,110	64,184	705
Net Realized Gain (Loss) on:
Investments	32,911	186,419	6,588
Affiliated investments	–	(19)	–
Futures contracts	3,674	12,098	317
Foreign currency transactions	(7,861)	316	27
Purchased and written options	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	76,045	518,101	2,585
Securities sold short	–	–	–
Affiliated investments	–	(28)	–
Futures contracts	416	(3,348)	(28)
Purchased and written options	–	–	–
Swap contracts	–	–	–
Foreign capital gains tax	–	(167)	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	1,352	235	4
Net Increase in Net Assets Resulting from Operations	$127,647	$777,791	$10,198

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

(3) The Fund commenced operations on June 30, 2017.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

282	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

World Select Equity Fund(3)	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund

$7,158	$16,742	$35	$–	$1,996	$7
51	33	416	1,067	668	106
–	–	36,053	74,950	98,708	40,856
–	–	–	–	–	–
(432)	(1,716)	(1)	–	–	–
6,777	15,059	36,503	76,017	101,372	40,969

2,171	6,500	5,074	8,835	7,246	3,086
197	310	564	1,473	743	514
5	9	16	43	22	15
2	3	5	14	7	5
18	317	47	124	63	46
11	20	37	96	48	34
–	6	11	38	16	8
4	6	10	27	14	9
19	30	55	143	72	54
2,427	7,201	5,819	10,793	8,231	3,771

(1,105)	(3,033)	(2,551)	(5,890)	(3,056)	(1,749)
(197)	(310)	(564)	(1,473)	(743)	(514)
–	–	–	–	–	–
1,125	3,858	2,704	3,430	4,432	1,508
5,652	11,201	33,799	72,587	96,940	39,461

11,073	45,242	3,609	16,718	5,468	40,228
–	–	–	–	–	–
3,644	–	191	(7,352)	–	2,107
600	(121)	–	261	–	–
(2,723)	–	–	(896)	–	–
–	–	–	1,807	802	–

86,087	71,127	3,216	(31,388)	(28,979)	(9,197)
–	–	–	–	–	–
–	–	–	–	–	–
(234)	–	329	2,767	–	(791)
(50)	–	–	(404)	–	–
–	–	–	(1,367)	(771)	–
(10)	(292)	–	–	–	–

(1)	(47)	–	580	(1)	–
$104,038	$127,110	$41,144	$53,313	$73,459	$71,808

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	283

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands) (Unaudited)

For the six month period ended November 30, 2017

	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$9	$–	$–
Dividends from affiliated investments(1)	187	13	–
Interest income	73,341	4,641	73,207
Less: foreign taxes withheld	–	–	(1,179)
Total Investment Income	73,537	4,654	72,028
Expenses:
Investment advisory fees	5,662	370	9,725
Administration fees	944	123	572
Trustees’ fees	27	4	17
Chief compliance officer fees	9	1	5
Custodian/wire agent fees	77	10	251
Professional fees	61	8	37
Registration fees	24	3	12
Printing fees	17	2	10
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	89	13	54
Total Expenses	6,910	534	10,683
Less:
Waiver of investment advisory fees	(3,209)	(123)	(5,378)
Waiver of administration fees	(944)	(123)	(572)
Net Expenses	2,757	288	4,733
Net Investment Income	70,780	4,366	67,295
Net Realized Gain (Loss) on:
Investments	34,643	270	13,964
Securities sold short	–	–	–
Futures contracts	(558)	(59)	38
Foreign currency transactions	–	–	(2,855)
Purchased and written options	–	–	–
Swap contracts	–	–	1,779
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	44,496	(631)	13,667
Securities sold short	–	–	–
Futures contracts	613	30	(1,197)
Purchased and written options	–	–	–
Swap contracts	–	–	2,370
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	(6,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	$149,974	$3,976	$88,764

(1) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

284	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$25,597	$3,357
–	103	230	–	–
2,165	11,375	26,355	112	8,729
–	–	–	–	–
2,165	11,478	26,585	25,709	12,086

198	1,698	2,284	7,455	2,258
45	340	457	621	205
1	10	13	18	6
–	3	4	6	2
2	30	37	18	20
3	22	29	40	13
1	8	18	12	5
1	6	8	11	4
–	–	–	–	785
–	–	–	–	1,066
4	33	42	60	19
255	2,150	2,892	8,241	4,383

(144)	(1,086)	(1,096)	(6,710)	(1,519)
(45)	(340)	(457)	(621)	(205)
66	724	1,339	910	2,659
2,099	10,754	25,246	24,799	9,427

(149)	(891)	5,070	2,959	581
–	–	–	–	(2,710)
–	(10)	84	(14,096)	(3,195)
–	–	–	(4,643)	277
–	–	–	(2,122)	(251)
–	–	–	(24)	147

(2,022)	(4,433)	68	213,068	6,613
–	–	–	–	(10,245)
–	(124)	161	4,437	3,076
–	–	–	(2,387)	134
–	–	–	(6,417)	409

–	–	–	11,256	(321)
$(72)	$5,296	$30,629	$226,830	$3,942

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	285

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2017 (Unaudited) and the year ended May 31, 2017

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17
Operations:
Net investment income	$15,310	$30,406	$33,763	$63,624
Net realized gain from investments, securities sold short, futures contracts, options, swaptions and swap contracts	85,652	290,075	178,516	367,413
Net realized gain (loss) on foreign currency transactions	–	–	(12)	2
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	117,791	(64,045)	113,118	116,320
Net change in unrealized appreciation (depreciation) on foreign currency transactions	–	–	13	(4)
Net Increase in Net Assets Resulting from Operations	218,753	256,436	325,398	547,355
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(15,662)	(25,987)	(22,455)	(66,842)
Net realized gains:
Class A	–	(71,695)	–	(119,433)
Total Dividends and Distributions	(15,662)	(97,682)	(22,455)	(186,275)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	55,124	237,858	208,129	357,302
Reinvestment of dividends & distributions	15,292	94,268	22,055	183,548
Cost of shares redeemed	(508,067)	(558,120)	(865,806)	(778,425)
Net Increase (Decrease) from Class A Transactions	(437,651)	(225,994)	(635,622)	(237,575)
Net Increase (Decrease) in Net Assets	(234,560)	(67,240)	(332,679)	123,505
Net Assets
Beginning of Period	2,019,282	2,086,522	3,715,731	3,592,226
End of Period	$1,784,722	$2,019,282	$3,383,052	$3,715,731
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$8,710	$9,062	$14,525	$3,217

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

286	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17

$23,863	$42,722	$44,637	$73,293	$6,294	$11,840	$1,844	$4,052	$1,411	$2,857

51,856	20,222	18,378	3,784	9,387	21,976	23,532	54,460	35,005	51,639
–	–	–	–	–	–	–	–	–	–

162,252	293,180	375,291	522,071	87,343	109,196	25,333	16,793	12,300	8,874
–	–	–	–	–	–	–	–	–	–
237,971	356,124	438,306	599,148	103,024	143,012	50,709	75,305	48,716	63,370

(21,383)	(36,809)	(39,691)	(62,217)	(5,176)	(11,399)	(1,106)	(4,465)	(995)	(2,948)

–	(26,825)	–	–	–	(16,452)	–	(14,225)	–	(8)
(21,383)	(63,634)	(39,691)	(62,217)	(5,176)	(27,851)	(1,106)	(18,690)	(995)	(2,956)

153,248	402,651	516,003	703,191	151,852	223,817	12,433	40,704	22,065	57,705
20,968	63,173	38,737	60,939	5,079	27,665	1,042	17,438	967	2,879
(422,724)	(465,815)	(799,953)	(584,758)	(262,582)	(162,994)	(80,201)	(103,451)	(100,091)	(114,010)
(248,508)	9	(245,213)	179,372	(105,651)	88,488	(66,726)	(45,309)	(77,059)	(53,426)
(31,920)	292,499	153,402	716,303	(7,803)	203,649	(17,123)	11,306	(29,338)	6,988

2,354,169	2,061,670	4,100,863	3,384,560	917,907	714,258	513,528	502,222	462,730	455,742
$2,322,249	$2,354,169	$4,254,265	$4,100,863	$910,104	$917,907	$496,405	$513,528	$433,392	$462,730

$14,713	$12,233	$26,357	$21,411	$2,468	$1,350	$574	$(164)	$766	$350

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	287

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2017 (Unaudited) and the year ended May 31, 2017

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17
Operations:
Net investment income	$7,018	$13,708	$18,123	$35,918
Net realized gain from investments, securities sold short, futures contracts, options, swaptions and swap contracts	94,403	159,077	75,044	111,833
Net realized gain (loss) on foreign currency transactions	–	(1)	4	(55)
Net change in unrealized appreciation on investments, securities sold short, futures contracts, options and swap contracts	80,218	74,682	35,554	46,727
Net change in unrealized appreciation (depreciation) on foreign currency transactions	–	1	–	53
Net change in unrealized depreciation on foreign cap gains tax	–	–	–	–
Net Increase in Net Assets Resulting from Operations	181,639	247,467	128,725	194,476
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(4,738)	(14,467)	(17,278)	(31,322)
Net realized gains:
Class A	–	(69,138)	–	(68,742)
Total Dividends and Distributions	(4,738)	(83,605)	(17,278)	(100,064)
Capital Share Transactions:(2)
Class A:
Proceeds from shares issued	149,535	166,790	266,359	182,454
Reinvestment of dividends & distributions	4,683	82,566	17,119	98,801
Cost of shares redeemed	(296,452)	(325,769)	(340,847)	(419,154)
Net Increase (Decrease) from Class A Transactions	(142,234)	(76,413)	(57,369)	(137,899)
Net Increase (Decrease) in Net Assets	34,667	87,449	54,078	(43,487)
Net Assets
Beginning of Period	1,730,233	1,642,784	1,481,081	1,524,568
End of Period	$1,764,900	$1,730,233	$1,535,159	$1,481,081
Undistributed Net Investment Income Included in Net Assets at Period End	$6,717	$4,437	$9,260	$8,415

(1) The Fund commenced operations on June 30, 2017.

(2) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

288	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund(1)	Emerging Markets Equity Fund
06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/30/17 to 11/30/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17

$ 21,110	$34,983	$64,184	$163,126	$705	$1,864	$5,652	$11,201	$16,327

36,585	30,847	198,498	182,637	6,905	2,913	11,994	45,242	27,256
(7,861)	3,945	316	(5,796)	27	(68)	600	(121)	(310)

76,461	101,364	514,725	995,076	2,557	15,579	85,803	71,127	175,953
1,352	(825)	235	166	4	7	(1)	(47)	28
–	–	(167)	(276)	–	–	(10)	(292)	(549)
127,647	170,314	777,791	1,334,933	10,198	20,295	104,038	127,110	218,705

–	(25,571)	–	(141,484)	–	(1,510)	–	–	(22,033)

–	(20,333)	–	–	–	–	–	–	–
–	(45,904)	–	(141,484)	–	(1,510)	–	–	(22,033)

413,527	697,785	1,065,487	1,083,014	6,140	11,710	1,077,242	133,720	231,574
–	45,551	1	138,000	–	978	–	–	21,065
(181,955)	(295,077)	(1,414,625)	(1,164,046)	(26,716)	(8,883)	(27,668)	(342,931)	(134,245)
231,572	448,259	(349,137)	56,968	(20,576)	3,805	1,049,574	(209,211)	118,394
359,219	572,669	428,654	1,250,417	(10,378)	22,590	1,153,612	(82,101)	315,066

1,633,683	1,061,014	8,174,354	6,923,937	105,426	82,836	–	1,250,465	935,399
$ 1,992,902	$1,633,683	$8,603,008	$8,174,354	$95,048	$105,426	$1,153,612	$1,168,364	$1,250,465
$ 36,206	$15,096	$150,429	$86,245	$1,875	$1,170	$5,652	$17,363	$6,162

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	289

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2017 (Unaudited) and the year ended May 31, 2017

	Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17
Operations:
Net investment income	$33,799	$61,361	$72,587	$143,271	$96,940	$187,572
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	3,800	5,134	10,277	2,051	6,270	(2,675)
Net realized gain on foreign currency transactions	–	–	261	2,218	–	–
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	3,545	29,829	(30,392)	(14,881)	(29,750)	208,173
Net change in unrealized appreciation (depreciation) on foreign currency transactions	–	–	580	(1,022)	(1)	–
Net Increase in Net Assets Resulting from Operations	41,144	96,324	53,313	131,637	73,459	393,070
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(33,080)	(48,801)	(84,783)	(146,281)	(93,671)	(184,166)
Net realized gains:
Class A	–	–	–	(60,080)	–	(21,939)
Total Dividends and Distributions	(33,080)	(48,801)	(84,783)	(206,361)	(93,671)	(206,105)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	219,850	315,965	1,052,110	1,677,257(2)	213,215	454,689
Reinvestment of dividends & distributions	32,363	47,717	82,735	202,734	91,705	201,869
Cost of shares redeemed	(410,064)	(336,845)	(802,382)	(1,298,821)	(281,992)	(542,626)
Net Increase (Decrease) from Class A Transactions	(157,851)	26,837	332,463	581,170	22,928	113,932
Net Increase (Decrease) in Net Assets	(149,787)	74,360	300,993	506,446	2,716	300,897
Net Assets
Beginning of Period	2,204,029	2,129,669	5,771,305	5,264,859	2,940,816	2,639,919
End of Period	$2,054,242	$2,204,029	$6,072,298	$5,771,305	$2,943,532	$2,940,816
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$29,957	$29,238	$(4,558)	$7,638	$19,290	$16,021

(1) See Note 7 in Notes to Financial Statements for additional information.

(2) Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

290	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17

$39,461	$100,890	$70,780	$128,061	$4,366	$7,315

42,335	40,181	34,085	25,126	211	74
–	–	–	–	–	–

(9,988)	(44,321)	45,109	5,842	(601)	1,566

–	–	–	–	–	–
71,808	96,750	149,974	159,029	3,976	8,955

(39,388)	(100,868)	(70,800)	(128,089)	(4,457)	(7,896)

–	(67,343)	–	(5,618)	–	–
(39,388)	(168,211)	(70,800)	(133,707)	(4,457)	(7,896)

187,216	313,605	330,368	505,306	100,513	236,667
37,196	160,562	70,799	133,672	4,380	7,601
(445,528)	(1,017,657)	(193,986)	(386,000)	(137,559)	(294,209)
(221,116)	(543,490)	207,181	252,978	(32,666)	(49,941)
(188,696)	(614,951)	286,355	278,300	(33,147)	(48,882)

2,160,286	2,775,237	3,612,106	3,333,806	486,747	535,629
$1,971,590	$2,160,286	$3,898,461	$3,612,106	$453,600	$486,747

$(1,711)	$(1,784)	$(1,130)	$(1,110)	$(100)	$(9)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	291

STATEMENTS OF CHANGES IN NET ASSESTS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2017 (Unaudited) and the year ended May 31, 2017

	Emerging Markets Debt Fund		Real Return Fund
	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17
Operations:
Net investment income	$67,295	$121,178	$2,099	$3,256
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	15,781	24,170	(149)	291
Net realized gain (loss) on foreign currency transactions	(2,855)	(54,224)	–	–
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	14,840	137,452	(2,022)	(848)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(6,297)	9,335	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	88,764	237,911	(72)	2,699
Dividends and Distributions to Shareholders:
Net investment income:
Class A	(32,120)	(68,236)	(1,182)	(2,419)
Net realized gains:
Class A	–	–	–	–
Total Dividends and Distributions	(32,120)	(68,236)	(1,182)	(2,419)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	221,980	346,957	46,424	44,458
Reinvestment of dividends & distributions	31,342	66,567	1,170	2,382
Cost of shares redeemed	(191,572)	(307,286)	(28,839)	(36,954)
Net Increase (Decrease) from Class A Transactions	61,750	106,238	18,755	9,886
Net Increase in Net Assets	118,394	275,913	17,501	10,166
Net Assets
Beginning of Period	2,211,664	1,935,751	160,138	149,972
End of Period	$2,330,058	$2,211,664	$177,639	$160,138
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$28,865	$(6,310)	$1,511	$594

(1) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

292	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17	06/01/17 to 11/30/17	06/01/16 to 05/31/17

$ 10,754	$17,416	$25,246	$41,015	$24,799	$44,898	$9,427	$14,947

(901)	(215)	5,154	6,787	(13,283)	45,196	(5,428)	4,500
–	–	–	–	(4,643)	30,922	277	(837)

(4,557)	(1,921)	229	3,333	208,701	292,185	(13)	(24,474)
–	–	–	–	11,256	(17,458)	(321)	130
5,296	15,280	30,629	51,135	226,830	395,743	3,942	(5,734)

(11,041)	(17,979)	(25,326)	(41,173)	–	(35,306)	–	(12,571)

–	(563)	–	–	–	–	–	–
(11,041)	(18,542)	(25,326)	(41,173)	–	(35,306)	–	(12,571)

282,924	466,696	348,344	311,428	219,377	354,097	186,197	146,510
10,902	18,219	25,326	41,119	–	34,144	–	11,953
(216,228)	(290,699)	(45,187)	(114,382)	(343,382)	(353,643)	(47,372)	(106,969)
77,598	194,216	328,483	238,165	(124,005)	34,598	138,825	51,494
71,853	190,954	333,786	248,127	102,825	395,035	142,767	33,189

1,347,212	1,156,258	1,688,561	1,440,434	2,474,189	2,079,154	766,218	733,029
$1,419,065	$1,347,212	$2,022,347	$1,688,561	$2,577,014	$2,474,189	$908,985	$766,218

$(272)	$15	$58	$138	$57,676	$32,877	$(1,383)	$(10,810)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	293

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) ($ Thousands)

For the six month period ended November 30, 2017

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$3,942
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of investment securities	(520,734)
Proceeds from disposition of investment securities	414,573
Purchased options/purchases to cover written options and securities sold short	(16,823)
Proceeds from sale of options/expired options and securities sold short	20,184
Amortization (accretion of market discount)	(4,299)
Net Realized (Gain) Loss on:
Investments	(581)
Options	251
Securities sold short	2,710
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(6,613)
Options	(134)
Securities sold short	10,245
Changes in Assets:
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	(104)
Dividends and interest receivable	19
Receivable for investment securities sold	4,565
Receivable for variation margin	404
Foreign tax reclaim receivable	(1)
Unrealized gain on forward foreign currency contracts	114
Unrealized gain on spot currency contracts	(3)
Foreign currency, at value	(274)
Swap contracts, at value	9
Prepaid expenses	(4)
Changes in Liabilities:
Payable for investment securities purchased	54,369
Payable for variation margin	271
Swap contracts, at value	611
Unrealized loss on forward foreign currency contracts	198
Unrealized loss on spot currency contracts	25
Investment advisory fees payable	16
CCO fees payable	1
Interest payable	1
Accrued expense payable	53
Net Cash Used in Operating Activities	(37,009)
Cash Flows from Financing Activities
Reverse repurchase agreements	3,814
Proceeds from shares issued	173,900
Cost of shares redeemed	(47,903)
Net Cash Provided by Financing Activities	129,811
Net Change in Cash	92,802
Cash at Beginning of Period	$135,835
Cash at End of Period	$228,637
Supplemental Disclosure of Cash Flow Information
Interest paid	$–

The accompanying notes are an integral part of the financial statements.

294	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2017 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2017@	$20.42	$0.17	$2.38	$2.55	$(0.18)	$–	$(0.18)	$22.79	12.55%	$1,784,722	0.20%	0.20%	0.47%	1.62%	21%
2017	18.90	0.29	2.19	2.48	(0.25)	(0.71)	(0.96)	20.42	13.44	2,019,282	0.20	0.20	0.47	1.49	97
2016	22.89	0.33	(0.96)	(0.63)	(0.32)	(3.04)	(3.36)	18.90	(2.41)	2,086,522	0.20(2)	0.20(2)	0.47(2)	1.60	73
2015	22.72	0.30	2.27	2.57	(0.31)	(2.09)	(2.40)	22.89	11.95	2,366,204	0.19	0.19	0.47	1.30	60
2014	20.94	0.30	3.96	4.26	(0.30)	(2.18)	(2.48)	22.72	21.32	2,305,214	0.18	0.18	0.46	1.38	59
2013	17.07	0.34	4.38	4.72	(0.33)	(0.52)	(0.85)	20.94	28.44	1,897,837	0.19(3)	0.19	0.46(3)	1.79	47
Large Cap Disciplined Equity Fund
Class A
2017@	$13.87	$0.14	$1.21	$1.35	$(0.09)	$–	$(0.09)	$15.13	9.79%	$3,383,052	0.19%	0.19%	0.47%	1.90%	50%
2017	12.57	0.23	1.75	1.98	(0.24)	(0.44)	(0.68)	13.87	16.23	3,715,731	0.19	0.19	0.47	1.74	104
2016	14.38	0.24	(0.14)	0.10	(0.25)	(1.66)	(1.91)	12.57	1.34	3,592,226	0.19(2)	0.19(2)	0.47(2)	1.82	102
2015	14.79	0.24	1.45	1.69	(0.23)	(1.87)	(2.10)	14.38	12.23	4,198,645	0.18(4)	0.18	0.47(4)	1.61	113
2014	13.24	0.23	2.39	2.62	(0.20)	(0.87)	(1.07)	14.79	20.49	4,622,216	0.18(5)	0.18	0.46(5)	1.65	110
2013	10.58	0.21	2.73	2.94	(0.28)	–	(0.28)	13.24	28.24	5,500,315	0.17(6)	0.17	0.46(6)	1.80	109
Large Cap Index Fund
Class A
2017@	$182.82	$1.96	$17.78	$19.74	$(1.77)	$–	$(1.77)	$200.79	10.86%	$2,322,249	0.03%	0.03%	0.24%	2.07%	10%
2017	160.22	3.30	24.18	27.48	(2.83)	(2.05)	(4.88)	182.82	17.44	2,354,169	0.03	0.03	0.24	1.94	12
2016	169.36	3.26	(2.45)	0.81	(3.32)	(6.63)	(9.95)	160.22	0.76	2,061,670	0.03(2)	0.03(2)	0.25(2)	2.06	18
2015	164.21	3.14	15.63	18.77	(3.23)	(10.39)	(13.62)	169.36	11.89	1,972,254	0.03	0.03	0.24	1.87	12
2014	140.87	2.91	25.93	28.84	(3.02)	(2.48)	(5.50)	164.21	20.88	1,905,609	0.02	0.02	0.23	1.92	10
2013	113.85	2.77	28.02	30.79	(2.61)	(1.16)	(3.77)	140.87	27.55	2,214,088	0.03	0.03	0.23	2.18	14
S&P 500 Index Fund
Class A
2017@	$13.39	$0.15	$1.30	$1.45	$(0.13)	$–	$(0.13)	$14.71	10.90%	$4,254,265	0.04%	0.04%	0.11%	2.11%	11%
2017	11.60	0.24	1.76	2.00	(0.21)	–	(0.21)	13.39	17.42	4,100,863	0.06	0.06	0.12	1.98	8
2016	11.69	0.24	(0.06)	0.18	(0.24)	(0.03)	(0.27)	11.60	1.66	3,384,560	0.05(2)	0.05(2)	0.12(2)	2.11	13
2015	10.68	0.23	1.01	1.24	(0.21)	(0.02)	(0.23)	11.69	11.71	3,194,844	0.04	0.04	0.11	2.03	15
2014(7)	10.00	0.09	0.63	0.72	(0.04)	–	(0.04)	10.68	7.27	836,591	0.04	0.04	0.11	2.02	3
Extended Market Index Fund
Class A
2017@	$14.16	$0.11	$1.62	$1.73	$(0.09)	$–	$(0.09)	$15.80	12.24%	$910,104	0.05%	0.05%	0.19%	1.42%	31%
2017	12.30	0.19	2.13	2.32	(0.19)	(0.27)	(0.46)	14.16	19.03	917,907	0.06	0.06	0.19	1.43	20
2016	13.69	0.18	(0.98)	(0.80)	(0.18)	(0.41)	(0.59)	12.30	(5.66)	714,258	0.07(2)	0.07(2)	0.20(2)	1.49	27
2015	12.74	0.17	1.27	1.44	(0.19)	(0.30)	(0.49)	13.69	11.61	737,363	0.06	0.06	0.19	1.30	19
2014	10.77	0.17	2.03	2.20	(0.14)	(0.09)	(0.23)	12.74	20.59	513,283	0.06	0.06	0.18	1.36	17
2013(8)	10.00	0.03	0.75	0.78	(0.01)	–	(0.01)	10.77	7.84	174,107	0.11	0.11	0.22	1.30	4

@	For the six-month period ended November 30, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.46%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.46%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.17%, 0.17% and 0.46%, respectively.
(7)	Commenced operations on December 18, 2013. All ratios for the period have been annualized.
(8)	Commenced operations on February 28, 2013. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	295

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2017 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Fund
Class A
2017@	$17.83	$0.07	$1.85		$1.92	$(0.04)	$–	$(0.04)	$19.71	10.79%	$496,405	0.43%		0.43%	0.72%	0.74%	58%
2017	15.99	0.13	2.33		2.46	(0.15)	(0.47)	(0.62)	17.83	15.40	513,528	0.44		0.44	0.72	0.77	114
2016	19.06	0.17	(1.18)		(1.01)	(0.19)	(1.87)	(2.06)	15.99	(4.99)	502,222	0.46	(2)	0.46(2)	0.72(2)	0.99	115
2015	17.95	0.11	1.62		1.73	(0.13)	(0.49)	(0.62)	19.06	9.86	683,624	0.48		0.48	0.72	0.61	113
2014	15.42	0.12	2.56		2.68	(0.15)	–	(0.15)	17.95	17.39	692,554	0.47		0.47	0.72	0.67	63
2013	12.04	0.13	3.42		3.55	(0.17)	–	(0.17)	15.42	29.71	778,976	0.47		0.47	0.71	1.01	85
Small Cap II Fund
Class A
2017@	$12.65	$0.04	$1.38		$1.42	$(0.03)	$–	$(0.03)	$14.04	11.23%	$433,392	0.42%		0.42%	0.72%	0.62%	68%
2017	11.14	0.07	1.52		1.59	(0.08)	–^	(0.08)	12.65	14.27	462,730	0.43		0.43	0.72	0.61	111
2016	12.95	0.08	(0.89)		(0.81)	(0.08)	(0.92)	(1.00)	11.14	(6.07)	455,742	0.45	(2)	0.45(2)	0.72(2)	0.70	134
2015	12.50	0.06	1.42		1.48	(0.07)	(0.96)	(1.03)	12.95	12.58	373,858	0.46		0.46	0.72	0.49	107
2014	12.23	0.06	2.01		2.07	(0.07)	(1.73)	(1.80)	12.50	17.35	252,435	0.46		0.46	0.71	0.50	108
2013	9.62	0.09	2.64		2.73	(0.09)	(0.03)	(0.12)	12.23	28.54	221,697	0.48		0.48	0.72	0.88	113
Small/Mid Cap Equity Fund
Class A
2017@	$13.19	$0.06	$1.38		$1.44	$(0.04)	$–	$(0.04)	$14.59	10.91%	$1,764,900	0.43%		0.43%	0.72%	0.81%	53%
2017	11.98	0.10	1.75		1.85	(0.11)	(0.53)	(0.64)	13.19	15.53	1,730,233	0.44		0.44	0.72	0.80	84
2016	14.89	0.12	(0.99)		(0.87)	(0.13)	(1.91)	(2.04)	11.98	(5.33)	1,642,784	0.46	(2)	0.46(2)	0.72(2)	0.93	104
2015	15.58	0.10	1.47		1.57	(0.10)	(2.16)	(2.26)	14.89	11.16	1,859,609	0.47		0.47	0.72	0.66	95
2014	15.69	0.09	2.87		2.96	(0.11)	(2.96)	(3.07)	15.58	20.09	1,829,276	0.46		0.46	0.71	0.55	54
2013	12.34	0.14	3.45		3.59	(0.15)	(0.09)	(0.24)	15.69	29.49	2,153,745	0.46		0.46	0.71	1.02	92
U.S. Managed Volatility Fund
Class A
2017@	$14.83	$0.18	$1.08		$1.26	$(0.17)	$–	$(0.17)	$15.92	8.60%	$1,535,159	0.24%		0.24%	0.72%	2.37%	28%
2017	13.92	0.34	1.54		1.88	(0.30)	(0.67)	(0.97)	14.83	13.93	1,481,081	0.24		0.24	0.72	2.38	40
2016	14.64	0.34	0.13		0.47	(0.35)	(0.84)	(1.19)	13.92	3.71	1,524,568	0.24	(2)	0.24(2)	0.72(2)	2.47	62
2015	14.74	0.34	1.52		1.86	(0.34)	(1.62)	(1.96)	14.64	13.33	1,414,638	0.24		0.24	0.72	2.27	58
2014	13.54	0.31	2.42		2.73	(0.31)	(1.22)	(1.53)	14.74	21.39	1,236,524	0.23		0.23	0.71	2.19	72
2013	11.39	0.32	2.37		2.69	(0.31)	(0.23)	(0.54)	13.54	24.19	1,145,980	0.24		0.24	0.71	2.55	41
Global Managed Volatility Fund
Class A
2017@	$11.72	$0.15	$0.71		$0.86	$–	$–	$–	$12.58	7.34%	$1,992,902	0.24%		0.24%	0.72%	2.43%	18%
2017	10.78	0.31	1.10		1.41	(0.26)	(0.21)	(0.47)	11.72	13.50	1,633,683	0.25		0.25	0.73	2.80	36
2016(3)	10.00	0.12	0.66		0.78	–	–	–	10.78	7.80	1,061,014	0.26	(2)	0.26(2)	0.73(2)	3.34	42
World Equity Ex-US Fund
Class A
2017@	$12.63	$0.10	$1.16		$1.26	$–	$–	$–	$13.89	9.98%	$8,603,008	0.32%		0.32%	0.62%	1.55%	32%
2017	10.80	0.25	1.80		2.05	(0.22)	–	(0.22)	12.63	19.28	8,174,354	0.32		0.32	0.62	2.20	71
2016	12.68	0.23	(1.83)		(1.60)	(0.23)	(0.05)	(0.28)	10.80	(12.60)	6,923,937	0.33	(2)	0.33(2)	0.63(2)	2.11	50
2015	12.86	0.25	(0.03	)(4)	0.22	(0.25)	(0.15)	(0.40)	12.68	1.93	7,644,844	0.34		0.34	0.62	2.00	45
2014	11.51	0.24	1.40		1.64	(0.29)	–	(0.29)	12.86	14.31	6,723,128	0.34		0.34	0.62	2.01	46
2013	9.24	0.25	2.24		2.49	(0.22)	–	(0.22)	11.51	27.11	6,192,852	0.35		0.35	0.62	2.30	52

@	For the six-month period ended November 30, 2017. All ratios for the period have been annualized.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.01.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside the cap.

(3)	Commenced operations on January 29, 2016. All ratios for the period have been annualized.

(4)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

296	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2017 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2017@	$10.36	$ 0.08	$1.12		$1.20	$ –	$ –	$ –	$ 11.56	11.58%	$95,048	0.34%	0.34%	0.78%	1.48%	22%
2017	8.50	0.19	1.82		2.01	(0.15)	–	(0.15)	10.36	23.99	105,426	0.35	0.35	0.79	2.03	52
2016	9.52	0.17	(1.01)		(0.84)	(0.18)	–	(0.18)	8.50	(8.78)	82,836	0.35(2)	0.35(2)	0.79(2)	2.01	41
2015	9.69	0.18	(0.19)		(0.01)	(0.16)	–	(0.16)	9.52	(0.04)	83,879	0.36	0.36	0.78	1.96	63
2014	8.66	0.16	1.04		1.20	(0.17)	–	(0.17)	9.69	13.87	77,117	0.44	0.44	0.85	1.75	45
2013	7.02	0.15	1.64		1.79	(0.15)	–	(0.15)	8.66	25.69	62,521	0.50	0.50	0.89	1.81	76
World Select Equity Fund
Class A
2017(3)@	$10.00	$ 0.06	$1.09		$1.15	$ –	$ –	$ –	$ 11.15	11.50%	$1,153,612	0.28%	0.28%	0.61%	1.42%	26%
Emerging Markets Equity Fund
Class A
2017@	$10.25	$ 0.10	$1.03		$1.13	$ –	$ –	$ –	$ 11.38	11.02%	$1,168,364	0.62%	0.62%	1.16%	1.81%	59%
2017	8.61	0.14	1.69		1.83	(0.19)	–	(0.19)	10.25	21.62	1,250,465	0.65	0.65	1.19	1.51	84
2016	10.01	0.14	(1.40)		(1.26)	(0.12)	(0.02)	(0.14)	8.61	(12.53)	935,399	0.70(2)	0.70(2)	1.24(2)	1.67	105
2015(4)	10.00	0.10	(0.07	)(5)	0.03	(0.02)	–	(0.02)	10.01	0.33	591,963	0.65	0.65	1.16	1.57	103
Opportunistic Income Fund
Class A
2017@	$8.29	$ 0.12	$0.03		$0.15	$ (0.12)	$ –	$ (0.12)	$ 8.32	1.85%	$2,054,242	0.24%	0.24%	0.52%	3.00%	30%
2017	8.11	0.23	0.14		0.37	(0.19)	–	(0.19)	8.29	4.57	2,204,029	0.26	0.26	0.52	2.83	37
2016	8.25	0.22	(0.15)		0.07	(0.21)	–	(0.21)	8.11	0.93	2,129,669	0.26(2)	0.26(2)	0.52(2)	2.67	35
2015	8.31	0.22	(0.06)		0.16	(0.22)	–	(0.22)	8.25	1.91	2,167,478	0.26	0.26	0.52	2.64	42
2014	8.26	0.19	0.02		0.21	(0.16)	–	(0.16)	8.31	2.59	1,875,851	0.24(6)	0.24(6)	0.52(6)	2.34	121
2013	7.97	0.12	0.34		0.46	(0.17)	–	(0.17)	8.26	5.78	996,522	0.21	0.26	0.52	1.41	26
Core Fixed Income Fund
Class A
2017@	$10.31	$ 0.13	$(0.04)		$0.09	$ (0.15)	$ –	$ (0.15)	$ 10.25	0.86%	$6,072,298	0.12%	0.12%	0.37%	2.46%	191%
2017	10.44	0.27	(0.02)		0.25	(0.27)	(0.11)	(0.38)	10.31	2.51	5,771,305	0.12	0.12	0.37	2.57	343
2016	10.62	0.28	0.02		0.30	(0.28)	(0.20)	(0.48)	10.44	2.97	5,264,859	0.13(2)	0.13(2)	0.37(2)	2.66	364
2015	10.54	0.27	0.12		0.39	(0.28)	(0.03)	(0.31)	10.62	3.79	5,600,807	0.13	0.13	0.37	2.59	316
2014	10.54	0.29	0.05		0.34	(0.30)	(0.04)	(0.34)	10.54	3.36	5,910,306	0.12	0.12	0.36	2.78	329
2013	10.63	0.27	0.06		0.33	(0.29)	(0.13)	(0.42)	10.54	3.12	6,484,218	0.13	0.13	0.36	2.53	315
High Yield Bond Fund
Class A
2017@	$9.13	$ 0.30	$(0.08)		$0.22	$ (0.29)	$ –	$ (0.29)	$ 9.06	2.41%	$2,943,532	0.30%	0.30%	0.55%	6.52%	27%
2017	8.53	0.59	0.66		1.25	(0.58)	(0.07)	(0.65)	9.13	15.05	2,940,816	0.30	0.30	0.55	6.61	65
2016	9.41	0.58	(0.81)		(0.23)	(0.58)	(0.07)	(0.65)	8.53	(2.17)	2,639,919	0.30(2)	0.30(2)	0.56(2)	6.81	50
2015	9.96	0.58	(0.34)		0.24	(0.58)	(0.21)	(0.79)	9.41	2.63	2,516,770	0.30	0.30	0.56	6.09	55
2014	10.01	0.63	0.10		0.73	(0.62)	(0.16)	(0.78)	9.96	7.75	2,175,102	0.30	0.30	0.56	6.41	65
2013	9.30	0.71	0.69		1.40	(0.69)	–	(0.69)	10.01	15.46	2,162,551	0.30(7)	0.30(7)	0.56(7)	7.23	72

@	For the six-month period ended November 30, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Commenced operations on June 30, 2017. All ratios for the period have been annualized.
(4)	Commenced operations on October 31, 2014. All ratios for the period have been annualized.
(5)	The amount shown for the year ended May 31, 2015, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.24%, 0.24% and 0.52%, respectively.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.56%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	297

FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2017 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2017@	$8.47	$0.16	$0.14	$0.30	$(0.16)	$–	$(0.16)	$8.61	3.62%	$1,971,590	0.15%	0.15%	0.37%	3.84%	55%
2017	8.68	0.34	0.02	0.36	(0.34)	(0.23)	(0.57)	8.47	4.41	2,160,286	0.15	0.15	0.37	3.94	76
2016	8.92	0.36	0.14	0.50	(0.36)	(0.38)	(0.74)	8.68	6.19	2,775,237	0.15(2)	0.15(2)	0.37(2)	4.23	72
2015	8.88	0.36	0.14	0.50	(0.36)	(0.10)	(0.46)	8.92	5.68	3,343,845	0.15	0.15	0.37	4.00	73
2014	8.75	0.36	0.17	0.53	(0.36)	(0.04)	(0.40)	8.88	6.41	4,021,437	0.15	0.15	0.37	4.28	105
2013	9.65	0.36	(0.25)	0.11	(0.36)	(0.65)	(1.01)	8.75	0.78	3,322,291	0.16	0.16	0.37	3.80	96
Long Duration Credit Fund
Class A
2017@	$10.31	$0.20	$0.22	$0.42	$(0.20)	$–	$(0.20)	$10.53	4.07%	$3,898,461	0.15%	0.15%	0.37%	3.75%	40%
2017	10.26	0.40	0.07	0.47	(0.40)	(0.02)	(0.42)	10.31	4.63	3,612,106	0.15	0.15	0.37	3.87	68
2016	10.18	0.41	0.30	0.71	(0.41)	(0.22)	(0.63)	10.26	7.37	3,333,806	0.15(2)	0.15(2)	0.37(2)	4.15	74
2015	10.20	0.43	(0.02)	0.41	(0.43)	–	(0.43)	10.18	4.02	3,465,228	0.15	0.15	0.37	4.16	151
2014	9.93	0.44	0.32	0.76	(0.44)	(0.05)	(0.49)	10.20	8.10	2,820,257	0.15	0.15	0.36	4.56	115
2013(3)	10.00	0.39	–	0.39	(0.39)	(0.07)	(0.46)	9.93	3.75	2,082,952	0.15	0.15	0.36	4.08	100
Ultra Short Duration Bond Fund
Class A
2017@	$10.00	$0.09	$(0.01)	$0.08	$(0.09)	$–	$(0.09)	$9.99	0.81%	$453,600	0.12%	0.12%	0.22%	1.77%	39%
2017	9.98	0.14	0.03	0.17	(0.15)	–	(0.15)	10.00	1.76	486,747	0.12	0.12	0.22	1.42	93
2016	10.01	0.11	(0.01)	0.10	(0.13)	–	(0.13)	9.98	1.01	535,629	0.12(2)	0.12(2)	0.22(2)	1.08	103
2015	10.05	0.09	(0.02)	0.07	(0.11)	–	(0.11)	10.01	0.72	645,872	0.12	0.12	0.22	0.95	112
2014	10.04	0.09	0.02	0.11	(0.10)	–	(0.10)	10.05	1.13	718,199	0.11	0.11	0.21	0.87	118
2013	9.95	0.10	0.11	0.21	(0.12)	–	(0.12)	10.04	2.14	522,593	0.12	0.12	0.21	1.02	178
Emerging Markets Debt Fund
Class A
2017@	$10.17	$0.30	$0.11	$0.41	$(0.15)	$–	$(0.15)	$10.43	4.00%	$2,330,058	0.41%	0.41%	0.93%	5.85%	42%
2017	9.39	0.58	0.53	1.11	(0.33)	–	(0.33)	10.17	12.19	2,211,664	0.43	0.43	0.94	5.89	82
2016	9.65	0.56	(0.73)	(0.17)	(0.09)	–	(0.09)	9.39	(1.77)	1,935,751	0.43(2)	0.43(2)	0.95(2)	6.19	77
2015	10.68	0.57	(1.22)	(0.65)	(0.38)	–	(0.38)	9.65	(6.17)	1,836,776	0.40	0.40	0.93	5.69	78
2014	11.11	0.60	(0.58)	0.02	(0.33)	(0.12)	(0.45)	10.68	0.44	1,596,100	0.45	0.45	0.95	5.86	100
2013	11.22	0.56	0.65	1.21	(0.84)	(0.48)	(1.32)	11.11	10.64	1,411,893	0.48	0.48	0.94	4.79	119
Real Return Fund
Class A
2017@	$9.65	$0.11	$(0.12)	$(0.01)	$(0.06)	$–	$(0.06)	$9.58	(0.06)%	$177,639	0.07%	0.07%	0.28%	2.33%	17%
2017	9.64	0.21	(0.04)	0.17	(0.16)	–	(0.16)	9.65	1.76	160,138	0.08	0.08	0.29	2.17	47
2016	9.59	0.08	(0.03)	0.05	–	–	–	9.64	0.52	149,972	0.08(2)	0.08(2)	0.29(2)	0.87	80
2015	9.82	(0.07)	(0.09)	(0.16)	(0.07)	–	(0.07)	9.59	(1.60)	227,335	0.08	0.08	0.29	(0.77)	41
2014	9.86	0.05	0.04	0.09	(0.04)	(0.09)	(0.13)	9.82	0.96	207,578	0.08	0.08	0.29	0.52	49
2013	10.29	0.09	(0.10)	(0.01)	(0.18)	(0.24)	(0.42)	9.86	(0.15)	251,852	0.11	0.11	0.28	0.87	97

@	For the six-month period ended November 30, 2017. All ratios for the period have been annualized.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside the cap.

(3)	Commenced operations on June 29, 2012. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

298	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the six month period ended November 30, 2017 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2017@	$9.97	$0.08	$(0.04)		$0.04	$(0.08)		$–	$(0.08)	$9.93	0.41%	$1,419,065	0.11%	0.11%	0.32%	1.58%	69%
2017	10.00	0.14	(0.02)		0.12	(0.15)		–^	(0.15)	9.97	1.21	1,347,212	0.11	0.11	0.32	1.42	92
2016	10.01	0.12	0.01		0.13	(0.13)		(0.01)	(0.14)	10.00	1.26	1,156,258	0.12	0.12	0.32	1.25	134
2015(2)	10.00	0.09	0.01		0.10	(0.09)		–	(0.09)	10.01	0.98	670,579	0.15	0.15	0.34	1.03	62
Intermediate Duration Credit Fund
Class A
2017@	$10.02	$0.14	$0.03		$0.17	$(0.14)		$–	$(0.14)	$10.05	1.70%	$2,022,347	0.15%	0.15%	0.32%	2.76%	71%
2017	9.96	0.27	0.06		0.33	(0.27)		–	(0.27)	10.02	3.38	1,688,561	0.15	0.15	0.32	2.72	151
2016	9.82	0.26	0.14		0.40	(0.26)		–	(0.26)	9.96	4.16	1,440,434	0.15	0.15	0.32	2.66	181
2015(3)	10.00	0.03	(0.18)		(0.15)	(0.03	)**	–	(0.03)	9.82	(1.46)	1,600,117	0.20	0.20	0.35	2.03	122
Dynamic Asset Allocation Fund
Class A
2017@	$18.57	$0.19	$1.58		$1.77	$–		$–	$–	$20.34	9.53%	$2,577,014	0.07%	0.07%	0.66%	1.99%	8%
2017	15.83	0.34	2.67		3.01	(0.27)		–	(0.27)	18.57	19.17	2,474,189	0.08	0.08	0.66	2.00	8
2016	16.97	0.33	(0.41)		(0.08)	(0.91)		(0.15)	(1.06)	15.83	(0.32)	2,079,154	0.08	0.08	0.67	2.08	12
2015	14.53	0.31	2.88		3.19	(0.75)		–	(0.75)	16.97	22.32	1,993,576	0.07	0.07	0.66	1.92	9
2014	12.81	0.27	1.69		1.96	(0.02)		(0.22)	(0.24)	14.53	15.49	1,557,322	0.07	0.07	0.66	1.99	11
2013	11.14	0.30	2.20		2.50	(0.35)		(0.48)	(0.83)	12.81	23.75	1,135,631	0.10	0.10	0.66	2.50	35
Multi-Asset Real Return Fund
Class A
2017@	$8.07	$0.09	$(0.05)		$0.04	$–		$–	$–	$8.11	0.50%	$908,985	0.65%(4)	0.65%(4)	1.07%(4)	2.30%	9%
2017	8.28	0.17	(0.24)		(0.07)	(0.14)		–	(0.14)	8.07	(0.85)	766,218	0.53(5)	0.53(5)	0.90(5)	2.02	58
2016	8.64	0.10	(0.38)		(0.28)	(0.08)		–	(0.08)	8.28	(3.19)	733,029	0.54(6)	0.54(6)	0.90(6)	1.17	91
2015	9.30	0.03	(0.51)		(0.48)	(0.18	)***	–	(0.18)	8.64	(5.16)	730,812	0.43(7)	0.43(7)	0.80(7)	0.29	99
2014	9.19	0.12	(0.01)		0.11	–		–	–	9.30	1.20	716,022	0.32(8)	0.32(8)	0.64(8)	1.30	122
2013	9.25	0.11	(0.10	)(9)	0.01	(0.07	)**	–	(0.07)	9.19	0.07	303,899	0.32(10)	0.32(10)	0.66(10)	1.11	49

@	For the six-month period ended November 30, 2017. All ratios for the period have been annualized.
**	Includes a return of capital of less than $0.01 per share.
***	Includes a return of capital of less than $0.02 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
^	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 31, 2014. All ratios for the period have been annualized.
(3)	Commenced operations on March 31, 2015. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.62%, respectively
(5)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.25%, 0.25% and 0.62%, respectively.
(6)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.31%, 0.31% and 0.67%, respectively.
(7)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.67%, respectively.
(8)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.62%, respectively.
(9)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(10)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.29%, 0.29% and 0.63%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	299

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2017

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 28 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/ Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation, Multi-Asset Real Return, Strategic U.S. Large Cap Equity and Global Equity Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds (the “Subsidiaries”) respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

As of November 30, 2017, the Strategic U.S. Large Cap Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with

300	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	301

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate

302	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended November 30, 2017, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statement of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	303

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2017, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its

304	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2017, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Dynamic Asset Allocation Funds had options/swaption contracts as of November 30, 2017, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2017, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2017, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	305

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2017, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the

306	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	307

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/ Mid Cap Equity, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2017, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2017, were as follows:

	Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
High Yield Bond Fund
Aspect Software	14,149	11/25/2016	11/25/2016	$ 111	$ 145	0.00%
	2,248	05/25/2016	05/25/2016	21	23	0.00%
				$ 132	$ 168	0.00%
Berry Petroleum	2,218	03/03/2017	03/03/2017	$ 22	$ 22	0.00%
Medical Card Systems	367,719	01/20/2016	01/20/2016	$ –	$ –	0.00%

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the

1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability

308	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of November 30, 2017, the Multi-Asset Real Return Fund is the buyer (“receiving protection”) on a total notional amount of $0.2 million. Additionally, the High Yield Bond, Core Fixed Income and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $22.8 million, $67.4 million, and $10.7 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

Core Fixed Income Fund
Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$-	$-	$-	$722,015	$722,015
Maximum potential amount of future payments	-	-	-	67,440,000	67,440,000
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	-	-	-	-	-

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	309

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total

Current credit spread* on underlying (in basis points)

0-100	$-	$-	$67,400,000	$-	$-	$67,400,000

> 100	-	-	-	-	-	-

Total	$-	$-	$67,400,000	$-	$-	$67,400,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

High Yield Bond Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$-	$-	$-	$1,858,950	$1,858,950

Maximum potential amount of future payments	-	-	-	22,801,000	22,801,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	-	-	-	-	-

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)

0-100	$-	$-	$-	$-	$-	$-

101-200	-	-	-	-	-	-

201-300	-	-	18,721,000	-	-	18,721,000

301-400	-	-	-	4,080,000	-	4,080,000

> 400	-	-	-	-	-	-

Total	$-	$-	$18,721,000	$4,080,000	$-	$22,801,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund
Written Credit Derivative Contracts		Single Name CDS	CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$-	$-	$(1,435,521)	$71,132	$(1,364,389)

Maximum potential amount of future payments	-	-	9,831,000	900,000	10,731,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	-	-	-	-	-

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term

	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)

0-300	$-	$-	$-	$-	$-	$-

301-400	-	-	-	900,000	-	900,000

> 400	-	-	-	9,831,000	-	9,831,000

Total	$-	$-	$-	$10,731,000	$-	$10,731,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

310	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments and the Statements of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2017 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Period ended November 30, 2017			Period ended November 30, 2017
	($ Thousands)			($ Thousands)
	Statements of Assets and Liabilities			Statements of Assets and Liabilities
	Location	Fair Value		Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$517	*	Net Assets – Unrealized depreciation on futures contracts	$102	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,564		Unrealized loss on forward foreign currency contracts	626
Total derivatives not accounted for as hedging instruments		$2,081			$728

World Select Equity Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$6,474	*	Net Assets – Unrealized depreciation on futures contracts	$6,708	*
Interest rate contracts	Options purchased, at value	11		Options written, at value	–
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,649		Unrealized loss on forward foreign currency contracts	2,755
Total derivatives not accounted for as hedging instruments		$9,134			$9,463
Core Fixed Income Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$2,440	*	Net Assets – Unrealized depreciation on futures contracts	$1,743	*
	Net Assets – Unrealized appreciation on swap contracts	1,846	†	Net Assets – Unrealized depreciation on swap contracts	629	†
	Options purchased, at value	342		Options written, at value	202
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	–	†	Net Assets – Unrealized depreciation on swap contracts	630	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	239		Unrealized loss on forward foreign currency contracts	430
	Net Assets – Unrealized appreciation on futures contracts	34	*	Net Assets – Unrealized depreciation on futures contracts	–	*
Total derivatives not accounted for as hedging instruments		$4,901			$3,634

High Yield Bond Fund
Interest rate contracts	Net Assets – Unrealized appreciation on swap contracts	$–	†	Net Assets – Unrealized depreciation on swap contracts	$613	†
Credit contracts	Net Assets – Unrealized appreciation on swap contracts	956	†	Net Assets – Unrealized depreciation on swap contracts	4	†
Total derivatives not accounted for as hedging instruments		$956			$617

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	311

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

	Asset Derivatives			Liability Derivatives
	Period ended November 30, 2017			Period ended November 30, 2017
	($ Thousands)			($ Thousands)
	Statements of Assets and Liabilities			Statements of Assets and Liabilities
	Location	Fair Value		Location	Fair Value

Emerging Markets Debt Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$311	*	Net Assets – Unrealized depreciation on futures contracts	$1,385	*
	Net Assets – Unrealized appreciation on swap contracts	6,277	†	Net Assets – Unrealized depreciation on swap contracts	3,340	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	20,308		Unrealized loss on forward foreign currency contracts	22,471
	Net Assets – Unrealized appreciation on cross currency swap contracts	–	†	Net Assets – Unrealized depreciation on cross currency swap contracts	528	†
Total derivatives not accounted for as hedging instruments		$26,896			$27,724

Dynamic Asset Allocation Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$34,277	*	Net Assets – Unrealized depreciation on futures contracts	$31,903	*
	Net Assets – Unrealized appreciation on swap contracts	11,699	†	Net Assets – Unrealized depreciation on swap contracts	18,093	†
Interest rate contracts	Options purchased, at value	119		Options written, at value	69
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	9,350		Unrealized loss on forward foreign currency contracts	14,199
Total derivatives not accounted for as hedging instruments		$55,445			$64,264

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$284	*	Net Assets – Unrealized depreciation on futures contracts	$77	*
	Net Assets – Unrealized appreciation on swap contracts	1,312	†	Net Assets – Unrealized depreciation on swap contracts	669	†
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	–		Net Assets – Unrealized depreciation on futures contracts	1,868	*
Credit contracts	Net Assets – Unrealized appreciation on swaps contracts	11	†	Net Assets – Unrealized depreciation on swaps contracts	666	†
Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	3,441	*	Net Assets – Unrealized depreciation on futures contracts	4,017	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	158		Unrealized loss on forward foreign currency contracts	491
Total derivatives not accounted for as hedging instruments		$5,206			$7,788

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

312	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2017.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Global Managed Volatility Fund

Foreign exchange contracts	$–	$–	$–	$(8,299)	$–	$(8,299)

Equity contracts	–	–	3,674	–	–	3,674
Total	$–	$–	$3,674	$(8,299)	$–	$(4,625)

World Select Equity Fund

Interest rate contracts	$–	$–	$840	$–	$–	$840

Foreign exchange contracts	–	(2,723)	–	(1,538)	–	(4,261)

Equity contracts	–	–	2,804	–	–	2,804
Total	$–	$(2,723)	$3,644	$(1,538)	$–	$(617)

Core Fixed Income Fund

Interest rate contracts	$–	$(896)	$(7,021)	$–	$1,807	$(6,110)

Foreign exchange contracts	–	–	(331)	843	–	512
Total	$–	$(896)	$(7,352)	$843	$1,807	$(5,598)

High Yield Bond Fund

Credit contracts	$–	$–	$–	$–	$802	$802
Total	$–	$–	$–	$–	$802	$802

Emerging Markets Debt Fund

Interest rate contracts	$–	$–	$38	$–	$1,936	$1,974

Foreign exchange contracts	–	–	–	2,616	(157)	2,459
Total	$–	$–	$38	$2,616	$1,779	$4,433

Dynamic Asset Allocation Fund

Interest rate contracts	$–	$–	$(128)	$–	$–	$(128)

Foreign exchange contracts	–	–	–	(4,336)	–	(4,336)

Equity contracts	–	(2,122)	(13,968)	–	(24)	(16,114)
Total	$–	$(2,122)	$(14,096)	$(4,336)	$(24)	$(20,578)

Multi-Asset Real Return Fund

Interest rate contracts	$–	$(77)	$200	$–	$139	$262

Foreign exchange contracts	–	–	–	17	–	17

Credit contracts	–	–	–	–	8	8

Equity contracts	–	–	(2,492)	–	–	(2,492)

Commodity contracts	–	(174)	(903)	–	–	(1,077)
Total	$–	$(251)	$(3,195)	$17	$147	$(3,282)
Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Global Managed Volatility Fund

Foreign exchange contracts	$–	$–	$–	$1,331	$–	$1,331

Equity contracts	–	–	416	–	–	416
Total	$–	$–	$416	$1,331	$–	$1,747

World Select Equity Fund

Foreign exchange contracts	$–	$–	$–	$(106)	$–	$(106)

Equity contracts	–	(50)	(234)	–	–	(284)
Total	$–	$(50)	$(234)	$(106)	$–	$(390)

Core Fixed Income Fund

Interest rate contracts	$–	$(404)	$2,409	$–	$(737)	$1,268

Foreign exchange contracts	–	–	358	484	–	842

Credit contracts	–	–	–	–	(630)	(630)
Total	$–	$(404)	$2,767	$484	$(1,367)	$1,480

High Yield Bond Fund

Interest rate contracts	$–	$–	$–	$–	$(613)	$(613)

Credit contracts	–	–	–	–	(158)	(158)
Total	$–	$–	$–	$–	$(771)	$(771)

Emerging Markets Debt Fund

Interest rate contracts	$–	$–	$(1,197)	$–	$3,060	$1,863

Foreign exchange contracts	–	–	–	(5,382)	(690)	(6,072)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	313

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Total	$–	$–	$(1,197)	$(5,382)	$2,370	$(4,209)

Dynamic Asset Allocation Fund

Interest rate contracts	$–	$–	$4,437	$–	$(6,417)	$(1,980)

Foreign exchange contracts	–	–	–	2,451	–	2,451

Equity contracts	–	(2,387)	–	–	–	(2,387)
Total	$–	$(2,387)	$4,437	$2,451	$(6,417)	$(1,916)

Multi-Asset Real Return Fund

Interest rate contracts	$–	$–	$415	$–	$779	$1,194

Foreign exchange contracts	–	–	–	(312)	–	(312)

Credit contracts	–	–	–	–	(370)	(370)

Equity contracts	–	–	(749)	–	–	(749)

Commodity contracts	–	134	3,410	–	–	3,544
Total	$–	$134	$3,076	$(312)	$409	$3,307

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended November 30, 2017 ($ Thousands):

	Large Cap Disciplined	Large Cap Index	S&P 500 Index	Extended Market	Small Cap
	Equity Fund	Fund	Fund	Index Fund	Fund

Futures Contracts:

Equity Contracts

Average Notional Balance Long	$15,790	$ 38,730	$100,446	$ 24,982	$ 162

Ending Notional Balance Long	13,920	40,809	100,237	25,991	–

	Small Cap II	Small/Mid Cap Equity	U.S. Managed	Global Managed	World Equity Ex-US
	Fund	Fund	Volatility Fund	Volatility Fund	Fund

Futures Contracts:

Equity Contracts

Average Notional Balance Long	$1,397	$ 383	$32,187	$ 45,268	$ 149,107

Ending Notional Balance Long	–	–	4,736	75,027	301,296

Interest Contracts

Average Notional Balance Long	–	–	–	9,399	102,136

Forward Foreign Currency Contracts:

Average Notional Balance Long	–	–	–	408,202	–

Average Notional Balance Short	–	–	–	408,401	–

Ending Notional Balance Long	–	–	–	439,817	–

Ending Notional Balance Short	–	–	–	438,880	–

314	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

	Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$1,862	$93,383	$–	$–	$–
Average Notional Balance Short	–	42,824	–	–	–
Ending Notional Balance Long	2,441	106,083	–	–	–
Ending Notional Balance Short	–	75,946	–	–	–
Interest Contracts
Average Notional Balance Long	1,159	4,386	–	5,635	834,868
Average Notional Balance Short	–	29,782	–	49,681	1,059,160
Ending Notional Balance Long	–	–	–	20,004	585,868
Ending Notional Balance Short	–	–	–	63,112	1,319,571
Currency Contracts
Average Notional Balance Short	–	–	–	–	2,994
Ending Notional Balance Short	–	–	–	–	5,988
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	1,004,322	5,097	–	112,843
Average Notional Balance Short	–	1,004,399	5,084	–	112,696
Ending Notional Balance Long	–	1,153,377	7,189	–	110,052
Ending Notional Balance Short	–	1,153,480	7,190	–	110,243
Swaps:
Credit Contracts
Average Notional Balance Short	–	–	–	–	28,150
Ending Notional Balance Short	–	–	–	–	67,440
Interest Contracts
Average Notional Balance Long	–	–	–	–	203,026
Average Notional Balance Short	–	–	–	–	203,026
Ending Notional Balance Long	–	–	–	–	94,281
Ending Notional Balance Short	–	–	–	–	94,281
Options
Currency
Average Notional Balance Long	–	43,785	–	–	–
Ending Notional Balance Long	–	21,034	–	–	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	315

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

		High Yield Bond Fund	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Interest Contracts
Average Notional Balance Long	$	–	$ 143,372	$152,553	$10,937	$69,493
Average Notional Balance Short		–	63,701	158,278	4,775	146,382
Ending Notional Balance Long		–	106,234	119,600	10,529	75,004
Ending Notional Balance Short		–	62,667	141,666	4,650	191,310
Forward Foreign Currency Contracts:
Average Notional Balance Long		–	–	–	–	1,909,720
Average Notional Balance Short		–	–	–	–	1,910,244
Ending Notional Balance Long		–	–	–	–	2,137,354
Ending Notional Balance Short		–	–	–	–	2,139,516
Swaps:
Credit Contracts
Average Notional Balance Short		23,407	–	–	–	–
Ending Notional Balance Short		22,801	–	–	–	–
Interest Contracts
Average Notional Balance Long		–	–	–	–	420,692
Average Notional Balance Short		24,667	–	–	–	420,692
Ending Notional Balance Long		–	–	–	–	514,540
Ending Notional Balance Short		37,000	–	–	–	514,540
Foreign Exchange Contracts
Average Notional Balance Long		–	–	–	–	48,874
Average Notional Balance Short		–	–	–	–	48,172
Ending Notional Balance Long		–	–	–	–	47,046
Ending Notional Balance Short		–	–	–	–	47,764

		Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Commodity Contracts
Average Notional Balance Long	$	–	$–	$–	$181,991
Average Notional Balance Short		–	–	–	25,877
Ending Notional Balance Long		–	–	–	197,702
Ending Notional Balance Short		–	–	–	25,237
Equity Contracts
Average Notional Balance Long		–	–	414,038	–
Average Notional Balance Short		–	–	452,661	36,680
Ending Notional Balance Long		–	–	537,433	–
Ending Notional Balance Short		–	–	449,227	37,137
Interest Contracts
Average Notional Balance Long		17,454	–	120,184	7,875
Average Notional Balance Short		–	12,226	–	71,124
Ending Notional Balance Long		41,135	–	–	20,205
Ending Notional Balance Short		–	4,289	–	169,984
Forward Foreign Currency Contracts:
Average Notional Balance Long		–	–	1,589,514	44,721
Average Notional Balance Short		–	–	1,592,336	44,527
Ending Notional Balance Long		–	–	1,052,311	44,327
Ending Notional Balance Short		–	–	1,057,160	43,973
Swaps:
Credit Contracts
Average Notional Balance Long		–	–	–	8,313
Average Notional Balance Short		–	–	–	9,700
Ending Notional Balance Long		–	–	–	9,141
Ending Notional Balance Short		–	–	–	10,731
Interest Contracts
Average Notional Balance Long		–	–	–	103,970
Average Notional Balance Short		–	–	–	103,970
Ending Notional Balance Long		–	–	–	151,342
Ending Notional Balance Short		–	–	–	151,342

316	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

		Limited Duration Bond Fund	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
Equity Contracts
Average Notional Balance Long	$	–	$–	$	120,984	$	–
Average Notional Balance Short		–	–		120,984		–
Ending Notional Balance Long		–	–		241,968		–
Ending Notional Balance Short		–	–		241,967		–

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the

Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of November 30, 2017 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Large Cap Disciplined Equity Fund	$ –	$ 129	$ –	$ 129	$ –	$ –	$ –	$ –
Large Cap Index Fund	–	367	–	367	–	–	–	–
S&P 500 Index Fund	–	926	–	926	–	–	–	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	317

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

	Financial Derivative Assets				Financial Derivative Liabilities

	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability

Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Extended Market Index Fund	$ –	$128	$ –	$ 128	$ –	$ –	$ –	$ –
Small Cap II Fund	–	34	–	34	–	–	–	–
U.S. Managed Volatility Fund	–	610	–	610	–	–	–	–
Global Managed Volatility Fund	–	193	–	193	–	44	–	44
World Equity Ex-US Fund	–	322	–	322	–	580	–	580
Screened World Equity Ex-US Fund	–	4	–	4	–	13	–	13
World Select Equity Fund	11	737	–	748	–	622	–	622
Opportunistic Income Fund	–	145	–	145	–	56	–	56
Core Fixed Income Fund	342	907	307	1,556	202	1516	26	1,744
High Yield Bond Fund	–	8	–	8	–	11	–	11
Long Duration Fund	–	177	–	177	–	269	–	269
Long Duration Credit Fund	–	457	–	457	–	369	–	369
Ultra Short Duration Bond Fund	–	16	–	16	–	11	–	11
Emerging Markets Debt Fund	–	207	30	237	–	431	25	456
Limited Duration Bond Fund	–	–	–	–	–	21	–	21
Intermediate Duration Credit Fund	–	15	–	15	–	–	–	–
Dynamic Asset Allocation Fund	119	1,481	–	1,600	70	–	5,012	5,082
Multi-Asset Real Return Fund	–	537	140	677	–	2,298	27	2,325
$99,123 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2017.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2017 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(2)	Net Exposures(1)
Brown Brothers Harriman	$ 1,564	$ –	$ –	$ 1,564	$ 626	$ –	$ –	$ –	$ 626	$ 938	$ –	$ 938
Total Over the Counter	$ 1,564	$ –	$ –	$ 1,564	$ 626	$ –	$ –	$ –	$ 626

	Financial Derivative Assets				Financial Derivative Liabilities
World Select Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(2)	Net Exposures(1)
Brown Brothers Harriman	$ 2,649	$ –	$ –	$ 2,649	$ 2,755	$ –	$ –	$ –	$ 2,755	$ (106)	$ –	$ (106)
Total Over the Counter	$ 2,649	$ –	$ –	$ 2,649	$ 2,755	$ –	$ –	$ –	$ 2,755

318	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Core Fixed Income Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Citigroup	$ 239	$ –	$ –	$ 239	$ 105	$ –	$ –	$ –	$ 105	$ 134	$ –	$ 134
Goldman Sachs	–	–	–	–	325	–	–	–	325	(325)	–	(325)
Total Over the Counter	$ 239	$ –	$ –	$ 239	$ 430	$ –	$ –	$ –	$ 430

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
High Yield Bond Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
JPMorgan	$ –	$ –	$ –	$ –	$ –	$ –	$ 613	$ –	$ 613	$ (613)	$ –	$ (613)
Total Over the Counter	$ –	$ –	$ –	$ –	$ –	$ –	$ 613	$ –	$ 613

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Emerging Markets Debt Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Barclays PLC	$ –	$ –	$ –	$ –	$ 1,711	$ –	$ –	$ –	$ 1,711	$ (1,711)	$ –	$ (1,711)
Citibank	–	–	103	103	–	–	–	–	–	103	–	103
Citigroup	7,285	–	–	7,285	6,536	–	–	–	6,536	749	–	749
Goldman Sachs	6,400	–	4,723	11,123	6,422	–	1,985	–	8,407	2,716	–	2,716
JPMorgan Chase Bank	4,192	–	1,149	5,341	4,443	–	492	–	4,935	406	–	406
Standard Bank	2,406	–	–	2,406	3,359	–	911	–	4,270	(1,864)	–	(1,864)
Standard Charted	25	–	–	25	–	–	151	–	151	(126)	126	–
Total Over the Counter	$ 20,308	$ –	$ 5,975	$26,283	$ 22,471	$ –	$ 3,539	$ –	$ 26,010

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
Dynamic Asset	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Allocation Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Bank of America	$ 8,124	$ –	$ –	$ 8,124	$ 1,312	$ –	$ –	$ –	$1,312	$ 6,812	$ –	$ 6,812
Bank of Montreal	55	–	–	55	21	–	–	–	21	34	–	34
Citigroup	1,160	–	–	1,160	–	–	–	–	–	1,160	–	1,160
Credit Suisse	–	–	–	–	62	–	–	–	62	(62)	–	(62)
Goldman Sachs	–	–	–	–	110	–	–	–	110	(110)	–	(110)
HSBC	–	–	–	–	15	–	–	–	15	(15)	–	(15)
JPMorgan Chase Bank	11	–	–	11	–	–	–	–	–	11	–	11
Morgan Stanley	–	–	10,924	10,924	607	–	17,341	–	17,948	(7,024)	7,024	–
Standard Chartered	–	–	–	–	11,750	–	–	–	11,750	(11,750)	11,750	–
UBS	–	–	–	–	322	–	–	–	322	(322)	–	(322)
Total Over the Counter	$ 9,350	$ –	$ 10,924	$20,274	$ 14,199	$ –	$ 17,341	$ –	$ 31,540

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Multi-Asset Real Return Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
ANZ	$ 9	$ –	$ –	$ 9	$ 3	$ –	$ –	$ –	$ 3	$ 6	$ –	$ 6
Barclays	–	–	–	–	34	–	–	–	34	(34)	–	(34)
BNP Paribas	1	–	–	1	–	–	–	–	–	1	–	1
Brown Brothers Harriman	5	–	–	5	33	–	–	–	33	(28)	–	(28)
Chase Securities	–	–	–	–	–	–	–	12,285	12,285	(12,285)	–	(12,285)
Citibank	–	–	–	–	–	–	64	–	64	(64)	–	(64)
Citigroup	52	–	–	52	68	–	–	–	68	(16)	–	(16)
Credit Suisse	25	–	1	26	50	–	292	–	342	(316)	–	(316)
Deutsche Bank	21	–	–	21	7	–	122	–	129	(108)	108	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	319

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

		Financial Derivative Assets				Financial Derivative Liabilities
	Forward	Purchased			Forward	Written				Net Market
	Foreign	Options		Total Over	Foreign	Options		Reverse	Total	Value of	Collateral
	Currency	and	Swap	the	Currency	and	Swap	Repurchase	Over the	OTC	(Received)	Net
Multi-Asset Real Return Fund	Contracts	Swaptions	Agreements	Counter	Contracts	Swaptions	Agreements	Agreements	Counter	Derivatives	Pledged(2)	Exposures(1)
Goldman Sachs	$ —	$ —	$ 6	$ 6	$ —	$ —	$ 188	$ —	$ 188	$ (182)	$ —	$ (182)
HSBC	—	—	—	—	—	—	—	119,412	119,412	(119,412)	119,189	(223)
JPMorgan Chase Bank	36	—	—	36	—	—	—	—	—	36	—	36
Morgan Stanley	—	—	—	—	6	—	—	—	6	(6)	—	(6)
Royal Bank of Scotland	—	—	—	—	233	—	—	—	233	(233)	—	(233)
Standard Chartered	9	—	—	9	57	—	—	—	57	(48)	—	(48)
Total Over the Counter	$ 158	$ —	$ 7	$ 165	$ 491	$ —	$ 666	$ 131,697	$ 132,854

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

(2)	Excess collateral pledged is not shown for financial reporting purposes.

Securities with an aggregate fair market value of $131,466 ($ Thousands) have been pledged and $62,800($ Thousands) in cash has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of November 30, 2017.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2017 ($ Thousands)	% of Total Net Assets at November 30, 2017
Dynamic Asset Allocation
Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$ 8,928	0.35%
Multi-Asset Real Return
Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$ 172,326	18.96%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2017, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waiver at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time.

320	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.18%
Large Cap Disciplined Equity Fund	0.40	0.17
Large Cap Index Fund	0.17	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.41
Small Cap II Fund	0.65	0.40
Small/Mid Cap Equity Fund	0.65	0.41
U.S. Managed Volatility Fund	0.65	0.22
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.30
Screened World Equity Ex-US Fund	0.65	0.26
World Select Equity Fund	0.55	0.27
Emerging Markets Equity Fund	1.05	0.56
Opportunistic Income Fund	0.45	0.22
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.28
Long Duration Fund	0.30	0.13
Long Duration Credit Fund	0.30	0.13
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund	0.85	0.38
Real Return Fund	0.22	0.06
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.06
Multi-Asset Real Return Fund	0.55	0.18

As of November 30, 2017, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

AJO, LP

AQR Capital Management, LLC

Brown Advisory, LLC

Coho Partners, Ltd.

Fiera Capital, Inc.

Jackson Square Partners, LLC

LSV Asset Management*

Large Cap Disciplined Equity Fund

Analytic Investors, LLC

INTECH Investment Management, LLC

Lazard Asset Management LLC

OppenheimerFunds, Inc.

Quantitative Management Associates, LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

AQR Capital Management, LLC

Axiom International Investors, LLC

Boston Partners Global Investors Inc.

EAM Investors, LLC

Falcon Point Capital, LLC

LSV Asset Management*

William Blair & Company, LLC

Small Cap II Fund

AQR Capital Management, LLC

Arrowpoint Asset Management, LLC

EAM Investors, LLC

Falcon Point Capital, LLC

LMCG Investments, LLC

Mesirow Financial Investment Management, Inc.

Snow Capital Management, L.P.

Small/Mid Cap Equity Fund

AQR Capital Management, LLC

Arrowpoint Asset Management, LLC

Axiom International Investors, LLC

Boston Partners Global Investors Inc.

CastleArk Management, LLC

Falcon Point Capital, LLC

Integrity Asset Management (subsidiary of Victory

Capital Management Inc.)

LMCG Investments, LLC

LSV Asset Management*

U.S. Managed Volatility Fund

AJO, L.P.

Analytic Investors, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management, LLC

Analytic Investors, LLC

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management, LLC

Bailie Gifford Overseas Ltd

Barrow, Hanley, Mewhinney & Strauss, LLC

BlackRock International, Ltd.

EARNEST Partners LLC

J O Hambro Capital Management Limited

McKinley Capital Management, LLC

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Baillie Gifford Overseas Ltd.

EARNEST Partners LLC

McKinley Capital Management, LLC

World Select Equity Fund

AS Trigon Asset Management

Fondsmæglerselskabet Maj Invest A/S

INTECH Investment Management LLC

Jackson Square Partners, LLC

LSV Asset Management*

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	321

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

Metropole Gestion SA

Rhicon Currency Management Pte Ltd

Sompo Japan Nipponkoa Asset Management Co., Ltd.

Towle & Co

Emerging Markets Equity Fund

AllianceBernstein L.P.

Causeway Capital Management LLC

J O Hambro Capital Management Limited

KBI Global Investors (North America) Ltd.

RWC Asset Advisor (US) LLC

WCM Investment Management

Opportunistic Income Fund

Ares Management, LLC

Declaration Management & Research, LLC

Schroder Investment Management North America, Inc.

Wellington Management Company, LLP

Core Fixed Income Fund

Jennison Associates LLC

Metropolitan West Asset Management, LLC

Wells Capital Management, Incorporated

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Management, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management Americas, Inc.

Metropolitan West Asset Management LLC

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Logan Circle Partners, L.P.

Metropolitan West Asset Management LLC

Ultra Short Duration Bond Fund

Logan Circle Partners, L.P.

Wellington Management Company, LLP

Emerging Markets Debt Fund

Investec Asset Management Ltd.

Neuberger Berman Investment Advisers, LLC

Stone Harbor Investment Partners, L.P.

Limited Duration Bond Fund

Logan Circle Partners, L.P.

Metropolitan West Asset Management LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

Logan Circle Partners, L.P.

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

QS Investors, LLC

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2017, were as follows ($ Thousands):

Large Cap Disciplined Equity Fund	$ 3
Small Cap Fund	2
Small Cap II Fund	1
Small/Mid Cap Equity Fund	2
World Equity Ex-US Fund	20
World Select Equity Fund	47

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Global Managed Volatility and Intermediate Duration Credit Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2017, were as follows ($ Thousands):

Large Cap Fund	$ 222
Small Cap Fund	202
Small/Mid Cap Equity Fund	561
Global Managed Volatility Fund	1,066
U.S. Managed Volatility Fund	1,030

322	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2017, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security —The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the six month period ended November 30, 2017, the Trust had no borrowings.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017
Class A:
Shares Issued	2,519	12,097	14,652	27,240	807	2,349
Shares Issued in Lieu of Dividends and Distributions	718	4,844	1,536	14,098	111	374
Shares Redeemed	(23,811)	(28,433)	(60,384)	(59,382)	(2,229)	(2,714)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(20,574)	(11,492)	(44,196)	(18,044)	(1,311)	9

	S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017
Class A:
Shares Issued	37,558	56,419	10,221	16,722	666	2,341	1,628	4,747
Shares Issued in Lieu of Dividends and Distributions	2,804	5,004	341	2,050	54	978	71	241
Shares Redeemed	(57,333)	(46,857)	(17,763)	(12,046)	(4,336)	(5,917)	(7,413)	(9,320)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(16,971)	14,566	(7,201)	6,726	(3,616)	(2,598)	(5,714)	(4,332)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	323

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017
Class A:
Shares Issued	10,896	13,093	17,580	12,630	34,204	63,376	79,582	95,401
Shares Issued in Lieu of Dividends and Distributions	333	6,342	1,143	6,968	—	4,184	—	12,568
Shares Redeemed	(21,492)	(25,379)	(22,174)	(29,224)	(15,218)	(26,527)	(107,565)	(101,485)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(10,263)	(5,944)	(3,451)	(9,626)	18,986	41,033	(27,983)	6,484

	Screened World Equity		World Select	Emerging Markets Equity		Opportunistic Income
	Ex-US Fund		Equity Fund(1)	Fund		Fund
	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/30/2017 to 11/30/2017 (Unaudited)	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017
Class A:
Shares Issued	563	1,284	106,051	12,358	25,194	26,437	38,572
Shares Issued in Lieu of Dividends and Distributions	—	110	—	—	2,388	3,913	5,864
Shares Redeemed	(2,523)	(962)	(2,591)	(31,615)	(14,230)	(49,316)	(41,097)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(1,960)	432	103,460	(19,257)	13,352	(18,966)	3,339

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017
Class A:
Shares Issued	102,206	161,258(2)	23,421	50,955	21,827	37,216	31,645	50,106
Shares Issued in Lieu of Dividends and Distributions	8,032	19,713	10,064	22,568	4,336	19,159	6,756	12,980
Shares Redeemed	(77,851)	(125,677)	(31,003)	(60,705)	(52,089)	(121,003)	(18,522)	(37,640)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	32,387	55,294	2,482	12,818	(25,926)	(64,628)	19,879	25,446

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017
Class A:
Shares Issued	10,052	23,673	21,312	35,474	4,844	4,603	28,428	46,788
Shares Issued in Lieu of Dividends and Distributions	438	760	3,014	7,109	123	247	1,095	1,825
Shares Redeemed	(13,761)	(29,430)	(18,472)	(31,167)	(3,009)	(3,816)	(21,711)	(29,118)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(3,271)	(4,997)	5,854	11,416	1,958	1,034	7,812	19,495

	Intermediate Duration		Dynamic Asset Allocation		Multi-Asset Real Return
	Credit Fund		Fund		Fund
	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017	6/1/2017 to 11/30/2017 (Unaudited)	6/1/2016 to 5/31/2017
Class A:
Shares Issued	34,619	31,409	11,437	20,592	23,025	17,815
Shares Issued in Lieu of Dividends and Distributions	2,515	4,111	—	1,984	—	1,444
Shares Redeemed	(4,485)	(11,560)	(17,931)	(20,699)	(5,857)	(12,912)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	32,649	23,960	(6,494)	1,877	17,168	6,347

(1) Fund commenced operations on June 30, 2017.

(2) Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

324	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2017, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$–	$389,344	$389,344
Sales	–	782,883	782,883
Large Cap Disciplined Equity Fund
Purchases		1,681,923	1,681,923
Sales	–	2,178,165	2,178,165
Large Cap Index Fund
Purchases	–	251,290	251,290
Sales	–	486,429	486,429
S&P 500 Index Fund
Purchases	–	467,658	467,658
Sales	–	703,126	703,126
Extended Market Index Fund
Purchases	–	311,299	311,299
Sales	–	414,068	414,068
Small Cap Fund
Purchases	–	303,995	303,995
Sales	–	359,159	359,159
Small Cap II Fund
Purchases	–	348,570	348,570
Sales	–	391,852	391,852
Small/Mid Cap Equity Fund
Purchases	–	1,025,302	1,025,302
Sales	–	1,138,246	1,138,246
U.S. Managed Volatility Fund
Purchases	–	410,495	410,495
Sales	–	444,863	444,863
Global Managed Volatility Fund
Purchases	–	468,525	468,525
Sales	–	300,060	300,060
World Equity Ex-US Fund
Purchases	–	2,638,499	2,638,499
Sales	–	3,114,536	3,114,536
Screened World Equity Ex-US Fund
Purchases	–	19,820	19,820
Sales	–	36,988	36,988
World Select Equity Fund
Purchases	–	1,271,113	1,271,113
Sales	–	255,218	255,218
Emerging Markets Equity Fund
Purchases	–	707,156	707,156
Sales	–	835,463	835,463
Opportunistic Income Fund
Purchases	8,412	340,692	349,104
Sales	49,949	375,723	425,672
Core Fixed Income Fund
Purchases	10,318,015	1,038,294	11,356,309
Sales	10,125,417	915,796	11,041,213
High Yield Bond Fund
Purchases	–	729,146	729,146
Sales	–	669,123	669,123
Long Duration Fund
Purchases	835,062	249,505	1,084,567

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Sales	$854,343	$457,626	$1,311,969
Long Duration Credit Fund
Purchases	930,627	740,697	1,671,324
Sales	879,608	584,944	1,464,552
Ultra Short Duration Bond Fund
Purchases	34,233	58,355	92,588
Sales	32,164	70,891	103,055
Emerging Markets Debt Fund
Purchases	296,749	576,308	873,057
Sales	240,766	579,648	820,414
Real Return Fund
Purchases	53,018	–	53,018
Sales	29,351	–	29,351
Limited Duration Bond Fund
Purchases	623,822	201,556	825,378
Sales	565,542	182,114	747,656
Intermediate Duration Credit Fund
Purchases	869,375	637,864	1,507,239
Sales	805,244	405,523	1,210,767
Dynamic Asset Allocation Fund
Purchases	–	92,748	92,748
Sales	–	226,332	226,332
Multi-Asset Real Return Fund
Purchases	98,639	25,017	123,656
Sales	56,938	20,394	77,332

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	325

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

assurance that the IRS will grant the private letter ruling requested by the Funds. While the private letter ruling request is pending with the IRS, the Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2017 were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2017	$25,987	$71,695	$—	$97,682
	2016	35,569	292,539	—	328,108
Large Cap Disciplined Equity Fund
	2017	103,215	83,060	—	186,275
	2016	159,971	348,292	—	508,263
Large Cap Index Fund
	2017	38,016	25,618	—	63,634
	2016	40,817	67,747	—	108,564
S&P 500 Index Fund
	2017	62,217	—	—	62,217
	2016	70,828	4,237	—	75,065
Extended Market Index Fund
	2017	13,998	13,853	—	27,851
	2016	13,527	18,708	—	32,235
Small Cap Fund
	2017	4,465	14,225	—	18,690
	2016	8,250	54,149	—	62,399
Small Cap II Fund
	2017	2,948	8	—	2,956
	2016	5,957	25,875	—	31,832
Small/Mid Cap Equity Fund
	2017	37,496	46,109	—	83,605
	2016	32,327	210,982	—	243,309
U.S. Managed Volatility Fund
	2017	38,731	61,333	—	100,064
	2016	47,909	87,357	—	135,266
Global Managed Volatility Fund
	2017	43,994	1,910	—	45,904
	2016	—	—	—	—
World Equity Ex-US Fund
	2017	141,484	—	—	141,484
	2016	138,753	30,136	—	168,889
Screened World Equity Ex-US Fund
	2017	1,510	—	—	1,510
	2016	1,667	—	—	1,667
Emerging Markets Equity Fund
	2017	22,033	—	—	22,033
	2016	12,926	—	—	12,926
Opportunistic Income Fund
	2017	48,801	—	—	48,801
	2016	56,898	—	—	56,898

326	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Core Fixed Income Fund
	2017	$194,056	$12,305	$–	$206,361
	2016	209,971	36,870	–	246,841
High Yield Bond Fund
	2017	206,105	–	–	206,105
	2016	181,482	54	–	181,536
Long Duration Fund
	2017	147,667	20,544	–	168,211
	2016	198,920	52,551	–	251,471
Long Duration Credit Fund
	2017	130,141	3,566	–	133,707
	2016	172,839	28,467	–	201,306
Ultra Short Duration Bond Fund
	2017	7,896	–	–	7,896
	2016	8,407	–	–	8,407
Emerging Markets Debt Fund
	2017	68,236	–	–	68,236
	2016	16,885	–	–	16,885
Real Return Fund
	2017	2,419	–	–	2,419
	2016	–	–	–	–
Limited Duration Bond Fund
	2017	18,542	–	–	18,542
	2016	12,469	11	–	12,480
Intermediate Duration Credit Fund
	2017	41,173	–	–	41,173
	2016	40,672	–	–	40,672
Dynamic Asset Allocation Fund
	2017	35,306	–	–	35,306
	2016	124,343	1,111	–	125,454
Multi-Asset Real Return Fund
	2017	12,571	–	–	12,571
	2016	7,020	–	–	7,020

As of May 31, 2017, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$34,633	$214,218	$–	$–	$–	$293,584	$(3)	$ 542,432
Large Cap Disciplined Equity Fund	59,812	186,705	–	–	–	594,810	(895)	840,432
Large Cap Index Fund	15,397	13,976	–	–	–	1,076,326	(687)	1,105,012
S&P 500 Index Fund	21,551	4,257	–	–	–	668,523	(2,089)	692,242
Extended Market Index Fund	6,099	15,751	–	–	–	117,639	(135)	139,354
Small Cap Fund	970	26,565	–	–	–	54,809	(4)	82,340
Small Cap II Fund	240	29,904	–	–	–	41,078	(20)	71,202
Small/Mid Cap Equity Fund	37,117	70,083	–	–	–	237,245	(1)	344,444
U.S. Managed Volatility Fund	19,798	63,269	–	–	–	266,950	(212)	349,805
Global Managed Volatility Fund	24,429	9,747	–	–	–	165,575	307	200,058
World Equity Ex-US Fund	87,942	–	(149,078)	–	–	1,088,516	(4,085)	1,023,295
Screened World Equity Ex-US Fund	1,294	–	(8,811)	–	–	13,356	(12)	5,827
Emerging Markets Equity Fund	8,588	–	(17,361)	–	–	139,748	(1)	130,974
Opportunistic Income Fund	29,236	–	(53,334)	–	–	(9,034)	–	(33,132)
Core Fixed Income Fund	20,596	–	–	(43,306)	–	72,403	(29,879)	19,814
High Yield Bond Fund	33,298	–	(69,503)	–	–	4,847	(15,602)	(46,960)
Long Duration Fund	5,688	–	–	(8,298)	–	119,378	(23,618)	93,150
Long Duration Credit Fund	10,769	1,882	–	–	–	98,505	(16,024)	95,132
Ultra Short Duration Bond Fund	720	–	(3,941)	–	–	984	(736)	(2,973)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	327

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Emerging Markets Debt Fund	$40,118	$—	$(22,624)	$—	$—	$(21,525)	$(48,206)	$(52,237)
Real Return Fund	595	—	(4,238)	—	—	225	(533)	(3,951)
Limited Duration Bond Fund	38	—	—	(1,560)	—	(486)	(27)	(2,035)
Intermediate Duration Credit Fund	137	—	(9,884)	(2,389)	—	12,073	(559)	(622)
Dynamic Asset Allocation Fund	45,895	13,228	—	—	—	758,873	7,633	825,629
Multi-Asset Real Return Fund	2,649	—	(19,106)	—	—	(71,511)	(1,025)	(88,993)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through May 31, 2017 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2017 ($ Thousands)
Screened World Equity Ex-US Fund	$8,811	$–	$8,811
Opportunistic Income Fund	23,512	19,071	42,583

During the year ended May 31, 2017, the S&P 500 Index Fund, World Equity Ex-US Fund, Screened World Equity Ex- US Fund, High Yield Bond Fund, Long Duration Credit Fund, Emerging Markets Debt Fund and Intermediate Duration Credit Fund utilized capital loss carryforwards to offset capital gains of $6,150 ($Thousands), $942 ($Thousands), $1,148 ($Thousands), $27,099 ($Thousands), $25,325 ($Thousands), $23,166 ($Thousands) and $8,918 ($Thousands), respectively.

Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
World Equity Ex-US Fund	149,078	–	149,078
Emerging Markets Equity Fund	1,697	15,664	17,361
Opportunistic Income Fund	–	10,751	10,751
High Yield Bond Fund	–	69,503	69,503
Ultra Short Duration Bond Fund	1,023	2,918	3,941
Emerging Markets Debt Fund	6,157	16,467	22,624
Real Return Fund	342	3,896	4,238
Intermediate Duration Credit Fund	2,217	7,667	9,884
Multi-Asset Real Return Fund	19,106	–	19,106

*This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at November 30, 2017, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2017, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,402,612	$457,534	$(22,644)	$434,890
Large Cap Disciplined Equity Fund	2,752,137	774,992	(29,693)	745,299
Large Cap Index Fund	1,153,077	1,285,033	(25,832)	1,259,201
S&P 500 Index Fund	3,282,642	1,182,363	(106,296)	1,076,067
Extended Market Index Fund	837,426	269,437	(55,229)	214,208
Small Cap Fund	464,261	99,678	(10,396)	89,282
Small Cap II Fund	474,353	71,974	(10,612)	61,362
Small/Mid Cap Equity Fund	1,704,081	396,217	(41,852)	354,365
U.S. Managed Volatility Fund	1,266,010	336,822	(29,236)	307,586

328	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Global Managed Volatility Fund	$1,649,629	$275,921	$(29,279)	$246,642
World Equity Ex-US Fund	6,953,105	1,800,915	(177,108)	1,623,807
Screened World Equity Ex-US Fund	77,326	18,924	(2,781)	16,143
World Select Equity Fund	1,044,675	101,944	(15,857)	86,087
Emerging Markets Equity Fund	983,729	250,444	(30,623)	219,821
Opportunistic Income Fund	2,170,439	25,623	(15,846)	9,777
Core Fixed Income Fund	6,548,332	90,875	(40,994)	49,881
High Yield Bond Fund	2,911,837	127,407	(82,732)	44,675
Long Duration Fund	1,849,581	133,047	(7,446)	125,601
Long Duration Credit Fund	3,742,553	162,032	(11,572)	150,460
Ultra Short Duration Bond Fund	483,182	1,514	(917)	597
Emerging Markets Debt Fund	2,199,737	90,673	(92,238)	(1,565)
Real Return Fund	185,614	8	(1,327)	(1,319)
Limited Duration Bond Fund	1,355,159	1,304	(6,217)	(4,913)
Intermediate Duration Credit Fund	1,987,498	23,493	(10,309)	13,184
Dynamic Asset Allocation Fund	1,488,835	1,041,444	(39,892)	1,001,552
Multi-Asset Real Return Fund	951,568	32,229	(15,786)	16,443

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate

Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk—Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	329

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

November 30, 2017

reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk —Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the period ended May 31, 2017, the Core Fixed Income Fund issued/(redeemed) shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued ($ Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Core Fixed Income Fund 02/01/2017	1,410	$14,311	$—

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

330	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2017 ($ Thousands):

	Securities	Cash
	Loaned at	Collateral	Net
Fund	Value	Received(1)	Amount
Large Cap Fund	$62,485	$62,485	$-
Large Cap Disciplined Equity Fund	67,075	67,075	-
Large Cap Index Fund	92,916	92,916	-
S&P 500 Index Fund	113,102	113,102	-
Extended Market Index Fund	145,084	145,084	-
Small Cap Fund	54,620	54,620	-
Small Cap II Fund	94,420	94,420	-
Small/Mid Cap Equity Fund	274,127	274,127	-
World Equity Ex-US Fund	408,211	408,211	-

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2017, SPTC held of record the following:

Fund	% Held
Large Cap Fund	45.97%
Large Cap Disciplined Equity Fund	69.97%
Large Cap Index Fund	57.79%
S&P 500 Index Fund	55.53%
Extended Market Index Fund	67.20%
Small Cap Fund	37.72%
Small Cap II Fund	50.35%
Small/Mid Cap Equity Fund	58.82%
U.S. Managed Volatility Fund	56.89%
Global Managed Volatility Fund	57.04%
World Equity Ex-US Fund	55.94%
Screened World Equity Ex-US Fund	100.00%
World Select Equity Fund	77.66%
Emerging Markets Equity Fund	64.52%
Opportunistic Income Fund	72.79%
Core Fixed Income Fund	59.15%
High Yield Bond Fund	53.83%
Long Duration Fund	67.53%
Long Duration Credit Fund	35.82%
Ultra Short Duration Bond Fund	84.85%
Emerging Markets Debt Fund	59.35%
Real Return Fund	66.77%
Limited Duration Bond Fund	67.52%
Intermediate Duration Credit Fund	52.65%
Dynamic Asset Allocation Fund	65.75%
Multi-Asset Real Return Fund	68.74%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

14. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2017.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	331

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2017

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 through November 30, 2017).

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,125.50	0.20%	$1.07
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,097.90	0.19%	$1.00
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.12	0.19%	$0.96
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,108.60	0.03%	$0.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.92	0.03%	$0.15

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period *
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,109.00	0.04%	$0.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.87	0.04%	$0.20
Extended Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,122.40	0.05%	$0.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.82	0.05%	$0.25
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,107.90	0.43%	$2.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18

332	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period *
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,112.30	0.42%	$2.22
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.96	0.42%	$2.13
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,109.10	0.43%	$2.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,086.00	0.24%	$1.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,073.40	0.24%	$1.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,099.80	0.32%	$1.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.46	0.32%	$1.62
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,115.80	0.34%	$1.80
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.36	0.34%	$1.72
World Select Equity Fund †
Actual Fund Return
Class A Shares	$1,000.00	$1,115.00	0.28%	$1.25**
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.66	0.28%	$1.42
Emerging Markets Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,110.20	0.62%	$3.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.96	0.62%	$3.14
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,018.50	0.24%	$1.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.60	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period *
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,024.10	0.30%	$1.52
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.56	0.30%	$1.52
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,036.20	0.15%	$0.77
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Long Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,040.70	0.15%	$0.77
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.10	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,040.00	0.41%	$2.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$999.40	0.07%	$0.35
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36
Limited Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,004.10	0.11%	$0.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.52	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,017.00	0.15%	$0.76
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,095.30	0.07%	$0.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.72	0.07%	$0.36
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.00	0.65%	$2.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.65%	$2.18

†	The Fund commenced operations on June 30, 2017.
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 154/365 (to reflect the one- half year period shown).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	333

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND  SUB-ADVISORY AGREEMENT (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Sub-Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve a Sub-Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Sub-Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Sub- Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the level of the Sub-Advisers’ profitability from their Fund-related operations; (vii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the June 26–28, 2017 and September 11–13, 2017 meetings of the Board, the Trustees, including a majority of the Independent Trustees, initially approved certain Sub-Advisory Agreements, or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed the Sub-Advisory Agreement. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full

334	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support initial approval or the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio, noting that they receive reports that permit them to evaluate each Fund’s fees at board meetings throughout the year. Based on the materials considered and discussion at the meetings, the Trustees further determined that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	335

(This page intentionally left blank)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-120 (11/17)

Item 2. Code	of Ethics.

Not applicable for semi-annual report.

Item 3. Audit	Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, World Select Equity Fund, and Emerging Markets Equity Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund and Intermediate Duration Credit Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 11.8%
Aaron’s	11,765	$444
Amazon.com *	2,643	3,110
AMC Networks, Cl A *	6,489	334
American Eagle Outfitters (A)	99,000	1,592
AutoZone *	15,797	10,849
Bed Bath & Beyond (A)	3,117	70
Best Buy	47,144	2,810
Big Lots (A)	17,400	1,028
Brunswick	18,449	1,021
Carnival, Cl A	18,592	1,220
Children’s Place (A)	8,300	1,103
Churchill Downs	441	104
Comcast, Cl A	40,551	1,522
Cooper Tire & Rubber (A)	32,100	1,180
Dana Holdings	42,179	1,394
Dillard’s, Cl A (A)	15,300	920
Dollar General	266,572	23,480
Fiat Chrysler Automobiles *	30,371	519
Foot Locker	24,350	1,043
Ford Motor	261,478	3,274
GameStop, Cl A (A)	39,685	744
Gannett	19,350	222
General Motors	173,357	7,470
Goodyear Tire & Rubber (A)	77,400	2,505
Harley-Davidson (A)	32,800	1,647
Home Depot	6,175	1,110
John Wiley & Sons, Cl A	10,790	638
KB Home (A)	71,200	2,233
Kohl’s (A)	43,400	2,082
Las Vegas Sands	20,707	1,435
Lear	34,383	6,220
Liberty Global *	287,428	8,861
Liberty Global, Cl A *	69,382	2,204
Liberty Interactive QVC Group, Cl A *	355,392	8,672
Lowe’s	315,810	26,329
Macy’s (A)	37,500	892
Michael Kors Holdings *	21,863	1,278
Michaels *	10,353	224
News, Cl A	60,476	977
NIKE, Cl B	163,155	9,858
NVR *	220	764
Office Depot	87,854	287
Omnicom Group	161,270	11,521
Priceline Group *	39	68
PulteGroup	42,621	1,455
Ross Stores	107,823	8,198
Royal Caribbean Cruises	9,191	1,139
Skechers U.S.A., Cl A *	5,953	209
Starbucks	4,348	251
Target	34,300	2,055
TEGNA	55,900	742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tenneco	17,136	$1,018
Thor Industries	1,580	243
Tiffany	68,817	6,503
Time Warner	6,299	576
TJX	169,415	12,799
Tractor Supply	89,174	6,085
TripAdvisor *(A)	182,256	6,310
Tupperware Brands	5,016	317
Viacom, Cl B	52,014	1,473
Visteon *	1,762	232
Walt Disney	14,639	1,534
Whirlpool	9,975	1,681
Wyndham Worldwide	24,700	2,776

		210,854

Consumer Staples — 7.2%
Altria Group	12,801	868
Archer-Daniels-Midland	71,576	2,854
Bunge	14,027	939
Coca-Cola	9,298	426
Colgate-Palmolive	169,917	12,310
Conagra Brands	9,937	371
CVS Health	221,490	16,966
Darling Ingredients *	6,832	123
Dean Foods	90,500	1,010
Hershey	8,121	901
Ingredion	22,568	3,125
JM Smucker	123,345	14,391
Kroger	589,608	15,247
Mondelez International, Cl A	1,627	70
Nu Skin Enterprises, Cl A	20,323	1,380
PepsiCo	158,560	18,475
Philip Morris International	131,173	13,478
Pilgrim’s Pride *(A)	93,716	3,437
Procter & Gamble	110,283	9,924
Rite Aid *(A)	15,556	31
Sanderson Farms (A)	6,484	1,100
SUPERVALU *	17,157	314
Tyson Foods, Cl A	34,049	2,801
US Foods Holding *	13,389	390
Wal-Mart Stores	83,795	8,147

		129,078

Energy — 4.2%
Andeavor	27,685	2,920
Baker Hughes A GE	5,207	155
Cabot Oil & Gas, Cl A	9,943	288
Chevron	148,183	17,632
ConocoPhillips	39,896	2,030
Devon Energy	19,711	759
ExxonMobil	136,193	11,344
Halliburton	4,441	186

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Petroleum	69,406	$4,347
Murphy Oil	2,704	76
National Oilwell Varco (A)	33,900	1,137
Occidental Petroleum	161,767	11,405
Phillips 66	13,035	1,272
Pioneer Natural Resources	1,201	187
QEP Resources *	36,161	349
Royal Dutch Shell ADR, Cl A	146,487	9,393
Southwestern Energy *	157,427	1,001
Tsakos Energy Navigation (A)	126,600	486
Valero Energy	102,102	8,742
World Fuel Services	16,545	464

		74,173

Financials — 18.1%
Aflac	205,160	17,980
Allstate	68,254	7,007
Ally Financial	21,642	581
American Financial Group	1,248	131
American International Group	24,100	1,445
Ameriprise Financial	37,685	6,151
Assurant	18,304	1,846
Assured Guaranty	68,833	2,499
Axis Capital Holdings	5,341	280
Bank of America	619,616	17,455
Berkshire Hathaway, Cl B *	12,555	2,423
BGC Partners, Cl A	15,120	247
BlackRock, Cl A	251	126
Brighthouse Financial *	2,754	162
Capital One Financial	37,959	3,492
Charles Schwab	218,440	10,658
CIT Group (A)	26,600	1,326
Citigroup	179,486	13,551
Citizens Financial Group	62,701	2,552
CME Group, Cl A	121,064	18,104
CNA Financial	34,700	1,887
CNO Financial Group	51,626	1,302
Comerica	2,248	187
Discover Financial Services	72,924	5,148
Donnelley Financial Solutions *	8,862	181
Essent Group *	11,220	497
Evercore, Cl A	3,671	319
Everest Re Group	12,074	2,651
FactSet Research Systems	34,175	6,831
Fifth Third Bancorp	64,200	1,959
FNF Group	14,880	602
Franklin Resources	13,504	585
Goldman Sachs Group	11,259	2,788
Hanover Insurance Group	1,100	118
Hartford Financial Services Group	51,191	2,940
Intercontinental Exchange	166,493	11,896
JPMorgan Chase	177,479	18,550

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyCorp	100,000	$1,898
Lazard, Cl A	29,010	1,429
Legg Mason	27,700	1,107
Leucadia National	57,350	1,509
Lincoln National	63,176	4,836
LPL Financial Holdings	13,252	687
M&T Bank	1,966	332
Marsh & McLennan	169,334	14,212
MetLife	30,300	1,627
MGIC Investment *	199,390	2,915
Moody’s	166,329	25,252
Morgan Stanley	81,634	4,213
MSCI, Cl A	102,974	13,253
Navient	110,066	1,388
PNC Financial Services Group	33,172	4,663
Prudential Financial	67,460	7,815
Radian Group	94,064	1,927
Regions Financial	269,738	4,475
Reinsurance Group of America, Cl A	15,508	2,513
S&P Global	11,872	1,965
Starwood Property Trust ‡	64,800	1,405
State Street	197,939	18,874
SunTrust Banks	63,882	3,937
Synovus Financial	23,500	1,166
TCF Financial	21,328	433
Travelers	33,435	4,533
Unum Group	79,261	4,488
US Bancorp	273,614	15,090
Validus Holdings	20,800	1,023
Voya Financial	84,398	3,730
Wells Fargo	62,324	3,519

		322,671

Health Care — 17.1%
Abbott Laboratories	286,268	16,137
AbbVie	54,864	5,317
Aetna	25,433	4,583
Agilent Technologies	6,121	424
Alexion Pharmaceuticals *	3,734	410
Allergan	31,261	5,434
AmerisourceBergen	100,122	8,492
Amgen	111,998	19,674
Anthem	13,000	3,054
Baxter International	62,513	4,096
Becton Dickinson	133,892	30,555
Biogen *	40,407	13,018
Bioverativ *	2,467	123
Bristol-Myers Squibb	18,970	1,199
Bruker	18,292	644
Cardinal Health	17,400	1,030
Celgene *	125,773	12,682
Centene *	8,255	843

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International *	3,788	$395
Cigna	8,200	1,736
Danaher	6,321	596
DENTSPLY SIRONA	148,507	9,951
Eli Lilly	15,630	1,323
Endo International *	12,634	93
Exelixis *	48,194	1,305
Express Scripts Holding *	52,336	3,411
Gilead Sciences	57,984	4,336
Haemonetics *	9,216	533
HCA Healthcare *	32,200	2,737
Humana	9,028	2,355
Illumina *	18,415	4,236
IQVIA Holdings *	107,208	10,936
Johnson & Johnson	296,614	41,327
Mallinckrodt *	15,700	343
McKesson	19,370	2,862
Medtronic	10,045	825
Merck	350,900	19,394
Mettler Toledo International *	18,537	11,664
Pfizer	357,004	12,945
United Therapeutics *	2,287	297
UnitedHealth Group	155,971	35,588
Varian Medical Systems *	69,489	7,765
Vertex Pharmaceuticals *	7,538	1,088
WellCare Health Plans *	604	129

		305,885

Industrials — 9.5%
3M	98,605	23,975
AerCap Holdings *	4,199	218
AGCO	24,200	1,713
American Airlines Group	42,100	2,126
Boeing	22,214	6,149
BWX Technologies	2,217	139
Caterpillar	2,687	379
Crane	7,847	670
Cummins	25,221	4,222
Delta Air Lines	88,484	4,683
FedEx	62,736	14,521
General Electric	29,541	540
Graco	87,911	11,568
Honeywell International	9,694	1,512
Huntington Ingalls Industries	10,768	2,602
Illinois Tool Works	100,122	16,946
Ingersoll-Rand	8,839	775
ITT	7,535	408
JetBlue Airways *	37,708	810
Kansas City Southern	2,840	319
L3 Technologies	1,522	302
Lockheed Martin	3,257	1,039
LSC Communications	8,862	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Manpowergroup	27,831	$3,587
Masco	37,787	1,621
Middleby *	80,896	10,316
Moog, Cl A *	10,300	866
Nielsen Holdings (A)	147,610	5,420
Norfolk Southern	5,412	750
Northrop Grumman	2,135	656
Old Dominion Freight Line	844	109
Oshkosh Truck	4,106	370
Owens Corning	26,739	2,362
Paccar	1,178	83
Pitney Bowes	85,200	909
Quanta Services *	42,285	1,603
Raytheon	6,016	1,150
Robert Half International	2,123	121
Rockwell Automation	889	172
RR Donnelley & Sons	23,633	222
Ryder System	29,537	2,436
Southwest Airlines	46,954	2,849
Spirit AeroSystems Holdings, Cl A	51,976	4,379
Timken	34,500	1,722
Trinity Industries	43,000	1,533
Union Pacific	12,001	1,518
United Continental Holdings *	47,652	3,017
United Technologies	103,584	12,580
Vectrus *	900	29
Waste Management	11,345	933
WW Grainger	53,757	11,897

		168,971

Information Technology — 19.3%
Accenture, Cl A	1,715	254
Activision Blizzard	2,545	159
Adobe Systems *	1,632	296
Advanced Energy Industries *	3,022	227
Akamai Technologies *	8,103	452
Alphabet, Cl A *	27,485	28,479
Alphabet, Cl C *	10,969	11,204
Amkor Technology *	38,213	404
Analog Devices	117,187	10,091
Apple	49,474	8,502
Applied Materials	42,064	2,220
Arrow Electronics *	2,823	228
ASML Holding, Cl G (A)	41,210	7,233
Aspen Technology *	21,384	1,431
Automatic Data Processing	95,190	10,895
Booz Allen Hamilton Holding, Cl A	2,923	113
Broadcom	659	183
CA	42,300	1,399
Cadence Design Systems *	29,207	1,282
Cisco Systems	197,084	7,351
Citrix Systems *	14,853	1,302

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cognizant Technology Solutions, Cl A	12,840	$928
Convergys	60,800	1,501
Corning	85,300	2,763
Dell Technologies, Cl V *	17,644	1,380
Dolby Laboratories, Cl A	4,813	299
DST Systems	3,286	206
DXC Technology	18,504	1,779
eBay *	353,708	12,263
Electronic Arts *	78,604	8,359
Entegris	4,518	137
Facebook, Cl A *	82,485	14,615
First Solar *	7,016	436
Flex *	58,100	1,050
FLIR Systems	14,027	653
Fortinet *	6,183	260
Hewlett Packard Enterprise	73,800	1,029
HP	100,928	2,165
IAC *	7,552	961
Intel	180,802	8,107
International Business Machines	23,292	3,586
Intuit	8,198	1,289
Jabil	32,798	946
Juniper Networks	62,700	1,741
KLA-Tencor	4,127	422
Lam Research	16,684	3,209
Manhattan Associates *	1,618	72
Marvell Technology Group	10,894	243
Mastercard, Cl A	224,196	33,735
Maxim Integrated Products	1,640	86
Microchip Technology	130,132	11,320
Micron Technology *	55,205	2,340
Microsoft	316,124	26,608
NCR *	41,000	1,283
Nvidia	29,318	5,884
ON Semiconductor *	3,084	62
Oracle	327,182	16,052
PayPal Holdings *	306,741	23,229
QUALCOMM	10,250	680
Seagate Technology (A)	46,800	1,805
Symantec	295,804	8,569
Synopsys *	23,214	2,098
Take-Two Interactive Software *	90,090	10,050
Tech Data *	18,100	1,750
Teradyne	17,891	724
Texas Instruments	8,362	814
Total System Services	17,739	1,319
VeriSign *(A)	19,727	2,271
Visa, Cl A (A)	172,451	19,416
Vishay Intertechnology (A)	156,103	3,419
Western Digital	35,205	2,776
Western Union	81,100	1,597
Xerox	61,049	1,811

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga, Cl A *	88,141	$361

		344,163

Materials — 3.5%
Alcoa *	14,898	618
Cabot	36,257	2,220
Celanese, Cl A	35,580	3,816
Chemours	31,184	1,603
Domtar (A)	29,139	1,405
Eastman Chemical	33,775	3,120
Ecolab	58,579	7,962
Freeport-McMoRan, Cl B *	6,031	84
Huntsman	79,501	2,541
International Paper	28,800	1,630
Louisiana-Pacific *	26,277	726
LyondellBasell Industries, Cl A	80,096	8,386
Monsanto	3,493	413
Newmont Mining	5,640	209
Norbord	14,454	501
Owens-Illinois *	56,900	1,378
Praxair	54,650	8,412
Reliance Steel & Aluminum	23,600	1,855
Sherwin-Williams	37,493	14,975
Trinseo	9,348	690
WR Grace	1,720	126

		62,670

Real Estate — 2.1%
Annaly Capital Management ‡	141,600	1,653
Brixmor Property Group ‡	2,860	52
CBL & Associates Properties ‡(A)	65,600	369
CBRE Group, Cl A *	58,333	2,529
Crown Castle International ‡	126,004	14,238
Equinix ‡	14,835	6,891
Gaming and Leisure Properties ‡	36,519	1,326
Hospitality Properties Trust ‡	91,516	2,745
Hudson Pacific Properties ‡	2,511	90
Jones Lang LaSalle	7,708	1,175
Lexington Realty Trust ‡	130,200	1,362
Liberty Property Trust ‡	5,277	237
Park Hotels & Resorts ‡	32,872	960
Realogy Holdings (A)	24,939	696
Ryman Hospitality Properties ‡(A)	7,660	532
Senior Housing Properties Trust ‡	9,278	178
Sunstone Hotel Investors ‡	33,043	552
VEREIT ‡	152,600	1,190
Xenia Hotels & Resorts ‡	56,579	1,244

		38,019

Telecommunication Services — 0.7%
AT&T	104,438	3,800
Telephone & Data Systems	37,029	1,025

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications	169,521	$8,627

		13,452

Utilities — 2.1%
AES	138,691	1,467
Ameren	19,148	1,225
American Electric Power	42,783	3,321
CenterPoint Energy	36,160	1,085
Consolidated Edison	10,784	960
DTE Energy	16,584	1,917
Edison International	28,064	2,281
Entergy	58,387	5,049
Exelon	121,112	5,052
FirstEnergy	89,900	3,069
Hawaiian Electric Industries	7,000	268
Pinnacle West Capital	2,330	214
Portland General Electric	31,356	1,557
Public Service Enterprise Group	146,686	7,783
Southwest Gas Holdings	11,107	955
Vistra Energy *	34,663	655

		36,858

Total Common Stock (Cost $1,271,899) ($ Thousands)		1,706,794

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P. 1.170% **†(B)	63,415,843	63,410

Total Affiliated Partnership (Cost $63,415) ($ Thousands)		63,410

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	67,297,896	67,298

Total Cash Equivalent (Cost $67,298) ($ Thousands)		67,298

Total Investments in Securities— 103.0% (Cost $1,402,612) ($ Thousands)		$1,837,502

Percentages are based on Net Assets of $1,784,722 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $62,485 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $63,410 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,706,794	$–	$–	$1,706,794
Affiliated Partnership	–	63,410	–	63,410
Cash Equivalent	67,298	–	–	67,298

Total Investments in Securities	$1,774,092	$63,410	$–	$1,837,502

For the ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 37,873	$161,727	$ (136,185)	$ (2)	$ (3)	$ 63,410	$ 30
SEI Daily Income Trust, Government Fund, CI F	97,600	376,293	(406,595)	—	—	67,298	309

Totals	$ 135,473	$538,020	$ (542,780)	$ (2)	$ (3)	$ 130,708	$ 339

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 9.7%
Advance Auto Parts	200	$20
Amazon.com *	13,859	16,309
AutoZone *	25,046	17,201
Best Buy	2,700	161
BorgWarner	37,100	2,066
Carmax *	300	21
Carnival, Cl A	34,000	2,232
Carter’s (A)	27,680	2,998
CBS, Cl B	43,600	2,444
Charter Communications, Cl A *	20,236	6,601
Chico’s FAS	64,585	570
Chipotle Mexican Grill, Cl A *	100	30
Comcast, Cl A	1,041,658	39,104
Cooper-Standard Holdings *	7,800	983
Darden Restaurants	16,800	1,417
Delphi Automotive	88,200	9,232
Discovery Communications, Cl C *(A)	58,400	1,056
DISH Network, Cl A *	300	15
Dollar General	400	35
Dollar Tree *	57,735	5,933
DR Horton	500	25
Emerald Expositions Events (A)	42,095	941
Expedia	4,500	551
Floor & Decor Holdings, Cl A *	14,080	571
Foot Locker	29,200	1,251
Ford Motor	606,300	7,591
Gap	400	13
Garmin	200	12
General Motors	57,300	2,469
Genuine Parts	200	19
Goodyear Tire & Rubber	400	13
Groupon, Cl A *	56,600	319
H&R Block	11,700	306
Hanesbrands (A)	600	13
Harley-Davidson	200	10
Hasbro	200	19
Hilton Grand Vacations *	23,500	939
Hilton Worldwide Holdings	76,700	5,949
Home Depot	89,104	16,023
Interpublic Group	500	10
Kohl’s	200	10
L Brands	400	22
Lear	22,616	4,091
Leggett & Platt	30,110	1,452
Lennar, Cl A	300	19
Lennar, Cl B	6	—
Liberty Expedia Holdings, Cl A *	10,966	494
Liberty Interactive QVC Group, Cl A *	58,300	1,422
Live Nation *	209,114	9,490
LKQ *	139,300	5,491
Lowe’s	295,617	24,646

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
lululemon Athletica *	93,295	$6,247
Macy’s (A)	219,700	5,229
Madison Square Garden, Cl A *	5,110	1,107
Marriott International, Cl A	13,060	1,659
Mattel	500	9
McDonald’s	245,757	42,263
MGM Resorts International	6,600	225
Michael Kors Holdings *	300	18
Modine Manufacturing *	47,028	1,077
Mohawk Industries *	100	28
NetFlix *	25,330	4,751
Newell Brands	800	25
News, Cl A	600	10
NIKE, Cl B	1,800	109
Nordstrom	200	9
Norwegian Cruise Line Holdings *	2,300	125
Nutrisystem (A)	46,900	2,380
NVR *	819	2,846
Omnicom Group	300	21
O’Reilly Automotive *(A)	39,450	9,318
Priceline Group *	500	870
PulteGroup	500	17
PVH	26,800	3,606
Ross Stores	90,800	6,904
Royal Caribbean Cruises	2,300	285
Scholastic	43,375	1,784
Scripps Networks Interactive, Cl A	100	8
Starbucks	95,645	5,530
Steven Madden *	27,560	1,178
Tapestry	400	17
Target	700	42
TEGNA	62,500	830
Thor Industries	23,800	3,654
Tiffany	19,100	1,805
Time Warner	1,200	110
TJX	27,349	2,066
Tractor Supply	9,520	650
Twenty-First Century Fox, Cl A	1,400	45
Twenty-First Century Fox, Cl B	39,400	1,227
Ulta Beauty *	300	66
VF	600	44
Viacom, Cl B	500	14
Walt Disney	87,244	9,145
Whirlpool	52,840	8,907
Wolverine World Wide	16,600	481
Wyndham Worldwide	3,200	360
Wynn Resorts	10,500	1,660
Yum! Brands	95,200	7,946

		329,316

Consumer Staples — 7.9%
Altria Group	293,710	19,922

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland	800	$32
Avon Products *	30,500	60
Brown-Forman, Cl B	400	24
Campbell Soup	300	15
Church & Dwight	300	14
Clorox	200	28
Coca-Cola	725,472	33,205
Colgate-Palmolive	1,200	87
Conagra Brands	43,900	1,639
Constellation Brands, Cl A	6,900	1,501
Costco Wholesale	600	111
Coty, Cl A (A)	1,400	24
CVS Health	122,208	9,361
Dr. Pepper Snapple Group	300	27
Estee Lauder, Cl A	400	50
General Mills	900	51
Hershey	200	22
Hormel Foods	1,100	40
Ingredion	416	58
JM Smucker	13,850	1,616
Kellogg (A)	146,320	9,681
Kimberly-Clark	2,572	308
Kraft Heinz	177,452	14,439
Kroger	1,200	31
McCormick	200	20
Molson Coors Brewing, Cl B	172,650	13,484
Mondelez International, Cl A	281,220	12,076
Monster Beverage *	1,000	63
PepsiCo	538,181	62,709
Performance Food Group *	26,800	795
Philip Morris International	359,820	36,971
Pilgrim’s Pride *(A)	11,300	414
Procter & Gamble	264,334	23,787
Simply Good Foods *	88,585	1,173
Sprouts Farmers Market *	43,915	1,027
Sysco	600	35
Tyson Foods, Cl A	169,607	13,950
US Foods Holding *	44,076	1,283
Walgreens Boots Alliance	67,412	4,905
Wal-Mart Stores	28,134	2,735

		267,773

Energy — 5.7%
Anadarko Petroleum	147,900	7,112
Andeavor	7,200	759
Apache	500	21
Baker Hughes A GE	33,393	993
Cabot Oil & Gas, Cl A	1,000	29
Chevron	69,919	8,320
Cimarex Energy	26,615	3,090
Concho Resources *	200	28
ConocoPhillips	211,070	10,739

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Devon Energy	432,934	$16,681
EOG Resources	61,995	6,343
EQT	300	18
ExxonMobil	522,095	43,485
Halliburton	1,100	46
Helmerich & Payne (A)	1,000	59
Hess	400	18
Kinder Morgan	2,800	48
Magellan Midstream Partners (B)	228,829	15,332
Marathon Oil	1,200	18
Marathon Petroleum	150,100	9,401
National Oilwell Varco	600	20
NCS Multistage Holdings *	29,870	502
Newfield Exploration *	189,400	5,858
Noble Energy	600	16
Occidental Petroleum	1,200	85
Oceaneering International	47,890	936
ONEOK	22,900	1,188
Patterson-UTI Energy	219,024	4,729
Phillips 66	600	59
Pioneer Natural Resources	20,810	3,247
QEP Resources *	33,363	322
Schlumberger	340,198	21,381
Suncor Energy	514,503	17,884
TechnipFMC	600	17
US Silica Holdings (A)	36,895	1,224
Valero Energy	117,500	10,060
Williams	19,900	578
World Fuel Services	20,575	578

		191,224

Financials — 15.4%
Affiliated Managers Group	100	20
Aflac	11,100	973
Allstate	47,093	4,835
American Express	188,481	18,416
American International Group	1,100	66
Ameriprise Financial	3,936	642
Aon	52,850	7,411
Arch Capital Group *	15,165	1,436
Arthur J Gallagher	17,900	1,178
Assurant	500	50
Assured Guaranty	103,056	3,742
Bank of America	1,197,467	33,733
Bank of New York Mellon	346,215	18,952
Bank of the Ozarks (A)	32,760	1,580
BB&T	1,300	64
Berkshire Hathaway, Cl B *	282,536	54,532
BlackRock, Cl A	200	100
Brighthouse Financial *	145	9
Capital One Financial	100,500	9,246
CBOE Holdings (A)	17,800	2,197

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles Schwab	1,600	$78
Chimera Investment ‡	14,605	267
Chubb	641	97
Cincinnati Financial	400	30
Citigroup	726,725	54,868
Citizens Financial Group	194,565	7,919
CME Group, Cl A	107,309	16,047
Comerica	178,083	14,836
Commerce Bancshares	131,061	7,421
Discover Financial Services	103,408	7,301
Donnelley Financial Solutions *	33,800	689
E*TRADE Financial *	14,700	708
Everest Re Group	8,100	1,779
FCB Financial Holdings, Cl A *	31,855	1,684
Fifth Third Bancorp	61,200	1,867
FNF Group	44,290	1,792
Franklin Resources	400	17
Goldman Sachs Group	14,400	3,566
Hartford Financial Services Group	3,500	201
Home BancShares	62,985	1,499
Huntington Bancshares	1,500	22
Intercontinental Exchange	332,980	23,791
Invesco	100,200	3,624
JPMorgan Chase	310,434	32,447
KeyCorp	133,800	2,540
Ladder Capital, Cl A	36,000	491
Leucadia National	37,800	994
Lincoln National	300	23
Loews	400	20
LPL Financial Holdings	9,923	514
M&T Bank	9,142	1,545
Marsh & McLennan	117,061	9,825
MetLife	177,060	9,505
Moody’s	300	46
Morgan Stanley	315,065	16,260
Morningstar	14,725	1,359
Nasdaq	200	16
Navient	21,800	275
New Residential Investments ‡	202,046	3,574
Northern Trust	300	29
Old Republic International	52,800	1,107
PacWest Bancorp	19,275	919
People’s United Financial	2,700	51
PNC Financial Services Group	44,319	6,229
Principal Financial Group	41,500	2,938
Progressive	465,863	24,775
Prudential Financial	600	69
Raymond James Financial	400	35
Regions Financial	125,500	2,082
Reinsurance Group of America, Cl A	15,538	2,518
S&P Global	143,111	23,682
State Street	4,400	420

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sterling Bancorp	37,035	$939
SunTrust Banks	272,055	16,767
Synchrony Financial	1,000	36
T. Rowe Price Group	600	62
Torchmark	8,900	791
Travelers	400	54
Unum Group	133,922	7,583
US Bancorp	415,183	22,897
Validus Holdings	11,805	581
Washington Federal	45,380	1,579
Wells Fargo	230,755	13,031
Willis Towers Watson	200	32
XL Group	21,600	838
Zions Bancorporation	15,600	773

		519,536

Health Care — 12.7%
Abbott Laboratories	125,670	7,084
AbbVie	241,232	23,380
Aetna	2,595	468
Agilent Technologies	83,220	5,762
Alexion Pharmaceuticals *	400	44
Align Technology *	11,000	2,870
Allergan	45,296	7,874
AmerisourceBergen	300	25
Amgen	48,400	8,502
AMN Healthcare Services *(A)	15,305	768
Anthem	1,900	446
Baxter International	318,436	20,867
Becton Dickinson	1,600	365
Biogen *	51,891	16,718
Bioverativ *	4,930	247
Boston Scientific *	386,175	10,149
Bristol-Myers Squibb	56,500	3,570
C.R. Bard	4,600	1,545
Cambrex *	12,420	607
Cardinal Health	500	30
Catalent *	22,000	875
Celgene *	227,477	22,936
Cellectis ADR *(A)	17,090	426
Centene *	21,500	2,195
Cerner *	134,520	9,509
Cigna	1,800	381
Cooper	9,100	2,195
Corcept Therapeutics *(A)	31,300	562
Danaher	119,395	11,266
DaVita HealthCare Partners *	300	18
DENTSPLY SIRONA	300	20
Eagle Pharmaceuticals *(A)	8,800	520
Edwards Lifesciences *	1,184	139
Eli Lilly	55,465	4,695
Endo International *	110,800	813

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Express Scripts Holding *	293,541	$19,133
Gilead Sciences	198,430	14,839
HCA Healthcare *	400	34
Henry Schein *	200	14
Hologic *	400	17
Humana	42,593	11,111
IDEXX Laboratories *	16,100	2,518
Illumina *	17,400	4,003
INC Research Holdings, Cl A *	23,160	887
Incyte *	14,700	1,455
Intuitive Surgical *	8,800	3,518
Johnson & Johnson	241,744	33,682
Laboratory Corp of America Holdings *	100	16
Mallinckrodt *(A)	28,100	613
McKesson	6,453	953
Medtronic	323,291	26,552
Merck	654,907	36,197
Mettler Toledo International *	2,100	1,321
Mylan *	1,000	37
PerkinElmer	600	44
Perrigo	300	26
Pfizer	447,043	16,210
Quest Diagnostics	26,800	2,639
Regeneron Pharmaceuticals *	100	36
STERIS	15,845	1,425
Stryker	74,510	11,624
Thermo Fisher Scientific	19,495	3,758
UnitedHealth Group	212,804	48,555
Universal Health Services, Cl B	100	11
Valeant Pharmaceuticals International *	164,480	2,755
Varian Medical Systems *	1,600	179
Vertex Pharmaceuticals *	55,815	8,054
Waters *	200	39
Zimmer Biomet Holdings	300	35
Zoetis, Cl A	116,770	8,441

		428,602

Industrials — 10.2%
3M	49,259	11,977
Acuity Brands	100	17
Alaska Air Group	70,060	4,846
Allegion	133	11
American Airlines Group	600	30
Ametek	45,500	3,307
Applied Industrial Technologies	12,300	787
Arconic	700	17
Atkore International Group *	71,215	1,515
Boeing	103,394	28,619
Builders FirstSource *	17,300	353
C.H. Robinson Worldwide	200	17
Canadian National Railway	125,800	9,810
Canadian Pacific Railway	36,190	6,340

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carlisle	7,898	$908
Caterpillar	800	113
Cintas	200	32
CSX	112,700	6,283
Cummins	61,300	10,262
Deere	23,965	3,591
Delta Air Lines	900	48
Deluxe	22,070	1,569
Dover	300	29
Dycom Industries *(A)	7,680	825
Eaton	68,460	5,325
Echo Global Logistics *	27,869	753
EMCOR Group	15,300	1,236
Emerson Electric	15,000	972
EnerSys	9,450	653
Equifax	34,360	3,921
Expeditors International of Washington	6,700	434
Fastenal (A)	110,330	5,780
FedEx	400	93
Flowserve	200	9
Fluor	200	10
Fortive	49,700	3,710
Fortune Brands Home & Security	200	14
FTI Consulting *	35,363	1,521
Generac Holdings *	23,735	1,167
General Dynamics	31,700	6,567
General Electric	978,778	17,902
Global Brass & Copper Holdings	11,100	384
Honeywell International	232,117	36,201
Huntington Ingalls Industries	9,900	2,393
IHS Markit *	11,500	513
Illinois Tool Works	31,600	5,348
Ingersoll-Rand	4,300	377
Insperity	9,400	1,108
Jacobs Engineering Group	200	13
JB Hunt Transport Services	1,000	111
Johnson Controls International	326,675	12,296
Kansas City Southern	4,500	505
Kirby *(A)	20,660	1,390
L3 Technologies	12,200	2,423
Lockheed Martin	67,746	21,619
Masco	400	17
MasTec *	29,500	1,323
Nielsen Holdings (A)	226,699	8,324
Norfolk Southern	61,300	8,498
Northrop Grumman	25,600	7,869
Oshkosh Truck	31,800	2,863
Paccar	500	35
Parker Hannifin	7,800	1,462
Pentair	300	21
PGT Innovations *	54,895	898
Proto Labs *(A)	6,735	648

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanta Services *	200	$8
Raytheon	56,630	10,825
Regal-Beloit	17,930	1,380
Republic Services, Cl A	80,004	5,196
Robert Half International	200	11
Rockwell Automation	12,960	2,502
Rockwell Collins	300	40
Roper Technologies	2,600	695
Snap-on (A)	6,855	1,161
Southwest Airlines	79,586	4,829
Stanley Black & Decker	200	34
Stericycle *	100	7
Terex	26,600	1,244
Textron	500	28
TransDigm Group	100	28
TriMas *	25,620	664
Union Pacific	83,300	10,537
United Continental Holdings *	400	25
United Parcel Service, Cl B	113,380	13,770
United Rentals *	13,100	2,089
United Technologies	85,564	10,392
Verisk Analytics, Cl A *	200	19
Wabtec (A)	43,680	3,359
Waste Connections	51,643	3,555
Waste Management	174,166	14,325
WESCO International *	25,816	1,692
WW Grainger	100	22
Xylem	300	21

		346,470

Information Technology — 24.3%
Accenture, Cl A	47,028	6,961
Activision Blizzard	28,100	1,753
Adobe Systems *	107,188	19,451
Advanced Micro Devices *(A)	152,900	1,665
Akamai Technologies *	200	11
Alliance Data Systems	100	24
Alphabet, Cl A *	42,999	44,554
Alphabet, Cl C *	76,765	78,409
Amdocs	140,464	9,171
Amphenol, Cl A	34,700	3,143
Analog Devices	8,132	700
Apple	725,803	124,729
Applied Materials	510,264	26,927
Arrow Electronics *	6,220	502
Autodesk *	300	33
Automatic Data Processing	1,000	114
Belden	11,235	951
Bottomline Technologies de *	43,850	1,462
Broadcom	58,343	16,216
CA	59,900	1,981
Cadence Design Systems *	5,500	241

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ciena *(A)	41,085	$894
Cisco Systems	637,556	23,781
Citrix Systems *	200	18
Cognizant Technology Solutions, Cl A	289,357	20,915
CoreLogic *	32,373	1,412
Corning	62,400	2,021
CSRA	200	6
Cypress Semiconductor (A)	340,620	5,453
Dell Technologies, Cl V *	60,907	4,765
DST Systems	133,213	8,336
DXC Technology	174,517	16,778
eBay *	820,047	28,431
Electronic Arts *	83,535	8,884
F5 Networks *	100	13
Facebook, Cl A *	357,270	63,301
Fidelity National Information Services	400	38
Fiserv *	400	53
FLIR Systems	29,625	1,380
Gartner *	3,900	471
Global Payments	200	20
Harris	61,834	8,935
Hewlett Packard Enterprise	3,600	50
HP	196,000	4,204
Intel	422,434	18,942
International Business Machines	24,995	3,848
Intuit	29,800	4,685
j2 Global (A)	16,000	1,207
Juniper Networks	500	14
KLA-Tencor	52,300	5,347
Lam Research	29,900	5,751
Leidos Holdings	20,275	1,289
Manhattan Associates *	45,679	2,026
Mastercard, Cl A	43,800	6,591
Maxim Integrated Products	90,400	4,731
Microchip Technology (A)	36,500	3,175
Micron Technology *	335,667	14,229
Microsemi *	17,505	925
Microsoft	772,962	65,060
Motorola Solutions	259,500	24,422
NetApp	500	28
Nvidia	33,700	6,764
Oracle	305,616	14,994
Palo Alto Networks *	17,675	2,576
Paychex	400	27
PayPal Holdings *	241,130	18,261
Qorvo *	200	15
QUALCOMM	2,800	186
Red Hat *	1,300	165
salesforce.com inc *	1,200	125
Seagate Technology (A)	15,700	605
Skyworks Solutions	52,545	5,504
Symantec	125,400	3,633

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synopsys *	25,600	$2,314
TE Connectivity	500	47
Texas Instruments	304,606	29,635
Total System Services	200	15
Vantiv, Cl A *	10,290	772
VeriSign *	1,800	207
Versum Materials	65,017	2,497
Visa, Cl A (A)	186,136	20,957
Western Digital	136,963	10,801
Western Union	700	14
Xerox	350	10
Xilinx	800	56

		821,607

Materials — 3.0%
AdvanSix *	1,024	44
Air Products & Chemicals	49,500	8,070
Albemarle	15,200	2,042
Alcoa	42,300	1,756
Avery Dennison	200	23
Ball	500	20
CF Industries Holdings	4,400	165
Chemours	88,400	4,544
Crown Holdings *	119,430	7,134
DowDuPont	194,743	14,014
Eagle Materials	8,725	977
Eastman Chemical	600	55
Ecolab	500	68
FMC	8,500	802
Freeport-McMoRan, Cl B *	647,730	9,016
Graphic Packaging Holding	115,750	1,772
Greif, Cl A	14,900	813
Ingevity *	16,410	1,306
Innospec	21,190	1,513
International Flavors & Fragrances	100	15
International Paper	4,900	277
Koppers Holdings *	7,300	364
LyondellBasell Industries, Cl A	140,410	14,701
Martin Marietta Materials	200	42
Monsanto	2,200	260
Mosaic	600	15
Newmont Mining	30,700	1,136
Nucor	400	23
Owens-Illinois *	60,500	1,465
Packaging Corp of America	8,100	961
PPG Industries	132,729	15,509
Praxair	400	62
Sealed Air	600	29
Sherwin-Williams	800	319
Steel Dynamics	46,600	1,794
Tahoe Resources	442,924	1,953
Valvoline	63,080	1,556

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vulcan Materials	48,359	$6,076
Westlake Chemical	19,500	1,910
WestRock	500	31

		102,632

Real Estate — 2.4%
Alexandria Real Estate Equities ‡	14,400	1,830
American Campus Communities ‡	33,780	1,432
American Tower, Cl A	45,900	6,606
Apartment Investment & Management, Cl A ‡	200	9
AvalonBay Communities	3,700	671
Boston Properties	400	50
Brixmor Property Group ‡	17,700	320
Camden Property Trust ‡	15,610	1,425
CBRE Group, Cl A *	291,654	12,646
Chesapeake Lodging Trust	16,100	464
CoreCivic ‡	149,967	3,526
Crown Castle International	2,000	226
DCT Industrial Trust ‡	17,550	1,055
DDR ‡	78,500	599
Digital Realty Trust	29,700	3,466
Duke Realty ‡	9,400	264
Equinix ‡	4,910	2,281
Equity Residential	500	33
Essex Property Trust	6,500	1,605
Extra Space Storage	15,965	1,363
Federal Realty Investment Trust	200	26
Franklin Street Properties ‡	30,600	333
GEO Group ‡	79,150	2,101
GGP	1,000	23
HCP	700	19
Healthcare Realty Trust ‡(A)	43,190	1,415
Host Hotels & Resorts ‡	1,100	22
Invesco Mortgage Capital ‡	21,100	373
Iron Mountain	400	16
Kilroy Realty	17,135	1,292
Kimco Realty	4,900	91
Macerich	100	6
Mid-America Apartment Communities	61,950	6,346
Park Hotels & Resorts	110,156	3,217
Prologis	196,250	12,998
Public Storage	300	64
Rayonier	88,369	2,788
Realty Income	500	28
Regency Centers	200	14
SBA Communications, Cl A *	5,800	985
Simon Property Group	600	97
SL Green Realty	200	20
Spirit Realty Capital	38,200	326
UDR	39,360	1,548
Ventas	71,710	4,590
VEREIT	120,400	939

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vornado Realty Trust	200	$16
Welltower	600	40
Weyerhaeuser	42,179	1,492
Xenia Hotels & Resorts	13,000	286

		81,382

Telecommunication Services — 2.1%
AT&T	796,592	28,980
CenturyLink	2,757	40
Telephone & Data Systems	10,600	294
Verizon Communications	802,946	40,862

		70,176

Utilities — 3.6%
AES	423,700	4,483
Alliant Energy	39,400	1,777
Ameren	44,400	2,840
American Electric Power	131,836	10,234
American Water Works	24,500	2,243
Atmos Energy	19,800	1,827
CenterPoint Energy	131,900	3,958
CMS Energy	15,100	754
Consolidated Edison	16,300	1,451
Dominion Energy	34,800	2,928
DTE Energy	32,900	3,802
Duke Energy	4,100	366
Edison International	44,900	3,649
Entergy	900	78
Eversource Energy	13,500	876
Exelon	1,400	58
FirstEnergy	600	21
MDU Resources Group	12,200	341
National Grid	805,130	9,645
NextEra Energy	119,348	18,862
NiSource	5,300	146
Northwest Natural Gas	10,215	706
NRG Energy	305,000	8,433
Pattern Energy Group, Cl A (A)	69,735	1,572
PG&E	372,681	20,214
Pinnacle West Capital	20,900	1,919
PNM Resources	34,350	1,563
PPL	226,600	8,309
Public Service Enterprise Group	700	37
SCANA	200	9
Sempra Energy	4,800	581
SJW	500	34
Southern	1,400	72
UGI	38,500	1,887
Vectren	6,637	461
WEC Energy Group	9,253	643

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy	70,700	$3,649

		120,428

Total Common Stock (Cost $2,533,932) ($ Thousands)		3,279,146

	Number of Rights

RIGHTS — 0.0%
Safeway - PDC * ‡‡	85,749	4

Safeway CVR - Casa Ley * ‡‡	85,749	87

Total Rights (Cost $—) ($ Thousands)		91

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 1.012%, 12/21/2017 (C)	$200	200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P. 1.170% **†(D)	68,455,826	68,449

Total Affiliated Partnership (Cost $68,455) ($ Thousands)		68,449

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	149,549,697	149,550

Total Cash Equivalent (Cost $149,550) ($ Thousands)		149,550

Total Investments — 103.4% (Cost $2,752,137) ($ Thousands)		$3,497,436

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Disciplined Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	113	Dec-2017	$13,920	$14,961	$1,041

Percentages are based on Net Assets of $3,383,052 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $67,075 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2017, such securities amounted to $15,332 ($ Thousands), or 0.45% of the net assets of the Fund (See Note 2).

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $68,449 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Convertible Rate Security

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,279,146	$–	$–	$3,279,146
Rights	–	91	–	91
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	68,449	–	68,449
Cash Equivalent	149,550	–	–	149,550

Total Investments in Securities	$3,428,696	$68,740	$–	$3,497,436

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,041	$—	$—	$1,041

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 24,078	$ 185,066	$ (140,690)	$ —	$ (5)	$ 68,449	$ 33
SEI Daily Income Trust, Government Fund, CI F	190,844	499,007	(540,301)	—	—	149,550	638

Totals	$ 214,922	$ 684,073	$ (680,991)	$ —	$ (5)	$ 217,999	$ 671

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.2%
Adient	9,126	$714
Advance Auto Parts	7,008	708
Amazon.com *	35,789	42,115
AMC Networks, Cl A *(A)	5,485	283
Aramark	23,800	1,014
AutoNation *(A)	6,732	373
AutoZone *	2,507	1,722
Bed Bath & Beyond (A)	14,915	334
Best Buy	23,147	1,380
BorgWarner	17,464	972
Bright Horizons Family Solutions *	5,100	454
Brunswick	9,400	520
Burlington Stores *	6,900	734
Cable One (A)	457	314
CalAtlantic Group	7,300	409
Carmax *(A)	15,760	1,086
Carnival, Cl A	36,900	2,422
Carter’s	3,300	357
CBS, Cl B	28,770	1,613
Charter Communications, Cl A *	17,397	5,675
Chipotle Mexican Grill, Cl A *(A)	2,119	645
Choice Hotels International	3,584	281
Cinemark Holdings (A)	11,000	397
Comcast, Cl A	422,950	15,878
Darden Restaurants	11,922	1,005
Delphi Automotive	24,100	2,523
Dick’s Sporting Goods	8,758	258
Discovery Communications, Cl A *(A)	14,500	276
Discovery Communications, Cl C *(A)	23,100	418
DISH Network, Cl A *	18,362	930
Dollar General	24,600	2,167
Dollar Tree *	20,034	2,059
Domino’s Pizza	3,900	726
DR Horton	31,568	1,610
Dunkin’ Brands Group	9,000	537
Entercom Communications, Cl A	9,707	113
Expedia	10,622	1,301
Extended Stay America	16,600	290
Foot Locker	13,469	577
Ford Motor	353,984	4,432
GameStop, Cl A (A)	10,100	189
Gap	21,721	702
Garmin (A)	11,200	695
General Motors	120,800	5,205
Gentex (A)	29,264	599
Genuine Parts	13,311	1,237
Goodyear Tire & Rubber (A)	23,452	759
Graham Holdings, Cl B	457	266
H&R Block (A)	19,125	501
Hanesbrands (A)	33,472	699
Harley-Davidson (A)	14,003	703

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hasbro	9,267	$862
Hilton Grand Vacations *	5,170	207
Hilton Worldwide Holdings	20,333	1,577
Home Depot	108,015	19,423
Hyatt Hotels, Cl A *	2,600	188
International Game Technology	8,400	231
Interpublic Group (A)	36,375	719
John Wiley & Sons, Cl A	4,042	239
Kohl’s	13,419	644
L Brands (A)	22,157	1,242
Las Vegas Sands	32,493	2,251
Lear	6,400	1,158
Leggett & Platt (A)	13,012	628
Lennar, Cl A	18,030	1,132
Lennar, Cl B	1,585	81
Liberty Broadband, Cl A *	2,780	238
Liberty Broadband, Cl C *	10,108	879
Liberty Expedia Holdings, Cl A *	5,432	245
Liberty Interactive QVC Group, Cl A *	38,430	938
Liberty Media Group, Cl C *(A)	16,100	586
Liberty SiriusXM Group, Cl A *	8,320	339
Liberty SiriusXM Group, Cl C *	16,440	671
Liberty Ventures, Ser A *	8,149	455
Lions Gate Entertainment, Cl A *	4,900	160
Lions Gate Entertainment, Cl B *	10,883	338
Live Nation *	13,600	617
LKQ *	26,500	1,045
Lowe’s	75,310	6,279
lululemon Athletica *	7,500	502
Macy’s (A)	30,330	722
Madison Square Garden, Cl A *	1,786	387
Marriott International, Cl A	28,894	3,670
Mattel (A)	34,142	623
McDonald’s	73,180	12,585
MGM Resorts International	46,639	1,591
Michael Kors Holdings *	11,000	643
Michaels *	9,500	205
Mohawk Industries *	5,766	1,630
Murphy USA *(A)	3,588	283
NetFlix *	36,600	6,865
Newell Brands	43,493	1,347
News	10,800	177
News, Cl A	37,846	612
NIKE, Cl B	117,968	7,128
Nordstrom (A)	8,512	387
Norwegian Cruise Line Holdings *	15,600	845
NVR *	304	1,056
Omnicom Group (A)	20,544	1,468
O’Reilly Automotive *	8,040	1,899
Penske Auto Group	4,000	193
Polaris Industries (A)	5,900	749
Pool	4,000	503

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Priceline Group *	4,432	$7,710
PulteGroup	26,345	899
PVH	6,300	848
Ralph Lauren, Cl A	5,780	550
Regal Entertainment Group, Cl A (A)	7,388	149
Ross Stores	33,576	2,553
Royal Caribbean Cruises	15,200	1,883
Sally Beauty Holdings *	14,200	242
Scripps Networks Interactive, Cl A	8,253	675
Service International	13,794	510
ServiceMaster Global Holdings *	13,300	650
Signet Jewelers (A)	4,800	251
Sirius XM Holdings (A)	119,300	656
Six Flags Entertainment (A)	6,200	406
Skechers U.S.A., Cl A *	13,400	470
Starbucks	125,912	7,280
Tapestry	23,467	978
Target	50,385	3,018
TEGNA	22,559	300
Tempur Sealy International *(A)	4,200	243
Tesla *(A)	11,437	3,532
Thor Industries	4,900	752
Tiffany	9,925	938
Time Warner	70,879	6,486
TJX	57,108	4,314
Toll Brothers	12,451	627
Tractor Supply	10,200	696
Tribune Media, Cl A	7,200	297
TripAdvisor *(A)	11,367	393
Tupperware Brands	4,800	303
Twenty-First Century Fox, Cl A	96,685	3,088
Twenty-First Century Fox, Cl B	39,600	1,234
Ulta Beauty *	5,052	1,120
Under Armour, Cl A *(A)	18,400	245
Under Armour, Cl C *(A)	18,821	225
Urban Outfitters *(A)	8,820	274
Vail Resorts	3,700	833
VF	29,568	2,157
Viacom, Cl A	1,200	41
Viacom, Cl B	28,869	818
Visteon *	3,300	435
Walt Disney	140,572	14,735
Wayfair, Cl A *(A)	3,800	266
Wendy’s (A)	20,075	299
Whirlpool	6,816	1,149
Williams-Sonoma (A)	9,062	464
Wyndham Worldwide	9,568	1,075
Wynn Resorts	6,896	1,090
Yum China Holdings	35,148	1,435
Yum! Brands	31,548	2,633

		282,844

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 7.5%
Altria Group	173,240	$11,751
Archer-Daniels-Midland	49,079	1,957
Blue Buffalo Pet Products *(A)	5,600	172
Brown-Forman, Cl A	5,000	302
Brown-Forman, Cl B	14,454	864
Bunge	13,700	917
Campbell Soup (A)	16,678	822
Casey’s General Stores (A)	3,800	459
Church & Dwight	23,314	1,098
Clorox	11,303	1,574
Coca-Cola	345,040	15,792
Colgate-Palmolive	76,550	5,546
Conagra Brands	35,286	1,317
Constellation Brands, Cl A	14,531	3,162
Costco Wholesale	39,881	7,355
Coty, Cl A (A)	45,424	783
CVS Health	93,052	7,128
Dr. Pepper Snapple Group	16,000	1,443
Edgewell Personal Care *(A)	6,041	350
Energizer Holdings (A)	6,341	291
Estee Lauder, Cl A	19,008	2,373
Flowers Foods (A)	16,525	330
General Mills (A)	52,692	2,980
Hain Celestial Group *	10,300	423
Herbalife *(A)	6,300	442
Hershey	13,098	1,453
Hormel Foods (A)	26,556	968
Ingredion	6,000	831
JM Smucker	9,711	1,133
Kellogg (A)	21,603	1,429
Kimberly-Clark	32,118	3,846
Kraft Heinz	53,202	4,329
Kroger	77,446	2,003
Lamb Weston Holdings	14,462	786
McCormick	11,393	1,164
Molson Coors Brewing, Cl B	14,762	1,153
Mondelez International, Cl A	130,506	5,604
Monster Beverage *	36,987	2,318
Nu Skin Enterprises, Cl A	5,500	373
PepsiCo	128,252	14,944
Philip Morris International	139,268	14,310
Pilgrim’s Pride *(A)	5,700	209
Pinnacle Foods	11,800	687
Post Holdings *	6,300	501
Procter & Gamble	230,254	20,721
Rite Aid *(A)	104,400	210
Spectrum Brands Holdings (A)	2,500	287
Sprouts Farmers Market *	13,500	316
Sysco	43,048	2,485
TreeHouse Foods *	5,400	249
Tyson Foods, Cl A	24,665	2,029

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Foods Holding *	13,400	$390
Walgreens Boots Alliance	82,525	6,005
Wal-Mart Stores	130,679	12,706

		173,070

Energy — 5.5%
Anadarko Petroleum	52,040	2,503
Andeavor	13,446	1,418
Antero Resources *(A)	18,400	350
Apache (A)	35,759	1,496
Baker Hughes A GE	39,840	1,184
Cabot Oil & Gas, Cl A	38,600	1,117
Centennial Resource Development, Cl A *	11,100	225
Cheniere Energy *	19,700	952
Chesapeake Energy *(A)	61,266	249
Chevron	169,902	20,217
Cimarex Energy	8,100	941
Concho Resources *	13,100	1,832
ConocoPhillips	108,376	5,514
CONSOL Energy *	26,150	388
Continental Resources *	9,000	426
Devon Energy	49,313	1,900
Diamondback Energy *	8,400	918
Energen *	9,437	533
EOG Resources	51,290	5,248
EQT	20,619	1,229
Extraction Oil & Gas *(A)	12,000	181
ExxonMobil	381,738	31,795
Gulfport Energy *	12,100	155
Halliburton	76,936	3,214
Helmerich & Payne (A)	9,750	571
Hess	26,212	1,203
HollyFrontier	16,726	744
Kinder Morgan	175,222	3,019
Kosmos Energy *	17,200	137
Laredo Petroleum *	14,600	156
Marathon Oil	71,376	1,059
Marathon Petroleum	44,776	2,804
Murphy Oil (A)	15,454	432
Nabors Industries	26,800	162
National Oilwell Varco (A)	31,880	1,070
Newfield Exploration *	20,099	622
Noble Energy	44,524	1,171
Occidental Petroleum	67,754	4,777
Oceaneering International	9,700	190
ONEOK	35,458	1,840
Parsley Energy, Cl A *	21,300	572
Patterson-UTI Energy	13,832	299
PBF Energy, Cl A	9,900	320
Phillips 66	40,088	3,911
Pioneer Natural Resources	15,344	2,394
QEP Resources *	24,346	235

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Range Resources (A)	20,614	$371
RPC	5,550	133
RSP Permian *	13,100	481
Schlumberger	124,255	7,809
SM Energy	8,800	182
Southwestern Energy *	48,976	312
Targa Resources	19,500	846
Transocean *(A)	33,900	344
Valero Energy	40,236	3,445
Weatherford International *(A)	88,900	293
Whiting Petroleum *(A)	5,337	133
Williams	71,796	2,086
World Fuel Services	7,000	197
WPX Energy *	34,048	431

		128,736

Financials — 14.6%
Affiliated Managers Group	5,420	1,077
Aflac	35,456	3,107
AGNC Investment ‡	34,059	678
Alleghany *	1,199	701
Allstate	32,925	3,380
Ally Financial	41,700	1,120
American Express	65,434	6,394
American Financial Group	7,014	737
American International Group	82,123	4,924
American National Insurance	822	103
Ameriprise Financial	13,580	2,217
Aon	23,644	3,315
Arch Capital Group *	11,300	1,070
Arthur J Gallagher	14,804	975
Aspen Insurance Holdings	5,700	234
Associated Banc	14,684	374
Assurant	4,993	504
Assured Guaranty	8,400	305
Athene Holding, Cl A *	10,100	486
Axis Capital Holdings	8,800	461
Bank of America	887,063	24,989
Bank of Hawaii (A)	4,082	346
Bank of New York Mellon	89,509	4,900
Bank of the Ozarks (A)	11,400	550
BankUnited	9,600	357
BB&T	72,106	3,563
Berkshire Hathaway, Cl B *	173,200	33,429
BGC Partners, Cl A	22,900	374
BlackRock, Cl A	11,085	5,556
BOK Financial	2,475	220
Brighthouse Financial *	7,728	454
Brown & Brown	11,124	570
Capital One Financial	43,825	4,032
CBOE Holdings (A)	10,400	1,284
Charles Schwab	105,285	5,137

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chimera Investment ‡	18,880	$346
Chubb	42,091	6,402
Cincinnati Financial	14,786	1,105
CIT Group (A)	12,503	623
Citigroup	245,004	18,498
Citizens Financial Group	47,200	1,921
CME Group, Cl A	30,770	4,601
CNA Financial	3,100	169
Comerica	16,353	1,362
Commerce Bancshares	8,614	488
Credit Acceptance *(A)	800	242
Cullen/Frost Bankers (A)	5,468	538
Discover Financial Services	32,889	2,322
E*TRADE Financial *	23,100	1,112
East West Bancorp	11,700	720
Eaton Vance	11,010	609
Erie Indemnity, Cl A	2,419	300
Everest Re Group	3,700	813
FactSet Research Systems (A)	3,900	780
Federated Investors, Cl B (A)	9,658	324
Fifth Third Bancorp	67,082	2,047
First American Financial	10,500	584
First Hawaiian	2,400	70
First Horizon National (A)	21,756	422
First Republic Bank	14,400	1,376
FNB (Pennsylvania)	32,100	455
FNF Group	22,252	900
Franklin Resources	29,249	1,268
Goldman Sachs Group	32,775	8,116
Granite Point Mortgage Trust ‡	3,014	54
Hanover Insurance Group	4,393	473
Hartford Financial Services Group	31,510	1,810
Huntington Bancshares	100,034	1,440
Interactive Brokers Group, Cl A (A)	5,600	320
Intercontinental Exchange	53,200	3,801
Invesco	34,200	1,237
JPMorgan Chase	318,434	33,283
KeyCorp	95,651	1,815
Lazard, Cl A	10,000	492
Legg Mason	7,781	311
Leucadia National	25,606	674
Lincoln National	19,688	1,507
Loews	23,636	1,188
LPL Financial Holdings	7,900	410
M&T Bank	12,557	2,122
Markel *	1,260	1,395
MarketAxess Holdings	3,600	703
Marsh & McLennan	46,665	3,917
Mercury General	2,396	131
MetLife	81,109	4,354
MFA Financial ‡	33,700	270
Moody’s	14,827	2,251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	117,578	$6,068
Morningstar	1,800	166
MSCI, Cl A	8,200	1,055
Nasdaq	9,300	736
Navient	25,914	327
New Residential Investments ‡	30,700	543
New York Community Bancorp (A)	46,772	624
Northern Trust	19,605	1,917
Old Republic International	23,390	490
OneMain Holdings, Cl A *	4,700	121
PacWest Bancorp	12,000	572
People’s United Financial	31,534	600
Pinnacle Financial Partners	7,300	501
PNC Financial Services Group	43,122	6,061
Popular	10,453	370
Principal Financial Group	23,608	1,671
ProAssurance	5,500	340
Progressive	52,480	2,791
Prosperity Bancshares	6,600	462
Prudential Financial	37,963	4,398
Raymond James Financial	10,721	947
Regions Financial	106,587	1,768
Reinsurance Group of America, Cl A	6,299	1,021
RenaissanceRe Holdings	4,200	557
S&P Global	23,756	3,931
Santander Consumer USA Holdings	11,600	200
SEI †	13,042	918
Signature Bank NY *	5,300	728
SLM *	43,914	508
Starwood Property Trust ‡	23,500	509
State Street	34,279	3,268
SunTrust Banks	43,946	2,708
SVB Financial Group *	4,300	979
Synchrony Financial	73,418	2,635
Synovus Financial	12,096	600
T. Rowe Price Group	20,830	2,144
TCF Financial	15,001	305
TD Ameritrade Holding	21,345	1,092
TFS Financial	6,200	94
Torchmark	10,687	950
Travelers	24,275	3,291
Two Harbors Investment ‡	15,900	254
Unum Group	21,305	1,206
US Bancorp	141,397	7,798
Validus Holdings	7,926	390
Voya Financial	17,200	760
Webster Financial (A)	9,200	528
Wells Fargo	404,066	22,818
Western Alliance Bancorp *	9,200	535
White Mountains Insurance Group	447	398
Willis Towers Watson	11,900	1,914
WR Berkley	9,714	671

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XL Group	21,700	$842
Zions Bancorporation	18,502	917

		338,391

Health Care — 13.1%
Abbott Laboratories	151,237	8,525
AbbVie	142,961	13,856
ABIOMED *	3,900	760
Acadia Healthcare *	7,100	226
ACADIA Pharmaceuticals *(A)	8,900	269
Aetna	28,835	5,195
Agilent Technologies	27,964	1,936
Agios Pharmaceuticals *(A)	3,700	228
Akorn *(A)	8,700	283
Alexion Pharmaceuticals *	18,900	2,075
Align Technology *	7,200	1,878
Alkermes *(A)	15,000	784
Allergan	30,216	5,252
Alnylam Pharmaceuticals *	7,600	1,023
AmerisourceBergen	15,124	1,283
Amgen	65,958	11,586
Anthem	24,031	5,646
athenahealth *(A)	3,900	518
Baxter International	44,515	2,917
Becton Dickinson	19,778	4,514
Biogen *	18,900	6,089
BioMarin Pharmaceutical *	15,100	1,296
Bio-Rad Laboratories, Cl A *	2,200	597
Bio-Techne	3,441	464
Bioverativ *	10,800	540
Boston Scientific *	125,839	3,307
Bristol-Myers Squibb	147,459	9,318
Brookdale Senior Living, Cl A *	19,000	203
Bruker	9,400	331
C.R. Bard	6,485	2,179
Cardinal Health	27,129	1,606
Celgene *	69,160	6,973
Centene *	15,728	1,606
Cerner *	26,996	1,908
Charles River Laboratories International *	4,443	463
Cigna	21,955	4,649
Cooper	4,704	1,135
Danaher	54,402	5,133
DaVita HealthCare Partners *	14,485	884
DENTSPLY SIRONA	19,166	1,284
DexCom *(A)	8,300	485
Edwards Lifesciences *	18,928	2,218
Eli Lilly	87,261	7,386
Endo International *	20,397	150
Envision Healthcare *(A)	11,679	373
Exelixis *	28,900	783
Express Scripts Holding *	52,136	3,398

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences	118,234	$8,842
HCA Healthcare *	25,800	2,193
Henry Schein *	14,768	1,055
Hill-Rom Holdings	6,524	552
Hologic *	25,800	1,076
Humana	13,175	3,437
IDEXX Laboratories *	8,204	1,283
Illumina *	13,005	2,992
Incyte *	14,900	1,475
Intercept Pharmaceuticals *(A)	1,700	104
Intrexon *(A)	6,000	82
Intuitive Surgical *	10,071	4,026
Ionis Pharmaceuticals *(A)	12,400	688
IQVIA Holdings *	10,713	1,093
Johnson & Johnson	242,909	33,845
Juno Therapeutics *	6,200	339
Laboratory Corp of America Holdings *	8,790	1,391
LifePoint Hospitals *	3,976	190
Mallinckrodt *	10,712	234
McKesson	19,466	2,876
MEDNAX *	9,300	463
Medtronic	122,726	10,079
Merck	245,743	13,582
Mettler Toledo International *	2,336	1,470
Mylan *	50,119	1,831
Neurocrine Biosciences *(A)	8,400	604
OPKO Health *(A)	32,400	170
Patterson (A)	8,683	317
PerkinElmer	8,734	644
Perrigo	11,900	1,038
Pfizer	531,722	19,280
Premier, Cl A *	5,000	145
QIAGEN	22,340	713
Quest Diagnostics	12,844	1,265
Regeneron Pharmaceuticals *	7,200	2,605
ResMed (A)	11,482	981
Seattle Genetics *(A)	9,900	603
STERIS	8,400	756
Stryker	30,104	4,696
Teleflex	4,340	1,152
TESARO *(A)	3,700	313
Thermo Fisher Scientific	35,525	6,848
United Therapeutics *	4,300	559
UnitedHealth Group	86,220	19,673
Universal Health Services, Cl B	8,476	918
Varian Medical Systems *	7,530	841
Veeva Systems, Cl A *	10,000	602
Vertex Pharmaceuticals *	22,100	3,189
Waters *	6,546	1,291
WellCare Health Plans *	4,400	937
West Pharmaceutical Services	7,100	709
Zimmer Biomet Holdings	17,525	2,052

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis, Cl A	44,944	$3,249

		304,860

Industrials — 10.2%
3M	52,033	12,651
Acuity Brands (A)	3,300	566
AECOM Technology *	15,216	571
AGCO	6,800	481
Air Lease, Cl A	9,900	429
Alaska Air Group	11,700	809
Allegion	7,966	670
Allison Transmission Holdings, Cl A (A)	13,700	562
AMERCO	600	222
American Airlines Group	38,100	1,924
Ametek	19,528	1,419
AO Smith	13,300	843
Arconic	32,167	792
Armstrong World Industries *	4,100	246
Boeing	49,991	13,838
BWX Technologies	7,150	447
C.H. Robinson Worldwide (A)	12,986	1,125
Carlisle	4,866	559
Caterpillar	51,488	7,268
Cintas	7,257	1,143
Clean Harbors *	5,000	269
Colfax *	8,100	302
Copa Holdings, Cl A	3,000	403
Copart *	19,236	830
Crane	4,700	401
CSX	77,096	4,298
Cummins	13,812	2,312
Deere	29,319	4,394
Delta Air Lines	58,400	3,091
Donaldson	13,144	656
Dover	13,257	1,295
Dun & Bradstreet	3,756	462
Eaton	39,216	3,050
Emerson Electric	58,510	3,793
Equifax	10,456	1,193
Expeditors International of Washington	16,648	1,078
Fastenal (A)	24,524	1,285
FedEx	21,944	5,079
Flowserve	13,000	554
Fluor	13,908	673
Fortive	27,101	2,023
Fortune Brands Home & Security	12,320	843
General Dynamics	23,072	4,780
General Electric	780,306	14,272
Genesee & Wyoming, Cl A *	5,700	449
Graco	5,424	714
HD Supply Holdings *	19,800	732
HEICO	2,375	215

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HEICO, Cl A	4,750	$361
Hexcel	8,800	546
Honeywell International	68,190	10,635
Hubbell, Cl B	5,392	678
Huntington Ingalls Industries	4,137	1,000
IDEX	7,093	962
IHS Markit *	34,300	1,530
Illinois Tool Works	27,680	4,685
Ingersoll-Rand	23,100	2,024
ITT	9,251	501
Jacobs Engineering Group	11,784	773
JB Hunt Transport Services	7,352	817
JetBlue Airways *	32,200	691
Johnson Controls International	86,266	3,247
Kansas City Southern	9,800	1,099
KAR Auction Services	13,900	700
Kirby *(A)	5,200	350
L3 Technologies	6,677	1,326
Landstar System	4,165	430
Lennox International (A)	3,900	818
Lincoln Electric Holdings	5,900	538
Lockheed Martin	22,373	7,140
Macquarie Infrastructure	7,500	501
Manpowergroup	5,284	681
Masco	29,879	1,282
Middleby *	5,700	727
MSC Industrial Direct, Cl A	4,820	434
Nielsen Holdings (A)	30,900	1,135
Nordson	5,800	744
Norfolk Southern	26,533	3,678
Northrop Grumman	14,278	4,389
Old Dominion Freight Line	5,600	724
Orbital ATK	5,336	704
Oshkosh Truck	7,559	681
Owens Corning	10,500	928
Paccar	30,870	2,171
Parker Hannifin	11,604	2,176
Pentair	13,573	966
Pitney Bowes	18,085	193
Quanta Services *	14,100	534
Raytheon	25,868	4,945
Regal-Beloit	4,000	308
Republic Services, Cl A	21,542	1,399
Robert Half International	11,376	649
Rockwell Automation	11,204	2,163
Rockwell Collins	15,262	2,019
Rollins (A)	8,850	410
Roper Technologies	9,000	2,405
Ryder System	5,606	462
Sensata Technologies Holding *	16,900	844
Snap-on (A)	5,691	964
Southwest Airlines	51,520	3,126

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit AeroSystems Holdings, Cl A	11,200	$944
Spirit Airlines *	7,500	320
Stanley Black & Decker	13,593	2,306
Stericycle *	8,326	552
Teledyne Technologies *	3,500	652
Terex	5,148	241
Textron	22,622	1,260
Timken	6,769	338
Toro	9,740	636
TransDigm Group (A)	4,493	1,275
TransUnion *	12,800	711
Trinity Industries	14,400	513
Union Pacific	72,232	9,137
United Continental Holdings *	23,600	1,494
United Parcel Service, Cl B	61,541	7,474
United Rentals *	7,800	1,244
United Technologies	66,690	8,099
Univar *	10,400	306
USG *(A)	8,800	334
Valmont Industries	2,100	363
Verisk Analytics, Cl A *	12,900	1,244
WABCO Holdings *	4,024	601
Wabtec (A)	8,600	661
Waste Management	40,494	3,331
Watsco	2,700	452
Welbilt *	13,500	303
WESCO International *	5,000	328
WW Grainger (A)	4,287	949
XPO Logistics *(A)	11,100	877
Xylem	15,002	1,040

		237,189

Information Technology — 23.1%
Accenture, Cl A	55,400	8,200
Activision Blizzard	65,456	4,084
Adobe Systems *	44,102	8,003
Advanced Micro Devices *(A)	65,900	718
Akamai Technologies *	15,518	866
Alliance Data Systems	4,012	960
Alphabet, Cl A *	26,829	27,799
Alphabet, Cl C *	27,199	27,781
Amdocs	11,800	770
Amphenol, Cl A	26,084	2,363
Analog Devices	32,679	2,814
Ansys *	8,000	1,186
Apple	470,525	80,860
Applied Materials	98,555	5,201
Arista Networks *	4,600	1,072
ARRIS International *	18,800	563
Arrow Electronics *	8,789	710
Atlassian, Cl A *	4,500	210
Autodesk *	17,937	1,968

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Automatic Data Processing	39,692	$4,543
Avnet	12,410	514
Black Knight *	10,000	449
Booz Allen Hamilton Holding, Cl A	11,300	437
Broadcom	36,132	10,043
Broadridge Financial Solutions	9,673	873
CA	28,538	944
Cadence Design Systems *	25,763	1,131
Cavium *	6,600	564
CDK Global	10,997	760
CDW	12,600	882
Cisco Systems	450,327	16,797
Citrix Systems *	14,187	1,243
Cognex	7,800	1,081
Cognizant Technology Solutions, Cl A	53,876	3,894
Coherent *	2,400	701
CommScope Holding *	19,100	687
Conduent *	20,239	309
CoreLogic *	9,184	401
Corning	82,358	2,668
CoStar Group *	3,100	945
CSRA	16,564	479
Cypress Semiconductor (A)	29,700	476
Dell Technologies, Cl V *	19,312	1,511
Dolby Laboratories, Cl A	5,343	332
DST Systems	6,590	412
DXC Technology	24,736	2,378
eBay *	88,011	3,051
EchoStar, Cl A *	4,932	295
Electronic Arts *	27,365	2,910
Euronet Worldwide *	4,900	448
F5 Networks *	5,038	676
Facebook, Cl A *	210,200	37,243
Fidelity National Information Services	28,990	2,735
FireEye *(A)	15,800	223
First Data, Cl A *	36,300	597
First Solar *	8,000	497
Fiserv *	19,238	2,529
FleetCor Technologies *	7,900	1,437
FLIR Systems	13,700	638
Fortinet *	14,800	623
Gartner *	8,100	979
Genpact	15,700	506
Global Payments	13,068	1,314
GoDaddy, Cl A *	8,400	409
Guidewire Software *	7,100	528
Harris	11,454	1,655
Hewlett Packard Enterprise	150,770	2,103
HP	154,570	3,316
IAC *	6,632	844
Intel	423,658	18,997
International Business Machines	76,998	11,855

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuit	22,252	$3,498
IPG Photonics *	3,600	824
Jabil	17,874	516
Jack Henry & Associates	7,100	819
Juniper Networks	30,225	839
Keysight Technologies *	17,232	750
KLA-Tencor	13,509	1,381
Lam Research	14,552	2,799
Leidos Holdings	13,173	837
LogMeIn	5,200	619
Manhattan Associates *	7,000	310
Marvell Technology Group	33,700	753
Mastercard, Cl A	84,500	12,715
Match Group *(A)	3,400	100
Maxim Integrated Products	26,000	1,361
Microchip Technology (A)	20,015	1,741
Micron Technology *	97,016	4,113
Microsemi *	11,500	608
Microsoft	676,100	56,907
Motorola Solutions	14,214	1,338
National Instruments (A)	10,704	470
NCR *	12,089	378
NetApp	25,355	1,433
Nuance Communications *	21,700	337
Nvidia	50,856	10,207
NXP Semiconductor *	31,300	3,549
ON Semiconductor *	39,300	789
Oracle	257,920	12,654
Palo Alto Networks *	8,200	1,195
Pandora Media *(A)	23,100	116
Paychex	28,507	1,919
PayPal Holdings *	101,111	7,657
PTC *	11,200	713
Qorvo *	10,400	796
QUALCOMM	132,159	8,767
Red Hat *	15,627	1,981
Sabre (A)	20,400	406
salesforce.com *	61,652	6,432
ServiceNow *	14,400	1,771
Skyworks Solutions	17,300	1,812
Splunk *	12,900	1,033
Square, Cl A *(A)	22,200	871
SS&C Technologies Holdings	16,900	698
Symantec	57,948	1,679
Synopsys *	12,682	1,146
Tableau Software, Cl A *	5,700	401
Take-Two Interactive Software *	9,900	1,104
Teradata *(A)	13,289	505
Teradyne	18,363	743
Texas Instruments	89,208	8,679
Total System Services	16,691	1,241
Trimble *	20,628	866

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Twitter *	62,760	$1,292
Tyler Technologies *	3,200	585
Ultimate Software Group *(A)	2,800	591
Universal Display (A)	4,200	760
Vantiv, Cl A *	15,400	1,155
VeriSign *(A)	8,185	942
Versum Materials	9,747	374
Visa, Cl A (A)	166,100	18,701
VMware, Cl A *(A)	6,600	793
Western Digital	26,096	2,058
Western Union	38,628	761
WEX *	4,000	515
Workday, Cl A *	11,600	1,195
Xerox	21,199	629
Xilinx	23,357	1,624
Zebra Technologies, Cl A *	4,825	532
Zillow Group *(A)	10,286	422
Zillow Group, Cl A *	5,543	228
Zynga, Cl A *	77,500	318

		536,641

Materials — 3.3%
Air Products & Chemicals	19,494	3,178
Albemarle	9,473	1,272
Alcoa	14,788	614
AptarGroup	6,000	530
Ashland Global Holdings	6,376	472
Avery Dennison	8,110	926
Axalta Coating Systems *	21,300	674
Ball (A)	29,200	1,165
Bemis	9,174	430
Berry Global Group *	11,900	711
Cabot	6,173	378
Celanese, Cl A	12,083	1,296
CF Industries Holdings	23,230	870
Chemours	17,100	879
Crown Holdings *	13,251	792
Domtar	6,100	294
DowDuPont	209,529	15,078
Eagle Materials	4,500	504
Eastman Chemical	13,728	1,268
Ecolab	22,608	3,073
FMC	12,320	1,163
Freeport-McMoRan, Cl B *	125,724	1,750
Graphic Packaging Holding	33,000	505
Huntsman	18,929	605
International Flavors & Fragrances	7,291	1,133
International Paper	35,655	2,018
LyondellBasell Industries, Cl A	30,000	3,141
Martin Marietta Materials	5,763	1,201
Monsanto	38,850	4,598
Mosaic	34,978	850

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NewMarket	700	$280
Newmont Mining	50,233	1,858
Nucor	28,390	1,632
Olin	16,500	588
Owens-Illinois *	16,591	402
Packaging Corp of America	7,599	901
Platform Specialty Products *	16,800	167
PPG Industries	23,346	2,728
Praxair	25,525	3,929
Reliance Steel & Aluminum	7,100	558
Royal Gold	6,700	554
RPM International	13,269	703
Scotts Miracle-Gro, Cl A (A)	4,606	456
Sealed Air (A)	17,968	863
Sherwin-Williams	7,137	2,851
Silgan Holdings	8,608	249
Sonoco Products	10,146	543
Southern Copper (A)	8,268	348
Steel Dynamics	21,500	828
Tahoe Resources	29,300	129
United States Steel (A)	15,883	459
Valvoline	17,504	432
Vulcan Materials	11,457	1,440
Westlake Chemical	3,800	372
WestRock	21,245	1,326
WR Grace	7,200	528

		76,492

Real Estate — 3.7%
Alexandria Real Estate Equities ‡	7,700	978
American Campus Communities ‡	13,000	551
American Homes 4 Rent, Cl A ‡	17,200	370
American Tower, Cl A ‡	37,522	5,401
Annaly Capital Management ‡	100,011	1,167
Apartment Investment & Management, Cl A ‡	15,199	670
Apple Hospitality ‡	16,700	325
AvalonBay Communities ‡	12,341	2,238
Boston Properties ‡	14,484	1,816
Brandywine Realty Trust ‡	15,500	267
Brixmor Property Group ‡	30,600	553
Camden Property Trust ‡	8,547	780
CBRE Group, Cl A *	24,317	1,054
Colony NorthStar, Cl A ‡	54,523	665
Columbia Property Trust ‡	11,800	269
CoreCivic ‡	10,240	241
CoreSite Realty ‡	3,400	386
Corporate Office Properties Trust ‡	9,800	297
Crown Castle International ‡	36,496	4,124
CubeSmart ‡	17,400	497
CyrusOne ‡	6,900	419
DCT Industrial Trust ‡	8,800	529
DDR ‡	30,800	235

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Digital Realty Trust ‡(A)	17,696	$2,065
Douglas Emmett ‡	14,300	576
Duke Realty ‡	34,209	962
Empire State Realty Trust, Cl A ‡	12,600	256
EPR Properties ‡	6,200	421
Equinix ‡	7,142	3,317
Equity Commonwealth *‡	11,525	346
Equity LifeStyle Properties ‡	7,700	695
Equity Residential ‡	32,177	2,150
Essex Property Trust ‡	5,754	1,421
Extra Space Storage ‡(A)	9,900	845
Federal Realty Investment Trust ‡	6,996	925
Forest City Realty Trust, Cl A ‡	22,742	545
Gaming and Leisure Properties ‡	18,491	672
GGP ‡	57,053	1,341
HCP ‡	39,774	1,052
Healthcare Trust of America, Cl A ‡	19,600	600
Highwoods Properties ‡	9,400	477
Hospitality Properties Trust ‡	16,366	491
Host Hotels & Resorts ‡	67,540	1,337
Howard Hughes *	3,673	455
Hudson Pacific Properties ‡	15,600	556
Invitation Homes ‡	7,700	181
Iron Mountain ‡	25,703	1,051
JBG SMITH Properties ‡	8,518	284
Jones Lang LaSalle	4,600	701
Kilroy Realty ‡	9,100	686
Kimco Realty ‡	39,944	740
Lamar Advertising, Cl A ‡(A)	8,240	620
Liberty Property Trust ‡	14,606	656
Life Storage ‡	4,500	404
Macerich ‡	12,611	817
Medical Properties Trust ‡	36,200	496
Mid-America Apartment Communities ‡	11,050	1,132
National Retail Properties ‡(A)	14,000	575
Omega Healthcare Investors ‡(A)	18,400	494
Outfront Media ‡	12,680	298
Paramount Group ‡(A)	18,400	298
Park Hotels & Resorts ‡	11,188	327
Piedmont Office Realty Trust, Cl A ‡	14,600	291
Prologis ‡	48,118	3,187
Public Storage ‡	13,468	2,870
Rayonier ‡	11,704	369
Realogy Holdings	14,800	413
Realty Income ‡(A)	25,600	1,416
Regency Centers ‡	14,458	980
Retail Properties of America, Cl A ‡	24,300	317
SBA Communications, Cl A *‡	11,300	1,918
Senior Housing Properties Trust ‡	23,600	452
Simon Property Group ‡	27,581	4,461
SL Green Realty ‡	7,868	804
Spirit Realty Capital ‡	47,100	402

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STORE Capital ‡	14,800	$382
Sun Communities ‡	6,100	568
Tanger Factory Outlet Centers ‡(A)	9,600	240
Taubman Centers ‡(A)	5,800	340
UDR ‡	22,793	896
Uniti Group ‡(A)	12,529	202
Ventas ‡	30,692	1,965
VEREIT ‡	98,000	764
Vornado Realty Trust ‡	15,936	1,237
Weingarten Realty Investors ‡	11,267	371
Welltower ‡	33,283	2,245
Weyerhaeuser ‡	67,546	2,390
WP Carey ‡	10,400	740

		85,317

Telecommunication Services — 1.8%
AT&T	553,151	20,124
CenturyLink (A)	89,806	1,310
Sprint *(A)	46,115	276
Telephone & Data Systems	9,880	274
T-Mobile US *	25,700	1,570
US Cellular *	831	31
Verizon Communications	367,076	18,680
Zayo Group Holdings *	16,400	580

		42,845

Utilities — 3.1%
AES	66,924	708
Alliant Energy	18,452	832
Ameren	22,490	1,439
American Electric Power	45,150	3,505
American Water Works	16,500	1,511
Aqua America	18,046	686
Atmos Energy	10,091	931
Avangrid (A)	5,594	297
Calpine *	36,900	554
CenterPoint Energy	36,415	1,093
CMS Energy	23,642	1,180
Consolidated Edison	26,716	2,379
Dominion Energy	58,312	4,906
DTE Energy	16,764	1,937
Duke Energy	62,316	5,557
Edison International	28,679	2,331
Entergy	15,298	1,323
Eversource Energy	29,808	1,933
Exelon	86,576	3,611
FirstEnergy	37,727	1,288
Great Plains Energy	17,471	600
Hawaiian Electric Industries	11,046	424
MDU Resources Group	19,821	554
National Fuel Gas (A)	7,089	417
NextEra Energy	42,373	6,697

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NiSource	32,121	$884
NRG Energy	24,200	669
OGE Energy	19,936	713
PG&E	46,818	2,539
Pinnacle West Capital	10,892	1,000
PPL	59,626	2,187
Public Service Enterprise Group	44,052	2,337
SCANA	13,010	562
Sempra Energy	22,823	2,761
Southern	88,303	4,521
UGI	17,225	844
Vectren	8,491	590
Vistra Energy	24,200	457
WEC Energy Group	29,657	2,061
Westar Energy, Cl A	13,900	795
Xcel Energy	44,281	2,285

		71,898

Total Common Stock (Cost $1,019,074) ($ Thousands)		2,278,283

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills 1.121%, 02/01/2018 (B)	$2,365	2,361

Total U.S. Treasury Obligation (Cost $2,361) ($ Thousands)		2,361

	Shares

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P. 1.170% **†(C)	94,115,567	94,107

Total Affiliated Partnership (Cost $94,115) ($ Thousands)		94,107

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	37,527,142	37,527

Total Cash Equivalent (Cost $37,527) ($ Thousands)		37,527

Total Investments — 103.9% (Cost $1,153,077) ($ Thousands)		$2,412,278

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	301	Dec-2017	$37,190	$39,851	$2,661
S&P Mid Cap 400 Index E-MINI	21	Dec-2017	3,619	3,990	371

			$40,809	$43,841	$3,032

Percentages are based on Net Assets of $2,322,249 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $92,916 ($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $94,107 ($ Thousands).

Cl — Class

L.P. – Limited Partnership

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,278,283	$–	$–	$2,278,283
U.S. Treasury Obligation	–	2,361	–	2,361
Affiliated Partnership	–	94,107	–	94,107
Cash Equivalent	37,527	–	–	37,527

Total Investments in Securities	$2,315,810	$96,468	$–	$2,412,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,032	$—	$—	$3,032

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI	$ 653	$ —	$ —	$ —	$ 265	$ 918	$ 4
SEI Liquidity Fund, L.P.	71,366	148,594	(125,844)	(2)	(7)	94,107	79
SEI Daily Income Trust, Government Fund, CI F	24,891	168,975	(156,339)	—	—	37,527	144

Totals	$ 96,910	$ 317,569	$ (282,183)	$ (2)	$ 258	$ 132,552	$ 227

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 11.8%
Advance Auto Parts	13,700	$1,384
Amazon.com *	72,860	85,738
AutoZone *	5,145	3,533
Best Buy	49,087	2,926
BorgWarner	36,100	2,010
Carmax *	33,600	2,315
Carnival, Cl A	74,500	4,890
CBS, Cl B	61,737	3,461
Charter Communications, Cl A *	36,800	12,005
Chipotle Mexican Grill, Cl A *(A)	4,720	1,437
Comcast, Cl A	859,948	32,282
Darden Restaurants	23,295	1,964
Delphi Automotive	48,700	5,097
Discovery Communications, Cl A *(A)	30,200	574
Discovery Communications, Cl C *(A)	37,500	678
DISH Network, Cl A *	41,500	2,102
Dollar General	47,500	4,184
Dollar Tree *	43,269	4,446
DR Horton	63,091	3,218
Entercom Communications, Cl A	20,781	241
Expedia	22,495	2,756
Foot Locker	23,000	985
Ford Motor	714,543	8,946
Gap	40,800	1,318
Garmin (A)	20,895	1,297
General Motors	239,687	10,328
Genuine Parts	26,900	2,501
Goodyear Tire & Rubber	46,800	1,515
H&R Block (A)	38,291	1,002
Hanesbrands (A)	67,800	1,416
Harley-Davidson (A)	31,000	1,556
Hasbro	21,195	1,972
Hilton Worldwide Holdings	37,500	2,909
Home Depot	215,487	38,749
Interpublic Group (A)	73,100	1,446
Kohl’s (A)	31,291	1,501
L Brands (A)	45,500	2,551
Leggett & Platt	24,595	1,186
Lennar, Cl A	36,991	2,322
LKQ *	56,300	2,219
Lowe’s	154,287	12,863
Macy’s (A)	56,600	1,347
Marriott International, Cl A	57,136	7,256
Mattel *(A)	62,887	1,148
McDonald’s	148,087	25,467
MGM Resorts International	95,900	3,272
Michael Kors Holdings *	27,600	1,613
Mohawk Industries *	11,600	3,278
NetFlix *	78,879	14,796
Newell Brands	89,990	2,787
News	23,200	381

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	70,883	$1,146
NIKE, Cl B	240,182	14,512
Nordstrom (A)	21,895	995
Norwegian Cruise Line Holdings *	32,400	1,755
Omnicom Group (A)	42,400	3,029
O’Reilly Automotive *	16,100	3,803
Priceline Group *	8,984	15,630
PulteGroup	50,483	1,723
PVH	14,100	1,897
Ralph Lauren, Cl A	9,995	951
Ross Stores	71,100	5,406
Royal Caribbean Cruises	31,400	3,890
Scripps Networks Interactive, Cl A	18,100	1,481
Signet Jewelers (A)	11,300	591
Starbucks	263,882	15,258
Tapestry	51,491	2,147
Target	99,791	5,978
Tiffany	18,595	1,757
Time Warner	142,187	13,012
TJX	116,291	8,786
Tractor Supply	23,100	1,576
TripAdvisor *(A)	19,995	692
Twenty-First Century Fox, Cl A	192,174	6,138
Twenty-First Century Fox, Cl B	78,500	2,445
Ulta Beauty *	10,600	2,350
Under Armour, Cl A *(A)	37,095	493
Under Armour, Cl C *(A)	34,832	416
VF	59,591	4,348
Viacom, Cl B	64,200	1,818
Walt Disney	282,183	29,578
Whirlpool	13,400	2,259
Wyndham Worldwide	18,700	2,102
Wynn Resorts	14,700	2,324
Yum! Brands	62,900	5,250

		502,704

Consumer Staples — 7.9%
Altria Group	350,683	23,787
Archer-Daniels-Midland	102,691	4,095
Brown-Forman, Cl B	35,692	2,134
Campbell Soup (A)	36,191	1,784
Church & Dwight	45,500	2,143
Clorox	23,900	3,329
Coca-Cola	701,857	32,124
Colgate-Palmolive	160,991	11,664
Conagra Brands	75,787	2,829
Constellation Brands, Cl A	31,400	6,832
Costco Wholesale	80,200	14,791
Coty, Cl A (A)	87,683	1,511
CVS Health	185,783	14,231
Dr. Pepper Snapple Group	33,600	3,030
Estee Lauder, Cl A	40,900	5,106

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Mills (A)	105,396	$5,961
Hershey	26,000	2,884
Hormel Foods (A)	50,092	1,826
JM Smucker	20,795	2,426
Kellogg (A)	46,000	3,043
Kimberly-Clark	64,496	7,724
Kraft Heinz	109,091	8,877
Kroger	163,782	4,235
McCormick (A)	21,995	2,248
Molson Coors Brewing, Cl B	33,895	2,647
Mondelez International, Cl A	275,478	11,829
Monster Beverage *	75,731	4,746
PepsiCo	261,178	30,433
Philip Morris International	283,978	29,179
Procter & Gamble	466,267	41,959
Sysco	88,700	5,121
Tyson Foods, Cl A	52,787	4,342
Walgreens Boots Alliance	158,687	11,546
Wal-Mart Stores	267,583	26,017

		336,433

Energy — 5.7%
Anadarko Petroleum	102,295	4,919
Andeavor	26,500	2,795
Apache	70,500	2,949
Baker Hughes A GE	78,000	2,319
Cabot Oil & Gas, Cl A	84,887	2,457
Chesapeake Energy *(A)	152,978	623
Chevron	346,478	41,227
Cimarex Energy	17,796	2,066
Concho Resources *	27,100	3,790
ConocoPhillips	222,383	11,315
Devon Energy	95,900	3,695
EOG Resources	105,491	10,794
EQT	32,695	1,949
ExxonMobil	774,800	64,533
Halliburton	158,491	6,622
Helmerich & Payne (A)	20,095	1,177
Hess	49,200	2,257
Kinder Morgan	350,583	6,041
Marathon Oil	154,900	2,299
Marathon Petroleum	92,492	5,793
National Oilwell Varco (A)	69,700	2,338
Newfield Exploration *	37,000	1,144
Noble Energy	89,200	2,346
Occidental Petroleum	139,695	9,848
ONEOK	70,391	3,653
Phillips 66	78,496	7,658
Pioneer Natural Resources	31,096	4,852
Range Resources (A)	36,000	649
Schlumberger	253,966	15,962
TechnipFMC	80,500	2,306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy	80,700	$6,910
Williams	150,896	4,384

		241,670

Financials — 14.4%
Affiliated Managers Group	10,200	2,026
Aflac	72,191	6,327
Allstate	66,000	6,776
American Express	134,087	13,102
American International Group	165,078	9,898
Ameriprise Financial	27,400	4,472
Aon	46,500	6,520
Arthur J Gallagher	32,800	2,159
Assurant	9,995	1,008
Bank of America	1,793,983	50,536
Bank of New York Mellon	188,787	10,334
BB&T	147,591	7,294
Berkshire Hathaway, Cl B *	351,828	67,906
BlackRock, Cl A	22,696	11,375
Brighthouse Financial *	17,880	1,051
Capital One Financial	88,396	8,132
CBOE Holdings (A)	20,700	2,555
Charles Schwab	217,791	10,626
Chubb	85,047	12,936
Cincinnati Financial	27,196	2,032
Citigroup	498,157	37,611
Citizens Financial Group	91,400	3,720
CME Group, Cl A	62,095	9,286
Comerica	32,291	2,690
Discover Financial Services	68,000	4,801
E*TRADE Financial *	50,091	2,411
Everest Re Group	7,600	1,669
Fifth Third Bancorp	134,500	4,104
Franklin Resources	60,395	2,618
Goldman Sachs Group	65,791	16,292
Hartford Financial Services Group	66,500	3,820
Huntington Bancshares	200,261	2,884
Intercontinental Exchange	107,500	7,681
Invesco	74,700	2,702
JPMorgan Chase	643,457	67,254
KeyCorp	198,400	3,766
Leucadia National	57,587	1,515
Lincoln National	41,000	3,139
Loews	50,687	2,549
M&T Bank	27,723	4,684
Marsh & McLennan	93,591	7,855
MetLife	194,187	10,424
Moody’s	30,300	4,600
Morgan Stanley	258,400	13,336
Nasdaq	21,700	1,718
Navient	51,400	648
Northern Trust	39,196	3,833

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
People’s United Financial	63,200	$1,202
PNC Financial Services Group	87,591	12,312
Principal Financial Group	49,791	3,525
Progressive	106,283	5,652
Prudential Financial	78,000	9,035
Raymond James Financial	23,400	2,066
Regions Financial	218,000	3,617
S&P Global	46,900	7,761
State Street	68,300	6,512
SunTrust Banks	87,600	5,399
Synchrony Financial	136,521	4,900
T. Rowe Price Group	43,900	4,518
Torchmark	19,646	1,746
Travelers	50,396	6,832
Unum Group	41,091	2,327
US Bancorp	290,483	16,020
Wells Fargo	816,848	46,127
Willis Towers Watson	24,545	3,947
XL Group	47,000	1,825
Zions Bancorporation	37,700	1,868

		611,866

Health Care — 13.7%
Abbott Laboratories	317,548	17,900
AbbVie	291,378	28,240
Aetna	60,595	10,918
Agilent Technologies	58,691	4,064
Alexion Pharmaceuticals *	40,700	4,469
Align Technology *	13,300	3,470
Allergan	61,099	10,621
AmerisourceBergen	29,796	2,527
Amgen	133,391	23,431
Anthem	47,996	11,277
Baxter International	91,529	5,998
Becton Dickinson	41,538	9,479
Biogen *	38,600	12,436
Boston Scientific *	250,600	6,586
Bristol-Myers Squibb	299,783	18,943
C.R. Bard	13,400	4,502
Cardinal Health	58,596	3,468
Celgene *	142,987	14,417
Centene *	31,900	3,257
Cerner *	57,500	4,065
Cigna	46,000	9,740
Cooper	8,900	2,147
Danaher	111,700	10,540
DaVita HealthCare Partners *	27,795	1,697
DENTSPLY SIRONA	42,191	2,827
Edwards Lifesciences *	38,500	4,512
Eli Lilly	177,091	14,989
Envision Healthcare *(A)	23,402	747
Express Scripts Holding *	105,491	6,876

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences	238,678	$17,848
HCA Healthcare *	52,795	4,488
Henry Schein *	28,900	2,065
Hologic *	51,100	2,132
Humana	26,396	6,886
IDEXX Laboratories *	16,000	2,503
Illumina *	26,700	6,142
Incyte *	31,600	3,128
Intuitive Surgical *	20,400	8,156
IQVIA Holdings *	27,900	2,846
Johnson & Johnson	490,770	68,379
Laboratory Corp of America Holdings *	18,700	2,960
McKesson	38,400	5,673
Medtronic	247,661	20,340
Merck	500,070	27,639
Mettler Toledo International *	4,700	2,957
Mylan *	97,796	3,573
Patterson (A)	15,500	567
PerkinElmer	20,500	1,510
Perrigo	24,296	2,119
Pfizer	1,091,135	39,565
Quest Diagnostics	25,000	2,462
Regeneron Pharmaceuticals *	14,000	5,066
ResMed (A)	26,100	2,229
Stryker	58,796	9,172
Thermo Fisher Scientific	73,191	14,108
UnitedHealth Group	176,787	40,338
Universal Health Services, Cl B	16,100	1,744
Varian Medical Systems *	17,095	1,910
Vertex Pharmaceuticals *	46,000	6,637
Waters *	14,800	2,918
Zimmer Biomet Holdings	36,895	4,320
Zoetis, Cl A	89,600	6,477

		583,000

Industrials — 9.8%
3M	109,091	26,524
Acuity Brands (A)	7,900	1,354
Alaska Air Group	23,000	1,591
Allegion	17,896	1,506
American Airlines Group	79,091	3,993
Ametek	42,400	3,082
AO Smith	26,600	1,687
Arconic	68,366	1,683
Boeing	101,591	28,120
C.H. Robinson Worldwide (A)	26,195	2,270
Caterpillar	107,991	15,243
Cintas	15,595	2,455
CSX	166,878	9,303
Cummins	29,096	4,871
Deere	58,396	8,751
Delta Air Lines	121,687	6,440

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover	28,600	$2,795
Eaton	81,195	6,315
Emerson Electric	116,891	7,577
Equifax	22,095	2,522
Expeditors International of Washington	33,691	2,183
Fastenal (A)	52,891	2,771
FedEx	45,100	10,439
Flowserve (A)	23,700	1,009
Fluor	26,000	1,259
Fortive	55,650	4,154
Fortune Brands Home & Security	28,800	1,971
General Dynamics	50,896	10,544
General Electric	1,582,788	28,949
Honeywell International	139,387	21,739
IHS Markit *	67,200	2,998
Illinois Tool Works	56,595	9,579
Ingersoll-Rand	46,296	4,056
Jacobs Engineering Group	22,396	1,470
JB Hunt Transport Services	15,900	1,767
Johnson Controls International	170,246	6,408
Kansas City Southern	19,200	2,153
L3 Technologies	14,400	2,860
Lockheed Martin	45,756	14,602
Masco	58,400	2,506
Nielsen Holdings (A)	61,600	2,262
Norfolk Southern	52,596	7,291
Northrop Grumman	31,796	9,774
Paccar	64,100	4,508
Parker Hannifin	24,300	4,556
Pentair	30,100	2,142
Quanta Services *	27,400	1,038
Raytheon	52,995	10,130
Republic Services, Cl A	42,100	2,734
Robert Half International	23,795	1,357
Rockwell Automation	23,396	4,517
Rockwell Collins	29,600	3,916
Roper Technologies	18,700	4,997
Snap-on (A)	10,700	1,813
Southwest Airlines	100,587	6,103
Stanley Black & Decker	27,995	4,749
Stericycle *	15,796	1,047
Textron	48,591	2,707
TransDigm Group *(A)	8,800	2,497
Union Pacific	146,287	18,505
United Continental Holdings *	47,500	3,008
United Parcel Service, Cl B	125,887	15,289
United Rentals *	15,500	2,472
United Technologies	135,791	16,492
Verisk Analytics, Cl A *	28,600	2,758
Waste Management	73,900	6,078
WW Grainger (A)	9,600	2,125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	32,900	$2,281

		418,645

Information Technology — 23.4%
Accenture, Cl A	112,996	16,725
Activision Blizzard	137,900	8,605
Adobe Systems *	90,195	16,368
Advanced Micro Devices *(A)	150,800	1,642
Akamai Technologies *	31,996	1,785
Alliance Data Systems	8,800	2,106
Alphabet, Cl A *	54,541	56,514
Alphabet, Cl C *	55,163	56,344
Amphenol, Cl A	55,791	5,054
Analog Devices	67,106	5,778
Ansys *	15,600	2,312
Apple	944,546	162,320
Applied Materials	194,900	10,285
Autodesk *	40,000	4,388
Automatic Data Processing	81,191	9,293
Broadcom	74,359	20,667
CA	58,787	1,944
Cadence Design Systems *	51,400	2,257
Cisco Systems	914,143	34,098
Citrix Systems *	26,400	2,313
Cognizant Technology Solutions, Cl A	107,895	7,799
Corning	164,870	5,340
CSRA	28,195	816
DXC Technology	51,952	4,995
eBay *	181,783	6,302
Electronic Arts *	56,400	5,998
F5 Networks *	11,600	1,557
Facebook, Cl A *	433,378	76,786
Fidelity National Information Services	60,700	5,726
Fiserv *	38,400	5,048
FLIR Systems	25,500	1,188
Gartner *	16,900	2,043
Global Payments	28,082	2,824
Harris	22,000	3,179
Hewlett Packard Enterprise	299,774	4,182
HP	305,074	6,544
Intel	859,152	38,524
International Business Machines	158,451	24,397
Intuit	44,500	6,996
Juniper Networks	69,300	1,924
KLA-Tencor	29,000	2,965
Lam Research	29,695	5,711
Mastercard, Cl A	170,747	25,692
Microchip Technology (A)	43,096	3,749
Micron Technology *	203,500	8,626
Microsoft	1,408,404	118,545
Motorola Solutions	30,088	2,832
NetApp	49,591	2,802

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nvidia	109,683	$22,014
Oracle	552,065	27,084
Paychex	58,387	3,930
PayPal Holdings *	206,583	15,645
Qorvo *	23,200	1,777
QUALCOMM	270,078	17,917
Red Hat *	32,400	4,107
salesforce.com *	124,791	13,018
Seagate Technology (A)	52,400	2,021
Skyworks Solutions	33,496	3,508
Symantec	113,800	3,297
Synopsys *	27,600	2,494
TE Connectivity	64,491	6,091
Texas Instruments	180,983	17,608
Total System Services	31,191	2,319
VeriSign *(A)	15,600	1,796
Visa, Cl A (A)	334,470	37,658
Western Digital	53,831	4,245
Western Union	84,478	1,663
Xerox	39,650	1,176
Xilinx	46,000	3,197

		996,453

Materials — 2.9%
Air Products & Chemicals	39,800	6,489
Albemarle	20,400	2,740
Avery Dennison	16,400	1,872
Ball (A)	64,592	2,578
CF Industries Holdings	42,400	1,589
DowDuPont	426,596	30,698
Eastman Chemical	26,596	2,457
Ecolab	47,596	6,469
FMC	24,400	2,303
Freeport-McMoRan, Cl B *	249,300	3,470
International Flavors & Fragrances	14,400	2,238
International Paper	75,396	4,268
LyondellBasell Industries, Cl A	59,296	6,208
Martin Marietta Materials	11,500	2,396
Monsanto	80,291	9,502
Mosaic	65,191	1,584
Newmont Mining	97,283	3,599
Nucor	59,187	3,403
Packaging Corp of America	17,200	2,040
PPG Industries	46,800	5,469
Praxair	52,300	8,050
Sealed Air (A)	32,900	1,581
Sherwin-Williams	15,000	5,991
Vulcan Materials	24,500	3,078
WestRock	46,282	2,888

		122,960

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 2.9%
Alexandria Real Estate Equities ‡	17,400	$2,211
American Tower, Cl A ‡	78,400	11,284
Apartment Investment & Management, Cl A ‡	29,200	1,287
AvalonBay Communities ‡	25,200	4,569
Boston Properties ‡	28,200	3,536
CBRE Group, Cl A *	54,791	2,376
Crown Castle International ‡	74,196	8,384
Digital Realty Trust ‡	37,300	4,353
Duke Realty ‡	64,800	1,823
Equinix ‡	14,257	6,622
Equity Residential ‡	67,096	4,483
Essex Property Trust ‡	12,200	3,013
Extra Space Storage ‡(A)	23,400	1,997
Federal Realty Investment Trust ‡	13,400	1,772
GGP ‡	115,500	2,714
HCP ‡	86,000	2,274
Host Hotels & Resorts ‡	135,974	2,691
Iron Mountain ‡	47,901	1,958
Kimco Realty ‡	79,087	1,465
Macerich ‡(A)	20,496	1,327
Mid-America Apartment Communities ‡	21,200	2,172
Prologis ‡	97,100	6,431
Public Storage ‡	27,295	5,817
Realty Income ‡(A)	50,400	2,787
Regency Centers ‡	27,500	1,865
SBA Communications, Cl A *‡	22,000	3,734
Simon Property Group ‡	56,796	9,187
SL Green Realty ‡	18,000	1,840
UDR ‡	49,800	1,959
Ventas ‡	65,000	4,161
Vornado Realty Trust ‡	31,596	2,452
Welltower ‡	67,300	4,540
Weyerhaeuser ‡	137,445	4,863

		121,947

Telecommunication Services — 1.9%
AT&T	1,122,543	40,838
CenturyLink (A)	179,774	2,623
Verizon Communications	745,852	37,956

		81,417

Utilities — 3.1%
AES	122,700	1,298
Alliant Energy	43,000	1,940
Ameren	44,891	2,871
American Electric Power	89,800	6,971
American Water Works	33,000	3,022
CenterPoint Energy	79,083	2,373
CMS Energy	51,391	2,564
Consolidated Edison	56,600	5,040
Dominion Energy	117,400	9,877

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy	32,700	$3,779
Duke Energy	127,891	11,405
Edison International	59,496	4,835
Entergy	33,000	2,854
Eversource Energy	57,800	3,748
Exelon	175,391	7,316
FirstEnergy	81,687	2,789
NextEra Energy	85,600	13,528
NiSource	60,587	1,668
NRG Energy	54,687	1,512
PG&E	93,600	5,077
Pinnacle West Capital	20,800	1,910
PPL	124,700	4,573
Public Service Enterprise Group	92,400	4,903
SCANA	26,596	1,148
Sempra Energy	46,295	5,601
Southern	182,600	9,349
WEC Energy Group	57,631	4,005
Xcel Energy	92,683	4,783

		130,739

Total Common Stock (Cost $3,071,758) ($ Thousands)		4,147,834

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
1.121%, 02/01/2018 (B)	$1,438	1,436
1.076%, 12/07/2017 (B)	2,995	2,994

Total U.S. Treasury Obligations (Cost $4,429) ($ Thousands)		4,430

	Shares

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P. 1.170% **†(C)	114,234,430	114,223

Total Affiliated Partnership (Cost $114,233) ($ Thousands)		114,223

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	92,221,868	$92,222

Total Cash Equivalent (Cost $92,222) ($ Thousands)		92,222

Total Investments in Securities— 102.5% (Cost $3,282,642) ($ Thousands)		$4,358,709

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

S&P 500 Index Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	812	Dec-2017	$100,237	$107,505	$7,268

Percentages are based on Net Assets of $4,254,265 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $113,102 ($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $114,223 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,147,834	$–	$–	$4,147,834
U.S. Treasury Obligations	–	4,430	–	4,430
Affiliated Partnership	–	114,223	–	114,223
Cash Equivalent	92,222	–	–	92,222

Total Investments in Securities	$4,240,056	$118,653	$–	$4,358,709

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7,268	$—	$—	$7,268

Total Other Financial Instruments	$7,268	$—	$—	$7,268

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$108,741	$207,950	$(202,457)	$(2)	$(9)	$114,223	$58
SEI Daily Income Trust, Government Fund, CI F	87,243	420,688	(415,709)	—	—	92,222	374

Totals	$195,984	$628,638	$(618,166)	$(2)	$(9)	$206,445	$432

The accompanying notes are an integral part of the financial statements.

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 13.1%
1-800-Flowers.com, Cl A *	7,300	$75
Aaron’s	10,816	408
Abercrombie & Fitch, Cl A	12,300	214
Acushnet Holdings (A)	4,400	87
Adient	17,300	1,354
Adtalem Global Education	12,381	513
AMC Entertainment Holdings, Cl A (A)	11,994	171
AMC Networks, Cl A *(A)	9,460	488
American Axle & Manufacturing Holdings *	18,198	327
American Eagle Outfitters	27,522	443
American Outdoor Brands *(A)	12,383	174
American Public Education *	2,727	73
America’s Car-Mart *	850	39
Aramark	45,200	1,926
Asbury Automotive Group *	2,998	197
Ascena Retail Group *	33,727	79
Ascent Capital Group, Cl A *	1,754	21
At Home Group *	1,800	50
AutoNation *(A)	11,100	615
AV Homes *(A)	3,707	68
Barnes & Noble	12,727	88
Barnes & Noble Education *	5,894	36
Bassett Furniture Industries	2,700	104
Beazer Homes USA *	7,161	152
Bed Bath & Beyond (A)	26,200	587
Belmond, Cl A *	17,030	211
Big 5 Sporting Goods (A)	4,423	33
Big Lots (A)	8,446	499
Biglari Holdings *	182	62
BJ’s Restaurants	4,642	166
Bloomin’ Brands	15,250	327
Bob Evans Farms	3,187	249
Bojangles’ *	2,000	27
Boot Barn Holdings *	3,000	44
Boyd Gaming (A)	14,845	473
Bridgepoint Education, Cl A *	2,679	24
Bright Horizons Family Solutions *	9,535	848
Brinker International (A)	9,982	367
Brunswick	16,283	901
Buckle (A)	4,851	108
Buffalo Wild Wings *	2,627	410
Build-A-Bear Workshop, Cl A *	2,700	22
Burlington Stores *	12,700	1,351
Cable One (A)	900	618
Caesars Entertainment *	26,208	347
CalAtlantic Group	14,275	800
Caleres	8,576	280
Callaway Golf	17,606	255
Camping World Holdings, Cl A	5,000	232
Capella Education	2,138	182
Career Education *	10,454	139

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carriage Services, Cl A	2,006	$51
Carrols Restaurant Group *	7,900	105
Carter’s	8,870	961
Carvana, Cl A *(A)	5,000	81
Cato, Cl A	6,296	99
Cavco Industries *	1,831	280
Central European Media Enterprises, Cl A *(A)	23,106	114
Century Casinos *	4,000	36
Century Communities *	4,200	132
Cheesecake Factory (A)	7,623	374
Chegg *(A)	15,300	233
Chico’s FAS	26,951	238
Children’s Place (A)	2,833	376
Choice Hotels International	5,677	446
Churchill Downs	2,334	548
Chuy’s Holdings *	2,335	58
Cinemark Holdings (A)	19,140	691
Citi Trends	3,097	80
Clear Channel Outdoor Holdings, Cl A *	6,796	32
Collectors Universe	1,500	43
Columbia Sportswear	5,144	362
Conn’s *(A)	3,909	121
Container Store Group *	1,600	9
Cooper Tire & Rubber (A)	9,532	350
Cooper-Standard Holdings *	3,300	416
Core-Mark Holdings (A)	9,436	313
Cracker Barrel Old Country Store (A)	3,644	570
Crocs *	15,503	169
CSS Industries	2,292	62
Culp	2,861	92
Daily Journal *	100	24
Dana Holdings	25,598	846
Dave & Buster’s Entertainment *	6,900	366
Deckers Outdoor *	6,304	471
Del Frisco’s Restaurant Group *	3,900	57
Del Taco Restaurants *	4,500	55
Delta Apparel *	1,400	28
Denny’s *	14,463	196
Dick’s Sporting Goods	15,435	455
Dillard’s, Cl A (A)	2,562	154
DineEquity	3,272	150
Domino’s Pizza	8,958	1,668
Dorman Products *	5,340	365
Drive Shack *	5,800	36
DSW, Cl A	12,192	260
Duluth Holdings, Cl B *(A)	2,900	55
Dunkin’ Brands Group	16,730	999
Eastman Kodak *	2,100	7
El Pollo Loco Holdings *	3,900	41
Eldorado Resorts *	9,300	285
Emerald Expositions Events (A)	1,000	22

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entercom Communications, Cl A	20,282	$235
Entravision Communications, Cl A	14,200	100
Eros International *(A)	5,900	74
Ethan Allen Interiors	5,276	155
EW Scripps, Cl A *	8,496	128
Express *	14,962	146
Extended Stay America	37,000	646
Fiesta Restaurant Group *(A)	6,805	129
Finish Line, Cl A (A)	9,311	100
Five Below *(A)	9,205	569
Flexsteel Industries	1,700	88
Floor & Decor Holdings, Cl A *	5,100	207
Fossil Group *(A)	8,500	60
Fox Factory Holding *	6,500	253
Francesca’s Holdings *	8,224	61
Fred’s, Cl A	6,579	34
FTD *	2,392	16
GameStop, Cl A (A)	16,100	302
Gannett	18,500	212
Genesco *	4,069	127
Gentex (A)	51,490	1,055
Gentherm *	7,748	279
G-III Apparel Group *	8,106	250
Global Eagle Entertainment *	10,300	28
GNC Holdings, Cl A (A)	13,278	74
Golden Entertainment *	2,100	72
GoPro, Cl A *(A)	21,400	183
Graham Holdings, Cl B	800	466
Grand Canyon Education *	8,615	818
Gray Television *	12,300	177
Green Brick Partners *	6,200	75
Group 1 Automotive	3,535	286
Groupon, Cl A *(A)	55,941	316
Guess? (A)	11,317	187
Habit Restaurants, Cl A *	1,600	15
Hamilton Beach Brands Holding, Cl A	2,010	57
Haverty Furniture	4,363	105
Helen of Troy *	4,748	424
Hibbett Sports *	4,012	80
Hilton Grand Vacations *	11,870	474
Hooker Furniture	2,700	135
Horizon Global *	6,670	94
Houghton Mifflin Harcourt *	18,000	175
Hovnanian Enterprises, Cl A *	17,215	49
HSN	6,411	261
Hyatt Hotels, Cl A *	8,627	624
Iconix Brand Group *	8,051	15
ILG	20,598	579
IMAX *(A)	11,800	300
Installed Building Products *	3,500	270
International Game Technology	18,500	509
International Speedway, Cl A	5,498	227

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
iRobot *(A)	4,702	$323
J Alexander’s Holdings *	2,756	28
J.C. Penney *(A)	61,395	203
Jack in the Box	5,421	561
John Wiley & Sons, Cl A	8,772	519
Johnson Outdoors, Cl A	700	51
K12 *	8,088	134
KB Home (A)	14,385	451
Kimball International, Cl B	7,025	130
Kirkland’s *	2,028	26
La Quinta Holdings *	16,500	294
Lands’ End *(A)	4,362	53
Las Vegas Sands	66,704	4,622
Laureate Education, Cl A *	8,400	114
La-Z-Boy, Cl Z	7,726	254
LCI Industries	4,149	543
Lear	12,571	2,274
LGI Homes *(A)	2,900	204
Libbey	2,785	19
Liberty Braves Group, Cl A *	1,803	41
Liberty Braves Group, Cl C *	6,565	149
Liberty Broadband, Cl A *	5,083	436
Liberty Broadband, Cl C *	19,468	1,693
Liberty Expedia Holdings, Cl A *	9,331	421
Liberty Interactive QVC Group, Cl A *	77,444	1,890
Liberty Media Group, Cl A *	4,508	157
Liberty Media Group, Cl C *(A)	35,242	1,283
Liberty SiriusXM Group, Cl A *	15,935	650
Liberty SiriusXM Group, Cl C *	33,770	1,378
Liberty Tripadvisor Holdings, Cl A *	13,392	125
Liberty Ventures, Ser A *	14,347	801
Lifetime Brands	3,300	60
Lions Gate Entertainment, Cl A *(A)	9,155	299
Lions Gate Entertainment, Cl B *	19,675	611
Lithia Motors, Cl A	4,589	538
Live Nation *	24,303	1,103
Loral Space & Communications *	2,700	126
lululemon Athletica *	18,300	1,225
Lumber Liquidators Holdings *(A)	4,026	114
M/I Homes *	5,394	195
Madison Square Garden, Cl A *	3,379	732
Malibu Boats, Cl A *	4,600	144
Marcus	4,061	114
MarineMax *	3,996	85
Marriott Vacations Worldwide	3,774	507
MCBC Holdings *	1,900	45
MDC Holdings	8,073	289
MDC Partners, Cl A *	8,576	99
Meredith (A)	7,444	507
Meritage Homes *	7,811	429
Michaels *(A)	22,100	477
Modine Manufacturing *	9,874	226

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monarch Casino & Resort *	1,200	$56
Monro (A)	5,928	299
Motorcar Parts & Accessories *	3,700	96
Movado Group	2,720	80
MSG Networks *	11,940	213
Murphy USA *(A)	6,300	497
Nathan’s Famous *	900	85
National CineMedia	15,007	94
Nautilus *	6,200	81
New Media Investment	8,900	154
New York Times, Cl A (A)	21,382	402
Nexstar Media Group, Cl A (A)	7,844	533
Noodles, Cl A *	700	4
Nutrisystem	4,559	231
NVR *	620	2,154
Office Depot	87,947	288
Ollie’s Bargain Outlet Holdings *(A)	7,900	375
Overstock.com *(A)	3,100	146
Oxford Industries	2,854	197
Papa John’s International (A)	5,542	324
Party City Holdco *(A)	3,900	54
Penn National Gaming *	16,554	476
Penske Auto Group (A)	7,288	352
Perry Ellis International *	2,439	60
PetMed Express	3,796	149
PICO Holdings *	4,621	61
Pier 1 Imports	18,189	89
Pinnacle Entertainment *	10,760	330
Planet Fitness, Cl A *(A)	17,100	554
Polaris Industries (A)	10,807	1,373
Pool	7,270	913
Potbelly *	5,900	76
RCI Hospitality Holdings	2,800	92
Reading International, Cl A *	3,800	61
Red Robin Gourmet Burgers *	2,967	155
Red Rock Resorts, Cl A (A)	13,800	426
Regal Entertainment Group, Cl A (A)	19,005	384
Regis *	6,527	104
Rent-A-Center, Cl A (A)	9,840	111
RH *(A)	4,011	407
Ruby Tuesday *	9,879	24
Ruth’s Hospitality Group	3,372	72
Saga Communications, Cl A	593	27
Sally Beauty Holdings *(A)	23,591	402
Scholastic	5,667	233
Scientific Games, Cl A *(A)	8,962	472
Sears Holdings *(A)	2,026	8
SeaWorld Entertainment (A)	15,400	181
Sequential Brands Group *(A)	10,040	18
Service International	33,289	1,230
ServiceMaster Global Holdings *	24,500	1,198
Shake Shack, Cl A *(A)	4,900	201

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shoe Carnival	2,076	$56
Shutterfly *	5,425	240
Sinclair Broadcast Group, Cl A (A)	13,011	443
Sirius XM Holdings (A)	273,079	1,502
Six Flags Entertainment (A)	12,858	841
Skechers U.S.A., Cl A *	23,446	823
Sleep Number *	6,409	226
Sonic (A)	6,033	154
Sonic Automotive, Cl A	5,064	108
Sotheby’s *(A)	7,761	400
Spartan Motors	6,500	104
Speedway Motorsports	1,635	32
Sportsman’s Warehouse Holdings *(A)	5,400	27
Standard Motor Products	3,966	179
Steven Madden *	10,001	428
Stoneridge *	5,930	135
Strayer Education	1,517	151
Sturm Ruger (A)	3,542	194
Superior Industries International	5,323	89
Superior Uniform Group	2,000	51
Tailored Brands	10,068	170
Taylor Morrison Home, Cl A *	14,500	350
TEGNA	38,000	505
Tempur Sealy International *(A)	7,823	453
Tenneco	9,363	556
Tesla *(A)	23,758	7,337
Texas Roadhouse, Cl A	11,866	606
Thor Industries	8,990	1,380
Tile Shop Holdings	7,600	63
Tilly’s, Cl A *	843	14
Time	17,600	327
Toll Brothers	27,839	1,401
TopBuild *	6,600	449
Tower International	4,800	155
TRI Pointe Homes *	28,173	510
Tribune Media, Cl A	12,800	527
tronc *	4,100	73
Tupperware Brands	9,024	570
Unifi *	2,480	91
Universal Electronics *	1,887	100
Urban Outfitters *(A)	16,900	526
Vail Resorts	7,212	1,624
Vera Bradley *	2,470	22
Vista Outdoor *(A)	12,288	177
Visteon *	5,965	786
Vitamin Shoppe *	5,384	20
Wayfair, Cl A *(A)	7,400	518
Weight Watchers International *(A)	5,774	254
Wendy’s (A)	35,775	533
Weyco Group	263	7
William Lyon Homes, Cl A *	3,500	104
Williams-Sonoma (A)	15,937	815

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wingstop (A)	5,900	$231
Winmark	395	52
Winnebago Industries (A)	5,835	319
Wolverine World Wide	17,696	513
World Wrestling Entertainment, Cl A (A)	7,434	212
Yum China Holdings	68,500	2,797
Zagg *	3,700	76
Zoe’s Kitchen *(A)	3,000	48
Zumiez *	3,903	85

		119,440

Consumer Staples — 2.9%
Alico	143	5
Amplify Snack Brands *(A)	4,900	28
Andersons	5,399	174
B&G Foods, Cl A (A)	11,811	457
Blue Buffalo Pet Products *(A)	18,500	568
Boston Beer, Cl A *(A)	1,783	321
Bunge	26,343	1,763
Calavo Growers	3,226	246
Cal-Maine Foods *(A)	5,728	285
Casey’s General Stores (A)	7,059	852
Central Garden & Pet *	2,600	103
Central Garden & Pet, Cl A *	5,329	206
Chefs’ Warehouse *	3,921	79
Coca-Cola Bottling	889	192
Craft Brew Alliance *	1,600	31
Darling Ingredients *	31,657	568
Dean Foods	18,050	201
Edgewell Personal Care *(A)	10,345	600
elf Beauty *(A)	3,300	73
Energizer Holdings (A)	10,745	493
Farmer Brothers *	900	31
Flowers Foods (A)	31,208	624
Fresh Del Monte Produce	6,581	320
Freshpet *	3,400	65
Hain Celestial Group *	18,060	742
Herbalife *	12,472	875
Hostess Brands, Cl A *	16,200	228
HRG Group *	21,378	371
Ingles Markets, Cl A	3,545	98
Ingredion	13,265	1,837
Inter Parfums	3,806	169
J&J Snack Foods	2,564	387
John B Sanfilippo & Son	1,519	92
Lamb Weston Holdings	26,900	1,463
Lancaster Colony	3,729	497
Landec *	4,693	59
Limoneira	1,295	33
Medifast	1,564	107
MGP Ingredients (A)	2,300	171
National Beverage *	2,352	257

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Natural Grocers by Vitamin Cottage *	1,085	$9
Natural Health Trends (A)	2,100	38
Nature’s Sunshine Products *	437	6
Nu Skin Enterprises, Cl A	9,005	612
Oil-Dri Corp of America	1,010	46
Omega Protein	3,866	85
Orchids Paper Products	800	11
Performance Food Group *	14,400	427
Pilgrim’s Pride *(A)	10,507	385
Pinnacle Foods	21,800	1,269
Post Holdings *	11,669	927
PriceSmart	3,923	335
Primo Water *	4,100	54
Revlon, Cl A *(A)	2,920	64
Rite Aid *(A)	170,827	343
Sanderson Farms (A)	3,441	584
Seaboard	57	246
Seneca Foods, Cl A *	2,462	85
Smart & Final Stores *(A)	3,500	32
Snyder’s-Lance (A)	15,053	582
SpartanNash	7,336	186
Spectrum Brands Holdings (A)	4,339	498
Sprouts Farmers Market *(A)	24,600	575
SUPERVALU *	7,459	136
Tootsie Roll Industries (A)	3,211	120
TreeHouse Foods *	10,009	461
United Natural Foods *	8,498	408
Universal	5,245	280
US Foods Holding *	33,400	973
USANA Health Sciences *	1,732	124
Vector Group (A)	19,313	434
Village Super Market, Cl A	1,962	50
WD-40 (A)	2,786	333
Weis Markets	1,704	70

		26,459

Energy — 3.9%
Abraxas Petroleum *	16,494	34
Adams Resources & Energy	300	14
Antero Resources *(A)	42,000	798
Arch Coal (A)	4,400	363
Archrock	14,083	134
Ardmore Shipping	2,100	17
Basic Energy Services *	1,800	40
Bill Barrett *	19,564	114
Bonanza Creek Energy *	4,100	114
Bristow Group	5,303	77
C&J Energy Services *	9,400	294
California Resources *(A)	5,600	88
Callon Petroleum *(A)	37,885	418
CARBO Ceramics *(A)	2,350	24
Carrizo Oil & Gas *	13,509	261

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centennial Resource Development, Cl A *	25,100	$509
Cheniere Energy *	38,065	1,839
Clean Energy Fuels *	20,388	46
Cloud Peak Energy *	15,200	63
CONSOL Energy *	45,675	678
Contango Oil & Gas *	2,535	6
Continental Resources *(A)	15,896	752
CVR Energy (A)	1,897	62
Delek US Holdings	13,946	463
Denbury Resources *(A)	73,000	128
DHT Holdings	14,000	54
Diamond Offshore Drilling *(A)	12,200	196
Diamondback Energy *	18,275	1,998
Dorian LPG *	6,000	43
Dril-Quip *(A)	7,687	369
Eclipse Resources *	3,800	9
Energen *	18,289	1,033
Energy XXI Gulf Coast *	6,000	30
Ensco, Cl A (A)	78,424	421
EP Energy, Cl A *	3,800	7
Era Group *	2,093	23
Evolution Petroleum	4,027	28
Exterran *	4,541	139
Extraction Oil & Gas *(A)	24,500	369
Fairmount Santrol Holdings *(A)	21,300	103
Forum Energy Technologies *(A)	12,705	180
Frank’s International	5,300	33
Frontline (A)	20,320	107
GasLog	8,650	156
Gener8 Maritime *	7,800	36
Geospace Technologies *	1,598	23
Golar LNG (A)	17,302	428
Green Plains Renewable Energy	7,690	130
Gulfport Energy *	26,081	334
Halcon Resources *	27,800	197
Helix Energy Solutions Group *	29,969	199
HollyFrontier	31,954	1,421
Independence Contract Drilling *	10,200	36
International Seaways *	5,366	91
Jagged Peak Energy *(A)	7,800	118
Jones Energy, Cl A *(A)	17,290	17
Keane Group *(A)	7,500	112
Kosmos Energy *(A)	46,475	371
Laredo Petroleum *(A)	29,589	316
Mammoth Energy Services *	2,721	51
Matador Resources *(A)	16,800	481
Matrix Service *	4,781	82
McDermott International *	48,370	351
Murphy Oil (A)	30,800	861
Nabors Industries	46,400	280
NACCO Industries, Cl A	1,005	44
Natural Gas Services Group *	3,044	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Navios Maritime Acquisition	9,600	$13
NCS Multistage Holdings *	100	2
Newpark Resources *	18,020	160
Noble *(A)	51,900	217
Nordic American Tankers (A)	16,977	68
Oasis Petroleum *	41,897	429
Oceaneering International	16,746	327
Oil States International *	7,799	186
Overseas Shipholding Group, Cl A *	8,900	26
Pacific Ethanol *	2,400	11
Panhandle Oil and Gas, Cl A	3,182	71
Par Petroleum *	6,786	141
Parker Drilling *	16,551	16
Parsley Energy, Cl A *	43,600	1,171
Patterson-UTI Energy	38,422	830
PBF Energy, Cl A (A)	18,977	614
PDC Energy *	12,193	560
Peabody Energy *	12,500	416
Penn Virginia *	2,900	100
PHI *	1,443	19
Pioneer Energy Services *	9,836	21
ProPetro Holding *	3,800	71
QEP Resources *	41,300	399
Renewable Energy Group *	6,900	78
Resolute Energy *(A)	4,400	132
REX American Resources *	1,300	119
RigNet *	1,441	23
Ring Energy *	10,100	143
Rowan, Cl A *(A)	23,800	344
RPC (A)	10,999	264
RSP Permian *	24,200	889
Sanchez Energy *(A)	12,530	65
SandRidge Energy *	7,100	132
Scorpio Tankers	31,743	98
SEACOR Holdings *	3,374	161
SEACOR Marine Holdings *	3,391	42
SemGroup, Cl A (A)	13,044	313
Ship Finance International (A)	11,476	178
SM Energy (A)	19,113	395
Smart Sand *	4,700	37
Southwestern Energy *	97,900	623
SRC Energy *	38,062	333
Stone Energy *	4,900	124
Superior Energy Services *	26,860	259
Targa Resources	39,759	1,726
Teekay (A)	7,454	62
Teekay Tankers, Cl A (A)	18,023	29
Tellurian *(A)	11,200	141
Tesco *	11,269	46
TETRA Technologies *	16,405	66
Transocean *(A)	74,000	750
Ultra Petroleum *(A)	39,500	379

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unit *	9,995	$214
US Silica Holdings	15,626	518
W&T Offshore *	3,238	10
Weatherford International *(A)	169,900	561
Westmoreland Coal *	2,400	3
Whiting Petroleum *(A)	15,440	385
WildHorse Resource Development *(A)	5,500	91
World Fuel Services	11,141	313
WPX Energy *	72,800	922

		35,527

Financials — 15.8%
1st Source	2,158	111
Access National	2,878	85
ACNB	900	26
AGNC Investment ‡	71,821	1,429
AgroFresh Solutions *	4,600	28
Alleghany *	2,767	1,618
Allegiance Bancshares *	2,100	84
Ally Financial	82,700	2,221
Altisource Residential, Cl B ‡	11,300	124
Ambac Financial Group *	8,400	127
American Equity Investment Life Holding	17,078	542
American Financial Group	12,953	1,361
American National Bankshares	1,206	50
American National Insurance	1,331	167
Ameris Bancorp	5,952	295
AMERISAFE	3,933	258
Ames National	1,097	33
AmTrust Financial Services (A)	17,918	173
Arch Capital Group *	23,036	2,181
Ares Commercial Real Estate ‡	4,800	65
Argo Group International Holdings	5,927	363
Arlington Asset Investment, Cl A (A)	3,412	40
ARMOUR Residential ‡(A)	7,624	193
Arrow Financial	2,186	80
Artisan Partners Asset Management, Cl A	8,800	348
Aspen Insurance Holdings	10,495	430
Associated Banc	27,186	693
Associated Capital Group	822	29
Assured Guaranty	21,887	795
Athene Holding, Cl A *	20,400	981
Atlantic Capital Bancshares *	4,300	74
Atlas Financial Holdings *	2,600	52
Axis Capital Holdings	15,168	795
B. Riley Financial (A)	2,800	50
Baldwin & Lyons, Cl B	1,481	36
Banc of California (A)	8,800	198
BancFirst	3,650	207
Banco Latinoamericano de Comercio Exterior, Cl E	5,312	156
Bancorp *	10,004	97

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BancorpSouth Bank	14,882	$495
Bank Mutual	9,599	103
Bank of Hawaii (A)	7,524	639
Bank of Marin Bancorp	907	64
Bank of NT Butterfield & Son	10,900	434
Bank of the Ozarks (A)	21,470	1,035
BankFinancial	4,897	81
BankUnited	19,596	730
Bankwell Financial Group	300	11
Banner	6,251	360
Bar Harbor Bankshares	2,850	81
Bear State Financial	3,600	37
Beneficial Bancorp	13,988	237
Berkshire Hills Bancorp	7,750	299
BGC Partners, Cl A	40,136	655
Blue Hills Bancorp	4,700	100
BofI Holding *(A)	11,936	330
BOK Financial	4,093	364
Boston Private Financial Holdings	17,215	281
Bridge Bancorp	3,412	123
Brookline Bancorp	14,374	231
Brown & Brown	21,376	1,096
Bryn Mawr Bank	2,122	94
BSB Bancorp *	1,200	38
C&F Financial	300	18
Camden National	3,058	140
Cannae Holdings *	9,162	167
Capital Bank Financial, Cl A	5,318	222
Capital City Bank Group	2,861	72
Capitol Federal Financial	26,187	368
Carolina Financial	3,500	135
Cathay General Bancorp	13,115	569
CenterState Bank	9,585	260
Central Pacific Financial	4,110	132
Central Valley Community Bancorp	1,500	31
Century Bancorp, Cl A	300	26
Charter Financial	2,200	41
Chemical Financial	13,649	770
Chimera Investment ‡	33,365	611
CIT Group (A)	24,261	1,209
Citizens, Cl A *(A)	7,833	67
Citizens & Northern	1,840	47
City Holding	2,285	163
Clifton Bancorp	3,100	54
CNA Financial	4,275	232
CNB Financial	2,048	58
CNO Financial Group	31,325	790
CoBiz Financial	8,171	173
Codorus Valley Bancorp	1,764	53
Cohen & Steers	3,936	183
Columbia Banking System	13,229	610
Commerce Bancshares	17,055	966

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Community Bank System (A)	8,351	$462
Community Trust Bancorp	3,393	169
ConnectOne Bancorp	6,383	173
Cowen, Cl A *(A)	3,630	54
Crawford, Cl B	3,520	35
Credit Acceptance *(A)	2,112	640
Cullen/Frost Bankers (A)	10,205	1,004
Customers Bancorp *	3,770	102
CVB Financial	18,679	459
CYS Investments ‡	29,962	242
Diamond Hill Investment Group	554	117
Dime Community Bancshares	5,583	123
Donnelley Financial Solutions *	4,957	101
Dynex Capital ‡	6,593	47
Eagle Bancorp *	5,206	344
East West Bancorp	26,666	1,641
Eaton Vance	20,925	1,157
eHealth *	3,174	73
EMC Insurance Group	1,050	33
Employers Holdings	4,974	244
Encore Capital Group *	5,075	232
Enova International *	5,566	83
Enstar Group *	1,851	410
Enterprise Bancorp	1,148	43
Enterprise Financial Services	4,749	215
Equity Bancshares, Cl A *	1,600	55
Erie Indemnity, Cl A	4,487	556
Essent Group *	15,700	695
Evercore, Cl A	7,076	615
Ezcorp, Cl A *	7,457	90
FactSet Research Systems (A)	7,086	1,416
Farmers & Merchants Bancorp	1,800	73
Farmers Capital Bank	1,300	54
Farmers National Banc	4,900	74
FB Financial *	3,100	132
FBL Financial Group, Cl A	1,682	127
FCB Financial Holdings, Cl A *	6,800	359
Federal Agricultural Mortgage, Cl C	1,988	148
Federated Investors, Cl B (A)	17,270	580
Federated National Holding	1,300	18
Fidelity & Guaranty Life (A)	2,700	84
Fidelity Southern	3,513	77
Financial Engines (A)	11,664	325
Financial Institutions	3,243	107
First American Financial	19,572	1,088
First Bancorp	7,097	248
First BanCorp *	30,316	151
First Bancshares	2,600	86
First Busey	7,792	248
First Business Financial Services	1,000	23
First Citizens BancShares, Cl A	1,291	551
First Commonwealth Financial	15,401	233

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Community Bancshares	4,442	$133
First Connecticut Bancorp	3,625	96
First Defiance Financial	2,292	125
First Financial	1,612	78
First Financial Bancorp	10,949	310
First Financial Bankshares (A)	11,056	525
First Foundation *	5,100	97
First Hawaiian	10,800	316
First Horizon National (A)	41,600	807
First Internet Bancorp	1,100	44
First Interstate Bancsystem, Cl A	5,291	210
First Merchants	6,633	291
First Mid-Illinois Bancshares	2,100	85
First Midwest Bancorp	18,742	468
First Northwest Bancorp *	3,500	63
First of Long Island	4,995	151
First Republic Bank	28,943	2,765
FirstCash	9,220	621
Flagstar Bancorp *	4,600	175
Flushing Financial	6,070	172
FNB (Pennsylvania)	58,189	826
FNF Group	47,458	1,920
Franklin Financial Network *	2,800	98
Fulton Financial	30,212	574
Gain Capital Holdings	5,300	40
GAMCO Investors, Cl A	822	24
Genworth Financial, Cl A *	101,800	345
German American Bancorp	3,966	149
Glacier Bancorp (A)	13,380	536
Global Indemnity *	1,002	43
Granite Point Mortgage Trust ‡	5,841	105
Great Southern Bancorp	2,499	135
Great Western Bancorp	10,000	413
Green Bancorp *	4,100	92
Green Dot, Cl A *	8,955	553
Greenhill	5,871	119
Greenlight Capital Re, Cl A *	6,409	142
Guaranty Bancorp	4,005	116
Hallmark Financial Services *	2,900	32
Hamilton Lane, Cl A	2,700	93
Hancock Holding	15,114	776
Hanmi Financial	5,678	180
Hannon Armstrong Sustainable Infrastructure Capital ‡	7,600	181
Hanover Insurance Group	7,617	820
HarborOne Bancorp *	4,300	83
HCI Group	1,115	34
Health Insurance Innovations, Cl A *	2,300	54
Heartland Financial USA	4,975	251
Heritage Commerce	7,300	118
Heritage Financial	4,871	159
Heritage Insurance Holdings (A)	3,800	68

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hilltop Holdings	13,438	$334
Hingham Institution for Savings	300	68
Home Bancorp	1,200	51
Home BancShares	29,233	696
HomeStreet *	4,372	133
HomeTrust Bancshares *	4,102	111
Hope Bancorp	21,695	406
Horace Mann Educators	7,214	337
Horizon Bancorp	3,750	103
Houlihan Lokey, Cl A	5,200	232
IBERIABANK	9,084	706
Impac Mortgage Holdings *(A)	4,500	53
Independent Bank (A)	10,102	463
Independent Bank Group	3,100	214
Infinity Property & Casualty	1,714	185
Interactive Brokers Group, Cl A (A)	12,227	698
International Bancshares	9,150	377
International FCStone *	3,268	143
Investment Technology Group	6,017	108
Investors Bancorp	47,343	676
Investors Title	400	80
James River Group Holdings	4,800	194
Kearny Financial	14,837	220
Kemper	7,836	541
Kinsale Capital Group	2,100	94
Ladder Capital, Cl A	13,688	187
Ladenburg Thalmann Financial Services	12,600	43
Lakeland Bancorp	8,293	173
Lakeland Financial	4,957	251
Lazard, Cl A	21,931	1,080
LCNB	2,500	53
LegacyTexas Financial Group	8,610	361
Legg Mason	15,100	603
LendingClub *	56,500	247
LendingTree *(A)	1,300	393
Live Oak Bancshares	3,000	77
LPL Financial Holdings	16,262	843
Macatawa Bank	5,200	53
Maiden Holdings	15,823	103
MainSource Financial Group	4,890	193
Markel *	2,533	2,804
MarketAxess Holdings	6,752	1,318
Marlin Business Services	1,822	43
MB Financial	14,826	690
MBIA *(A)	21,782	183
MBT Financial	1,400	15
Mercantile Bank	3,557	132
Mercury General (A)	5,578	306
Meridian Bancorp	7,027	142
Meta Financial Group	2,100	197
MFA Financial ‡	76,197	610
MGIC Investment *	67,718	990

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Midland States Bancorp	1,600	$53
MidWestOne Financial Group	2,369	86
Moelis, Cl A	5,100	244
Morningstar	3,020	279
Mortgage Investment Trust ‡	2,988	57
MSCI, Cl A	16,569	2,132
MTGE Investment ‡	9,665	179
MutualFirst Financial	700	27
National Bank Holdings, Cl A	4,600	156
National Bankshares	1,036	48
National Commerce *	1,700	70
National General Holdings	10,300	218
National Western Life Group, Cl A	510	180
Nationstar Mortgage Holdings *(A)	6,046	109
Navigators Group	4,166	215
NBT Bancorp	6,908	268
Nelnet, Cl A	2,931	157
New Residential Investments ‡	56,750	1,004
New York Community Bancorp (A)	87,439	1,166
New York Mortgage Trust ‡(A)	20,438	131
NewStar Financial	3,393	40
Nicolet Bankshares *	2,000	116
NMI Holdings, Cl A *	8,800	150
Northfield Bancorp	8,705	154
Northrim BanCorp	1,300	49
Northwest Bancshares	18,499	313
OceanFirst Financial	5,588	155
Ocwen Financial *	20,161	64
OFG Bancorp	11,825	116
Old Line Bancshares	100	3
Old National Bancorp	26,794	489
Old Republic International	44,244	928
Old Second Bancorp	2,100	28
OM Asset Management	15,300	251
On Deck Capital *	11,400	60
OneMain Holdings, Cl A *	10,500	271
Oppenheimer Holdings, Cl A	2,164	58
Opus Bank *	3,100	86
Orchid Island Capital, Cl A ‡(A)	6,800	64
Oritani Financial	7,124	123
Orrstown Financial Services	100	3
Pacific Premier Bancorp *	8,176	324
PacWest Bancorp	24,112	1,149
Park National	2,805	315
Park Sterling	5,970	77
PCSB Financial *	1,000	20
Peapack Gladstone Financial	2,654	94
Penns Woods Bancorp	652	32
PennyMac Financial Services, Cl A *	1,100	23
PennyMac Mortgage Investment Trust ‡	14,063	220
Peoples Bancorp	3,010	102
Peoples Financial Services	900	44

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
People’s Utah Bancorp	2,500	$79
PHH *	9,932	113
Pinnacle Financial Partners	13,927	956
Piper Jaffray	2,177	171
PJT Partners	3,200	136
Popular	18,156	642
PRA Group *(A)	9,058	315
Preferred Bank	3,037	190
Premier Financial Bancorp	500	10
Primerica	8,329	866
ProAssurance	9,325	577
Prosperity Bancshares	11,969	838
Provident Financial Services	11,979	328
QCR Holdings	2,200	100
Radian Group	38,448	788
Redwood Trust ‡	16,405	246
Regional Management *	2,800	69
Reinsurance Group of America, Cl A	11,916	1,931
RenaissanceRe Holdings	7,606	1,009
Renasant	7,260	312
Republic Bancorp, Cl A	1,298	55
Republic First Bancorp *(A)	9,800	93
Resource Capital ‡	7,276	73
RLI (A)	6,482	387
S&T Bancorp	5,432	227
Safeguard Scientifics *	3,396	42
Safety Insurance Group	2,931	241
Sandy Spring Bancorp	4,647	183
Santander Consumer USA Holdings	28,300	488
Seacoast Banking Corporation of Florida *	7,698	200
SEI †	24,219	1,704
Selective Insurance Group	10,584	648
ServisFirst Bancshares (A)	9,400	395
Shore Bancshares	3,000	52
SI Financial Group	711	11
Sierra Bancorp	2,978	83
Signature Bank NY *	9,970	1,369
Simmons First National, Cl A	7,576	439
SLM *	78,400	907
South State	5,686	523
Southern First Bancshares *	400	17
Southern Missouri Bancorp	600	24
Southern National Bancorp of Virginia	6,000	102
Southside Bancshares	6,162	223
Starwood Property Trust ‡	46,680	1,012
State Auto Financial	3,690	103
State Bank Financial	6,384	194
Sterling Bancorp	40,015	1,014
Stewart Information Services	4,241	171
Stifel Financial	11,682	657
Stock Yards Bancorp	4,702	187
Summit Financial Group	1,700	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Bancorp	2,132	$54
SVB Financial Group *	9,782	2,227
Synovus Financial	22,092	1,096
TCF Financial	27,439	557
TD Ameritrade Holding	47,373	2,424
Territorial Bancorp	773	25
Texas Capital Bancshares *	8,923	806
TFS Financial	12,343	188
Third Point Reinsurance *	14,700	249
Tiptree Financial	9,700	65
Tompkins Financial	2,905	257
Towne Bank	9,280	311
TriCo Bancshares	3,109	131
TriState Capital Holdings *	2,500	61
Triumph Bancorp *	4,500	150
Trupanion *(A)	3,600	107
TrustCo Bank NY	12,126	113
Trustmark (A)	11,439	388
Two Harbors Investment ‡	30,820	493
UMB Financial	8,045	605
Umpqua Holdings	39,631	876
Union Bankshares	9,142	350
United Bankshares (A)	19,237	722
United Community Banks	11,674	336
United Community Financial	6,700	66
United Financial Bancorp	11,373	212
United Fire Group	4,071	196
United Insurance Holdings	1,900	32
Universal Insurance Holdings	5,300	140
Univest Corp of Pennsylvania	4,715	133
Validus Holdings	14,226	700
Valley National Bancorp	46,970	559
Veritex Holdings *	3,800	106
Virtu Financial, Cl A (A)	6,100	99
Virtus Investment Partners	1,300	156
Voya Financial	32,600	1,441
Waddell & Reed Financial, Cl A (A)	16,402	333
Walker & Dunlop *	4,223	208
Washington Federal	15,336	534
Washington Trust Bancorp	2,070	118
WashingtonFirst Bankshares	1,680	57
Waterstone Financial	4,000	76
Webster Financial (A)	16,651	955
WesBanco	8,388	353
West Bancorporation	3,785	101
Westamerica Bancorporation (A)	4,755	294
Western Alliance Bancorp *	18,061	1,051
Western Asset Mortgage Capital ‡	6,644	67
Western New England Bancorp	5,000	54
Westwood Holdings Group	1,828	125
White Mountains Insurance Group	755	673
Wintrust Financial	9,749	817

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WisdomTree Investments	24,675	$284
WMIH *	36,200	30
World Acceptance *	976	81
WR Berkley	17,524	1,211
WSFS Financial	5,829	295
Xenith Bankshares *	730	26

		143,440

Health Care — 10.3%
AAC Holdings *	1,600	15
Abaxis	4,493	219
Abeona Therapeutics *	1,900	33
ABIOMED *	7,712	1,503
Acadia Healthcare *(A)	13,887	442
ACADIA Pharmaceuticals *(A)	18,600	563
Accelerate Diagnostics *(A)	4,900	145
Acceleron Pharma *	4,900	179
Accuray *	14,863	77
Aceto	4,717	50
Achaogen *(A)	5,900	71
Achillion Pharmaceuticals *	23,198	72
Aclaris Therapeutics *	4,000	95
Acorda Therapeutics *	9,642	196
Adamas Pharmaceuticals *(A)	3,000	111
Addus HomeCare *	2,200	73
Aduro Biotech *	7,800	74
Advaxis *(A)	4,700	14
Aerie Pharmaceuticals *(A)	5,700	366
Agenus *(A)	16,000	63
Agios Pharmaceuticals *(A)	8,000	492
Aimmune Therapeutics *(A)	6,400	244
Akcea Therapeutics *(A)	3,800	73
Akebia Therapeutics *	9,700	151
Akorn *(A)	16,827	548
Alder Biopharmaceuticals *	8,400	92
Alkermes *(A)	27,453	1,436
Allscripts Healthcare Solutions *	31,053	444
Almost Family *	1,709	102
Alnylam Pharmaceuticals *	15,289	2,057
AMAG Pharmaceuticals *(A)	6,003	84
Amedisys *(A)	5,671	306
American Renal Associates Holdings *	1,700	25
Amicus Therapeutics *(A)	29,200	406
AMN Healthcare Services *(A)	7,809	392
Amphastar Pharmaceuticals *	7,300	143
Analogic	2,420	200
AnaptysBio *	1,700	143
Anavex Life Sciences *(A)	11,600	44
AngioDynamics *	7,370	127
ANI Pharmaceuticals *	1,000	71
Anika Therapeutics *	3,070	169
Antares Pharma *	13,000	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aratana Therapeutics *	6,400	$37
Ardelyx *	4,600	31
Arena Pharmaceuticals *	8,365	259
Array BioPharma *(A)	27,760	312
Assembly Biosciences *	2,900	145
Atara Biotherapeutics *(A)	3,400	49
athenahealth *(A)	7,092	942
Athersys *(A)	15,300	30
AtriCure *	6,020	111
Atrion	230	155
Audentes Therapeutics *	3,100	89
Avexis *	4,200	398
AxoGen *	6,100	163
Axovant Sciences *(A)	6,300	35
Bellicum Pharmaceuticals *(A)	6,500	65
BioCryst Pharmaceuticals *	13,600	69
Biohaven Pharmaceutical Holding *	800	19
BioMarin Pharmaceutical *	32,446	2,784
Bio-Rad Laboratories, Cl A *	3,753	1,018
BioScrip *(A)	21,711	57
BioSpecifics Technologies *	1,400	63
Bio-Techne	6,625	893
BioTelemetry *	5,500	160
BioTime *(A)	19,600	53
Bioverativ *	19,600	980
Bluebird Bio *	8,500	1,469
Blueprint Medicines *	6,600	495
Brookdale Senior Living, Cl A *	37,509	401
Bruker	20,232	712
Calithera Biosciences *	6,200	65
Cambrex *	6,360	311
Cantel Medical	6,577	700
Capital Senior Living *	5,312	86
Cara Therapeutics *(A)	4,500	56
Cardiovascular Systems *	6,125	153
Castlight Health, Cl B *	2,800	11
Catalent *	23,100	919
Celldex Therapeutics *	15,756	47
Cerus *	15,197	60
Charles River Laboratories International *	9,006	938
Chemed	2,845	700
ChemoCentryx *	2,000	13
Chimerix *	7,900	35
Civitas Solutions *	3,000	58
Clearside Biomedical *	3,600	26
Clovis Oncology *	7,866	495
Codexis *	11,400	79
Coherus Biosciences *(A)	8,700	78
Collegium Pharmaceutical *(A)	2,700	47
Community Health Systems *(A)	21,729	99
Computer Programs & Systems (A)	1,702	52
Concert Pharmaceuticals *	3,900	88

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ConforMIS *	9,200	$29
CONMED	5,608	300
Corbus Pharmaceuticals Holdings *(A)	9,100	70
Corcept Therapeutics *(A)	17,500	314
Corium International *	6,300	74
CorVel *	1,434	79
Cotiviti Holdings *	7,900	258
Cross Country Healthcare *	9,179	125
CryoLife *	5,045	103
Curis *	28,500	23
Cutera *	2,900	119
Cytokinetics *	8,500	73
CytomX Therapeutics *	4,000	83
Depomed *	11,355	78
Dermira *	7,200	184
DexCom *(A)	15,724	919
Diplomat Pharmacy *	9,800	175
Durect *	31,600	33
Dynavax Technologies *(A)	11,689	234
Eagle Pharmaceuticals *(A)	1,300	77
Edge Therapeutics *	4,300	43
Editas Medicine *(A)	4,900	141
Emergent Biosolutions *	6,884	302
Enanta Pharmaceuticals *	3,300	164
Endo International *	38,600	283
Endologix *	15,995	88
Ensign Group	10,436	253
Entellus Medical *(A)	2,300	39
Enzo Biochem *	10,000	98
Epizyme *	9,700	116
Esperion Therapeutics *(A)	2,500	154
Evolent Health, Cl A *(A)	7,800	100
Exact Sciences *	21,054	1,252
Exactech *	1,239	52
Exelixis *	54,600	1,479
FibroGen *	12,000	570
Five Prime Therapeutics *	5,300	140
Flexion Therapeutics *(A)	3,400	88
Fluidigm *	4,553	27
Foundation Medicine *	2,952	157
Genesis Healthcare, Cl A *	2,900	2
GenMark Diagnostics *	4,900	22
Genomic Health *	4,697	142
Geron *(A)	23,970	48
Glaukos *(A)	6,500	174
Global Blood Therapeutics *(A)	7,501	296
Globus Medical, Cl A *	12,200	464
Haemonetics *	9,347	540
Halozyme Therapeutics *(A)	21,658	404
Halyard Health *	9,200	447
HealthEquity *	8,900	462
HealthSouth	18,841	941

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HealthStream *	5,964	$142
Heron Therapeutics *(A)	8,300	146
Heska *	1,500	129
Hill-Rom Holdings	12,001	1,015
HMS Holdings *	17,331	286
Horizon Pharma *	32,500	467
ICU Medical *	2,727	582
Idera Pharmaceuticals *	32,300	71
Ignyta *	10,800	177
Immune Design *	3,200	13
ImmunoGen *	15,452	98
Immunomedics *(A)	15,457	168
Impax Laboratories *	13,488	225
INC Research Holdings, Cl A *	9,400	360
Innoviva *(A)	14,009	184
Inogen *	3,200	412
Inovalon Holdings, Cl A *	10,600	169
Inovio Pharmaceuticals *	16,000	73
Insmed *(A)	14,400	449
Insulet *	10,121	726
Insys Therapeutics *	3,800	20
Integer Holdings *	6,230	302
Integra LifeSciences Holdings *	12,204	593
Intellia Therapeutics *	900	20
Intercept Pharmaceuticals *(A)	3,276	201
Intersect ENT *	4,900	150
Intra-Cellular Therapies, Cl A *	7,100	110
Intrexon *(A)	11,400	156
Invacare	6,889	121
Invitae *(A)	4,500	39
Ionis Pharmaceuticals *(A)	23,294	1,293
Iovance Biotherapeutics *	5,800	52
iRhythm Technologies *	2,600	144
Ironwood Pharmaceuticals, Cl A *(A)	23,154	400
Jounce Therapeutics *(A)	1,600	25
Juno Therapeutics *	11,700	639
K2M Group Holdings *	7,500	147
Karyopharm Therapeutics *	5,000	56
Keryx Biopharmaceuticals *(A)	17,594	84
Kindred Healthcare	14,973	110
Kura Oncology *(A)	4,900	79
La Jolla Pharmaceutical *	3,000	100
Lannett *(A)	5,200	138
Lantheus Holdings *	7,300	164
LeMaitre Vascular	3,200	105
Lexicon Pharmaceuticals *	9,305	95
LHC Group *	2,684	177
LifePoint Hospitals *	6,096	291
Ligand Pharmaceuticals *(A)	4,028	531
LivaNova *	9,300	811
Loxo Oncology *(A)	4,200	322
Luminex	8,555	183

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MacroGenics *	5,400	$104
Magellan Health Services *	4,540	384
Mallinckrodt *	18,700	408
Masimo *	7,893	701
Medicines *(A)	11,657	338
MediciNova *(A)	5,900	41
Medidata Solutions *	10,594	706
MEDNAX *	16,656	829
Medpace Holdings *	2,400	80
Melinta Therapeutics *	1,700	29
Meridian Bioscience	7,741	117
Merit Medical Systems *	8,075	351
Merrimack Pharmaceuticals *	2,350	27
MiMedx Group *(A)	21,000	243
Minerva Neurosciences *	3,700	21
Molina Healthcare *(A)	8,436	660
Momenta Pharmaceuticals *	15,554	215
MyoKardia *	4,100	151
Myriad Genetics *	10,626	368
NanoString Technologies *	3,500	27
NantKwest *	4,700	23
Natera *(A)	7,200	70
National Healthcare	2,094	139
National Research, Cl A	1,112	38
Natus Medical *	6,558	263
Nektar Therapeutics, Cl A *	26,395	1,425
Neogen *	7,280	611
NeoGenomics *(A)	13,300	123
Neos Therapeutics *	8,500	88
Neurocrine Biosciences *(A)	15,700	1,129
Nevro *	4,800	359
NewLink Genetics *(A)	3,916	34
Novavax *(A)	49,853	68
Novocure *(A)	9,000	173
NuVasive *	9,078	524
NxStage Medical *	13,347	343
Ocular Therapeutix *	1,700	7
Omeros *(A)	9,100	189
Omnicell *	6,812	357
OPKO Health *(A)	54,184	284
OraSure Technologies *	11,339	188
Organovo Holdings *(A)	16,500	25
Orthofix International *	3,940	214
Otonomy *	4,600	25
Owens & Minor (A)	9,539	183
Oxford Immunotec Global *	5,400	80
Pacific Biosciences of California *(A)	15,900	51
Pacira Pharmaceuticals *	6,445	298
Paratek Pharmaceuticals *(A)	3,300	62
PDL BioPharma *	31,600	92
Penumbra *(A)	5,100	537
PharMerica *	6,850	200

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Phibro Animal Health, Cl A	3,700	$128
Portola Pharmaceuticals, Cl A *	10,700	543
PRA Health Sciences *	9,400	774
Premier, Cl A *	9,600	279
Prestige Brands Holdings *	9,279	419
Progenics Pharmaceuticals *	11,596	67
Protagonist Therapeutics *	2,600	51
Prothena *(A)	7,600	353
Providence Service *	2,458	149
PTC Therapeutics *	5,200	83
Pulse Biosciences *(A)	1,900	41
Puma Biotechnology *	5,200	551
QIAGEN *	42,783	1,365
Quality Systems *	11,815	170
Quidel *	5,012	190
R1 RCM *	24,700	96
Ra Pharmaceuticals *	3,600	51
Radius Health *(A)	6,600	187
RadNet *	3,900	41
Reata Pharmaceuticals, Cl A *	1,600	41
REGENXBIO *	4,100	115
Repligen *	6,722	238
Retrophin *	7,400	167
Revance Therapeutics *	4,600	128
Rigel Pharmaceuticals *	17,759	74
Rockwell Medical *(A)	10,000	61
RTI Surgical *	6,918	33
Sage Therapeutics *(A)	6,500	601
Sangamo BioSciences *	17,270	280
Sarepta Therapeutics *(A)	10,900	607
Seattle Genetics *(A)	17,400	1,060
Select Medical Holdings *	18,965	335
Selecta Biosciences *(A)	3,600	38
Seres Therapeutics *	3,300	35
Spark Therapeutics *(A)	4,500	330
Spectrum Pharmaceuticals *	12,879	252
STAAR Surgical *	5,378	93
Stemline Therapeutics *	2,300	35
STERIS	15,100	1,358
Sucampo Pharmaceuticals, Cl A *	5,500	70
Supernus Pharmaceuticals *	8,500	321
Surgery Partners *(A)	3,500	33
Surmodics *	2,444	81
Synergy Pharmaceuticals *(A)	41,915	87
Syros Pharmaceuticals *	500	7
Tabula Rasa HealthCare *	2,900	101
Tactile Systems Technology *	1,900	57
Teladoc *(A)	10,900	404
Teleflex	8,402	2,231
Teligent *(A)	6,200	25
Tenet Healthcare *(A)	16,500	233
TESARO *(A)	6,800	575

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tetraphase Pharmaceuticals *	5,400	$35
TG Therapeutics *(A)	7,600	65
TherapeuticsMD *(A)	30,100	190
Theravance Biopharma *(A)	7,945	226
Tivity Health *	6,021	222
Trevena *	10,400	17
Triple-S Management, Cl B *	5,566	158
Ultragenyx Pharmaceutical *(A)	6,700	338
United Therapeutics *	8,164	1,061
US Physical Therapy	2,726	199
Utah Medical Products	300	24
Vanda Pharmaceuticals *	9,100	128
Varex Imaging *	7,500	278
Veeva Systems, Cl A *	20,200	1,216
Versartis *	5,400	11
ViewRay *	10,200	98
Vocera Communications *	6,142	180
Voyager Therapeutics *	2,400	35
WaVe Life Sciences *(A)	2,100	78
WellCare Health Plans *	8,266	1,761
West Pharmaceutical Services	13,530	1,352
Wright Medical Group *(A)	17,578	427
XBiotech *(A)	4,800	20
Xencor *	7,400	161
ZIOPHARM Oncology *(A)	30,346	139
Zogenix *	5,700	221

		93,918

Industrials — 13.5%
AAON	6,650	242
AAR	5,529	230
ABM Industries	10,055	430
Acacia Research *	8,749	37
ACCO Brands *	17,729	233
Actuant, Cl A	10,442	276
Advanced Disposal Services, Cl A *	9,100	212
Advanced Drainage Systems	6,500	154
AECOM Technology *	28,248	1,059
Aegion, Cl A *	5,003	138
Aerojet Rocketdyne Holdings *	12,579	396
Aerovironment *	3,825	174
AGCO	12,823	908
Air Lease, Cl A	17,731	768
Air Transport Services Group *	10,936	265
Aircastle	7,157	175
Alamo Group	1,535	181
Albany International, Cl A	5,898	382
Allegiant Travel, Cl A (A)	2,050	312
Allied Motion Technologies	1,300	41
Allison Transmission Holdings, Cl A (A)	24,776	1,017
Altra Industrial Motion	5,589	272
AMERCO *	1,000	371

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameresco, Cl A *	779	$7
American Railcar Industries (A)	1,277	52
American Woodmark *	2,984	297
Apogee Enterprises (A)	6,011	301
Applied Industrial Technologies	7,261	464
Aqua Metals *	5,100	17
ARC Document Solutions *	4,300	12
ArcBest	3,790	143
Argan	2,979	176
Armstrong Flooring *	6,267	110
Armstrong World Industries *	8,777	526
Astec Industries	4,063	225
Astronics *	3,274	136
Astronics, Cl B *	1,656	68
Atkore International Group *	4,400	94
Atlas Air Worldwide Holdings *	4,769	275
Avis Budget Group *(A)	13,960	532
Axon Enterprise *(A)	9,069	226
AZZ	4,796	231
Babcock & Wilcox Enterprises *(A)	8,162	38
Barnes Group	9,652	640
Barrett Business Services	1,634	108
Beacon Roofing Supply *	12,070	773
BMC Stock Holdings *	10,900	252
Brady, Cl A	9,427	369
Briggs & Stratton	7,149	178
Brink’s	8,806	712
Builders FirstSource *	17,870	365
BWX Technologies	17,224	1,076
Caesarstone *	4,600	115
CAI International *	1,672	57
Carlisle	11,177	1,285
Casella Waste Systems, Cl A *	4,891	104
CBIZ *	11,445	169
Ceco Environmental	5,647	31
Chart Industries *	6,372	310
Chicago Bridge & Iron (A)	17,092	279
CIRCOR International	3,715	180
Clean Harbors *	9,176	494
Colfax *	17,089	637
Columbus McKinnon	3,565	142
Comfort Systems USA	6,991	300
Commercial Vehicle Group *	1,600	18
Continental Building Products *	6,600	184
Copa Holdings, Cl A	5,428	728
Copart *	36,500	1,575
Costamare	5,100	29
Covanta Holding (A)	20,658	314
Covenant Transportation Group, Cl A *	3,300	99
CRA International	2,105	95
Crane	9,229	788
CSW Industrials *	2,600	125

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cubic	4,689	$290
Curtiss-Wright	8,378	1,041
Daseke *	500	6
Deluxe	8,854	630
DMC Global	3,900	79
Donaldson	24,946	1,245
Douglas Dynamics	4,222	172
Ducommun *	600	17
Dun & Bradstreet	6,500	800
DXP Enterprises *	4,162	116
Dycom Industries *(A)	5,307	570
Echo Global Logistics *	4,586	124
EMCOR Group	10,487	847
Encore Wire	4,403	205
Energous *(A)	3,000	25
Energy Recovery *(A)	10,200	115
EnerSys	7,683	531
Engility Holdings *	3,410	100
Ennis	5,288	112
EnPro Industries	3,368	291
ESCO Technologies	4,077	266
Essendant	7,137	67
Esterline Technologies *	4,290	304
ExOne *(A)	1,900	23
Exponent	4,486	339
Federal Signal	11,947	257
Forrester Research	1,564	73
Forward Air	4,718	268
Foundation Building Materials *	5,300	81
Franklin Covey *	3,304	66
Franklin Electric	7,681	356
FreightCar America	1,733	29
FTI Consulting *	8,168	351
Gardner Denver Holdings *	10,800	350
GATX (A)	6,452	407
Generac Holdings *	10,445	514
General Cable	8,737	188
Genesee & Wyoming, Cl A *	10,974	865
Gibraltar Industries *	6,160	203
Global Brass & Copper Holdings	5,100	176
GMS *	4,800	179
Gorman-Rupp	4,077	134
GP Strategies *	2,500	58
Graco	10,135	1,334
Graham	796	16
Granite Construction (A)	7,811	518
Great Lakes Dredge & Dock *	9,180	46
Greenbrier (A)	5,123	256
Griffon	3,837	90
H&E Equipment Services	5,625	209
Harsco *	16,328	295
Hawaiian Holdings	9,080	392

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HC2 Holdings *	11,000	$60
HD Supply Holdings *	37,100	1,372
Healthcare Services Group	13,339	693
Heartland Express	9,772	223
HEICO (A)	4,876	441
HEICO, Cl A	9,125	693
Heidrick & Struggles International	2,952	74
Herc Holdings *	3,867	229
Heritage-Crystal Clean *	1,200	23
Herman Miller	11,643	416
Hertz Global Holdings *(A)	8,402	159
Hexcel	16,798	1,041
Hill International *	10,400	59
Hillenbrand	12,085	550
HNI	8,849	310
Hub Group, Cl A *	5,062	242
Hubbell, Cl B	9,889	1,244
Hudson Technologies *(A)	11,700	67
Huntington Ingalls Industries	8,359	2,020
Hurco	1,235	55
Huron Consulting Group *	4,011	164
Hyster-Yale Materials Handling	2,002	170
ICF International *	3,668	198
IDEX	14,341	1,944
IES Holdings *	3,000	53
InnerWorkings *	7,387	80
Insperity	3,012	355
Insteel Industries	2,941	81
Interface, Cl A	9,945	248
ITT	15,863	860
JELD-WEN Holding *	11,400	446
JetBlue Airways *	61,681	1,324
John Bean Technologies	5,731	686
Kadant	1,825	187
Kaman	5,573	332
KAR Auction Services	25,129	1,266
KBR	23,745	445
Kelly Services, Cl A	6,795	198
Kennametal	15,514	723
KeyW Holding *(A)	8,468	46
Kforce	4,537	118
Kirby *(A)	9,526	641
KLX *	8,965	503
Knight-Swift Transportation Holdings, Cl A (A)	23,227	991
Knoll	7,263	158
Korn/Ferry International	8,558	375
Kratos Defense & Security Solutions *	16,316	170
Landstar System	7,444	768
Lawson Products *	1,800	46
Layne Christensen *	4,900	64
Lennox International (A)	7,029	1,474

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln Electric Holdings	10,733	$978
Lindsay Manufacturing (A)	2,327	218
LSC Communications	4,957	81
LSI Industries	2,000	14
Lydall *	3,632	200
Macquarie Infrastructure	14,300	955
Manitowoc *	5,987	241
Manpowergroup	12,356	1,593
Marten Transport	7,153	144
Masonite International *	5,600	412
MasTec *	11,662	523
Matson	8,552	249
Matthews International, Cl A	5,013	284
McGrath RentCorp	4,348	208
Mercury Systems *	9,323	487
Meritor *	13,995	350
Middleby *	10,625	1,355
Milacron Holdings *	10,900	192
Miller Industries	2,311	64
Mistras Group *	2,697	62
Mobile Mini	8,883	319
Moog, Cl A *	5,424	456
MRC Global *	18,112	285
MSA Safety	6,544	563
MSC Industrial Direct, Cl A	7,903	712
Mueller Industries	11,208	408
Mueller Water Products, Cl A	25,312	316
Multi-Color	2,557	196
MYR Group *	4,079	145
National Presto Industries	1,091	113
Navigant Consulting *	10,241	197
Navistar International *	8,091	329
NCI Building Systems *	6,048	101
NN	5,587	156
Nordson	10,612	1,362
NOW *	21,600	223
NV5 Global *	1,400	78
Old Dominion Freight Line	10,990	1,420
Omega Flex	600	39
On Assignment *	9,169	586
Orbital ATK	10,492	1,384
Orion Marine Group *	6,324	49
Oshkosh Truck	14,117	1,271
Owens Corning	20,460	1,808
Park-Ohio Holdings	1,118	52
Patrick Industries *	2,550	258
Paylocity Holding *	5,600	258
PGT *	10,000	164
Pitney Bowes	30,900	330
Plug Power *(A)	55,300	131
Ply Gem Holdings *	5,900	105
Powell Industries	1,364	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preformed Line Products	90	$8
Primoris Services	7,847	220
Proto Labs *(A)	4,199	404
Quad, Cl A	6,862	154
Quanex Building Products	6,965	153
Radiant Logistics *	12,400	60
Raven Industries	6,255	239
RBC Bearings *	3,995	533
Regal-Beloit	7,825	602
Resources Connection	3,581	57
REV Group	3,200	87
Rexnord *	18,226	454
Roadrunner Transportation Systems *	3,272	28
Rollins (A)	17,162	795
RPX	7,210	95
RR Donnelley & Sons	13,219	124
Rush Enterprises, Cl A *	5,399	263
Rush Enterprises, Cl B *	1,800	83
Ryder System	9,800	808
Saia *	4,092	269
Schneider National, Cl B	6,600	173
Scorpio Bulkers	15,916	115
Sensata Technologies Holding *(A)	31,900	1,593
Simpson Manufacturing	7,043	422
SiteOne Landscape Supply *(A)	5,800	434
SkyWest	9,922	516
SP Plus *	2,098	82
Sparton *	1,100	26
Spirit AeroSystems Holdings, Cl A	22,275	1,877
Spirit Airlines *(A)	12,447	531
SPX *	8,894	284
SPX FLOW *	7,194	322
Standex International	2,429	260
Steelcase, Cl A	17,557	267
Sterling Construction *	2,700	46
Sun Hydraulics	4,677	284
Sunrun *(A)	11,300	63
Team *(A)	5,757	79
Teledyne Technologies *	6,337	1,180
Tennant	3,238	213
Terex	14,470	677
Tetra Tech	9,942	497
Textainer Group Holdings *(A)	3,853	88
Thermon Group Holdings *	6,882	160
Timken	13,409	669
Titan International	10,772	129
Titan Machinery *	3,312	63
Toro	19,500	1,272
TransUnion *	28,300	1,571
Trex *	5,440	641
TriMas *	9,876	256
TriNet Group *	6,800	304

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trinity Industries	27,142	$968
Triton International	8,084	320
Triumph Group (A)	9,696	300
TrueBlue *	8,328	237
Tutor Perini *	8,051	203
UniFirst	2,840	464
Univar *	19,500	574
Universal Forest Products	10,665	418
Universal Logistics Holdings	700	16
US Ecology	4,640	239
USG *(A)	14,782	562
Valmont Industries	3,914	676
Vectrus *	1,379	44
Veritiv *	2,000	55
Viad	4,271	246
Vicor *	2,500	56
VSE	2,000	96
Wabash National (A)	11,741	237
WABCO Holdings *	9,310	1,391
Wabtec (A)	15,406	1,185
WageWorks *	7,771	499
Watsco	5,559	931
Watts Water Technologies, Cl A	4,556	339
Welbilt *	24,950	560
Werner Enterprises	9,390	359
Wesco Aircraft Holdings *	12,046	89
WESCO International *	8,566	562
Willdan Group *	1,300	33
Woodward Governor	9,442	730
XPO Logistics *(A)	21,290	1,683
YRC Worldwide *	4,500	55

		122,964

Information Technology — 18.7%
2U *(A)	8,500	545
3D Systems *(A)	18,547	164
8x8 *	16,714	236
A10 Networks *	9,800	79
Acacia Communications *(A)	3,700	143
ACI Worldwide *	22,912	524
Actua *	6,188	96
Acxiom *	15,274	416
ADTRAN	9,897	229
Advanced Energy Industries *	7,219	541
Aerohive Networks *	4,800	26
Agilysys *	900	11
Alarm.com Holdings *	4,700	193
Alpha & Omega Semiconductor *	5,600	99
Ambarella *(A)	5,300	288
Amber Road *	1,900	14
Amdocs	27,068	1,767
American Software, Cl A	2,872	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amkor Technology *	20,913	$221
Anixter International *	4,841	346
Appfolio, Cl A *	2,400	104
Applied Optoelectronics *(A)	3,800	166
Apptio, Cl A *	3,600	80
Arista Networks *	9,600	2,238
ARRIS International *	32,870	985
Arrow Electronics *	16,325	1,318
Aspen Technology *	13,767	921
Atlassian, Cl A *	13,500	630
Avid Technology *	5,000	34
Avnet	22,599	936
AVX	6,178	112
Axcelis Technologies *	5,550	178
AXT *	6,600	64
Badger Meter	5,724	266
Barracuda Networks *	4,800	133
Bazaarvoice *	18,400	100
Bel Fuse, Cl B	888	24
Belden	7,423	629
Benchmark Electronics *	9,930	303
Benefitfocus *	2,300	62
Black Knight *	19,937	895
Blackbaud	8,555	842
Blackhawk Network Holdings, Cl A *	9,900	364
Blackline *(A)	2,900	106
Blucora *	6,929	142
Booz Allen Hamilton Holding, Cl A	26,565	1,028
Bottomline Technologies de *	7,571	252
Box, Cl A *	15,000	315
Brightcove *	6,800	50
Broadridge Financial Solutions	21,797	1,967
BroadSoft *	5,594	308
Brooks Automation (A)	11,303	281
Cabot Microelectronics	4,324	416
CACI International, Cl A *	4,232	558
CalAmp *	8,156	186
Calix *	4,945	33
Callidus Software *	11,856	347
Carbonite *	4,600	111
Cardtronics *	8,885	166
Care.com *	3,200	61
Cars.com *(A)	11,400	276
Cass Information Systems	2,390	163
Cavium *	12,152	1,039
CDK Global	24,400	1,686
CDW	28,700	2,009
CEVA *	3,838	182
ChannelAdvisor *	2,400	21
Ciena *	25,786	561
Cimpress *(A)	4,599	560
Cirrus Logic *	12,095	668

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clearfield *	1,400	$20
Cloudera *	4,900	78
Cognex	15,358	2,128
Coherent *	4,453	1,300
Cohu	5,077	116
CommerceHub *	7,282	160
CommScope Holding *	35,200	1,267
CommVault Systems *	7,284	393
Comtech Telecommunications	4,332	94
Conduent *	33,400	510
Control4 *	3,700	123
Convergys	15,987	395
CoreLogic *	15,483	675
Cornerstone OnDemand *	9,299	344
CoStar Group *	6,363	1,940
Coupa Software *	6,300	223
Cray *	7,570	172
Cree *(A)	17,923	637
CSG Systems International	6,917	317
CTS	4,545	124
Cypress Semiconductor (A)	60,535	969
Daktronics	4,580	44
Dell Technologies, Cl V *	38,000	2,973
DHI Group *	6,690	12
Diebold (A)	14,133	271
Digi International *	3,601	37
Digimarc *(A)	2,076	78
Diodes *	7,842	230
Dolby Laboratories, Cl A (A)	10,704	666
DSP Group *	4,262	56
DST Systems	11,300	707
Ebix (A)	4,825	373
EchoStar, Cl A *	8,303	497
Electro Scientific Industries *	5,500	132
Electronics For Imaging *	9,328	287
Ellie Mae *(A)	6,063	536
EMCORE *	5,500	43
Endurance International Group Holdings *	9,100	85
Entegris	27,208	824
Envestnet *	8,552	420
EPAM Systems *	9,000	913
ePlus *	2,288	186
Etsy *	20,200	332
Euronet Worldwide *	9,088	830
Everbridge *	3,000	79
Everi Holdings *	12,900	105
EVERTEC	13,600	189
ExlService Holdings *	6,623	406
Extreme Networks *	19,687	253
Fabrinet *	7,315	233
Fair Isaac	5,391	847
FARO Technologies *	2,508	131

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Finisar *(A)	22,054	$441
FireEye *(A)	34,600	489
First Data, Cl A *	82,000	1,349
First Solar *	14,900	925
Fitbit, Cl A *(A)	35,000	240
Five9 *	10,000	245
FleetCor Technologies *	17,073	3,105
FormFactor *	12,919	212
Fortinet *	27,799	1,169
Genpact	26,750	862
Gigamon *	6,600	256
Glu Mobile *	16,800	66
GoDaddy, Cl A *	22,300	1,085
Gogo *(A)	13,900	153
GrubHub *(A)	15,300	1,034
GTT Communications *(A)	5,300	214
Guidewire Software *	13,969	1,039
Hackett Group	3,300	54
Harmonic *(A)	14,394	60
Hortonworks *	7,200	137
HubSpot *(A)	6,100	494
IAC *	12,921	1,644
Ichor Holdings *	4,100	116
II-VI *	10,843	514
Immersion *(A)	3,567	27
Imperva *	6,983	288
Impinj *(A)	3,600	92
Infinera *(A)	28,784	208
Inphi *(A)	7,062	290
Insight Enterprises *	7,198	281
Instructure *	4,200	146
Integrated Device Technology *	23,745	714
InterDigital	5,830	444
Internap *	4,075	73
IPG Photonics *	6,620	1,516
Itron *	6,411	413
IXYS *	4,880	119
j2 Global (A)	8,457	638
Jabil	33,500	966
Jack Henry & Associates	14,219	1,640
KEMET *	9,300	143
Keysight Technologies *	33,300	1,449
Kimball Electronics *	2,893	60
Knowles *	15,500	245
Kopin *(A)	8,823	28
KVH Industries *	1,997	22
Lattice Semiconductor *	22,462	132
Leidos Holdings	26,250	1,669
Limelight Networks *	15,000	73
Liquidity Services *	2,222	13
Littelfuse	4,203	853
LivePerson *	11,191	124

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	49

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LogMeIn	9,513	$1,132
Lumentum Holdings *(A)	11,140	602
MACOM Technology Solutions Holdings *(A)	7,125	232
Manhattan Associates *	12,280	545
ManTech International, Cl A	4,922	251
Marvell Technology Group	74,202	1,658
Match Group *(A)	7,200	212
Maxim Integrated Products	51,604	2,700
MAXIMUS	11,516	796
MaxLinear, Cl A *	11,844	313
Maxwell Technologies *(A)	6,300	35
Meet Group *(A)	10,200	26
Mesa Laboratories (A)	600	81
Methode Electronics	6,984	329
Microsemi *	21,762	1,150
MicroStrategy, Cl A *	1,553	212
MINDBODY, Cl A *	7,500	244
Mitek Systems *	5,800	52
MKS Instruments	10,123	955
MobileIron *	11,500	45
Model N *	2,100	34
MoneyGram International *	7,705	110
Monolithic Power Systems	7,151	846
Monotype Imaging Holdings	9,060	228
MTS Systems	3,089	173
MuleSoft, Cl A *	4,600	106
Nanometrics *	5,744	144
National Instruments	20,067	882
NCR *	21,883	685
NeoPhotonics *(A)	7,500	53
NETGEAR *	6,592	339
NetScout Systems *	15,258	474
New Relic *	6,000	338
NIC	13,222	219
Novanta *	5,562	268
Nuance Communications *	52,281	812
Nutanix, Cl A *	9,300	305
NVE	694	58
NXP Semiconductor *	62,600	7,098
Oclaro *(A)	33,500	238
Okta, Cl A *	3,900	114
ON Semiconductor *	76,500	1,536
OSI Systems *	2,768	240
Palo Alto Networks *	16,133	2,351
Pandora Media *(A)	43,571	218
Park City Group *(A)	3,600	40
Park Electrochemical	5,082	97
Paycom Software *(A)	9,400	771
PC Connection	2,231	61
PDF Solutions *	4,653	84
Pegasystems	6,136	310
Perficient *	6,700	130

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Photronics *	13,129	$127
Planet Payment *	8,400	38
Plantronics	5,569	291
Plexus *	5,928	371
Power Integrations	4,889	384
Presidio *	3,900	60
Progress Software	9,358	387
Proofpoint *(A)	8,300	747
PROS Holdings *	5,899	148
PTC *	21,090	1,343
Pure Storage, Cl A *	19,100	353
Q2 Holdings *	5,000	209
QAD, Cl A	2,900	107
Qualys *	5,100	300
Quantenna Communications *	4,300	53
QuinStreet *	10,586	113
Quotient Technology *	12,000	143
Radisys *	7,200	5
Rambus *	21,110	312
Rapid7 *	5,000	95
RealNetworks *	844	4
RealPage *	11,546	524
Reis	500	11
Ribbon Communications *	13,520	105
RingCentral, Cl A *	10,800	509
Rogers *	3,093	498
Rosetta Stone *	5,200	63
Rubicon Project *	7,000	13
Rudolph Technologies *	5,507	134
Sabre (A)	37,700	751
Sanmina *	13,366	454
ScanSource *	3,596	129
Science Applications International	7,542	560
Semtech *	12,175	415
ServiceNow *	30,869	3,797
ServiceSource International *	9,746	28
Shutterstock *	4,397	187
Sigma Designs *	5,500	32
Silicon Laboratories *	7,282	663
Silver Spring Networks *	8,400	135
SMART Global Holdings *	4,900	147
Splunk *	24,784	1,985
SPS Commerce *	3,029	153
Square, Cl A *(A)	44,700	1,753
SS&C Technologies Holdings	31,718	1,310
Stamps.com *(A)	2,855	481
Stratasys *	9,769	213
SunPower, Cl A *(A)	10,636	88
Super Micro Computer *	6,951	153
Sykes Enterprises *	8,011	255
Synaptics *(A)	6,887	260
Synchronoss Technologies *	7,697	77

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SYNNEX	5,170	$704
Syntel *	6,254	160
Systemax	1,400	43
Tableau Software, Cl A *	11,500	808
Take-Two Interactive Software *	19,139	2,135
Tech Data *	6,265	606
TechTarget *	4,700	66
Telenav *	3,400	19
TeleTech Holdings	3,427	139
Teradata *(A)	23,800	905
Teradyne	35,900	1,453
TiVo	21,058	375
Trade Desk, Cl A *(A)	4,800	236
Travelport Worldwide	19,800	265
Trimble *	46,920	1,970
TrueCar *(A)	10,900	133
TTM Technologies *	15,287	250
Tucows, Cl A *(A)	1,800	114
Twilio, Cl A *(A)	12,600	336
Twitter *	121,200	2,494
Tyler Technologies *	6,487	1,187
Ubiquiti Networks *(A)	4,700	314
Ultimate Software Group *(A)	5,235	1,105
Ultra Clean Holdings *	7,052	148
Unisys *(A)	9,183	71
Universal Display (A)	7,608	1,377
USA Technologies *	7,200	63
Vantiv, Cl A *(A)	30,008	2,251
Varonis Systems *	4,200	211
Vasco Data Security International *	4,254	57
Veeco Instruments *	9,910	160
VeriFone Systems *	21,729	377
Verint Systems *	11,350	497
Versum Materials	21,000	806
ViaSat *(A)	9,756	724
Viavi Solutions *	41,300	387
VirnetX Holding *(A)	4,742	17
Virtusa *	5,149	239
Vishay Intertechnology (A)	22,917	502
Vishay Precision Group *	3,164	88
VMware, Cl A *(A)	13,117	1,575
Web.com Group *	7,739	178
WEX *	7,076	911
Workday, Cl A *	24,189	2,491
Workiva, Cl A *	3,000	65
Xcerra *	8,341	83
XO Group *	4,415	85
Xperi	9,930	192
Yelp, Cl A *	14,398	641
Zebra Technologies, Cl A *	9,564	1,055
Zendesk *	18,800	632
Zillow Group *(A)	19,182	787

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group, Cl A *	10,691	$439
Zix *	11,213	49
Zynga, Cl A *	132,374	543

		170,103

Materials — 5.3%
A. Schulman	6,129	233
AdvanSix *	5,900	254
AK Steel Holding *(A)	63,900	311
Alcoa	34,800	1,445
Allegheny Technologies *(A)	21,500	490
American Vanguard	3,399	68
AptarGroup	11,166	987
Ardagh Group, Cl A	5,500	109
Ashland Global Holdings	11,108	822
Axalta Coating Systems *	39,200	1,241
Balchem	5,488	479
Bemis	16,900	793
Berry Global Group *	23,941	1,431
Boise Cascade	7,270	280
Cabot	10,832	663
Calgon Carbon	9,318	201
Carpenter Technology	7,601	376
Celanese, Cl A	25,492	2,734
Century Aluminum *	8,259	109
Chase	1,300	164
Chemours	33,700	1,732
Clearwater Paper *	2,951	140
Cleveland-Cliffs *(A)	60,000	400
Coeur Mining *	35,661	272
Commercial Metals	22,941	455
Compass Minerals International (A)	6,740	470
Crown Holdings *	24,735	1,477
Deltic Timber	2,396	221
Domtar (A)	11,250	542
Eagle Materials	8,483	949
Ferro *	16,505	418
Ferroglobe *	11,102	—
Flotek Industries *	10,196	48
Forterra *(A)	5,600	55
FutureFuel	3,876	58
GCP Applied Technologies *	12,024	394
Glatfelter	7,871	164
Gold Resource	12,400	49
Graphic Packaging Holding	57,217	876
Greif, Cl A	4,519	247
Greif, Cl B	1,700	106
H.B. Fuller	9,133	517
Hawkins	1,773	68
Haynes International	2,823	90
Hecla Mining	62,856	235
Huntsman	36,924	1,180

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	51

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingevity *	7,300	$581
Innophos Holdings	4,189	194
Innospec	4,813	344
Intrepid Potash *	19,600	75
Kaiser Aluminum	2,654	257
KapStone Paper and Packaging	17,642	392
Klondex Mines *	35,600	86
KMG Chemicals	909	49
Koppers Holdings *	4,473	223
Kraton Performance Polymers *	5,080	239
Kronos Worldwide	3,484	97
Louisiana-Pacific *	25,742	711
LSB Industries *(A)	2,939	26
Materion	3,474	170
Minerals Technologies	6,924	502
Myers Industries	3,418	73
Neenah Paper	3,393	303
NewMarket (A)	1,397	560
Olin	30,016	1,070
Olympic Steel	1,927	38
OMNOVA Solutions *	7,567	81
Owens-Illinois *	29,900	724
Platform Specialty Products *	40,500	403
PolyOne	14,332	662
Quaker Chemical	2,134	352
Rayonier Advanced Materials (A)	9,817	184
Reliance Steel & Aluminum	12,938	1,017
Royal Gold	12,402	1,026
RPM International	24,188	1,281
Ryerson Holding *	1,400	13
Schnitzer Steel Industries, Cl A	6,156	180
Schweitzer-Mauduit International	6,138	278
Scotts Miracle-Gro, Cl A (A)	8,059	797
Sensient Technologies	8,535	662
Silgan Holdings	12,760	368
Sonoco Products	17,821	954
Southern Copper (A)	14,429	607
Steel Dynamics	42,037	1,618
Stepan	3,825	318
Summit Materials, Cl A *	20,026	616
SunCoke Energy *	14,846	169
Tahoe Resources *	53,688	237
TimkenSteel *	7,904	119
Trecora Resources *	2,517	32
Tredegar	5,341	105
Trinseo	8,600	635
Tronox, Cl A	14,800	339
UFP Technologies *	1,800	50
United States Lime & Minerals	400	34
United States Steel (A)	31,700	917
US Concrete *	3,000	243
Valvoline	37,136	916

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verso *	3,100	$35
Warrior Met Coal	3,400	76
Westlake Chemical	6,710	657
Worthington Industries	9,102	379
WR Grace	12,424	911

		48,338

Real Estate — 8.6%
Acadia Realty Trust ‡	16,439	461
Agree Realty ‡	4,747	235
Alexander & Baldwin	9,077	264
Alexander’s ‡	488	206
Altisource Portfolio Solutions *	1,700	45
American Assets Trust ‡	7,991	315
American Campus Communities ‡	24,562	1,041
American Homes 4 Rent, Cl A ‡	45,900	986
Annaly Capital Management ‡	206,915	2,415
Anworth Mortgage Asset ‡	20,368	114
Apollo Commercial Real Estate Finance ‡(A)	20,619	385
Apple Hospitality ‡	38,700	754
Armada Hoffler Properties ‡	7,500	116
Ashford Hospitality Prime	4,381	40
Ashford Hospitality Trust	14,971	97
Bluerock Residential Growth, Cl A ‡	5,800	65
Brandywine Realty Trust ‡	30,439	524
Brixmor Property Group ‡	57,700	1,043
Camden Property Trust ‡	16,438	1,500
Capstead Mortgage ‡	18,718	170
CareTrust ‡	15,453	282
CatchMark Timber Trust, Cl A ‡	7,800	103
CBL & Associates Properties ‡(A)	33,182	187
Cedar Realty Trust	18,338	109
Chatham Lodging Trust	7,735	176
Chesapeake Lodging Trust ‡	9,867	285
City Office	4,700	62
Colony NorthStar, Cl A ‡	98,994	1,207
Columbia Property Trust ‡	21,400	487
Community Healthcare Trust	3,900	106
Consolidated-Tomoka Land	500	31
CoreCivic ‡	21,602	508
CorEnergy Infrastructure Trust ‡(A)	2,140	76
CoreSite Realty ‡	6,073	689
Corporate Office Properties Trust ‡	18,330	556
Cousins Properties ‡(A)	75,073	673
CubeSmart ‡	32,522	928
CyrusOne ‡	16,229	986
DCT Industrial Trust ‡	16,771	1,009
DDR ‡	56,414	430
DiamondRock Hospitality ‡	34,007	381
Douglas Emmett ‡	26,485	1,068
Easterly Government Properties	6,100	129
EastGroup Properties ‡	5,985	563

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Education Realty Trust ‡	12,857	$470
Empire State Realty Trust, Cl A ‡	23,200	471
EPR Properties ‡	11,351	770
Equity Commonwealth *‡	22,144	666
Equity LifeStyle Properties ‡	15,032	1,358
Farmland Partners (A)	9,000	81
First Industrial Realty Trust ‡	22,653	737
Forest City Realty Trust, Cl A ‡	45,245	1,084
Forestar Group *(A)	1,067	24
Four Corners Property Trust ‡	12,719	332
Franklin Street Properties ‡	19,396	211
FRP Holdings *	838	38
Gaming and Leisure Properties ‡	37,215	1,352
GEO Group ‡	22,385	594
Getty Realty	6,289	179
Gladstone Commercial ‡	4,519	103
Global Net Lease ‡	10,533	228
Government Properties Income Trust ‡	18,066	337
Gramercy Property Trust ‡	28,824	822
Great Ajax ‡	2,900	42
Healthcare Realty Trust ‡(A)	23,555	772
Healthcare Trust of America, Cl A ‡	36,050	1,103
Hersha Hospitality Trust, Cl A ‡	9,019	158
HFF, Cl A *	5,895	266
Highwoods Properties ‡	18,268	928
Hospitality Properties Trust ‡	29,441	883
Howard Hughes *	6,317	783
Hudson Pacific Properties ‡	28,470	1,014
Independence Realty Trust ‡	9,700	100
InfraREIT	8,200	173
Invesco Mortgage Capital ‡	22,471	397
Investors Real Estate Trust ‡	24,031	146
Invitation Homes ‡	52,281	1,231
iStar Financial *‡	16,418	189
JBG SMITH Properties ‡	16,200	540
Jernigan Capital	3,300	68
Jones Lang LaSalle	8,259	1,259
Kennedy-Wilson Holdings	22,129	424
Kilroy Realty ‡	17,843	1,345
Kite Realty Group Trust ‡	15,455	297
Lamar Advertising, Cl A ‡(A)	15,197	1,143
LaSalle Hotel Properties ‡	20,142	573
Lexington Realty Trust ‡	43,090	451
Liberty Property Trust ‡	26,975	1,211
Life Storage ‡(A)	8,193	736
LTC Properties ‡	6,617	303
Mack-Cali Realty ‡	15,567	344
Marcus & Millichap *	2,100	67
MedEquities Realty Trust	4,300	48
Medical Properties Trust ‡	65,662	899
Monmouth Real Estate Investment, Cl A ‡	13,346	238
National Health Investors ‡	7,764	606

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Retail Properties ‡(A)	27,543	$1,131
National Storage Affiliates Trust ‡	9,000	240
New Senior Investment Group ‡	16,600	136
NexPoint Residential Trust ‡	2,500	70
NorthStar Realty Europe ‡	10,009	145
Omega Healthcare Investors ‡(A)	36,147	971
One Liberty Properties ‡	2,524	67
Outfront Media ‡	24,509	575
Owens Realty Mortgage ‡	2,000	32
Paramount Group ‡(A)	38,900	629
Park Hotels & Resorts ‡	27,491	803
Pebblebrook Hotel Trust ‡(A)	13,603	523
Pennsylvania ‡(A)	13,699	152
Physicians Realty Trust ‡	32,100	574
Piedmont Office Realty Trust, Cl A ‡	25,566	510
Potlatch ‡	8,120	419
Preferred Apartment Communities, Cl A ‡	6,000	128
PS Business Parks ‡	3,428	454
QTS Realty Trust, Cl A ‡(A)	9,400	523
Quality Care Properties *‡	19,100	281
RAIT Financial Trust ‡	13,021	4
Ramco-Gershenson Properties ‡	16,337	235
Rayonier ‡	22,953	724
RE/MAX Holdings, Cl A	3,200	171
Realogy Holdings	25,102	701
Redfin *(A)	2,600	59
Retail Opportunity Investments ‡	17,959	351
Retail Properties of America, Cl A ‡	41,703	545
Rexford Industrial Realty ‡	13,700	430
RLJ Lodging Trust ‡	30,354	658
RMR Group	1,170	70
Ryman Hospitality Properties ‡	7,760	539
Sabra Health Care ‡	31,420	605
Saul Centers ‡	2,144	138
Select Income ‡	11,121	279
Senior Housing Properties Trust ‡	42,707	818
Seritage Growth Properties ‡(A)	4,700	191
Spirit Realty Capital ‡	86,366	738
St. Joe *	8,100	152
STAG Industrial ‡	18,156	514
STORE Capital ‡	30,600	790
Stratus Properties	1,900	59
Summit Hotel Properties ‡	19,629	297
Sun Communities ‡	14,521	1,351
Sunstone Hotel Investors ‡	43,238	723
Sutherland Asset Management ‡	500	8
Tanger Factory Outlet Centers ‡(A)	17,549	439
Taubman Centers ‡(A)	10,487	615
Tejon Ranch *	1,976	44
Terreno Realty ‡	9,163	345
Tier ‡	9,500	190
Trinity Place Holdings *	5,200	37

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	53

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UMH Properties	5,400	$83
Uniti Group ‡(A)	30,460	490
Universal Health Realty Income Trust ‡	2,216	166
Urban Edge Properties ‡	18,900	483
Urstadt Biddle Properties, Cl A	6,156	146
VEREIT ‡	181,000	1,412
Washington ‡	13,313	430
Washington Prime Group ‡(A)	37,502	267
Weingarten Realty Investors ‡	21,468	707
Whitestone, Cl B ‡(A)	7,077	105
WP Carey ‡	19,500	1,388
Xenia Hotels & Resorts ‡	20,400	449

		77,710

Telecommunication Services — 1.0%
ATN International	2,267	135
Boingo Wireless *	5,200	128
Cincinnati Bell *	9,337	203
Cogent Communications Holdings	8,304	389
Consolidated Communications Holdings	13,612	192
Frontier Communications (A)	17,073	145
General Communication, Cl A *	5,403	216
Globalstar *(A)	73,600	116
Hawaiian Telcom Holdco *	905	29
IDT, Cl B	3,103	49
Intelsat *	5,200	19
Iridium Communications *(A)	15,446	191
ORBCOMM *	12,086	130
pdvWireless *(A)	2,000	65
Shenandoah Telecommunications	9,304	357
Spok Holdings	4,132	72
Sprint *(A)	114,690	687
Straight Path Communications *(A)	1,700	309
Telephone & Data Systems	16,855	467
T-Mobile US *	54,405	3,323
US Cellular *	2,952	112
Vonage Holdings *	39,520	402
WideOpenWest *	5,500	55
Windstream Holdings (A)	36,615	96
Zayo Group Holdings *	35,100	1,240

		9,127

Utilities — 3.2%
ALLETE	9,370	754
American States Water	5,974	345
Aqua America	32,637	1,240
Artesian Resources, Cl A	2,184	92
Atlantic Power *	12,421	32
Atmos Energy	18,682	1,724
Avangrid	10,250	544
Avista (A)	11,652	605
Black Hills (A)	9,802	574

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadiz *(A)	4,300	$59
California Water Service Group	9,641	440
Calpine *	65,372	982
Chesapeake Utilities	2,915	249
Connecticut Water Service	1,906	121
Consolidated Water	3,000	39
Dynegy, Cl A *	21,400	260
El Paso Electric	8,036	489
Great Plains Energy	39,623	1,359
Hawaiian Electric Industries	19,258	739
IDACORP	9,624	951
MDU Resources Group	35,332	988
MGE Energy	5,914	390
Middlesex Water	2,701	125
National Fuel Gas (A)	15,488	911
New Jersey Resources	16,494	736
Northwest Natural Gas	4,676	323
NorthWestern	8,546	549
NRG Yield, Cl A	7,000	132
NRG Yield, Cl C	12,100	230
OGE Energy	36,776	1,315
ONE Gas	9,500	753
Ormat Technologies	6,634	435
Otter Tail	7,746	374
Pattern Energy Group, Cl A (A)	13,100	295
PNM Resources	14,017	638
Portland General Electric	16,000	794
SJW	2,564	175
South Jersey Industries	14,496	491
Southwest Gas Holdings	8,441	725
Spark Energy, Cl A (A)	2,000	25
Spire	8,603	708
TerraForm Global, Cl A *	21,900	103
TerraForm Power, Cl A *	8,576	104
UGI	32,096	1,573
Unitil	3,058	160
Vectren	15,143	1,052
Vistra Energy *	44,500	841
Vivint Solar *	4,900	17
Westar Energy, Cl A	26,170	1,497
WGL Holdings	9,161	774
York Water	2,352	87

		28,918

Total Common Stock (Cost $661,725) ($ Thousands)		875,944

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Chelsea Therapeutics International *‡‡(B)	4,000	$–
Durata Therapeutics *‡‡(B)	800	–
Dyax, Expires 12/31/2019 *	22,882	–
Media General *‡‡	20,200	–
Tobira Therapeutics *‡‡	2,300	–
Trius Contingent Value *‡‡	2,885	–

Total Rights (Cost $—) ($ Thousands)		–

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
1.121%, 02/01/2018 (C)	$620	619
1.076%, 12/07/2017 (C)	675	675

Total U.S. Treasury Obligations (Cost $1,293) ($ Thousands)		1,294

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 16.2%
SEI Liquidity Fund, L.P. 1.170% **†(D)	147,790,229	$147,777

Total Affiliated Partnership (Cost $147,789) ($ Thousands)		147,777

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	26,618,585	26,619

Total Cash Equivalent (Cost $26,619) ($ Thousands)		26,619

Total Investments in Securities—115.6% (Cost $837,426) ($ Thousands)		$1,051,634

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	171	Dec-2017	$ 12,046	$ 13,213	$ 1,167
S&P Mid Cap 400 Index E-MINI	81	Dec-2017	13,945	15,390	1,445

			$ 25,991	$ 28,603	$ 2,612

Percentages are based on Net Assets of $910,104 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $145,084 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $147,777 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$875,944	$–	$–	$875,944
Rights	–	–	–	–
U.S. Treasury Obligations	–	1,294	–	1,294
Affiliated Partnership	–	147,777	–	147,777
Cash Equivalent	26,619	–	–	26,619

Total Investments in Securities	$902,563	$149,071	$–	$1,051,634

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,612	$—	$—	$2,612

Total Other Financial Instruments	$2,612	$—	$—	$2,612

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts are value at the unrealized appreciation on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	55

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Extended Market Index Fund (Concluded)

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI	$ 1,343	$292	$ (436)	$ 28	$ 477	$ 1,704	$ 8
SEI Liquidity Fund, L.P.	133,350	194,884	(180,442)	—	(15)	147,777	450
SEI Daily Income Trust, Government Fund, CI F	18,991	95,943	(88,315)	—	—	26,619	98

Totals	$ 153,684	$ 291,119	$ (269,193)	$ 28	$ 462	$ 176,100	$ 556

The accompanying notes are an integral part of the financial statements.

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 12.4%
1-800-Flowers.com, Cl A *	13,277	$136
Aaron’s	16,700	630
Adient	4,441	348
Adtalem Global Education (A)	34,751	1,440
AMC Networks, Cl A *(A)	11,100	572
American Axle & Manufacturing Holdings *(A)	20,777	373
American Outdoor Brands *(A)	16,200	227
American Public Education *	17,121	460
At Home Group *	13,973	386
Bassett Furniture Industries	1,220	47
Beazer Homes USA *	18,700	396
Bed Bath & Beyond	671	15
Big 5 Sporting Goods (A)	11,300	85
Big Lots (A)	7,300	431
Biglari Holdings *	99	34
Bloomin’ Brands	16,100	346
Boot Barn Holdings *(A)	27,969	414
Bridgepoint Education, Cl A *	21,350	195
Bright Horizons Family Solutions *	33,900	3,015
Brinker International (A)	7,500	276
Burlington Stores *	681	72
CalAtlantic Group	2,381	133
Camping World Holdings, Cl A	33,214	1,540
Canada Goose Holdings *	37,275	1,002
Capella Education	2,021	172
Carriage Services, Cl A (A)	10,700	274
Cavco Industries *	7,235	1,108
Century Communities *	19,815	621
Children’s Place (A)	12,405	1,649
Churchill Downs	3,540	832
Citi Trends	11,615	300
Conn’s *(A)	65,969	2,038
Cooper Tire & Rubber (A)	9,600	353
Cooper-Standard Holdings *	7,081	893
Core-Mark Holdings	44,338	1,470
CSS Industries	7,100	193
Dana Holdings	94,315	3,116
Dave & Buster’s Entertainment *	12,565	666
Deckers Outdoor *	27,967	2,090
Del Frisco’s Restaurant Group *	33,756	491
Eldorado Resorts *	30,435	931
Entercom Communications, Cl A	33,100	384
Ethan Allen Interiors	10,198	300
Express *	18,800	183
Extended Stay America	11,802	206
Finish Line, Cl A (A)	15,100	163
Flexsteel Industries	1,432	74
Fogo De Chao *	6,687	78
Gentex	1,150	24
Goodyear Tire & Rubber (A)	11,429	370
Graham Holdings, Cl B	306	178

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grand Canyon Education *	14,602	$1,387
Group 1 Automotive	3,900	316
H&R Block	4,865	127
Hamilton Beach Brands Holding, Cl A	3,452	99
Haverty Furniture	21,066	509
Helen of Troy *	3,127	280
Hibbett Sports *	1,215	24
Installed Building Products *	5,703	439
Jack in the Box	19,544	2,023
Johnson Outdoors, Cl A	3,404	249
K12 *	18,940	313
Kimball International, Cl B	8,144	151
La-Z-Boy, Cl Z	12,844	423
Lear	5,211	943
Libbey	18,100	123
M/I Homes *	5,253	190
Marriott Vacations Worldwide	1,126	151
Meredith (A)	15,545	1,059
Meritage Homes *	6,200	341
Modine Manufacturing *	43,185	989
NACCO Industries, Cl A	909	40
Nautilus *	24,600	322
New Media Investment	17,900	311
Office Depot	80,900	265
Ollie’s Bargain Outlet Holdings *(A)	45,584	2,163
Perry Ellis International *	1,374	34
PICO Holdings *	1,428	19
Planet Fitness, Cl A *(A)	106,984	3,463
RCI Hospitality Holdings	2,247	74
Red Robin Gourmet Burgers *	18,229	955
Sally Beauty Holdings *(A)	24,000	409
Scientific Games, Cl A *	9,310	490
Shoe Carnival (A)	13,000	348
Skechers U.S.A., Cl A *	2,323	82
Sonic Automotive, Cl A	16,000	340
Spartan Motors	31,315	499
Stoneridge *	21,492	490
Tempur Sealy International *(A)	6,800	394
Tilly’s, Cl A	9,900	163
Time	13,700	255
TopBuild *	22,352	1,520
Tower International	33,901	1,092
tronc *	3,736	66
Visteon *	3,629	478
Weight Watchers International *(A)	6,258	276
William Lyon Homes, Cl A *	56,730	1,693
Williams-Sonoma (A)	6,300	322
Winnebago Industries (A)	8,126	445
Wolverine World Wide	46,585	1,350
ZAGG *	57,347	1,173

		61,397

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 2.4%
Central Garden & Pet *	14,020	$556
Central Garden & Pet, Cl A *	789	30
Darling Ingredients *	57,750	1,037
Dean Foods	1,384	15
Energizer Holdings (A)	19,100	877
Fresh Del Monte Produce	6,046	294
Hostess Brands, Cl A *	131,858	1,854
Ingles Markets, Cl A	7,500	208
Ingredion	2,764	383
J&J Snack Foods	8,785	1,327
Omega Protein	25,225	554
Pilgrim’s Pride *(A)	4,986	183
Primo Water *	53,205	698
Sanderson Farms (A)	10,547	1,790
Seaboard	38	164
Seneca Foods, Cl A *	2,800	96
SpartanNash	46,087	1,168
SUPERVALU *	6,642	121
Universal	2,600	139
Village Super Market, Cl A (A)	13,200	339

		11,833

Energy — 2.4%
Arch Coal (A)	4,582	378
Archrock	83,310	791
Carrizo Oil & Gas *(A)	66,446	1,284
Dawson Geophysical *	10,919	54
Diamondback Energy *	1,952	213
Exterran *	18,913	580
Gulfport Energy *	3,180	41
Helix Energy Solutions Group *	60,705	404
Matrix Service *	4,165	71
McDermott International *	53,200	386
Midstates Petroleum *	8,790	146
Newpark Resources *	75,255	666
Oasis Petroleum *	105,205	1,076
Overseas Shipholding Group, Cl A *	39,516	115
Pacific Ethanol *	35,300	159
Par Petroleum *	3,400	71
PBF Energy, Cl A	13,200	427
PDC Energy *	17,490	804
Penn Virginia *	3,838	132
PHI *	7,100	91
ProPetro Holding *(A)	20,750	390
Range Resources (A)	54,350	979
Renewable Energy Group *(A)	33,400	379
REX American Resources *	3,889	356
RSP Permian *	25,740	945
SandRidge Energy *	6,843	127
SRC Energy *	53,400	468
Unit *	10,100	216

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VAALCO Energy *	30,600	$23
W&T Offshore *	46,338	146

		11,918

Financials — 17.1%
1st Source	3,896	200
AGNC Investment ‡	9,008	179
Ambac Financial Group *	19,200	289
American Equity Investment Life Holding	21,500	682
American Financial Group	3,424	360
AmTrust Financial Services (A)	8,800	85
Apollo Investment	51,100	307
Ares Capital	1,950	32
Argo Group International Holdings	5,278	323
ARMOUR Residential ‡(A)	18,500	468
Aspen Insurance Holdings	13,919	571
Associated Banc	18,900	482
Assurant	196	20
Assured Guaranty	23,127	840
Axis Capital Holdings	10,397	545
BancFirst	4,824	274
Banco Latinoamericano de Comercio Exterior, Cl E	13,600	399
Bank of Marin Bancorp	1,179	83
BankUnited	28,600	1,065
Banner	18,735	1,079
Berkshire Hills Bancorp	10,300	397
BGC Partners, Cl A	13,272	217
BlackRock Capital Investment	33,900	222
Blackstone Mortgage Trust, Cl A ‡(A)	9,500	311
Boston Private Financial Holdings	67,600	1,105
Camden National	20,058	916
Capital Bank Financial, Cl A	1,183	49
Carolina Financial	3,691	143
CenterState Bank	5,309	144
Central Pacific Financial	4,899	158
Chimera Investment ‡	5,781	106
City Holding	1,075	77
CNO Financial Group	83,845	2,114
CoBiz Financial	66,683	1,412
Commerce Bancshares	9,066	513
Community Trust Bancorp	10,122	504
Credit Acceptance *(A)	1,464	443
Customers Bancorp *	18,855	511
CVB Financial (A)	35,225	866
CYS Investments ‡	38,000	307
Dime Community Bancshares	25,147	555
Dynex Capital ‡(A)	39,900	286
E*TRADE Financial *	4,791	231
Eagle Bancorp *	31,915	2,111
eHealth *	11,500	264
Employers Holdings	5,492	269

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enstar Group *	1,330	$295
Enterprise Financial Services	8,198	371
Erie Indemnity, Cl A	130	16
Essent Group *	8,295	367
Evercore, Cl A	14,480	1,258
Everest Re Group	2,787	612
Federal Agricultural Mortgage, Cl C	13,148	976
Fidelity Southern	17,800	393
Financial Institutions	5,093	168
First American Financial	22,960	1,276
First Busey	13,506	430
First Business Financial Services	9,400	220
First Citizens BancShares, Cl A	999	426
First Commonwealth Financial	23,400	353
First Defiance Financial	9,483	515
First Financial	5,384	260
First Interstate Bancsystem, Cl A	10,159	403
First Merchants	836	37
Flagstar Bancorp *	20,600	783
Flushing Financial	21,079	596
FNB (Pennsylvania) (A)	116,238	1,649
Fulton Financial	31,600	600
Genworth Financial, Cl A *	14,915	51
Glacier Bancorp (A)	36,640	1,467
Great Southern Bancorp	2,382	129
Great Western Bancorp	16,600	686
Green Bancorp *	41,335	926
Green Dot, Cl A *	6,631	410
Greenlight Capital Re, Cl A *	891	20
Hancock Holding	35,260	1,811
Hanmi Financial	25,347	805
Hanover Insurance Group	16,484	1,774
Heartland Financial USA	4,158	210
Hercules Capital	11,500	154
Heritage Commerce	2,125	35
Heritage Financial	8,019	261
Heritage Insurance Holdings (A)	19,400	349
Home BancShares	50,141	1,193
HomeStreet *	3,729	114
Hope Bancorp	32,800	614
Horizon Bancorp	272	7
IBERIABANK	16,590	1,290
Independent Bank	26,973	604
International Bancshares	9,400	388
International FCStone *	6,081	267
James River Group Holdings	1,852	75
Lakeland Bancorp	19,800	414
Lakeland Financial	1,034	52
Legg Mason	17,500	699
LendingTree *(A)	1,337	404
LPL Financial Holdings	7,262	376
Maiden Holdings	21,600	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MainSource Financial Group	17,400	$688
Mercantile Bank	10,100	375
MFA Financial ‡	11,125	89
MGIC Investment *	45,127	660
Mortgage Investment Trust ‡	14,400	273
National Bank Holdings, Cl A	25,520	866
National Western Life Group, Cl A	513	181
Nelnet, Cl A	13,862	743
New Residential Investments ‡	7,487	132
New York Mortgage Trust ‡(A)	57,400	367
OceanFirst Financial	33,995	943
OFG Bancorp	21,400	210
Old National Bancorp	21,200	387
Peapack Gladstone Financial	1,988	70
PennantPark Investment	83,000	599
PennyMac Financial Services, Cl A *	5,431	115
PennyMac Mortgage Investment Trust ‡	14,000	219
Piper Jaffray	8,600	676
PJT Partners	4,638	197
Popular	23,134	818
Preferred Bank	5,858	367
QCR Holdings	1,802	82
Radian Group	96,166	1,970
Regional Management *	18,647	460
Reinsurance Group of America, Cl A	1,555	252
RenaissanceRe Holdings	4,003	531
Renasant	26,775	1,152
Republic Bancorp, Cl A	10,200	434
Sandy Spring Bancorp	24,947	983
Seacoast Banking Corporation of Florida *	39,845	1,037
Selective Insurance Group	26,625	1,629
Starwood Property Trust ‡	7,115	154
Sterling Bancorp	60,255	1,527
Stewart Information Services	871	35
Stock Yards Bancorp	180	7
Synovus Financial	5,420	269
TCF Financial	52,500	1,066
Torchmark	6,728	598
TPG Specialty Lending	31,200	639
TriCo Bancshares	12,654	532
TriState Capital Holdings *	304	7
Triumph Bancorp *	1,611	54
TrustCo Bank	16,636	156
Two Harbors Investment ‡	5,526	88
Umpqua Holdings	57,065	1,262
Union Bankshares	9,200	347
United Community Banks	62,700	1,802
United Financial Bancorp	18,900	352
Universal Insurance Holdings (A)	15,708	415
Validus Holdings	9,146	450
Voya Financial	5,414	239
Walker & Dunlop *	698	34

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Federal	10,193	$355
Waterstone Financial	3,733	71
WesBanco	5,500	231
Western Alliance Bancorp *	23,310	1,356
White Mountains Insurance Group	69	61
Wintrust Financial	37,388	3,135
World Acceptance *	4,916	408
WSFS Financial	27,660	1,400
Zions Bancorporation	3,736	185

		84,983

Health Care — 12.2%
Abeona Therapeutics *	18,077	313
Acadia Healthcare *	58,781	1,871
Acceleron Pharma *	8,444	308
Aclaris Therapeutics *	10,225	242
Adamas Pharmaceuticals *(A)	36,817	1,368
Aerie Pharmaceuticals *(A)	17,716	1,138
Akebia Therapeutics *	20,241	315
AMAG Pharmaceuticals *(A)	112,458	1,569
AMN Healthcare Services *	52,939	2,658
Analogic	10,416	862
Ardelyx *	41,995	279
Array BioPharma *(A)	30,274	341
Avadel Pharmaceuticals ADR *	42,614	386
Avexis *	3,506	332
AxoGen *	12,055	322
Bluebird Bio *(A)	2,740	473
Capital Senior Living *	87,617	1,425
Catalyst Pharmaceuticals *	26,631	114
CONMED	21,250	1,137
CryoLife *	17,435	355
Cutera *	8,004	329
Cymabay Therapeutics *(A)	40,964	355
Dynavax Technologies *	17,678	354
Eagle Pharmaceuticals *(A)	8,600	508
Emergent Biosolutions *	8,888	390
Esperion Therapeutics *(A)	6,265	385
Exact Sciences *(A)	28,288	1,683
Exactech *	11,000	461
FibroGen *	8,188	389
Global Blood Therapeutics *(A)	8,809	347
GlycoMimetics *(A)	24,572	347
HealthEquity *	6,086	316
HealthSouth	23,770	1,187
Ignyta *	21,939	360
Immunomedics *(A)	59,053	641
Inogen *	14,839	1,910
Insmed *(A)	12,947	404
Insulet *	5,945	426
Integer Holdings *	38,825	1,881
Integra LifeSciences Holdings *	31,089	1,512

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intersect ENT *	11,221	$343
iRhythm Technologies *	7,223	401
Kindred Healthcare	24,200	178
La Jolla Pharmaceutical *	12,920	431
Lannett *(A)	15,700	415
Lantheus Holdings *	21,489	481
LHC Group *	5,037	331
LifePoint Hospitals *	11,500	550
Ligand Pharmaceuticals *	12,770	1,684
Magellan Health Services *	21,752	1,838
Medidata Solutions *	17,615	1,174
Meridian Bioscience	2,618	39
Merit Medical Systems *	8,349	363
Myriad Genetics *	6,724	233
National Healthcare	236	16
Nektar Therapeutics, Cl A *	12,113	654
NeoGenomics *	194,356	1,796
Neurocrine Biosciences *(A)	5,802	417
Nevro *	5,410	405
Omnicell *	39,670	2,079
OraSure Technologies *	33,580	556
Owens & Minor	9,100	174
Pacira Pharmaceuticals *	5,500	254
Paratek Pharmaceuticals *(A)	26,232	494
Patterson (A)	10,700	391
PDL BioPharma *	30,887	90
Penumbra *(A)	3,567	376
PerkinElmer	653	48
Phibro Animal Health, Cl A	9,070	315
PRA Health Sciences *	37,589	3,096
Prestige Brands Holdings *	46,908	2,120
Puma Biotechnology *	3,468	367
QIAGEN	5,923	189
Quality Systems *	1,579	23
Quidel *	8,732	332
Sarepta Therapeutics *(A)	9,145	509
Spark Therapeutics *(A)	4,107	301
Sucampo Pharmaceuticals, Cl A *(A)	22,700	288
Supernus Pharmaceuticals *	61,788	2,336
Tabula Rasa HealthCare *	11,034	383
Teladoc *(A)	11,814	438
Triple-S Management, Cl B *	12,504	355
United Therapeutics *	3,937	512
Vanda Pharmaceuticals *	18,360	258
ViewRay *(A)	40,319	388
Vocera Communications *	52,605	1,541
WellCare Health Plans *	2,198	468
Zogenix *	9,815	381

		60,804

Industrials — 16.6%
AAR	3,783	157

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ABM Industries	18,560	$794
ACCO Brands *	33,500	441
Aerojet Rocketdyne Holdings *	11,328	357
AGCO	2,915	206
Air Lease, Cl A	13,700	593
Air Transport Services Group *	98,205	2,381
Aircastle	26,200	642
Alamo Group	2,378	280
Alaska Air Group	3,400	235
Altra Industrial Motion	5,630	274
American Railcar Industries (A)	5,600	227
Apogee Enterprises	43,040	2,153
ArcBest	540	20
Atlas Air Worldwide Holdings *	7,700	445
Barnes Group	1,532	102
Beacon Roofing Supply *	6,316	405
BMC Stock Holdings *	51,021	1,179
Brady, Cl A	43,888	1,716
Briggs & Stratton	25,705	640
Brink’s	17,459	1,412
Builders FirstSource *	31,847	650
BWX Technologies	32,921	2,056
CAI International *	11,509	394
Carlisle	1,520	175
CIRCOR International	81	4
Columbus McKinnon	11,241	449
Continental Building Products *	51,205	1,429
Copa Holdings, Cl A	673	90
Covenant Transportation Group, Cl A *	1,409	42
CRA International	1,711	77
Crane	3,702	316
CSW Industrials *	1,266	61
Cubic	5,710	354
Curtiss-Wright	5,624	699
Deluxe	52,889	3,760
Ducommun *	7,513	210
Dycom Industries *	7,829	841
EMCOR Group	19,741	1,594
Energy Recovery *	25,955	291
Ennis	38,462	813
EnPro Industries	4,428	382
Essendant	6,900	65
Esterline Technologies *	3,918	278
Exponent	16,945	1,279
Fortress Transportation & Infrastructure Investors LLC	45,170	822
FreightCar America	2,836	48
GATX (A)	8,600	543
Global Brass & Copper Holdings	26,514	917
Granite Construction	16,173	1,073
H&E Equipment Services	11,833	440
Harsco *	17,990	325

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Holdings	10,284	$444
Healthcare Services Group	49,973	2,595
Herman Miller	10,600	379
Hubbell, Cl B	787	99
Huntington Ingalls Industries	2,313	559
Hyster-Yale Materials Handling	6,982	592
ICF International *	730	39
Interface, Cl A	71,603	1,786
ITT	13,404	726
Jacobs Engineering Group	1,505	99
JetBlue Airways *	24,686	530
John Bean Technologies	29,447	3,526
Kadant	13,421	1,373
Kelly Services, Cl A	17,425	508
Knight-Swift Transportation Holdings, Cl A (A)	31,864	1,360
Kornit Digital *(A)	27,685	493
Lydall *	16,367	901
Macquarie Infrastructure	1,955	131
Manpowergroup	2,345	302
Marten Transport	2,955	60
MasTec *	24,518	1,100
Meritor *	54,002	1,349
Moog, Cl A *	3,358	282
MYR Group *	1,185	42
National Presto Industries	970	101
Navigant Consulting *	1,802	35
Navistar International *	8,651	352
Northwest Pipe *	36,131	659
NV5 Global *	27,249	1,511
Old Dominion Freight Line	2,710	350
On Assignment *	20,630	1,319
Orbital ATK	1,646	217
Oshkosh Truck	3,487	314
Owens Corning	7,023	620
Park-Ohio Holdings	8,989	418
Ply Gem Holdings *	17,000	303
Quad, Cl A	21,039	474
Quanta Services *	1,442	55
RBC Bearings *	2,544	339
Regal-Beloit	3,039	234
Resources Connection	2,259	36
Roadrunner Transportation Systems *	16,159	138
RPX	13,018	172
Rush Enterprises, Cl A *	13,696	667
Saia *	5,941	391
Simpson Manufacturing	7,232	434
SiteOne Landscape Supply *(A)	5,818	435
SkyWest	10,100	526
SP Plus *	9,302	365
Sparton *	1,972	46
Spirit AeroSystems Holdings, Cl A	6,097	514

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Standex International	10,145	$1,086
Steelcase, Cl A	29,641	451
Sun Hydraulics	6,898	418
Teledyne Technologies *	203	38
Terex (A)	28,735	1,344
Timken	2,111	105
Titan Machinery *	983	19
Triton International	11,700	463
Triumph Group (A)	9,000	278
TrueBlue *	14,072	400
Tutor Perini *	16,900	426
Universal Forest Products	25,911	1,015
Valmont Industries	744	129
Vectrus *	13,506	435
Viad	3,912	225
VSE	504	24
Wabash National (A)	38,667	779
WABCO Holdings *	3,025	452
WageWorks *	49,500	3,175
Watts Water Technologies, Cl A	7,752	577
Wesco Aircraft Holdings *(A)	36,100	267
WESCO International *	1,242	81
Woodward	4,472	346
XPO Logistics *(A)	43,275	3,420
YRC Worldwide *	86,186	1,062

		82,451

Information Technology — 19.4%
2U *(A)	29,265	1,876
Acxiom *	102,589	2,796
ADTRAN	60,377	1,395
Alarm.com Holdings *	7,345	301
Alpha & Omega Semiconductor *	12,558	221
Amkor Technology *	75,796	801
Anixter International *	3,949	282
ARRIS International *	2,076	62
Arrow Electronics *	6,958	562
Avnet	10,368	429
AVX	11,252	204
Axcelis Technologies *	12,086	387
AXT *	42,046	406
Bel Fuse, Cl B	10,088	271
Belden	16,340	1,384
Benchmark Electronics *	16,964	517
Blackhawk Network Holdings, Cl A *	70,843	2,603
Blucora *	4,270	88
Booz Allen Hamilton Holding, Cl A	25,788	998
CACI International, Cl A *	2,012	265
CalAmp *	113,706	2,598
Callidus Software *	77,951	2,282
Cavium *	18,163	1,553
Cognex	8,444	1,170

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coherent *	2,974	$868
Cohu	25,842	588
Comtech Telecommunications	1,200	26
Control4 *	3,703	123
Convergys	7,137	176
Cornerstone OnDemand *	51,202	1,893
CSG Systems International	9,300	427
CSRA	36,055	1,043
DHI Group *	37,500	69
Digi International *	5,346	55
Diodes *	5,124	150
DST Systems	690	43
Ebix (A)	4,788	370
Electro Scientific Industries *	16,795	402
EMCORE *	4,711	37
Entegris	32,891	997
Envestnet *	7,541	371
Euronet Worldwide *	27,868	2,546
Everbridge *	47,082	1,248
EVERTEC	41,051	571
Extreme Networks *	29,896	384
Fabrinet *	21,300	680
Finisar *	56,156	1,124
FireEye *	204,107	2,886
First Solar *	7,400	460
Five9 *	81,086	1,987
FLIR Systems	7,747	361
FormFactor *	23,376	383
GrubHub *(A)	19,762	1,335
GTT Communications *(A)	10,413	421
Guidewire Software *	3,808	283
Hackett Group	17,400	284
Hortonworks *	17,762	338
HubSpot *(A)	17,876	1,447
Ichor Holdings *(A)	32,328	918
II-VI *	8,184	388
Inphi *(A)	25,496	1,047
Insight Enterprises *	15,740	614
Instructure *	13,287	462
Integrated Device Technology *	11,437	344
Internap *(A)	18,411	328
IXYS *	1,265	31
j2 Global (A)	12,995	981
Jabil	8,401	242
Kimball Electronics *	6,004	125
Kulicke & Soffa Industries *	33,200	824
Littelfuse	10,712	2,173
LogMeIn	24,805	2,952
Lumentum Holdings *(A)	4,973	269
Marvell Technology Group	27,569	616
MAXIMUS	29,094	2,010
MaxLinear, Cl A *	19,980	528

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medallion Financial (A)	23,200	$63
Mercury Systems *	63,183	3,298
Methode Electronics	9,400	443
MicroStrategy, Cl A *	1,460	200
MINDBODY, Cl A *(A)	10,721	350
MKS Instruments	3,005	283
MoneyGram International *	23,600	336
Monolithic Power Systems	16,488	1,951
Nanometrics *	5,123	129
NETGEAR *	10,200	525
New Relic *	5,401	304
Novanta *	6,886	331
NVE	126	11
Okta, Cl A *(A)	11,551	337
ON Semiconductor *	4,631	93
Paycom Software *(A)	25,723	2,109
PC Connection	2,653	73
PDF Solutions *	66,862	1,210
Perficient *	54,996	1,065
Photronics *	60,547	584
Plantronics	7,000	366
Plexus *	1,396	87
Progress Software	3,212	133
Proofpoint *	17,723	1,596
Q2 Holdings *	47,522	1,989
QAD, Cl A	2,289	84
Qualys *	6,392	376
RealPage *	6,437	292
Ribbon Communications *	9,853	77
RingCentral, Cl A *	46,048	2,171
Rogers *	2,205	355
Rudolph Technologies *	17,673	429
Sanmina *	29,627	1,007
ScanSource *	18,574	669
Silicom	4,855	353
Silicon Laboratories *	4,204	383
Sykes Enterprises *	23,224	739
SYNNEX	1,548	211
Systemax	12,318	376
Tech Data *	9,748	943
Teradyne	3,711	150
Travelport Worldwide	8,301	111
TTM Technologies *	28,300	462
Tyler Technologies *	7,410	1,355
Ultra Clean Holdings *	18,900	397
Universal Display (A)	1,555	281
USA Technologies *	112,220	976
Varonis Systems *	20,561	1,034
Vasco Data Security International *	3,724	50
Virtusa *	7,598	352
Vishay Intertechnology (A)	23,300	510
Vishay Precision Group *	20,000	554

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Web.com Group *	14,000	$322
XO Group *	2,556	49
Zendesk *	24,422	821

		96,434

Materials — 4.2%
A. Schulman	7,300	277
Advanced Emissions Solutions	1,254	11
AdvanSix *	4,693	202
Alcoa	11,167	464
American Vanguard	1,404	28
Avery Dennison	905	103
Boise Cascade	14,400	554
Cabot	17,518	1,073
Carpenter Technology	16,970	839
Clearwater Paper *	5,600	266
Cleveland-Cliffs *	25,232	168
Coeur Mining *	1,467	11
Domtar (A)	9,600	463
Ferro *	16,605	421
Ferroglobe *	55,400	—
FutureFuel	17,051	256
Glatfelter	15,000	312
Gold Resource	3,308	13
Hecla Mining	12,961	48
Huntsman	14,348	459
Ingevity *	17,539	1,396
Innophos Holdings	3,864	179
Kaiser Aluminum	6,900	668
KMG Chemicals	6,179	336
Louisiana-Pacific *	4,653	128
Materion	5,267	258
Minerals Technologies	13,362	968
OMNOVA Solutions *	6,815	73
Owens-Illinois *	26,600	644
PolyOne	21,770	1,006
Reliance Steel & Aluminum	5,967	469
Royal Gold	1,264	105
Schweitzer-Mauduit International	8,200	371
Sensient Technologies	20,720	1,606
Silgan Holdings	27,598	797
Sonoco Products	1,682	90
Steel Dynamics	3,845	148
Stepan	5,538	460
Summit Materials, Cl A *	58,872	1,811
Tahoe Resources *	10,833	48
Trinseo	19,688	1,453
US Concrete *(A)	19,697	1,593
Valvoline	6,478	160

		20,735

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 6.2%
Acadia Realty Trust ‡	42,375	$1,188
Agree Realty ‡	22,945	1,134
Alexander’s ‡	793	335
Alexandria Real Estate Equities ‡	851	108
American Assets Trust ‡	31,270	1,231
Apartment Investment & Management, Cl A ‡	2,407	106
Apollo Commercial Real Estate Finance ‡(A)	18,100	338
Ashford Hospitality Prime	4,219	39
Ashford Hospitality Trust	51,500	335
Camden Property Trust ‡	5,816	531
CBL & Associates Properties ‡(A)	25,200	142
Chatham Lodging Trust	19,300	438
Columbia Property Trust ‡	6,558	149
CoreCivic ‡	3,528	83
CorEnergy Infrastructure Trust ‡(A)	10,900	389
CoreSite Realty ‡	18,280	2,074
Corporate Office Properties Trust ‡	782	24
DCT Industrial Trust ‡	1,933	116
DDR ‡	50,700	387
DiamondRock Hospitality ‡	61,800	692
Duke Realty ‡	12,579	354
Education Realty Trust ‡	33,376	1,221
EPR Properties ‡	2,786	189
Equity Commonwealth *‡	51,855	1,559
First Industrial Realty Trust ‡	8,186	266
Four Corners Property Trust ‡	16,040	419
Franklin Street Properties ‡	29,200	318
GEO Group ‡	1,551	41
Getty Realty	24,955	710
Government Properties Income Trust ‡	15,600	291
Healthcare Realty Trust ‡(A)	38,988	1,278
Hersha Hospitality Trust, Cl A ‡	25,400	446
Highwoods Properties ‡	18,946	962
Hospitality Properties Trust ‡	24,298	729
InfraREIT	21,427	452
Invitation Homes ‡	5,021	118
Jernigan Capital (A)	14,200	293
Jones Lang LaSalle	2,497	381
Kilroy Realty ‡	3,915	295
LaSalle Hotel Properties ‡(A)	25,225	717
Liberty Property Trust ‡	8,489	381
Mack-Cali Realty ‡	11,600	257
Medical Properties Trust ‡	109,841	1,504
National Retail Properties ‡	1,859	76
New Senior Investment Group ‡	52,200	428
Outfront Media ‡	2,641	62
Park Hotels & Resorts ‡	35,670	1,042
Pebblebrook Hotel Trust ‡(A)	26,439	1,017
Piedmont Office Realty Trust, Cl A ‡	16,485	329
Rayonier ‡	3,387	107
Rexford Industrial Realty ‡	33,740	1,058

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RLJ Lodging Trust ‡	883	$19
Sabra Health Care ‡	33,731	649
Select Income ‡	24,700	620
Summit Hotel Properties ‡	27,500	415
Sun Communities ‡	445	41
Sunstone Hotel Investors ‡	14,280	239
Terreno Realty ‡	30,405	1,143
Tier ‡	4,868	97
Urstadt Biddle Properties, Cl A	1,457	35
Weingarten Realty Investors ‡	302	10
Xenia Hotels & Resorts ‡	12,817	282

		30,689

Telecommunication Services — 0.4%
Boingo Wireless *	14,682	363
Cincinnati Bell *	36,890	801
IDT, Cl B	1,371	21
Iridium Communications *(A)	30,700	379
magicJack VocalTec *(A)	22,200	185
Telephone & Data Systems	2,977	83

		1,832

Utilities — 3.2%
ALLETE	1,966	158
American States Water	1,996	115
Avista (A)	10,885	565
Chesapeake Utilities	15,150	1,296
Connecticut Water Service	1,338	85
El Paso Electric	2,532	154
Great Plains Energy	6,874	236
Hawaiian Electric Industries	15,296	587
IDACORP	18,126	1,791
MGE Energy	4,184	276
Middlesex Water	3,221	149
NorthWestern	2,856	183
OGE Energy	2,594	93
ONE Gas	29,887	2,369
Pinnacle West Capital	7,548	693
PNM Resources	28,680	1,305
Portland General Electric	26,966	1,339
SJW	7,840	534
Southwest Gas Holdings	18,444	1,585
Spark Energy, Cl A (A)	4,900	61
UGI	22,240	1,090
Unitil	5,202	272
Vistra Energy *	45,264	855
WGL Holdings	1,489	126

		15,917

Total Common Stock (Cost $389,262) ($ Thousands)		478,993

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Allos Therapeutics *‡‡	81,300	$–
Dyax, Expires 12/31/2019 *	1,964	–
Kinder Morgan Escrow *‡‡	69,896	–
Media General *‡‡	1,155	–

Total Rights (Cost $—) ($ Thousands)		–

	Face Amount (Thousands)

CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
EBHI Holdings 5.250%, 04/01/2014 (B)(C)	$2,856	–

Total Convertible Bond (Cost $445) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 11.2%
SEI Liquidity Fund, L.P. 1.170% **†(D)	55,443,753	55,439

Total Affiliated Partnership (Cost $55,443) ($ Thousands)		55,439

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	19,111,447	19,111

Total Cash Equivalent (Cost $19,111) ($ Thousands)		19,111

Total Investments in Securities— 111.5% (Cost $464,261) ($ Thousands)		$553,543

Percentages are based on Net Assets of $496,405 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $54,620 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security is in default on interest payment.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $55,439 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$478,993	$–	$–	$478,993
Rights	–	–	–	–
Convertible Bond	–	–	–	–
Affiliated Partnership	–	55,439	–	55,439
Cash Equivalent	19,111	–	–	19,111

Total Investments in Securities	$498,104	$55,439	$–	$553,543

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$47,636	$ 77,360	$ (69,553)	$ —	$ (4)	$ 55,439	$187
SEI Daily Income Trust, Government Fund, CI F	25,242	98,511	(104,642)	—	—	19,111	79

Totals	$72,878	$ 175,871	$(174,195)	$ —	$ (4)	$ 74,550	$266

The accompanying notes are an integral part of the financial statements.

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%

Consumer Discretionary — 12.1%
1-800-Flowers.com, Cl A *	8,958	$92
Adient	3,592	281
Adtalem Global Education	2,095	87
American Axle & Manufacturing Holdings *	4,662	84
American Public Education *	6,663	179
At Home Group *	14,833	410
Bassett Furniture Industries	443	17
Big Lots (A)	54,230	3,205
Biglari Holdings *	68	23
Bloomin’ Brands	44,220	949
Boot Barn Holdings *(A)	29,689	440
Bridgepoint Education, Cl A *	13,248	121
Buffalo Wild Wings *	3,404	531
Burlington Stores *	450	48
CalAtlantic Group	1,787	100
Callaway Golf	32,425	470
Camping World Holdings, Cl A	9,726	451
Capella Education	1,631	139
Carter’s	14,602	1,582
Century Communities *	19,171	601
Cheesecake Factory (A)	46,055	2,259
Citi Trends	10,574	273
Conn’s *(A)	51,117	1,580
Cooper-Standard Holdings *	1,979	250
Core-Mark Holdings (A)	33,337	1,105
Dana Holdings	20,942	692
Deckers Outdoor *	16,061	1,200
Del Frisco’s Restaurant Group *	13,255	193
Dick’s Sporting Goods	15,501	457
Eldorado Resorts *(A)	22,884	700
Ethan Allen Interiors	1,757	52
Express *	12,858	125
Extended Stay America	9,705	170
Flexsteel Industries	1,402	73
Fogo De Chao *	3,964	46
Gentex	575	12
Gentherm *	45,820	1,650
Goodyear Tire & Rubber (A)	8,732	283
Graham Holdings, Cl B	225	131
Grand Canyon Education *	16,862	1,601
H&R Block	3,882	102
Hamilton Beach Brands Holding, Cl A	2,923	84
Haverty Furniture	4,852	117
Helen of Troy *	8,661	774
Hibbett Sports *	911	18
Horizon Global *	37,958	535
Installed Building Products *	6,055	467
Jack in the Box	14,857	1,538
Johnson Outdoors, Cl A	114	8
K12 *	13,859	229
Kimball International, Cl B	5,064	94

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
La-Z-Boy, Cl Z	10,929	$360
Lear	3,827	692
Libbey	853	6
M/I Homes *	4,394	159
Malibu Boats, Cl A *	27,686	865
Marriott Vacations Worldwide	752	101
Michaels *(A)	13,724	296
Modine Manufacturing *	20,689	474
Monro (A)	22,383	1,129
Murphy USA *(A)	20,951	1,652
NACCO Industries, Cl A	770	34
National CineMedia	106,577	666
Nexstar Media Group, Cl A (A)	15,317	1,040
Ollie’s Bargain Outlet Holdings *	8,956	425
Oxford Industries	7,025	485
Perry Ellis International *	1,211	30
PICO Holdings *	1,280	17
Planet Fitness, Cl A *(A)	14,132	457
Playa Hotels & Resorts *	90,529	963
RCI Hospitality Holdings	2,116	70
Red Robin Gourmet Burgers *(A)	13,705	718
Sally Beauty Holdings *(A)	113,886	1,942
Scientific Games, Cl A *	9,883	520
Signet Jewelers (A)	25,555	1,336
Skechers U.S.A., Cl A *	93,429	3,279
Spartan Motors	32,054	511
Steven Madden *	14,021	599
Stoneridge *	8,148	186
Tailored Brands	13,296	224
Tilly’s, Cl A *	9,154	151
TopBuild *	6,606	449
Tower International	12,277	395
tronc *	1,925	34
Under Armour, Cl C *(A)	64,228	766
Urban Outfitters *(A)	10,575	329
Visteon *	3,853	507
Weight Watchers International *(A)	6,645	293
William Lyon Homes, Cl A *	42,638	1,272
Winnebago Industries (A)	8,628	472
Wolverine World Wide	52,942	1,534
Zagg *	28,829	590

		52,656

Consumer Staples — 2.4%
Andersons	19,815	640
B&G Foods, Cl A (A)	13,363	517
Casey’s General Stores (A)	6,175	746
Central Garden & Pet, Cl A *	1,202	46
Darling Ingredients *	42,404	761
Energizer Holdings (A)	19,745	907
Fresh Del Monte Produce	8,007	390
Hain Celestial Group *	23,213	954

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hostess Brands, Cl A *(A)	139,224	$1,957
Ingredion	2,737	379
Omega Protein	10,886	239
Performance Food Group *	15,816	469
Pilgrim’s Pride *(A)	4,646	170
Sanderson Farms (A)	5,167	877
Seaboard	31	134
Snyder’s-Lance (A)	14,936	578
SpartanNash	1,803	46
TreeHouse Foods *	12,069	555

		10,365

Energy — 3.7%
Abraxas Petroleum *	8,687	18
Arch Coal (A)	3,283	271
Callon Petroleum *(A)	47,408	523
Carrizo Oil & Gas *(A)	67,624	1,307
Diamondback Energy *	1,624	177
Evolution Petroleum	102,127	715
Gulfport Energy *	212,026	2,714
Matrix Service *	2,063	35
Midstates Petroleum *	4,755	79
Overseas Shipholding Group, Cl A *	24,902	73
PBF Energy, Cl A	87,290	2,826
Penn Virginia *	3,179	109
ProPetro Holding *(A)	22,026	413
Range Resources (A)	37,270	672
REX American Resources *	3,094	283
RigNet *	32,210	519
SandRidge Energy *	5,205	97
Select Energy Services, Cl A *	20,252	334
Southwestern Energy *	389,716	2,479
SRC Energy *(A)	67,583	592
W&T Offshore *	43,832	138
Whiting Petroleum *(A)	54,926	1,370
World Fuel Services	12,827	360

		16,104

Financials — 16.0%
1st Source	2,569	132
AGNC Investment ‡	7,081	141
American Equity Investment Life Holding	110,925	3,520
American Financial Group	2,776	292
Argo Group International Holdings	3,509	215
Aspen Insurance Holdings	2,796	115
Assurant	100	10
Assured Guaranty	18,153	659
Avista Healthcare Public Acquisition, Cl A *	86,231	846
Axis Capital Holdings	9,365	491
Banc of California (A)	14,414	325
BancFirst	2,061	117
Bancorp *	63,696	616

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Hawaii	144	$12
Bank of Marin Bancorp	752	53
Bank of NT Butterfield & Son	19,471	775
BankUnited	105,989	3,946
Berkshire Hills Bancorp	160	6
BGC Partners, Cl A	13,126	214
Blackstone Mortgage Trust, Cl A ‡(A)	38,181	1,249
Bryn Mawr Bank	675	30
Camden National	1,650	75
Capital Bank Financial, Cl A	1,074	45
Carolina Financial	2,529	98
CenterState Bank	4,712	128
Central Pacific Financial	4,562	147
Chemical Financial	16,244	916
Chimera Investment ‡	4,437	81
City Holding	1,285	91
CNO Financial Group	100,695	2,538
Commerce Bancshares	6,479	367
Community Trust Bancorp	2,231	111
Cowen, Cl A *	16,990	253
Credit Acceptance *(A)	1,484	449
Customers Bancorp *	1,495	40
Dime Community Bancshares	6,574	145
E*TRADE Financial *	4,329	208
Employers Holdings	3,984	195
Enstar Group *	972	215
Enterprise Financial Services	7,138	323
Essent Group *	8,805	390
Everest Re Group	2,179	478
Federal Agricultural Mortgage, Cl C	2,734	203
Federated Investors, Cl B (A)	8,945	300
Fidelity Southern	276	6
Financial Engines (A)	34,929	974
Financial Institutions	1,802	60
First Busey	1,963	62
First Citizens BancShares, Cl A	779	332
First Commonwealth Financial	178,638	2,697
First Defiance Financial	6,809	370
First Financial	3,547	171
First Horizon National (A)	54,535	1,057
First Interstate Bancsystem, Cl A	2,283	91
First Merchants	2,321	102
First of Long Island	303	9
Flushing Financial	4,246	120
FNB (Pennsylvania)	346,510	4,917
Genworth Financial, Cl A *	10,524	36
Granite Point Mortgage Trust ‡	1	—
Great Southern Bancorp	1,923	104
Great Western Bancorp	57,840	2,390
Green Dot, Cl A *	7,040	435
Greenlight Capital Re, Cl A *	666	15
Hancock Holding	11,387	585

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hanmi Financial	3,217	$102
Hanover Insurance Group	10,676	1,149
Heartland Financial USA	2,886	146
Hercules Capital	54,857	737
Heritage Commerce	1,783	29
Heritage Financial	10,177	331
HomeStreet *	3,453	105
HomeTrust Bancshares *	641	17
Horace Mann Educators	18,871	881
Horizon Bancorp	773	21
IBERIABANK	15,301	1,190
Independent Bank	6,038	135
Infinity Property & Casualty	7,901	852
International Bancshares	226	9
International FCStone *	5,013	220
Investment Technology Group	1,202	22
Investors Bancorp	6,125	87
James River Group Holdings	437	18
Lakeland Bancorp	643	13
Lakeland Financial	1,405	71
LendingTree *(A)	1,420	429
LPL Financial Holdings	7,711	400
MB Financial	21,680	1,009
Mercantile Bank	577	21
Meridian Bancorp	1,738	35
MFA Financial ‡	8,540	68
MGIC Investment *	36,723	537
Midland States Bancorp	260	9
National General Holdings	70,124	1,482
National Western Life Group, Cl A	508	180
Nelnet, Cl A	572	31
New Residential Investments ‡	5,747	102
OFG Bancorp	271,995	2,666
Peapack Gladstone Financial	1,299	46
PennantPark Investment	90,290	652
PennyMac Financial Services, Cl A *	5,630	119
PJT Partners	3,845	164
Popular	8,382	296
Preferred Bank	6,220	389
QCR Holdings	1,179	54
Radian Group	16,058	329
Regional Management *	6,039	149
Reinsurance Group of America, Cl A	2,307	374
RenaissanceRe Holdings	3,797	504
Safety Insurance Group	689	57
Sandy Spring Bancorp	2,290	90
SLM *	111,658	1,292
Starwood Property Trust ‡	3,784	82
Sterling Bancorp	62,116	1,575
Stewart Information Services	651	26
Stock Yards Bancorp	291	12
Synovus Financial	6,481	322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TCF Financial	43,897	$892
Tompkins Financial	161	14
Torchmark	4,872	433
Towne Bank	561	19
TPG Pace Energy Holdings *	83,154	842
TPG Pace Holdings *	58,548	604
TriCo Bancshares	2,886	121
TriState Capital Holdings *	1,081	26
Triumph Bancorp *	1,965	65
Trupanion *(A)	13,755	410
TrustCo Bank	14,210	133
Two Harbors Investment ‡	4,242	68
Umpqua Holdings	143,800	3,179
United Financial Bancorp	849	16
United Fire Group	729	35
Universal Insurance Holdings	1,501	40
Univest Corp of Pennsylvania	31,343	881
Validus Holdings	16,832	828
Voya Financial	48,810	2,157
Walker & Dunlop *	1,645	81
Washington Federal	2,466	86
Waterstone Financial	3,870	73
Western Alliance Bancorp *	804	47
White Mountains Insurance Group	56	50
Wintrust Financial	15,374	1,289
WisdomTree Investments	89,685	1,031
World Acceptance *	1,478	123
Zions Bancorporation	4,045	200

		69,472

Health Care — 12.8%
Abeona Therapeutics *	19,189	332
Acadia Healthcare *(A)	44,195	1,407
Accelerate Diagnostics *(A)	23,868	705
Acceleron Pharma *	8,965	327
Acorda Therapeutics *	595	12
Adamas Pharmaceuticals *(A)	18,701	695
Aerie Pharmaceuticals *(A)	6,351	408
Akebia Therapeutics *	21,492	334
AMAG Pharmaceuticals *(A)	71,775	1,001
AMN Healthcare Services *(A)	39,806	1,998
Analogic	2,341	194
Array BioPharma *(A)	32,143	362
Atara Biotherapeutics *(A)	32,135	464
Avadel Pharmaceuticals ADR *	31,462	285
Avexis *	3,724	353
AxoGen *	12,800	342
Bluebird Bio *	2,909	503
Capital Senior Living *(A)	65,877	1,071
Catalyst Pharmaceuticals *	28,269	122
Charles River Laboratories International *	8,349	870
Chimerix *	95,433	427

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	69

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cooper	138	$33
Cross Country Healthcare *	1,200	16
CryoLife *	27,545	561
Cutera *	8,498	349
Cymabay Therapeutics *(A)	43,493	377
DBV Technologies ADR *	21,034	480
Deciphera Pharmaceuticals *	8,846	176
DexCom *(A)	10,285	601
Dynavax Technologies *	18,770	375
Emergent Biosolutions *	1,438	63
Enanta Pharmaceuticals *	796	40
Endologix *(A)	102,585	563
Entellus Medical *(A)	40,725	694
Envision Healthcare *(A)	28,413	907
Esperion Therapeutics *(A)	6,652	409
Exact Sciences *	7,897	470
FibroGen *	8,694	413
Global Blood Therapeutics *(A)	9,354	369
GlycoMimetics *(A)	26,090	368
HealthEquity *(A)	15,240	791
HealthSouth	21,364	1,067
HealthStream *	18,945	451
Heron Therapeutics *(A)	34,446	606
Ignyta *	67,405	1,105
Immunomedics *(A)	79,858	867
INC Research Holdings, Cl A *	25,806	988
Inogen *	3,636	468
Insmed *	13,747	429
Insulet *	12,439	892
Integra LifeSciences Holdings *	23,373	1,136
Intersect ENT *	11,915	364
iRhythm Technologies *	7,669	426
Lannett *(A)	151,531	4,008
Lantheus Holdings *	14,663	328
LHC Group *	5,349	352
Ligand Pharmaceuticals *(A)	9,598	1,266
Magellan Health Services *	809	68
Medidata Solutions *	8,438	562
Meridian Bioscience	2,766	42
Merit Medical Systems *	20,671	898
Mersana Therapeutics *(A)	26,042	495
Molina Healthcare *(A)	10,785	844
Myriad Genetics *	5,377	186
National Healthcare	253	17
Natus Medical *	15,428	618
Nektar Therapeutics, Cl A *	12,861	694
NeoGenomics *(A)	146,132	1,350
Neurocrine Biosciences *(A)	6,160	443
Nevro *(A)	7,785	583
Omnicell *	7,104	372
Pacific Biosciences of California *(A)	120,049	383
Paratek Pharmaceuticals *	11,152	210

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Patterson (A)	21,725	$794
PDL BioPharma *	23,899	70
Penumbra *(A)	3,787	399
PerkinElmer	818	60
Phibro Animal Health, Cl A	7,838	272
PRA Health Sciences *	4,241	349
Prestige Brands Holdings *(A)	51,225	2,315
Puma Biotechnology *	3,683	390
QIAGEN *	5,022	160
Quality Systems *	1,468	21
Quidel *	9,271	352
Revance Therapeutics *	18,752	520
Rhythm Pharmaceuticals *(A)	18,847	539
Sarepta Therapeutics *(A)	9,710	541
Spark Therapeutics *(A)	4,361	319
Supernus Pharmaceuticals *	38,483	1,455
Tabula Rasa HealthCare *	11,713	406
Teladoc *(A)	12,544	465
Triple-S Management, Cl B *	11,885	338
United Therapeutics *	2,950	384
ViewRay *(A)	42,799	412
WaVe Life Sciences *(A)	22,115	823
WellCare Health Plans *	1,953	416
Xencor *(A)	21,325	463
Zogenix *	10,421	405

		55,453

Industrials — 19.6%
AAR	2,986	124
ACCO Brands *	66,870	879
Actuant, Cl A (A)	20,370	538
AECOM Technology *	24,145	905
Aerojet Rocketdyne Holdings *	12,029	379
AGCO	2,089	148
Aircastle	500	12
Alamo Group	2,518	297
Altra Industrial Motion	16,869	820
Apogee Enterprises (A)	32,443	1,623
ArcBest	1,913	72
Astec Industries	529	29
Atlas Air Worldwide Holdings *	40,270	2,326
Axon Enterprise *(A)	36,842	917
Barnes Group	675	45
Beacon Roofing Supply *	6,705	430
BMC Stock Holdings *	38,351	886
Briggs & Stratton	5,253	131
Brink’s	14,223	1,150
Builders FirstSource *	26,383	538
BWX Technologies	26,636	1,663
CAI International *	12,067	413
Carlisle	1,491	171
Clean Harbors *	44,610	2,403

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbus McKinnon	11,935	$477
Copa Holdings, Cl A	1,294	174
Covenant Transportation Group, Cl A *	1,053	32
CRA International	1,156	52
Crane	2,857	244
CSW Industrials *	773	37
Cubic	6,061	375
Curtiss-Wright	5,514	685
Deluxe	24,075	1,712
Ducommun *	4,888	137
Dycom Industries *(A)	5,883	632
EMCOR Group	16,152	1,305
Ennis	13,820	292
EnPro Industries	18,012	1,556
Esterline Technologies *	3,491	247
Forrester Research	14,415	670
Fortress Transportation & Infrastructure Investors LLC	33,142	603
Forward Air	19,593	1,115
FreightCar America	1,544	26
Generac Holdings *	11,520	566
Global Brass & Copper Holdings	10,744	372
Gorman-Rupp	214	7
Graham	26,036	517
Granite Construction (A)	11,358	754
H&E Equipment Services	12,563	467
Harsco *	19,101	345
Hawaiian Holdings	947	41
Healthcare Services Group	6,602	343
Heartland Express (A)	72,455	1,655
Heritage-Crystal Clean *	85,381	1,635
Hexcel	13,767	854
Hubbell, Cl B	722	91
Hudson Technologies *(A)	91,448	525
Huntington Ingalls Industries	1,830	442
Huron Consulting Group *	17,440	713
Hyster-Yale Materials Handling	2,080	176
ICF International *	1,231	67
IES Holdings *	1,441	26
InnerWorkings *(A)	160,791	1,745
Insteel Industries	31,950	880
ITT	19,486	1,056
Jacobs Engineering Group	2,165	142
JetBlue Airways *	82,792	1,778
John Bean Technologies	8,982	1,076
Kadant	4,264	436
Kaman	211	13
Kelly Services, Cl A	3,168	92
Kennametal	30,305	1,413
Kirby *(A)	28,132	1,893
Knight-Swift Transportation Holdings, Cl A (A)	26,932	1,149

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Korn/Ferry International	26,393	$1,157
LB Foster, Cl A *	24,448	565
Macquarie Infrastructure	1,501	100
Manpowergroup	1,858	239
Marten Transport	2,159	43
Masonite International *	7,291	537
MasTec *	18,433	827
Matthews International, Cl A	9,600	544
McGrath RentCorp	164	8
Meritor *	17,353	433
Milacron Holdings *	42,837	755
Moog, Cl A *	2,494	210
MSC Industrial Direct, Cl A	12,264	1,105
Multi-Color (A)	23,698	1,813
National Presto Industries	1,193	124
Navigant Consulting *	4,474	86
Navistar International *	9,185	374
NV5 Global *	7,177	398
Old Dominion Freight Line	2,160	279
On Assignment *	31,387	2,007
Orbital ATK	1,233	163
Oshkosh Truck	3,644	328
Owens Corning	6,447	570
Park-Ohio Holdings	941	44
Proto Labs *(A)	11,498	1,106
Quanta Services *	1,500	57
RBC Bearings *	2,702	361
Regal-Beloit	13,402	1,031
Resources Connection	3,396	54
Ritchie Bros Auctioneers (A)	25,288	670
Roadrunner Transportation Systems *	10,061	86
RPX	10,934	144
Rush Enterprises, Cl A *	14,207	692
Ryder System	904	75
Saia *	6,308	415
Sensata Technologies Holding *	1,063	53
Simpson Manufacturing	7,677	460
SiteOne Landscape Supply *(A)	6,177	462
Snap-on	120	20
SP Plus *	53,077	2,081
Sparton *	1,345	31
Spirit AeroSystems Holdings, Cl A	4,339	366
Standex International	8,907	953
Steelcase, Cl A	4,778	73
Sun Hydraulics	7,324	444
Team *(A)	55,444	762
Teledyne Technologies *	398	74
Tennant (A)	19,451	1,280
Tetra Tech	7,463	373
Timken	1,158	58
Titan Machinery *	734	14
TriMas *	29,087	753

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	71

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TriNet Group *	54,426	$2,436
Triton International	12,423	492
Triumph Group (A)	33,793	1,044
TrueBlue *	41,373	1,177
Valmont Industries	585	101
Vectrus *	9,435	304
Viad	1,344	77
VSE	437	21
Wabash National	3,896	78
WABCO Holdings *	3,212	480
WageWorks *	37,217	2,387
Watts Water Technologies, Cl A	5,826	433
Werner Enterprises	1,463	56
WESCO International *	1,142	75
Woodward Governor	4,748	367
XPO Logistics *(A)	4,572	361
YRC Worldwide *	64,585	796

		84,881

Information Technology — 18.9%
2U *(A)	22,540	1,445
3D Systems *(A)	63,410	560
Actua *	83,032	1,287
Acxiom *	40,007	1,090
ADTRAN	8,940	207
Alarm.com Holdings *	7,799	320
Alpha & Omega Semiconductor *	9,713	171
American Software, Cl A	13,649	176
Amkor Technology *	15,551	164
Anixter International *	2,827	202
ARRIS International *	1,021	31
Arrow Electronics *	6,290	508
Avnet	8,044	333
AVX	8,410	153
Axcelis Technologies *	12,833	411
AXT *	44,643	431
Barracuda Networks *	30,370	840
Benchmark Electronics *	9,496	290
Benefitfocus *	18,419	499
Blackhawk Network Holdings, Cl A *	66,976	2,461
Blackline *(A)	7,422	272
Blucora *	3,491	72
BroadSoft *	5,462	300
CACI International, Cl A *	6,432	849
CalAmp *	90,322	2,064
Callidus Software *	96,444	2,823
Carbonite *(A)	58,564	1,408
Cargurus, Cl A *(A)	7,273	214
Cavium *	13,650	1,167
ChannelAdvisor *	51,089	439
Cimpress *(A)	10,778	1,313
Cohu	12,698	289

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
comScore *(A)	21,704	$629
Comtech Telecommunications	887	19
Control4 *	3,677	122
Convergys	4,822	119
Cornerstone OnDemand *	38,501	1,423
CSRA	34,533	999
CTS	38,376	1,046
CyberArk Software *(A)	14,661	690
Cypress Semiconductor (A)	46,331	742
Descartes Systems Group *	29,176	810
Diebold (A)	28,831	554
Digi International *	4,750	49
Diodes *	3,982	117
DST Systems	580	36
Ebix (A)	5,082	393
Electro Scientific Industries *	17,828	427
EMCORE *	2,317	18
Entegris	13,417	407
Envestnet *	29,523	1,451
Euronet Worldwide *	4,604	421
Everbridge *	39,572	1,049
EVERTEC	17,779	247
Extreme Networks *	31,742	408
Finisar *(A)	131,394	2,629
FireEye *(A)	153,422	2,169
First Solar *	6,059	376
Five9 *	60,967	1,494
FLIR Systems	6,305	294
FormFactor *	24,820	407
GrubHub *(A)	6,256	423
GTT Communications *(A)	11,057	447
Guidewire Software *	4,043	301
Hortonworks *	18,859	359
Ichor Holdings *(A)	10,982	312
II-VI *	8,690	412
Insight Enterprises *	4,959	193
Instructure *	14,109	490
Integrated Device Technology *	84,045	2,529
Internap *(A)	19,549	348
IXYS *	1,865	45
Jabil	7,685	222
Kimball Electronics *	4,978	104
Littelfuse	2,196	446
LivePerson *	77,688	862
Lumentum Holdings *(A)	5,280	285
MACOM Technology Solutions Holdings *(A)	28,543	930
Marvell Technology Group	26,628	595
MAXIMUS	12,815	885
Mellanox Technologies *(A)	9,988	590
Mercury Systems *	6,740	352
Mesa Laboratories (A)	3,382	455
MicroStrategy, Cl A *	1,007	138

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MINDBODY, Cl A *(A)	11,381	$371
MKS Instruments	3,191	301
Monolithic Power Systems	2,945	349
Nanometrics *	4,398	111
NCR *	33,930	1,062
New Relic *	15,030	846
Novanta *	7,312	352
NVE	94	8
Okta, Cl A *	12,264	358
ON Semiconductor *	3,834	77
Paycom Software *(A)	4,718	387
PC Connection	1,781	49
PCM *	1,228	12
PDF Solutions *(A)	50,272	909
Perficient *	40,758	789
Photronics *	26,652	257
Plexus *	600	37
Presidio *	60,193	929
Progress Software	2,033	84
Proofpoint *(A)	13,325	1,200
Q2 Holdings *	8,592	360
QAD, Cl A	22,763	838
Qualys *	6,785	400
RealPage *	30,577	1,387
Ribbon Communications *	4,812	37
RingCentral, Cl A *	10,250	483
Rogers *	2,341	377
Rudolph Technologies *	13,425	326
Sanmina *	9,093	309
ScanSource *	6,032	217
Semtech *	9,831	335
Shutterstock *(A)	30,935	1,314
Silicom	5,154	374
Silicon Laboratories *	4,464	407
Stratasys *(A)	42,211	919
Super Micro Computer *(A)	64,725	1,427
Sykes Enterprises *	5,042	160
Synaptics *(A)	20,720	782
SYNNEX	1,110	151
Systemax	13,078	399
Tech Data *	1,001	97
Teradyne	3,223	130
Travelport Worldwide	7,964	107
Universal Display (A)	1,651	299
USA Technologies *	53,617	466
Varonis Systems *	9,330	469
Vasco Data Security International *	2,064	28
VeriFone Systems *	175,034	3,035
Viavi Solutions *	51,545	483
Virtusa *	23,567	1,092
Vishay Intertechnology	1,254	27
XO Group *	66,265	1,281

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zebra Technologies, Cl A *	6,573	$725

		81,786

Materials — 4.3%
A. Schulman	41,015	1,556
AdvanSix *	4,313	186
Alcoa	9,406	390
Allegheny Technologies *(A)	26,634	606
American Vanguard	1,241	25
Avery Dennison	868	99
Cabot	5,302	325
Cleveland-Cliffs *	19,058	127
Coeur Mining *	973	7
Ferro *	17,631	447
Ferroglobe *	2,398	—
FutureFuel	13,099	197
Gold Resource	2,365	9
H.B. Fuller	11,777	666
Hecla Mining	8,567	32
Huntsman	14,183	453
Ingevity *	12,046	959
Innophos Holdings	4,636	215
KMG Chemicals	15,054	819
Louisiana-Pacific *	4,060	112
LSB Industries *(A)	93,956	847
Materion	5,773	282
Olin	13,823	493
OMNOVA Solutions *	4,493	48
Owens-Illinois *	41,425	1,003
Reliance Steel & Aluminum	4,300	338
Royal Gold	889	74
Silgan Holdings	18,191	525
Sonoco Products	10,669	571
Steel Dynamics	6,656	256
Stepan	404	34
Summit Materials, Cl A *	12,696	391
Tahoe Resources *	6,170	27
Tredegar	333	7
Trinseo	3,365	248
United States Steel (A)	109,890	3,178
US Concrete *(A)	15,977	1,292
Valvoline	39,563	976
WR Grace	8,189	600

		18,420

Real Estate — 2.8%
Agree Realty ‡	2,561	127
Alexander’s ‡	493	209
Alexandria Real Estate Equities ‡	923	117
Apartment Investment & Management, Cl A ‡	3,663	161
Camden Property Trust ‡	4,429	404
Columbia Property Trust ‡	43,011	979

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	73

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoreCivic ‡	2,417	$57
Corporate Office Properties Trust ‡	31,267	949
DCT Industrial Trust ‡	1,187	71
Douglas Emmett ‡	1,182	48
Duke Realty ‡	9,336	263
Education Realty Trust ‡	19,231	703
EPR Properties ‡	2,022	137
Equity Commonwealth *‡	11,277	339
First Industrial Realty Trust ‡	5,089	166
FirstService	7,638	520
Four Corners Property Trust ‡	14,756	385
GEO Group ‡	2,071	55
Getty Realty	10,268	292
Healthcare Realty Trust ‡	635	21
Highwoods Properties ‡	1,555	79
Hospitality Properties Trust ‡	2,764	83
InfraREIT	4,288	91
Invitation Homes ‡	6,475	152
Jernigan Capital (A)	21,996	454
Jones Lang LaSalle	1,844	281
Kilroy Realty ‡	3,355	253
LaSalle Hotel Properties ‡	604	17
Lexington Realty Trust ‡	47,167	493
Liberty Property Trust ‡	5,582	251
Medical Properties Trust ‡	82,681	1,132
Monmouth Real Estate Investment, Cl A ‡	2,832	51
National Retail Properties ‡	1,162	48
National Storage Affiliates Trust ‡	32,467	865
Outfront Media ‡	2,065	48
Park Hotels & Resorts ‡	32,687	954
Rayonier ‡	3,288	104
RE/MAX Holdings, Cl A	994	53
RLJ Lodging Trust ‡	3,947	86
Saul Centers ‡	267	17
Sun Communities ‡	1,143	106
Sunstone Hotel Investors ‡	10,753	180
Terreno Realty ‡	313	12
Tier ‡	3,855	77
Urstadt Biddle Properties, Cl A	1,305	31
Xenia Hotels & Resorts ‡	9,746	214

		12,135

Telecommunication Services — 0.2%
Boingo Wireless *	15,588	385
Cogent Communications Holdings	10,012	469
IDT, Cl B	389	6
Telephone & Data Systems	2,205	61

		921

Utilities — 2.0%
ALLETE	1,535	124
American States Water	1,891	109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avista	1,380	$72
Connecticut Water Service	221	14
El Paso Electric	3,047	186
Great Plains Energy	28,758	987
Hawaiian Electric Industries	24,754	949
IDACORP	8,355	826
MGE Energy	3,908	258
Middlesex Water	2,500	115
NorthWestern	2,243	144
OGE Energy	1,866	67
ONE Gas	8,682	688
Pinnacle West Capital	5,819	534
Portland General Electric	31,696	1,573
SJW	4,951	337
Spark Energy, Cl A	951	12
UGI	16,555	811
Unitil	3,799	198
Vistra Energy *	34,849	659
WGL Holdings	987	83

		8,746

Total Common Stock (Cost $349,669) ($ Thousands)		410,939

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value Fund	7,453	953

Total Exchange Traded Fund (Cost $876) ($ Thousands)		953

	Number of Warrants

WARRANT — 0.0%
Avista Healthcare Public Acquisition,
Expires 12/02/2021
Strike Price $5.75 *	71,304	23

Total Warrant (Cost $1) ($ Thousands)		23

	Number of Rights

RIGHTS — 0.0%
Dyax *‡‡	3,929	–
Media General *‡‡	3,306	–

Total Rights (Cost $—) ($ Thousands)		–

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 22.2%
SEI Liquidity Fund, L.P.
1.170% **†(B)	95,995,380	$95,988

Total Affiliated Partnership (Cost $95,995) ($ Thousands)		95,988

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	27,812,148	27,812

Total Cash Equivalent (Cost $27,812) ($ Thousands)		27,812

Total Investments in Securities— 123.6% (Cost $474,353) ($ Thousands)		$535,715

Percentages are based on Net Assets of $433,392 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $94,420 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $95,988 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$410,939	$–	$–	$410,939
Exchange Traded Fund	953	–	–	953
Warrant	–	23	–	23
Rights	–	–	–	–
Affiliated Partnership	–	95,988	–	95,988
Cash Equivalent	27,812	–	–	27,812

Total Investments in Securities	$439,704	$96,011	$–	$535,715

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$74,689	$118,691	$(97,384)	$—	$(8)	$95,988	$238
SEI Daily Income Trust, Government Fund, CI F	31,320	111,554	(115,062)	—	—	27,812	103

Totals	$106,009	$230,245	$(212,446)	$—	$(8)	$123,800	$341

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	75

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 12.8%
1-800-Flowers.com, Cl A *	44,604	$457
Adient	16,207	1,268
Adtalem Global Education	26,057	1,080
AMC Networks, Cl A *(A)	24,600	1,268
American Axle & Manufacturing Holdings *	36,756	660
American Eagle Outfitters (A)	124,090	1,995
American Public Education *	30,560	820
Aramark	66,319	2,825
Bassett Furniture Industries	1,927	74
Big Lots (A)	32,600	1,927
Biglari Holdings *	530	182
BJ’s Restaurants	4,700	168
Bloomin’ Brands	73,300	1,574
BorgWarner	70,377	3,919
Boyd Gaming (A)	9,795	312
Bridgepoint Education, Cl A *	67,445	616
Bright Horizons Family Solutions *	99,650	8,864
Brinker International (A)	15,900	584
Brunswick	19,318	1,069
Buffalo Wild Wings *	9,607	1,498
Burlington Stores *	2,442	260
CalAtlantic Group	25,636	1,437
Caleres	45,091	1,472
Callaway Golf	39,606	575
Camping World Holdings, Cl A	70,705	3,278
Canada Goose Holdings *	109,565	2,945
Capella Education	8,460	722
Carrols Restaurant Group *	12,500	166
Carter’s (A)	54,662	5,921
Century Communities *	43,995	1,379
Chegg *(A)	100,210	1,524
Children’s Place (A)	19,495	2,591
Chuy’s Holdings *	8,200	204
Citi Trends	40,949	1,056
Conn’s *	86,293	2,666
Cooper Tire & Rubber (A)	27,500	1,011
Cooper-Standard Holdings *	23,744	2,993
Core-Mark Holdings	73,656	2,442
Dana Holdings	76,138	2,516
Deckers Outdoor *	35,467	2,650
Del Frisco’s Restaurant Group *	64,358	936
Del Taco Restaurants *	12,200	150
Destination XL Group *(A)	8,975	18
Dick’s Sporting Goods	56,674	1,670
Dillard’s, Cl A (A)	20,600	1,238
Dollar General	9,535	840
Dollar Tree *	9,032	928
DR Horton	29,111	1,485
Dunkin’ Brands Group	79,697	4,758
Eldorado Resorts *	50,528	1,546
Ethan Allen Interiors (A)	26,762	787

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Express *(A)	72,806	$709
Extended Stay America	47,684	833
Flexsteel Industries	5,236	272
Fogo De Chao *(A)	22,625	264
Foot Locker	15,800	677
GameStop, Cl A (A)	37,900	711
Gannett (A)	62,400	715
Gentex	5,728	117
G-III Apparel Group *(A)	33,607	1,035
Goodyear Tire & Rubber (A)	111,047	3,595
Graham Holdings, Cl B	714	416
Grand Canyon Education *	57,809	5,489
Group 1 Automotive	14,300	1,159
Guess? (A)	80,865	1,334
H&R Block (A)	18,309	479
Hamilton Beach Brands Holding, Cl A	8,629	247
Hanesbrands (A)	166,084	3,469
Harley-Davidson (A)	52,095	2,615
Haverty Furniture	71,882	1,736
Helen of Troy *	31,759	2,839
Hibbett Sports *(A)	16,874	337
Horizon Global *	47,365	668
Hyatt Hotels, Cl A *	1,081	78
International Game Technology	38,275	1,052
Jack in the Box	35,575	3,682
K12 *	61,168	1,012
KB Home	54,400	1,706
Kimball International, Cl B	28,796	534
Kohl’s (A)	35,000	1,679
La-Z-Boy, Cl Z	51,765	1,703
Lear	37,504	6,784
Libbey	21,100	143
Lions Gate Entertainment, Cl A *(A)	42,125	1,378
LKQ *	47,936	1,890
lululemon Athletica *	52,161	3,493
M/I Homes *	25,351	918
Macy’s (A)	56,353	1,341
Marriott Vacations Worldwide	4,304	578
MDC Holdings	1,521	54
MDC Partners, Cl A *	68,900	799
Michaels *(A)	41,015	886
Monro (A)	75,979	3,833
Murphy USA *(A)	36,992	2,917
National CineMedia (A)	356,933	2,231
Nexstar Media Group, Cl A (A)	18,709	1,270
Office Depot	186,100	609
Ollie’s Bargain Outlet Holdings *(A)	109,210	5,182
Oxford Industries	8,581	592
Perry Ellis International *	7,463	183
PICO Holdings	5,847	77
Planet Fitness, Cl A *(A)	319,190	10,332
Polaris Industries (A)	43,089	5,473

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PulteGroup	68,200	$2,328
PVH	11,390	1,532
RCI Hospitality Holdings	13,053	430
Red Robin Gourmet Burgers *	30,284	1,587
Regal Entertainment Group, Cl A (A)	71,948	1,454
Regis *	4,500	72
Sally Beauty Holdings *(A)	407,058	6,940
Scientific Games, Cl A *(A)	29,125	1,533
Sequential Brands Group *(A)	22,573	40
ServiceMaster Global Holdings *	136,865	6,690
Skechers U.S.A., Cl A *	14,686	515
Sonic Automotive, Cl A	60,600	1,288
Steven Madden *	17,126	732
Stoneridge *	33,477	764
Tailored Brands	16,241	274
TEGNA	143,352	1,904
Tilly’s, Cl A	37,715	622
Tower International	49,589	1,597
TRI Pointe Homes *	15,400	279
tronc *	9,163	162
Under Armour, Cl C *(A)	212,307	2,533
Vail Resorts	7,050	1,587
Visteon *	9,330	1,229
Wendy’s (A)	30,150	449
Whirlpool	6,200	1,045
William Lyon Homes, Cl A *	94,114	2,808
Wolverine World Wide	171,197	4,960
Wyndham Worldwide	42,246	4,748
Zagg *	40,229	823

		226,374

Consumer Staples — 2.7%
B&G Foods, Cl A (A)	16,323	632
Bunge	17,000	1,137
Casey’s General Stores (A)	30,100	3,635
Central Garden & Pet *	41,215	1,633
Central Garden & Pet, Cl A *	4,390	169
Chefs’ Warehouse *(A)	10,800	219
Darling Ingredients *	96,073	1,724
Energizer Holdings (A)	31,500	1,447
Fresh Del Monte Produce	38,129	1,857
Hain Celestial Group *	55,955	2,300
Hostess Brands, Cl A *(A)	330,909	4,653
Ingles Markets, Cl A	23,000	638
Ingredion	13,100	1,814
Kroger	41,894	1,083
Lamb Weston Holdings	25,219	1,371
Nomad Foods *	10,900	179
Omega Protein	112,977	2,480
Performance Food Group *	19,319	573
Pilgrim’s Pride *(A)	140,506	5,152
Pinnacle Foods	18,339	1,068

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Primo Water *(A)	156,405	$2,050
Sanderson Farms (A)	34,538	5,861
Seaboard	245	1,060
Smart & Final Stores *(A)	31,300	286
Snyder’s-Lance (A)	18,244	706
SpartanNash	44,331	1,124
SUPERVALU *(A)	43,157	789
TreeHouse Foods *(A)	26,905	1,238
Tyson Foods, Cl A	10,296	847

		47,725

Energy — 2.5%
Abraxas Petroleum *	41,356	86
Anadarko Petroleum	21,536	1,036
Andeavor	7,700	812
Approach Resources *(A)	18,674	47
Arch Coal (A)	16,107	1,330
Ardmore Shipping (A)	25,080	199
Bill Barrett *	43,087	252
Callon Petroleum *(A)	57,908	639
Carrizo Oil & Gas *(A)	117,142	2,264
Centennial Resource Development, Cl A *	58,165	1,180
Cimarex Energy	10,578	1,228
DHT Holdings	38,000	147
Diamond Offshore Drilling *(A)	46,300	743
Diamondback Energy *	22,886	2,502
Eclipse Resources *	63,300	157
EQT	16,763	999
Extraction Oil & Gas *(A)	12,800	193
Green Plains Renewable Energy	7,300	123
Gulfport Energy *	62,544	801
International Seaways *	3,232	55
Matador Resources *(A)	52,920	1,513
Matrix Service *	86,921	1,486
Midstates Petroleum *	27,443	456
Murphy Oil (A)	31,700	886
Nabors Industries	140,883	851
NACCO Industries, Cl A	1,913	84
Newfield Exploration *	27,389	847
Noble Energy	33,666	885
Overseas Shipholding Group, Cl A *	124,954	365
Pacific Ethanol *	41,449	186
Parsley Energy, Cl A *	53,059	1,425
Patterson-UTI Energy	40,115	866
PBF Energy, Cl A (A)	23,100	748
Penn Virginia *(A)	15,820	543
ProPetro Holding *(A)	106,356	1,996
Range Resources (A)	57,911	1,044
Resolute Energy *(A)	5,600	167
REX American Resources *	13,972	1,279
RigNet *	122,539	1,973
Rowan, Cl A *(A)	31,900	462

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	77

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RPC (A)	59,335	$1,426
RSP Permian *	73,812	2,711
SandRidge Energy *	21,550	401
Scorpio Tankers (A)	126,800	393
Select Energy Services, Cl A *	24,737	408
Smart Sand *(A)	43,270	345
Southwestern Energy *	17,143	109
SRC Energy *(A)	164,651	1,442
TETRA Technologies *	129,864	522
Tsakos Energy Navigation (A)	157,700	606
US Silica Holdings (A)	38,281	1,270
W&T Offshore *	213,381	670
World Fuel Services	42,968	1,206

		44,364

Financials — 16.2%
1st Source	13,213	680
AGNC Investment ‡	38,941	775
Allstate	13,765	1,413
Ally Financial	201,699	5,418
American Financial Group	46,961	4,934
Ameriprise Financial	8,775	1,432
Arch Capital Group *	25,105	2,377
Ares Capital	53,000	860
Argo Group International Holdings	20,611	1,262
Arthur J Gallagher	20,164	1,327
Aspen Insurance Holdings	10,397	426
Associated Banc	63,300	1,614
Assurant	29,965	3,023
Assured Guaranty	121,651	4,417
Athene Holding, Cl A *	20,787	999
Axis Capital Holdings	42,973	2,251
Banc of California (A)	17,606	397
BancFirst	11,406	648
Banco Latinoamericano de Comercio Exterior, Cl E	65,100	1,911
Bank of Marin Bancorp	4,569	322
Bank of NT Butterfield & Son	23,783	946
Bank of the Ozarks (A)	67,501	3,255
BankUnited	111,089	4,136
Banner	6,700	386
Berkshire Hills Bancorp	4,012	155
BGC Partners, Cl A	60,960	995
Blackstone Mortgage Trust, Cl A ‡(A)	85,011	2,782
Brown & Brown	28,670	1,469
Bryn Mawr Bank	4,398	194
Camden National	7,562	345
Capital Bank Financial, Cl A	1,408	59
Carolina Financial	14,986	579
CBOE Holdings (A)	18,765	2,316
CenterState Bank	23,674	642
Central Pacific Financial	68,519	2,206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chemical Financial	19,840	$1,119
Chimera Investment ‡	80,224	1,468
CIT Group (A)	40,800	2,033
City Holding (A)	6,456	460
CNA Financial	29,800	1,621
CNO Financial Group	188,785	4,759
Comerica	22,657	1,888
Commerce Bancshares	28,769	1,629
Community Trust Bancorp	25,702	1,279
Credit Acceptance *(A)	6,926	2,098
Customers Bancorp *	9,618	261
CYS Investments ‡	125,100	1,012
Dime Community Bancshares	82,091	1,810
Donnelley Financial Solutions *	5,407	110
E*TRADE Financial *	139,719	6,726
Eagle Bancorp *	94,248	6,234
eHealth *	33,800	775
Employers Holdings	18,400	902
Enstar Group *	5,408	1,199
Enterprise Financial Services	30,490	1,380
Erie Indemnity, Cl A	356	44
Essent Group *	5,200	230
Evercore, Cl A	42,560	3,696
Everest Re Group	22,021	4,836
Federal Agricultural Mortgage, Cl C	14,950	1,110
Federated Investors, Cl B (A)	10,926	367
Fidelity Southern	5,355	118
Financial Engines (A)	113,321	3,162
Financial Institutions	11,548	382
First American Financial	28,221	1,569
First Busey	11,441	364
First Citizens BancShares, Cl A	3,707	1,581
First Defiance Financial	24,077	1,308
First Financial	15,834	763
First Foundation *	7,606	145
First Hawaiian	35,165	1,029
First Horizon National (A)	65,911	1,278
First Interstate Bancsystem, Cl A	11,038	438
First Merchants	12,119	531
First of Long Island	1,453	44
FirstCash	2,800	189
Flushing Financial	69,249	1,958
FNB (Pennsylvania)	118,850	1,686
Fulton Financial	88,300	1,678
Genworth Financial, Cl A *	35,741	121
Granite Point Mortgage Trust ‡	1	—
Great Southern Bancorp	7,641	413
Green Dot, Cl A *	26,535	1,640
Greenlight Capital Re, Cl A *	3,171	70
Guaranty Bancorp	2,726	79
Hancock Holding	37,409	1,921
Hanmi Financial	62,788	1,994

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanover Insurance Group	26,377	$2,838
Hartford Financial Services Group	21,085	1,211
Heartland Financial USA	14,245	719
Hercules Capital	67,007	900
Heritage Commerce	10,451	170
Heritage Financial	14,965	487
Home BancShares	–	—
HomeStreet *	34,854	1,063
HomeTrust Bancshares *	4,218	114
Horace Mann Educators	23,050	1,076
Horizon Bancorp	3,692	102
Huntington Bancshares	117,959	1,699
IBERIABANK	32,355	2,516
Independent Bank	19,067	427
Infinity Property & Casualty	10,344	1,115
International Bancshares	23,984	989
International FCStone *	22,577	991
Investment Technology Group	5,045	91
Investors Bancorp	43,167	616
James River Group Holdings	3,863	156
Kearny Financial	15,737	233
Kemper	7,000	483
KeyCorp	98,500	1,870
Ladder Capital, Cl A	27,300	373
Lakeland Financial	5,699	289
Lazard, Cl A	53,900	2,655
Legg Mason (A)	53,100	2,122
Lincoln National	37,500	2,871
LPL Financial Holdings	184,756	9,578
M&T Bank	6,972	1,178
Maiden Holdings (A)	64,800	421
MB Financial	26,482	1,233
Mercantile Bank	2,751	102
Meridian Bancorp	31,381	632
MFA Financial ‡	219,546	1,756
MGIC Investment *	324,353	4,742
Midland States Bancorp	2,733	91
Mortgage Investment Trust ‡	69,000	1,306
MTGE Investment ‡	50,149	930
National Bank Holdings, Cl A	18,353	623
National General Holdings	47,790	1,010
National Western Life Group, Cl A	1,656	585
Navient	73,700	929
Nelnet, Cl A	31,406	1,682
New Residential Investments ‡	18,942	335
Oaktree Specialty Lending	164,900	795
OFG Bancorp (A)	77,700	761
Oritani Financial	11,300	195
PacWest Bancorp	53,415	2,546
Peapack Gladstone Financial	10,340	364
PennyMac Financial Services, Cl A *	20,060	424
PJT Partners	17,009	723

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Popular	55,248	$1,954
Primerica	11,618	1,208
Prospect Capital (A)	159,000	1,089
QCR Holdings	7,508	341
Radian Group	76,073	1,559
Raymond James Financial	13,265	1,171
Regional Management *(A)	21,020	519
Regions Financial	142,400	2,362
Reinsurance Group of America, Cl A	36,405	5,899
RenaissanceRe Holdings	19,165	2,542
Republic Bancorp, Cl A	31,200	1,328
S&T Bancorp	1,225	51
Safety Insurance Group	3,743	308
Sandy Spring Bancorp	14,520	572
Signature Bank NY *	9,122	1,252
SLM *	286,648	3,317
Starwood Property Trust ‡	92,643	2,008
State Bank Financial	19,220	585
Sterling Bancorp	107,611	2,728
Stewart Information Services	3,100	125
Stifel Financial	21,099	1,187
Stock Yards Bancorp	1,022	41
SVB Financial Group *	6,250	1,423
Synovus Financial	140,553	6,976
TCF Financial	217,341	4,414
Torchmark	24,402	2,168
Towne Bank	3,282	110
TriCo Bancshares	14,769	621
TriState Capital Holdings *	5,166	125
Triumph Bancorp *	9,353	311
TrustCo Bank	80,877	756
Two Harbors Investment ‡	13,980	224
United Community Banks	192,015	5,518
United Financial Bancorp	19,053	355
United Fire Group	2,432	117
Universal Insurance Holdings (A)	50,246	1,326
Univest Corp of Pennsylvania	38,285	1,076
Unum Group	91,627	5,188
Validus Holdings	48,384	2,380
Voya Financial	49,573	2,191
Walker & Dunlop *	8,039	396
Washington Federal	49,533	1,724
Washington Trust Bancorp	520	30
Waterstone Financial	19,140	362
WesBanco	30,800	1,296
Western Alliance Bancorp *	78,695	4,578
White Mountains Insurance Group	361	322
Wintrust Financial	93,009	7,799
WisdomTree Investments	293,160	3,371
World Acceptance *(A)	20,679	1,716

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	79

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorporation (A)	117,650	$5,830

		286,424

Health Care — 10.7%
ABIOMED *	16,941	3,301
Acadia Healthcare *	97,648	3,108
Accuray *(A)	70,544	363
Aclaris Therapeutics *	30,055	713
Acorda Therapeutics *	2,828	57
Adamas Pharmaceuticals *(A)	56,435	2,097
Aerie Pharmaceuticals *(A)	34,495	2,216
Alnylam Pharmaceuticals *	11,516	1,549
AMAG Pharmaceuticals *	158,462	2,211
AmerisourceBergen	6,587	559
AMN Healthcare Services *	87,881	4,412
Analogic	12,269	1,016
Ardelyx *(A)	123,370	820
Atara Biotherapeutics *(A)	107,903	1,559
athenahealth *(A)	23,153	3,077
Avadel Pharmaceuticals ADR *	61,300	555
Bio-Rad Laboratories, Cl A *	2,675	726
Bio-Techne	12,030	1,621
Bluebird Bio *	17,395	3,006
Capital Senior Living *	145,553	2,367
Catalent *	69,712	2,774
Centene *	28,800	2,940
Charles River Laboratories International *	30,356	3,163
Cooper	12,061	2,909
Cross Country Healthcare *	5,721	78
CryoLife *	51,245	1,043
DBV Technologies ADR *	68,231	1,558
DENTSPLY SIRONA	18,272	1,224
DexCom *(A)	42,127	2,461
Emergent Biosolutions *	7,820	344
Enanta Pharmaceuticals *	3,308	164
Endologix *(A)	335,680	1,843
Envision Healthcare *(A)	68,774	2,196
Exact Sciences *(A)	110,903	6,596
FibroGen *	12,305	584
Haemonetics *	3,600	208
HealthEquity *(A)	47,333	2,455
HealthSouth	50,801	2,537
Hill-Rom Holdings	19,274	1,630
ICON *	12,110	1,415
ICU Medical *	4,900	1,046
Immunomedics *(A)	214,046	2,325
INC Research Holdings, Cl A *	83,713	3,206
Inogen *	33,550	4,319
Insulet *	43,607	3,128
Integer Holdings *	38,649	1,873
Integra LifeSciences Holdings *	51,649	2,511
Invacare	4,700	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Juno Therapeutics *(A)	38,531	$2,105
La Jolla Pharmaceutical *(A)	37,960	1,266
Lannett *(A)	35,947	951
Lantheus Holdings *	68,928	1,544
LHC Group *	772	51
LifePoint Hospitals *	44,700	2,137
Ligand Pharmaceuticals *(A)	31,109	4,102
LivaNova *	10,305	898
Magellan Health Services *	4,582	387
Mallinckrodt *(A)	26,700	583
Medidata Solutions *	79,158	5,275
MEDNAX *	68,362	3,404
Meridian Bioscience	14,930	225
Molina Healthcare *(A)	14,378	1,125
Myriad Genetics *	25,881	896
National Healthcare	2,078	138
NeoGenomics *	322,586	2,981
Neurocrine Biosciences *(A)	35,665	2,564
Nevro *(A)	41,578	3,111
Novocure *(A)	41,715	803
Omnicell *	96,960	5,081
OraSure Technologies *	98,705	1,634
Owens & Minor	56,000	1,072
Pacira Pharmaceuticals *	16,170	747
Paratek Pharmaceuticals *(A)	58,039	1,094
Patterson (A)	86,197	3,150
PDL BioPharma *	113,246	330
PerkinElmer	3,787	279
Phibro Animal Health, Cl A	35,172	1,220
Portola Pharmaceuticals, Cl A *	6,865	348
PRA Health Sciences *	119,297	9,826
Prestige Brands Holdings *(A)	130,776	5,911
Puma Biotechnology *	5,155	546
QIAGEN	24,213	772
Quality Systems *	6,260	90
Revance Therapeutics *(A)	62,314	1,729
Sarepta Therapeutics *(A)	27,875	1,552
STERIS	89,355	8,038
Sucampo Pharmaceuticals, Cl A *(A)	73,200	930
Supernus Pharmaceuticals *	107,228	4,053
Teleflex	7,000	1,859
Tivity Health *	19,975	735
Triple-S Management, Cl B *(A)	50,739	1,442
United Therapeutics *	18,277	2,376
Vanda Pharmaceuticals *	53,965	758
Vocera Communications *	154,630	4,531
WellCare Health Plans *	9,538	2,031

		188,625

Industrials — 19.4%
AAR	16,331	679
ABM Industries	54,555	2,335

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
Actuant, Cl A	24,882	$657
AerCap Holdings *	28,801	1,497
Aerojet Rocketdyne Holdings *	23,592	743
AGCO	23,353	1,653
Air Transport Services Group *	349,533	8,476
Aircastle	57,080	1,398
Alamo Group	11,318	1,335
Allegion	41,783	3,516
Altra Industrial Motion	13,303	647
AO Smith	24,006	1,522
Apogee Enterprises	71,682	3,586
ArcBest	11,159	422
Astec Industries	5,735	318
Barnes Group	5,636	374
Beacon Roofing Supply *	20,060	1,285
BMC Stock Holdings *	119,811	2,768
Briggs & Stratton	87,164	2,170
Brink’s	40,435	3,269
BWX Technologies	80,919	5,053
CAI International *	6,745	231
Carlisle	6,351	730
Celadon Group (A)	28,400	219
Chicago Bridge & Iron (A)	43,438	709
Clean Harbors *	140,623	7,574
Copa Holdings, Cl A	6,070	815
Costamare (A)	86,039	495
Covanta Holding (A)	23,600	359
Covenant Transportation Group, Cl A *	5,014	150
CRA International	5,392	244
Crane	12,825	1,095
CSW Industrials *	3,685	177
Curtiss-Wright	8,892	1,104
Deluxe	127,009	9,030
Dover	14,335	1,401
Ducommun *	21,302	596
Dycom Industries *	12,988	1,395
EMCOR Group	55,454	4,479
Energy Recovery *	76,290	857
Ennis	100,375	2,123
EnPro Industries	16,259	1,404
Esterline Technologies *	16,311	1,156
Exponent	49,810	3,761
Fluor	14,949	724
Fortress Transportation & Infrastructure
Investors LLC	77,630	1,413
Forward Air	64,969	3,697
Foundation Building Materials *(A)	7,900	120
FreightCar America	7,337	123
Gardner Denver Holdings *	24,490	794
Generac Holdings *	41,011	2,017
Genesee & Wyoming, Cl A *	14,600	1,151
Global Brass & Copper Holdings	48,964	1,694

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gorman-Rupp	919	$30
Granite Construction	26,615	1,766
Great Lakes Dredge & Dock *	39,600	198
Greenbrier (A)	28,600	1,430
Hawaiian Holdings	6,619	286
Healthcare Services Group (A)	128,620	6,679
Heartland Express (A)	237,091	5,415
HEICO, Cl A	46,099	3,499
Hexcel	18,984	1,177
Hubbell, Cl B	3,113	392
Huntington Ingalls Industries	19,774	4,779
Huron Consulting Group *	21,303	871
Hyster-Yale Materials Handling	10,633	902
ICF International *	7,728	418
IES Holdings *	7,281	129
ITT	91,966	4,985
Jacobs Engineering Group	10,593	695
JetBlue Airways *	134,621	2,890
John Bean Technologies	110,376	13,218
Kaman	2,825	169
KAR Auction Services	27,009	1,360
KBR	33,500	628
Kelly Services, Cl A	16,595	484
Kennametal	98,014	4,569
KeyW Holding *(A)	27,820	153
Kirby *(A)	91,976	6,190
Knight-Swift Transportation Holdings, Cl A (A)	112,845	4,816
Korn/Ferry International	32,239	1,413
Kornit Digital *(A)	81,370	1,448
Lincoln Electric Holdings	7,920	722
LSC Communications	5,407	88
Macquarie Infrastructure	4,945	330
Manpowergroup	49,619	6,396
Marten Transport	10,261	207
Masonite International *	8,906	656
MasTec *	68,196	3,059
Matthews International, Cl A	11,726	664
McGrath RentCorp	5,217	249
Mercury Systems *	180,575	9,424
Meritor *	282,494	7,057
Middleby *	21,999	2,805
Milacron Holdings *	52,325	922
Moog, Cl A *	25,272	2,126
MSC Industrial Direct, Cl A	69,515	6,261
Multi-Color	76,876	5,881
MYR Group *	5,689	202
National Presto Industries (A)	5,477	568
Navigant Consulting *	20,125	386
Navistar International *(A)	27,015	1,100
NV5 Global *(A)	60,225	3,339
Old Dominion Freight Line	36,936	4,774
On Assignment *	34,249	2,191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	81

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orbital ATK	13,761	$1,816
Oshkosh Truck	30,830	2,776
Owens Corning	83,890	7,412
Parker Hannifin	4,339	814
Park-Ohio Holdings	5,765	268
Pitney Bowes	103,400	1,103
Proto Labs *(A)	38,127	3,668
Quanta Services *	47,999	1,819
Regal-Beloit	40,537	3,119
Resources Connection	20,154	323
Ritchie Bros Auctioneers (A)	82,748	2,193
Roadrunner Transportation Systems *	84,606	724
RPX	61,688	814
RR Donnelley & Sons	14,418	135
Rush Enterprises, Cl A *	32,179	1,567
Ryder System	21,637	1,785
Sensata Technologies Holding *(A)	181,498	9,066
SkyWest	54,832	2,854
Snap-on (A)	8,614	1,459
SP Plus *	40,968	1,606
Sparton *	10,355	240
Spirit AeroSystems Holdings, Cl A	69,538	5,859
Standex International	10,880	1,164
Steelcase, Cl A	25,410	386
Stericycle *	13,787	914
Team *(A)	95,224	1,309
Teledyne Technologies *	1,853	345
Tennant (A)	63,345	4,168
Tetra Tech	9,116	456
Timken	49,951	2,493
Titan Machinery *	3,496	66
TriMas *	37,095	961
TriNet Group *	180,815	8,093
Trinity Industries	60,900	2,171
Triton International	31,980	1,265
Triumph Group (A)	42,603	1,316
TrueBlue *	64,000	1,821
Tutor Perini *	55,700	1,404
United Rentals *	14,800	2,360
Univar *	82,656	2,435
Valmont Industries	11,213	1,938
Vectrus *	70,837	2,283
Viad	11,733	676
VSE	1,993	95
Wabash National (A)	74,968	1,511
Wabtec (A)	49,385	3,798
WageWorks *	82,231	5,275
Watts Water Technologies, Cl A	12,864	957
Werner Enterprises	6,575	251
WESCO International *	5,329	349
Woodward Governor	20,660	1,598
XPO Logistics *(A)	134,042	10,593

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
YRC Worldwide *	143,754	$1,771

		341,578

Information Technology — 17.9%
2U *(A)	120,425	7,719
3D Systems *(A)	205,703	1,816
Acacia Communications *(A)	7,500	290
Acxiom *	88,370	2,408
ADTRAN	40,897	945
Aerohive Networks *	36,500	197
Alpha & Omega Semiconductor *	40,376	711
Amkor Technology *	170,711	1,804
Anixter International *	13,719	981
Arista Networks *	7,255	1,691
ARRIS International *	8,730	262
Arrow Electronics *	46,077	3,720
Atlassian, Cl A *	24,232	1,131
Avnet	69,075	2,860
AVX	38,209	693
Barracuda Networks *	101,935	2,818
Benchmark Electronics *	45,002	1,373
Blackhawk Network Holdings, Cl A *	134,495	4,943
Blucora *	16,535	340
Box, Cl A *	46,725	983
BroadSoft *	6,672	367
CACI International, Cl A *	22,736	3,000
Cadence Design Systems *	63,898	2,806
CalAmp *	163,001	3,725
Callidus Software *	194,604	5,697
Cavium *	30,134	2,576
CDW	57,103	3,998
ChannelAdvisor *	141,408	1,216
Cimpress *(A)	36,109	4,398
Cirrus Logic *	37,100	2,049
Cognex	24,821	3,439
Coherent *	8,743	2,553
Cohu	34,957	796
CommVault Systems *	2,800	151
Comtech Telecommunications	3,642	79
Control4 *	17,794	591
Convergys	101,896	2,515
Cornerstone OnDemand *	84,995	3,142
CoStar Group *	5,292	1,614
Cree *(A)	24,660	876
CSRA	84,318	2,439
CyberArk Software *(A)	47,560	2,238
Cypress Semiconductor (A)	157,189	2,517
Descartes Systems Group *	107,389	2,980
Diebold (A)	66,086	1,269
Digi International *	19,291	198
Diodes *	19,374	568
Dolby Laboratories, Cl A	21,250	1,321

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DST Systems	3,721	$233
Ebix (A)	19,290	1,491
EMCORE *	11,031	86
Entegris	59,540	1,804
Euronet Worldwide *	114,543	10,463
Everbridge *	96,185	2,549
EVERTEC	89,018	1,237
Fidelity National Information Services	13,928	1,314
Finisar *(A)	134,457	2,690
FireEye *(A)	338,603	4,788
First Solar *	28,661	1,780
Five9 *	134,704	3,302
Flex *	165,332	2,988
FLIR Systems	33,442	1,558
Gartner *	16,854	2,037
GrubHub *(A)	40,780	2,755
GTT Communications *(A)	41,115	1,663
Hortonworks *	72,960	1,387
HubSpot *(A)	52,545	4,254
IAC *	18,205	2,317
Ichor Holdings *(A)	64,635	1,836
Insight Enterprises *	43,760	1,707
Integrated Device Technology *	53,545	1,611
InterXion Holding *	32,770	1,892
IPG Photonics *	2,975	681
IXYS *	6,152	149
Jabil	92,935	2,681
Juniper Networks	93,500	2,596
Kimball Electronics *	19,215	401
Kulicke & Soffa Industries *	103,096	2,560
Littelfuse	25,409	5,155
LogMeIn	89,510	10,652
Lumentum Holdings *(A)	10,405	562
MACOM Technology Solutions Holdings *(A)	71,975	2,346
Marvell Technology Group	260,692	5,824
MAXIMUS	62,992	4,351
MicroStrategy, Cl A *	5,152	705
Monolithic Power Systems	40,311	4,771
Nanometrics *	23,558	593
NCR *	59,700	1,868
NETGEAR *	28,300	1,457
New Relic *	52,049	2,929
Nuance Communications *	81,515	1,267
Nutanix, Cl A *(A)	27,215	893
NVE	411	34
ON Semiconductor *	206,390	4,144
Paycom Software *(A)	62,555	5,130
PC Connection	10,020	275
PDF Solutions *	110,844	2,005
Perficient *	103,739	2,008
Photronics *	125,468	1,211
Plexus *	4,156	260

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Presidio *	138,859	$2,144
Progress Software	9,680	400
Proofpoint *(A)	37,652	3,391
PTC *	36,583	2,330
Pure Storage, Cl A *	96,710	1,787
Q2 Holdings *	115,855	4,849
QAD, Cl A	13,087	482
Qorvo *	15,807	1,210
RealPage *	122,849	5,571
Ribbon Communications *	53,930	419
RingCentral, Cl A *	145,990	6,883
Rudolph Technologies *	61,323	1,490
Sanmina *	103,804	3,529
ScanSource *	27,635	995
Seagate Technology (A)	44,900	1,731
Semtech *	12,008	409
Shutterstock *(A)	98,202	4,173
Splunk *(A)	23,670	1,896
Square, Cl A *(A)	36,195	1,420
SS&C Technologies Holdings	198,884	8,212
Stratasys *(A)	136,894	2,982
Switch, Cl A *(A)	88,868	1,523
Sykes Enterprises *	18,493	588
SYNNEX	5,014	683
Synopsys *	15,953	1,442
Take-Two Interactive Software *	13,290	1,482
Tech Data *	33,350	3,225
Teradata *(A)	36,545	1,389
Teradyne	96,468	3,904
Travelport Worldwide	39,803	533
Trimble *	130,163	5,466
TTM Technologies *	82,600	1,349
Tyler Technologies *	21,790	3,986
Universal Display (A)	7,080	1,281
USA Technologies *(A)	181,405	1,578
Varonis Systems *	34,612	1,741
Vasco Data Security International *	9,514	127
Veeco Instruments *	7,300	118
Viavi Solutions *	62,963	590
Virtusa *	18,936	878
Vishay Intertechnology	7,875	172
Western Digital	10,300	812
Xerox	31,455	933
XO Group *	15,673	303
Zendesk *	103,405	3,475
Zynga, Cl A *	82,365	338

		316,272

Materials — 4.9%
Advanced Emissions Solutions (A)	5,079	46
AdvanSix *	19,936	858
Alcoa	44,676	1,854

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allegheny Technologies (A)	146,429	$3,334
American Vanguard	8,618	171
Avery Dennison	4,658	532
Bemis	18,875	886
Berry Global Group *	16,726	1,000
Cabot	59,730	3,658
Carpenter Technology	29,606	1,463
Celanese, Cl A	13,330	1,429
Cleveland-Cliffs *(A)	99,196	661
Coeur Mining *	3,660	28
Crown Holdings *	37,300	2,228
Domtar (A)	36,200	1,746
Eagle Materials	14,415	1,613
Eastman Chemical	38,300	3,538
Ferro *	34,542	876
Ferroglobe *	190,100	798
Flotek Industries *(A)	26,680	126
FMC	24,789	2,340
FutureFuel	53,648	805
Glatfelter	39,200	815
Gold Resource	8,965	36
Graphic Packaging Holding	209,965	3,215
H.B. Fuller	14,385	814
Haynes International	8,000	256
Hecla Mining	31,208	117
Huntsman	101,486	3,243
Ingevity *	46,039	3,664
Innophos Holdings	22,509	1,043
Kaiser Aluminum	7,848	760
KapStone Paper and Packaging	37,613	836
Louisiana-Pacific *	19,500	538
Materion	20,790	1,017
Olin	73,389	2,616
OMNOVA Solutions *	24,383	261
Owens-Illinois *	68,700	1,664
PPG Industries	9,432	1,102
Reliance Steel & Aluminum	31,441	2,472
Royal Gold	4,231	350
Schweitzer-Mauduit International	12,900	584
Sensient Technologies	23,965	1,858
Silgan Holdings	22,220	642
Sonoco Products	32,281	1,727
Steel Dynamics	30,804	1,186
Stepan	2,850	237
Summit Materials, Cl A *	232,211	7,143
Tahoe Resources	22,615	100
Tredegar	1,587	31
Trinseo	52,998	3,911
Tronox, Cl A	60,092	1,375
United States Steel (A)	61,447	1,777
US Concrete *(A)	36,032	2,913
Valvoline	111,089	2,739

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Venator Materials *(A)	60,981	$1,342
Westlake Chemical	16,247	1,591
WestRock	13,600	849
WR Grace	23,598	1,730

		86,544

Real Estate — 5.5%
Agree Realty ‡	13,113	648
Alexander’s ‡	1,979	837
Alexandria Real Estate Equities ‡	15,308	1,945
American Campus Communities ‡	61,102	2,589
Apartment Investment & Management, Cl A ‡	14,831	654
Ashford Hospitality Prime	3,000	28
Ashford Hospitality Trust	83,700	545
Brixmor Property Group ‡	58,101	1,050
Camden Property Trust ‡	19,705	1,799
CBL & Associates Properties ‡(A)	70,700	398
Cedar Realty Trust	54,700	327
Chatham Lodging Trust	37,400	849
City Office	50,800	673
Columbia Property Trust ‡	77,247	1,759
CoreCivic ‡	8,154	192
CoreSite Realty ‡	53,734	6,098
Corporate Office Properties Trust ‡	46,753	1,418
CyrusOne ‡	22,325	1,356
DCT Industrial Trust ‡	4,917	296
DDR ‡	406,649	3,103
DiamondRock Hospitality ‡	163,720	1,832
Douglas Emmett ‡	4,392	177
Duke Realty ‡	114,722	3,227
Education Realty Trust ‡	23,490	859
EPR Properties ‡	5,425	368
Equinix ‡	2,232	1,037
Equity Commonwealth *‡	70,901	2,131
First Industrial Realty Trust ‡	28,141	916
Forest City Realty Trust, Cl A ‡	54,346	1,302
Four Corners Property Trust ‡	52,093	1,360
Franklin Street Properties ‡	74,400	810
GEO Group ‡	16,931	449
Getty Realty	82,830	2,357
Government Properties Income Trust ‡	62,900	1,173
Gramercy Property Trust ‡	18,233	520
Healthcare Realty Trust ‡	7,062	231
Highwoods Properties ‡	6,285	319
Hospitality Properties Trust ‡	124,651	3,738
Host Hotels & Resorts ‡	50,510	1,000
InfraREIT	24,866	525
Invitation Homes ‡	30,782	725
iStar Financial *‡	4,950	57
Jones Lang LaSalle	9,088	1,386
Kennedy-Wilson Holdings	27,200	521
Kilroy Realty ‡	12,124	914

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimco Realty ‡	61,027	$1,130
LaSalle Hotel Properties ‡	60,788	1,729
Lexington Realty Trust ‡	266,913	2,792
Liberty Property Trust ‡	20,694	929
Mack-Cali Realty ‡	118,974	2,633
MedEquities Realty Trust	31,100	349
Medical Properties Trust ‡	249,408	3,414
Mid-America Apartment Communities ‡	9,780	1,002
Monmouth Real Estate Investment, Cl A ‡	14,807	264
National Retail Properties ‡	6,432	264
National Storage Affiliates Trust ‡	104,225	2,777
Omega Healthcare Investors ‡(A)	67,900	1,823
Outfront Media ‡	13,251	311
Park Hotels & Resorts ‡	154,363	4,507
Piedmont Office Realty Trust, Cl A ‡	55,300	1,103
Rayonier ‡	20,308	641
RE/MAX Holdings, Cl A	7,248	387
Rexford Industrial Realty ‡	99,175	3,111
RLJ Lodging Trust ‡	17,632	382
Sabra Health Care ‡	60,000	1,154
Select Income ‡	94,861	2,380
Senior Housing Properties Trust ‡	105,300	2,016
Seritage Growth Properties ‡	3,550	144
Sun Communities ‡	8,499	791
Sunstone Hotel Investors ‡	113,123	1,890
Terreno Realty ‡	1,544	58
Tier ‡	23,326	467
Urstadt Biddle Properties, Cl A	6,238	148
VEREIT ‡	193,700	1,511
Weingarten Realty Investors ‡	5,867	193
Xenia Hotels & Resorts ‡	145,145	3,192

		97,990

Telecommunication Services — 0.2%
Cogent Communications Holdings	12,229	573
IDT, Cl B	4,956	78
Telephone & Data Systems	9,390	260
Vonage Holdings *	188,020	1,914

		2,825

Utilities — 3.2%
ALLETE	28,852	2,323
Alliant Energy	39,705	1,791
American States Water	9,003	519
Atmos Energy	15,891	1,467
Avista (A)	22,848	1,187
Cadiz *(A)	5,273	72
Connecticut Water Service (A)	4,514	286
DTE Energy	12,413	1,435
Edison International	15,568	1,265
El Paso Electric	16,933	1,031
Evoqua Water Technologies *	75,608	1,636

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy	61,100	$2,086
Great Plains Energy	130,138	4,465
Hawaiian Electric Industries	75,175	2,883
IDACORP	18,232	1,802
MGE Energy	16,625	1,097
Middlesex Water	12,541	578
NorthWestern	16,174	1,039
OGE Energy	52,662	1,883
ONE Gas	38,993	3,090
Pinnacle West Capital	62,148	5,706
PNM Resources	23,742	1,080
Portland General Electric	77,897	3,867
PPL	24,283	890
SCANA	17,100	738
SJW	21,687	1,478
Spark Energy, Cl A (A)	29,229	365
UGI	95,730	4,692
Unitil	15,468	808
Vistra Energy (A)	165,900	3,136
Westar Energy, Cl A	16,404	939
WGL Holdings	3,714	314
		55,948

Total Common Stock (Cost $1,340,433) ($ Thousands)		1,694,669

EXCHANGE TRADED FUNDS — 0.1%

Exchange Traded Fund — 0.1%
iShares Russell 2000 Value Fund (A)	9,104	1,163
iShares Russell Mid-Capital Value ETF	9,269	821

		1,984

Total Exchange Traded Funds (Cost $1,833) ($ Thousands)		1,984

	Number of Rights

RIGHTS — 0.0%
Dyax, Expires 12/31/2019	59,546	–

Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	85

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Small/Mid Cap Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 15.8%
SEI Liquidity Fund, L.P. 1.170% **†(B)	279,450,640	$279,428

Total Affiliated Partnership (Cost $279,450) ($ Thousands)		279,428

CASH EQUIVALENT — 4.7%

SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	82,365,334	82,365

Total Cash Equivalent (Cost $82,365) ($ Thousands)		82,365

Total Investments — 116.6% (Cost $1,704,081) ($ Thousands)		$2,058,446

Percentages are based on Net Assets of $1,764,900 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $274,127 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $279,428 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,694,669	$–	$–	$1,694,669
Exchange Traded Funds	1,984	–	–	1,984
Rights	–	–	–	–
Affiliated Partnership	–	279,428	–	279,428
Cash Equivalent	82,365	–	–	82,365

Total Investments in Securities	$1,779,018	$279,428	$–	$2,058,446

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 236,581	$ 305,383	$ (262,509)	$ (7)	$ (20)	$ 279,428	$ 545
SEI Daily Income Trust, Government Fund, CI F	60,132	392,941	(370,708)	—	—	82,365	303

Totals	$ 296,713	$ 698,324	$ (633,217)	$ (7)	$ (20)	$ 361,793	$ 848

The accompanying notes are an integral part of the financial statements.

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.8%

Consumer Discretionary — 9.2%
Aaron’s	17,558	$662
AMC Networks, Cl A *	16,638	858
Aramark	102,213	4,354
AutoZone *	5,600	3,846
Bed Bath & Beyond	103,549	2,318
Best Buy	35,872	2,138
Big Lots	18,029	1,066
BJ’s Restaurants	1,913	68
Bridgepoint Education, Cl A *	16,213	148
Brinker International	99,200	3,644
Brunswick	20,612	1,141
Cable One	844	580
Canadian Tire, Cl A	63,700	8,061
Carnival, Cl A	12,167	799
Cheesecake Factory	11,923	585
Children’s Place	24,100	3,203
Churchill Downs	2,831	665
Cogeco Communications	13,400	958
Comcast, Cl A	192,500	7,226
Cooper-Standard Holdings *	4,374	551
Cracker Barrel Old Country Store	3,215	503
Dana Holdings	66,447	2,195
Darden Restaurants	96,269	8,117
Del Frisco’s Restaurant Group *	3,767	55
Denny’s *	5,731	78
Fiat Chrysler Automobiles *	16,230	278
Foot Locker	53,700	2,301
Gap	24,856	803
General Motors	3,700	159
Golden Entertainment *	1,861	64
Graham Holdings, Cl B	1,853	1,080
H&R Block	35,918	940
Hilton Grand Vacations *	63,335	2,532
HSN	41,600	1,691
Jack in the Box	168	17
John Wiley & Sons, Cl A	9,579	567
Kohl’s	74,400	3,569
Lear	13,399	2,424
Live Nation *	55,427	2,515
Lowe’s	2,304	192
Macy’s	42,600	1,014
Magna International, Cl A	4,630	259
McDonald’s	56,801	9,768
Michael Kors Holdings *	9,495	555
MSG Networks *	34,615	618
Murphy USA *	88,400	6,970
News	85,733	1,385
NVR *	1,674	5,817
Office Depot	97,888	320
Sally Beauty Holdings *	137,600	2,346
Scripps Networks Interactive, Cl A	70,000	5,729

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Six Flags Entertainment	911	$60
Target	204,400	12,244
Texas Roadhouse, Cl A	2,218	113
Ulta Beauty *	23,664	5,247
Visteon *	2,888	380
Walt Disney	120,258	12,605
Yum China Holdings	76,298	3,115

		141,496

Consumer Staples — 15.6%
Altria Group	194,731	13,209
Blue Buffalo Pet Products *	10,412	320
Bunge	31,607	2,115
Calavo Growers	7,040	538
Cal-Maine Foods *	3,702	184
Campbell Soup	187,800	9,258
Church & Dwight	21,204	998
Clorox	15,400	2,145
Coca-Cola	44,816	2,051
Colgate-Palmolive	67,161	4,866
Costco Wholesale	49,011	9,039
CVS Health	131,500	10,073
Dr. Pepper Snapple Group	71,294	6,430
Flowers Foods	135,154	2,700
Fresh Del Monte Produce	127,821	6,225
Hershey	52,282	5,800
Hostess Brands, Cl A *	29,193	410
Ingredion	60,615	8,394
J&J Snack Foods	3,485	527
JM Smucker	72,100	8,412
Kellogg	141,500	9,362
Kimberly-Clark	52,333	6,267
Kroger	261,800	6,770
Lamb Weston Holdings	33,902	1,843
Lancaster Colony	1,878	250
McCormick	38,749	3,959
Medifast	1,213	83
Metro, Cl A	44,300	1,390
Monster Beverage *	2,917	183
National Beverage *	5,114	558
Nu Skin Enterprises, Cl A	3,242	220
PepsiCo	108,288	12,618
Philip Morris International	81,680	8,393
Pilgrim’s Pride *	20,364	747
Pinnacle Foods	23,128	1,347
Procter & Gamble	111,635	10,046
Sanderson Farms	63,794	10,825
Sprouts Farmers Market *	14,718	344
Sysco	104,786	6,049
Turning Point Brands	7,507	131
Tyson Foods, Cl A	261,552	21,513
Universal	7,379	394

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	87

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Foods Holding *	255,884	$7,451
USANA Health Sciences *	7,452	534
Vector Group	24,339	547
Walgreens Boots Alliance	97,300	7,080
Wal-Mart Stores	277,751	27,006

		239,604

Energy — 2.0%
Andeavor	7,946	838
Antero Resources *	203,160	3,860
Baker Hughes A GE	42,914	1,276
ConocoPhillips	3,931	200
ExxonMobil	152,793	12,726
Marathon Petroleum	39,936	2,501
Midstates Petroleum *	15,506	257
Par Petroleum *	59,668	1,239
Renewable Energy Group *	3,365	38
Valero Energy	98,909	8,469

		31,404

Financials — 14.7%
Aflac	70,724	6,198
AGNC Investment ‡	79,200	1,576
Allstate	164,187	16,855
American Financial Group	73,612	7,734
American National Insurance	2,171	272
Arch Capital Group *	59,213	5,607
Argo Group International Holdings	4,488	275
Assurant	3,667	370
Assured Guaranty	33,686	1,223
Atlas Financial Holdings *	7,056	141
Axis Capital Holdings	115,947	6,074
B. Riley Financial	4,904	88
Baldwin & Lyons, Cl B	1,222	30
Bank of NT Butterfield & Son	32,444	1,291
BankUnited	22,986	856
BB&T	51,900	2,565
BCB Bancorp	1,053	15
Berkshire Hathaway, Cl B *	131,497	25,380
BOK Financial	6,775	603
Canadian Imperial Bank of Commerce	65,200	5,979
Capitol Federal Financial	25,345	356
CBOE Holdings	72,836	8,990
Charter Financial	2,061	38
Chimera Investment ‡	4,448	81
Civista Bancshares	2,063	47
CME Group, Cl A	35,997	5,383
CNO Financial Group	7,082	179
Community Bankers Trust *	12,396	108
Community Financial	121	4
Equity Bancshares, Cl A *	690	24
Erie Indemnity, Cl A	2,730	338

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essent Group *	18,412	$815
Evercore, Cl A	2,650	230
Everest Re Group	67,678	14,862
Farmers Capital Bank	5,398	222
First Bancshares	986	33
First Business Financial Services	6,094	142
First Foundation *	6,327	121
FNB Bancorp	1,678	61
FNF Group	9,075	367
Genworth MI Canada	22,800	764
Global Indemnity *	2,058	89
Granite Point Mortgage Trust ‡	37,614	675
Green Dot, Cl A *	10,558	653
Greenlight Capital Re, Cl A *	555	12
Hingham Institution for Savings	525	120
Houlihan Lokey, Cl A	5,826	260
Howard Bancorp *	840	18
Intercontinental Exchange	25,864	1,848
International FCStone *	2,463	108
Investar Holding	568	13
Kingstone	4,620	90
LPL Financial Holdings	32,324	1,676
Malvern Bancorp *	301	8
MFA Financial ‡	1,093,474	8,748
Moelis, Cl A	476	23
MTGE Investment ‡	28,418	527
National Bank of Canada	73,600	3,632
National Commerce *	3,690	153
National General Holdings	14,985	317
New Mountain Finance	316,100	4,473
Nicolet Bankshares *	4,522	262
NMI Holdings, Cl A *	11,734	200
Northeast Bancorp	12,337	304
Norwood Financial	322	10
Old Line Bancshares	8,761	265
Old Republic International	6,728	141
Old Second Bancorp	9,678	130
PennyMac Financial Services, Cl A *	10,449	221
Peoples Bancorp of North Carolina	390	14
ProAssurance	7,070	437
Progressive	197,463	10,501
Prudential Financial	21,268	2,464
Reinsurance Group of America, Cl A	74,429	12,061
RenaissanceRe Holdings	25,839	3,428
S&P Global	16,298	2,697
Safety Insurance Group	5,732	472
Southern First Bancshares *	1,010	43
Starwood Property Trust ‡	313,000	6,786
Stewart Information Services	3,485	141
Third Point Reinsurance *	47,335	802
Timberland Bancorp	9,702	279
Toronto-Dominion Bank	140,900	8,010

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Travelers	127,700	$17,312
Triumph Bancorp *	1,315	44
Two Harbors Investment ‡	198,458	3,175
United Security Bancshares	569	6
Unity Bancorp	3,935	82
Unum Group	58,774	3,328
US Bancorp	60,679	3,346
Validus Holdings	126,900	6,241
Virtu Financial, Cl A	13,756	224
Voya Financial	50,802	2,245
Walker & Dunlop *	1,257	62
Waterstone Financial	5,218	99

		225,572

Health Care — 15.4%
AbbVie	33,300	3,227
Aetna	55,922	10,076
Agilent Technologies	21,247	1,471
AmerisourceBergen	36,987	3,137
Amgen	20,800	3,654
Amphastar Pharmaceuticals *	11,953	234
Anthem	29,200	6,861
Baxter International	187,941	12,316
Biogen *	3,493	1,125
Bio-Rad Laboratories, Cl A *	27,438	7,444
Bristol-Myers Squibb	38,324	2,422
Bruker	11,562	407
Cambrex *	3,978	194
Cardinal Health	41,600	2,462
Catalent *	52,050	2,071
Centene *	4,476	457
Chemed	7,229	1,778
Cigna	19,962	4,227
Danaher	1,789	169
DaVita HealthCare Partners *	16,724	1,021
Eli Lilly	39,535	3,346
Emergent Biosolutions *	4,222	186
Enzo Biochem *	33,146	325
Express Scripts Holding *	96,177	6,269
Gilead Sciences	111,527	8,340
Haemonetics *	9,023	522
HealthSouth	3,998	200
Heska *	4,536	389
Humana	48,956	12,771
ICON *	17,721	2,070
ICU Medical *	3,236	691
IDEXX Laboratories *	41,538	6,497
Integra LifeSciences Holdings *	17,643	858
Jazz Pharmaceuticals *	2,568	359
Johnson & Johnson	284,299	39,611
Laboratory Corp of America Holdings *	22,735	3,598
LeMaitre Vascular	10,713	353

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ligand Pharmaceuticals *	1,956	$258
Magellan Health Services *	1,912	162
Mallinckrodt *	8,088	177
Masimo *	5,483	487
McKesson	9,287	1,372
Merck	435,483	24,069
Mettler Toledo International *	1,189	748
Mylan *	28,672	1,047
Myriad Genetics *	3,737	129
Owens & Minor	60,888	1,165
Pfizer	738,608	26,782
PRA Health Sciences *	5,287	436
Prestige Brands Holdings *	9,159	414
Quest Diagnostics	91,815	9,040
Tactile Systems Technology *	9,737	290
Taro Pharmaceuticals Industries *	4,807	516
Teleflex	5,123	1,360
UnitedHealth Group	43,363	9,894
Utah Medical Products	4,830	394
Varex Imaging *	5,754	213
Vertex Pharmaceuticals *	9,581	1,382
Vocera Communications *	15,280	448
Waters *	6,070	1,197
WellCare Health Plans *	1,557	332
Zoetis, Cl A	35,916	2,596

		236,046

Industrials — 6.5%
3M	2,828	688
Advanced Disposal Services, Cl A *	24,341	568
Blue Bird *	11,098	216
Boeing	35,385	9,795
Brink’s	261	21
BWX Technologies	1,185	74
Deere	32,300	4,840
Delta Air Lines	12,095	640
Expeditors International of Washington	22,800	1,477
FedEx	40,000	9,258
Forrester Research	9,692	450
Honeywell International	2,764	431
Huntington Ingalls Industries	249	60
Lockheed Martin	14,611	4,663
Manpowergroup	10,248	1,321
Moog, Cl A *	7,301	614
MSC Industrial Direct, Cl A	9,428	849
Nexeo Solutions *	8,972	71
Northrop Grumman	7,775	2,390
Old Dominion Freight Line	2,948	381
Omega Flex	217	14
Owens Corning	29,077	2,569
Raytheon	44,900	8,583
Republic Services, Cl A	169,155	10,985

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	89

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryder System	14,119	$1,165
Southwest Airlines	36,591	2,220
Spirit AeroSystems Holdings, Cl A	25,064	2,112
United Parcel Service, Cl B	17,550	2,131
United Technologies	92,000	11,173
Waste Management	236,240	19,431

		99,190

Information Technology — 13.0%
Adobe Systems *	2,218	403
Alphabet, Cl A *	1,321	1,369
Amdocs	332,633	21,718
Amkor Technology *	53,137	562
Appfolio, Cl A *	4,566	197
Apple	110,201	18,938
Aspen Technology *	39,110	2,617
Atlassian, Cl A *	8,337	389
AVX	471,700	8,557
Black Knight *	2,782	125
Booz Allen Hamilton Holding, Cl A	97,977	3,791
CA	163,847	5,418
Cadence Design Systems *	56,260	2,470
CDW	5,693	399
Cisco Systems	466,400	17,397
Citrix Systems *	29,172	2,556
Cognizant Technology Solutions, Cl A	30,858	2,230
CommVault Systems *	966	52
Convergys	184,400	4,551
Corning	138,500	4,486
CSG Systems International	110,840	5,086
Dell Technologies, Cl V *	103,424	8,092
DST Systems	578	36
eBay *	63,568	2,204
Electronic Arts *	6,564	698
F5 Networks *	39,414	5,289
Harris	2,217	320
HP	34,194	733
Intel	342,200	15,344
International Business Machines	81,000	12,472
Intuit	16,021	2,519
Jabil	77,973	2,250
Kla-Tencor	64,700	6,615
Micron Technology *	12,318	522
Microsoft	27,424	2,308
Motorola Solutions	104,849	9,867
Oracle	178,406	8,753
PayPal Holdings *	13,272	1,005
RealPage *	8,678	394
Square, Cl A *	42,352	1,661
Sykes Enterprises *	4,403	140
Synopsys *	28,618	2,587
TE Connectivity	23,252	2,196

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradyne	15,658	$634
Upland Software *	98	2
VeriSign *	21,972	2,529
Vishay Intertechnology	55,570	1,217
Western Union	267,400	5,265

		198,963

Materials — 1.9%
AdvanSix *	13,166	567
Alcoa *	7,787	323
Avery Dennison	39,800	4,542
Bemis	82,500	3,871
Berry Global Group *	14,284	854
Cabot	16,312	999
Celanese, Cl A	17,401	1,866
Crown Holdings *	109,300	6,528
LyondellBasell Industries, Cl A	23,426	2,453
Royal Gold	808	67
Silgan Holdings	119,800	3,460
Sonoco Products	47,300	2,531
Trinseo	21,535	1,589

		29,650

Real Estate — 3.9%
American Homes 4 Rent, Cl A	8,484	182
Annaly Capital Management ‡	755,709	8,819
Anworth Mortgage Asset ‡	50,060	281
Apollo Commercial Real Estate Finance ‡	309,803	5,778
Apple Hospitality	109,087	2,125
Capstead Mortgage ‡	62,518	567
CBRE Group, Cl A *	56,842	2,465
City Office	5,302	70
Columbia Property Trust	3,331	76
Corporate Office Properties Trust	36,364	1,103
Cousins Properties	37,024	332
Easterly Government Properties	29,977	635
Four Corners Property Trust	14,364	375
FRP Holdings *	535	24
Gaming and Leisure Properties	38,605	1,402
Getty Realty	2,413	69
Great Ajax ‡	6,706	96
Hospitality Properties Trust	24,497	735
Host Hotels & Resorts ‡	38,494	762
InfraREIT	11,897	251
Invesco Mortgage Capital ‡	6,836	121
Jernigan Capital	1,350	28
Liberty Property Trust	41,686	1,871
Mack-Cali Realty	14,019	310
Marcus & Millichap *	2,950	94
Maui Land & Pineapple *	7,605	123
Mid-America Apartment Communities	41,200	4,221
National Health Investors	68,200	5,320

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omega Healthcare Investors	81,500	$2,188
Outfront Media	860	20
Owens Realty Mortgage ‡	2,920	47
Piedmont Office Realty Trust, Cl A	226,600	4,518
Prologis	8,359	554
PS Business Parks	8,627	1,144
Retail Properties of America, Cl A	313,500	4,094
RMR Group	4,566	275
Ryman Hospitality Properties	10,270	714
Select Income	7,916	199
Senior Housing Properties Trust	276,743	5,300
Sunstone Hotel Investors	17,109	286
Sutherland Asset Management ‡	14,223	225
Terreno Realty	31,255	1,175
Tier	8,306	166
UMH Properties	5,539	85
Xenia Hotels & Resorts	29,874	657

		59,882

Telecommunication Services — 4.8%
AT&T	555,837	20,221
BCE	125,300	6,005
China Mobile ADR	87,300	4,438
NTT DOCOMO ADR	135,700	3,497
Rogers Communications, Cl B	7,307	379
SK Telecom ADR	207,600	5,697
TELUS	180,269	6,670
Verizon Communications	541,577	27,561

		74,468

Utilities — 11.8%
AES	111,806	1,183
ALLETE	13,543	1,090
American Electric Power	272,868	21,183
Black Hills	2,190	128
California Water Service Group	3,158	144
CenterPoint Energy	166,208	4,988
Chesapeake Utilities	13,566	1,161
CMS Energy	92,443	4,613
Consolidated Edison	113,700	10,124
DTE Energy	37,600	4,345
Edison International	159,509	12,963

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
El Paso Electric	19,953	$1,215
Entergy	172,626	14,929
Exelon	560,339	23,372
FirstEnergy	247,600	8,453
Hawaiian Electric Industries	61,343	2,353
IDACORP	16,624	1,643
MGE Energy	3,791	250
New Jersey Resources	572	26
NextEra Energy	63,185	9,986
Northwest Natural Gas	10,385	718
NorthWestern	13,494	867
NRG Yield, Cl A	5,061	95
OGE Energy	4,423	158
PG&E	84,962	4,608
Pinnacle West Capital	46,558	4,275
PNM Resources	9,426	429
Portland General Electric	53,776	2,669
PPL	260,216	9,542
Public Service Enterprise Group	341,073	18,097
RGC Resources	373	10
SJW	3,114	212
Southwest Gas Holdings	14,273	1,227
Spire	3,179	261
UGI	34,704	1,701
Unitil	13,129	686
Vectren	96,509	6,707
Vistra Energy *	136,206	2,574
Xcel Energy	43,514	2,246

		181,231

Total Common Stock (Cost $1,209,920) ($ Thousands)		1,517,506

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	56,090,262	56,090

Total Cash Equivalent (Cost $56,090) ($ Thousands)		56,090

Total Investments in Securities —102.5% (Cost $1,266,010) ($ Thousands)		$1,573,596

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	36	Dec-2017	$4,736	$4,766	$30

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	91

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

U.S. Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $1,535,159 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

ADR	— American Depositary Receipt

Cl	— Class

S&P	— Standard & Poor’s

Ser	— Series

As of November 30, 2017, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$32,607	$333,892	$(310,409)	$56,090	$198

The accompanying notes are an integral part of the financial statements.

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.1%

Australia — 2.4%
AGL Energy	500,561	$9,534
Aurizon Holdings	368,689	1,482
AusNet Services	702,805	1,002
Coca-Cola Amatil	217,852	1,318
Cochlear	7,470	1,027
CSL	71,791	7,841
Elders	42,836	223
Flight Centre Travel Group	27,315	930
Insurance Australia Group	38,715	211
LendLease Group	127,258	1,546
Mirvac Group ‡	1,783,100	3,314
Orica	44,147	573
Qantas Airways	99,924	433
Rio Tinto	17,821	967
Sonic Healthcare	65,024	1,106
South32	935,414	2,318
Stockland ‡	29,513	106
Telstra	2,697,120	7,054
Treasury Wine Estates	19,390	233
Wesfarmers	184,141	6,161
Woolworths	33,830	694

		48,073

Austria — 0.8%
Agrana Beteiligungs	2,544	307
Erste Group Bank	30,768	1,344
EVN	2,534	44
Flughafen Wien	5,554	222
Oberbank	489	48
Oesterreichische Post	110,402	4,983
OMV	11,828	741
Raiffeisen International Bank Holding	12,341	435
Telekom Austria, Cl A	83,589	806
Verbund, Cl A	39,270	932
Vienna Insurance Group	5,532	163
Voestalpine	110,326	6,429

		16,454

Belgium — 0.6%
Bekaert	34,009	1,416
bpost	146,302	4,528
Colruyt	60,953	3,230
Elia System Operator	8,026	472
Proximus	63,463	2,176
UCB	10,698	800

		12,622

Bermuda — 0.0%
Arch Capital Group *	1,370	130

Canada — 5.3%
Artis ‡	27,800	304
Atco, Cl I	63,061	2,256

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Montreal	115,593	$8,907
Bank of Nova Scotia	71,000	4,492
Barrick Gold	154,000	2,130
BCE	74,600	3,575
BTB ‡	30,900	111
Canadian ‡	19,500	688
Canadian Imperial Bank of Commerce	34,529	3,166
Canadian Tire, Cl A	67,850	8,586
Canadian Utilities, Cl A	45,255	1,371
CCL Industries, Cl B	25,345	1,176
Constellation Software	1,727	1,013
Dollarama	16,121	1,974
Dream Global ‡	110,300	1,010
Emera	43,754	1,649
Empire, Cl A	4,257	82
George Weston	39,822	3,397
Goldcorp	58,700	743
H&R ‡	64,794	1,063
Intact Financial	33,251	2,794
Killam Apartment ‡	2,900	32
Kinross Gold *	293,300	1,227
Loblaw	45,100	2,378
Metro, Cl A	156,465	4,908
Morguard ‡	6,927	74
National Bank of Canada	191,194	9,434
New Flyer Industries	45,500	1,733
Power Financial	6,700	184
RioCan ‡	63,373	1,225
Rogers Communications, Cl B	142,996	7,432
Rogers Sugar	42,342	207
Royal Bank of Canada	38,060	2,979
Shaw Communications, Cl B	245,672	5,483
TELUS	206,700	7,650
TMX Group	43,300	2,336
Toronto-Dominion Bank	112,781	6,412
True North Commercial ‡	32,100	166

		104,347

Denmark — 1.2%
Carlsberg, Cl B	51,081	6,057
Danske Bank	218,600	8,176
GN Store Nord	88,091	2,775
H Lundbeck	10,584	535
ISS	14,073	532
Matas	29,513	372
Novo Nordisk, Cl B	21,132	1,093
Royal Unibrew	20,754	1,188
Schouw	678	63
TDC	129,311	788
William Demant Holding *	90,084	2,481

		24,060

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	93

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Finland — 0.4%
Aspo	3,245	$36
DNA	7,166	128
Fortum	259,119	5,458
Kesko, Cl B	14,289	724
Olvi, Cl A	942	32
Orion, Cl B	38,662	1,430
Raisio, Cl V	8,840	39

		7,847

France — 1.4%
Aeroports de Paris	10,995	2,098
Bastide le Confort Medical	185	10
Boiron	809	73
Cie des Alpes	4,246	138
Credit Agricole	88,649	1,495
Dassault Aviation	464	714
Fountaine Pajot	345	35
Gaz de France	3,457	61
Groupe Guillin	1,886	77
Metropole Television	37,331	983
Rallye	10,053	182
Sanofi-Aventis	115,800	10,557
SES Global, Cl A	43,606	723
TOTAL	149,100	8,414
Veolia Environnement	103,983	2,639
Vilmorin & Cie	773	73

		28,272

Germany — 2.1%
Aareal Bank	67,994	3,024
Aurubis	16,930	1,405
Beiersdorf	12,632	1,505
Bijou Brigitte	1,118	69
CECONOMY	57,567	756
CTS Eventim & KGaA	7,901	384
Deutsche Lufthansa	23,005	792
Deutsche Post	75,643	3,596
Deutsche Telekom	49,968	892
Freenet	145,332	5,516
Homag Group	75	5
Hornbach Holding & KGaA	2,152	197
Indus Holding	22,300	1,651
Innogy (A)	2,939	136
KWS Saat	845	339
MAN	2,797	314
McKesson Europe	109,289	3,438
Merck KGaA	12,006	1,280
METRO *	34,417	673
Muenchener Rueckversicherungs	30,500	6,795
MVV Energie	1,870	54
Rhoen Klinikum	46,775	1,629
Salzgitter	25,110	1,290

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TAG Immobilien	173,100	$3,175
Talanx	60,400	2,489
Wuestenrot & Wuerttembergische	41,820	1,130

		42,534

Hong Kong — 3.1%
ASM Pacific Technology	233,100	3,364
BOC Hong Kong Holdings	564,500	2,865
Chevalier International Holdings	14,000	23
Chinney Investments	88,000	42
CK Asset Holdings	100,500	849
CK Infrastructure Holdings	535,925	4,561
CLP Holdings	862,191	8,812
First Pacific	467,280	349
Fountain SET Holdings	386,000	55
Guoco Group	15,000	204
Hang Lung Group	43,000	155
Hang Seng Bank	53,011	1,312
HK Electric Investments & HK Electric Investments (A)	1,071,521	985
HKT Trust & HKT	2,630,686	3,308
Hong Kong & China Gas	339,900	664
Hong Kong Aircraft Engineering	2,000	12
Hua Hong Semiconductor (A)	1,224,000	2,156
Hysan Development	62,684	337
I-CABLE Communications *	76,646	2
Kerry Properties	1,246,643	5,519
Langham Hospitality Investments and Langham Hospitality Investments	632,500	279
Li & Fung	496,000	219
Link ‡	497,538	4,445
MTR	462,343	2,726
NWS Holdings	176,989	323
Paliburg Holdings	104,000	44
PCCW	1,668,542	994
Power Assets Holdings	297,587	2,546
Regal Hotels International Holdings	240,000	182
Shangri-La Asia	165,812	374
Sun Hung Kai Properties	281,000	4,611
Sunlight ‡	143,943	98
Swire Pacific, Cl A	87,621	844
Transport International Holdings	14,000	44
WH Group (A)	3,979,859	4,243
Wheelock	109,135	752
Wing Tai Properties	18,000	12
Yue Yuen Industrial Holdings	846,000	3,039

		61,349

Ireland — 0.0%
Hibernia ‡	52,290	89
Irish Residential Properties ‡	50,199	89
Total Produce	118,138	357

		535

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Israel — 1.8%
Alrov Properties and Lodgings	1,778	$64
Amot Investments	204,241	1,210
Bank Hapoalim	1,351,918	9,231
Bank Leumi Le-Israel	1,521,925	8,456
Elbit Systems	5,688	788
Israel Discount Bank, Cl A *	388,760	1,105
Maabarot Products	1,493	28
Malam - Team	731	79
Mizrahi Tefahot Bank	380,700	6,948
Orbotech *	82,600	4,184
Paz Oil	3,506	620
Rami Levy Chain Stores Hashikma Marketing 2006	12,441	642
Shufersal	261,032	1,775
Strauss Group	24,022	502

		35,632

Italy — 0.3%
Ascopiave	80,433	357
Banca Intesa RNC	72,129	231
Banca Mediolanum	27,645	231
Hera	692,174	2,494
Iren	806,703	2,476
Orsero *	10,100	120
Parmalat	20,771	79

		5,988

Japan — 8.1%
Aeon Hokkaido	16,000	100
Ahjikan	6,100	65
Albis	900	35
Alfresa Holdings	12,100	262
Alpen	24,900	514
Amiyaki Tei	700	32
Aozora Bank	94,930	3,713
Araya Industrial	1,800	35
Asahi Holdings	17,400	309
Asante	1,800	31
Astellas Pharma	270,700	3,465
Atsugi	25,200	291
Benesse	14,200	505
Biofermin Pharmaceutical	1,300	35
Brother Industries	14,500	363
Can Do	7,816	122
Canon	68,600	2,649
Central Sports	500	18
Choushimaru	1,000	44
COMSYS Holdings	144,300	4,058
Cota	6,380	86
Daiichi Sankyo	106,095	2,578
Daiohs	2,700	34
Daisyo	6,400	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dydo Drinco	17,196	$892
Ebara Foods Industry	1,700	32
EDION	8,000	90
Eisai	12,200	698
Feed One	50,100	129
Fujitsu	340,000	2,561
Fujiya	10,700	248
Geo Holdings	78,800	1,610
Gourmet Kineya	8,000	82
HABA Laboratories	2,800	157
Hakudo	9,800	201
Heiwa Real Estate, Cl A ‡	383	320
Hitachi	86,000	646
Hoya	71,772	3,525
Idemitsu Kosan	25,500	868
Invesco Office J-Reit ‡	498	495
Itochu-Shokuhin	953	52
Itoham Yonekyu Holdings	16,000	145
Japan Airlines	165,100	6,106
Japan Post Holdings	85,800	994
Japan Tobacco	28,900	964
J-Oil Mills	2,800	101
Jolly - Pasta	1,800	26
JXTG Holdings	988,400	5,634
Kadoya Sesame Mills	1,500	94
Kakiyasu Honten	4,300	91
Kato Sangyo	20,600	746
KDDI	205,000	5,928
Keiyo	57,700	368
Key Coffee	8,300	160
KFC Holdings Japan	10,173	182
King Jim	12,500	112
Kintetsu Department Store *	1,100	37
Kisoji	1,200	29
Kohnan Shoji	171,554	3,599
Konica Minolta	19,800	196
K’s Holdings	191,100	4,963
Kuraray	144,500	2,811
Kurimoto	10,000	206
Kyokuyo	19,600	676
Kyorin	28,100	541
Kyowa Exeo	191,900	4,652
LaSalle Logiport ‡	307	310
Marubeni	219,500	1,475
Marudai Food	9,836	44
Matsuya Foods	8,830	326
McDonald’s Holdings Japan	68,500	3,006
Medipal Holdings	50,300	986
Ministop	22,467	469
Mitsubishi Gas Chemical	73,100	2,071
Mitsubishi Materials	1,900	64
Mitsubishi Tanabe Pharma	225,300	4,915

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	95

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi UFJ Lease & Finance	77,900	$448
Mitsui	150,900	2,313
Mitsui Sugar	18,600	768
Mixi	2,500	117
Miyoshi Oil & Fat	2,300	31
Mochida Pharmaceutical	7,500	546
Morozoff	700	47
Mory Industries	2,000	63
MOS Food Services	6,246	193
Mr Max	28,812	220
NAC	8,400	70
Nakamuraya	1,100	49
Nakayama Steel Works	33,200	214
Natori	5,600	102
Nichia Steel Works	13,800	41
Nihon Eslead	5,800	122
Nihon Shokuhin Kako	1,477	33
Nippon Beet Sugar Manufacturing	3,000	72
Nippon Express	6,486	416
Nippon Flour Mills	202,242	3,002
NIPPON Investment ‡	133	400
Nippon Light Metal Holdings	63,500	172
Nippon Prologis ‡	102	220
Nippon Telegraph & Telephone	309,100	16,275
Nisshin Oillio Group	16,049	497
Nissui Pharmaceutical	8,900	119
NTT DoCoMo	251,542	6,554
Ohmoto Gumi	600	28
Ohsho Food Service	10,600	473
Okinawa Electric Power	24,960	656
Ootoya Holdings	1,900	36
Oracle Japan	26,454	2,371
Osaka Gas	225,615	4,368
Otsuka	6,200	469
OUG Holdings	3,500	85
Ozu	800	16
PIA	2,400	144
Rhythm Watch	1,600	34
Rock Field	3,620	67
Sagami Chain	19,300	241
Sekisui Chemical	164,600	3,215
Senko	371,600	2,675
Senshu Ikeda Holdings	650,300	2,360
Shibusawa Warehouse	400	7
Shimachu	73,600	2,136
Showa Sangyo	1,700	44
SKY Perfect JSAT Holdings	378,000	1,697
SRS Holdings	18,700	154
ST	9,000	242
Starts Proceed Investment ‡	73	109
Starzen	7,700	373
Studio Alice	8,208	193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Bakelite	472,000	$3,889
Sumitomo Osaka Cement	694,000	3,276
Takeda Pharmaceutical	38,500	2,138
Takihyo	2,800	59
Tear	10,600	94
Toho	7,200	177
Toho Holdings	11,700	245
Tokai	2,277	96
Tokyo Gas	14,700	347
Tokyo Theatres	1,700	23
Tomoe Engineering	4,000	78
Toshiba Plant Systems & Services	194,400	3,708
Trend Micro	9,262	528
Tsumura	38,000	1,324
Unicharm	10,500	278
Vital KSK Holdings	32,600	276
WIN-Partners	17,800	201
Xebio	8,700	162
Yamaguchi Financial Group	257,300	3,098
Yellow Hat	1,100	32
Yoshinoya Holdings	49,200	821
ZERIA Pharmaceutical	5,000	97

		161,317

Luxembourg — 0.1%
RTL Group	11,656	932

Netherlands — 0.3%
ABN AMRO Group (A)	38,335	1,142
Amsterdam Commodities	2,334	68
Coca-Cola European Partners	8,478	332
ForFarmers	77,065	924
NN Group	84,098	3,699
Sligro Food Group	8,694	398

		6,563

New Zealand — 1.1%
Air New Zealand	153,989	339
Argosy Property	548,186	399
Arvida Group	55,833	48
Auckland International Airport	129,747	568
Contact Energy	851,941	3,163
EBOS Group	3,798	45
Fisher & Paykel Healthcare	321,655	2,893
Fletcher Building	977,541	4,661
Freightways	103,889	572
Genesis Energy	411,236	671
Goodman Property Trust ‡	761,810	716
Infratil	25,128	57
Kiwi Property Group ‡	1,028,479	970
Mainfreight	37,867	643
Mercury NZ	507,953	1,147
Meridian Energy	109,580	218
Metlifecare	50,429	209

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Zealand Refining	27,387	$48
Property for Industry ‡	23,622	26
Restaurant Brands New Zealand	47,634	227
Ryman Healthcare	89,763	647
Sanford	8,999	50
Spark New Zealand	926,168	2,306
Steel & Tube Holdings	33,559	48
Stride Property Group	137,248	167
Summerset Group Holdings	126,354	458
Trustpower	12,723	51
Z Energy	53,994	289

		21,636

Norway — 0.8%
Atea	13,606	182
Leroy Seafood Group	300,913	1,654
Norsk Hydro	366,632	2,509
Orkla	475,586	4,785
Telenor	281,789	6,326

		15,456

Portugal — 0.2%
Jeronimo Martins	39,857	783
REN - Redes Energeticas Nacionais	1,138,079	3,345
Sonae	237,809	289

		4,417

Singapore — 2.8%
AIMS AMP Capital Industrial ‡	39,200	39
Ascendas ‡	1,975,000	3,872
Ascendas Hospitality Trust ‡	209,700	130
BreadTalk Group	59,500	70
Cache Logistics Trust ‡	696,300	439
CapitaLand Commercial Trust ‡	1,288,648	1,809
CapitaLand Mall Trust ‡	3,052,200	4,647
CDL Hospitality Trusts ‡	269,100	330
City Developments	43,200	390
ComfortDelGro	496,119	738
Dairy Farm International Holdings	16,600	133
DBS Group Holdings	422,100	7,681
Frasers Hospitality Trust ‡	213,200	123
Frasers Logistics & Industrial Trust ‡	150,500	121
Genting Singapore	481,400	477
Hutchison Port Holdings Trust, Cl U	1,276,316	543
IREIT Global ‡	71,700	40
Jardine Matheson Holdings	3,100	194
Jardine Strategic Holdings	6,700	278
Manulife US ‡	203,500	183
Mapletree Commercial Trust ‡	771,300	916
Mapletree Greater China Commercial Trust ‡	609,600	534
Mapletree Industrial Trust ‡	1,990,100	2,911
Olam International	55,000	91
OUE	434,600	600
OUE Hospitality Trust ‡	77,400	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oversea-Chinese Banking	621,900	$5,766
Sheng Siong Group	895,000	625
Singapore Airlines	108,638	869
Singapore Airport Terminal Services	284,200	1,118
Singapore Press Holdings	463,308	950
Singapore Technologies Engineering	310,900	753
Singapore Telecommunications	475,100	1,316
Soilbuild Business Space ‡	338,300	166
SPH ‡	1,114,700	869
StarHub	607,192	1,285
Suntec ‡	86,222	131
United Overseas Bank	346,800	6,770
UOL Group	537,000	3,560
Venture	158,700	2,480
Viva Industrial Trust ‡	338,900	235
Wilmar International	515,111	1,199
Yangzijiang Shipbuilding Holdings	331,000	388

		55,816

Spain — 0.1%
Ebro Foods	65,800	1,524

Sweden — 1.2%
Axfood	101,249	1,915
Clas Ohlson, Cl B	8,223	137
Electrolux, Cl B	93,600	3,117
Essity, Cl B *	177,515	5,178
ICA Gruppen	153,281	5,567
KNOW IT	2,593	46
Swedish Match	163,417	6,207
Tele2, Cl B	28,526	367
TeliaSonera	263,983	1,163

		23,697

Switzerland — 4.0%
ABB	52,641	1,352
Adecco	559	42
Allreal Holding	9,035	1,524
Alpiq Holding	216	14
ALSO Holding	13,200	1,774
Barry Callebaut	1,826	3,394
Bell	114	50
BKW	9,657	571
Cembra Money Bank	1,824	165
Chocoladefabriken Lindt & Spruengli	9	632
Chocoladefabriken Lindt & Spruengli PC	53	314
Coca-Cola HBC	39,796	1,273
EMS-Chemie Holding	3,512	2,344
Flughafen Zuerich	9,735	2,193
Intershop Holding	697	348
Investis Holding	727	45
Kaba Holding	740	701
Kuehne + Nagel International	6,621	1,164
Mobimo Holding	230	59

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	97

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nestle	132,734	$11,365
Novartis	88,113	7,553
Orior	1,841	140
Pargesa Holding	3,022	260
Roche Holding	46,103	11,631
Romande Energie Holding	20	23
Schindler Holding	7,556	1,709
SGS	723	1,788
Siegfried Holding	617	192
Sonova Holding	21,790	3,473
Straumann Holding	1,368	1,019
Swiss Life Holding	15,700	5,279
Swiss Prime Site	27,203	2,347
Swiss Re	80,500	7,547
Swisscom	9,532	5,032
Valora Holding	4,987	1,697
Vontobel Holding	705	42

		79,056

United Kingdom — 3.8%
A.G. Barr	14,396	119
Amino Technologies	28,544	73
Auto Trader Group (A)	27,514	125
BAE Systems	825,700	6,168
BCA Marketplace	214,886	610
Britvic	417,986	4,547
Carnival	6,994	453
Central Asia Metals	68,401	237
Centrica	376,680	738
Character Group	452	3
Cranswick	11,032	479
Custodian ‡	18,811	29
Diageo	79,032	2,737
F&C UK Real Estate Investment ‡	31,314	45
GlaxoSmithKline	655,150	11,321
Grainger	72,931	277
Greggs	39,188	704
Group 4 Securicor	52,772	183
Hansteen Holdings ‡	40,571	76
Imperial Brands	54,152	2,241
Inchcape	364,700	3,678
J D Wetherspoon	224,700	3,695
JD Sports Fashion	4,180	19
John Menzies	23,503	213
Kingfisher	1,852,277	8,367
Lookers	451,200	600
Marks & Spencer Group	903,700	3,825
Merlin Entertainments (A)	1	–
National Express Group	127,187	626
QinetiQ	165,935	485
Randgold Resources	11,509	1,054
Rentokil Initial	30,621	132
Rightmove	29,592	1,613

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Mail	508,900	$3,047
Secure Income ‡	6,269	31
Softcat	34,364	241
SSE	634,127	11,745
Standard Life Investment Property Income Trust ‡	215,595	267
Tate & Lyle	448,900	4,084
Telecom Plus	14,308	231
Tritax Big Box ‡	377,080	740
WH Smith	17,775	503

		76,361

United States — 51.2%

Consumer Discretionary — 4.7%
Brinker International	37,600	1,381
Carnival, Cl A	73,057	4,795
Children’s Place	20,600	2,738
Churchill Downs	14,117	3,317
Comcast, Cl A	182,800	6,862
Cooper-Standard Holdings *	26,300	3,316
Darden Restaurants	45,478	3,835
Dick’s Sporting Goods	6,628	195
Gap	107,809	3,483
Graham Holdings, Cl B	606	353
Home Depot	36,367	6,540
Kohl’s	47,300	2,269
Live Nation *	97,689	4,433
Madison Square Garden, Cl A *	2,778	602
McDonald’s	81,745	14,058
New York Times, Cl A	26,063	490
News, Cl A	19,212	310
Omnicom Group	26,865	1,919
Playa Hotels & Resorts *	26,337	280
Priceline Group *	490	852
RCI Hospitality Holdings	12,413	409
Sally Beauty Holdings *	235,100	4,008
Scholastic	18,443	758
Service International	78,252	2,891
Target	179,500	10,752
TJX	9,340	706
Walt Disney	110,276	11,559

		93,111

Consumer Staples — 9.6%
Altria Group	91,544	6,209
Brown-Forman, Cl B	38,727	2,316
Campbell Soup	196,400	9,683
Church & Dwight	47,103	2,218
Clorox	94,535	13,168
Coca-Cola	180,557	8,264
Colgate-Palmolive	71,132	5,154
Costco Wholesale	9,364	1,727
CVS Health	188,505	14,439

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dr. Pepper Snapple Group	14,906	$1,344
Estee Lauder, Cl A	67,353	8,408
Fresh Del Monte Produce	86,961	4,235
Hershey	14,930	1,656
Ingredion	40,506	5,609
J&J Snack Foods	3,439	520
JM Smucker	70,400	8,214
Kellogg	164,334	10,872
Kimberly-Clark	27,014	3,235
Kroger	127,800	3,305
Medifast	15,204	1,042
Oil-Dri Corp of America	838	38
PepsiCo	92,635	10,794
Philip Morris International	35,828	3,681
Procter & Gamble	109,919	9,892
Sanderson Farms	27,800	4,717
Spectrum Brands Holdings	21,709	2,494
Sysco	60,037	3,466
Tyson Foods, Cl A	108,450	8,920
Universal	40,520	2,162
Vector Group	93,055	2,093
Walgreens Boots Alliance	52,964	3,854
Wal-Mart Stores	275,702	26,807

		190,536

Energy — 0.8%
ExxonMobil	70,300	5,855
Valero Energy	107,900	9,238

		15,093

Financials — 7.0%
Aflac	68,900	6,038
AGNC Investment ‡	416,688	8,292
Allstate	76,600	7,864
American Financial Group	31,700	3,330
Ares Commercial Real Estate ‡	14,214	192
Axis Capital Holdings	58,900	3,086
BankFinancial	12,211	201
BB&T	60,200	2,975
Beneficial Bancorp	17,592	298
Berkshire Hathaway, Cl B *	125,763	24,274
Blackstone Mortgage Trust, Cl A ‡	108,500	3,550
Capitol Federal Financial	30,630	431
Charter Financial	24,773	458
Chimera Investment ‡	178,600	3,268
Everest Re Group	34,100	7,488
Granite Point Mortgage Trust ‡	37,479	673
Hartford Financial Services Group	94,900	5,451
JPMorgan Chase	17,844	1,865
Kearny Financial	20,479	303
Lincoln National	57,378	4,392
MetLife	98,463	5,285
National Western Life Group, Cl A	150	53

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northfield Bancorp	11,739	$208
Northwest Bancshares	6,352	108
PNC Financial Services Group	24,500	3,444
Provident Financial Holdings	9,453	182
Prudential Financial	46,339	5,368
Reinsurance Group of America, Cl A	42,920	6,955
Starwood Property Trust ‡	216,712	4,698
Territorial Bancorp	1,769	57
Torchmark	22,323	1,983
Travelers	110,500	14,980
Two Harbors Investment ‡	197,750	3,164
Unum Group	22,339	1,265
Voya Financial	143,371	6,337
Waterstone Financial	59,003	1,115

		139,631

Health Care — 11.1%
AbbVie	109,085	10,573
Aetna	34,492	6,215
Agilent Technologies	7,309	506
AmerisourceBergen	14,391	1,221
Amgen	20,100	3,531
Anthem	46,428	10,909
Baxter International	51,948	3,404
Bio-Rad Laboratories, Cl A *	22,587	6,128
Bruker	23,910	841
Cardinal Health	31,000	1,835
Chemed	26,986	6,637
Cigna	65,787	13,929
Danaher	56,072	5,291
Gilead Sciences	120,994	9,048
Haemonetics *	18,957	1,096
HCA Healthcare *	67,000	5,695
Humana	33,004	8,609
Intuitive Surgical *	9,344	3,736
Johnson & Johnson	245,715	34,235
LifePoint Hospitals *	45,600	2,180
Masimo *	21,740	1,931
Merck	343,437	18,982
Mettler Toledo International *	8,830	5,556
National Healthcare	16,031	1,064
Owens & Minor	53,200	1,018
PerkinElmer	28,139	2,073
Pfizer	660,947	23,966
Quest Diagnostics	74,380	7,323
Teleflex	20,530	5,451
United Therapeutics *	40,313	5,240
UnitedHealth Group	12,385	2,826
Varian Medical Systems *	25,739	2,876
WellCare Health Plans *	18,871	4,019

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	99

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis, Cl A	85,672	$6,193

		224,137

Industrials — 4.3%
3M	18,104	4,402
Boeing	26,200	7,252
BWX Technologies	34,570	2,159
Deere	33,600	5,035
Expeditors International of Washington	18,356	1,189
FedEx	1,974	457
Honeywell International	38,110	5,944
Manpowergroup	33,241	4,285
Northrop Grumman	8,502	2,614
Republic Services, Cl A	235,736	15,309
United Parcel Service, Cl B	52,424	6,367
United Technologies	114,892	13,954
Waste Management	205,713	16,920

		85,887

Information Technology — 5.4%
Amdocs	208,261	13,597
Apple	104,400	17,941
AVX	14,839	269
CA	121,500	4,018
Cisco Systems	336,668	12,558
CSG Systems International	46,100	2,116
Dell Technologies, Cl V *	20,567	1,609
F5 Networks *	28,200	3,784
Harris	12,368	1,787
Intel	302,000	13,542
International Business Machines	53,800	8,284
KLA-Tencor	37,500	3,834
Mastercard, Cl A	40,035	6,024
Motorola Solutions	74,200	6,983
Sykes Enterprises *	78,300	2,492
Symantec	51,773	1,500
Synopsys *	4,234	383
Travelport Worldwide	80,407	1,077
Visa, Cl A	3,096	349
VMware, Cl A *	40,990	4,923

		107,070

Materials — 1.0%
Avery Dennison	37,900	4,325
Bemis	71,900	3,374
Kaiser Aluminum	58,637	5,680
Materion	8,471	414
Reliance Steel & Aluminum	50,130	3,941
Sonoco Products	49,900	2,670

		20,404

Real Estate — 1.7%
Annaly Capital Management ‡	1,029,028	12,009
Apollo Commercial Real Estate Finance ‡	157,800	2,943

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Getty Realty ‡	103,000	$2,931
National Health Investors ‡	50,100	3,908
NorthStar Realty Europe ‡	50,814	737
Piedmont Office Realty Trust, Cl A ‡	192,900	3,846
Select Income ‡	83,500	2,095
Senior Housing Properties Trust ‡	268,100	5,134

		33,603

Telecommunication Services — 1.6%
AT&T	235,600	8,571
BCE	189,389	9,055
Hawaiian Telcom Holdco *	2,876	91
Verizon Communications	267,200	13,598

		31,315

Utilities — 4.0%
Ameren	74,600	4,771
American Electric Power	60,900	4,728
CenterPoint Energy	80,915	2,428
Consolidated Edison	118,260	10,530
Edison International	95,600	7,769
Entergy	82,900	7,169
Eversource Energy	11,996	778
Exelon	145,641	6,075
FirstEnergy	342,500	11,693
Hawaiian Electric Industries	8,993	345
PG&E	7,798	423
Pinnacle West Capital	43,900	4,030
Public Service Enterprise Group	230,400	12,225
SCANA	52,900	2,284
Southern	78,143	4,001
Unitil	3,107	162

		79,411

		1,020,198

Total Common Stock (Cost $1,608,513) ($ Thousands)		1,854,816

PREFERRED STOCK — 0.1%

Germany — 0.1%
Henkel	9,883	1,343

Sweden — 0.0%
Akelius Residential Property	10,930	436

Total Preferred Stock (Cost $1,644) ($ Thousands)		1,779

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Number of Rights	Market Value ($ Thousands)
RIGHT — 0.0%

Portugal — 0.0%
REN - Redes Energeticas Nacionais SGPS, Expires 12/11/2017*	1,138,079	$204

Total Rights (Cost $—) ($ Thousands)		204

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F 0.890% **†	39,471,863	$39,472

Total Cash Equivalent (Cost $39,472) ($ Thousands)		39,472

Total Investments — 95.2% (Cost $1,649,629) ($ Thousands)		$1,896,271

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	258	Dec-2017	$ 10,989	$ 10,991	$ (49)
FTSE 100 Index	62	Dec-2017	6,146	6,151	(48)
Hang Seng Index	8	Dec-2017	1,507	1,502	(5)
S&P 500 Index E-MINI	347	Dec-2017	45,466	45,941	475
SPI 200 Index	33	Dec-2017	3,749	3,749	9
TOPIX Index	45	Dec-2017	7,169	7,226	33

			$ 75,026	$ 75,560	$ 415

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	USD	42	CAD	53	$(1)
Brown Brothers Harriman	12/15/17	USD	56	NOK	460	(1)
Brown Brothers Harriman	12/15/17	USD	61	AUD	80	—
Brown Brothers Harriman	12/15/17	USD	73	SGD	98	—
Brown Brothers Harriman	12/15/17	USD	88	NZD	127	—
Brown Brothers Harriman	12/15/17	USD	126	SEK	1,042	(1)
Brown Brothers Harriman	12/15/17	USD	149	DKK	929	—
Brown Brothers Harriman	12/15/17	USD	170	CHF	166	—
Brown Brothers Harriman	12/15/17	USD	175	JPY	19,458	(1)
Brown Brothers Harriman	12/15/17	USD	177	GBP	133	3
Brown Brothers Harriman	12/15/17	USD	851	EUR	713	(1)
Brown Brothers Harriman	12/15/17	NZD	16,617	USD	11,443	44
Brown Brothers Harriman	12/15/17	AUD	31,477	USD	23,992	101
Brown Brothers Harriman	12/15/17	AUD	510	USD	386	(1)
Brown Brothers Harriman	12/15/17	GBP	32,497	USD	43,410	(604)
Brown Brothers Harriman	12/15/17	SGD	35,887	USD	26,674	24
Brown Brothers Harriman	12/15/17	SGD	461	USD	342	—
Brown Brothers Harriman	12/15/17	CHF	38,631	USD	39,491	87
Brown Brothers Harriman	12/15/17	CHF	586	USD	596	(2)
Brown Brothers Harriman	12/15/17	NOK	55,447	USD	6,824	131

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	101

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	EUR	65,739	USD	78,535	$68
Brown Brothers Harriman	12/15/17	EUR	1,299	USD	1,541	(9)
Brown Brothers Harriman	12/15/17	CAD	73,793	USD	58,094	794
Brown Brothers Harriman	12/15/17	SEK	85,425	USD	10,326	60
Brown Brothers Harriman	12/15/17	SEK	1,543	USD	185	(1)
Brown Brothers Harriman	12/15/17	DKK	85,496	USD	13,722	7
Brown Brothers Harriman	12/15/17	DKK	1,693	USD	270	(2)
Brown Brothers Harriman	12/15/17	HKD	3,921	USD	502	—
Brown Brothers Harriman	12/15/17	HKD	282,186	USD	36,137	(1)
Brown Brothers Harriman	12/15/17	JPY	9,319,561	USD	83,613	245
Brown Brothers Harriman	12/15/17	JPY	153,864	USD	1,376	(1)

						$938

Percentages are based on a Net Assets of $1,992,902 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $8,787 ($ Thousands), representing 0.4% of the Net Assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PC — Participation Certificates

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,848,771	$6,045	$–	$1,854,816
Preferred Stock	1,779	–	–	1,779
Right	204	–	–	204
Cash Equivalent	39,472	–	–	39,472

Total Investments in Securities	$1,890,226	$6,045	$–	$1,896,271

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$517	$—	$—	$517
Unrealized Depreciation	(102)	—	—	(102)
Forwards Contracts *
Unrealized Appreciation	—	1,564	—	1,564
Unrealized Depreciation	—	(626)	—	(626)

Total Other Financial Instruments	$415	$938	$—	$1,353

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$28,866	$227,503	$(216,897)	$39,472	$230

The accompanying notes are an integral part of the financial statements.

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.7%

Argentina — 0.8%
MercadoLibre (A)	130,712	$35,964
Ternium ADR (A)	78,630	2,246
YPF ADR	1,416,525	32,141

		70,351

Australia — 4.0%
a2 Milk *(A)	6,051,418	35,089
Alumina	16,441,410	27,935
Aristocrat Leisure	1,057,664	17,797
Asaleo Care	641,399	750
ASX	638,525	27,859
BGP Holdings *	239,898	–
BHP Billiton	1,230,457	25,728
BHP Billiton ADR (A)	298,028	12,383
BlueScope Steel	972,710	10,136
Brambles	1,314,379	10,243
CIMIC Group ‡	134,196	5,217
Cochlear	168,251	23,131
CSR	755,709	2,651
Downer	506,364	2,716
Goodman Group ‡	1,275,820	8,446
Newcrest Mining	1,468,751	25,796
Orora	315,312	793
OZ Minerals	4,535,107	28,959
Qantas Airways	5,567,848	24,140
SEEK	358,587	5,053
South32 (A)	18,884,918	46,079

		340,901

Austria — 1.0%
Erste Group Bank	770,318	33,653
Lenzing	8,846	1,054
OMV	54,765	3,432
Raiffeisen International Bank Holding	51,416	1,813
Schoeller-Bleckmann Oilfield Equipment (A)	202,352	19,069
Voestalpine	453,771	26,443

		85,464

Belgium — 0.4%
AGFA-Gevaert *	120,446	545
Greenyard	19,579	432
Ion Beam Applications (A)	871,915	25,314
KBC Group	69,900	5,725
UCB	5,039	377

		32,393

Brazil — 1.6%
Banco Bradesco ADR	2,241,908	21,948
BM&F Bovespa	3,783,837	26,904
Cia Vale do Rio Doce ADR, Cl B	1,727,798	18,487
Cielo	1,248,258	8,746
Cielo ADR	1,459,800	10,306
EDP - Energias do Brasil	408,200	1,723

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hypermarcas	2,785,885	$28,000
Kroton Educacional	2,865,500	15,886
Suzano Papel e Celulose	116,400	624
TIM Participacoes	1,665,615	6,013

		138,637

Canada — 4.3%
Bank of Montreal	379,400	29,235
Bank of Nova Scotia	13,400	848
Canadian Imperial Bank of Commerce	309,200	28,354
Canadian Western Bank	35,300	1,003
Canfor *	35,619	735
Cascades	63,768	636
CI Financial	1,067,823	24,161
Cogeco Communications	63,300	4,523
Constellation Software	33,319	19,544
Dollarama	67,500	8,263
Empire, Cl A	157,400	3,032
Fairfax Financial Holdings	45,045	24,790
Gran Tierra Energy *	4,516,411	10,162
Industrial Alliance Insurance & Financial
Services	45,340	2,118
Interfor *	152,600	2,535
Linamar	164,500	8,906
Magna International, Cl A	427,355	24,007
Maple Leaf Foods	279,973	7,574
National Bank of Canada	12,800	632
Norbord	54,383	1,885
Premium Brands Holdings	77,000	6,367
Quebecor, Cl B	756,420	14,520
Restaurant Brands International	217,287	13,515
Ritchie Bros Auctioneers (A)	255,342	6,767
Rogers Communications, Cl B	417,831	21,686
Royal Bank of Canada	406,881	31,851
TMX Group	478,070	25,790
Toronto-Dominion Bank	541,538	30,786
TransCanada	136,700	6,566
West Fraser Timber	164,888	10,436

		371,227

Chile — 0.1%
Enel Americas ADR	78,511	771
Enel Chile ADR	226,207	1,215
Sociedad Quimica y Minera de Chile ADR (A)	144,580	7,853

		9,839

China — 2.7%
Agricultural Bank of China, Cl H	24,090,000	11,260
Alibaba Group Holding ADR *(A)	320,597	56,771
Baidu ADR *	71,035	16,948
BYD, Cl H (A)	2,190,500	19,553
BYD Electronic International	595,500	1,436
China Life Insurance, Cl H	7,919,000	25,851
China Oilfield Services, Cl H	15,452,100	14,399

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	103

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Shenhua Energy, Cl H	497,000	$1,230
China Telecom, Cl H	9,116,000	4,445
Cnpc Hong Kong	18,551,400	16,081
Ctrip.com International ADR *(A)	247,057	11,384
Momo ADR *(A)	726,768	17,442
NetEase ADR	65,958	21,681
Ping An Insurance Group of China, Cl H	1,649,500	16,361

		234,842

Colombia — 0.4%
Bancolombia ADR, Cl R (A)	462,582	17,860
Ecopetrol ADR	1,598,205	18,539

		36,399

Czech Republic — 0.1%
Komercni Banka	276,521	11,610

Denmark — 1.0%
Bavarian Nordic *	11,184	423
DSV	279,487	21,564
GN Store Nord	50,732	1,598
H Lundbeck	280,661	14,177
Novo Nordisk, Cl B	477,395	24,704
Novozymes, Cl B	254,981	13,819
Pandora	122,644	12,337

		88,622

Finland — 1.2%
Elisa, Cl A	174,490	7,110
Fortum	1,080,900	22,768
Kone, Cl B	267,480	13,790
Neste Oil	421,609	26,167
Orion, Cl B	176,467	6,529
Sampo, Cl A	225,955	11,966
Sanoma	45,013	566
Stora Enso, Cl R	387,815	5,939
UPM-Kymmene	288,104	8,679
Valmet	22,165	409

		103,923

France — 4.9%
Air France-KLM *	553,162	7,874
Air Liquide	142,649	17,869
Airbus Group	212,298	22,044
Amundi (B)	66,800	5,972
Aroundtown *	52,180	393
Bureau Veritas	475,182	12,587
CNP Assurances	363,640	8,189
Edenred	455,929	13,033
Essilor International	87,148	11,212
Gaz de France	3,043,113	53,399
Ipsen	73,756	8,993
Kering	21,070	9,362
Legrand	233,738	17,512
L’Oreal	125,658	27,798

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nexity	42,067	$2,578
Peugeot	1,079,086	22,322
Publicis Groupe	340,766	22,629
Safran	270,222	28,853
Schneider Electric	222,940	19,171
Societe Generale	337,847	17,038
Sodexo	197,770	25,844
TechnipFMC	361,888	10,295
TOTAL	503,257	28,399
Ubisoft Entertainment *	8,477	650
Veolia Environnement	867,797	22,027
Vinci	78,350	8,005

		424,048

Germany — 6.2%
adidas	36,090	7,533
Aixtron *	33,438	491
Axel Springer	8,909	704
BASF	120,855	13,535
Bayer	438,269	55,972
Beiersdorf	54,354	6,476
Borussia Dortmund GmbH & KGaA	49,532	354
Brenntag	174,752	10,872
Continental	146,742	39,122
Deutsche Boerse	575,754	65,330
Deutsche Lufthansa	999,581	34,409
Deutz	96,071	800
Evotec *(A)	204,571	2,997
Fraport Frankfurt Airport Services Worldwide	41,774	4,166
GEA Group	422,389	20,382
Gerresheimer	60,472	4,830
Heidelberger Druckmaschinen *(A)	362,712	1,279
Henkel	217,391	26,532
Hochtief (A)	102,553	18,036
Hugo Boss	261,203	21,506
Infineon Technologies	1,202,792	33,247
KION Group	199,460	16,255
Kloeckner	64,494	762
Merck KGaA	120,516	12,847
MTU Aero Engines	71,438	12,850
SAP	521,764	58,845
Siemens	186,919	25,402
Siltronic *	13,477	2,002
Software	64,666	3,546
Suedzucker	114,055	2,366
TAG Immobilien	57,744	1,059
TUI	385,454	7,077
Vonovia	321,064	15,133
Wacker Chemie	17,267	2,814

		529,531

Greece — 0.2%
Alpha Bank AE *	6,656,268	12,909

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hong Kong — 3.5%
Agile Group Holdings	818,000	$1,186
AIA Group	4,927,800	40,140
Angang Steel, Cl H	840,000	834
Anhui Conch Cement, Cl H	6,661,000	32,038
ASM Pacific Technology	193,100	2,787
Bank of China, Cl H	91,038,000	44,431
Chaoda Modern Agriculture *	52,790	2
China Aoyuan Property Group	3,116,000	1,720
China Everbright	8,400,100	18,827
China Overseas Grand Oceans Group	1,808,000	966
China Resources Cement Holdings	2,654,000	1,761
China SCE Property Holdings	3,555,000	1,560
CIFI Holdings Group	1,132,000	627
Geely Automobile Holdings	445,000	1,566
Hang Seng Bank	651,400	16,127
Hong Kong Exchanges & Clearing	1,692,656	51,260
IGG	1,264,000	1,247
Industrial & Commercial Bank of China, Cl H	3,359,000	2,624
Kingboard Chemical Holdings	513,500	2,956
Kingboard Laminates Holdings	1,298,500	2,160
Lee & Man Paper Manufacturing	514,000	605
Luye Pharma Group	28,243,731	18,750
Melco International Development	297,000	859
Melco Resorts & Entertainment ADR	223,587	5,838
Poly Property Group	1,811,000	804
Road King Infrastructure	464,000	751
Shanghai Fosun Pharmaceutical Group, Cl H	4,849,500	23,464
Sinotruk Hong Kong	1,001,000	1,114
SJM Holdings	20,593,700	16,623
Tencent Holdings	135,800	6,995
Yanzhou Coal Mining, Cl H	492,000	462
Yuexiu Property	2,158,000	392
Yuzhou Properties	2,062,000	1,021
Zhongsheng Group Holdings (A)	462,500	955

		303,452

Hungary — 0.2%
MOL Hungarian Oil & Gas	632,616	7,350
OTP Bank	253,590	9,726

		17,076

India — 1.7%
Bharat Petroleum	1,669,550	13,009
HDFC Bank	317,920	9,130
HDFC Bank ADR (A)	352,691	34,246
Hindustan Petroleum	673,746	4,345
ICICI Bank ADR	6,458,984	61,619
Indian Oil	1,354,212	8,284
Jet Airways India *	176,362	1,865
Oil & Natural Gas	469,990	1,320
Prakash Industries *	331,925	724
Reliance Industries	815,760	11,674

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SpiceJet *	516,197	$1,147

		147,363

Indonesia — 0.4%
Bank Mandiri Persero	36,779,880	20,154
Bank Rakyat Indonesia Persero	16,895,500	4,016
Indofood Sukses Makmur	18,161,600	9,853
Telekomunikasi Indonesia Persero	9,338,200	2,875

		36,898

Ireland — 0.7%
CRH	408,006	14,114
James Hardie Industries	611,944	10,044
Ryanair Holdings ADR *	274,215	33,438

		57,596

Israel — 1.1%
Bank Hapoalim	1,753,555	11,973
Bank Leumi Le-Israel	3,004,694	16,695
Check Point Software Technologies *(A)	442,651	46,164
Israel Discount Bank, Cl A *	886,629	2,520
SodaStream International *(A)	204,145	14,368

		91,720

Italy — 1.7%
Banca Intesa	8,518,271	28,616
CNH Industrial	824,840	10,732
Enel	1,442,350	9,374
EXOR	269,558	16,327
Ferrari	61,080	6,633
Fiat Chrysler Automobiles *	207,899	3,558
Hera	311,397	1,122
Juventus Football Club *(A)	685,690	577
Mediobanca	1,766,133	20,372
Prysmian	827,135	27,530
Recordati	265,284	11,942
Saras	2,187,265	5,645

		142,428

Japan — 13.5%
Asahi Glass	77,600	3,270
Benesse	54,200	1,929
Canon Marketing Japan	51,500	1,327
Capcom	56,700	1,635
Daikyo	261,300	5,123
Daito Trust Construction	162,900	29,998
Daiwa House Industry	668,300	24,748
Denso	864,700	49,116
en-japan	18,400	839
FANUC	59,500	14,985
Fujitsu	2,748,000	20,698
Furukawa Electric	147,300	7,872
Goldcrest	89,000	1,845
Haseko	507,600	7,973
Hazama Ando	543,000	4,324

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	105

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hitachi	5,000,000	$37,580
Honda Motor	118,000	3,977
Itochu	1,544,900	27,093
Japan Airlines	240,200	8,884
Japan Exchange Group	1,511,000	28,074
Japan Tobacco	1,281,800	42,763
Kanematsu	40,000	485
Kao	461,276	30,847
Kato Sangyo	8,500	308
KDDI	904,555	26,159
Kirin Holdings	203,700	4,807
Kitanotatsujin	140,400	1,381
Kokuyo	18,800	360
Konami	86,600	4,617
Koshidaka Holdings	18,200	805
Medipal Holdings	370,500	7,263
Mitsubishi	1,071,747	27,106
Mitsubishi Gas Chemical	369,100	10,455
Mitsubishi UFJ Financial Group	5,482,415	39,192
Mitsui	1,850,750	28,365
Mitsui Sumitomo Insurance Group Holdings	211,700	6,968
Mitsui Trust Holdings	403,400	15,114
Mixi	130,100	6,110
Morinaga Milk Industry	105,200	4,322
Nabtesco	430,240	17,021
Nexon	58,000	1,684
Nidec	137,000	18,820
Nihon Unisys	29,400	583
Nikon	60,100	1,205
Nippon Telegraph & Telephone	23,800	1,253
Nissan Tokyo Sales Holdings	86,600	318
Nisshin Oillio Group	38,400	1,189
NTT DoCoMo	1,043,673	27,191
Okasan Securities Group	307,000	1,896
Omron	674,600	39,907
PALTAC	46,900	2,095
PeptiDream *(A)	845,122	28,504
Pioneer *	1,211,000	2,372
Plenus	83,500	1,757
Prima Meat Packers	462,000	3,237
Rakuten	1,266,900	13,043
Recruit Holdings	1,519,209	35,635
Renesas Electronics *	2,260,328	27,927
Round One	172,100	2,666
Saizeriya	27,900	878
SBI Holdings	1,905,207	34,316
Secom	338,000	25,533
Seibu Holdings	1,203,951	21,959
Sekisui Chemical	17,300	338
Seven Bank	4,997,400	16,904
Shimano	125,100	17,438
Shimizu	679,000	7,604

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shinmaywa Industries	83,000	$804
SMC	55,500	22,529
Sony	1,193,500	55,840
Square Enix Holdings	319,400	14,669
Suzuken	50,890	2,031
Taisei	158,600	8,398
TIS	260,800	8,971
Toho Holdings	118,000	2,471
Tokai Tokyo Securities	3,094,811	20,276
Tokyo Electric Power Holdings *	2,109,700	8,557
Tokyo Electron	41,700	7,816
Toray Industries	2,661,500	25,283
Tosoh	82,500	1,846
Toyota Tsusho	522,800	19,877
Trend Micro	732,300	41,789
Ube Industries	223,300	6,564
Ulvac	9,200	627
YA-MAN (A)	132,000	2,428
Yokogawa Electric	897,600	16,712
Zenkoku Hosho	47,000	2,039

		1,161,517

Malaysia — 0.5%
CIMB Group Holdings	13,794,000	20,447
Malayan Banking	422,500	956
Nestle Malaysia	22,300	531
Petronas Chemicals Group	949,100	1,722
Press Metal Aluminium Holdings	726,500	926
Public Bank	1,849,500	9,000
Tenaga Nasional	2,559,100	9,672

		43,254

Mexico — 0.2%
Grupo Financiero Banorte, Ser O	3,391,981	19,953
Mexichem	378,363	986

		20,939

Netherlands — 4.1%
Aegon	3,252,659	20,216
ASML Holding	80,421	14,118
ASR Nederland	256,789	10,494
BE Semiconductor Industries	19,162	1,574
Euronext (B)	517,747	31,640
Heineken	562,809	57,473
Heineken Holding	317,337	30,658
Koninklijke DSM	366,949	34,490
Koninklijke Philips	452,366	17,583
PostNL	1,193,583	5,300
Randstad Holding	415,031	25,630
RELX	963,403	22,083
Royal Dutch Shell, Cl A	1,586,642	50,720
Unilever	461,305	26,602

		348,581

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Norway — 1.9%
Austevoll Seafood	43,875	$371
DnB	1,852,690	33,819
Norsk Hydro	6,446,233	44,112
Statoil	3,007,300	60,574
Statoil ADR (A)	1,179,457	23,684
Subsea 7	178,229	2,605

		165,165

Panama — 0.3%
Copa Holdings, Cl A	165,790	22,247

Peru — 0.2%
Credicorp	100,832	21,279

Poland — 0.4%
Grupa Lotos	49,760	795
KGHM Polska Miedz	788,547	23,880
Polish Oil & Gas	448,268	766
Polski Koncern Naftowy ORLEN	399,509	12,568

		38,009

Portugal — 0.6%
Banco Comercial Portugues, Cl R *	76,370,355	23,427
Galp Energia, Cl B	1,639,533	30,979

		54,406

Russia — 0.4%
Magnit PJSC GDR	406,758	10,699
Sberbank of Russia PJSC ADR	1,218,061	19,845

		30,544

Singapore — 1.1%
DBS Group Holdings	2,877,900	52,368
United Overseas Bank	2,074,686	40,500

		92,868

South Africa — 1.4%
Barloworld	239,450	2,693
Exxaro Resources	267,672	2,897
FirstRand	1,613,310	6,669
Investec	365,384	2,546
Liberty Holdings	45,812	391
MMI Holdings	982,577	1,447
Naspers, Cl N	218,863	59,454
Sappi	148,836	1,061
Sibanye Gold	13,670,997	18,835
Standard Bank Group	390,734	4,937
Telkom	513,911	1,867
Truworths International	3,235,633	19,007

		121,804

South Korea — 4.0%
E-MART	71,049	17,824
Hana Financial Group	208,540	9,080
Hanwha Chemical	14,009	378

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hyundai Mobis	77,487	$19,379
Hyundai Wia	254,182	15,833
Kia Motors	89,310	2,766
KT ADR (A)	520,469	8,119
LF	21,297	601
LG Chemical	14,170	5,449
LG Electronics	229,830	19,124
LG.Philips LCD	692,947	19,816
NAVER	49,517	36,442
POSCO	24,178	7,476
Samsung Electronics	59,805	139,786
Samsung Securities	415,529	13,942
SeAH Steel	5,154	453
Simm Tech *	143,494	339
SK Hynix	323,293	22,930
SK Innovation	40,316	7,715

		347,452

Spain — 2.2%
ACS Actividades Construcciones y Servicios	610,148	23,599
Amadeus IT Group, Cl A	629,978	45,482
Banco Bilbao Vizcaya Argentaria	4,795,640	40,942
Banco de Sabadell	11,318,516	22,850
Bankinter	1,501,525	14,506
CaixaBank	3,882,553	18,446
Industria de Diseno Textil	574,729	20,357
Repsol	279,910	5,135

		191,317

Sweden — 1.1%
Atlas Copco, Cl B	821,504	31,672
Electrolux, Cl B	196,711	6,551
Getinge, Cl B	1,289,494	23,286
Oriflame Holding	113,569	4,476
Peab	92,191	832
SSAB, Cl A *	269,896	1,274
Svenska Handelsbanken, Cl A	1,635,304	22,404

		90,495

Switzerland — 4.8%
Adecco	71,554	5,424
Allreal Holding	3,087	521
Aryzta	832,565	27,854
Cie Financiere Richemont	571,551	49,204
Coca-Cola HBC	348,779	11,159
Credit Suisse Group	2,215,287	37,407
Credit Suisse Group ADR (A)	1,406,334	23,767
Ferguson	213,408	15,397
Georg Fischer	2,408	3,169
Idorsia *	1,373,839	29,591
Logitech International	212,400	7,411
Lonza Group	154,815	40,567
Nestle	509,632	43,636
Novartis ADR (A)	383,350	32,891

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	107

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Roche Holding	128,659	$32,459
SGS	3,015	7,457
STMicroelectronics	527,649	11,927
STMicroelectronics, Cl Y	197,183	4,460
Straumann Holding	7,630	5,685
Swiss Life Holding	78,150	26,278
Vontobel Holding	12,941	781

		417,045

Taiwan — 3.6%
Acer	864,000	593
Advanced Semiconductor Engineering	16,704,864	21,716
Ardentec	336,000	438
Asia Vital Components	1,674,000	2,023
AU Optronics	12,408,000	5,292
Cheng Uei Precision Industry	629,000	1,054
China Petrochemical Development *	3,665,000	1,970
Foxsemicon Integrated Technology	63,000	466
Fubon Financial Holding	903,949	1,481
Grand Pacific Petrochemical	2,003,000	1,814
HannStar Display	1,895,000	712
Holtek Semiconductor	342,000	852
Hon Hai Precision Industry	18,026,778	60,331
Hon Hai Precision Industry GDR	1,717,327	11,441
Huaku Development	461,000	1,086
Innolux, Cl A	15,521,544	6,835
Lite-On Technology	323,475	398
Lotes	62,000	353
MediaTek	2,413,000	26,323
Pan Jit International	1,850,000	2,110
Pegatron	4,156,000	9,504
Sheng Yu Steel	764,000	732
Simplo Technology	620,000	3,543
Sunplus Technology	472,000	275
Taiflex Scientific	484,000	835
Taiwan Semiconductor Manufacturing	4,407,000	33,355
Taiwan Semiconductor Manufacturing ADR	1,482,464	58,706
TPK Holding	416,000	1,239
United Microelectronics	5,361,000	2,746
United Microelectronics ADR (A)	1,131,779	2,886
Yuanta Financial Holding	60,082,000	27,889
Zhen Ding Technology Holding	8,122,000	19,933

		308,931

Thailand — 0.3%
Amata	487,500	374
Bangchak	1,247,200	1,435
Banpu	13,914,400	7,305
Esso Thailand *	5,935,200	3,007
Fabrinet *(A)	54,646	1,744
Indorama Ventures	203,700	305
PTT Exploration & Production	415,000	1,166
Thai Oil	1,933,000	5,494

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thanachart Capital	707,300	$1,221

		22,051

Turkey — 0.6%
Akbank	6,112,808	14,103
Tekfen Holding	1,344,460	4,893
Tupras Turkiye Petrol Rafinerileri	104,353	3,239
Turkiye Halk Bankasi	4,549,359	10,366
Turkiye Is Bankasi, Cl C	4,938,720	7,823
Turkiye Vakiflar Bankasi Tao, Cl D	6,111,406	9,066
Yapi ve Kredi Bankasi	1,497,366	1,596

		51,086

United Arab Emirates — 0.3%
Aldar Properties PJSC	1,346,553	807
Dubai Islamic Bank	15,252,444	25,068

		25,875

United Kingdom — 9.4%
3i Group	160,051	1,951
Abcam	342,098	4,552
Anglo-Eastern Plantations	5,118	53
ASOS *	125,395	10,281
Associated British Foods	301,339	12,011
Babcock International Group	1,421,262	13,421
Barclays	9,608,978	25,063
Bodycote	402,070	4,720
boohoo.com *	2,725,145	6,682
Booker Group	1,379,275	4,089
BP ADR	405,536	16,250
British American Tobacco	676,285	42,856
BT Group, Cl A	8,612,503	30,322
Burberry Group	1,171,078	27,097
Capita	1,038,414	6,535
Cobham	18,333,309	31,390
Diageo	2,152,198	74,522
Experian	784,689	16,290
Ferrexpo	1,240,252	4,260
Glencore	1,211,170	5,542
Greene King	2,732,610	19,207
Hargreaves Lansdown	589,195	12,765
Howden Joinery Group	1,405,622	8,544
HSBC Holdings	3,404,823	33,790
Imperial Brands	1,398,954	57,887
Inchcape	62,995	635
Indivior	1,184,750	5,939
International Consolidated Airlines Group	627,418	5,195
Intertek Group	74,200	5,237
Investec	544,613	3,814
ITV	20,279,342	43,942
JD Sports Fashion	235,510	1,053
Just Eat *	1,533,062	16,569
Kingspan Group	322,557	13,233
NEX Group	79,947	641

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pagegroup	155,693	$992
Prudential	787,364	19,776
QinetiQ	967,075	2,824
Reckitt Benckiser Group	214,988	18,842
Redrow	86,666	708
Rio Tinto	1,238,961	58,486
Rio Tinto ADR (A)	430,144	20,604
Rolls-Royce Holdings	528,221	6,118
Royal Dutch Shell, Cl A (GBP)	120,089	3,818
RPC Group	1,485,723	18,535
Schroders	46,370	2,164
Shire	585,548	28,990
St. James’s Place	776,842	12,770
Standard Life Aberdeen	4,044,364	23,552
Tate & Lyle	196,882	1,791
Travis Perkins	1,060,738	23,078

		809,386

United States — 3.6%
BioMarin Pharmaceutical *	235,081	20,170
Carnival, Cl A	531,320	34,876
Core Laboratories (A)	245,059	24,689
Everest Re Group	111,069	24,391
ICON *	666,483	77,852
IHS Markit *	615,996	27,486
Oceaneering International	896,104	17,510
Philip Morris International	161,224	16,566
PriceSmart (A)	97,517	8,338
Schlumberger	417,026	26,210
Sea ADR	481,199	5,582
TechnipFMC	852,079	24,403

		308,073

Total Common Stock (Cost $6,354,754) ($ Thousands)		7,979,553

PREFERRED STOCK — 0.4%

Brazil — 0.4%
Braskem *	98,100	1,363
Itau Unibanco Holding	1,520,520	19,199
Itau Unibanco Holding ADR (A)	854,621	10,725
Metalurgica Gerdau	590,500	916

		32,203

Total Preferred Stock (Cost $33,165) ($ Thousands)		32,203

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 4.9%
SEI Liquidity Fund, L.P.
1.170% **†(C)	420,422,981	$420,381

Total Affiliated Partnership (Cost $420,411) ($ Thousands)		420,381

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	144,774,956	144,775

Total Cash Equivalent (Cost $144,775) ($ Thousands)		144,775

Total Investments — 99.7% (Cost $6,953,105) ($ Thousands)		$8,576,912

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	109

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Equity Ex-US Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	2,516	Dec-2017	$106,892	$107,188	$(206)
FTSE 100 Index	570	Dec-2017	56,336	56,549	(174)
Hang Seng Index	69	Dec-2017	13,017	12,951	(60)
S&P TSX 60 Index	193	Dec-2017	28,394	28,500	604
SPI 200 Index	211	Dec-2017	23,875	23,971	426
TOPIX Index	467	Dec-2017	72,782	74,992	2,072

			$ 301,296	$ 304,151	$ 2,662

Percentages are based on Net Assets of $8,603,008 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2017 (see Note 12). The total market value of securities on loan at November 30, 2017 was $408,211 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $37,612 ($ Thousands), representing 0.5% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2017 was $420,381 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GDR —Global Depository Receipt

GBP —British Pound Sterling

L.P. — Limited Partnership

PJSC —Private Joint Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,977,530	$2,023	$–	$7,979,553
Preferred Stock	32,203	–	–	32,203
Affiliated Partnership	–	420,381	–	420,381
Cash Equivalent	144,775	–	–	144,775

Total Investments in Securities	$8,154,508	$422,404	$–	$8,576,912

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,102	$—	$—	$3,102
Unrealized Depreciation	(440)	—	—	(440)

Total Other Financial Instruments	$2,662	$—	$—	$2,662

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 466,306	$ 1,108,169	$ (1,154,047)	$ (19)	$ (28)	$ 420,381	$ 1,709
SEI Daily Income Trust, Government Fund, CI F	214,334	412,032	(481,591)	—	—	144,775	936

Totals	$ 680,640	$ 1,520,201	$ (1,635,638)	$ (19)	$ (28)	$ 565,156	$ 2,645

The accompanying notes are an integral part of the financial statements.

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Argentina — 0.7%
MercadoLibre	2,454	$675
Ternium ADR	1,099	32

		707

Australia — 2.0%
a2 Milk *	43,241	251
BGP Holdings *(A)	4,500	–
BHP Billiton ADR	5,535	230
Brambles	24,702	192
Cash Converters International *	19,788	6
CIMIC Group ‡	6,512	253
Cochlear	2,403	330
Codan	3,922	7
Folkestone	5,314	5
Goodman Group ‡	34,380	228
Mineral Resources	2,345	35
SEEK	6,548	92
South32	93,307	231

		1,860

Austria — 2.1%
Erste Group Bank	9,089	397
Kapsch TrafficCom	3,230	189
OMV	7,716	484
POLYTEC Holding	1,444	34
Schoeller-Bleckmann Oilfield Equipment	3,757	354
Strabag	889	35
Voestalpine	8,427	491

		1,984

Belgium — 0.2%
KBC Group	1,890	155

Brazil — 1.0%
Banco Bradesco ADR	41,640	408
Cia Vale do Rio Doce ADR, Cl B	3,420	36
Construtora Tenda *	1,200	6
Kroton Educacional	53,700	298
TIM Participacoes	45,065	163

		911

Canada — 6.1%
Andrew Peller, Cl A	3,800	40
Bank of Montreal	2,200	169
Bank of Nova Scotia	4,200	266
BMTC Group	400	5
Calian Group	824	21
Canaccord Genuity Group	1,800	6
Canadian Imperial Bank of Commerce	400	37
Canfor *	3,211	66
Cervus Equipment	1,400	17
Cogeco	3,931	295
Cogeco Communications	1,500	107
Conifex Timber *	3,082	13

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Software	596	$350
Dollarama	1,800	220
Empire, Cl A	6,700	129
Fairfax Financial Holdings	848	467
Magna International, Cl A	12,546	705
Melcor Developments	1,600	19
National Bank of Canada	100	5
Norbord	1,462	51
Pollard Banknote	594	8
Premium Brands Holdings	1,800	149
Restaurant Brands International	4,078	254
Ritchie Bros Auctioneers	4,701	124
Rogers Communications, Cl B	8,308	431
Royal Bank of Canada	8,700	681
Toronto-Dominion Bank	11,700	665
Transat AT, Cl B *	14,862	113
TransCanada	6,500	312
West Fraser Timber	1,800	114
WestJet Airlines	235	5

		5,844

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	3,900	212

China — 2.4%
Agricultural Bank of China, Cl H	651,000	304
Alibaba Group Holding ADR *	3,636	644
Baidu ADR *	1,336	319
BYD, Cl H	40,500	362
China Life Insurance, Cl H	148,000	483
Ctrip.com International ADR *	4,603	212

		2,324

Colombia — 0.3%
Bancolombia ADR, Cl R	8,630	333

Czech Republic — 0.2%
Komercni Banka	5,136	216

Denmark — 1.6%
Arkil Holding, Cl B	44	10
Columbus	42,579	97
DSV	5,246	405
Novo Nordisk, Cl B	10,118	524
Novozymes, Cl B	4,730	256
Pandora	2,297	231

		1,523

Finland — 0.9%
Atria, Cl A	6,682	96
Elisa, Cl A	4,720	192
Kone, Cl B	4,985	257
Lemminkainen	365	9
Neste Oil	493	31
Orion, Cl B	138	5

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	111

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Restamax	1,581	$14
Sampo, Cl A	4,109	218
UPM-Kymmene	1,407	43

		865

France — 5.0%
Air France-KLM *	13,174	188
Altamir	10,858	194
Amundi (B)	1,810	162
Bigben Interactive *	5,619	90
Burelle	77	117
Cie Lebon	12	3
CNP Assurances	9,830	221
Constructions Industrielles de la Mediterranee	68	11
Derichebourg	17,193	187
Edenred	8,424	241
Essilor International	1,629	210
Esso Francaise *	594	39
Exel Industries, Cl A	164	22
HERIGE SADCS	201	9
IDI SCA	506	27
Ipsen	770	94
Kering	565	251
LDC	180	24
Legrand	4,444	333
Mersen	5,068	225
Peugeot	1,939	40
Plastivaloire	399	10
Prodware	592	8
Publicis Groupe	6,329	420
Safran	5,018	536
Savencia	75	7
Societe Generale	6,275	316
Sodexo	3,675	480
Synergie	611	32
Vetoquinol	206	13
VIEL & Cie	1,077	7
Vinci	2,120	217
Voyageurs du Monde	115	14

		4,748

Germany — 4.4%
adidas	980	204
Allianz	580	137
AUDI	37	32
BASF	2,268	254
Brenntag	3,263	203
Constantin Medien *	12,109	33
Continental	2,730	728
CropEnergies	1,562	16
Deutsche Boerse	3,980	452
Deutsche Lufthansa	16,485	567

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eckert & Ziegler	3,139	$146
FRoSTA	75	7
Highlight Communications	1,314	9
Logwin	58	10
MTU Aero Engines	1,312	236
SAP	5,367	605
Schloss Wachenheim	625	16
VERBIO Vereinigte BioEnergie	25,671	246
Vonovia	5,922	279

		4,180

Greece — 0.2%
Motor Oil Hellas Corinth Refineries	7,938	191

Hong Kong — 3.6%
AIA Group	41,200	336
Anhui Conch Cement, Cl H	130,500	628
Bank of China, Cl H	10,000	5
Changan Minsheng APLL Logistics, Cl H	10,000	7
China Construction Bank, Cl H	722,000	634
Clear Media	13,000	14
FSE Engineering Holdings	38,000	12
Guangnan Holdings	80,000	10
Hailan Holdings *	12,000	6
Hang Seng Bank	12,200	302
Hong Kong Exchanges & Clearing	13,000	394
Hop Hing Group Holdings	176,000	5
Industrial & Commercial Bank of China, Cl H	133,000	104
K Wah International Holdings	133,000	71
Lai Fung Holdings	14,400	24
Lion Rock Group	150,180	29
Lung Kee Bermuda Holdings	86,000	38
Melco Resorts & Entertainment ADR	6,047	158
Niraku GC Holdings	300,000	29
Oriental Press Group	50,000	6
Shanghai Fosun Pharmaceutical Group, Cl H	91,000	440
Tencent Holdings	3,700	191
TPV Technology	30,000	4

		3,447

Hungary — 0.3%
OTP Bank	6,850	263

India — 1.8%
HDFC Bank ADR	8,750	850
ICICI Bank ADR	53,508	510
Reliance Industries GDR (B)	11,120	311

		1,671

Indonesia — 0.5%
Bank Rakyat Indonesia Persero	456,500	109
Hexindo Adiperkasa	41,100	10
Indofood Sukses Makmur	337,000	183
Mandala Multifinance	123,200	12
Pabrik Kertas Tjiwi Kimia	109,300	26

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saratoga Investama Sedaya	31,100	$8
Telekomunikasi Indonesia Persero	302,400	93

		441

Ireland — 1.1%
CRH	7,575	262
James Hardie Industries	11,520	189
Ryanair Holdings ADR *	5,111	623

		1,074

Israel — 1.1%
Check Point Software Technologies *	3,300	344
Dor Alon Energy in Israel (1988)	400	6
Electra Consumer Products (1970)	2,450	46
Israel Discount Bank ADR	546	16
Knafaim Holdings	3,989	24
Naphtha Israel Petroleum	7,174	44
NICE Systems	3,949	342
SodaStream International *	3,440	242

		1,064

Italy — 1.7%
CNH Industrial	22,210	289
Enel	38,980	253
Ferrari	1,650	179
Fiat Chrysler Automobiles *	15,600	267
Prima Industrie	1,186	46
Prysmian	15,364	512
Servizi Italia	6,330	48

		1,594

Japan — 12.4%
Aichi Electric	2,000	60
Ainavo Holdings	5,700	59
Arata	1,800	96
AT-Group	4,000	97
Axyz	700	23
Career Design Center	2,600	52
Chubu-Nippon Broadcasting	800	6
CK-San-Etsu	1,000	29
Daihatsu Diesel Manufacturing	2,200	16
Daiwa House Industry	10,100	374
Densan	500	11
Denso	16,200	920
FANUC	1,200	302
Fujii Sangyo	600	9
Fujitsu	65,000	490
Fujitsu Frontech	700	13
Fukuda	200	12
Gakken Holdings	1,600	62
Harima-Kyowa	200	4
Haseko	11,200	176
Hitachi	99,000	744
Hokuriku Gas	700	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honda Motor	3,200	$108
Housecom	400	12
Itochu	15,300	268
Japan Exchange Group	28,400	528
JBCC Holdings	8,300	77
Kanefusa	600	5
Kawasumi Laboratories	900	7
Keiyo Gas	1,000	5
Kirin Holdings	400	10
Kitano Construction	2,000	7
Koike Sanso Kogyo	400	10
Maruzen	2,000	40
Meiko Construction	1,000	10
Mitsubishi Gas Chemical	5,700	162
Mitsubishi UFJ Financial Group	45,500	325
Mitsui Home	9,000	55
Mitsui Sumitomo Insurance Group Holdings	5,700	188
Mitsui Trust Holdings	7,600	285
New Cosmos Electric	600	8
Nexon	10,000	290
Nidec	2,700	371
Nippon Telegraph & Telephone	11,470	604
NTT DoCoMo	16,700	435
Okaya	100	9
Okinawa Cellular Telephone	1,100	39
PCA	1,000	16
Rakuten	23,800	245
Sakai Heavy Industries	1,600	62
Sankyo Frontier	1,500	38
Sato Shoji	3,400	38
Secom	6,200	468
Shimano	2,400	335
Shimizu	18,400	206
SMC	1,000	406
Sony	14,400	674
Square Enix Holdings	5,400	248
Taisei	4,200	222
TECHNO ASSOCIE	700	8
Techno Ryowa	1,000	7
Terasaki Electric	3,000	38
TIS	500	17
Tokyo Electron	1,100	206
Tomen Devices	400	12
Toray Industries	49,500	470
Toyota Motor	8,600	547
Trinity Industrial	1,000	9
Tsubakimoto Kogyo	2,700	69
Yamae Hisano	3,600	36

		11,808

Malaysia — 0.4%
AFFIN Holdings	40,600	24
Allianz Malaysia	23,600	79

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	113

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Batu Kawan	9,000	$44
I-BHD	91,600	12
Kim Loong Resources	13,200	13
Kumpulan Fima	11,100	4
Malaysian Pacific Industries	10,900	35
Petron Malaysia Refining & Marketing	30,500	87
Public Bank	1,300	6
Tenaga Nasional ADR	3,298	49
Tropicana	40,600	9

		362

Mexico — 0.5%
Bio Pappel *	18,819	22
Cia Minera Autlan	12,516	12
Grupo Financiero Banorte, Ser O	63,000	370
Rassini, Cl CP	8,586	32

		436

Netherlands — 2.8%
ASR Nederland	6,140	251
Eurocastle Investment	4,581	52
Heineken	4,857	496
Heineken Holding	4,039	390
KAS Bank	3,730	44
RELX	18,008	413
Unilever	17,727	1,022

		2,668

New Zealand — 0.0%
New Zealand Oil & Gas	9,624	5

Norway — 2.6%
Bonheur	1,888	21
DnB	34,410	628
Norsk Hydro	135,910	930
Philly Shipyard	862	8
Statoil	20,439	412
Statoil ADR	22,007	442

		2,441

Panama — 0.5%
Copa Holdings, Cl A	3,437	461

Peru — 0.5%
Credicorp	2,142	452
Empresa Siderurgica del Peru SAA *	50,198	8

		460

Philippines — 0.1%
San Miguel Pure Foods	2,520	26
Top Frontier Investment Holdings *	11,820	67

		93

Poland — 0.4%
Atal	58	1
Dom Development	1,544	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Getin Holding *	47,430	$21
Marvipol	2,923	13
PCC Rokita, Cl B	836	22
Polski Koncern Naftowy ORLEN	7,954	250
Zespol Elektrowni Patnow Adamow Konin	6,953	27

		367

Portugal — 0.0%
Novabase SGPS	10,124	36

Qatar — 0.2%
Ooredoo QSC	7,839	172

Russia — 0.9%
Magnit PJSC GDR	7,663	201
Sberbank of Russia PJSC ADR	38,313	625

		826

Singapore — 2.2%
800 Super Holdings	27,300	24
Boustead Singapore	75,900	49
DBS Group Holdings	57,900	1,054
Delong Holdings *	8,300	16
Dutech Holdings	31,100	8
Hong Leong Asia	16,900	13
Hong Leong Finance	10,400	21
Lum Chang Holdings	47,800	13
Micro-Mechanics Holdings	25,100	39
NatSteel	4,600	5
Oversea-Chinese Banking	6,500	60
Riverstone Holdings	53,300	41
Sing Investments & Finance	21,700	25
Sinostar PEC Holdings	151,800	23
Sunningdale Tech	29,000	41
Tiong Seng Holdings	66,000	19
United Industrial	91,000	230
United Overseas Bank	20,474	400
UOB-Kay Hian Holdings	17,100	17

		2,098

South Africa — 1.8%
African Oxygen	15,019	28
Alexander Forbes Group Holdings	34,222	16
Allied Electronics, Cl A *	8,379	7
Comair	16,777	7
Combined Motor Holdings	5,269	10
Hulamin	53,612	26
Invicta Holdings	1,227	5
Merafe Resources	130,761	16
MiX Telematics ADR	2,930	34
Naspers, Cl N	4,081	1,109
Standard Bank Group	33,328	421

		1,679

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

South Korea — 4.9%
Hana Financial Group	5,640	$246
Hyundai Mobis	1,439	360
LG Chemical	380	146
LG Electronics	4,087	340
LG.Philips LCD	9,926	284
NAVER	342	252
Samsung Electronics	1,109	2,592
SK Hynix	6,279	445

		4,665

Spain — 1.8%
Amadeus IT Group, Cl A	12,543	906
Banco Santander Central Hispano	936	6
Bankinter	28,342	274
Industria de Diseno Textil	10,773	382
Repsol	7,540	138

		1,706

Sweden — 2.4%
Atlas Copco, Cl B	15,458	596
Biotage	45,388	418
Getinge, Cl B	24,059	434
Proact IT Group	902	20
Svenska Handelsbanken, Cl A	30,769	422
Volvo, Cl B	19,095	364

		2,254

Switzerland — 5.4%
Cie Financiere Richemont	3,071	264
Cie Financiere Tradition	352	34
Coca-Cola HBC	6,620	212
Crealogix Holding	114	16
Credit Suisse Group	14,629	247
Credit Suisse Group ADR	26,122	441
Ferguson	3,960	286
Glarner Kantonalbank	757	25
Goldbach Group	908	32
Logitech International	5,720	200
Lonza Group	670	175
Nestle	13,569	1,162
Novartis ADR	7,121	611
Roche Holding	2,529	638
SGS	158	391
STMicroelectronics	9,017	204
Straumann Holding	210	156

		5,094

Taiwan — 4.0%
Advanced Semiconductor Engineering	309,275	402
Airmate Cayman International	61,000	50
Hon Hai Precision Industry	301,411	1,009
Hon Hai Precision Industry GDR	56,853	379
LCY Technology *	41,000	42

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pegatron	3,633	$8
Taiwan Semiconductor Manufacturing	87,000	658
Taiwan Semiconductor Manufacturing ADR	27,933	1,106
Yuanta Financial Holding	424,000	197

		3,851

Thailand — 0.6%
G Steel *	1,084,600	6
Inoue Rubber Thailand	15,100	11
Nava Nakorn	422,400	25
Noble Development	20,500	9
PTT	20,200	255
Siam Cement	14,300	209
Thai Central Chemical	6,600	9
Thai Rayon	35,400	59
Thai Stanley Electric	2,900	20

		603

Turkey — 0.6%
Akbank	200,904	463
Eregli Demir ve Celik Fabrikalari	3,471	8
Iskenderun Demir ve Celik	28,432	32
Turkiye Halk Bankasi	46,600	106

		609

United Kingdom — 9.4%
ASOS *	2,319	190
AstraZeneca	1,027	66
AstraZeneca ADR	146	5
Barclays	178,473	466
Bloomsbury Publishing	3,224	8
Bodycote	10,840	127
boohoo.com *	51,476	126
Booker Group	37,180	110
BP	22,985	152
BP ADR	9,849	395
British American Tobacco	5,098	323
Burberry Group	7,351	170
Capita	19,877	125
CML Microsystems	1,310	9
Diageo	21,615	749
Evraz	2,630	10
Exillon Energy *	6,593	9
Experian	14,852	308
Ferrexpo	37,127	128
Games Workshop Group	10,005	265
Glencore	32,740	150
Hargreaves Lansdown	11,349	246
Howden Joinery Group	26,046	158
HSBC Holdings	102,511	1,017
Indivior	17,994	90
Intertek Group	2,000	141
ITV	137,921	299
Just Eat *	28,725	311

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	115

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Screened World Equity Ex-US Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kingspan Group	5,939	$244
Morgan Sindall	1,725	32
NWF Group	8,621	18
Ocean Wilsons Holdings	760	11
Oxford Metrics	15,669	14
Pagegroup	834	5
Prudential	14,565	366
RELX	298	7
Rio Tinto	13,565	640
Rio Tinto ADR	7,989	383
Robert Walters	2,187	18
Rolls-Royce Holdings	10,299	119
Shire	10,875	538
Smith & Nephew	286	5
Softcat	7,706	54
St. James’s Place	14,293	235
Taptica international	11,470	63
Vitec Group	2,205	31

		8,936

United States — 3.4%
Avadel Pharmaceuticals ADR *	3,108	28
Carnival, Cl A	9,868	648
Core Laboratories	4,551	458
Everest Re Group	2,063	453
ICON *	13,029	1,522
PriceSmart	1,802	154
Telekom Austria ADR	664	13

		3,276

Total Common Stock (Cost $74,413) ($ Thousands)		90,513

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.6%

Brazil — 0.2%
Centrais Eletricas Santa Catarina *	7,400	$44
Itau Unibanco Holding ADR	15,820	198

		242

Germany — 0.4%
Einhell Germany	791	79
Eurokai GmbH & KGaA	241	12
KSB	237	132
Maschinenfabrik Berthold Hermle	139	62
Villeroy & Boch	2,407	56

		341

Total Preferred Stock (Cost $540) ($ Thousands)		583

	Number of Rights

RIGHTS — 0.0%
Thailand — 0.0%
G Steel, Expires 12/18/2017	542,300	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
0.890%**†	2,372,560	2,373

Total Cash Equivalent (Cost $2,373) ($ Thousands)		2,373

Total Investments in Securities— 98.3% (Cost $77,326) ($ Thousands)		$93,469

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	22	Dec-2017	$ 931	$ 937	$ (8)
FTSE 100 Index	4	Dec-2017	392	397	(5)
Hang Seng Index	2	Dec-2017	381	375	(6)
S&P TSX 60 Index	1	Dec-2017	148	148	1
SPI 200 Index	1	Dec-2017	114	114	–
TOPIX Index	3	Dec-2017	475	482	3

			$ 2,441	$ 2,453	$ (15)

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Percentages are based on Net Assets of $95,048 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $473 ($ Thousands), representing 0.50% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$90,451	$62	$–	$90,513
Preferred Stock	509	74	–	583
Right	–	–	–	–
Cash Equivalent	2,373	–	–	2,373

Total Investments in Securities	$93,333	$136	$–	$93,469

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4	$—	$—	$4
Unrealized Depreciation	(19)	—	—	(19)

Total Other Financial Instruments	$(15)	$—	$—	$(15)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$3,119	$7,022	$(7,768)	$2,373	$10

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	117

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Argentina — 0.1%
MercadoLibre	2,300	$633

Australia — 0.7%
AGL Energy	54,785	1,043
Aristocrat Leisure	103,982	1,750
Challenger	2,491	27
CIMIC Group ‡	4,165	162
Cochlear	2,411	331
Computershare	1,861	23
Costa Group Holdings	33,576	161
CSL	573	63
Downer	71,679	384
Goodman Group ‡	138,439	916
LendLease Group	25,199	306
Monadelphous Group	11,471	163
Newcrest Mining	21,680	381
Orica	4,602	60
Platinum Asset Management	30,162	172
Qantas Airways	57,017	247
REA Group	4,156	250
Rio Tinto	1,733	94
St. Barbara	59,810	144
Sydney Airport	78,661	444
Transurban Group	80,933	772
Treasury Wine Estates	43,425	523

		8,416

Austria — 0.2%
AT&S Austria Technologie & Systemtechnik	2,643	76
Erste Group Bank	15,908	695
FACC *	2,105	35
OMV	12,007	752
Raiffeisen International Bank Holding	8,015	283
Telekom Austria, Cl A	22,681	219

		2,060

Belgium — 0.0%
KBC Group	3,686	302

Bermuda — 0.0%
Arch Capital Group *	5,100	483

Brazil — 0.2%
Banco do Brasil	21,800	200
Cia de Saneamento de Minas Gerais-COPASA
(Brazil)	6,833	85
Cia Hering	17,225	134
Cia Vale do Rio Doce	4,578	49
Guararapes Confeccoes	867	39
Kroton Educacional	99,700	553
Localiza Rent a Car	36,600	224
Lojas Renner	54,300	564
Qualicorp	33,351	313

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Via Varejo *	16,329	$109

		2,270

Canada — 1.5%
BRP	3,639	133
CAE	7,900	140
Canadian National Railway	81,075	6,338
Canadian Utilities, Cl A	10,500	318
Cogeco	661	50
Colliers International Group	3,260	199
Constellation Software	200	117
Dollarama	13,900	1,702
Empire, Cl A	22,335	430
FirstService	4,401	300
Fortis	7,100	262
Franco-Nevada	13,300	1,085
Gildan Activewear	2,900	92
Kirkland Lake Gold	25,539	369
Norbord	5,870	204
Northview Apartment ‡	2,623	52
Onex	1,500	109
Parex Resources *	20,897	280
Premium Brands Holdings	317	26
Restaurant Brands International	8,700	541
Rogers Communications, Cl B	26,906	1,398
Russel Metals	7,226	162
Shopify *	6,500	682
Spin Master *(A)	2,114	89
Toronto-Dominion Bank	32,900	1,870
Trican Well Service *	36,345	132
West Fraser Timber	5,300	335

		17,415

Chile — 0.1%
Antofagasta	20,993	258
Banco de Chile	308,769	43
Banco Santander Chile	5,561,570	380
Empresas COPEC	15,448	207
Latam Airlines Group	3,878	49

		937

China — 0.8%
Alibaba Group Holding ADR *	8,000	1,417
Autohome ADR *	11,223	621
BYD Electronic International	62,000	150
China Merchants Bank, Cl H	77,000	303
China Shenhua Energy, Cl H	419,159	1,037
Country Garden Holdings	568,000	900
Huaxin Cement, Cl B	26,000	31
JD.com ADR *	49,400	1,850
Momo ADR *	6,200	149
New Oriental Education & Technology Group
ADR	11,700	993
SINA *	4,800	469

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TAL Education Group ADR	24,800	$691
YY ADR *	8,507	878

		9,489

Czech Republic — 0.1%
Komercni Banka	5,677	239
Moneta Money Bank (A)	288,000	1,040
Philip Morris CR	58	44

		1,323

Denmark — 0.9%
Carlsberg, Cl B	39,000	4,624
Chr Hansen Holding	7,133	649
Danske Bank	26,067	975
DSV	9,092	701
H Lundbeck	6,089	308
Orsted (A)	4,473	261
Pandora	28,292	2,846

		10,364

Egypt — 0.0%
Alexandria Mineral Oils	36,655	28

Estonia — 0.1%
Olympic Entertainment Group	495,634	1,096

Finland — 0.2%
DNA	6,691	119
Elisa, Cl A	11,877	484
Finnair	6,946	99
Neste Oil	13,183	818
Orion, Cl B	1,633	61
Wartsila Abp, Cl B	4,109	272

		1,853

France — 5.2%
Aeroports de Paris	2,304	440
Air France-KLM *	17,105	243
Airbus Group	2,668	277
Atos	28,207	4,175
Beneteau	3,840	86
BNP Paribas	68,048	5,157
Capgemini	56,000	6,466
Carrefour	80,000	1,682
Cie de Saint-Gobain	51,000	2,908
CNP Assurances	170	4
Coface *	12,000	132
Compagnie Generale des Etablissements
Michelin, Cl B	25,200	3,661
Credit Agricole	65,343	1,102
Dassault Aviation	207	319
Derichebourg	9,144	99
Eiffage	5,069	557
Eurazeo	3,680	324
Eurofins Scientific	802	486

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eutelsat Communications	17,636	$400
Gaztransport Et Technigaz	2,365	126
Hermes International	2,514	1,327
Iliad	1,868	437
Ipsen	3,051	372
Kering	13,775	6,121
LVMH Moet Hennessy Louis Vuitton	8,814	2,568
Manitou BF	1,008	38
Mersen	1,480	66
Natixis	12,843	104
Publicis Groupe	65,000	4,316
Rubis SCA	6,500	463
Safran	2,144	229
Sanofi-Aventis	47,000	4,285
SEB	1,217	224
TechnipFMC	71,000	2,020
TOTAL	95,700	5,400
Trigano	802	127
Veolia Environnement	138,000	3,503

		60,244

Germany — 2.7%
adidas	7,150	1,492
Allianz	21,400	5,055
Bayerische Motoren Werke	34,000	3,432
Commerzbank	39,573	572
Continental	8,750	2,333
Covestro (A)	12,909	1,347
Deutsche Boerse	960	109
Deutsche Lufthansa	50,139	1,726
Deutsche Telekom	151,000	2,697
E.ON	86,774	1,005
Evotec *	13,451	197
Fraport Frankfurt Airport Services Worldwide	3,692	368
Hamburger Hafen und Logistik	2,668	79
Hochtief	177	31
Innogy (A)	3,815	177
KION Group	4,922	401
MTU Aero Engines	39,373	7,082
OSRAM Licht	4,491	385
Pfeiffer Vacuum Technology	686	125
RWE	40,546	930
Siltronic *	2,492	370
Telefonica Deutschland Holding	29,489	140
United Internet	4,256	287
Vonovia	11,052	521

		30,861

Greece — 0.1%
Hellenic Petroleum	7,999	72
Hellenic Telecommunications Organization	15,493	187
Mytilineos Holdings	60,000	654
OPAP	8,232	101

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	119

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thrace Plastics *	56,817	$167

		1,181

Hong Kong — 1.2%
AAC Technologies Holdings	32,000	643
Agile Group Holdings	211,591	307
Anhui Conch Cement, Cl H	106,925	514
ASM Pacific Technology	28,000	404
BOC Hong Kong Holdings	43,000	218
Brilliance China Automotive Holdings	248,000	654
China Evergrande Group	527,000	1,758
China National Materials	118,383	91
China ZhengTong Auto Services Holdings	90,175	94
Galaxy Entertainment Group	182,000	1,314
Geely Automobile Holdings	406,410	1,430
Guangzhou Automobile Group, Cl H	200,000	505
Hang Seng Bank	900	22
Henderson Land Development	62,000	407
Huabao International Holdings	92,000	59
Jardine Matheson Holdings	400	25
Jardine Strategic Holdings	600	25
Kingboard Laminates Holdings	125,538	209
Lonking Holdings	243,897	87
Melco Resorts & Entertainment ADR	18,900	493
Minth Group	52,000	291
Sinotruk Hong Kong	85,113	95
Sunny Optical Technology Group	52,000	875
Techtronic Industries	46,500	271
Tencent Holdings	45,300	2,333
VTech Holdings	20,951	302
Wheelock	3,000	21
Xinao Gas Holdings	19,000	140
Zhongsheng Group Holdings	65,519	135

		13,722

Hungary — 0.2%
Magyar Telekom Telecommunications	580,000	1,041
MOL Hungarian Oil & Gas	91,647	1,065

		2,106

India — 0.4%
Bajaj Finance	12,656	340
Bajaj Finserv	3,074	249
Coromandel International	8,422	68
Eicher Motors	165	77
Future Retail *	12,718	108
Grasim Industries	24,656	449
Hindustan Petroleum	73,474	474
Hindustan Unilever	22,938	453
Indiabulls Housing Finance	27,227	510
Maruti Udyog	7,370	985
Motherson Sumi Systems	43,996	249
Piramal Enterprises	7,596	327
Praxis Home Retail	636	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sterlite Technologies	8,403	$36
Tata Steel	15,983	172
Titan	30,967	394
Vakrangee	16,205	180

		5,071

Indonesia — 0.1%
Bank Negara Indonesia Persero	625,100	375
Bank Rakyat Indonesia Persero	159,000	38
Medco Energi Internasional *	669,181	49
Unilever Indonesia	80,500	290
United Tractors	199,531	496

		1,248

Ireland — 0.5%
CRH	65,000	2,242
Mallinckrodt *	5,700	124
Smurfit Kappa Group	91,000	2,916

		5,282

Israel — 0.1%
Azrieli Group	988	53
Check Point Software Technologies *	11,800	1,231
Elbit Systems	954	132
Mizrahi Tefahot Bank	4,123	75

		1,491

Italy — 1.9%
Banca Intesa	1,842,000	6,188
CNH Industrial	216,000	2,810
Enel	100,077	650
Ferrari	23,074	2,509
Recordati	8,346	376
Telecom Italia *	3,760,000	3,147
UniCredit	321,000	6,459

		22,139

Japan — 14.5%
All Nippon Airways	13,821	556
Alpen	3,200	66
Asahi Group Holdings	62,538	3,204
Asahi Kasei	85,600	1,084
Brother Industries	33,553	841
Capcom	17,800	513
Central Glass	15,400	346
Central Japan Railway	31,855	5,943
Chiba Bank	32,000	248
Citizen Watch	278,900	2,052
Cosmo Energy Holdings	7,179	219
D.A. Consortium Holdings	2,599	49
Daibiru	44,300	502
Dai-ichi Life Insurance	231,100	4,788
Daito Trust Construction	35,201	6,482
Daiwa Securities Group	228,000	1,432
Denso	21,400	1,216

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dexerials	6,603	$81
Disco	1,300	292
Eizo Nanao	1,700	73
en-japan	990	45
Exedy	30,000	903
FANUC	1,800	453
Fuji Heavy Industries	31,400	1,036
Fuji Media Holdings	200,200	3,009
Fujitsu	185,000	1,393
Furukawa Electric	6,800	363
Futaba Industrial	7,184	68
GS Yuasa	394,000	2,059
Hikari Tsushin	1,500	218
Hitachi Capital	10,300	256
Hitachi Zosen	178,800	935
Honda Motor	136,600	4,604
Hoya	32,400	1,591
IBJ Leasing	6,400	165
Investors Cloud	525	32
Itochu	318,234	5,581
Itochu Techno-Solutions	4,700	199
Japan Lifeline	1,800	81
JFE Holdings	204,900	4,893
JXTG Holdings	293,300	1,672
Kaga Electronics	1,886	53
Kajima	14,000	148
Kansai Electric Power	36,500	486
Kansai Paint	2,800	74
KDDI	93,500	2,704
Keyence	2,300	1,330
Kirin Holdings	67,100	1,584
Kitz	10,792	81
Koa	2,800	57
Konami	6,000	320
Kose	1,400	217
Koshidaka Holdings	1,120	50
K’s Holdings	85,800	2,228
Kuraray	35,100	683
Kurita Water Industries	6,100	193
Kyoei Steel	40,300	727
Lawson	14,300	992
Macnica Fuji Electronics Holdings	3,500	76
Mazda Motor	333,700	4,533
McDonald’s Holdings Japan	5,700	250
Meidensha	6,000	25
MINEBEA MITSUMI	71,073	1,427
MISUMI Group	38,554	1,136
Mitsubishi	182,900	4,626
Mitsubishi Chemical Holdings	78,500	861
Mitsubishi Gas Chemical	8,000	227
Mitsubishi Heavy Industries	122,200	4,577
Mitsubishi Tanabe Pharma	3,400	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi UFJ Lease & Finance	326,400	$1,876
Mitsui	150,500	2,307
Mitsui Mining & Smelting	7,700	441
Mitsui Trust Holdings	120,800	4,526
Mizuho Financial Group	2,570,500	4,712
Nabtesco	8,400	332
Nexon	13,800	401
NichiiGakkan	3,500	43
Nichirei	14,747	432
Nintendo	1,700	692
Nippon Express	7,000	449
Nippon Steel & Sumitomo Metal	199,200	4,891
Nippon Yusen	175,300	4,132
Nishi-Nippon Financial Holdings	77,500	877
Nissan Motor	178,800	1,748
Nissin	1,200	33
Nitori Holdings	5,900	970
Nomura Holdings	92,900	564
Nomura Real Estate Holdings	173,200	4,032
North Pacific Bank	79,300	257
Obic	4,800	336
Oracle Japan	7,560	677
Oriental Land	1,700	152
Otsuka	4,000	302
Pola Orbis Holdings	5,100	188
Prima Meat Packers	19,081	134
Recruit Holdings	130,700	3,066
Ricoh Leasing	7,000	242
Ryohin Keikaku	1,300	409
S Foods	1,603	70
Saizeriya	2,900	91
Sakai Moving Service	1,194	61
Sankyu	6,130	264
Santen Pharmaceutical	15,300	235
Sawai Pharmaceutical	37,900	1,865
Shiseido	6,500	321
Shizuoka Bank	54,000	538
Shoei Foods	1,564	66
Showa	5,202	64
Showa Denko	11,400	430
Sony Financial Holdings	200,200	3,426
Start Today	15,100	467
Sumitomo	6,600	104
Sumitomo Electric Industries	80,300	1,412
Sumitomo Mitsui Financial Group	116,600	4,768
Sumitomo Warehouse	35,000	250
Suzuki Motor	70,300	3,820
Systena	1,600	57
Tachi-S, Cl S	17,100	324
Taisei	25,438	1,347
Tatsuta Electric Wire and Cable	4,321	33
T-Gaia	2,300	50

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	121

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
THK	7,900	$293
Toei Animation	444	40
Toho Holdings	58,000	1,215
Tokai	1,264	53
Tokai Carbon	23,868	256
Tokai Rika	12,800	270
Token	932	118
Tokyo Electron	25,529	4,785
Tomy	2,300	33
Toridoll Holdings	2,706	88
Tosoh	23,000	515
Towa Pharmaceutical	21,500	1,126
Tsumura	57,200	1,993
Tsuruha Holdings	900	125
Ulvac	4,500	307
Unipres	3,900	104
Xebio	51,000	947
Yakult Honsha	7,100	557
Yamada Denki	751,300	4,104
Yamato Kogyo	17,100	468
Yaskawa Electric	16,800	743

		166,706

Luxembourg — 0.3%
Trinseo	53,500	3,948

Malaysia — 0.1%
Carlsberg Brewery Malaysia	19,272	72
CIMB Group Holdings	301,600	447
Malayan Banking	82,300	186

		705

Mexico — 0.2%
America Movil, Ser L	1,037,500	890
Grupo Financiero Banorte, Ser O	152,000	894
Infraestructura Energetica Nova	19,900	109

		1,893

Netherlands — 1.8%
AMG Advanced Metallurgical Group	2,239	100
ASR Nederland	10,963	448
BE Semiconductor Industries	3,471	285
Chicago Bridge & Iron	130,500	2,130
Coca-Cola European Partners	6,276	246
ForFarmers	2,511	30
Heineken	10,394	1,061
Heineken Holding	7,983	771
Koninklijke Ahold Delhaize	183,000	3,929
Koninklijke Vopak	118,876	5,035
Royal Dutch Shell, Cl A	213,000	6,809

		20,844

New Zealand — 0.1%
a2 Milk *	86,880	505

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air New Zealand	66,935	$147

		652

Norway — 0.0%
Golden Ocean Group *	6,399	51
Norsk Hydro	27,023	185

		236

Peru — 0.0%
Credicorp	2,400	506

Philippines — 0.0%
Bloomberry Resorts *	412,985	88

Poland — 0.6%
Asseco Poland	82,315	1,039
Bank Pekao	68,500	2,490
getBACK *	158,863	1,051
Grupa Lotos	11,563	185
LLP SA *	81	188
Orange Polska	190,189	294
PGE	29,000	98
Polski Koncern Naftowy ORLEN	49,543	1,558
Powszechny Zaklad Ubezpieczen	45,463	573

		7,476

Romania — 0.5%
BRD-Groupe Societe Generale	781,308	2,595
Fondul Proprietatea	7,900,000	1,715
OMV Petrom	7,845,998	579
Societatea Nationala de Gaze Naturale ROMGAZ	100,000	815

		5,704

Russia — 2.0%
Alrosa PJSC	1,740,000	2,320
Bank St. Petersburg PJSC	1,286,700	1,221
Detsky Mir PJSC (A)	627,431	1,171
ENEL RUSSIA PJSC	15,143,000	355
Gazprom Neft PJSC ADR	64,873	1,382
Magnit PJSC	3,600	392
Magnit PJSC GDR	30,000	789
MMC Norilsk Nickel PJSC ADR	70,000	1,213
Mobile TeleSystems PJSC	449,220	2,186
Moscow Exchange MICEX-RTS PJSC	408,000	869
Novolipetsk Steel PJSC GDR	10,374	234
Protek PJSC	358,200	708
Sberbank of Russia PJSC	1,330,000	5,110
Severstal PJSC	19,351	306
Sistema GDR	118,227	428
TGC-1 PJSC, Cl 1	2,350,000,000	481
X5 Retail Group GDR *	95,000	3,518

		22,683

Singapore — 0.3%
City Developments	22,900	206

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flex *	123,200	$2,226
UOL Group	37,800	251
Venture	33,341	521
Yangzijiang Shipbuilding Holdings	77,364	91
Yanlord Land Group	63,100	78

		3,373

Slovenia — 0.4%
Krka dd Novo mesto	29,532	1,907
Luka Koper	32,784	1,175
Telekom Slovenije DD	10,451	1,030

		4,112

South Africa — 0.1%
Capitec Bank Holdings	3,529	254
Gold Fields	59,389	251
Mondi	10,212	244
NEPI Rockcastle	4,485	70
Vodacom Group	13,088	139

		958

South Korea — 1.3%
Hana Financial Group	26,417	1,150
Hanwha Chemical	8,294	224
Korea Electric Power ADR	89,500	1,562
LG Electronics	80	7
LOTTE Fine Chemical	1,226	67
NCSoft	885	356
Samsung Biologics *(A)	1,388	437
Samsung Electro-Mechanics	4,488	415
Samsung Electronics	1,461	3,415
Samsung SDI	4,216	821
SK Hynix	80,946	5,741
S-Oil	6,100	675
Woori Bank	34,679	517

		15,387

Spain — 1.1%
Abertis Infraestructuras	13,878	311
Aena (A)	4,583	913
Banco de Sabadell	456,229	921
Banco Santander Central Hispano	456,190	3,059
CaixaBank	308,217	1,464
Ence Energia y Celulosa	15,198	100
Grifols	21,095	616
Iberdrola	143,343	1,140
Telefonica	387,000	3,960

		12,484

Sweden — 0.9%
Alfa Laval	106,500	2,527
Clas Ohlson, Cl B	3,429	57
Electrolux, Cl B	26,254	874
Evolution Gaming Group (A)	2,463	164
ICA Gruppen	6,358	231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrivarden, Cl C	11,042	$270
LeoVegas (A)	8,509	87
Millicom International Cellular	4,602	302
Sandvik	95,658	1,648
Volvo, Cl B	243,792	4,652

		10,812

Switzerland — 2.1%
ABB	125,000	3,210
Baloise Holding	4,386	676
Bossard Holding	719	160
Coca-Cola HBC	14,954	478
Conzzeta	165	164
EMS-Chemie Holding	732	489
Geberit	262	114
Kuehne + Nagel International	4,114	723
Lonza Group	5,040	1,321
Novartis	60,000	5,143
Pargesa Holding	2,233	192
Partners Group Holding	3,716	2,560
Sika	169	1,308
Sonova Holding	4,710	751
STMicroelectronics	51,479	1,163
Straumann Holding	1,745	1,300
Swatch Group, Cl B	8,150	2,972
Swiss Life Holding	2,531	851
VAT Group (A)	2,137	289
Zurich Insurance Group	1,246	377

		24,241

Taiwan — 1.1%
Accton Technology	54,712	202
Catcher Technology	76,572	832
Compeq Manufacturing	99,000	148
E Ink Holdings	80,000	143
First Financial Holding	785,040	504
General Interface Solution Holding	3,203	26
Global Unichip	12,209	116
Globalwafers	20,000	273
Hiwin Technologies	5,368	60
Hon Hai Precision Industry	947,000	3,169
Largan Precision	2,000	344
Pegatron	120,000	275
Taiwan Semiconductor Manufacturing ADR	168,569	6,675
Yageo	23,500	265

		13,032

Thailand — 0.1%
Advanced Info Service	90,300	483
Airports of Thailand	343,300	656
Kasikornbank	17,000	122
PTT Global Chemical	13,900	34

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	123

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thai Oil	104,788	$298

		1,593

Turkey — 0.9%
BIM Birlesik Magazalar	48,756	904
Eregli Demir ve Celik Fabrikalari	161,908	358
Ford Otomotiv Sanayi	8,276	117
Kordsa Teknik Tekstil	1,008,615	1,704
Koza Altin Isletmeleri *	208,731	1,618
Lokman Hekim Engurusag Saglik Turizm
Egitim Hizmetleri ve Insaat Taahhut	387,770	538
Pegasus Hava Tasimaciligi *	3,811	26
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	971,568	823
TAV Havalimanlari Holding	293,199	1,460
Tekfen Holding	18,490	67
Trakya Cam Sanayii	40,800	43
Tupras Turkiye Petrol Rafinerileri	26,022	808
Turkcell Iletisim Hizmetleri	53,877	210
Turkiye Garanti Bankasi	625,468	1,542
Turkiye Halk Bankasi	70,398	160
Turkiye Is Bankasi, Cl C	200,347	317
Turkiye Vakiflar Bankasi Tao, Cl D	74,145	110
Yapi ve Kredi Bankasi	85,865	92

		10,897

United Kingdom — 5.8%
3i Group	84,247	1,027
B&M European Value Retail	56,012	290
BAE Systems	75,208	562
Barratt Developments	83,944	689
Berkeley Group Holdings	10,334	533
boohoo.com *	81,991	201
BP	915,000	6,041
Burberry Group	25,808	597
Carnival	17,041	1,105
Compass Group	85,977	1,739
Electrocomponents	50,621	432
Fenner	21,534	112
Ferrexpo	38,552	132
Fevertree Drinks	9,512	251
Forterra (A)	8,347	33
Fresnillo	11,115	193
GKN	528,000	2,211
GlaxoSmithKline	308,000	5,322
Globaltrans Investment GDR	309,221	2,832
Gocompare.Com Group	26,036	37
Hastings Group Holdings (A)	13,181	56
Hays	148,355	370
HSBC Holdings	587,293	5,828
Intertek Group	24,300	1,715
Keywords Studios	3,766	75
Kingfisher	380,000	1,717
Liberty Global *	84,698	2,611

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lloyds Banking Group	5,847,000	$5,202
London Stock Exchange Group	17,084	873
Meggitt	378,651	2,478
Mondi	3,053	73
Next	54,185	3,278
Pagegroup	38,842	247
Pearson	115,353	1,102
Persimmon	35,617	1,225
Plus500	10,471	136
Randgold Resources	6,354	582
RELX	41,517	970
Ros Agro GDR	85,499	1,018
Scapa Group	5,183	35
Segro ‡	83,231	618
Softcat	12,044	85
SSP Group	56,038	490
Taylor Wimpey	230,293	608
Unilever	5,322	299
Victoria *	6,512	70
Victrex	11,093	361
Vodafone Group	1,527,000	4,637
WH Smith	187,338	5,297

		66,395

United States — 44.7%

Consumer Discretionary — 7.3%
Adient	30,400	2,379
AMC Networks, Cl A *	8,100	417
Ascena Retail Group *	436,700	1,022
Bed Bath & Beyond	70,990	1,589
Best Buy	25,714	1,533
Big Lots	5,372	317
BorgWarner	14,700	818
Carnival, Cl A	31,200	2,048
Carter’s	5,300	574
CBS, Cl B	1,000	56
Children’s Place	4,284	569
Comcast, Cl A	21,900	822
Dana Holdings	1,400	46
Darden Restaurants	2,700	228
Deckers Outdoor *	3,620	271
Delphi Automotive	53,776	5,629
Dollar General	23,919	2,107
Domino’s Pizza	8,300	1,545
Fiat Chrysler Automobiles	186,900	3,196
Foot Locker	6,200	266
Ford Motor	46,600	583
Fox Factory Holding *	4,219	165
GameStop, Cl A	110,360	2,069
Gap	15,353	496
General Motors	174,588	7,523
Gentex	173,486	3,553
Goodyear Tire & Rubber	79,300	2,567

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Group 1 Automotive	20,500	$1,661
Guess?	7,558	125
Hanesbrands	20,700	432
Harley-Davidson	8,500	427
Hilton Worldwide Holdings	600	47
iRobot *	2,600	178
Kohl’s	7,800	374
Lear	4,000	724
Liberty Global, Cl A *	20,443	649
Liberty Interactive QVC Group, Cl A *	104,716	2,555
Marriott International, Cl A	6,800	864
McDonald’s	19,000	3,267
Michael Kors Holdings *	5,881	344
Michaels *	16,564	358
NetFlix *	10,800	2,026
Nordstrom	11,700	532
Nutrisystem	3,489	177
NVR *	749	2,603
Office Depot	69,400	227
O’Reilly Automotive *	23,085	5,453
Penske Auto Group	13,100	633
PetMed Express	3,006	118
Pier 1 Imports	115,750	566
Polaris Industries	7,334	931
PulteGroup	25,100	857
RH *	4,388	445
Royal Caribbean Cruises	10,200	1,264
Scripps Networks Interactive, Cl A	8,200	671
Sleep Number *	3,700	130
Sonic Automotive, Cl A	39,200	833
Target	13,200	791
Tempur Sealy International *	7,600	440
Tesla *	9,700	2,996
Thor Industries	4,386	673
Tiffany	1,700	161
Time Warner	2,600	238
TripAdvisor *	53,705	1,859
tronc *	1,637	29
Vail Resorts	3,100	698
VF	918	67
Viacom, Cl B	8,500	241
Weight Watchers International *	3,987	176
Whirlpool	3,000	506
Wyndham Worldwide	6,800	764
Wynn Resorts	5,800	917
Yum China Holdings	4,200	171

		82,586

Consumer Staples — 1.2%
Altria Group	31,500	2,137
Archer-Daniels-Midland	21,000	837
Campbell Soup	15,400	759
Chefs’ Warehouse *	2,113	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands, Cl A	1,000	$218
CVS Health	4,700	360
Estee Lauder, Cl A	11,671	1,457
Ingredion	5,800	803
Kroger	28,300	732
Medifast	1,142	78
National Beverage	1,481	162
Philip Morris International	15,300	1,572
Sanderson Farms	2,314	393
Seaboard	100	432
Sprouts Farmers Market *	6,306	147
SUPERVALU *	99,080	1,811
Tyson Foods, Cl A	9,800	806
Walgreens Boots Alliance	7,800	568

		13,315

Energy — 0.5%
Chevron	9,100	1,083
CVR Energy	1,864	61
Exterran *	3,600	110
HollyFrontier	18,227	811
Par Petroleum *	2,832	59
PBF Energy, Cl A	69,473	2,249
RPC	7,721	186
Valero Energy	15,400	1,319

		5,878

Financials — 7.1%
Aflac	67,629	5,927
AGNC Investment ‡	27,700	551
Allstate	34,300	3,521
Ally Financial	93,500	2,511
American Financial Group	900	95
American International Group	83,106	4,983
Ameriprise Financial	5,500	898
Aon	1,300	182
Artisan Partners Asset Management, Cl A	5,476	216
Assurant	1,600	161
Axis Capital Holdings	100	5
Bank of America	207,400	5,842
Capital One Financial	11,600	1,067
CBOE Holdings	5,500	679
Charles Schwab	64,362	3,140
CIT Group	11,600	578
Citigroup	24,100	1,820
Citizens Financial Group	27,100	1,103
CME Group, Cl A	27,244	4,074
CNA Financial	21,450	1,166
Comerica	2,767	230
Discover Financial Services	13,400	946
East West Bancorp	700	43
Enova International *	3,179	47
Everest Re Group	800	176

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	125

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fifth Third Bancorp	2,000	$61
FirstCash	4,063	274
FNF Group	15,700	635
Goldman Sachs Group	23,966	5,935
Green Bancorp *	2,762	62
Hancock Holding	8,000	411
Hartford Financial Services Group	10,700	615
Intercontinental Exchange	49,056	3,505
JPMorgan Chase	17,600	1,840
KeyCorp	2,300	44
Lazard, Cl A	5,600	276
Legg Mason	10,800	432
Leucadia National	3,600	95
Lincoln National	10,000	765
Live Oak Bancshares	2,199	57
LPL Financial Holdings	2,700	140
M&T Bank	500	84
Marsh & McLennan	4,300	361
MGIC Investment *	23,500	344
Moody’s	4,500	683
Morgan Stanley	43,800	2,260
MSCI, Cl A	5,700	734
PNC Financial Services Group	26,000	3,655
Principal Financial Group	100	7
Progressive	46,900	2,494
Prudential Financial	8,200	950
Regions Financial	53,000	879
Reinsurance Group of America, Cl A	4,700	762
RenaissanceRe Holdings	300	40
S&P Global	28,100	4,650
Starwood Property Trust ‡	22,700	492
State Bank Financial	2,281	69
State Street	7,300	696
SunTrust Banks	10,900	672
T. Rowe Price Group	15,204	1,565
TD Ameritrade Holding	1,100	56
Torchmark	600	53
Unum Group	13,200	747
US Bancorp	42,300	2,333
WR Berkley	1,000	69
XL Group	500	19
Zions Bancorporation	13,100	649

		80,431

Health Care — 7.1%
Abbott Laboratories	2,400	135
AbbVie	17,800	1,725
Aetna	39,039	7,034
Align Technology *	12,900	3,365
Allergan	9,211	1,601
Amgen	7,300	1,282
Anthem	8,200	1,927
Baxter International	24,900	1,632

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Biogen *	13,585	$4,377
Bioverativ *	12,493	625
C.R. Bard	400	134
Celgene *	30,982	3,124
Centene *	18,400	1,878
Cerner *	3,800	269
Chemed	2,078	511
Cigna	41,751	8,840
Cooper	3,800	916
Corcept Therapeutics *	11,252	202
DaVita HealthCare Partners *	53,794	3,285
DENTSPLY SIRONA	43,730	2,930
Diplomat Pharmacy *	7,765	139
Exelixis *	9,417	255
Express Scripts Holding *	6,900	450
Gilead Sciences	4,300	322
HCA Healthcare *	12,000	1,020
Humana	2,700	704
IDEXX Laboratories *	16,100	2,518
Illumina *	5,425	1,248
Innoviva *	12,004	157
Intuitive Surgical *	8,700	3,478
IQVIA Holdings *	32,888	3,355
Johnson & Johnson	12,700	1,769
Lantheus Holdings *	3,279	73
LHC Group *	1,400	92
Masimo *	4,500	400
McKesson	7,000	1,034
Merck	19,700	1,089
Mettler Toledo International *	1,500	944
National Research, Cl A	1,033	35
Pfizer	50,900	1,846
Phibro Animal Health, Cl A	2,240	78
Quest Diagnostics	7,200	709
ResMed	2,300	196
Teleflex	3,000	797
UnitedHealth Group	35,121	8,014
Varian Medical Systems *	6,000	670
Veeva Systems, Cl A *	6,400	385
Vertex Pharmaceuticals *	7,500	1,082
Waters *	2,300	453
WellCare Health Plans *	4,300	916

		80,020

Industrials — 7.5%
Air Lease, Cl A	9,300	403
American Airlines Group	10,600	535
Ametek	1,000	73
ArcBest	46,600	1,764
Atlas Air Worldwide Holdings *	40,700	2,350
Boeing	30,049	8,318
Brink’s	5,616	454
CSX	54,600	3,044

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins	24,700	$4,135
Deere	13,934	2,088
Deluxe	5,100	363
FedEx	18,318	4,240
Fortive	1,200	90
GATX	6,200	392
General Cable	83,500	1,795
General Dynamics	20,300	4,205
Healthcare Services Group	1,077	56
Huntington Ingalls Industries	5,000	1,208
IHS Markit *	13,900	620
Insperity	2,065	243
ITT	11,100	602
JetBlue Airways *	18,900	406
L3 Technologies	1,600	318
Manpowergroup	10,600	1,366
Meritor *	83,800	2,093
Nielsen Holdings	43,492	1,597
Norfolk Southern	2,300	319
Northrop Grumman	12,600	3,873
Orbital ATK	3,000	396
Owens Corning	14,264	1,260
Raytheon	14,400	2,753
Republic Services, Cl A	19,600	1,273
Robert Half International	2,200	125
Rollins	15,713	728
Roper Technologies	1,600	428
RR Donnelley & Sons	193,910	1,821
Rush Enterprises, Cl A *	3,935	192
SkyWest	67,910	3,535
Spirit AeroSystems Holdings, Cl A	9,830	828
Timken	7,200	359
TriNet Group *	3,900	175
Triumph Group	72,100	2,228
Tutor Perini *	56,200	1,416
Union Pacific	62,604	7,919
United Continental Holdings *	8,000	507
United Rentals *	5,300	845
United Technologies	57,143	6,940
WABCO Holdings *	600	90
Waste Connections	22,800	1,569
Waste Management	29,700	2,443

		84,780

Information Technology — 10.7%
58.com ADR *	5,900	423
Activision Blizzard	20,400	1,273
Adobe Systems *	7,900	1,434
Alphabet, Cl A *	3,459	3,584
Alphabet, Cl C *	2,590	2,645
Amkor Technology *	29,700	314
Amphenol, Cl A	11,700	1,060
Ansys *	3,400	504

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apple	11,844	$2,035
Applied Materials	129,800	6,850
Arista Networks *	7,456	1,738
Arrow Electronics *	8,800	710
ASML Holding, Cl G	12,142	2,131
Automatic Data Processing	3,700	423
Broadcom	500	139
Cadence Design Systems *	13,400	588
Cisco Systems	54,200	2,022
Citrix Systems *	10,700	938
Coherent *	749	219
CommerceHub *	1,688	39
Corning	58,000	1,879
CoStar Group *	2,200	671
Dell Technologies, Cl V *	13,500	1,056
DXC Technology	1,700	163
eBay *	106,530	3,693
Electronic Arts *	28,888	3,072
Extreme Networks *	11,000	141
F5 Networks *	4,000	537
Facebook, Cl A *	18,714	3,316
Fiserv *	800	105
Gartner *	6,900	834
Harris	2,000	289
HP	26,600	571
Intel	39,600	1,776
International Business Machines	34,339	5,287
Intuit	8,300	1,305
IPG Photonics *	3,400	779
Jabil	17,700	511
Juniper Networks	26,200	727
KLA-Tencor	7,500	767
Lam Research	38,200	7,347
Mastercard, Cl A	31,999	4,815
Microchip Technology	15,300	1,331
Micron Technology *	81,200	3,442
Microsoft	70,227	5,911
Motorola Solutions	7,500	706
Nvidia	22,830	4,582
ON Semiconductor *	35,900	721
Oracle	27,800	1,364
PayPal Holdings *	123,797	9,375
Red Hat *	10,781	1,367
salesforce.com *	3,600	376
Seagate Technology	14,100	544
ServiceNow *	10,200	1,255
Skyworks Solutions	3,000	314
Square, Cl A *	2,900	114
Sykes Enterprises *	7,700	245
Symantec	137,257	3,976
Synopsys *	10,900	985
Systemax	1,382	42

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	127

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Take-Two Interactive Software *	25,864	$2,885
Texas Instruments	2,900	282
Total System Services	3,900	290
TTM Technologies *	19,400	317
Unisys *	177,210	1,373
VeriSign *	13,300	1,531
Versum Materials	7,600	292
Visa, Cl A	50,614	5,699
Weibo ADR *	5,600	608
Western Digital	9,600	757
Western Union	22,800	449
Workday, Cl A *	5,300	546
Xerox	13,400	397

		120,786

Materials — 0.9%
AdvanSix *	2,600	112
Avery Dennison	5,600	639
Boise Cascade	4,950	191
Celanese, Cl A	9,300	997
Chemours	20,700	1,064
Eastman Chemical	7,200	665
FMC	6,600	623
International Paper	9,200	521
Kronos Worldwide	2,400	67
Louisiana-Pacific *	18,808	519
LyondellBasell Industries, Cl A	12,600	1,319
Myers Industries	2,888	62
Owens-Illinois *	22,200	538
Reliance Steel & Aluminum	5,500	432
Sherwin-Williams	5,300	2,117

		9,866

Real Estate — 1.2%
American Tower, Cl A	4,400	633
Annaly Capital Management ‡	132,200	1,543
CoreCivic ‡	12,400	292
Crown Castle International	37,826	4,274
DDR ‡	38,600	294
Digital Realty Trust	6,000	700
Equinix ‡	5,371	2,495
Essex Property Trust	2,300	568
Host Hotels & Resorts ‡	38,900	770
Omega Healthcare Investors	16,300	438
Potlatch ‡	4,300	222
SBA Communications, Cl A *	8,200	1,392
Senior Housing Properties Trust	24,100	461

		14,082

Telecommunication Services — 0.2%
AT&T	28,500	1,037
T-Mobile US *	1,100	67

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications	24,000	$1,221

		2,325

Utilities — 1.9%
Alliant Energy	3,500	158
Ameren	20,400	1,305
American Electric Power	4,800	373
Atmos Energy	1,800	166
CenterPoint Energy	34,200	1,026
CMS Energy	10,200	509
Consolidated Edison	13,900	1,238
Dominion Energy	17,400	1,464
DTE Energy	15,300	1,768
Edison International	21,200	1,723
Eversource Energy	13,000	843
Exelon	17,500	730
FirstEnergy	24,600	840
NextEra Energy	26,500	4,188
NiSource	19,000	523
Pinnacle West Capital	9,900	909
PPL	13,100	480
Public Service Enterprise Group	23,700	1,258
Xcel Energy	36,100	1,863

		21,364

		515,433

Total Common Stock (Cost $1,024,074) ($ Thousands)		1,110,172

PREFERRED STOCK — 0.3%

Brazil — 0.1%
Banco Bradesco	63,900	638
Gol Linhas Aereas Inteligentes *	12,389	53
Itausa - Investimentos Itau	188,800	600

		1,291

Chile — 0.1%
Sociedad Quimica y Minera de Chile, Cl B	8,759	473

Colombia — 0.0%

Bancolombia	24,818	241

Croatia — 0.1%

Adris Grupa DD	9,955	698

Germany — 0.0%
FUCHS PETROLUB	2,791	147
STO & KGaA	255	38

		185

Total Preferred Stock (Cost $2,900) ($ Thousands)		2,888

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%

Russia — 0.0%
Magnit PJSC, Expires 01/24/2018	280	$1

Total Rights (Cost $—) ($ Thousands)		1

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F 0.890%**†	17,701,072	$17,701

Total Cash Equivalent (Cost $17,701) ($ Thousands)		17,701

Total Investments in Securities—98.0% (Cost $1,044,675) ($ Thousands)		$1,130,762

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(B) (Cost $61) ($ Thousands)	21,033,780	$11

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	(353)	Dec-2017	$ (14,829)	$ (15,039)	$ (201)
FTSE 100 Index	(68)	Dec-2017	(6,641)	(6,746)	62
Hang Seng Index	35	Dec-2017	6,656	6,569	(80)
MSCI Emerging Markets E-MINI	175	Dec-2017	9,678	9,800	122
MSCI Singapore Index	85	Dec-2017	2,445	2,450	8
OMX Index	(77)	Dec-2017	(1,485)	(1,488)	12
S&P 500 Index E-MINI	464	Dec-2017	57,096	61,431	4,335
S&P TSX 60 Index	116	Dec-2017	16,757	17,129	1,303
SPI 200 Index	119	Dec-2017	13,451	13,519	632
TOPIX Index	(363)	Dec-2017	(52,991)	(58,291)	(6,427)

			$ 30,137	$ 29,334	$ (234)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	129

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	ILS	61	USD	18	$—
Brown Brothers Harriman	12/15/17	USD	95	RON	374	—
Brown Brothers Harriman	12/15/17	USD	296	RON	1,152	—
Brown Brothers Harriman	12/15/17	USD	57	CZK	1,226	—
Brown Brothers Harriman	12/15/17	USD	380	CZK	8,085	(1)
Brown Brothers Harriman	12/15/17	USD	60	HUF	15,804	—
Brown Brothers Harriman	12/15/17	USD	538	HUF	140,400	(2)
Brown Brothers Harriman	12/15/17	USD	5	NZD	7	—
Brown Brothers Harriman	12/15/17	USD	706	NZD	1,025	(3)
Brown Brothers Harriman	12/15/17	NZD	1,685	USD	1,160	4
Brown Brothers Harriman	12/15/17	NZD	4	USD	3	—
Brown Brothers Harriman	12/15/17	USD	1,741	TRY	6,877	14
Brown Brothers Harriman	12/15/17	USD	66	TRY	260	—
Brown Brothers Harriman	12/15/17	USD	1,911	PLN	6,735	2
Brown Brothers Harriman	12/15/17	USD	2	NOK	20	—
Brown Brothers Harriman	12/15/17	USD	2,324	NOK	18,876	(45)
Brown Brothers Harriman	12/15/17	USD	2,360	EUR	1,982	5
Brown Brothers Harriman	12/15/17	USD	2,544	ILS	8,920	10
Brown Brothers Harriman	12/15/17	USD	19	MXN	351	—
Brown Brothers Harriman	12/15/17	USD	6,962	MXN	129,415	(20)
Brown Brothers Harriman	12/15/17	USD	154	DKK	959	—
Brown Brothers Harriman	12/15/17	USD	6,839	DKK	42,609	(6)
Brown Brothers Harriman	12/15/17	NOK	9,065	USD	1,116	22
Brown Brothers Harriman	12/15/17	NOK	82	USD	10	—
Brown Brothers Harriman	12/15/17	SGD	10,015	USD	7,444	7
Brown Brothers Harriman	12/15/17	SGD	177	USD	131	—
Brown Brothers Harriman	12/15/17	USD	46	SEK	382	—
Brown Brothers Harriman	12/15/17	USD	10,626	SEK	87,915	(65)
Brown Brothers Harriman	12/15/17	USD	43	HKD	337	—
Brown Brothers Harriman	12/15/17	USD	13,554	HKD	105,836	—
Brown Brothers Harriman	12/15/17	USD	17,111	ZAR	237,673	280
Brown Brothers Harriman	12/15/17	USD	241	ZAR	3,288	—
Brown Brothers Harriman	12/15/17	AUD	18,091	USD	13,789	57
Brown Brothers Harriman	12/15/17	AUD	178	USD	135	—
Brown Brothers Harriman	12/15/17	USD	140	SGD	189	—
Brown Brothers Harriman	12/15/17	USD	19,416	SGD	26,122	(19)
Brown Brothers Harriman	12/15/17	CHF	22,478	USD	22,978	60
Brown Brothers Harriman	12/15/17	CHF	360	USD	366	(1)
Brown Brothers Harriman	12/15/17	USD	93	AUD	123	—
Brown Brothers Harriman	12/15/17	USD	26,752	AUD	35,098	(111)
Brown Brothers Harriman	12/15/17	CAD	27,947	USD	22,003	304
Brown Brothers Harriman	12/15/17	CAD	248	USD	192	—
Brown Brothers Harriman	12/15/17	USD	357	CHF	351	1
Brown Brothers Harriman	12/15/17	USD	33,944	CHF	33,205	(89)

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/15/17	USD	152	CAD	196	$—
Brown Brothers Harriman	12/15/17	USD	35,545	CAD	45,142	(496)
Brown Brothers Harriman	12/15/17	TRY	36,613	USD	9,264	(77)
Brown Brothers Harriman	12/15/17	PLN	38,204	USD	10,839	(8)
Brown Brothers Harriman	12/15/17	HKD	40,483	USD	5,184	—
Brown Brothers Harriman	12/15/17	HKD	449	USD	58	—
Brown Brothers Harriman	12/15/17	DKK	49,792	USD	7,992	7
Brown Brothers Harriman	12/15/17	DKK	1,116	USD	178	(1)
Brown Brothers Harriman	12/15/17	MXN	50,478	USD	2,715	8
Brown Brothers Harriman	12/15/17	MXN	937	USD	50	—
Brown Brothers Harriman	12/15/17	GBP	51,728	USD	69,105	(946)
Brown Brothers Harriman	12/15/17	RON	56,685	USD	14,572	16
Brown Brothers Harriman	12/15/17	RON	651	USD	167	(1)
Brown Brothers Harriman	12/15/17	USD	68,072	GBP	50,946	920
Brown Brothers Harriman	12/15/17	SEK	71,220	USD	8,608	53
Brown Brothers Harriman	12/15/17	SEK	712	USD	85	—
Brown Brothers Harriman	12/15/17	CZK	74,002	USD	3,473	11
Brown Brothers Harriman	12/15/17	CZK	712	USD	33	—
Brown Brothers Harriman	12/15/17	USD	313	CNY	2,075	1
Brown Brothers Harriman	12/15/17	USD	85,248	CNY	562,339	(246)
Brown Brothers Harriman	12/15/17	USD	650	JPY	72,658	—
Brown Brothers Harriman	12/15/17	USD	90,196	JPY	10,052,890	(292)
Brown Brothers Harriman	12/15/17	USD	124,169	EUR	103,937	(143)
Brown Brothers Harriman	12/15/17	EUR	136,575	USD	163,159	188
Brown Brothers Harriman	12/15/17	EUR	3,283	USD	3,906	(12)
Brown Brothers Harriman	12/15/17	ZAR	1,600	USD	117	—
Brown Brothers Harriman	12/15/17	ZAR	142,509	USD	10,259	(169)
Brown Brothers Harriman	12/15/17	CNY	386,799	USD	58,637	169
Brown Brothers Harriman	12/15/17	CNY	3,065	USD	463	(1)
Brown Brothers Harriman	12/15/17	HUF	1,368,225	USD	5,239	20
Brown Brothers Harriman	12/15/17	HUF	13,123	USD	50	—
Brown Brothers Harriman	12/15/17	JPY	16,971,104	USD	152,262	490
Brown Brothers Harriman	12/15/17	JPY	212,812	USD	1,902	(1)

						$(106)

Percentages are based on Net Assets of $1,153,612 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2017.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $6,064 ($ Thousands), representing 0.53% of the Net Assets of the Fund.

(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

CZK — Czech Koruna

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

JPY — Japanese Yen

L.P. — Limited Partnership

MSCI —Morgan Stanley Capital International

MXN — Mexican Peso

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	131

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

World Select Equity Fund (Concluded)

NOK — Norwegian Krone

NZD — New Zealand Dollar

PJSC — Public Joint-Stock Company

PLN — Polish Zloty

RON — Romanian Leu

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

SPI — Share Price Index

TBA — To Be Announced

TOPIX — Tokyo Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,106,354	$3,818	$–	$1,110,172
Preferred Stock	2,137	751	–	2,888
Right	1	–	–	1
Cash Equivalent	17,701	–	–	17,701

Total Investments in Securities	$1,126,193	$4,569	$–	$1,130,762

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$11	$—	$—	$11
Futures Contracts *
Unrealized Appreciation	6,474	—	—	6,474
Unrealized Depreciation	(6,708)	—	—	(6,708)
Forwards Contracts *
Unrealized Appreciation	—	2,649	—	2,649
Unrealized Depreciation	—	(2,755)	—	(2,755)

Total Other Financial Instruments	$(223)	$(106)	$—	$(329)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2017 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$0	$128,103	$(110,402)	$17,701	$51

The accompanying notes are an integral part of the financial statements.

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.3%

Argentina — 2.0%
Grupo Financiero Galicia ADR	114,187	$6,524
Grupo Supervielle ADR	207,274	5,451
MercadoLibre	10,117	2,784
Pampa Energia ADR *	46,973	2,993
Telecom Argentina ADR *	37,830	1,316
Transportadora de Gas del Sur ADR *	75,500	1,608
YPF ADR	125,620	2,850

		23,526

Australia — 0.2%
Orocobre *	419,097	2,017

Austria — 0.1%
Vienna Insurance Group	42,104	1,240

Bangladesh — 0.6%
BRAC Bank	1,588,004	2,104
City Bank	2,031,369	1,334
Envoy Textiles	673,584	308
GrameenPhone	237,770	1,351
Square Pharmaceuticals	583,853	2,124

		7,221

Bermuda — 0.1%
Central European Media Enterprises, Cl A *	322,797	1,598

Botswana — 0.0%
Sechaba Breweries Holdings	116,590	220

Brazil — 3.7%
Alliar Medicos A Frente *	176,675	816
Ambev	186,100	1,171
Ambev ADR	486,086	3,009
Arezzo Industria e Comercio	68,100	963
B2W Cia Digital *	112,837	593
Banco do Brasil	390,100	3,572
BB Seguridade Participacoes	59,700	491
Cia de Saneamento Basico do Estado de Sao Paulo	26,000	260
Cia de Saneamento Basico do Estado de Sao Paulo ADR	102,800	1,025
Cia Vale do Rio Doce	70,300	756
Cia Vale do Rio Doce ADR, Cl B	368,448	3,942
Cielo	50,700	355
Cosan Industria e Comercio	134,900	1,479
Embraer ADR	140,833	2,696
Engie Brasil Energia	47,400	514
Fleury	111,400	894
Hypermarcas	49,500	498
International Meal Alimentacao, Cl A	514,723	1,334
JBS	473,900	1,147
Kroton Educacional	93,200	517
Lojas Renner	350,531	3,639
Magazine Luiza	73,300	1,274

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Movida Participacoes *	235,355	$498
Petroleo Brasileiro ADR, Cl A *	6,840	64
Porto Seguro	40,300	442
Raia Drogasil	231,063	6,221
Smiles Fidelidade	78,200	1,794
Suzano Papel e Celulose	484,003	2,593
TOTVS	43,328	401
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao	128,277	661

		43,619

Canada — 0.7%
First Quantum Minerals	338,399	3,896
Gran Tierra Energy *	710,260	1,593
Guyana Goldfields *	246,080	837
Parex Resources *	107,930	1,444

		7,770

Chile — 0.5%
Banco Santander Chile	8,114,168	555
Enel Generacion Chile	326,111	266
Parque Arauco	405,562	1,068
SMU *	3,730,531	950
SONDA	661,254	1,136
Vina Concha y Toro	1,038,911	1,810

		5,785

China — 8.5%
Agricultural Bank of China, Cl H	4,135,000	1,933
Air China, Cl H	760,000	818
Alibaba Group Holding ADR *	131,757	23,332
ANTA Sports Products	432,758	1,940
BYD Electronic International	338,500	816
Changyou.com ADR *	9,114	333
China Communications Construction, Cl H	2,434,000	2,735
China Lodging Group ADR *	22,210	2,370
China Petroleum & Chemical ADR	15,600	1,125
China Petroleum & Chemical, Cl H	6,664,000	4,797
China Railway Construction, Cl H	1,325,000	1,576
China Railway Group, Cl H	1,575,000	1,179
China Shenhua Energy, Cl H	907,000	2,244
Country Garden Holdings	440,000	697
Ctrip.com International ADR *	45,655	2,104
Dongfeng Motor Group, Cl H	1,638,000	2,065
Fosun International	802,500	1,675
Guangzhou R&F Properties	1,578,000	3,386
Hangzhou Hikvision Digital Technology, Cl A	259,950	1,455
JD.com ADR *	139,811	5,236
Kingdee International Software Group *	7,310,000	3,812
Maanshan Iron & Steel, Cl H *	5,236,000	2,578
Momo ADR *	32,600	782
NetEase ADR	20,106	6,609
New Oriental Education & Technology Group ADR	43,300	3,674

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	133

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ping An Insurance Group of China, Cl H	780,000	$7,737
Shenzhou International Group Holdings	191,000	1,732
Silergy	110,947	2,366
Sinopharm Group, Cl H	132,400	523
Sinotrans, Cl H	2,527,000	1,274
Weichai Power, Cl H	457,000	514
YY ADR *	29,200	3,013
Zhejiang Expressway, Cl H	1,936,000	2,326

		98,756

Colombia — 0.8%
Bancolombia ADR, Cl R	127,243	4,913
Canacol Energy *	430,406	1,389
CEMEX Latam Holdings *	618,645	2,239
Empresa de Telecomunicaciones de Bogota *	5,146,780	872
Financiera Colombiana	679	7

		9,420

Czech Republic — 0.3%
CEZ	47,288	1,085
Komercni Banka	52,975	2,224

		3,309

Egypt — 0.6%
Commercial International Bank Egypt GDR	226,678	985
Commercial International Bank Egypt SAE GDR	330,457	1,517
Credit Agricole Egypt SAE	255,070	646
ElSewedy Electric	115,423	888
Global Telecom Holding SAE *	2,582,720	1,103
Integrated Diagnostics Holdings (A)	442,170	2,085

		7,224

Georgia — 0.2%
BGEO Group	62,042	2,765

Greece — 0.4%
Eurobank Ergasias *	1,117,816	905
FF Group *	36,571	678
National Bank of Greece *	11,281,752	3,491

		5,074

Hong Kong — 12.0%
Agile Group Holdings	682,000	989
AIA Group	376,640	3,068
Anhui Conch Cement, Cl H	587,000	2,823
Bank of China, Cl H	13,236,000	6,460
Beijing Enterprises Holdings	161,000	933
China Conch Venture Holdings	853,000	1,883
China Construction Bank, Cl H	20,180,000	17,722
China Everbright International	2,023,000	2,725
China Huarong Asset Management, Cl H (A)	937,000	432
China Jinmao Holdings Group	2,946,000	1,340
China Literature *(A)	150,786	1,738
China Medical System Holdings	699,000	1,467
China Mobile	343,000	3,493

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Mobile ADR	94,600	$4,809
Citic Pacific	2,335,000	3,316
Geely Automobile Holdings	385,000	1,354
Guangzhou Automobile Group, Cl H	1,008,000	2,544
Haitian International Holdings	377,000	1,109
Hengan International Group	263,500	2,573
Hua Hong Semiconductor (A)	1,521,000	2,679
Industrial & Commercial Bank of China, Cl H	5,283,000	4,127
Kingboard Chemical Holdings	497,000	2,861
KWG Property Holding	1,223,000	1,299
Lee & Man Paper Manufacturing	1,543,193	1,817
Minth Group	526,000	2,947
Nexteer Automotive Group	1,407,000	3,043
Nine Dragons Paper Holdings	540,000	899
Regina Miracle International Holdings (A)	1,481,000	1,439
Shanghai Jin Jiang International Hotels Group, Cl H	2,794,000	970
Shanghai Pharmaceuticals Holding, Cl H	632,900	1,595
Shimao Property Holdings	1,053,500	2,073
Shun Tak Holdings	298,337	113
Singamas Container Holdings	6,496,000	1,421
Sino-Ocean Group Holding	1,804,000	1,135
Sinopec Shanghai Petrochemical, Cl H	3,026,000	1,803
SITC International Holdings	2,223,000	2,157
SSY Group	4,658,273	2,628
Sunac China Holdings	166,000	770
Sunny Optical Technology Group	51,772	871
Tencent Holdings	675,728	34,808
TravelSky Technology, Cl H	1,098,000	3,016
Uni-President China Holdings	2,190,000	1,697
United Laboratories International Holdings *	1,742,000	1,409
Xinyi Glass Holdings	1,150,000	1,405

		139,760

Hungary — 0.4%
MOL Hungarian Oil & Gas	98,153	1,141
Richter Gedeon Nyrt	96,625	2,503
Waberer’s International Nyrt *	67,579	1,248

		4,892

India — 6.8%
Adani Ports & Special Economic Zone	332,086	2,056
Asian Paints	87,265	1,551
Bajaj Auto	62,881	3,226
Bharat Electronics	549,156	1,586
Biocon	101,226	680
Cipla	98,063	914
Eicher Motors	4,631	2,152
Endurance Technologies (A)	158,642	3,131
Godrej Consumer Products	99,804	1,490
HCL Technologies	404,666	5,324
HDFC Bank ADR	63,996	6,214
Hindalco Industries	843,374	3,151

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hindustan Petroleum	446,732	$2,881
Hindustan Unilever	258,053	5,098
ICICI Bank ADR	242,500	2,313
Indiabulls Housing Finance	76,428	1,432
Infosys Technologies	230,998	3,500
Jindal Steel & Power	1,107,817	2,972
Maruti Udyog	18,171	2,429
Power Finance	1,062,100	1,992
Reliance Capital	204,192	1,378
Reliance Infrastructure	169,102	1,156
Rural Electrification	615,076	1,471
State Bank of India	433,823	2,160
Syngene International (A)	184,469	1,586
Tata Consultancy Services	89,092	3,645
Tata Motors ADR *	4,800	150
Tech Mahindra	108,113	822
Titan	144,672	1,841
UPL	287,220	3,259
Vakrangee	336,682	3,744
Vedanta	800,941	3,669

		78,973

Indonesia — 2.6%
Agung Podomoro Land	3,373,900	55
Astra International	1,069,000	627
Bank Central Asia	3,023,627	4,553
Bank CIMB Niaga *	8,610,300	783
Bank Negara Indonesia Persero	1,107,500	665
Bank Tabungan Negara Persero	7,305,461	1,737
Gudang Garam	171,900	972
Indofood Sukses Makmur	2,397,600	1,301
Kalbe Farma	20,215,982	2,391
Link Net	1,632,500	602
Malindo Feedmill	3,961,500	244
Matahari Department Store	1,088,000	858
Matahari Putra Prima *	4,468,800	136
Media Nusantara Citra	9,076,700	871
Pakuwon Jati	90,405,303	4,161
Pan Brothers	17,184,600	610
Perusahaan Gas Negara Persero	6,481,600	816
Surya Citra Media	4,758,500	776
Telekomunikasi Indonesia Persero	8,631,200	2,658
Telekomunikasi Indonesia Persero ADR	76,287	2,371
Ultrajaya Milk Industry & Trading	31,400,000	3,025

		30,212

Italy — 0.1%
Maire Tecnimont	214,201	985

Ivory Coast — 0.1%
Sonatel	32,578	1,356

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR *	665,260	6,500

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KazMunaiGas Exploration Production JSC GDR	168,130	$1,939
KCell JSC GDR	39,937	194

		8,633

Kenya — 0.6%
ARM Cement *	10	–
East African Breweries	955,107	2,218
Equity Group Holdings	8,139,706	3,377
Safaricom	3,676,210	981

		6,576

Luxembourg — 0.5%
Mouwasat Medical Services *	70,887	3,094
National Commercial Bank *	159,218	2,149

		5,243

Malaysia — 0.9%
AirAsia	1,989,500	1,528
CIMB Group Holdings	870,800	1,291
Hartalega Holdings	241,700	565
Malayan Banking	472,120	1,068
Serba Dinamik Holdings	2,852,500	2,234
Tenaga Nasional	825,700	3,121

		9,807

Mauritius — 0.1%
MCB Group	168,990	1,293

Mexico — 1.5%
Alfa, Cl A	1,002,000	1,115
Alsea	217,508	720
Arca Continental	94,100	645
Banregio Grupo Financiero	414,473	2,268
Becle *	1,407,035	2,337
Fomento Economico Mexicano	24,700	223
Gentera	963,200	880
Gruma, Ser B, Cl B	88,920	1,103
Grupo Aeroportuario del Centro Norte, Cl B	228,629	1,157
Grupo Aeroportuario del Sureste ADR	13,856	2,482
Grupo Aeroportuario del Sureste, Ser B, Cl B	12,785	229
Grupo Financiero Santander Mexico, Cl B	157,400	256
Grupo Lala, Cl B	355,990	539
Grupo Mexico, Ser B	438,400	1,374
Wal-Mart de Mexico	950,990	2,249

		17,577

Morocco — 0.3%
Attijariwafa Bank	43,230	2,276
Label Vie	5,576	1,040

		3,316

Nigeria — 0.4%
Guaranty Trust Bank	8,078,095	966
Presco	1,618,660	295
SEPLAT Petroleum Development *	734,571	1,011

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	135

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zenith Bank	36,830,340	$2,554

		4,826

Norway — 0.1%
B2Holding	593,692	1,406

Oman — 0.1%
Bank Muscat	1,209,907	1,244

Pakistan — 0.4%
Bank Alfalah *	3,011,890	1,153
Engro Fertilizers	3,732,774	2,325
United Bank	542,650	904

		4,382

Panama — 0.6%
Avianca Holdings ADR	366,415	2,821
Copa Holdings, Cl A	30,281	4,064

		6,885

Peru — 1.6%
Alicorp SAA	674,248	2,138
Cementos Pacasmayo SAA	531,678	1,372
Cia de Minas Buenaventura SAA ADR	251,807	3,523
Credicorp	49,341	10,412
Ferreycorp SAA	1,298,960	1,045
InRetail Peru (A)	27,646	576

		19,066

Philippines — 3.1%
Alliance Global Group *	9,600,000	2,993
Ayala	243,000	4,936
Ayala Land	2,395,300	2,043
BDO Unibank	2,070,285	6,014
Bloomberry Resorts *	10,001,043	2,127
East West Banking	1,766,000	1,182
Emperador	7,944,500	1,163
Megawide Construction *	6,590,000	2,280
PLDT	39,949	1,178
Puregold Price Club	1,968,303	1,920
Robinsons Land	9,382,900	4,272
Robinsons Retail Holdings	1,826,070	3,529
Security Bank	556,780	2,769
Xurpas	2,600,000	192

		36,598

Poland — 1.3%
Bank Millennium	1,082,357	2,523
Dino Polska *(A)	104,819	2,168
Energa	570,665	1,958
Eurocash	341,589	2,665
getBACK *	110,555	731
Kernel Holding	42,840	578
PGE	227,288	771
Polski Koncern Naftowy ORLEN	63,031	1,983

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Powszechny Zaklad Ubezpieczen	135,775	$1,711

		15,088

Qatar — 0.1%
Barwa Real Estate	25,879	199
Qatar National Bank SAQ	11,384	366
Qatar Navigation QSC	68,560	1,000

		1,565

Romania — 0.5%
Banca Transilvania	10,988,897	6,097

Russia — 2.4%
Gazprom PJSC ADR	125,995	566
Lukoil PJSC ADR	105,253	5,856
Mobile Telesystems ADR	167,000	1,732
Rosneft Oil PJSC GDR	73,848	364
Sberbank of Russia PJSC ADR	655,519	10,700
X5 Retail Group GDR *	41,748	1,546
Yandex, Cl A *	221,779	7,343

		28,107

South Africa — 2.4%
Astral Foods	242,548	3,910
Barclays Africa Group	74,299	858
Barloworld	217,489	2,446
Clicks Group	191,183	2,428
Exxaro Resources	265,489	2,873
FirstRand	798,122	3,300
Foschini Group	28,186	326
Liberty Holdings	108,973	929
MMI Holdings	526,331	775
Mondi	52,376	1,248
Naspers, Cl N	11,862	3,222
Nedbank Group	42,801	726
Pick n Pay Stores	160,432	749
RMB Holdings	57,166	279
SPAR Group	63,475	885
Standard Bank Group	122,435	1,547
Telkom	121,597	442
Truworths International	140,706	827

		27,770

South Korea — 9.1%
Amorepacific	9,594	2,716
Cheil Worldwide	51,122	944
Coway	12,564	1,107
Dongbu Insurance	11,598	730
Doosan	13,705	1,588
Douzone Bizon	65,846	2,081
Hana Financial Group	89,154	3,882
Hana Tour Service	28,281	2,784
Hanwha	42,235	1,617
Hotel Shilla	36,108	2,818
Hugel *	3,803	1,687

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hyosung	17,686	$2,203
Hyundai Development -Engineering & Construction	38,998	1,486
Hyundai Marine & Fire Insurance	91,573	3,652
Hyundai Motor	6,869	1,036
Jusung Engineering *	45,374	555
Kangwon Land	15,724	537
KB Financial Group	89,282	4,921
Kia Motors	83,058	2,572
Korea Electric Power	22,907	789
Korea Electric Power ADR	126,700	2,211
KT&G	14,965	1,681
LG	34,215	2,859
LG Display ADR	88,700	1,247
Mando	9,594	2,917
Nasmedia	47,592	3,067
NCSoft	10,709	4,308
POSCO	91	28
POSCO ADR	32,200	2,455
Samsung Biologics *(A)	8,044	2,533
Samsung Electronics	7,633	17,841
SFA Engineering	52,267	1,971
Shinsegae	3,576	944
SK Hynix	121,762	8,636
SK Innovation	13,289	2,543
SK Materials	12,892	2,169
SK Telecom	18,391	4,512
SKCKOLONPI	31,806	1,587
Tokai Carbon Korea	25,038	1,563
WONIK IPS *	44,921	1,434

		106,211

Spain — 0.3%
Prosegur Cash *(A)	867,791	2,846

Switzerland — 0.7%
Wizz Air Holdings *(A)	182,570	8,256

Taiwan — 9.5%
Airtac International Group	314,630	5,400
ASMedia Technology	121,000	1,441
Asustek Computer	82,000	756
Bizlink Holding	202,000	1,837
Catcher Technology	125,000	1,358
Chailease Holding	261,000	762
Chroma ATE	597,000	3,533
Compal Electronics	2,898,000	2,006
Compeq Manufacturing	1,581,000	2,367
CTBC Financial Holding	2,461,000	1,645
Cub Elecparts	100,800	1,053
E Ink Holdings	1,953,000	3,492
Epistar	853,000	1,552
FLEXium Interconnect	237,884	984
Foxconn Technology	757,000	2,117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Foxsemicon Integrated Technology	238,350	$1,763
Fubon Financial Holding	1,205,000	1,974
General Interface Solution Holding	55,000	437
Global PMX	194,000	1,122
Gourmet Master	175,145	2,214
Himax Technologies ADR	66,639	915
Hiwin Technologies	300,900	3,353
Hon Hai Precision Industry	3,732,375	12,491
Inventec	4,021,000	3,027
Kingpak Technology	156,000	1,169
King’s Town Bank	1,724,000	1,989
KS Terminals	734,000	1,658
Lite-On Technology	804,862	990
Merry Electronics	479,000	3,566
Microelectronics Technology	727,000	844
Micro-Star International	890,000	2,187
Nanya Technology	905,000	2,368
Nien Made Enterprise *	46,000	424
Parade Technologies	124,000	2,352
Pegatron	1,134,000	2,593
Powertech Technology	576,000	1,756
Taiwan Semiconductor Manufacturing	921,000	6,971
Taiwan Semiconductor Manufacturing ADR	536,798	21,257
WPG Holdings	1,481,000	2,017
Yuanta Financial Holding	3,458,000	1,605

		111,345

Thailand — 3.4%
Carabao Group	454,549	1,159
Charoen Pokphand Foods	2,282,000	1,652
CP ALL	1,746,000	3,903
Kiatnakin Bank	1,317,700	3,039
Krung Thai Bank	1,453,700	859
Minor International NVDR	2,659,636	3,548
Origin Property	2,041,300	1,272
PTT	615,200	7,786
PTT Global Chemical	627,900	1,531
Sansiri	12,083,100	830
Siam Cement	34,600	507
Srisawad	500,200	966
Star Petroleum Refining (A)	1,248,900	619
Thai Oil	1,645,600	4,678
Thanachart Capital	897,300	1,549
Tisco Financial Group	235,300	637
TOA Paint Thailand *	2,749,251	3,262
Workpoint Entertainment	893,200	2,293

		40,090

Turkey — 1.2%
Arcelik	392,824	1,998
Coca-Cola Icecek	71,046	639
Eregli Demir ve Celik Fabrikalari	655,893	1,450
Ford Otomotiv Sanayi	48,794	687

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	137

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TAV Havalimanlari Holding	162,076	$807
Tekfen Holding	672,382	2,447
Turkcell Iletisim Hizmetleri	604,351	2,353
Turkiye Garanti Bankasi	724,531	1,786
Turkiye Vakiflar Bankasi Tao, Cl D	1,009,917	1,498

		13,665

United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	867,742	1,664
Aldar Properties PJSC	5,754,882	3,448
DAMAC Properties Dubai PJSC	1,363,986	1,281
Dubai Investments PJSC	840,215	563
Dubai Islamic Bank	2,380,611	3,913
Emaar Development PJSC *	3,278,000	4,998
Emaar Properties PJSC	4,103,350	8,435
Emirates Telecommunications Group PJSC	84,198	376
First Abu Dhabi Bank PJSC	333,856	918
NMC Health	137,272	5,278
Ras Al Khaimah Ceramics	1,309,459	912

		31,786

United Kingdom — 1.4%
ADES International Holding *(A)	52,300	727
Georgia Healthcare Group *(A)	121,360	573
Globaltrans Investment GDR	244,143	2,236
Halyk Savings Bank of Kazakhstan JSC GDR	20,039	196
HSBC Bank	39,300	663
KAZ Minerals *	388,088	3,926
MHP GDR	91,630	1,036
RusHydro PJSC ADR	395,890	518
Saudi British Bank	104,520	739
TBC Bank Group	75,480	1,618
Tullow Oil *	1,642,921	3,981

		16,213

United States — 1.2%
Cablevision Holding GDR *	76,426	1,785
Globant *	74,227	2,969
Luxoft Holding, Cl A *	58,450	3,010
PriceSmart	34,578	2,956
Sea ADR	137,905	1,600
Universal Display	11,131	2,015

		14,335

Vietnam — 1.5%
FPT	42,918	110
HD Bank	2,580,000	3,634
Hoa Phat Group JSC *	226,100	410
Military Commercial Joint Stock Bank	1,141,350	1,286
Vietjet Aviation JSC	115,500	686
Vietnam Dairy Products JSC	204,190	1,678
Vietnam National Petroleum Group	859,780	2,346
Vietnam Prosperity JSC Bank *	1,141,500	2,068

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vincom Retail JSC *	2,284,620	$4,928

		17,146

Total Common Stock (Cost $839,619) ($ Thousands)		1,043,094

EXCHANGE TRADED FUND — 6.0%

United States — 6.0%
iShares MSCI Emerging Markets Index Fund	1,522,115	70,169

Total Exchange Traded Fund (Cost $71,834) ($ Thousands)		70,169

	Number of Participation Notes

PARTICIPATION NOTES — 5.6%

Cayman Islands — 0.2%
Hemas Holdings, Expires 11/16/2018	688,148	560
Vietnam Dairy Products JSC, Expires 10/31/2018	248,077	2,039

		2,599

Chile — 0.2%
SACI Falabella, Expires 11/07/2018	298,427	2,522

China — 0.1%
Huangshan Tourism Development, Expires 11/06/2020	354,172	740

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018	22,810	219
CEMEX Latam Holdings, Expires 10/31/2018	199,176	719
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018	1,784,970	297

		1,235

Egypt — 0.3%
Emaar Misr for Development SAE, Expires 05/02/2018	6,982,090	1,472
Palm Hills Developments SAE, Expires 05/02/2018	9,418,487	2,238

		3,710

India — 1.6%
Adani Tran, Expires 06/24/2020	786,947	2,221
Bharat Financial Inclusion, Expires 11/05/2018	31,364	477
Jamna Auto, Expires 06/17/2021	2,064,735	1,999
KEC International, Expires 05/21/2018	592,717	2,948
LIC Housing Finance, Expires 03/08/2019	111,906	1,014
PVR, Expires 06/19/2020	91,838	1,850
SKS Microfinance, Expires 11/05/2018	52,921	805

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
VIP Industrials, Expires 12/17/2019	672,296	$3,703
Voltas, Expires 05/28/2020	396,170	3,882

		18,899

Ireland — 0.1%
Commercial Bank of Ceylon, Expires 08/16/2019	713,330	627

Kuwait — 0.4%
Mabanee SAK, Expires 08/05/2019	499,383	1,216
National Bank of Kuwait SAKP, Expires 11/20/2018	1,715,342	4,075

		5,291

Luxembourg — 0.1%
Hoa Phat Group JSC, Expires 11/20/2020	383,291	688

Pakistan — 0.3%
United Bank, Expires 03/29/2019	2,022,043	3,335

Saudi Arabia — 0.2%
HSBC Bank Savola Group, Expires	248,180	2,720

Sri Lanka — 0.3%
Hatton National Bank, Expires 08/16/2018	891,142	1,494
John Keells Holdings, Expires 07/05/2019	1,603,335	1,614

		3,108

Thailand — 0.0%
Origin Property PCL, Expires 11/06/2021 *	332,400	3

United Kingdom — 0.3%
HSBC, Expires 07/20/2020	132,819	3,365

United States — 0.8%
CitiGroup Global, Expires 04/16/2018	60,771	145
CitiGroup Global, Expires 04/30/2018	1,773,051	4,225
FPT, Expires 09/10/2018	1,777,992	4,524

		8,894

Vietnam — 0.6%
Hoa Phat Group, Expires 07/24/2018	1,316,455	2,363
Military Commercial Joint Stock Bank,
Expires 04/20/2017	1,303,096	1,454
Military Commercial Joint Stock Bank,
Expires 02/12/2018	2,211,471	2,467

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
Mobile World Investment, Expires 08/15/2017	187,140	$1,101

		7,385

Total Participation Notes (Cost $51,576) ($ Thousands)		65,121

	Shares

PREFERRED STOCK — 2.1%

Brazil — 1.3%
Banco Bradesco	134,508	1,344
Braskem *	150,700	2,093
Cia Energetica de Minas Gerais	283,700	573
Itau Unibanco Holding	21,800	275
Itausa - Investimentos Itau	2,348,490	7,458
Metalurgica Gerdau	1,042,600	1,617
Telefonica Brasil	105,500	1,533

		14,893

Colombia — 0.3%
Banco Davivienda	403,031	3,889
Bancolombia	23,925	232

		4,121

South Korea — 0.5%
LG Chemical	2,911	670
Samsung Electronics	2,842	5,482

		6,152

Total Preferred Stock (Cost $20,700) ($ Thousands)		25,166

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
CTBC Financial Holding ‡‡	39,187	–

Total Rights (Cost $—) ($ Thousands)		–

Total Investments — 103.0% (Cost $983,729) ($ Thousands)		$1,203,550

Percentages are based on Net Assets of $1,168,364 ($ Thousands).

*	Non-income producing security.

‡‡	Expiration date not available.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2017, the value of these securities amounted to $31,388 ($ Thousands), representing 2.7% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	139

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Emerging Markets Equity Fund (Concluded)

GDR — Global Depositary Receipt

JSC — Joint Stock Company

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,041,673	$1,421	$–	$1,043,094
Exchange Traded Fund	70,169	–	–	70,169
Participation Notes	34,800	30,321	–	65,121
Preferred Stock	25,166	–	–	25,166
Right	–	–	–	–

Total Investments in Securities	$1,171,808	$31,742	$–	$1,203,550

For the period ended November 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in ,Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended November 30, 2017 ($ Thousands).

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 11/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$8,465	$76,733	$(85,198)	$0	$33

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 11.7%
Adient	370	$29
Advance Auto Parts	8,200	828
Amazon.com *	43,600	51,306
AutoZone *	3,100	2,129
Best Buy	29,600	1,765
BorgWarner	22,300	1,242
Carmax *	20,700	1,426
Carnival, Cl A	43,900	2,882
CBS, Cl B	36,876	2,067
Charter Communications, Cl A *	21,900	7,144
Chipotle Mexican Grill, Cl A *	2,700	822
Comcast, Cl A	514,100	19,299
Darden Restaurants	13,900	1,172
Delphi Automotive	28,800	3,015
Discovery Communications, Cl A *	17,000	323
Discovery Communications, Cl C *	24,200	438
DISH Network, Cl A *	25,400	1,287
Dollar General	28,000	2,466
Dollar Tree *	26,384	2,711
DR Horton	38,100	1,943
Entercom Communications, Cl A	12,434	144
Expedia	13,600	1,666
Foot Locker	13,600	583
Ford Motor	428,500	5,365
Gap	24,300	785
Garmin	12,700	788
General Motors	144,800	6,239
Genuine Parts	16,451	1,530
Goodyear Tire & Rubber	27,900	903
H&R Block	22,900	600
Hanesbrands	40,600	848
Harley-Davidson	19,300	969
Hasbro	12,600	1,172
Hilton Worldwide Holdings	22,900	1,776
Home Depot	128,932	23,185
Interpublic Group	43,700	864
Kohl’s	19,000	911
L Brands	26,600	1,492
Leggett & Platt	14,800	714
Lennar, Cl A	22,500	1,413
LKQ *	34,100	1,344
Lowe’s	92,800	7,737
Macy’s	33,900	807
Marriott International, Cl A	33,920	4,308
Mattel	39,200	715
McDonald’s	88,500	15,219
MGM Resorts International	57,700	1,969
Michael Kors Holdings *	16,700	976
Mohawk Industries *	7,028	1,986
NetFlix *	47,500	8,910
Newell Brands	53,899	1,669

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News	14,100	$231
News, Cl A	42,300	684
NIKE, Cl B	143,200	8,652
Nordstrom	12,300	559
Norwegian Cruise Line Holdings *	20,000	1,083
Omnicom Group	24,600	1,757
O’Reilly Automotive *	9,800	2,315
Priceline Group *	5,400	9,394
PulteGroup	31,700	1,082
PVH	8,700	1,171
Ralph Lauren, Cl A	6,100	580
Ross Stores	42,500	3,231
Royal Caribbean Cruises	18,700	2,317
Scripps Networks Interactive, Cl A	10,600	868
Signet Jewelers	6,700	350
Starbucks	158,800	9,182
Tapestry	31,400	1,309
Target	59,100	3,540
Tiffany	11,300	1,068
Time Warner	84,700	7,751
TJX	69,700	5,266
Tractor Supply	14,200	969
TripAdvisor *	12,200	422
Twenty-First Century Fox, Cl A	113,800	3,635
Twenty-First Century Fox, Cl B	49,000	1,526
Ulta Beauty *	6,500	1,441
Under Armour, Cl A *	21,900	291
Under Armour, Cl C *	20,436	244
VF	35,800	2,612
Viacom, Cl B	39,700	1,124
Walt Disney	168,662	17,679
Whirlpool	7,700	1,298
Wyndham Worldwide	11,600	1,304
Wynn Resorts	8,900	1,407
Yum! Brands	37,200	3,105

		301,328

Consumer Staples — 7.8%
Altria Group	209,500	14,210
Archer-Daniels-Midland	62,500	2,493
Brown-Forman, Cl B	21,800	1,304
Campbell Soup	21,200	1,045
Church & Dwight	27,800	1,309
Clorox	14,300	1,992
Coca-Cola	419,600	19,205
Colgate-Palmolive	96,700	7,006
Conagra Brands	45,100	1,684
Constellation Brands, Cl A	18,600	4,047
Costco Wholesale	47,800	8,816
Coty, Cl A	52,579	906
CVS Health	110,700	8,480
Dr. Pepper Snapple Group	19,550	1,763

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	141

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	24,100	$3,008
General Mills	62,400	3,529
Hershey	15,600	1,731
Hormel Foods	29,800	1,086
JM Smucker	12,582	1,468
Kellogg	26,700	1,766
Kimberly-Clark	38,900	4,659
Kraft Heinz	65,366	5,319
Kroger	99,600	2,576
McCormick	13,200	1,349
Molson Coors Brewing, Cl B	20,600	1,609
Mondelez International, Cl A	165,600	7,111
Monster Beverage *	44,620	2,796
PepsiCo	156,162	18,196
Philip Morris International	169,700	17,437
Procter & Gamble	278,836	25,092
Sysco	54,000	3,117
Tyson Foods, Cl A	32,200	2,648
Walgreens Boots Alliance	95,700	6,963
Wal-Mart Stores	159,855	15,543

		201,263

Energy — 5.6%
Anadarko Petroleum	60,400	2,905
Andeavor	15,700	1,656
Apache	42,500	1,778
Baker Hughes A GE	47,500	1,412
Cabot Oil & Gas, Cl A	52,000	1,505
Chesapeake Energy *	91,100	371
Chevron	207,200	24,655
Cimarex Energy	10,600	1,231
Concho Resources *	16,500	2,308
ConocoPhillips	132,400	6,736
Devon Energy	58,700	2,262
EOG Resources	63,400	6,487
EQT	26,600	1,585
ExxonMobil	463,700	38,622
Halliburton	93,900	3,923
Helmerich & Payne	12,000	703
Hess	30,200	1,386
Kinder Morgan	207,477	3,575
Marathon Oil	94,000	1,395
Marathon Petroleum	54,710	3,426
National Oilwell Varco	42,800	1,436
Newfield Exploration *	22,400	693
Noble Energy	54,100	1,423
Occidental Petroleum	83,800	5,908
ONEOK	42,400	2,200
Phillips 66	46,600	4,546
Pioneer Natural Resources	18,300	2,855
Range Resources	22,200	400
Schlumberger	151,437	9,518

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TechnipFMC	47,500	$1,360
Valero Energy	47,800	4,093
Williams	92,200	2,678

		145,031

Financials — 14.1%
Affiliated Managers Group	6,300	1,252
Aflac	43,500	3,812
Allstate	39,100	4,014
American Express	80,600	7,875
American International Group	99,600	5,972
Ameriprise Financial	16,700	2,726
Aon	28,100	3,940
Arthur J Gallagher	20,000	1,317
Assurant	6,100	615
Bank of America	1,073,500	30,240
Bank of New York Mellon	112,300	6,147
BB&T	89,000	4,398
Berkshire Hathaway, Cl B *	210,600	40,648
BlackRock, Cl A	13,441	6,736
Brighthouse Financial *	10,845	638
Capital One Financial	52,500	4,830
CBOE Holdings	12,600	1,555
Charles Schwab	129,600	6,323
Chubb	51,126	7,777
Cincinnati Financial	16,600	1,240
Citigroup	297,900	22,491
Citizens Financial Group	54,300	2,210
CME Group, Cl A	37,300	5,578
Comerica	19,600	1,633
Discover Financial Services	40,100	2,831
E*TRADE Financial *	30,400	1,463
Everest Re Group	4,600	1,010
Fifth Third Bancorp	81,800	2,496
Franklin Resources	36,700	1,591
Goldman Sachs Group	39,200	9,707
Hartford Financial Services Group	39,400	2,263
Huntington Bancshares	121,300	1,747
Intercontinental Exchange	63,745	4,555
Invesco	45,400	1,642
JPMorgan Chase	385,100	40,251
KeyCorp	116,599	2,213
Leucadia National	35,800	942
Lincoln National	23,600	1,807
Loews	30,800	1,549
M&T Bank	16,921	2,859
Marsh & McLennan	55,600	4,666
MetLife	116,600	6,259
Moody’s	17,847	2,710
Morgan Stanley	154,000	7,948
Nasdaq	12,700	1,005
Navient	32,100	405

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northern Trust	23,000	$2,249
People’s United Financial	38,600	734
PNC Financial Services Group	52,200	7,337
Principal Financial Group	29,900	2,117
Progressive	62,800	3,340
Prudential Financial	46,400	5,375
Raymond James Financial	14,200	1,254
Regions Financial	128,000	2,123
S&P Global	28,300	4,683
SunTrust Banks	52,500	3,236
Synchrony Financial	80,511	2,890
T. Rowe Price Group	25,900	2,666
Torchmark	12,300	1,093
Travelers	29,900	4,054
Unum Group	25,500	1,444
US Bancorp	174,800	9,640
Wells Fargo	488,700	27,597
Willis Towers Watson	14,995	2,411
XL Group	28,900	1,122
Zions Bancorporation	22,900	1,135

		362,386

Health Care — 13.6%
Abbott Laboratories	191,239	10,780
AbbVie	174,200	16,883
Aetna	36,418	6,562
Agilent Technologies	34,500	2,389
Alexion Pharmaceuticals *	24,300	2,668
Align Technology *	7,700	2,009
Allergan	36,400	6,327
AmerisourceBergen	17,961	1,523
Amgen	79,700	14,000
Anthem	28,800	6,767
Baxter International	54,138	3,548
Becton Dickinson	24,977	5,700
Biogen *	23,000	7,410
Boston Scientific *	148,500	3,903
Bristol-Myers Squibb	178,900	11,305
C.R. Bard	8,100	2,721
Cardinal Health	35,300	2,089
Celgene *	86,100	8,681
Centene *	19,200	1,960
Cerner *	35,200	2,488
Cigna	27,800	5,886
Cooper	5,500	1,327
Danaher	67,100	6,332
DaVita HealthCare Partners *	17,500	1,069
DENTSPLY SIRONA	25,600	1,715
Edwards Lifesciences *	23,400	2,743
Eli Lilly	106,600	9,023
Envision Healthcare *	12,997	415
Express Scripts Holding *	63,700	4,152

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences	142,456	$10,653
HCA Healthcare *	31,900	2,712
Henry Schein *	17,800	1,272
Hologic *	31,000	1,293
Humana	15,600	4,069
IDEXX Laboratories *	9,800	1,533
Illumina *	15,800	3,635
Incyte *	19,000	1,881
Intuitive Surgical *	12,200	4,877
IQVIA Holdings *	16,900	1,724
Johnson & Johnson	293,800	40,935
Laboratory Corp of America Holdings *	11,454	1,813
McKesson	22,700	3,354
Medtronic	147,855	12,143
Merck	298,800	16,515
Mettler Toledo International *	2,700	1,699
Mylan *	59,900	2,188
Patterson	8,900	325
PerkinElmer	12,300	906
Perrigo	14,300	1,247
Pfizer	652,596	23,663
Quest Diagnostics	15,300	1,506
Regeneron Pharmaceuticals *	8,500	3,076
ResMed	15,800	1,349
Stryker	35,500	5,538
Thermo Fisher Scientific	44,000	8,481
UnitedHealth Group	105,700	24,118
Universal Health Services, Cl B	9,900	1,073
Varian Medical Systems *	10,300	1,151
Vertex Pharmaceuticals *	27,300	3,939
Waters *	8,900	1,755
Zimmer Biomet Holdings	22,500	2,635
Zoetis, Cl A	53,067	3,836

		349,269

Industrials — 9.7%
3M	65,200	15,853
Acuity Brands	4,700	806
Alaska Air Group	13,800	955
Allegion	10,533	886
American Airlines Group	48,400	2,444
Ametek	25,700	1,868
AO Smith	16,300	1,034
Arconic	45,766	1,126
Boeing	60,700	16,802
C.H. Robinson Worldwide	15,600	1,352
Caterpillar	65,000	9,175
Cintas	9,600	1,511
CSX	100,100	5,581
Cummins	17,000	2,846
Deere	35,300	5,290
Delta Air Lines	72,700	3,847

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	143

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover	17,400	$1,700
Eaton	48,901	3,804
Emerson Electric	69,400	4,499
Equifax	13,400	1,529
Expeditors International of Washington	20,100	1,302
Fastenal	32,300	1,692
FedEx	26,849	6,214
Flowserve	14,400	613
Fluor	15,600	755
Fortive	33,650	2,512
Fortune Brands Home & Security	17,000	1,163
General Dynamics	30,600	6,339
General Electric	946,092	17,304
Honeywell International	83,200	12,976
IHS Markit *	40,500	1,807
Illinois Tool Works	34,156	5,781
Ingersoll-Rand	27,700	2,427
Jacobs Engineering Group	13,300	873
JB Hunt Transport Services	9,700	1,078
Johnson Controls International	102,404	3,855
Kansas City Southern	11,800	1,323
L3 Technologies	8,700	1,728
Lockheed Martin	27,524	8,783
Masco	35,700	1,532
Nielsen Holdings	37,200	1,366
Norfolk Southern	31,700	4,395
Northrop Grumman	19,200	5,902
Paccar	37,800	2,659
Parker Hannifin	14,300	2,681
Pentair	18,546	1,320
Quanta Services *	16,600	629
Raytheon	32,000	6,117
Republic Services, Cl A	25,700	1,669
Robert Half International	14,100	804
Rockwell Automation	13,900	2,684
Rockwell Collins	18,100	2,395
Roper Technologies	11,000	2,939
Snap-on	6,400	1,084
Southwest Airlines	59,500	3,610
Stanley Black & Decker	16,500	2,799
Stericycle *	9,400	623
Textron	28,100	1,565
TransDigm Group	5,300	1,504
Union Pacific	87,300	11,043
United Continental Holdings *	28,800	1,824
United Parcel Service, Cl B	75,100	9,121
United Rentals *	9,400	1,499
United Technologies	81,700	9,922
Verisk Analytics, Cl A *	17,200	1,658
Waste Management	44,500	3,660
WW Grainger	5,600	1,239

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	19,900	$1,380

		251,056

Information Technology — 23.2%
Accenture, Cl A	68,000	10,065
Activision Blizzard	82,700	5,160
Adobe Systems *	54,300	9,854
Advanced Micro Devices *	85,700	933
Akamai Technologies *	19,100	1,065
Alliance Data Systems	5,400	1,292
Alphabet, Cl A *	32,645	33,826
Alphabet, Cl C *	33,022	33,729
Amphenol, Cl A	32,900	2,980
Analog Devices	39,736	3,422
Ansys *	9,500	1,408
Apple	565,700	97,216
Applied Materials	117,100	6,179
Autodesk *	24,400	2,677
Automatic Data Processing	48,300	5,528
Broadcom	44,393	12,339
CA	35,000	1,157
Cadence Design Systems *	31,300	1,374
Cisco Systems	546,600	20,388
Citrix Systems *	16,100	1,411
Cognizant Technology Solutions, Cl A	64,000	4,626
Corning	97,500	3,158
CSRA	16,100	466
DXC Technology	31,638	3,042
eBay *	107,600	3,731
Electronic Arts *	33,800	3,595
F5 Networks *	7,200	966
Facebook, Cl A *	259,500	45,978
Fidelity National Information Services	36,900	3,481
Fiserv *	23,400	3,076
FLIR Systems	15,300	713
Gartner *	10,100	1,221
Global Payments	17,012	1,711
Harris	13,300	1,922
Hewlett Packard Enterprise	182,400	2,545
HP	180,700	3,876
Intel	513,800	23,039
International Business Machines	94,658	14,575
Intuit	26,600	4,182
Juniper Networks	42,300	1,174
KLA-Tencor	17,500	1,789
Lam Research	17,987	3,459
Mastercard, Cl A	102,000	15,348
Microchip Technology	25,600	2,227
Micron Technology *	123,000	5,214
Microsoft	843,400	70,989
Motorola Solutions	18,267	1,719
NetApp	30,400	1,718

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nvidia	65,500	$13,147
Oracle	329,900	16,185
Paychex	35,700	2,403
PayPal Holdings *	124,400	9,421
Qorvo *	14,200	1,087
QUALCOMM	161,200	10,694
Red Hat *	19,800	2,510
Salesforce.com *	75,000	7,824
Seagate Technology	31,800	1,226
Skyworks Solutions	19,700	2,063
Symantec	67,900	1,967
Synopsys *	16,800	1,518
TE Connectivity	38,700	3,655
Texas Instruments	108,000	10,507
Total System Services	18,500	1,376
VeriSign *	9,500	1,093
Visa, Cl A	200,000	22,518
Western Digital	32,503	2,563
Western Union	52,200	1,028
Xerox	23,575	699
Xilinx	27,700	1,925

		596,952

Materials — 2.9%
Air Products & Chemicals	23,600	3,848
Albemarle	12,400	1,666
Avery Dennison	9,800	1,118
Ball	39,100	1,560
CF Industries Holdings	25,800	967
DowDuPont	255,015	18,351
Eastman Chemical	16,300	1,506
Ecolab	28,400	3,860
FMC	15,000	1,416
Freeport-McMoRan, Cl B *	148,600	2,068
International Flavors & Fragrances	8,800	1,368
International Paper	46,100	2,610
LyondellBasell Industries, Cl A	35,400	3,706
Martin Marietta Materials	7,000	1,459
Monsanto	48,200	5,704
Mosaic	38,800	942
Newmont Mining	59,500	2,201
Nucor	35,600	2,047
Packaging Corp of America	10,500	1,245
PPG Industries	27,700	3,237
Praxair	31,064	4,781
Sealed Air	19,000	913
Sherwin-Williams	9,075	3,625
Vulcan Materials	14,700	1,847
WestRock	28,041	1,750

		73,795

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 2.8%
Alexandria Real Estate Equities ‡	10,200	$1,296
American Tower, Cl A ‡	47,147	6,786
Apartment Investment & Management, Cl A ‡	17,600	776
AvalonBay Communities ‡	14,900	2,702
Boston Properties ‡	17,200	2,156
CBRE Group, Cl A *	33,600	1,457
Crown Castle International ‡	44,900	5,074
Digital Realty Trust ‡	22,800	2,661
Duke Realty ‡	39,700	1,117
Equinix ‡	8,457	3,928
Equity Residential ‡	39,500	2,639
Essex Property Trust ‡	7,300	1,803
Extra Space Storage ‡	14,100	1,204
Federal Realty Investment Trust ‡	8,000	1,058
Four Corners Property Trust ‡	1	—
GGP ‡	69,400	1,631
HCP ‡	52,300	1,383
Host Hotels & Resorts ‡	82,585	1,634
Iron Mountain ‡	29,371	1,200
Kimco Realty ‡	48,200	893
Macerich ‡	12,100	783
Mid-America Apartment Communities ‡	12,700	1,301
Prologis ‡	57,500	3,808
Public Storage ‡	16,200	3,452
Realty Income ‡	30,500	1,687
Regency Centers ‡	16,500	1,119
SBA Communications, Cl A *‡	12,900	2,190
Simon Property Group ‡	34,300	5,548
SL Green Realty ‡	11,300	1,155
UDR ‡	29,600	1,164
Ventas ‡	39,600	2,535
Vornado Realty Trust ‡	19,200	1,490
Welltower ‡	40,900	2,759
Weyerhaeuser ‡	83,827	2,966

		73,355

Telecommunication Services — 1.9%
AT&T	671,516	24,430
CenturyLink	107,915	1,574
Verizon Communications	446,000	22,697

		48,701

Utilities — 3.0%
AES	73,000	772
Alliant Energy	25,200	1,137
Ameren	27,100	1,733
American Electric Power	53,300	4,138
American Water Works	19,900	1,822
CenterPoint Energy	48,100	1,443
CMS Energy	31,300	1,562
Consolidated Edison	34,100	3,036

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	145

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dominion Energy	70,900	$5,965
DTE Energy	20,000	2,311
Duke Energy	76,130	6,789
Edison International	35,100	2,853
Entergy	19,900	1,721
Eversource Energy	35,400	2,296
Exelon	105,000	4,380
FirstEnergy	49,700	1,697
NextEra Energy	51,500	8,139
NiSource	35,800	986
NRG Energy	33,400	923
PG&E	57,000	3,092
Pinnacle West Capital	12,500	1,148
PPL	73,500	2,695
Public Service Enterprise Group	54,500	2,892
SCANA	15,800	682
Sempra Energy	27,100	3,279
Southern	108,600	5,560
WEC Energy Group	35,262	2,450
Xcel Energy	54,700	2,823

		78,324

Total Common Stock (Cost $1,482,796) ($ Thousands)		2,481,460

Exchange Traded Fund — 0.3%
SPDR S&P 500 ETF Trust	33,600	8,904

Total Exchange Traded Funds (Cost $6,039) ($ Thousands)		8,904

	Number of Rights

RIGHTS — 0.0%

Total Rights (Cost $—) ($ Thousands)		23

Total Investments — 96.6% (Cost $1,488,835) ($ Thousands)		$2,490,387

	Contracts

PURCHASED OPTION — 0.0%
December 17, S&P 500 Index, Expires 12/16/2017, Strike Price $2,370.00*	1,988	119

Total Purchased Option (Cost $4,996) ($ Thousands)		$119

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTION — 0.0%
Total Written Option (Premiums Received $2,559) ($ Thousands)		$ (69)

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

A list of the open options contracts held by the Fund at November 30, 2017, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)

PURCHASED OPTION — 0.0%

Put Options
December 17, S&P 500 Index*	1,988	$526,339	$2,370.00	12/16/17	$119

Total Purchased Option		$526,339			$119

WRITTEN OPTION — 0.0%

Put Options
December 17, S&P 500 Index*	(1,988)	$(526,339)	2,250.00	12/16/17	$(69)

Total Written Option		$(526,339)			$(69)

A list of the open futures contracts held by the Fund at November 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
CAC40 10 Euro Index	1,611	Dec-2017	$ 100,940	$ 103,103	$ (72)
DAX Index	265	Dec-2017	98,710	103,106	4,823
DJ Euro Stoxx 50 Index	2,424	Dec-2017	102,937	103,269	(597)
S&P 500 Index E-MINI	(3,629)	Dec-2017	(449,227)	(480,461)	(31,234)
TOPIX Index	1,618	Dec-2017	234,846	259,823	24,454

			$ 88,206	$ 88,840	$ 2,374

A list of the open forward foreign currency contracts held by the Fund at November 30, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	01/09/18	USD	5,837	SAR	21,933	11
Bank of America	01/09/18	EUR	6,978	USD	8,154	(189)
Bank of America	01/09/18	USD	376,585	INR	24,916,869	8,113
Bank of America	01/09/18	USD	709	INR	45,899	—
Bank of America	01/09/18	SAR	506,758	USD	133,997	(1,123)
Bank of Montreal	01/09/18	SGD	2,371	USD	1,741	(21)
Bank of Montreal	01/09/18	JPY	2,327,360	USD	20,907	55
Barclays PLC	01/09/18	USD	64	SGD	86	—
Citigroup	01/09/18	USD	10,487	EUR	9,000	274
Citigroup	01/09/18	USD	41,753	JPY	4,759,000	886
Credit Suisse First Boston	01/09/18	EUR	9,086	USD	10,802	(62)
Goldman Sachs	01/09/18	EUR	8,158	USD	9,674	(80)
Goldman Sachs	01/09/18	JPY	1,582,903	USD	14,152	(30)
HSBC	01/09/18	SGD	3,099	USD	2,287	(15)
JPMorgan Chase Bank	01/09/18	USD	5,037	EUR	4,222	11
Morgan Stanley	01/09/18	JPY	1,565,424	USD	13,844	(182)
Morgan Stanley	01/09/18	TWD	1,938,516	USD	64,386	(425)
Standard Chartered	01/09/18	USD	8,888	KRW	9,659,566	—
Standard Chartered	01/09/18	KRW	288,089,130	USD	253,341	(11,750)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017	147

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2017

Dynamic Asset Allocation Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
UBS	01/09/18	SGD	81,699	USD	60,371	(322)

						$(4,849)

A list of the open OTC swap agreements held by the Fund at November 30, 2017 is as follows:

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Russell 1000 Growth	Return	USD - LIBOR+25BPS	Quarterly	09/18/2018	USD	241,967	$(17,341)	$–	$(17,341)
Morgan Stanley	Russell 1000 Value	USD - LIBOR+30BPS	Return	Quarterly	09/18/2018	USD	166	10,924	–	10,924

								$(6,417)	$–	$(6,417)

Percentages are based on Net Assets of $2,577,014 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Refer to table below for details on Options Contracts.

CAD — Canadian Dollar

Cl — Class

CVR — Contingent Value Right

DAX — Deutsche Boerse AG German Stock Index

ETF — Exchange Traded Fund

EUR — Euro

IBEX — Madrid Stock Exchange

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

PDC — Property Development Centers

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

TWD — Taiwan Dollar

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,481,460	$–	$–	$2,481,460
Exchange Traded Fund	8,904	–	–	8,904
Rights	–	23	–	23

Total Investments in Securities	$2,490,364	$23	$–	$2,490,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$119	$—	$—	$119
Written Options	(69)	—	—	(69)
Futures Contracts *
Unrealized Appreciation	34,277	—	—	34,277
Unrealized Depreciation	(31,903)	—	—	(31,903)

Forwards Contracts *
Unrealized Appreciation	—	9,350	—	9,350
Unrealized Depreciation	—	(14,199)	—	(14,199)

OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	10,924	—	10,924
Unrealized Depreciation	—	(17,341)	—	(17,341)

Total Other Financial Instruments	$2,424	$(11,266)	$—	$(8,842)

* Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2017

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2015.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.            Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 8, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: February 8, 2018